UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020

Vanguard Variable Insurance Funds

Balanced Portfolio	Mid-Cap Index Portfolio

Capital Growth Portfolio	Moderate Allocation Portfolio

Conservative Allocation Portfolio	Money Market Portfolio

Diversified Value Portfolio	Real Estate Index Portfolio

Equity Income Portfolio	Short-Term Investment-Grade Portfolio

Equity Index Portfolio	Small Company Growth Portfolio

Global Bond Index Portfolio with underlying Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Growth Portfolio	Total International Stock Market Index Portfolio

High Yield Bond Portfolio	Total Stock Market Index Portfolio with underlying Equity Index Portfolio
International Portfolio

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents
Balanced Portfolio	1
Capital Growth Portfolio	26
Conservative Allocation Portfolio	37
Diversified Value Portfolio	47
Equity Income Portfolio	58
Equity Index Portfolio	73
Global Bond Index Portfolio (with underlying Total Bond Market Index Portfolio)	87
Growth Portfolio	169
High Yield Bond Portfolio	182
International Portfolio	200
Mid-Cap Index Portfolio	216
Moderate Allocation Portfolio	229
Money Market Portfolio	239
Real Estate Index Portfolio	251
Short-Term Investment-Grade Portfolio	265
Small Company Growth Portfolio	309
Total Bond Market Index Portfolio	323
Total International Stock Market Index Portfolio	394
Total Stock Market Index Portfolio (with underlying Equity Index Portfolio)	405

Balanced Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$966.72	$0.98
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.87	1.01

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.20%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

1

Balanced Portfolio

Portfolio Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	1.4%
Common Stocks	66.1
Corporate Bonds	25.3
Sovereign Bonds	1.0
Taxable Municipal Bonds	2.0
U.S. Government and Agency Obligations	4.2

The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

2

Balanced Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (64.6%)
Communication Services (7.2%)
* Alphabet Inc. Class A	76,377	108,306
* Facebook Inc. Class A	213,498	48,479
Comcast Corp. Class A	942,112	36,724
Verizon Communications Inc.	457,036	25,196
		218,705
Consumer Discretionary (5.6%)
McDonald’s Corp.	323,231	59,626
Home Depot Inc.	180,997	45,342
TJX Cos. Inc.	784,254	39,652
* Alibaba Group Holding Ltd. ADR	117,032	25,244
		169,864
Consumer Staples (5.1%)
Nestle SA	441,588	48,959
Coca-Cola Co.	829,851	37,078
Sysco Corp.	506,503	27,685
Procter & Gamble Co.	222,245	26,574
Diageo plc	472,956	15,720
		156,016
Energy (2.0%)
^ Total SA	921,719	35,540
BP plc	6,770,971	25,940
		61,480
Financials (8.5%)
Bank of America Corp.	2,010,579	47,751
JPMorgan Chase & Co.	493,026	46,374
BlackRock Inc.	67,872	36,929
Progressive Corp.	408,498	32,725
Charles Schwab Corp.	870,604	29,374
Blackstone Group LP Class A	354,558	20,089
Prudential plc	1,253,227	18,884
PNC Financial Services Group Inc.	127,101	13,372
American Express Co.	132,716	12,635
Northern Trust Corp.	23,377	1,855
		259,988
Health Care (10.2%)
Pfizer Inc.	1,565,200	51,182
Becton Dickinson and Co.	156,214	37,377
UnitedHealth Group Inc.	122,918	36,255
Novartis AG	393,078	34,245
AstraZeneca plc ADR	611,186	32,326
Abbott Laboratories	344,732	31,519
Anthem Inc.	80,150	21,078
Bristol-Myers Squibb Co.	327,731	19,271
HCA Healthcare Inc.	173,650	16,854
Danaher Corp.	78,900	13,952
Eli Lilly and Co.	73,174	12,014
Medtronic plc	51,913	4,760
		310,833
Industrials (5.5%)
Union Pacific Corp.	145,149	24,540
Lockheed Martin Corp.	64,827	23,657
Raytheon Technologies Corp.	350,669	21,608
Deere & Co.	134,689	21,166
Northrop Grumman Corp.	61,039	18,766
Schneider Electric SE	153,398	17,064
Trane Technologies plc	186,156	16,564
^ Vinci SA	154,452	14,321
Fortive Corp.	145,508	9,845
Rockwell Automation Inc.	6,374	1,358
		168,889
Information Technology (16.2%)
Microsoft Corp.	757,676	154,194
Apple Inc.	339,226	123,750
Cisco Systems Inc.	1,023,353	47,729
Intel Corp.	652,596	39,045
Texas Instruments Inc.	288,066	36,576
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	610,070	34,634
Global Payments Inc.	145,667	24,708
Accenture plc Class A	70,689	15,178
Lam Research Corp.	27,694	8,958
KLA Corp.	43,657	8,490
		493,262
Real Estate (1.2%)
American Tower Corp.	135,880	35,131

Utilities (3.1%)
Dominion Energy Inc.	451,459	36,649
Exelon Corp.	846,877	30,733
Duke Energy Corp.	350,478	28,000
		95,382
Total Common Stocks (Cost $1,574,126)		1,969,550

3

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.1%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	0.125%	5/31/22	2,490	2,488
	United States Treasury Note/Bond	2.500%	3/31/23	7,915	8,420
	United States Treasury Note/Bond	0.125%	5/15/23	2,845	2,841
	United States Treasury Note/Bond	2.625%	6/30/23	6,650	7,136
	United States Treasury Note/Bond	2.875%	10/31/23	5,600	6,099
	United States Treasury Note/Bond	2.625%	12/31/23	6,400	6,941
	United States Treasury Note/Bond	1.750%	6/30/24	12,675	13,443
	United States Treasury Note/Bond	1.500%	10/31/24	4,100	4,320
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	6,650
	United States Treasury Note/Bond	0.250%	5/31/25	13,400	13,383
	United States Treasury Note/Bond	2.375%	5/15/29	330	381
	United States Treasury Note/Bond	1.500%	2/15/30	2,450	2,647
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	2,372
	United States Treasury Note/Bond	2.250%	8/15/46	88	104
	United States Treasury Note/Bond	2.250%	8/15/49	10	12
[1]	United States Treasury Note/Bond	2.000%	2/15/50	8,956	10,248
	United States Treasury Note/Bond	1.250%	5/15/50	1,810	1,737
					89,222
Conventional Mortgage-Backed Securities (0.6%)
[2,3]	Fannie Mae Pool	2.500%	4/1/37–12/1/49	1,713	1,793
[2,3]	Fannie Mae Pool	2.780%	6/1/26	1,025	1,126
[2,3]	Fannie Mae Pool	3.070%	2/1/25	500	545
[2,3]	Freddie Mac Gold Pool	4.000%	9/1/41–12/1/48	4	4
[2]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	60	71
[2]	Ginnie Mae I Pool	8.000%	9/15/30	41	49
[2,3,4]	UMBS Pool	2.000%	7/1/35–8/1/35	9,000	9,303
[2,3,4]	UMBS Pool	2.500%	11/1/49–8/1/50	5,100	5,311
					18,202
Nonconventional Mortgage-Backed Securities (0.6%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/41–6/25/42	667	675
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	132	135
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	149	152
[2,3]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	2,849	2,954
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	9,426	10,156
[2,3]	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	512	548
[2,3]	Freddie Mac REMICS	3.000%	12/15/39	183	186
[2,3]	Freddie Mac REMICS	3.500%	3/15/31	102	111
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,010	2,216
[2]	Ginnie Mae REMICS	1.700%	10/20/45	271	274
[2]	Ginnie Mae REMICS	1.800%	5/20/41	296	303
					17,710
Total U.S. Government and Agency Obligations (Cost $120,181)					125,134
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[2,5]	Aaset 2019-1 Trust	3.844%	5/15/39	399	361
[5]	American Tower Trust I	3.070%	3/15/23	1,100	1,124
[2]	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	227	228
[2,5]	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	372	377
[2,5]	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	898	905
[2,5]	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	195	200
[2,5]	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	684	690
[2,5,6]	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	2.325%	4/17/26	168	167
[2,5,6]	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	2.309%	1/15/31	248	240
[2,5,6]	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	2.091%	4/25/26	257	255
[5]	Bank of Montreal	2.500%	1/11/22	1,700	1,752
[2,5]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	13	13
[2,5]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	140	141
[2,5]	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	767	671
[2,5,6]	Cent CLO, 3M USD LIBOR + 1.150%	2.141%	10/25/28	550	541
[2,5]	Chesapeake Funding II LLC	3.390%	1/15/31	618	633
[2,5]	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	49	49
[2,5]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	587	596
[2,5]	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	668	678
[2,5]	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	172	175
[2,5]	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	307	311
[2,5]	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	536	542
[2]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	495
[2,5]	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	147	147
[2,5]	DB Master Finance LLC	3.787%	5/20/49	452	462
[2,5]	DB Master Finance LLC	4.021%	5/20/49	402	420
[2,5]	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	281	281
[5]	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,359
[2,5]	Enterprise Fleet Financing LLC	3.100%	10/20/23	270	275
[2,5]	Enterprise Fleet Financing LLC	2.290%	2/20/25	909	924
[2,5]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	309	310
[2,5]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	336	342
[2,5]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	572	581
[2,5]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	645	655
[2,5]	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	1,070	1,083
[2,5]	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	129	129
[2,5]	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	277	278
[2,3,6]	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.085%	10/25/28	219	228
[2]	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	370	379
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates	2.610%	1/25/26	525	563
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates	2.282%	7/25/26	885	955
[2,5]	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	909	918
[2,5]	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	317	279
[2,5]	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	315	273
[2,5]	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	370	304
[2,5,6]	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	2.395%	7/20/26	218	218
[2,5,6]	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	2.085%	4/19/30	930	906
[2,5]	MAPS Ltd.	4.458%	3/15/44	226	199
[2,5,6]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.680%	7/21/24	1,000	987
[2,5]	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,100	1,115
[2,5]	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	125	125
[2,5]	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	1,000	1,012
[2,5]	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	383	386

4

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,5]	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	345	353
[2,3]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	693	739
[2,3]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	993	1,060
[2,3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	1,555	1,661
[2,5]	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	467	472
[2,5,6]	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	2.255%	7/17/26	88	88
[2,5]	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	700	636
[2,5]	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	225	228
[2,5]	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	325	329
[2,5]	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	520	526
[2,5]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	472	471
[2,5]	START Ireland	4.089%	3/15/44	383	329
[2,5,6]	Symphony CLO XIV Ltd., 3M USD LIBOR + 0.950%	2.261%	7/14/26	970	956
[2,5,6]	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	2.295%	10/20/26	143	143
[5]	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,165
[2,5]	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	31	31
[2,5]	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	600	606
[2]	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	210	219
[2,5]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	479	490
[2,5]	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	268	272
[2,5]	Verus Securitization Trust 2019-2	3.211%	5/25/59	342	349
[2,5,6]	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	2.125%	4/18/31	514	502
[2,5]	Westlake Automobile Receivables Trust	2.150%	2/15/23	397	400
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $40,174)					40,262
Corporate Bonds (24.7%)
Finance (8.9%)
	Banking (7.2%)
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,556
	Banco Santander SA	3.125%	2/23/23	800	833
	Banco Santander SA	3.848%	4/12/23	400	425
	Bank of America Corp.	3.300%	1/11/23	120	128
[2]	Bank of America Corp.	2.816%	7/21/23	1,645	1,709
	Bank of America Corp.	4.000%	1/22/25	875	965
[2]	Bank of America Corp.	3.559%	4/23/27	2,450	2,731
[2]	Bank of America Corp.	3.593%	7/21/28	1,025	1,151
[2]	Bank of America Corp.	3.419%	12/20/28	512	570
[2]	Bank of America Corp.	4.271%	7/23/29	4,780	5,628
[2]	Bank of America Corp.	3.974%	2/7/30	1,895	2,206
[2]	Bank of America Corp.	3.194%	7/23/30	1,055	1,167
[2]	Bank of America Corp.	2.496%	2/13/31	1,495	1,566
	Bank of America Corp.	5.875%	2/7/42	260	386
	Bank of America Corp.	5.000%	1/21/44	1,000	1,379
[2]	Bank of America Corp.	4.330%	3/15/50	2,235	2,880
	Bank of Montreal	3.100%	4/13/21	1,290	1,316
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	479
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	791
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.810%	10/30/23	1,145	1,159
	Bank of Nova Scotia	2.800%	7/21/21	750	769
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,990
[5]	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,208
	Barclays Bank plc	5.140%	10/14/20	160	162
[2]	Barclays plc	3.932%	5/7/25	1,565	1,685
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.766%	5/16/24	1,005	994
[5]	BNP Paribas SA	2.950%	5/23/22	200	207
	BNP Paribas SA	3.250%	3/3/23	190	203
[5]	BNP Paribas SA	3.800%	1/10/24	1,170	1,262
[5]	BNP Paribas SA	3.375%	1/9/25	1,775	1,913
[2,5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,395
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	2,226
[5]	BPCE SA	5.700%	10/22/23	270	301
	BPCE SA	4.000%	4/15/24	775	856
[5]	BPCE SA	5.150%	7/21/24	1,260	1,395
[5]	BPCE SA	3.500%	10/23/27	1,780	1,932
[5]	BPCE SA	2.700%	10/1/29	1,450	1,539
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.041%	6/16/22	1,565	1,573
	Capital One Financial Corp.	4.750%	7/15/21	400	416
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,419
	Capital One Financial Corp.	3.200%	2/5/25	760	816
	Citigroup Inc.	4.500%	1/14/22	1,975	2,089
[2]	Citigroup Inc.	3.520%	10/27/28	1,975	2,187
	Citigroup Inc.	6.625%	6/15/32	2,000	2,734
[2]	Citigroup Inc.	3.878%	1/24/39	1,025	1,193
	Citigroup Inc.	8.125%	7/15/39	101	175
	Comerica Bank	2.500%	7/23/24	790	831
[5]	Credit Agricole SA	3.750%	4/24/23	1,160	1,236
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,559
	Credit Suisse AG	3.000%	10/29/21	735	760
	Credit Suisse AG	3.625%	9/9/24	250	276
[5]	Credit Suisse Group AG	3.574%	1/9/23	550	569
[2,5]	Credit Suisse Group AG	4.207%	6/12/24	340	365
[2,5]	Credit Suisse Group AG	2.593%	9/11/25	520	536
[2,5]	Credit Suisse Group AG	3.869%	1/12/29	305	335
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.558%	6/12/24	690	696
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,416
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	3,470	3,800
[5]	Danske Bank A/S	2.000%	9/8/21	1,120	1,135
[5]	Danske Bank A/S	5.000%	1/12/22	610	641
[5]	Danske Bank A/S	3.875%	9/12/23	1,220	1,290
[5]	Danske Bank A/S	5.375%	1/12/24	795	882
	Deutsche Bank AG	4.250%	10/14/21	815	836
	Fifth Third Bancorp	2.550%	5/5/27	425	454
	Fifth Third Bank	2.875%	10/1/21	425	437
	Fifth Third Bank	3.850%	3/15/26	830	929
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	908
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	388
[2]	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,840
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,121
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,295
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,195
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	835
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	810	906
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,462
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	3,055
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,210
[5]	HSBC Bank plc	4.750%	1/19/21	1,700	1,738
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,529
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,717
[2]	HSBC Holdings plc	4.041%	3/13/28	890	980
[2]	HSBC Holdings plc	4.583%	6/19/29	1,675	1,925
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,335
	HSBC Holdings plc	6.100%	1/14/42	375	533
	HSBC Holdings plc	5.250%	3/14/44	440	557
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.386%	5/18/24	730	726
	HSBC USA Inc.	3.500%	6/23/24	620	681

5

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Huntington Bancshares Inc.	3.150%	3/14/21	800	813
	ING Groep NV	3.150%	3/29/22	365	379
	ING Groep NV	3.950%	3/29/27	2,695	3,093
	JPMorgan Chase & Co.	4.500%	1/24/22	340	361
	JPMorgan Chase & Co.	3.375%	5/1/23	875	936
	JPMorgan Chase & Co.	3.875%	2/1/24	800	885
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,563
	JPMorgan Chase & Co.	4.125%	12/15/26	765	890
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,664
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,518
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,884
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	835	903
	JPMorgan Chase & Co.	5.400%	1/6/42	750	1,062
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	7,508
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	845	910
[2,5]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,471
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	747
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	2,013
	Morgan Stanley	5.750%	1/25/21	1,740	1,792
	Morgan Stanley	2.500%	4/21/21	1,175	1,194
	Morgan Stanley	2.625%	11/17/21	800	822
	Morgan Stanley	2.750%	5/19/22	1,710	1,776
	Morgan Stanley	3.700%	10/23/24	750	832
[2]	Morgan Stanley	2.720%	7/22/25	1,750	1,855
	Morgan Stanley	3.125%	7/27/26	1,345	1,479
	Morgan Stanley	6.250%	8/9/26	3,000	3,830
	Morgan Stanley	3.625%	1/20/27	1,250	1,410
[2]	Morgan Stanley	3.772%	1/24/29	3,910	4,453
[2]	Morgan Stanley	2.699%	1/22/31	1,105	1,173
	Morgan Stanley	4.300%	1/27/45	850	1,067
[2,5]	Nationwide Building Society	3.622%	4/26/23	680	706
[5]	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,556
	PNC Bank NA	3.300%	10/30/24	460	504
	PNC Bank NA	2.950%	2/23/25	1,105	1,202
	PNC Bank NA	4.200%	11/1/25	255	297
	PNC Bank NA	3.100%	10/25/27	1,165	1,306
	PNC Bank NA	3.250%	1/22/28	1,675	1,888
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	639
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,746
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,238
	Santander Holdings USA Inc.	3.700%	3/28/22	915	939
	Santander Holdings USA Inc.	3.400%	1/18/23	605	628
[5]	Societe Generale SA	3.250%	1/12/22	1,015	1,043
[2,5]	Standard Chartered plc	2.744%	9/10/22	2,030	2,060
[2]	State Street Corp.	2.653%	5/15/23	840	870
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,066
	Synchrony Bank	3.650%	5/24/21	1,290	1,311
	Toronto-Dominion Bank	2.500%	12/14/20	985	994
	Truist Bank	2.625%	1/15/22	1,250	1,289
	Truist Bank	3.300%	5/15/26	340	375
	Truist Financial Corp.	3.200%	9/3/21	665	685
	Truist Financial Corp.	2.750%	4/1/22	1,700	1,762
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,567
	Truist Financial Corp.	1.950%	6/5/30	795	808
[2,5]	UBS Group AG	3.126%	8/13/30	555	600
[5]	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,166
[5]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,287
	US Bancorp	2.625%	1/24/22	1,305	1,347
	US Bancorp	3.700%	1/30/24	1,560	1,713
	Wachovia Corp.	7.500%	4/15/35	1,000	1,436
	Wells Fargo & Co.	3.000%	1/22/21	505	512
	Wells Fargo & Co.	3.500%	3/8/22	640	670
	Wells Fargo & Co.	3.069%	1/24/23	195	202
	Wells Fargo & Co.	3.450%	2/13/23	735	781
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,317
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,704
	Wells Fargo & Co.	3.000%	2/19/25	890	958
	Wells Fargo & Co.	3.550%	9/29/25	860	959
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,138
	Wells Fargo & Co.	4.100%	6/3/26	340	383
	Wells Fargo & Co.	3.000%	10/23/26	170	185
[2]	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,848
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	465
[2]	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,339
	Wells Fargo & Co.	5.606%	1/15/44	2,276	3,156
	Wells Fargo & Co.	4.900%	11/17/45	515	662
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,647

	Brokerage (0.0%)
	Charles Schwab Corp.	3.200%	3/2/27	545	610
	Intercontinental Exchange Inc.	3.000%	6/15/50	465	485

	Insurance (1.5%)
	Aetna Inc.	2.800%	6/15/23	680	716
[5]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,619
[5]	AIA Group Ltd.	3.375%	4/7/30	370	401
	American International Group Inc.	4.250%	3/15/29	1,040	1,185
	American International Group Inc.	4.500%	7/16/44	200	232
	American International Group Inc.	4.750%	4/1/48	135	163
	Anthem Inc.	3.300%	1/15/23	1,100	1,171
	Anthem Inc.	3.650%	12/1/27	750	852
	Anthem Inc.	4.101%	3/1/28	1,140	1,332
	Anthem Inc.	4.650%	8/15/44	281	357
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	797
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	171
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	610
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,037
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	371
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	234
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	87
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	326
	Loews Corp.	2.625%	5/15/23	440	461
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	810
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	414
[2,5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,291
	MetLife Inc.	3.600%	4/10/24	580	642
	MetLife Inc.	4.125%	8/13/42	145	171
	MetLife Inc.	4.875%	11/13/43	530	682
[5]	Metropolitan Life Global Funding I	3.450%	10/9/21	810	838
[5]	Metropolitan Life Global Funding I	2.650%	4/8/22	340	352
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	727
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,264
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,424
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,070	1,138
[5]	New York Life Global Funding	2.900%	1/17/24	810	869
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,866
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	387
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	532
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	750
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	299
[5]	Principal Financial Global Funding LLC	2.500%	9/16/29	1,000	1,047
	Prudential plc	3.125%	4/14/30	645	692
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	1,116
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	1,375
	UnitedHealth Group Inc.	3.875%	10/15/20	601	605
	UnitedHealth Group Inc.	2.875%	3/15/22	27	28
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,246
	UnitedHealth Group Inc.	3.100%	3/15/26	430	478
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,404
	UnitedHealth Group Inc.	2.000%	5/15/30	275	288
	UnitedHealth Group Inc.	4.625%	7/15/35	240	313
	UnitedHealth Group Inc.	2.750%	5/15/40	310	327
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,990
	UnitedHealth Group Inc.	4.750%	7/15/45	592	797
	UnitedHealth Group Inc.	4.200%	1/15/47	215	268

6

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnitedHealth Group Inc.	4.250%	6/15/48	880	1,120
	UnitedHealth Group Inc.	4.450%	12/15/48	140	185
	UnitedHealth Group Inc.	3.700%	8/15/49	675	800
	UnitedHealth Group Inc.	2.900%	5/15/50	1,253	1,318
	UnitedHealth Group Inc.	3.875%	8/15/59	115	140

	Real Estate Investment Trusts (0.2%)
	Boston Properties LP	3.125%	9/1/23	355	376
	Boston Properties LP	3.800%	2/1/24	45	49
	Healthpeak Properties Inc.	3.000%	1/15/30	930	966
	Realty Income Corp.	4.650%	8/1/23	640	705
	Realty Income Corp.	3.250%	1/15/31	380	411
[5]	Scentre Management Ltd. / RE1 Ltd.	4.375%	5/28/30	695	764
	Simon Property Group LP	3.750%	2/1/24	90	96
	Simon Property Group LP	3.375%	10/1/24	275	295
	Simon Property Group LP	2.450%	9/13/29	1,160	1,150
	VEREIT Operating Partnership LP	3.400%	1/15/28	210	210
[5]	WEA Finance LLC	4.125%	9/20/28	590	599
[5]	WEA Finance LLC	4.625%	9/20/48	755	695
					272,346
Industrial (12.4%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	1,255	1,474

	Capital Goods (0.8%)
[5]	BAE Systems Holdings Inc.	2.850%	12/15/20	160	161
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,203
[5]	BAE Systems plc	3.400%	4/15/30	215	234
	Boeing Co.	2.700%	2/1/27	495	482
	Boeing Co.	3.375%	6/15/46	824	683
	Boeing Co.	3.850%	11/1/48	388	346
	Boeing Co.	3.950%	8/1/59	208	182
[5]	Carrier Global Corp.	2.722%	2/15/30	448	447
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,428
	Caterpillar Inc.	3.900%	5/27/21	590	608
	Caterpillar Inc.	2.600%	6/26/22	705	733
	Caterpillar Inc.	3.400%	5/15/24	810	883
	General Dynamics Corp.	3.875%	7/15/21	355	367
	General Electric Co.	3.100%	1/9/23	360	376
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,028
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,415
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,342
	Lockheed Martin Corp.	2.900%	3/1/25	610	669
	Lockheed Martin Corp.	1.850%	6/15/30	60	61
	Lockheed Martin Corp.	4.500%	5/15/36	211	274
	Lockheed Martin Corp.	4.700%	5/15/46	376	516
	Lockheed Martin Corp.	2.800%	6/15/50	265	278
	Lockheed Martin Corp.	4.090%	9/15/52	144	188
[5]	Otis Worldwide Corp.	2.565%	2/15/30	225	234
[5]	Otis Worldwide Corp.	3.112%	2/15/40	510	517
[5]	Otis Worldwide Corp.	3.362%	2/15/50	890	936
	Parker-Hannifin Corp.	3.250%	6/14/29	270	298
	Parker-Hannifin Corp.	4.450%	11/21/44	450	536
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,326
	Raytheon Technologies Corp.	6.050%	6/1/36	675	969
	Raytheon Technologies Corp.	4.450%	11/16/38	275	336
	Raytheon Technologies Corp.	4.500%	6/1/42	787	976
	Raytheon Technologies Corp.	3.750%	11/1/46	163	186
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,097
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,815
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	1,055
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	930

	Communication (2.0%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,941
	America Movil SAB de CV	3.625%	4/22/29	780	865
	America Movil SAB de CV	6.125%	3/30/40	390	557
	American Tower Corp.	3.450%	9/15/21	1,125	1,165
	American Tower Corp.	5.000%	2/15/24	80	91
	American Tower Corp.	4.400%	2/15/26	450	521
	American Tower Corp.	3.800%	8/15/29	981	1,116
	AT&T Inc.	3.600%	7/15/25	625	692
	AT&T Inc.	2.750%	6/1/31	1,305	1,345
[5]	British Telecommunications plc	3.250%	11/8/29	905	982
	Comcast Corp.	3.600%	3/1/24	2,900	3,189
	Comcast Corp.	3.375%	2/15/25	70	77
	Comcast Corp.	2.350%	1/15/27	540	575
	Comcast Corp.	4.250%	1/15/33	1,032	1,272
	Comcast Corp.	4.200%	8/15/34	730	901
	Comcast Corp.	5.650%	6/15/35	110	156
	Comcast Corp.	4.400%	8/15/35	877	1,105
	Comcast Corp.	6.500%	11/15/35	115	175
	Comcast Corp.	6.400%	5/15/38	27	40
	Comcast Corp.	4.600%	10/15/38	1,335	1,698
	Comcast Corp.	4.650%	7/15/42	1,290	1,670
	Comcast Corp.	4.500%	1/15/43	500	645
	Comcast Corp.	4.750%	3/1/44	876	1,155
	Comcast Corp.	4.600%	8/15/45	1,198	1,548
	Comcast Corp.	3.969%	11/1/47	252	303
	Comcast Corp.	4.000%	3/1/48	345	421
	Comcast Corp.	4.700%	10/15/48	1,390	1,862
	Comcast Corp.	3.999%	11/1/49	602	730
	Comcast Corp.	4.049%	11/1/52	187	228
	Comcast Corp.	4.950%	10/15/58	1,020	1,450
[5]	Cox Communications Inc.	3.250%	12/15/22	795	838
[5]	Cox Communications Inc.	2.950%	6/30/23	145	152
[5]	Cox Communications Inc.	3.150%	8/15/24	181	195
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,932
[5]	Cox Communications Inc.	6.450%	12/1/36	45	63
[5]	Cox Communications Inc.	4.600%	8/15/47	125	158
	Crown Castle International Corp.	3.650%	9/1/27	285	318
	Crown Castle International Corp.	3.800%	2/15/28	235	265
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	334
[5]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	791
	NBCUniversal Media LLC	4.450%	1/15/43	309	389
	Orange SA	4.125%	9/14/21	1,740	1,814
	Orange SA	9.000%	3/1/31	530	861
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	410
[5]	Sky Ltd.	3.750%	9/16/24	1,435	1,597
[2,5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,414
[5]	T-Mobile USA Inc.	2.050%	2/15/28	900	898
	Telefonica Emisiones SAU	5.213%	3/8/47	800	1,004
	Telefonica Emisiones SAU	5.520%	3/1/49	1,055	1,380
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	113
	Verizon Communications Inc.	4.329%	9/21/28	675	812
	Verizon Communications Inc.	4.812%	3/15/39	2,406	3,140
	Verizon Communications Inc.	4.750%	11/1/41	290	378
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,564
	Verizon Communications Inc.	5.012%	4/15/49	702	965
	Verizon Communications Inc.	4.672%	3/15/55	274	367
	ViacomCBS Inc.	3.700%	6/1/28	440	477
	Vodafone Group plc	5.000%	5/30/38	50	62
	Vodafone Group plc	5.250%	5/30/48	1,260	1,640
	Walt Disney Co.	3.000%	9/15/22	245	258
	Walt Disney Co.	2.000%	9/1/29	2,600	2,652
	Walt Disney Co.	2.650%	1/13/31	170	180
	Walt Disney Co.	3.500%	5/13/40	1,490	1,627
	Walt Disney Co.	2.750%	9/1/49	560	544
	Walt Disney Co.	3.600%	1/13/51	805	898
	Walt Disney Co.	3.800%	5/13/60	930	1,079

	Consumer Cyclical (1.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,159
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,832
[5]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	2,450	2,625

7

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Amazon.com Inc.	2.500%	11/29/22	350	367
	Amazon.com Inc.	2.800%	8/22/24	345	374
	Amazon.com Inc.	4.800%	12/5/34	995	1,354
	Amazon.com Inc.	4.950%	12/5/44	580	823
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,783
	AutoZone Inc.	3.700%	4/15/22	1,371	1,433
[5]	BMW US Capital LLC	2.000%	4/11/21	585	589
[5]	BMW US Capital LLC	2.250%	9/15/23	2,500	2,583
[5]	Daimler Finance North America LLC	2.300%	2/12/21	945	950
[5]	Daimler Finance North America LLC	3.250%	8/1/24	160	169
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	708
	Ford Motor Credit Co. LLC	3.815%	11/2/27	525	475
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	461
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,616
	Home Depot Inc.	2.700%	4/1/23	375	396
	Home Depot Inc.	3.900%	12/6/28	290	347
	Home Depot Inc.	3.300%	4/15/40	825	933
	Home Depot Inc.	4.400%	3/15/45	780	989
	Home Depot Inc.	4.500%	12/6/48	345	458
[5,6]	Hyundai Capital America, 3M USD LIBOR + 0.940%	2.292%	7/8/21	1,400	1,381
	Lowe’s Cos. Inc.	3.100%	5/3/27	1,300	1,444
	Lowe’s Cos. Inc.	6.500%	3/15/29	334	448
	Lowe’s Cos. Inc.	4.550%	4/5/49	1,140	1,432
	McDonald’s Corp.	2.625%	1/15/22	195	201
	McDonald’s Corp.	3.250%	6/10/24	140	153
	McDonald’s Corp.	4.875%	12/9/45	1,160	1,500
	McDonald’s Corp.	3.625%	9/1/49	470	519
	Starbucks Corp.	4.500%	11/15/48	1,471	1,773
	VF Corp.	2.800%	4/23/27	240	255
	VF Corp.	2.950%	4/23/30	805	860
	Walmart Inc.	3.550%	6/26/25	1,605	1,819
	Walmart Inc.	3.625%	12/15/47	380	465

	Consumer Noncyclical (4.1%)
[5]	AbbVie Inc.	4.875%	2/15/21	268	272
[5]	AbbVie Inc.	3.450%	3/15/22	450	468
[5]	AbbVie Inc.	3.800%	3/15/25	575	638
[5]	AbbVie Inc.	4.050%	11/21/39	590	684
[5]	AbbVie Inc.	4.850%	6/15/44	450	569
	AbbVie Inc.	4.450%	5/14/46	1,010	1,226
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	364
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	569
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	214
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	204
[5]	Alcon Finance Corp.	3.800%	9/23/49	800	884
	Altria Group Inc.	4.750%	5/5/21	590	611
	Altria Group Inc.	2.850%	8/9/22	455	474
	Altria Group Inc.	5.800%	2/14/39	770	957
	Altria Group Inc.	4.500%	5/2/43	245	264
	Altria Group Inc.	3.875%	9/16/46	625	622
	Amgen Inc.	2.300%	2/25/31	700	728
	Amgen Inc.	3.150%	2/21/40	1,075	1,143
	Amgen Inc.	5.150%	11/15/41	620	824
	Amgen Inc.	3.375%	2/21/50	410	448
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,513
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,360
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,798	1,919
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,007	1,045
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	555
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	460
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,354
	Ascension Health	2.532%	11/15/29	1,405	1,505
[2]	Ascension Health	4.847%	11/15/53	55	73
	AstraZeneca plc	2.375%	11/16/20	1,180	1,187
	AstraZeneca plc	4.000%	1/17/29	2,345	2,785
	AstraZeneca plc	6.450%	9/15/37	615	919
	BAT Capital Corp.	3.557%	8/15/27	1,875	2,029
[5]	BAT International Finance plc	3.250%	6/7/22	1,480	1,543
[5]	BAT International Finance plc	3.500%	6/15/22	235	246
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,500	1,722
[5]	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,030
[5]	Bayer US Finance LLC	3.375%	10/8/24	815	884
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	650
	Boston Scientific Corp.	4.000%	3/1/29	195	223
[5]	Bristol-Myers Squibb Co.	3.550%	8/15/22	662	699
[5]	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	145
[5]	Bristol-Myers Squibb Co.	3.250%	2/20/23	239	248
[5]	Bristol-Myers Squibb Co.	4.000%	8/15/23	45	50
[5]	Bristol-Myers Squibb Co.	3.400%	7/26/29	885	1,017
[5]	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	640
[5]	Bristol-Myers Squibb Co.	4.550%	2/20/48	217	291
[5]	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,940
[5]	Cargill Inc.	4.307%	5/14/21	2,092	2,161
[5]	Cargill Inc.	6.875%	5/1/28	645	850
[5]	Cargill Inc.	2.125%	4/23/30	225	235
[5]	Cargill Inc.	4.760%	11/23/45	635	848
	Children’s Hospital Corp.	2.585%	2/1/50	160	162
[5]	Cigna Corp.	3.250%	4/15/25	880	960
	Cigna Corp.	4.375%	10/15/28	515	608
	Cigna Corp.	4.800%	8/15/38	730	927
	Cigna Corp.	3.200%	3/15/40	155	164
	Cigna Corp.	4.900%	12/15/48	497	650
	Cigna Corp.	3.400%	3/15/50	470	505
	Coca-Cola European Partners plc	3.500%	9/15/20	500	502
	Colgate-Palmolive Co.	7.600%	5/19/25	480	625
	CommonSpirit Health	2.950%	11/1/22	535	552
	CommonSpirit Health	4.200%	8/1/23	535	565
	CommonSpirit Health	2.760%	10/1/24	860	884
	CommonSpirit Health	3.347%	10/1/29	1,245	1,274
[2]	CommonSpirit Health	4.350%	11/1/42	536	553
	CommonSpirit Health	4.187%	10/1/49	1,275	1,309
	Conagra Brands Inc.	4.600%	11/1/25	220	253
	Conagra Brands Inc.	5.300%	11/1/38	640	834
	Conagra Brands Inc.	5.400%	11/1/48	175	241
	Constellation Brands Inc.	2.700%	5/9/22	65	67
	Constellation Brands Inc.	3.750%	5/1/50	105	115
	Cottage Health Obligated Group	3.304%	11/1/49	470	510
	CVS Health Corp.	2.750%	12/1/22	965	1,007
	CVS Health Corp.	4.300%	3/25/28	194	227
	CVS Health Corp.	4.875%	7/20/35	315	395
	CVS Health Corp.	4.125%	4/1/40	430	507
	CVS Health Corp.	5.125%	7/20/45	855	1,107
[5]	Danone SA	2.947%	11/2/26	735	799
	Diageo Capital plc	2.625%	4/29/23	1,230	1,296
	Diageo Capital plc	2.375%	10/24/29	580	619
	Diageo Capital plc	2.000%	4/29/30	265	273
	Diageo Investment Corp.	2.875%	5/11/22	525	547
	Dignity Health	3.812%	11/1/24	560	582
	Eli Lilly & Co.	4.150%	3/15/59	80	105
[5]	EMD Finance LLC	2.950%	3/19/22	605	624
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	396
	Gilead Sciences Inc.	2.550%	9/1/20	615	617
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,111
	Gilead Sciences Inc.	3.500%	2/1/25	560	623
	Gilead Sciences Inc.	4.500%	2/1/45	825	1,067
	Gilead Sciences Inc.	4.750%	3/1/46	195	264
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	407
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,763
	HCA Inc.	5.125%	6/15/39	150	176
[5]	Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,753
	Kaiser Foundation Hospitals	3.500%	4/1/22	285	299
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	424
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	491
	Keurig Dr Pepper Inc.	3.800%	5/1/50	160	181
	Kroger Co.	3.850%	8/1/23	270	294

8

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kroger Co.	4.000%	2/1/24	540	597
	McCormick & Co. Inc.	2.500%	4/15/30	135	141
	Medtronic Inc.	3.150%	3/15/22	664	694
	Medtronic Inc.	3.500%	3/15/25	566	637
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	638
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	395
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	365
	Merck & Co. Inc.	2.800%	5/18/23	370	393
	Merck & Co. Inc.	2.750%	2/10/25	1,210	1,310
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,699
	Merck & Co. Inc.	4.150%	5/18/43	760	973
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,472
	Mercy Health	4.302%	7/1/28	570	644
	Molson Coors Beverage Co.	3.500%	5/1/22	690	720
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,869
	New York & Presbyterian Hospital	4.024%	8/1/45	180	222
	Novartis Capital Corp.	3.400%	5/6/24	415	457
	Novartis Capital Corp.	4.400%	5/6/44	640	848
	Partners Healthcare System Inc.	3.192%	7/1/49	935	993
	Partners Healthcare System Inc.	3.342%	7/1/60	955	1,004
	PepsiCo Inc.	2.750%	3/5/22	670	698
	PepsiCo Inc.	2.375%	10/6/26	1,945	2,109
	PepsiCo Inc.	4.000%	3/5/42	845	1,051
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,400
	Pfizer Inc.	3.000%	6/15/23	755	809
	Pfizer Inc.	3.000%	12/15/26	725	816
	Pfizer Inc.	3.450%	3/15/29	2,165	2,523
	Pfizer Inc.	1.700%	5/28/30	220	224
	Pfizer Inc.	4.100%	9/15/38	1,505	1,878
	Pfizer Inc.	2.550%	5/28/40	275	284
	Pfizer Inc.	2.700%	5/28/50	305	314
	Philip Morris International Inc.	4.125%	5/17/21	1,025	1,058
	Philip Morris International Inc.	2.500%	8/22/22	575	598
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,214
	Philip Morris International Inc.	3.600%	11/15/23	620	680
	Philip Morris International Inc.	3.375%	8/11/25	424	472
	Philip Morris International Inc.	4.875%	11/15/43	145	185
[2]	Procter & Gamble - Esop	9.360%	1/1/21	239	245
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	390	417
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	1,028
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	370
[5]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,773
	RUSH Obligated Group	3.922%	11/15/29	330	370
	Sanofi	4.000%	3/29/21	1,130	1,160
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	533
	SSM Health Care Corp.	3.823%	6/1/27	940	1,027
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	850	851
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	520	525
	Toledo Hospital	5.750%	11/15/38	560	656
	Unilever Capital Corp.	4.250%	2/10/21	2,805	2,872
[5]	Upjohn Inc.	3.850%	6/22/40	530	569
[5]	Upjohn Inc.	4.000%	6/22/50	710	761

	Energy (1.2%)
[5]	BG Energy Capital plc	4.000%	10/15/21	555	576
	BP Capital Markets America Inc.	4.500%	10/1/20	400	404
	BP Capital Markets America Inc.	3.245%	5/6/22	650	681
	BP Capital Markets plc	3.062%	3/17/22	1,100	1,143
	BP Capital Markets plc	2.500%	11/6/22	500	520
	BP Capital Markets plc	3.994%	9/26/23	420	461
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,868
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,416
	Chevron Corp.	3.191%	6/24/23	1,235	1,323
	Cimarex Energy Co.	4.375%	6/1/24	927	978
	ConocoPhillips Co.	4.950%	3/15/26	115	138
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	505
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	585	622
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	144
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,831
	Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,495
	Energy Transfer Operating LP	5.000%	5/15/50	425	402
	Energy Transfer Partners LP	5.300%	4/15/47	155	151
	Enterprise Products Operating LLC	4.250%	2/15/48	730	801
	Enterprise Products Operating LLC	3.700%	1/31/51	170	178
	Exxon Mobil Corp.	2.726%	3/1/23	320	337
	Exxon Mobil Corp.	3.043%	3/1/26	225	247
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,141
	Exxon Mobil Corp.	2.440%	8/16/29	735	776
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,124
	Exxon Mobil Corp.	4.114%	3/1/46	320	385
	Occidental Petroleum Corp.	2.700%	2/15/23	250	230
	Occidental Petroleum Corp.	3.400%	4/15/26	170	139
	Phillips 66 Partners LP	3.750%	3/1/28	1,525	1,625
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	866
[5]	Schlumberger Investment SA	2.400%	8/1/22	630	643
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,202
	Shell International Finance BV	4.125%	5/11/35	1,130	1,376
	Shell International Finance BV	5.500%	3/25/40	345	487
	Shell International Finance BV	4.375%	5/11/45	2,500	3,095
	Suncor Energy Inc.	5.950%	12/1/34	500	598
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	90	87
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20	19
	Total Capital International SA	2.700%	1/25/23	885	932
	Total Capital International SA	3.750%	4/10/24	1,400	1,542
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,223
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,478
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	471

	Other Industrial (0.3%)
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	604
[2]	Duke University	2.682%	10/1/44	200	210
[2]	Duke University	2.832%	10/1/55	775	818
	Emory University	2.143%	9/1/30	770	797
	Georgetown University	4.315%	4/1/49	150	190
	Georgetown University	2.943%	4/1/50	415	415
[2]	Johns Hopkins University	4.083%	7/1/53	690	852
[2]	Johns Hopkins University	2.813%	1/1/60	180	183
	Leland Stanford Junior University	2.413%	6/1/50	515	530
[2]	Northeastern University	2.894%	10/1/50	225	231
	President & Fellows of Harvard College	2.517%	10/15/50	520	540
[5]	SBA Tower Trust	3.168%	4/11/22	1,330	1,344
[5]	SBA Tower Trust	3.448%	3/15/23	705	727
[5]	SBA Tower Trust	2.836%	1/15/25	725	747
[2]	University of Chicago	2.761%	4/1/45	165	170
	Yale University	1.482%	4/15/30	515	519
	Yale University	2.402%	4/15/50	480	493

	Technology (2.2%)
	Apple Inc.	3.000%	2/9/24	620	671
	Apple Inc.	3.450%	5/6/24	1,000	1,105
	Apple Inc.	2.850%	5/11/24	1,225	1,319
	Apple Inc.	2.750%	1/13/25	590	641
	Apple Inc.	3.250%	2/23/26	1,020	1,145
	Apple Inc.	2.450%	8/4/26	1,170	1,268
	Apple Inc.	3.350%	2/9/27	1,545	1,752
	Apple Inc.	3.200%	5/11/27	1,065	1,206
	Apple Inc.	2.900%	9/12/27	2,250	2,515
	Apple Inc.	3.850%	5/4/43	430	531
	Apple Inc.	4.450%	5/6/44	120	160
	Apple Inc.	3.850%	8/4/46	985	1,225

9

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Apple Inc.	2.650%	5/11/50	640	661
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	505	546
[5]	Broadcom Inc.	4.250%	4/15/26	170	189
[5]	Broadcom Inc.	4.110%	9/15/28	1,452	1,588
	Cisco Systems Inc.	2.500%	9/20/26	431	476
	Equinix Inc.	3.000%	7/15/50	1,020	993
	Fiserv Inc.	3.200%	7/1/26	655	725
	Global Payments Inc.	2.900%	5/15/30	535	559
	Intel Corp.	2.875%	5/11/24	800	866
	Intel Corp.	4.100%	5/19/46	1,360	1,716
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,895
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,703
	International Business Machines Corp.	3.300%	5/15/26	4,500	5,060
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,426
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,436
	International Business Machines Corp.	2.850%	5/15/40	490	507
	International Business Machines Corp.	2.950%	5/15/50	195	200
	Microsoft Corp.	3.625%	12/15/23	500	550
	Microsoft Corp.	2.875%	2/6/24	975	1,052
	Microsoft Corp.	2.700%	2/12/25	760	829
	Microsoft Corp.	3.125%	11/3/25	435	486
	Microsoft Corp.	2.400%	8/8/26	1,890	2,061
	Microsoft Corp.	3.500%	2/12/35	605	736
	Microsoft Corp.	3.450%	8/8/36	1,725	2,078
	Microsoft Corp.	4.100%	2/6/37	769	991
	Microsoft Corp.	3.700%	8/8/46	1,615	2,019
	Microsoft Corp.	2.525%	6/1/50	3,336	3,446
	Oracle Corp.	2.800%	7/8/21	375	384
	Oracle Corp.	2.500%	5/15/22	1,210	1,251
	Oracle Corp.	2.950%	11/15/24	2,190	2,376
	Oracle Corp.	2.950%	5/15/25	355	386
	Oracle Corp.	3.250%	11/15/27	3,065	3,438
	Oracle Corp.	4.000%	11/15/47	895	1,059
	QUALCOMM Inc.	2.600%	1/30/23	705	739
	QUALCOMM Inc.	2.900%	5/20/24	1,020	1,099
	QUALCOMM Inc.	2.150%	5/20/30	1,075	1,118
	QUALCOMM Inc.	3.250%	5/20/50	385	417
[5]	Tencent Holdings Ltd.	3.575%	4/11/26	200	220
[5]	Tencent Holdings Ltd.	3.595%	1/19/28	2,495	2,706
[5]	Tencent Holdings Ltd.	3.975%	4/11/29	925	1,038

	Transportation (0.6%)
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	597
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,784
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	322
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	513
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	75
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	435
	Canadian National Railway Co.	2.450%	5/1/50	205	196
[2]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	571	529
	CSX Corp.	4.300%	3/1/48	445	554
	CSX Corp.	3.350%	9/15/49	235	262
[5]	ERAC USA Finance LLC	4.500%	8/16/21	325	335
[5]	ERAC USA Finance LLC	3.300%	10/15/22	40	41
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,481
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	396
[2]	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	218	226
	FedEx Corp.	2.700%	4/15/23	255	268
	FedEx Corp.	4.100%	2/1/45	130	133
	FedEx Corp.	4.750%	11/15/45	361	406
	FedEx Corp.	4.550%	4/1/46	178	192
	FedEx Corp.	4.050%	2/15/48	48	49
	FedEx Corp.	4.950%	10/17/48	333	386
	Kansas City Southern	4.950%	8/15/45	480	617
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	494
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	396
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,549
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	1,006
[2]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	192	190
	Union Pacific Corp.	3.700%	3/1/29	505	589
	Union Pacific Corp.	4.300%	3/1/49	625	793
	Union Pacific Corp.	3.250%	2/5/50	900	981
	Union Pacific Corp.	3.799%	10/1/51	666	784
	Union Pacific Corp.	3.839%	3/20/60	285	334
	Union Pacific Corp.	3.750%	2/5/70	335	371
[2]	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	187	137
	United Parcel Service Inc.	2.450%	10/1/22	425	443
					377,808
Utilities (3.4%)
	Electric (2.9%)
	AEP Texas Inc.	4.150%	5/1/49	145	171
	AEP Texas Inc.	3.450%	1/15/50	380	407
	Alabama Power Co.	5.200%	6/1/41	120	152
	Alabama Power Co.	4.100%	1/15/42	215	247
	Alabama Power Co.	3.750%	3/1/45	630	714
	Alabama Power Co.	4.300%	7/15/48	775	960
	Ameren Illinois Co.	3.800%	5/15/28	590	679
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,254
	Ameren Illinois Co.	3.700%	12/1/47	140	162
	Arizona Public Service Co.	3.350%	5/15/50	410	434
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	241
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,629
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	35
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	2,010
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	249
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,850	1,949
[5]	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	419
	Commonwealth Edison Co.	2.950%	8/15/27	645	707
	Commonwealth Edison Co.	4.350%	11/15/45	375	476
	Commonwealth Edison Co.	3.650%	6/15/46	175	204
	Commonwealth Edison Co.	4.000%	3/1/48	480	587
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,212
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	87
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,339
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	851
	Delmarva Power & Light Co.	3.500%	11/15/23	305	330
	Dominion Energy Inc.	2.579%	7/1/20	640	640
	Dominion Energy Inc.	2.715%	8/15/21	450	460
[5]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,345
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,210
	Dominion Energy Inc.	4.600%	3/15/49	875	1,101
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	199
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	59
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,260	1,803
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	131
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	259
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	715	1,045
	DTE Energy Co.	3.800%	3/15/27	250	271
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	558
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	558
	Duke Energy Corp.	2.650%	9/1/26	315	341
	Duke Energy Corp.	3.400%	6/15/29	350	394
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,548
	Duke Energy Corp.	3.750%	9/1/46	265	302

10

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Duke Energy Florida LLC	6.350%	9/15/37	200	299
	Duke Energy Progress LLC	6.300%	4/1/38	365	538
	Duke Energy Progress LLC	4.100%	3/15/43	118	142
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,537
	Emera US Finance LP	3.550%	6/15/26	965	1,079
	Entergy Louisiana LLC	3.120%	9/1/27	410	447
	Evergy Inc.	2.450%	9/15/24	425	446
	Evergy Inc.	2.900%	9/15/29	600	642
	Evergy Metro Inc.	2.250%	6/1/30	205	214
	Eversource Energy	2.900%	10/1/24	690	740
	Eversource Energy	3.150%	1/15/25	110	119
	Eversource Energy	3.300%	1/15/28	400	438
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,395
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,385
	Florida Power & Light Co.	5.950%	2/1/38	785	1,166
	Florida Power & Light Co.	5.690%	3/1/40	675	992
	Florida Power & Light Co.	3.700%	12/1/47	480	582
	Fortis Inc.	3.055%	10/4/26	1,195	1,283
	Georgia Power Co.	5.400%	6/1/40	205	266
	Georgia Power Co.	4.750%	9/1/40	988	1,194
	Georgia Power Co.	4.300%	3/15/42	1,646	1,913
	Georgia Power Co.	3.700%	1/30/50	170	189
	Indiana Michigan Power Co.	4.250%	8/15/48	415	505
	Kansas City Power & Light Co.	4.200%	3/15/48	137	172
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	826
[5]	Metropolitan Edison Co.	4.300%	1/15/29	199	234
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	195	222
	MidAmerican Energy Co.	4.250%	5/1/46	45	57
	MidAmerican Energy Co.	4.250%	7/15/49	315	408
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,574
[5]	Monongahela Power Co.	5.400%	12/15/43	135	190
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	443
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,125
	Nevada Power Co.	3.125%	8/1/50	380	417
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	1,295	1,321
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	291
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	991
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	442
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	635
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	1,215
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,176
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	557
	Northern States Power Co.	6.250%	6/1/36	2,000	2,913
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,325
	Oglethorpe Power Corp.	5.950%	11/1/39	170	229
	Oglethorpe Power Corp.	4.550%	6/1/44	50	53
	Oglethorpe Power Corp.	4.250%	4/1/46	537	603
	Oglethorpe Power Corp.	5.050%	10/1/48	80	90
	Oglethorpe Power Corp.	5.250%	9/1/50	630	715
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	96
	PacifiCorp	6.250%	10/15/37	2,000	2,905
	PacifiCorp	4.150%	2/15/50	345	431
	Potomac Electric Power Co.	3.050%	4/1/22	460	477
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,100
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	745
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	185
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	668
	Sierra Pacific Power Co.	3.375%	8/15/23	850	914
	Sierra Pacific Power Co.	2.600%	5/1/26	221	239
	Southern California Edison Co.	2.400%	2/1/22	170	172
	Southern California Edison Co.	3.700%	8/1/25	90	99
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,340
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,850
	Southern California Edison Co.	6.050%	3/15/39	55	75
	Southern California Edison Co.	4.000%	4/1/47	195	222
	Southern California Edison Co.	4.125%	3/1/48	645	752
	Southern California Edison Co.	3.650%	2/1/50	155	170
	Southern Co.	2.950%	7/1/23	1,280	1,354
	Southern Co.	4.400%	7/1/46	755	894
	Southwestern Electric Power Co.	6.200%	3/15/40	400	525
	Southwestern Public Service Co.	3.700%	8/15/47	102	116
	Union Electric Co.	4.000%	4/1/48	423	510
	Virginia Electric & Power Co.	2.750%	3/15/23	690	723
	Virginia Electric & Power Co.	3.500%	3/15/27	435	493
	Westar Energy Inc.	3.250%	9/1/49	630	666
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	957

	Natural Gas (0.4%)
[5]	Boston Gas Co.	3.150%	8/1/27	140	153
[5]	Boston Gas Co.	3.001%	8/1/29	175	190
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	103
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	2,062
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	106
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,543
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	322
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	475
[5]	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	455	431
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	720
	NiSource Finance Corp.	5.250%	2/15/43	390	501
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,663
	Sempra Energy	2.875%	10/1/22	750	777
	Sempra Energy	3.250%	6/15/27	1,095	1,202
	Sempra Energy	6.000%	10/15/39	600	827
	Southern California Gas Co.	2.600%	6/15/26	820	877
	Southwest Gas Corp.	2.200%	6/15/30	230	235

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	540	590
	American Water Capital Corp.	4.200%	9/1/48	810	1,002
	American Water Capital Corp.	3.450%	5/1/50	95	108
					103,029
Total Corporate Bonds (Cost $671,539)					753,183
Sovereign Bonds (1.0%)
[5]	Electricite de France SA	4.875%	9/21/38	2,200	2,601
[5]	Electricite de France SA	4.875%	1/22/44	50	59
[5]	Electricite de France SA	4.950%	10/13/45	400	487
	Equinor ASA	2.900%	11/8/20	1,410	1,421
	Equinor ASA	2.750%	11/10/21	850	874
	Equinor ASA	2.450%	1/17/23	382	399
	Equinor ASA	2.650%	1/15/24	360	383
	Equinor ASA	3.700%	3/1/24	640	708
	Equinor ASA	3.250%	11/10/24	795	878
	Equinor ASA	3.125%	4/6/30	2,350	2,593
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,940
[5,7]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	970
[8]	Republic of Colombia	4.000%	2/26/24	970	1,019
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	679
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	1,615	1,738
[5]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	850	873
[5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,589
[5]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	856
[5,9]	State of Qatar	2.375%	6/2/21	1,590	1,610
[5,9]	State of Qatar	3.875%	4/23/23	1,985	2,129
[5,9]	State of Qatar	4.000%	3/14/29	851	978
[5,9]	State of Qatar	3.750%	4/16/30	625	713
[5,9]	State of Qatar	5.103%	4/23/48	820	1,118
[5,9]	State of Qatar	4.400%	4/16/50	735	912
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,176
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,202
Total Sovereign Bonds (Cost $27,431)					30,905

11

Balanced Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Taxable Municipal Bonds (2.0%)
	Atlanta GA Downtown Development Authority	6.875%	2/1/21	65	67
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	450	484
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	130	227
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,836
	Broward County FL Airport System Revenue	3.477%	10/1/43	300	299
	California GO	7.500%	4/1/34	155	253
	California GO	7.550%	4/1/39	15	27
	California GO	7.350%	11/1/39	2,000	3,364
	California GO	7.625%	3/1/40	35	62
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	215	311
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	530	530
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	245	365
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	550	746
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	825	1,136
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	1,780	2,451
	City of Riverside CA Revenue	3.857%	6/1/45	260	272
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	271
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	425	691
[10]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	1,170	1,225
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	155	159
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,103	3,058
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	356	522
	Grand Parkway Transportation Corp Texas System Toll Revenue	3.236%	10/1/52	930	969
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	1,015	1,450
	Great Lakes Water Authority Michigan Sewage Disposal System Revenue	3.056%	7/1/39	250	267
	Houston TX GO	6.290%	3/1/32	390	501
	Illinois GO	5.100%	6/1/33	810	822
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	1,075
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	160	170
[10]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,000	2,566
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	545	796
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,385
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	500	510
	Metropolitan Transportation Authority Revenue	6.200%	11/15/26	60	68
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	910	1,062
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	295	318
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	535	590
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	695
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	991
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	885	1,154
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	526
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	618
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	640	681
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	355	386
	New York State Thruway Authority Revenue	2.900%	1/1/35	490	526
	New York State Thruway Authority Revenue	3.500%	1/1/42	275	281
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	1,560	1,579
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,310	2,311
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	655	953
[10]	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,386
	Pennsylvania State University	2.790%	9/1/43	860	885
	Pennsylvania State University	2.840%	9/1/50	355	370
[11]	Philadelphia PA Authority for Industrial Development	6.550%	10/15/28	1,945	2,514
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	65	77
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	265	359
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,175	1,560
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	640	878
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	450	456
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	880	915
	Regents of the University of California Revenue	3.063%	7/1/25	545	598
	Riverside County California Taxable Pension Obligation	3.818%	2/15/38	290	324
	Rutgers The State University of New Jersey	3.270%	5/1/43	350	368
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	965	1,190
	Texas Transportation Commission	2.562%	4/1/42	235	239
	Texas Transportation Commission State Highway Fund	4.000%	10/1/33	515	639
	University of California Regents Medical Center Revenue	6.548%	5/15/48	185	296
	University of California Regents Medical Center Revenue	6.583%	5/15/49	700	1,101
	University of California Revenue	3.931%	5/15/45	570	680
	University of California Revenue	4.601%	5/15/31	590	716
	University of California Revenue	4.765%	5/15/44	145	160
	University of Michigan Revenue	2.437%	4/1/40	380	392

12

Balanced Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Michigan Revenue	2.562%	4/1/50	300	311
University of Texas System Revenue	2.439%	8/15/49	430	423
Total Taxable Municipal Bonds (Cost $49,827)				59,443
Temporary Cash Investments (4.5%)
Commercial Paper (0.0%)
[12] Boeing Co.	2.185%	11/18/20	400	397

Repurchase Agreement (3.2%)
RBS Securities, Inc. (Dated 6/30/20, Repurchase Value $97,400,000, collateralized by U.S. Treasury Note/Bond, 0.125%–3.125%,4/15/25–2/15/42, with a value of $99,348,000)	0.070%	7/1/20	97,400	97,400

			Shares
Money Market Fund (1.3%)
[13,14] Vanguard Market Liquidity Fund	0.227%		397,449	39,745
Total Temporary Cash Investments (Cost $137,542)				137,542
Total Investments (102.2%) (Cost $2,620,820)				3,116,019
Other Asset and Liabilities—Net (-2.2%)				(68,405)
Net Assets (100%)				3,047,614

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,408,000.
*	Non-income-producing security.
1	Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2020.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $193,755,000, representing 6.4% of net assets.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Guaranteed by the Kingdom of Saudi Arabia.
8	Guaranteed by the Republic of Colombia.
9	Guaranteed by the State of Qatar.
10	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2020, the value of these securities was $397,000, representing 0.0% of net assets.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $39,731,000 was received for securities on loan.

ADR—American Depositary Receipt.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

13

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	91		12,665	9

See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,581,075)	3,076,274
Affiliated Issuers (Cost $39,745)	39,745
Total Investments in Securities	3,116,019
Investment in Vanguard	135
Cash	342
Foreign Currency, at Value (Cost $183)	201
Receivables for Investment Securities Sold	10,888
Receivables for Accrued Income	10,532
Receivables for Capital Shares Issued	88
Total Assets	3,138,205
Liabilities
Payables for Investment Securities Purchased	46,783
Collateral for Securities on Loan	39,731
Payables to Investment Advisor	303
Payables for Capital Shares Redeemed	3,509
Payables to Vanguard	251
Variation Margin Payable—Futures Contracts	14
Total Liabilities	90,591
Net Assets	3,047,614

At June 30, 2020, net assets consisted of:

Paid-in Capital	2,491,497
Total Distributable Earnings (Loss)	556,117
Net Assets	3,047,614

Net Assets
Applicable to 135,900,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,047,614
Net Asset Value Per Share	$22.43

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	26,795
Interest	16,586
Securities Lending—Net	2
Total Income	43,383
Expenses
Investment Advisory Fees—Note B
Basic Fee	777
Performance Adjustment	(121)
The Vanguard Group—Note C
Management and Administrative	2,228
Marketing and Distribution	126
Custodian Fees	21
Shareholders’ Reports	20
Trustees’ Fees and Expenses	2
Total Expenses	3,053
Net Investment Income	40,330
Realized Net Gain (Loss)
Investment Securities Sold[2]	30,151
Futures Contracts	50
Options Purchased	(75)
Forward Currency Contracts	(26)
Foreign Currencies	16
Realized Net Gain (Loss)	30,116
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(190,582)
Futures Contracts	125
Forward Currency Contracts	34
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	(190,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,968)

1	Dividends are net of foreign withholding taxes of $880,000.

2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $4,000 and ($1,000). Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,330	80,651
Realized Net Gain (Loss)	30,116	103,738
Change in Unrealized Appreciation (Depreciation)	(190,414)	419,867
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,968)	604,256
Distributions[1]
Total Distributions	(186,299)	(241,965)
Capital Share Transactions
Issued	176,425	264,878
Issued in Lieu of Cash Distributions	186,299	241,965
Redeemed	(275,346)	(310,250)
Net Increase (Decrease) from Capital Share Transactions	87,378	196,593
Total Increase (Decrease)	(218,889)	558,884
Net Assets
Beginning of Period	3,266,503	2,707,619
End of Period	3,047,614	3,266,503

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.94	$22.20	$24.80	$23.03	$22.32	$23.99
Investment Operations
Net Investment Income	.305[1]	.623[1]	.626[1]	.582[1]	.581	.576
Net Realized and Unrealized Gain (Loss) on Investments	(1.337)	4.105	(1.414)	2.648	1.713	(.548)
Total from Investment Operations	(1.032)	4.728	(.788)	3.230	2.294	.028
Distributions
Dividends from Net Investment Income	(.666)	(.660)	(.582)	(.567)	(.576)	(.570)
Distributions from Realized Capital Gains	(.812)	(1.328)	(1.230)	(.893)	(1.008)	(1.128)
Total Distributions	(1.478)	(1.988)	(1.812)	(1.460)	(1.584)	(1.698)
Net Asset Value, End of Period	$22.43	$24.94	$22.20	$24.80	$23.03	$22.32

Total Return	-3.33%	22.48%	-3.41%	14.72%	11.01%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,048	$3,267	$2,708	$2,942	$2,554	$2,312
Ratio of Total Expenses to Average Net Assets[2]	0.20%	0.21%	0.21%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.68%	2.67%	2.49%	2.66%	2.53%
Portfolio Turnover Rate[3]	36%	29%	36%	28%	33%	45%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.00%), (0.00%), (0.01%), and 0.00%.

3	Includes 1%, 8%, 2%, 0%, 0%, and 14% attributable to mortgage-dollar-roll activity.

Notes to Financial Statements

The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using

17

Balanced Portfolio

valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

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Balanced Portfolio

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended June 30, 2020, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The portfolio had no open forward currency contracts at June 30, 2020.

5. Options: The portfolio invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2020, the portfolio’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period. The portfolio had no open options contracts on futures at June 30, 2020.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

7. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on

19

Balanced Portfolio

mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

8. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

20

Balanced Portfolio

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

13. Other: Dividend income is recorded on the ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2020, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets before a decrease of $121,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $135,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Balanced Portfolio

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,758,876	210,674	—	1,969,550
U.S. Government and Agency Obligations	—	125,134	—	125,134
Asset-Backed/Commercial Mortgage-Backed Securities	—	40,262	—	40,262
Corporate Bonds	—	753,183	—	753,183
Sovereign Bonds	—	30,905	—	30,905
Taxable Municipal Bonds	—	59,443	—	59,443
Temporary Cash Investments	39,745	97,797	—	137,542
Total	1,798,621	1,317,398	—	3,116,019
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14	—	—	14

1 Represents variation margin on the last day of the reporting period.

E.  At June 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Interest Rate	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Payable—Futures Contracts	14	—	14
Total Liabilities	14	—	14

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2020, were:

		Foreign
	Interest Rate	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	50	—	50
Options Purchased	(75)	—	(75)
Forward Currency Contracts	—	(26)	(26)
Realized Net Gain (Loss) on Derivatives	(25)	(26)	(51)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	125	—	125
Forward Currency Contracts	—	34	34
Change in Unrealized Appreciation (Depreciation) on Derivatives	125	34	159

F.   As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,621,478
Gross Unrealized Appreciation	562,758
Gross Unrealized Depreciation	(68,208)
Net Unrealized Appreciation (Depreciation)	494,550

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Balanced Portfolio

G.   During the six months ended June 30, 2020, the portfolio purchased $1,026,365,000 of investment securities and sold $974,144,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $53,531,000 and $184,135,000, respectively.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	7,774	11,351
Issued in Lieu of Cash Distributions	9,447	10,988
Redeemed	(12,286)	(13,353)
Net Increase (Decrease) in Shares Outstanding	4,935	8,986

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 73% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.   Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

23

Balanced Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the Balanced Portfolio since its inception in 1991.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Balanced Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Balanced Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

25

Capital Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer your portfolio’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Growth Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$943.47	$1.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.17	1.71

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

26

Capital Growth Portfolio

Portfolio Allocation

As of June 30, 2020

Consumer Services	7.1%
Consumer Discretionary	11.2
Energy	0.9
Financials	6.2
Health Care	29.3
Industrials	13.3
Information Technology	31.5
Materials	0.5

The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

27

Capital Growth Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.4%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	26,600	37,720
*	Alphabet Inc. Class C	23,320	32,966
*	Baidu Inc. ADR	124,800	14,962
	Activision Blizzard Inc.	160,300	12,167
	Walt Disney Co.	97,000	10,817
*	Facebook Inc. Class A	16,600	3,769
*	Charter Communications Inc. Class A	7,200	3,672
	Comcast Corp. Class A	43,900	1,711
			117,784
Consumer Discretionary (10.7%)
*	Alibaba Group Holding Ltd. ADR	231,800	49,999
	Sony Corp. ADR	469,300	32,443
*	Amazon.com Inc.	7,200	19,864
*	Tesla Inc.	16,900	18,249
	Ross Stores Inc.	213,900	18,233
	Whirlpool Corp.	116,000	15,025
	TJX Cos. Inc.	254,600	12,873
*	Mattel Inc.	669,500	6,474
^	Royal Caribbean Cruises Ltd.	78,000	3,923
	L Brands Inc.	238,300	3,567
^	Carnival Corp.	209,400	3,438
	eBay Inc.	46,800	2,455
	Marriott International Inc. Class A	11,100	952
			187,495
Energy (0.9%)
	Hess Corp.	131,200	6,797
	Pioneer Natural Resources Co.	64,200	6,272
	EOG Resources Inc.	43,200	2,189
*,^	Transocean Ltd.	169,200	310
			15,568
Financials (6.0%)
	JPMorgan Chase & Co.	287,800	27,071
	Wells Fargo & Co.	837,400	21,437
	Marsh & McLennan Cos. Inc.	170,700	18,328
	Charles Schwab Corp.	461,000	15,554
	Bank of America Corp.	549,000	13,039
	Progressive Corp.	44,500	3,565
	US Bancorp	81,300	2,993
	Citigroup Inc.	41,900	2,141
			104,128
Health Care (27.9%)
	Eli Lilly and Co.	627,371	103,002
*	Biogen Inc.	264,200	70,687
	Amgen Inc.	297,771	70,232
	AstraZeneca plc ADR	791,400	41,857
	Novartis AG ADR	397,550	34,722
*	Boston Scientific Corp.	847,702	29,763
	Thermo Fisher Scientific Inc.	76,100	27,574
	Roche Holding AG	69,645	24,128
*	BioMarin Pharmaceutical Inc.	170,800	21,066
	Bristol-Myers Squibb Co.	242,600	14,265
	Abbott Laboratories	106,200	9,710
*	Elanco Animal Health Inc.	450,316	9,659
	Medtronic plc	63,300	5,805
	CVS Health Corp.	82,600	5,366
1	Siemens Healthineers AG	96,400	4,634
*	Alcon Inc.	70,410	4,036
	Zimmer Biomet Holdings Inc.	30,000	3,581
	Merck & Co. Inc.	36,200	2,799
	Agilent Technologies Inc.	26,500	2,342
	Stryker Corp.	11,100	2,000
	Sanofi ADR	36,800	1,879
			489,107
Industrials (12.7%)
	FedEx Corp.	266,400	37,355
	Siemens AG	298,111	35,158
	Southwest Airlines Co.	978,150	33,433
*	Airbus SE	296,100	21,217
*	United Airlines Holdings Inc.	455,700	15,772
	Caterpillar Inc.	123,500	15,623
	Union Pacific Corp.	76,300	12,900
	Delta Air Lines Inc.	334,000	9,369
^	American Airlines Group Inc.	543,900	7,109
	United Parcel Service Inc. Class B	47,850	5,320
	Alaska Air Group Inc.	143,000	5,185
	TransDigm Group Inc.	9,850	4,354
	Raytheon Technologies Corp.	56,300	3,469
	Textron Inc.	102,000	3,357
	AMETEK Inc.	27,800	2,484
	CSX Corp.	34,200	2,385
	General Dynamics Corp.	14,200	2,122
	Deere & Co.	12,400	1,949
	Otis Worldwide Corp.	28,150	1,601
	Carrier Global Corp.	56,300	1,251
	Pentair plc	23,700	900
	nVent Electric plc	23,700	444
			222,757
Information Technology (30.0%)
*	Adobe Inc.	223,900	97,466
	Microsoft Corp.	448,700	91,315
	Texas Instruments Inc.	491,600	62,419
*	Micron Technology Inc.	885,400	45,616
	QUALCOMM Inc.	326,800	29,807
	KLA Corp.	142,600	27,733
	Intel Corp.	403,500	24,141
	Telefonaktiebolaget LM Ericsson ADR	2,085,100	19,391
	NVIDIA Corp.	46,200	17,552
	NetApp Inc.	336,100	14,913
	Intuit Inc.	48,600	14,395
	Hewlett Packard Enterprise Co.	1,140,550	11,098
	Oracle Corp.	194,500	10,750
	Analog Devices Inc.	86,800	10,645
	HP Inc.	584,750	10,192
	Visa Inc. Class A	46,000	8,886
	Cisco Systems Inc.	155,600	7,257
*	PayPal Holdings Inc.	31,700	5,523
	Apple Inc.	12,500	4,560
	Corning Inc.	127,350	3,298
	Entegris Inc.	46,900	2,769
	Applied Materials Inc.	42,000	2,539
	Mastercard Inc. Class A	6,200	1,833
	Plantronics Inc.	71,650	1,052
*	BlackBerry Ltd.	195,800	958
			526,108
Materials (0.5%)
	Albemarle Corp.	63,900	4,934
	DuPont de Nemours Inc.	23,866	1,268
	Dow Inc.	23,866	973
	Corteva Inc.	23,866	639
			7,814
Total Common Stocks
(Cost $1,085,037)			1,670,761
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)
2,3	Vanguard Market Liquidity Fund, 0.227%
	(Cost $109,373)	1,093,598	109,360
Total Investments (101.6%)
(Cost $1,194,410)			1,780,121
Other Asset and Liabilities—Net (-1.6%)			(28,810)
Net Assets			1,751,311

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,609,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of this security represented 0.3% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,506,000 was received for securities on loan. ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Capital Growth Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,085,037)	1,670,761
Affiliated Issuers (Cost $109,373)	109,360
Total Investments in Securities	1,780,121
Investment in Vanguard	78
Cash	13
Receivables for Accrued Income	1,399
Receivables for Capital Shares Issued	393
Total Assets	1,782,004
Liabilities
Payables for Investment Securities Purchased	13
Collateral for Securities on Loan	13,506
Payables for Capital Shares Redeemed	16,371
Payables to Vanguard	803
Total Liabilities	30,693
Net Assets	1,751,311

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,078,561
Total Distributable Earnings (Loss)	672,750
Net Assets	1,751,311

Net Assets
Applicable to 48,233,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,751,311
Net Asset Value Per Share	$36.31

See accompanying Notes, which are an integral part of the Financial Statements.

29

Capital Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	15,016
Interest[2]	379
Securities Lending—Net	108
Total Income	15,503
Expenses
Investment Advisory Fees—Note B	1,322
The Vanguard Group—Note C
Management and Administrative	1,563
Marketing and Distribution	89
Custodian Fees	5
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	2,988
Net Investment Income	12,515
Realized Net Gain (Loss)
Investment Securities Sold[2]	77,438
Foreign Currencies	3
Realized Net Gain (Loss)	77,441
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(206,996)
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	(206,987)
Net Increase (Decrease) in Net Assets Resulting from Operations	(117,031)

1	Dividends are net of foreign withholding taxes of $540,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $379,000, $41,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,515	24,692
Realized Net Gain (Loss)	77,441	58,473
Change in Unrealized Appreciation (Depreciation)	(206,987)	336,520
Net Increase (Decrease) in Net Assets Resulting from Operations	(117,031)	419,685
Distributions[1]
Total Distributions	(83,976)	(68,316)
Capital Share Transactions
Issued	130,267	222,383
Issued in Lieu of Cash Distributions	83,976	68,316
Redeemed	(237,645)	(262,062)
Net Increase (Decrease) from Capital Share Transactions	(23,402)	28,637
Total Increase (Decrease)	(224,409)	380,006
Net Assets
Beginning of Period	1,975,720	1,595,714
End of Period	1,751,311	1,975,720

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Capital Growth Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$40.76	$33.49	$35.12	$28.36	$26.64	$27.15
Investment Operations
Net Investment Income	.257[1]	.503[1]	.429[1]	.366[1]	.374	.310
Net Realized and Unrealized Gain (Loss) on Investments	(2.911)	8.182	(.754)	7.580	2.362	.391
Total from Investment Operations	(2.654)	8.685	(.325)	7.946	2.736	.701
Distributions
Dividends from Net Investment Income	(.574)	(.411)	(.315)	(.371)	(.318)	(.301)
Distributions from Realized Capital Gains	(1.222)	(1.004)	(.990)	(.815)	(.698)	(.910)
Total Distributions	(1.796)	(1.415)	(1.305)	(1.186)	(1.016)	(1.211)
Net Asset Value, End of Period	$36.31	$40.76	$33.49	$35.12	$28.36	$26.64

Total Return	-5.65%	26.50%	-1.18%	28.83%	10.84%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,751	$1,976	$1,596	$1,416	$964	$894
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.36%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.37%	1.18%	1.16%	1.44%	1.21%
Portfolio Turnover Rate	3%	5%	6%	7%	5%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Capital Growth Portfolio

Notes to Financial Statements

The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities

32

Capital Growth Portfolio

lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2020, the investment advisory fee represented an effective annual rate of 0.15% of the portfolio’s average net assets.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $78,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

33

Capital Growth Portfolio

The following table summarizes the market value of the portfolio’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,585,624	85,137	—	1,670,761
Temporary Cash Investments	109,360	—	—	109,360
Total	1,694,984	85,137	—	1,780,121

E. As of June 30, 2020, gross unrealized appreciation and depreciation for investments were as follows:

Amount
($000)
Tax Cost	1,194,410
Gross Unrealized Appreciation	734,572
Gross Unrealized Depreciation	(148,861)
Net Unrealized Appreciation (Depreciation)	585,711

F.  During the six months ended June 30, 2020, the portfolio purchased $50,284,000 of investment securities and sold $138,195,000 of investment securities, other than temporary cash investments.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	3,635	6,109
Issued in Lieu of Cash Distributions	2,763	1,900
Redeemed	(6,642)	(7,186)
Net Increase (Decrease) in Shares Outstanding	(244)	823

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable gains.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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Capital Growth Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Capital Growth Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Capital Growth Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Conservative Allocation Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Conservative Allocation Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Conservative Allocation Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Conservative Allocation Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,011.08	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.22	0.65

The calculations are based on the Conservative Allocation Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Conservative Allocation Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (182/366).

37

Conservative Allocation Portfolio

Underlying Vanguard Funds

As of June 30, 2020

Vanguard Variable Insurance Funds Total Bond Market Index Portfolio	41.9%
Vanguard Variable Insurance Funds Equity Index Portfolio	20.4
Vanguard Total International Bond Index Fund Admiral Shares	18.0
Vanguard Total International Stock Index Fund Admiral Shares	15.9
Vanguard Extended Market Index Fund Admiral Shares	3.8

The table reflects the portfolio’s investments, except for short-term investments.

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Conservative Allocation Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,066,989	91,031
Vanguard Extended Market Index Admiral Shares	186,473	16,747
		107,778

International Stock Fund (15.9%)
Vanguard Total International Stock Index Fund Admiral Shares	2,667,818	70,697

U.S. Bond Fund (41.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	14,755,343	186,655

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,474,150	80,044
Total Investment Companies (Cost $429,537)		445,174
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.227% (Cost $148)	1,483	148
Total Investments (99.9%) (Cost $429,685)		445,322
Other Assets and Liabilities—Net (0.1%)		435
Net Assets (100%)		445,757

Cost is in $000.

• See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Conservative Allocation Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $429,685)	445,322
Receivables for Accrued Income	64
Receivables for Capital Shares Issued	583
Total Assets	445,969
Liabilities
Payables for Investment Securities Purchased	212
Total Liabilities	212
Net Assets	445,757

At June 30, 2020, net assets consisted of:

Paid-in Capital	413,906
Total Distributable Earnings (Loss)	31,851
Net Assets	445,757

Net Assets
Applicable to 17,347,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	445,757
Net Asset Value Per Share	$25.70

See accompanying Notes, which are an integral part of the Financial Statements.

40

Conservative Allocation Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,850
Net Investment Income—Note B	6,850
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,942
Affiliated Funds Sold	8,368
Realized Net Gain (Loss)	10,310
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(12,823)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,337

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,850	9,654
Realized Net Gain (Loss)	10,310	6,364
Change in Unrealized Appreciation (Depreciation)	(12,823)	36,711
Net Increase (Decrease) in Net Assets Resulting from Operations	4,337	52,729
Distributions[1]
Total Distributions	(16,480)	(15,870)
Capital Share Transactions
Issued	45,086	94,274
Issued in Lieu of Cash Distributions	16,480	15,870
Redeemed	(28,486)	(43,396)
Net Increase (Decrease) from Capital Share Transactions	33,080	66,748
Total Increase (Decrease)	20,937	103,607
Net Assets
Beginning of Period	424,820	321,213
End of Period	445,757	424,820

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Conservative Allocation Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.53	$24.02	$25.84	$24.22	$23.72	$24.44
Investment Operations
Net Investment Income[1]	.412	.660	.581	.592	.527	.470
Capital Gain Distributions Received[1]	.117	.117	.100	.203	.128	.201
Net Realized and Unrealized Gain (Loss) on Investments	(.341)	2.921	(1.417)	1.769	.728	(.611)
Total from Investment Operations	.188	3.698	(.736)	2.564	1.383	.060
Distributions
Dividends from Net Investment Income	(.631)	(.585)	(.519)	(.500)	(.407)	(.387)
Distributions from Realized Capital Gains	(.387)	(.603)	(.565)	(.444)	(.476)	(.393)
Total Distributions	(1.018)	(1.188)	(1.084)	(.944)	(.883)	(.780)
Net Asset Value, End of Period	$25.70	$26.53	$24.02	$25.84	$24.22	$23.72

Total Return	1.11%	15.83%	-2.98%	10.89%	6.02%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$446	$425	$321	$306	$233	$199
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.61%	2.33%	2.38%	2.20%	1.95%
Portfolio Turnover Rate	21%	10%	18%	19%	14%	15%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

Notes to Financial Statements

The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

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Conservative Allocation Portfolio

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

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Conservative Allocation Portfolio

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	429,685
Gross Unrealized Appreciation	19,743
Gross Unrealized Depreciation	(4,106)
Net Unrealized Appreciation (Depreciation)	15,637

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	1,748	3,717
Issued in Lieu of Cash Distributions	708	651
Redeemed	(1,124)	(1,725)
Net Increase (Decrease) in Shares Outstanding	1,332	2,643

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 86% of the portfolio’s net assets. If the shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	148
Vanguard Extended Market Index Fund	16,962	3,203	2,806	649	(1,261)	83	—	16,747
Vanguard Variable Insurance Funds— Equity Index Portfolio	86,099	33,135	23,013	2,975	(8,165)	1,761	1,942	91,031
Vanguard Variable Insurance Funds— Total Bond Market Index Portfolio	177,402	42,215	39,949	2,524	4,463	4,128	—	186,655
Vanguard Total International Bond Index Fund	75,707	14,459	11,675	1,303	250	362	—	80,044
Vanguard Total International Stock Index Fund	68,618	21,085	11,813	917	(8,110)	515	—	70,697
Total	424,788	114,097	89,256	8,368	(12,823)	6,850	1,942	445,322

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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Conservative Allocation Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2011 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Conservative Allocation Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Conservative Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Diversified Value Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Diversified Value Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$884.31	$1.31
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.47	1.41

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.28%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

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Diversified Value Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	9.1%
Consumer Discretionary	10.9
Consumer Staples	6.4
Energy	5.3
Financials	17.4
Health Care	16.0
Industrials	8.1
Information Technology	22.1
Materials	1.6
Real Estate	2.0
Utilities	1.1

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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Diversified Value Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.8%)
Communication Services (8.6%)
*	Alphabet Inc. Class A	24,286	34,439
*	Electronic Arts Inc.	46,971	6,202
	Vodafone Group plc ADR	340,949	5,435
	News Corp. Class A	400,844	4,754
	Comcast Corp. Class A	114,238	4,453
	Walt Disney Co.	38,382	4,280
*	Discovery Communications Inc. Class C	177,279	3,414
	ViacomCBS Inc. Class B	76,923	1,794
	Interpublic Group of Cos. Inc.	87,112	1,495
	Omnicom Group Inc.	24,191	1,321
			67,587
Consumer Discretionary (10.4%)
	McDonald’s Corp.	77,252	14,251
	Lowe’s Cos. Inc.	96,355	13,019
	Dollar General Corp.	41,885	7,980
	General Motors Co.	296,083	7,491
	Home Depot Inc.	29,240	7,325
	Magna International Inc.	134,375	5,984
	Starbucks Corp.	75,065	5,524
	Ross Stores Inc.	61,501	5,242
*	Dollar Tree Inc.	41,250	3,823
	Aptiv plc	40,575	3,162
*	Booking Holdings Inc.	1,800	2,866
	Harley-Davidson Inc.	102,917	2,446
	Goodyear Tire & Rubber Co.	185,508	1,659
*	Adient plc	45,837	753
			81,525
Consumer Staples (6.1%)
	Procter & Gamble Co.	126,990	15,184
	Coca-Cola Co.	277,767	12,411
	Mondelez International Inc. Class A	200,701	10,262
	Kimberly-Clark Corp.	40,193	5,681
^	Unilever plc ADR	85,093	4,670
			48,208
Energy (5.1%)
	ConocoPhillips	205,054	8,616
	Hess Corp.	114,312	5,923
	Royal Dutch Shell plc ADR	137,736	4,503
	National Oilwell Varco Inc.	346,815	4,248
	Apache Corp.	281,953	3,806
	Halliburton Co.	247,779	3,216
	Marathon Oil Corp.	425,587	2,605
	Marathon Petroleum Corp.	68,543	2,562
	Schlumberger Ltd.	117,600	2,163
	EOG Resources Inc.	33,027	1,673
	Murphy Oil Corp.	76,240	1,052
			40,367
Financials (16.7%)
	Intercontinental Exchange Inc.	198,710	18,202
	Bank of America Corp.	762,381	18,107
	American International Group Inc.	417,302	13,011
	Wells Fargo & Co.	452,533	11,585
	Citigroup Inc.	186,553	9,533
	Goldman Sachs Group Inc.	36,890	7,290
	Marsh & McLennan Cos. Inc.	65,467	7,029
	JPMorgan Chase & Co.	67,984	6,395
	Citizens Financial Group Inc.	200,761	5,067
	Travelers Cos. Inc.	41,882	4,777
	Commerce Bancshares Inc.	68,987	4,103
	Equitable Holdings Inc.	194,264	3,747
	Hartford Financial Services Group Inc.	93,300	3,597
	American Express Co.	33,534	3,192
	Discover Financial Services	63,377	3,175
	PNC Financial Services Group Inc.	28,100	2,956
	Bank of New York Mellon Corp.	73,534	2,842
	Morgan Stanley	48,057	2,321
	Fifth Third Bancorp	78,223	1,508
	State Street Corp.	23,210	1,475
	CIT Group Inc.	39,452	818
			130,730
Health Care (15.5%)
	Johnson & Johnson	149,461	21,019
	Medtronic plc	217,832	19,975
	Thermo Fisher Scientific Inc.	27,788	10,069
	Pfizer Inc.	307,524	10,056
	Danaher Corp.	54,227	9,589
	Humana Inc.	23,570	9,139
	Anthem Inc.	23,481	6,175
	Zoetis Inc.	43,841	6,008
	GlaxoSmithKline plc ADR	108,916	4,443
*	IQVIA Holdings Inc.	28,280	4,012
	UnitedHealth Group Inc.	13,600	4,011
*	Laboratory Corp. of America Holdings	21,066	3,499
	Zimmer Biomet Holdings Inc.	28,011	3,343
*	Boston Scientific Corp.	93,160	3,271
	Sanofi ADR	52,964	2,704
*	Centene Corp.	31,460	1,999
*	Biogen Inc.	6,988	1,870
			121,182
Industrials (7.8%)
	Honeywell International Inc.	98,592	14,255
	General Electric Co.	2,048,522	13,991
	Norfolk Southern Corp.	43,101	7,567
	Cummins Inc.	43,151	7,476
	FedEx Corp.	42,273	5,928
*	CNH Industrial NV	671,434	4,720
	Caterpillar Inc.	19,866	2,513
	PACCAR Inc.	25,020	1,873
	Fluor Corp.	85,250	1,030
	Boeing Co.	5,300	972
*	Embraer SA ADR	94,911	568
			60,893
Information Technology (21.2%)
	Microsoft Corp.	252,857	51,459
	Apple Inc.	70,914	25,869
	Analog Devices Inc.	97,408	11,946
	Visa Inc. Class A	59,338	11,462
	Texas Instruments Inc.	74,556	9,466
	Oracle Corp.	145,264	8,029
	Cisco Systems Inc.	166,290	7,756
	Corning Inc.	242,830	6,289
	Accenture plc Class A	24,077	5,170
	Hewlett Packard Enterprise Co.	526,707	5,125
	TE Connectivity Ltd.	50,460	4,115
	Telefonaktiebolaget LM Ericsson ADR	411,915	3,831
*	salesforce.com Inc.	18,630	3,490
	Amphenol Corp. Class A	34,317	3,288
	Fidelity National Information Services Inc.	20,965	2,811
	CDW Corp.	22,149	2,573
*	Palo Alto Networks Inc.	7,510	1,725
*	PTC Inc.	13,600	1,058
*	Teradata Corp.	35,913	747
			166,209
Materials (1.5%)
	International Paper Co.	113,697	4,003
	Avery Dennison Corp.	32,995	3,764
	Vulcan Materials Co.	19,833	2,298
	PPG Industries Inc.	14,100	1,496
			11,561
Real Estate (1.9%)
	Prologis Inc.	118,558	11,065
	Crown Castle International Corp.	21,170	3,543
			14,608

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Diversified Value Portfolio

			Market
			Value•
		Shares	($000)
	Utilities (1.0%)
	PPL Corp.	223,955	5,787
	Southern Co.	36,123	1,873
			7,660
	Total Common Stocks
	(Cost $810,522)		750,530
Temporary Cash Investment (4.8%)
	Money Market Fund (4.8%)
1,2	Vanguard Market Liquidity Fund, 0.227%
	(Cost $37,961)	379,509	37,951
	Total Investments (100.6%)
	(Cost $848,483)		788,481
	Other Asset and Liabilities—Net (-0.6%)		(4,620)
	Net Assets (100%)		783,861

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,434,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $4,606,000 was received for securities on loan.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	118	18,232	392

See accompanying Notes, which are an integral part of the Financial Statements.

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Diversified Value Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $810,522)	750,530
Affiliated Issuers (Cost $37,961)	37,951
Total Investments in Securities	788,481
Investment in Vanguard	35
Cash	3
Cash Collateral Pledged—Futures Contracts	1,492
Receivables for Accrued Income	948
Receivables for Capital Shares Issued	61
Variation Margin Receivable—Futures Contracts	262
Total Assets	791,282
Liabilities
Payables for Investment Securities Purchased	2,032
Collateral for Securities on Loan	4,606
Payables to Investment Advisor	222
Payables for Capital Shares Redeemed	496
Payables to Vanguard	65
Total Liabilities	7,421
Net Assets	783,861

At June 30, 2020, net assets consisted of:

Paid-in Capital	858,287
Total Distributable Earnings (Loss)	(74,426)
Net Assets	783,861

Net Assets
Applicable to 72,101,769 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	783,861
Net Asset Value Per Share	$10.87

See accompanying Notes, which are an integral part of the Financial Statements.

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Diversified Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	8,510
Interest[2]	248
Securities Lending—Net	7
Total Income	8,765
Expenses
Investment Advisory Fees—Note B
Basic Fee	476
Performance Adjustment	—
The Vanguard Group—Note C
Management and Administrative	585
Marketing and Distribution	36
Custodian Fees	17
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	1,121
Net Investment Income	7,644
Realized Net Gain (Loss)
Investment Securities Sold[2]	(18,840)
Futures Contracts	(393)
Realized Net Gain (Loss)	(19,233)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(98,039)
Futures Contracts	99
Change in Unrealized Appreciation (Depreciation)	(97,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,529)
1	Dividends are net of foreign withholding taxes of $40,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $248,000, $12,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,644	22,410
Realized Net Gain (Loss)	(19,233)	148,015
Change in Unrealized Appreciation (Depreciation)	(97,940)	43,477
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,529)	213,902
Distributions[1]
Total Distributions	(170,717)	(83,175)
Capital Share Transactions
Issued	59,844	72,081
Issued in Lieu of Cash Distributions	170,717	83,175
Redeemed	(140,179)	(199,650)
Net Increase (Decrease) from Capital Share Transactions	90,382	(44,394)
Total Increase (Decrease)	(189,864)	86,333
Net Assets
Beginning of Period	973,725	887,392
End of Period	783,861	973,725

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Diversified Value Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$16.45	$14.33	$17.04	$17.11	$16.55	$18.65
Investment Operations
Net Investment Income	.116[1]	.364[1]	.412[1]	.401[1]	.496	.471
Net Realized and Unrealized Gain (Loss) on Investments	(2.644)	3.135	(1.872)	1.658	1.468	(.901)
Total from Investment Operations	(2.528)	3.499	(1.460)	2.059	1.964	(.430)
Distributions
Dividends from Net Investment Income	(.409)	(.462)	(.423)	(.491)	(.461)	(.466)
Distributions from Realized Capital Gains	(2.643)	(.917)	(.827)	(1.638)	(.943)	(1.204)
Total Distributions	(3.052)	(1.379)	(1.250)	(2.129)	(1.404)	(1.670)
Net Asset Value, End of Period	$10.87	$16.45	$14.33	$17.04	$17.11	$16.55

Total Return	-11.57%	25.70%	-9.12%	13.16%	12.96%	-2.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$784	$974	$887	$1,137	$1,130	$1,060
Ratio of Total Expenses to Average Net Assets[2]	0.28%	0.24%	0.25%	0.27%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.39%	2.58%	2.45%	3.01%	2.55%
Portfolio Turnover Rate	21%	117%	18%	18%	34%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.03%), (0.03%), (0.03%), (0.03%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.

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Diversified Value Portfolio

Notes to Financial Statements

The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays

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Diversified Value Portfolio

and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. In accordance with the advisory contracts entered into with Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, beginning January 1, 2021, the investment advisory fees will be subject to quarterly adjustments based on performance relative to the S&P 500 Index and the Russell 1000 Value Index, respectively, since December 31, 2019.

Vanguard manages the cash reserves of the portfolio as described below.

For the six months ended June 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.12% of the portfolio’s average net assets.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Diversified Value Portfolio

D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.

E. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	848,483
Gross Unrealized Appreciation	69,751
Gross Unrealized Depreciation	(129,361)
Net Unrealized Appreciation (Depreciation)	(59,610)

F. During the six months ended June 30, 2020, the portfolio purchased $165,173,000 of investment securities and sold $235,811,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	5,320	4,725
Issued in Lieu of Cash Distributions	18,926	5,732
Redeemed	(11,337)	(13,173)
Net Increase (Decrease) in Shares Outstanding	12,909	(2,716)

At June 30, 2020, two shareholders (each an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 75%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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Diversified Value Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Diversified Value Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

57

Equity Income Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

●   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Income Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$869.58	$1.39
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.37	1.51

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Equity Income Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	6.5%
Consumer Discretionary	5.1
Consumer Staples	12.4
Energy	4.8
Financials	16.9
Health Care	18.1
Industrials	10.4
Information Technology	13.2
Materials	2.8
Real Estate	1.6
Utilities	8.2

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (94.8%)
Communication Services (5.9%)
Verizon Communications Inc.	715,068	39,422
Comcast Corp. Class A	979,596	38,185
AT&T Inc.	403,116	12,186
CenturyLink Inc.	350,100	3,511
Omnicom Group Inc.	47,383	2,587
Interpublic Group of Cos. Inc.	90,719	1,557
Cogent Communications Holdings Inc.	13,619	1,054
National CineMedia Inc.	63,140	187
		98,689
Consumer Discretionary (4.5%)
McDonald’s Corp.	107,519	19,834
Home Depot Inc.	70,370	17,628
Lowe’s Cos. Inc.	72,775	9,833
VF Corp.	140,466	8,560
Target Corp.	38,764	4,649
^ Cie Generale des Etablissements Michelin SCA	39,429	4,110
Whirlpool Corp.	23,129	2,996
Newell Brands Inc.	142,830	2,268
^ International Game Technology plc	190,301	1,694
Best Buy Co. Inc.	15,276	1,333
H&R Block Inc.	80,619	1,151
Big Lots Inc.	20,041	842
		74,898
Consumer Staples (12.1%)
Procter & Gamble Co.	341,473	40,830
Philip Morris International Inc.	402,144	28,174
Coca-Cola Co.	530,675	23,711
PepsiCo Inc.	169,856	22,465
Mondelez International Inc. Class A	369,674	18,901
Unilever NV	231,791	12,348
Archer-Daniels-Midland Co.	302,422	12,067
Walmart Inc.	94,869	11,363
Altria Group Inc.	176,336	6,921
Kimberly-Clark Corp.	39,774	5,622
Kraft Heinz Co.	123,638	3,943
Campbell Soup Co.	75,967	3,770
J M Smucker Co.	26,404	2,794
Clorox Co.	12,554	2,754
Coca-Cola European Partners plc	69,714	2,632
Sysco Corp.	42,329	2,314
Weis Markets Inc.	11,805	592
General Mills Inc.	8,513	525
Spectrum Brands Holdings Inc.	10,668	490
Kellogg Co.	6,293	416
SpartanNash Co.	16,062	341
Colgate-Palmolive Co.	3,979	291
		203,264
Energy (4.6%)
Chevron Corp.	213,881	19,085
TC Energy Corp.	278,394	11,894
Phillips 66	161,438	11,607
Kinder Morgan Inc.	697,955	10,588
Exxon Mobil Corp.	186,311	8,332
ConocoPhillips	164,047	6,893
Schlumberger Ltd.	148,736	2,735
Devon Energy Corp.	181,073	2,053
CVR Energy Inc.	95,360	1,918
Ovintiv Inc.	94,490	902
Apache Corp.	65,233	881
Valero Energy Corp.	6,476	381
Delek US Holdings Inc.	14,962	260
		77,529
Financials (16.4%)
JPMorgan Chase & Co.	476,140	44,786
Bank of America Corp.	1,212,736	28,802
Progressive Corp.	333,445	26,712
BlackRock Inc.	37,811	20,573
MetLife Inc.	556,965	20,340
Chubb Ltd.	137,791	17,447
Truist Financial Corp.	375,856	14,113
PNC Financial Services Group Inc.	121,016	12,732
Blackstone Group LP Class A	175,484	9,943
Citigroup Inc.	178,603	9,127
Wells Fargo & Co.	327,510	8,384
Morgan Stanley	127,427	6,155
Travelers Cos. Inc.	49,657	5,663
M&T Bank Corp.	40,350	4,195
US Bancorp	108,710	4,003
Ameriprise Financial Inc.	26,261	3,940
Aflac Inc.	88,716	3,196
Regions Financial Corp.	264,464	2,941
Unum Group	176,852	2,934
Equitable Holdings Inc.	144,050	2,779
FNB Corp.	361,558	2,712
First American Financial Corp.	50,839	2,441
Fifth Third Bancorp	113,956	2,197
CME Group Inc.	13,026	2,117
Prudential Financial Inc.	34,199	2,083
Navient Corp.	258,184	1,815
Columbia Banking System Inc.	56,059	1,589
Cullen/Frost Bankers Inc.	18,420	1,376
Virtu Financial Inc. Class A	57,470	1,356
PacWest Bancorp	67,947	1,339
Lazard Ltd. Class A	45,863	1,313
Bank of New York Mellon Corp.	27,973	1,081
Jefferies Financial Group Inc.	43,485	676
First Hawaiian Inc.	35,151	606
Great Western Bancorp Inc.	40,298	555
State Street Corp.	7,412	471
OneMain Holdings Inc.	16,648	409
People’s United Financial Inc.	33,753	391
Westamerica BanCorp	6,766	389
RLI Corp.	4,639	381
Old National Bancorp	26,716	368
Valley National Bancorp	46,217	361
CIT Group Inc.	5,000	104
		274,895
Health Care (17.5%)
Johnson & Johnson	456,693	64,225
Pfizer Inc.	1,197,685	39,164
Merck & Co. Inc.	419,670	32,453
Eli Lilly and Co.	140,268	23,029
UnitedHealth Group Inc.	72,708	21,445
Medtronic plc	216,022	19,809
CVS Health Corp.	219,283	14,247
AbbVie Inc.	131,098	12,871
AstraZeneca plc ADR	239,790	12,683
Koninklijke Philips NV	262,718	12,274
Roche Holding AG	35,340	12,244
Novartis AG	127,740	11,129
Bristol-Myers Squibb Co.	77,406	4,551
Amgen Inc.	19,150	4,517
Gilead Sciences Inc.	56,245	4,327
Cardinal Health Inc.	64,014	3,341
		292,309
Industrials (10.0%)
Lockheed Martin Corp.	63,478	23,164
Union Pacific Corp.	111,914	18,921
General Dynamics Corp.	104,761	15,658
Deere & Co.	97,833	15,374
Eaton Corp. plc	164,770	14,414
Raytheon Technologies Corp.	223,959	13,800
Caterpillar Inc.	92,567	11,710
Honeywell International Inc.	61,826	8,939
Trane Technologies plc	97,286	8,657
United Parcel Service Inc. Class B	56,130	6,241
Illinois Tool Works Inc.	33,520	5,861
Johnson Controls International plc	131,782	4,499
3M Co.	20,641	3,220
Hubbell Inc. Class B	24,578	3,081
Steelcase Inc. Class A	238,070	2,871
General Electric Co.	286,026	1,954
MSC Industrial Direct Co. Inc. Class A	24,469	1,782
Emerson Electric Co.	26,933	1,671
Triton International Ltd.	50,173	1,517
Cummins Inc.	4,614	799
H&E Equipment Services Inc.	41,929	775
Enerpac Tool Group Corp. Class A	36,596	644
ABM Industries Inc.	15,520	563
McGrath RentCorp	9,489	512
Nielsen Holdings plc	33,033	491
		167,118
Information Technology (11.7%)
Cisco Systems Inc.	1,018,052	47,482
Intel Corp.	730,428	43,701

Equity Income Portfolio

		Market
		Value•
	Shares	($000)
Corning Inc.	588,172	15,234
TE Connectivity Ltd.	163,072	13,299
KLA Corp.	64,534	12,551
Automatic Data Processing Inc.	73,349	10,921
Analog Devices Inc.	84,321	10,341
QUALCOMM Inc.	94,764	8,643
Texas Instruments Inc.	66,812	8,483
International Business Machines Corp.	48,848	5,899
Broadcom Inc.	15,499	4,892
HP Inc.	239,818	4,180
Seagate Technology plc	72,757	3,522
Xperi Holding Corp	155,216	2,291
ManTech International Corp. Class A	29,263	2,004
ADTRAN Inc.	150,035	1,640
Avnet Inc.	10,369	289
		195,372
Materials (2.6%)
PPG Industries Inc.	103,926	11,022
Celanese Corp. Class A	118,529	10,234
Dow Inc.	116,084	4,732
Linde plc	20,526	4,354
Corteva Inc.	147,850	3,961
Commercial Metals Co.	149,455	3,049
Reliance Steel & Aluminum Co.	24,141	2,292
Cabot Corp.	53,069	1,966
Huntsman Corp.	57,999	1,042
Air Products & Chemicals Inc.	2,910	703
DuPont de Nemours Inc.	13,070	694
		44,049
Real Estate (1.4%)
Crown Castle International Corp.	137,556	23,020
Kennedy-Wilson Holdings Inc.	13,732	209
		23,229
Utilities (8.1%)
Dominion Energy Inc.	315,214	25,589
Sempra Energy	151,284	17,735
Exelon Corp.	458,089	16,624
Duke Energy Corp.	166,941	13,337
American Electric Power Co. Inc.	128,353	10,222
FirstEnergy Corp.	262,854	10,194
Eversource Energy	83,757	6,974
Southern Co.	95,647	4,959
UGI Corp.	126,649	4,027
NextEra Energy Inc.	16,199	3,891
Evergy Inc.	60,975	3,615
AES Corp.	224,671	3,256
Vistra Energy Corp.	166,829	3,106
Entergy Corp.	32,849	3,082
Clearway Energy Inc.	96,217	2,219
Hawaiian Electric Industries Inc.	60,481	2,181
WEC Energy Group Inc.	16,524	1,448
Atlantica Sustainable Infrastructure plc	40,499	1,179
Avangrid Inc.	20,562	863
PNM Resources Inc.	18,453	709
Clearway Energy Inc. Class A	33,470	702
PPL Corp.	13,927	360
		136,272
Total Common Stocks (Cost $1,523,578)		1,587,624
Temporary Cash Investments (5.2%)
Money Market Fund (3.1%)
[1,2] Vanguard Market Liquidity Fund, 0.227%	512,099	51,210

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreement (1.8%)
BNP Paribas Securities Corp. 0.090%, 7/1/20 (Dated 6/30/20, Repurchase Value $29,900,000, collateralized by Federal Home Loan Bank 4.125%, 5/25/35, Federal Home Loan Mortgage Corp. 2.500%–6.500%, 1/1/28–4/1/50, Federal National Mortgage Assn. 2.000%–6.500%, 4/1/27–6/1/50, and Government National Mortgage Assn. 3.000%–6.000%, 7/20/35–4/20/50 with a value of $30,498,000)	29,900	29,900
U.S. Government and Agency Obligations (0.3%)
[3] United States Cash Management Bill, 0.135%, 7/14/20	200	200
[3] United States Cash Management Bill, 0.116%, 9/29/20	1,300	1,299
[3] United States Cash Management Bill, 0.140%, 10/13/20	300	300
[3] United States Cash Management Bill, 0.165%, 11/3/20	2,370	2,369
United States Treasury Bill, 0.087%, 9/24/20	1,100	1,100
		5,268
Total Temporary Cash Investments (Cost $86,387)		86,378
Total Investments (100.0%) (Cost $1,609,965)		1,674,002
Other Assets and Liabilities—Net (0.0%)		652
Net Assets (100%)		1,674,654

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,788,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $5,089,000 was received for securities on loan.
3	Securities with a value of $4,096,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Equity Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	337	52,070	273

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,558,746)	1,622,792
Affiliated Issuers (Cost $51,219)	51,210
Total Investments in Securities	1,674,002
Investment in Vanguard	75
Cash	67
Receivables for Investment Securities Sold	360
Receivables for Accrued Income	3,109
Receivables for Capital Shares Issued	3,024
Variation Margin Receivable—Futures Contracts	716
Total Assets	1,681,353
Liabilities
Payables for Investment Securities Purchased	599
Collateral for Securities on Loan	5,089
Payables to Investment Advisor	294
Payables for Capital Shares Redeemed	519
Payables to Vanguard	198
Total Liabilities	6,699
Net Assets	1,674,654

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,591,696
Total Distributable Earnings (Loss)	82,958
Net Assets	1,674,654

Net Assets
Applicable to 86,197,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,674,654
Net Asset Value Per Share	$19.43

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	27,211
Interest[2]	351
Securities Lending—Net	18
Total Income	27,580
Expenses
Investment Advisory Fees—Note B
Basic Fee	767
Performance Adjustment	87
The Vanguard Group—Note C
Management and Administrative 1,525
Marketing and Distribution	95
Custodian Fees	13
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	2,497
Net Investment Income	25,083
Realized Net Gain (Loss)
Investment Securities Sold[2]	(97)
Futures Contracts	(300)
Foreign Currencies	3
Realized Net Gain (Loss)	(394)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(266,760)
Futures Contracts	(740)
Foreign Currencies	10
Change in Unrealized Appreciation (Depreciation)	(267,490)
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,801)

1	Dividends are net of foreign withholding taxes of $262,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the portfolio were $282,000, $17,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,083	44,674
Realized Net Gain (Loss)	(394)	57,154
Change in Unrealized Appreciation (Depreciation)	(267,490)	247,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,801)	349,226
Distributions[1]
Total Distributions	(106,167)	(135,143)
Capital Share Transactions
Issued	232,014	355,641
Issued in Lieu of Cash Distributions	106,167	135,143
Redeemed	(148,761)	(244,176)
Net Increase (Decrease) from Capital Share Transactions	189,420	246,608
Total Increase (Decrease)	(159,548)	460,691
Net Assets
Beginning of Period	1,834,202	1,373,511
End of Period	1,674,654	1,834,202

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.17	$21.24	$24.64	$22.10	$21.22	$23.04
Investment Operations
Net Investment Income	.313[1]	.619[1]	.620[1]	.582[1]	.568	.597
Net Realized and Unrealized Gain (Loss) on Investments	(3.663)	4.319	(1.977)	3.275	2.361	(.437)
Total from Investment Operations	(3.350)	4.938	(1.357)	3.857	2.929	.160
Distributions
Dividends from Net Investment Income	(.618)	(.586)	(.562)	(.583)	(.583)	(.596)
Distributions from Realized Capital Gains	(.772)	(1.422)	(1.481)	(.734)	(1.466)	(1.384)
Total Distributions	(1.390)	(2.008)	(2.043)	(1.317)	(2.049)	(1.980)
Net Asset Value, End of Period	$19.43	$24.17	$21.24	$24.64	$22.10	$21.22

Total Return	-13.04%	24.43%	-5.96%	18.25%	15.07%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,675	$1,834	$1,374	$1,372	$1,172	$940
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.30%	0.29%	0.31%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.76%	2.69%	2.56%	2.89%	2.76%
Portfolio Turnover Rate	24%	33%	36%	38%	32%	36%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, (0.00%), (0.00%), (0.01%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Portfolio

Notes to Financial Statements

The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral

Equity Income Portfolio

cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may

Equity Income Portfolio

be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $244,000 for the six months ended June 30, 2020.

For the six months ended June 30, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the portfolio’s average net assets, before an increase of $87,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $75,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,547,867	39,757	—	1,587,624
Temporary Cash Investments	51,210	35,168	—	86,378
Total	1,599,077	74,925	—	1,674,002
Derivative Financial Instruments
Assets
Futures Contracts[1]	716	—	—	716

1	Represents variation margin on the last day of the reporting period.

Equity Income Portfolio

E. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,609,965
Gross Unrealized Appreciation	203,910
Gross Unrealized Depreciation	(139,600)
Net Unrealized Appreciation (Depreciation)	64,310

F. During the six months ended June 30, 2020, the portfolio purchased $474,195,000 of investment securities and sold $373,987,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	11,521	15,838
Issued in Lieu of Cash Distributions	6,241	6,289
Redeemed	(7,449)	(10,907)
Net Increase (Decrease) in Shares Outstanding	10,313	11,220

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 44% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Equity Income Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

Equity Income Portfolio

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Equity Income Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Income Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Equity Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

●    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$968.30	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

73

Equity Index Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	10.8%
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.1
Health Care	14.6
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.8
Utilities	3.1

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

74

Equity Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Communication Services (10.7%)
*	Facebook Inc. Class A	595,301	135,175
*	Alphabet Inc. Class A	73,866	104,746
*	Alphabet Inc. Class C	72,817	102,935
	Verizon Communications Inc.	1,024,361	56,473
	AT&T Inc.	1,763,927	53,324
	Walt Disney Co.	447,182	49,865
*	Netflix Inc.	108,883	49,546
	Comcast Corp. Class A	1,127,593	43,954
*	Charter Communications Inc. Class A	37,309	19,029
*	T-Mobile US Inc.	141,165	14,702
	Activision Blizzard Inc.	190,741	14,477
*	Electronic Arts Inc.	71,462	9,437
*	Twitter Inc.	194,281	5,788
*	Take-Two Interactive Software Inc.	28,221	3,939
	ViacomCBS Inc. Class B	133,987	3,125
	Omnicom Group Inc.	53,135	2,901
	CenturyLink Inc.	245,103	2,458
	Fox Corp. Class A	85,042	2,281
*	DISH Network Corp. Class A	63,841	2,203
	Interpublic Group of Cos. Inc.	96,169	1,650
*	Live Nation Entertainment Inc.	35,073	1,555
*	Discovery Communications Inc. Class C	78,731	1,516
	News Corp. Class A	107,919	1,280
	Fox Corp. Class B	39,306	1,055
*	Discovery Inc. Class A	39,500	833
	News Corp. Class B	18,080	216
*	T-Mobile US Inc. Rights Exp. 07/27/2020	47,414	8
			684,471
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	103,725	286,159
	Home Depot Inc.	266,267	66,703
	McDonald’s Corp.	184,090	33,959
	NIKE Inc. Class B	307,009	30,102
	Lowe’s Cos. Inc.	186,918	25,256
	Starbucks Corp.	289,202	21,282
*	Booking Holdings Inc.	10,134	16,137
	TJX Cos. Inc.	296,569	14,994
	Target Corp.	123,786	14,846
	Dollar General Corp.	62,315	11,872
	eBay Inc.	163,524	8,577
	General Motors Co.	311,772	7,888
*	O’Reilly Automotive Inc.	18,375	7,748
	Ross Stores Inc.	87,986	7,500
*	Chipotle Mexican Grill Inc.	6,353	6,686
*	AutoZone Inc.	5,780	6,520
	Yum! Brands Inc.	74,532	6,478
	Ford Motor Co.	967,215	5,881
	Marriott International Inc. Class A	66,651	5,714
*	Dollar Tree Inc.	58,730	5,443
	Aptiv plc	66,321	5,168
	Hilton Worldwide Holdings Inc.	68,665	5,043
	Best Buy Co. Inc.	56,277	4,911
	VF Corp.	78,971	4,812
	DR Horton Inc.	81,968	4,545
	Lennar Corp. Class A	67,295	4,147
	Las Vegas Sands Corp.	83,223	3,790
	Tractor Supply Co.	28,643	3,775
*	CarMax Inc.	40,309	3,610
	Domino’s Pizza Inc.	9,690	3,580
	Garmin Ltd.	35,967	3,507
	Tiffany & Co.	27,065	3,300
	Genuine Parts Co.	35,792	3,112
*	Ulta Beauty Inc.	13,961	2,840
*	NVR Inc.	856	2,789
	Expedia Group Inc.	33,595	2,761
	Advance Auto Parts Inc.	17,089	2,434
	Darden Restaurants Inc.	32,120	2,434
	Hasbro Inc.	31,634	2,371
	Royal Caribbean Cruises Ltd.	42,421	2,134
	PulteGroup Inc.	62,546	2,128
	MGM Resorts International	122,442	2,057
	Whirlpool Corp.	15,344	1,987
*	LKQ Corp.	75,174	1,970
^	Carnival Corp.	116,953	1,920
	BorgWarner Inc.	51,409	1,815
	Wynn Resorts Ltd.	23,965	1,785
	Newell Brands Inc.	94,227	1,496
*	Mohawk Industries Inc.	14,701	1,496
	Leggett & Platt Inc.	32,654	1,148
*	Norwegian Cruise Line Holdings Ltd.	63,285	1,040
	Hanesbrands Inc.	85,895	970
	Tapestry Inc.	68,494	910
	L Brands Inc.	57,965	868
	Ralph Lauren Corp. Class A	11,788	855
	PVH Corp.	17,507	841
	Kohl’s Corp.	38,931	809
	H&R Block Inc.	47,811	683
	Gap Inc.	52,142	658
*	Under Armour Inc. Class A	46,204	450
*	Under Armour Inc. Class C	48,864	432
	Lennar Corp. Class B	1,029	47
			687,173
Consumer Staples (6.9%)
	Procter & Gamble Co.	612,901	73,285
	PepsiCo Inc.	343,496	45,431
	Coca-Cola Co.	956,990	42,758
	Walmart Inc.	350,536	41,987
	Costco Wholesale Corp.	109,304	33,142
	Philip Morris International Inc.	385,490	27,007
	Mondelez International Inc. Class A	353,367	18,068
	Altria Group Inc.	460,092	18,059
	Colgate-Palmolive Co.	212,045	15,534
	Kimberly-Clark Corp.	84,308	11,917
	Estee Lauder Cos. Inc. Class A	55,653	10,501
	General Mills Inc.	150,035	9,250
	Walgreens Boots Alliance Inc.	182,440	7,734
	Constellation Brands Inc. Class A	41,588	7,276
	Sysco Corp.	125,703	6,871
	Clorox Co.	30,967	6,793
	Kroger Co.	194,622	6,588
*	Monster Beverage Corp.	92,530	6,414
	McCormick & Co. Inc.	30,602	5,490
	Archer-Daniels-Midland Co.	137,531	5,487
	Kraft Heinz Co.	154,275	4,920
	Hershey Co.	36,501	4,731
	Church & Dwight Co. Inc.	60,869	4,705
	Tyson Foods Inc. Class A	72,865	4,351
	Conagra Brands Inc.	120,624	4,242
	Kellogg Co.	61,937	4,092
	Hormel Foods Corp.	69,444	3,352
	J M Smucker Co.	28,267	2,991
	Brown-Forman Corp. Class B	45,216	2,878
	Lamb Weston Holdings Inc.	36,140	2,310
	Campbell Soup Co.	41,770	2,073
	Molson Coors Beverage Co. Class B	46,423	1,595
	Coty Inc. Class A	72,432	324
			442,156
Energy (2.8%)
	Exxon Mobil Corp.	1,046,780	46,812
	Chevron Corp.	462,204	41,242
	ConocoPhillips	265,489	11,156
	Phillips 66	108,107	7,773
	Kinder Morgan Inc.	481,455	7,304
	EOG Resources Inc.	144,090	7,300
	Schlumberger Ltd.	343,499	6,317
	Marathon Petroleum Corp.	160,999	6,018
	Valero Energy Corp.	100,937	5,937
	Williams Cos. Inc.	300,343	5,712
	Occidental Petroleum Corp.	222,877	4,079
	Pioneer Natural Resources Co.	40,812	3,987
	ONEOK Inc.	108,847	3,616
	Hess Corp.	64,710	3,353
	Halliburton Co.	217,530	2,824
	Concho Resources Inc.	48,802	2,513
	Baker Hughes Co. Class A	162,524	2,501
	Cabot Oil & Gas Corp.	98,407	1,691
	Diamondback Energy Inc.	38,965	1,629
	Apache Corp.	93,187	1,258
	Marathon Oil Corp.	196,242	1,201
	National Oilwell Varco Inc.	95,824	1,174
	Devon Energy Corp.	94,768	1,075
	HollyFrontier Corp.	36,773	1,074
	Noble Energy Inc.	118,447	1,061
	TechnipFMC plc	104,433	714
*	ChampionX Corp.	1,938	19
			179,340

75

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	449,611	80,260
	JPMorgan Chase & Co.	754,341	70,953
	Bank of America Corp.	1,932,949	45,908
	Citigroup Inc.	515,419	26,338
	Wells Fargo & Co.	923,714	23,647
	BlackRock Inc.	38,190	20,779
	S&P Global Inc.	59,633	19,648
	American Express Co.	163,407	15,556
	Goldman Sachs Group Inc.	76,621	15,142
	CME Group Inc.	88,769	14,429
	Morgan Stanley	296,467	14,319
	Chubb Ltd.	111,740	14,149
	Marsh & McLennan Cos. Inc.	126,298	13,561
	Truist Financial Corp.	333,585	12,526
	US Bancorp	339,327	12,494
	Intercontinental Exchange Inc.	135,453	12,408
	Progressive Corp.	144,880	11,606
	PNC Financial Services Group Inc.	105,021	11,049
	Aon plc Class A	57,204	11,017
	Moody’s Corp.	39,917	10,966
	Charles Schwab Corp.	283,654	9,570
	Bank of New York Mellon Corp.	199,453	7,709
	Allstate Corp.	77,752	7,541
	Travelers Cos. Inc.	62,586	7,138
	Capital One Financial Corp.	112,724	7,055
	MSCI Inc. Class A	21,045	7,025
	MetLife Inc.	191,011	6,976
	T. Rowe Price Group Inc.	56,324	6,956
	American International Group Inc.	213,269	6,650
	Aflac Inc.	177,649	6,401
	Willis Towers Watson plc	31,865	6,276
	Prudential Financial Inc.	97,819	5,957
*	Berkshire Hathaway Inc. Class A	21	5,613
	State Street Corp.	87,127	5,537
	MarketAxess Holdings Inc.	9,384	4,701
	Arthur J Gallagher & Co.	46,946	4,577
	Ameriprise Financial Inc.	30,287	4,544
	First Republic Bank	42,447	4,499
	Northern Trust Corp.	51,517	4,087
	Discover Financial Services	75,851	3,799
	Hartford Financial Services Group Inc.	88,805	3,423
	Fifth Third Bancorp	176,358	3,400
	Nasdaq Inc.	28,460	3,400
	M&T Bank Corp.	31,780	3,304
	Synchrony Financial	133,069	2,949
	KeyCorp	241,739	2,944
*	SVB Financial Group	12,774	2,753
	E*TRADE Financial Corp.	54,831	2,727
	Citizens Financial Group Inc.	105,817	2,671
	Regions Financial Corp.	236,468	2,630
	Principal Financial Group Inc.	63,167	2,624
	Cboe Global Markets Inc.	27,189	2,536
	Cincinnati Financial Corp.	37,377	2,393
	Huntington Bancshares Inc.	251,575	2,273
	Raymond James Financial Inc.	30,280	2,084
	Loews Corp.	60,114	2,061
	Everest Re Group Ltd.	9,930	2,048
	W R Berkley Corp.	34,851	1,997
	Globe Life Inc.	24,169	1,794
	Lincoln National Corp.	47,696	1,755
	Assurant Inc.	14,724	1,521
	Franklin Resources Inc.	68,407	1,435
	Zions Bancorp NA	40,440	1,375
	Comerica Inc.	34,319	1,308
	People’s United Financial Inc.	104,826	1,213
	Invesco Ltd.	92,883	999
	Unum Group	50,536	838
			639,821
Health Care (14.6%)
	Johnson & Johnson	652,247	91,726
	UnitedHealth Group Inc.	234,793	69,252
	Merck & Co. Inc.	624,899	48,323
	Pfizer Inc.	1,375,248	44,971
	AbbVie Inc.	436,314	42,837
	Abbott Laboratories	437,899	40,037
	Thermo Fisher Scientific Inc.	97,775	35,428
	Amgen Inc.	145,634	34,349
	Eli Lilly and Co.	208,501	34,232
	Bristol-Myers Squibb Co.	560,176	32,938
	Medtronic plc	332,007	30,445
	Danaher Corp.	155,773	27,545
	Gilead Sciences Inc.	310,461	23,887
	CVS Health Corp.	323,594	21,024
*	Vertex Pharmaceuticals Inc.	64,188	18,634
	Becton Dickinson and Co.	72,999	17,466
	Cigna Corp.	91,350	17,142
*	Intuitive Surgical Inc.	28,870	16,451
	Anthem Inc.	62,418	16,415
	Zoetis Inc.	117,585	16,114
*	Regeneron Pharmaceuticals Inc.	24,972	15,574
	Stryker Corp.	79,805	14,380
*	Illumina Inc.	36,392	13,478
	Humana Inc.	32,731	12,691
*	Boston Scientific Corp.	353,684	12,418
	Baxter International Inc.	125,954	10,845
*	Biogen Inc.	40,400	10,809
*	Edwards Lifesciences Corp.	153,400	10,601
*	DexCom Inc.	22,850	9,263
*	Centene Corp.	143,376	9,112
*	IDEXX Laboratories Inc.	21,025	6,942
	ResMed Inc.	35,811	6,876
	Agilent Technologies Inc.	76,433	6,754
	HCA Healthcare Inc.	65,206	6,329
*	IQVIA Holdings Inc.	43,969	6,238
	McKesson Corp.	40,067	6,147
*	Alexion Pharmaceuticals Inc.	54,671	6,136
	Zimmer Biomet Holdings Inc.	51,198	6,111
	Cerner Corp.	75,341	5,165
*	Align Technology Inc.	17,745	4,870
*	Mettler-Toledo International Inc.	5,918	4,767
*	Incyte Corp.	44,669	4,644
	Teleflex Inc.	11,496	4,184
	West Pharmaceutical Services Inc.	18,215	4,138
*	Laboratory Corp. of America Holdings	24,072	3,999
	Cardinal Health Inc.	72,321	3,774
	Quest Diagnostics Inc.	33,067	3,768
	AmerisourceBergen Corp. Class A	36,779	3,706
*	Hologic Inc.	63,978	3,647
	Cooper Cos. Inc.	12,163	3,450
	STERIS plc	21,059	3,231
*	Waters Corp.	15,350	2,769
*	Varian Medical Systems Inc.	22,527	2,760
	PerkinElmer Inc.	27,624	2,710
*	ABIOMED Inc.	11,132	2,689
	Dentsply Sirona Inc.	54,378	2,396
*	Bio-Rad Laboratories Inc. Class A	5,277	2,383
*	Henry Schein Inc.	35,443	2,070
*	Mylan NV	127,618	2,052
	Perrigo Co. plc	33,651	1,860
	Universal Health Services Inc. Class B	19,170	1,781
*	DaVita Inc.	21,045	1,666
			928,399
Industrials (8.0%)
	Union Pacific Corp.	167,982	28,401
	Honeywell International Inc.	173,752	25,123
	Boeing Co.	132,731	24,330
	Raytheon Technologies Corp.	364,150	22,439
	Lockheed Martin Corp.	61,095	22,295
	3M Co.	142,397	22,212
	United Parcel Service Inc. Class B	174,304	19,379
	Caterpillar Inc.	133,995	16,950
	General Electric Co.	2,165,634	14,791
	CSX Corp.	189,470	13,214
	Illinois Tool Works Inc.	71,168	12,444
	Deere & Co.	77,456	12,172
	Northrop Grumman Corp.	38,381	11,800
	Norfolk Southern Corp.	63,414	11,134
	Waste Management Inc.	96,107	10,179
	Roper Technologies Inc.	25,840	10,033
	Emerson Electric Co.	147,927	9,176
	L3Harris Technologies Inc.	53,441	9,067
	Eaton Corp. plc	99,038	8,664
	General Dynamics Corp.	57,528	8,598
	FedEx Corp.	59,497	8,343
	IHS Markit Ltd.	98,754	7,456
	Verisk Analytics Inc. Class A	40,158	6,835
	PACCAR Inc.	85,564	6,404
	Cummins Inc.	36,518	6,327
	Johnson Controls International plc	184,186	6,288
	Rockwell Automation Inc.	28,675	6,108
	Fastenal Co.	141,784	6,074
	Parker-Hannifin Corp.	31,783	5,825
	Otis Worldwide Corp.	100,773	5,730
	Cintas Corp.	20,866	5,558
	TransDigm Group Inc.	12,451	5,504
	Stanley Black & Decker Inc.	38,163	5,319
	Trane Technologies plc	59,229	5,270
	Equifax Inc.	30,053	5,165
	AMETEK Inc.	56,789	5,075
	Fortive Corp.	73,380	4,965
	Southwest Airlines Co.	132,796	4,539
	Carrier Global Corp.	201,601	4,480
	Republic Services Inc. Class A	51,973	4,264
*	Copart Inc.	51,156	4,260
	Old Dominion Freight Line Inc.	23,372	3,964
	Delta Air Lines Inc.	140,606	3,944
	Kansas City Southern	23,547	3,515
	Dover Corp.	35,674	3,445
	WW Grainger Inc.	10,711	3,365
	Masco Corp.	65,373	3,282

76

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	Expeditors International of Washington Inc.	41,258	3,137
	IDEX Corp.	18,659	2,949
	Xylem Inc.	44,616	2,898
*	Teledyne Technologies Inc.	9,089	2,826
	Jacobs Engineering Group Inc.	32,262	2,736
*	United Rentals Inc.	17,864	2,662
	CH Robinson Worldwide Inc.	33,392	2,640
	Westinghouse Air Brake Technologies Corp.	44,658	2,571
	JB Hunt Transport Services Inc.	20,926	2,518
*	Ingersoll Rand Inc.	85,810	2,413
	Allegion plc	22,871	2,338
	Fortune Brands Home & Security Inc.	34,489	2,205
*	United Airlines Holdings Inc.	62,730	2,171
	Snap-on Inc.	13,418	1,859
	Textron Inc.	56,311	1,853
	Huntington Ingalls Industries Inc.	10,023	1,749
	American Airlines Group Inc.	123,070	1,609
	A O Smith Corp.	33,343	1,571
	Pentair plc	40,875	1,553
	Howmet Aerospace Inc.	94,653	1,500
	Robert Half International Inc.	28,288	1,494
	Rollins Inc.	34,838	1,477
	Quanta Services Inc.	33,970	1,333
	Nielsen Holdings plc	88,092	1,309
	Alaska Air Group Inc.	30,206	1,095
	Flowserve Corp.	32,062	914
			507,085
Information Technology (27.3%)
	Microsoft Corp.	1,877,438	382,077
	Apple Inc.	1,008,665	367,961
	Visa Inc. Class A	417,678	80,683
	Mastercard Inc. Class A	218,805	64,701
	Intel Corp.	1,048,190	62,713
	NVIDIA Corp.	152,288	57,856
*	Adobe Inc.	119,275	51,922
*	PayPal Holdings Inc.	290,685	50,646
	Cisco Systems Inc.	1,049,937	48,969
*	salesforce.com Inc.	223,058	41,785
	Accenture plc Class A	157,701	33,862
	Broadcom Inc.	98,977	31,238
	Texas Instruments Inc.	227,198	28,847
	Oracle Corp.	515,269	28,479
	International Business Machines Corp.	219,822	26,548
	QUALCOMM Inc.	278,495	25,401
	Fidelity National Information Services Inc.	152,955	20,510
*	ServiceNow Inc.	47,212	19,124
	Intuit Inc.	64,557	19,121
	Automatic Data Processing Inc.	106,400	15,842
*	Advanced Micro Devices Inc.	289,950	15,254
*	Micron Technology Inc.	275,350	14,186
	Applied Materials Inc.	226,890	13,715
*	Fiserv Inc.	139,221	13,591
*	Autodesk Inc.	54,264	12,979
	Global Payments Inc.	74,052	12,561
	Lam Research Corp.	35,939	11,625
	Analog Devices Inc.	91,202	11,185
	Cognizant Technology Solutions Corp. Class A	133,829	7,604
	KLA Corp.	38,385	7,465
*	Synopsys Inc.	37,325	7,278
	Amphenol Corp. Class A	73,241	7,017
	TE Connectivity Ltd.	81,663	6,660
*	Cadence Design Systems Inc.	69,103	6,631
	Microchip Technology Inc.	60,740	6,396
*	ANSYS Inc.	21,267	6,204
	HP Inc.	353,979	6,170
	Paychex Inc.	79,041	5,987
	Xilinx Inc.	60,192	5,922
	Motorola Solutions Inc.	42,108	5,901
	Skyworks Solutions Inc.	41,301	5,281
*	FleetCor Technologies Inc.	20,749	5,219
*	VeriSign Inc.	25,166	5,205
	Corning Inc.	187,915	4,867
*	Keysight Technologies Inc.	46,356	4,672
*	Fortinet Inc.	33,218	4,560
*	Akamai Technologies Inc.	40,188	4,304
	Citrix Systems Inc.	28,738	4,251
	CDW Corp.	35,239	4,094
	Maxim Integrated Products Inc.	66,029	4,002
*	Paycom Software Inc.	11,951	3,702
	Broadridge Financial Solutions Inc.	28,449	3,590
	Jack Henry & Associates Inc.	18,942	3,486
*	Tyler Technologies Inc.	9,855	3,418
*	Zebra Technologies Corp.	13,154	3,367
	Western Digital Corp.	74,263	3,279
*	Qorvo Inc.	28,437	3,143
	Leidos Holdings Inc.	33,093	3,100
	Hewlett Packard Enterprise Co.	317,518	3,089
*	Arista Networks Inc.	13,315	2,797
	Seagate Technology plc	55,974	2,710
*	Gartner Inc.	22,035	2,673
	NortonLifeLock Inc.	134,394	2,665
	NetApp Inc.	54,872	2,435
	Western Union Co.	102,022	2,206
*	F5 Networks Inc.	15,032	2,097
	Juniper Networks Inc.	82,017	1,875
*	IPG Photonics Corp.	8,798	1,411
	FLIR Systems Inc.	32,295	1,310
	DXC Technology Co.	62,568	1,032
	Xerox Holdings Corp.	45,469	695
			1,743,151
Materials (2.5%)
	Linde plc	130,010	27,576
	Air Products & Chemicals Inc.	54,661	13,198
	Newmont Corp.	198,662	12,265
	Ecolab Inc.	61,217	12,179
	Sherwin-Williams Co.	20,004	11,559
	DuPont de Nemours Inc.	181,669	9,652
	Dow Inc.	183,403	7,476
	PPG Industries Inc.	58,396	6,194
	Ball Corp.	80,708	5,608
	Corteva Inc.	185,258	4,963
	LyondellBasell Industries NV	63,626	4,182
	Freeport-McMoRan Inc.	359,643	4,161
	Amcor plc	389,916	3,981
	Vulcan Materials Co.	32,798	3,800
	International Paper Co.	97,390	3,429
^	International Flavors & Fragrances Inc.	26,480	3,243
	FMC Corp.	32,085	3,196
	Martin Marietta Materials Inc.	15,377	3,176
	Nucor Corp.	74,692	3,093
	Celanese Corp. Class A	29,332	2,533
	Avery Dennison Corp.	20,594	2,350
	Packaging Corp. of America	23,538	2,349
	Eastman Chemical Co.	33,727	2,349
	Albemarle Corp.	26,247	2,027
	Westrock Co.	64,041	1,810
	CF Industries Holdings Inc.	52,780	1,485
	Sealed Air Corp.	38,420	1,262
	Mosaic Co.	86,758	1,085
			160,181
Real Estate (2.8%)
	American Tower Corp.	109,748	28,374
	Crown Castle International Corp.	103,172	17,266
	Prologis Inc.	182,850	17,065
	Equinix Inc.	21,912	15,389
	Digital Realty Trust Inc.	66,424	9,440
	SBA Communications Corp. Class A	27,634	8,233
	Public Storage	37,211	7,140
	AvalonBay Communities Inc.	34,844	5,388
	Welltower Inc.	103,373	5,350
	Simon Property Group Inc.	75,716	5,178
	Equity Residential	86,606	5,094
	Alexandria Real Estate Equities Inc.	31,237	5,068
	Realty Income Corp.	85,030	5,059
	Weyerhaeuser Co.	184,789	4,150
*	CBRE Group Inc. Class A	83,010	3,754
	Essex Property Trust Inc.	16,203	3,713
	Healthpeak Properties Inc.	133,363	3,676
	Ventas Inc.	92,456	3,386
	Mid-America Apartment Communities Inc.	28,337	3,249
	Boston Properties Inc.	35,808	3,236
	Duke Realty Corp.	91,298	3,231
	Extra Space Storage Inc.	31,910	2,948
	UDR Inc.	73,122	2,733
	Regency Centers Corp.	41,873	1,922
	Host Hotels & Resorts Inc.	175,111	1,889
	Iron Mountain Inc.	71,065	1,855
	Vornado Realty Trust	39,416	1,506
	Federal Realty Investment Trust	17,361	1,479
	Apartment Investment and Management Co.	36,786	1,385
	Kimco Realty Corp.	106,764	1,371
	SL Green Realty Corp.	18,891	931
			180,458
Utilities (3.1%)
	NextEra Energy Inc.	121,174	29,102
	Dominion Energy Inc.	207,772	16,867
	Duke Energy Corp.	181,929	14,534
	Southern Co.	261,442	13,556
	American Electric Power Co. Inc.	122,692	9,771
	Exelon Corp.	241,241	8,755
	Sempra Energy	72,427	8,491
	Xcel Energy Inc.	129,962	8,123
	Eversource Energy	83,292	6,936
	WEC Energy Group Inc.	78,088	6,844

77

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	Public Service Enterprise Group Inc.	125,185	6,154
	Consolidated Edison Inc.	82,705	5,949
	American Water Works Co. Inc.	44,819	5,766
	FirstEnergy Corp.	134,105	5,201
	DTE Energy Co.	47,690	5,127
	Edison International	93,576	5,082
	PPL Corp.	190,383	4,919
	Entergy Corp.	49,560	4,649
	Ameren Corp.	61,137	4,302
	CMS Energy Corp.	70,883	4,141
	Evergy Inc.	56,142	3,329
	Atmos Energy Corp.	30,329	3,020
	Alliant Energy Corp.	61,855	2,959
	CenterPoint Energy Inc.	135,183	2,524
	AES Corp.	164,313	2,381
	NiSource Inc.	94,498	2,149
	Pinnacle West Capital Corp.	27,766	2,035
	NRG Energy Inc.	60,245	1,961
			194,627
Total Common Stocks (Cost $3,959,774)			6,346,862
Temporary Cash Investments (0.5%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund, 0.227%	290,296	29,029

		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill 0.100%–0.103%, 7/14/20	1,100	1,100
3	United States Cash Management Bill, 0.116%, 9/29/20	1,470	1,469
3	United States Treasury Bill, 0.087%, 9/24/20	1,000	1,000
			3,569
Total Temporary Cash Investments (Cost $32,599)			32,598
Total Investments (100.0%) (Cost $3,992,373)			6,379,460
Other Assets and Liabilities—Net (0.0%)			(410)
Net Assets (100%)			6,379,050

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,802,000.
[1]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[2]	Collateral of $2,994,000 was received for securities on loan.
[3]	Securities with a value of $2,680,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	204	31,520	110

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,963,343)	6,350,431
Affiliated Issuers (Cost $29,030)	29,029
Total Investments in Securities	6,379,460
Investment in Vanguard	285
Receivables for Investment Securities Sold	2
Receivables for Accrued Income	4,996
Receivables for Capital Shares Issued	1,891
Variation Margin Receivable—Futures Contracts	467
Total Assets	6,387,101
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	6
Collateral for Securities on Loan	2,994
Payables for Capital Shares Redeemed	4,571
Payables to Vanguard	459
Total Liabilities	8,051
Net Assets	6,379,050

At June 30, 2020, net assets consisted of:

Paid-in Capital	3,880,029
Total Distributable Earnings (Loss)	2,499,021
Net Assets	6,379,050

Net Assets
Applicable to 144,854,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,379,050
Net Asset Value Per Share	$44.04

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	60,864
Interest[1]	145
Securities Lending—Net	65
Total Income	61,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	459
Management and Administrative	3,456
Marketing and Distribution	302
Custodian Fees	20
Shareholders’ Reports	23
Trustees’ Fees and Expenses	2
Total Expenses	4,262
Net Investment Income	56,812
Realized Net Gain (Loss)
Investment Securities Sold[1]	65,770
Futures Contracts	1,399
Realized Net Gain (Loss)	67,169
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(328,386)
Futures Contracts	(486)
Change in Unrealized Appreciation (Depreciation)	(328,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,891)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $134,000, ($22,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,812	107,281
Realized Net Gain (Loss)	67,169	132,104
Change in Unrealized Appreciation (Depreciation)	(328,872)	1,295,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,891)	1,535,381
Distributions[1]
Total Distributions	(242,631)	(247,426)
Capital Share Transactions
Issued	691,075	584,985
Issued in Lieu of Cash Distributions	242,631	247,426
Redeemed	(565,152)	(596,018)
Net Increase (Decrease) from Capital Share Transactions	368,554	236,393
Total Increase (Decrease)	(78,968)	1,524,348
Net Assets
Beginning of Period	6,458,018	4,933,670
End of Period	6,379,050	6,458,018

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$47.70	$38.03	$41.17	$35.63	$33.25	$34.44
Investment Operations
Net Investment Income	.402 [1]	.805 [1]	.804 [1]	.699 [1]	.704	.759 [2]
Net Realized and Unrealized Gain (Loss) on Investments	(2.310)	10.791	(2.556)	6.734	3.055	(.338)
Total from Investment Operations	(1.908)	11.596	(1.752)	7.433	3.759	.421
Distributions
Dividends from Net Investment Income	(.806)	(.834)	(.703)	(.699)	(.759)	(.569)
Distributions from Realized Capital Gains	(.946)	(1.092)	(.685)	(1.194)	(.620)	(1.042)
Total Distributions	(1.752)	(1.926)	(1.388)	(1.893)	(1.379)	(1.611)
Net Asset Value, End of Period	$44.04	$47.70	$38.03	$41.17	$35.63	$33.25

Total Return	-3.17%	31.30%	-4.51%	21.66%	11.81%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,379	$6,458	$4,934	$5,178	$4,329	$3,985
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.87%	1.94%	1.85%	2.08%	2.31%[2]
Portfolio Turnover Rate	2%	4%	5%	5%	7%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.13 and 0.35%, respectively, resulting from a special dividend from Medtronic plc in January 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Index Portfolio

Notes to Financial Statements

The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties.

Equity Index Portfolio

The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $285,000, representing less than 0.01% of the portfolio’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Index Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,346,862	—	—	6,346,862
Temporary Cash Investments	29,029	3,569	—	32,598
Total	6,375,891	3,569	—	6,379,460
Derivative Financial Instruments
Assets
Futures Contracts[1]	467	—	—	467

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,992,373
Gross Unrealized Appreciation	2,955,412
Gross Unrealized Depreciation	(568,215)
Net Unrealized Appreciation (Depreciation)	2,387,197

E.  During the six months ended June 30, 2020, the portfolio purchased $340,439,000 of investment securities and sold $149,421,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	15,879	13,588
Issued in Lieu of Cash Distributions	6,753	6,019
Redeemed	(13,172)	(13,957)
Net Increase (Decrease) in Shares Outstanding	9,460	5,650

At June 30, 2020, two shareholders (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio) were each the record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 68%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Equity Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Equity Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Global Bond Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Global Bond Index Portfolio has no direct expenses but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Global Bond Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

●   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Bond Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,050.51	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.22	0.65

The calculations are based on the Global Bond Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Global Bond Index Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Global Bond Index Portfolio

Underlying Vanguard Funds

As of June 30, 2020

Vanguard Variable Insurance Funds Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0

The table reflects the portfolio’s investments, except for short-term investments.

Global Bond Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Bond Fund (69.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	22,742,532	287,693

International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,350,615	123,278
Total Investments (99.9%) (Cost $396,102)		410,971
Other Assets and Liabilities—Net (0.1%)		318
Net Assets (100%)		411,289

Cost is in $000.

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $396,102)	410,971
Receivables for Investment Securities Sold	419
Receivables for Accrued Income	98
Receivables for Capital Shares Issued	373
Total Assets	411,861
Liabilities
Due to Custodian	418
Payables for Investment Securities Purchased	98
Payables for Capital Shares Redeemed	56
Total Liabilities	572
Net Assets	411,289

At June 30, 2020, net assets consisted of:

Paid-in Capital	385,201
Total Distributable Earnings (Loss)	26,088
Net Assets	411,289

Net Assets
Applicable to 18,641,722 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	411,289
Net Asset Value Per Share	$22.06

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,447
Net Investment Income—Note B	7,447
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	4,323
Realized Net Gain (Loss)	4,323
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	6,431
Net Increase (Decrease) in Net Assets Resulting from Operations	18,201

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,447	5,652
Realized Net Gain (Loss)	4,323	1,481
Change in Unrealized Appreciation (Depreciation)	6,431	9,127
Net Increase (Decrease) in Net Assets Resulting from Operations	18,201	16,260
Distributions[1]
Total Distributions	(7,540)	(3,058)
Capital Share Transactions
Issued	223,514	90,552
Issued in Lieu of Cash Distributions	7,540	3,058
Redeemed	(62,481)	(37,595)
Net Increase (Decrease) from Capital Share Transactions	168,573	56,015
Total Increase (Decrease)	179,234	69,217
Net Assets
Beginning of Period	232,055	162,838
End of Period	411,289	232,055

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Financial Highlights

	Six Months			Sept. 7,
	Ended	Year Ended		2017[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.41	$20.07	$19.97	$20.00
Investment Operations
Net Investment Income[2]	.425	.571	.462	.164
Capital Gain Distributions Received[2]	—	—	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	.645	1.100	(.327)	(.194)
Total from Investment Operations	1.070	1.671	.155	(.030)
Distributions
Dividends from Net Investment Income	(.338)	(.306)	(.051)	—
Distributions from Realized Capital Gains	(.082)	(.025)	(.004)	—
Total Distributions	(.420)	(.331)	(.055)	—
Net Asset Value, End of Period	$22.06	$21.41	$20.07	$19.97

Total Return	5.05%	8.41%	0.78%	-0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$411	$232	$163	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	2.10%	2.73%	2.34%	2.59%[3]
Portfolio Turnover Rate	13%	12%	10%	8%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Bond Index Portfolio

Notes to Financial Statements

The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2017–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

Global Bond Index Portfolio

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	396,102
Gross Unrealized Appreciation	14,992
Gross Unrealized Depreciation	(123)
Net Unrealized Appreciation (Depreciation)	14,869

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	10,290	4,355
Issued in Lieu of Cash Distributions	351	150
Redeemed	(2,838)	(1,781)
Net Increase (Decrease) in Shares Outstanding	7,803	2,724

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 48% of the portfolio’s net assets. If the shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.

Global Bond Index Portfolio

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	12	NA1	NA1	—	—	1	—	—
Vanguard Total International Bond Index Fund	69,689	66,675	14,779	835	858	581	—	123,278
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	162,411	150,191	33,970	3,488	5,573	6,865	—	287,693
Total	232,112	216,866	48,749	4,323	6,431	7,447	—	410,971

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Global Bond Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the portfolio’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Global Bond Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Global Bond Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Total Bond Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,062.38	$0.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Total Bond Market Index Portfolio

Portfolio Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed	2.7%
Corporate Bonds	29.2
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	63.5

The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.0%)
U.S. Government Securities (40.0%)
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,235
United States Treasury Note/Bond	2.375%	4/15/21	1,306	1,329
United States Treasury Note/Bond	1.375%	4/30/21	650	656
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,485
United States Treasury Note/Bond	2.000%	5/31/21	1,752	1,781
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,347
United States Treasury Note/Bond	2.625%	6/15/21	3	3
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,126
United States Treasury Note/Bond	1.625%	6/30/21	7,852	7,965
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,618
United States Treasury Note/Bond	1.750%	7/31/21	9,417	9,577
United States Treasury Note/Bond	2.250%	7/31/21	5,675	5,802
United States Treasury Note/Bond	2.750%	8/15/21	20,235	20,817
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,595
United States Treasury Note/Bond	1.500%	8/31/21	10,140	10,297
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,966
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,819
United States Treasury Note/Bond	1.125%	9/30/21	2,317	2,344
United States Treasury Note/Bond	1.500%	9/30/21	2,125	2,160
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,818
United States Treasury Note/Bond	2.875%	10/15/21	9,746	10,084
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,721
United States Treasury Note/Bond	1.500%	10/31/21	18,666	18,996
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,528
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,278
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,763
United States Treasury Note/Bond	1.500%	11/30/21	3,253	3,314
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,659
United States Treasury Note/Bond	2.625%	12/15/21	1	1
United States Treasury Note/Bond	1.625%	12/31/21	15,600	15,941
United States Treasury Note/Bond	2.000%	12/31/21	6,670	6,852
United States Treasury Note/Bond	2.125%	12/31/21	928	955
United States Treasury Note/Bond	2.500%	1/15/22	7,601	7,873
United States Treasury Note/Bond	1.375%	1/31/22	4,868	4,961
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,434
United States Treasury Note/Bond	1.875%	1/31/22	8,835	9,072
United States Treasury Note/Bond	2.000%	2/15/22	135	139
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,274
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,495
United States Treasury Note/Bond	1.875%	2/28/22	9,990	10,272
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,305
United States Treasury Note/Bond	0.375%	3/31/22	11,505	11,546
United States Treasury Note/Bond	1.750%	3/31/22	9,889	10,161
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,370
United States Treasury Note/Bond	2.250%	4/15/22	10,050	10,424
United States Treasury Note/Bond	0.125%	4/30/22	2,938	2,936
United States Treasury Note/Bond	1.750%	4/30/22	4,977	5,121
United States Treasury Note/Bond	1.875%	4/30/22	4,927	5,080
United States Treasury Note/Bond	2.125%	5/15/22	221	229
United States Treasury Note/Bond	0.125%	5/31/22	560	560
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,269
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,867
United States Treasury Note/Bond	1.750%	6/15/22	6,281	6,476
United States Treasury Note/Bond	0.125%	6/30/22	1,884	1,883
United States Treasury Note/Bond	1.750%	6/30/22	5,500	5,674
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,440
United States Treasury Note/Bond	1.750%	7/15/22	16,792	17,333
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,646
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,255
United States Treasury Note/Bond	1.500%	8/15/22	10,098	10,385
United States Treasury Note/Bond	1.625%	8/15/22	2,169	2,236
United States Treasury Note/Bond	7.250%	8/15/22	875	1,006
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,871
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,646
United States Treasury Note/Bond	1.500%	9/15/22	778	801
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,772
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,358
United States Treasury Note/Bond	1.375%	10/15/22	11,286	11,596
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,779
United States Treasury Note/Bond	2.000%	10/31/22	7,947	8,285
United States Treasury Note/Bond	1.625%	11/15/22	21,235	21,968
United States Treasury Note/Bond	7.625%	11/15/22	40	47
United States Treasury Note/Bond	2.000%	11/30/22	20,733	21,647
United States Treasury Note/Bond	1.625%	12/15/22	7,625	7,898
United States Treasury Note/Bond	2.125%	12/31/22	12,951	13,582
United States Treasury Note/Bond	1.500%	1/15/23	7,705	7,965
United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,304
United States Treasury Note/Bond	2.000%	2/15/23	8,298	8,695
United States Treasury Note/Bond	7.125%	2/15/23	1,690	1,997
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,991
United States Treasury Note/Bond	0.500%	3/15/23	12,726	12,837
United States Treasury Note/Bond	1.500%	3/31/23	7,005	7,260
United States Treasury Note/Bond	2.500%	3/31/23	6,770	7,202
United States Treasury Note/Bond	0.250%	4/15/23	8,425	8,443
United States Treasury Note/Bond	1.625%	4/30/23	215	224
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,754
United States Treasury Note/Bond	0.125%	5/15/23	4,220	4,213
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,734
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,478
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,287
United States Treasury Note/Bond	0.250%	6/15/23	9,415	9,436
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,231
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,792
United States Treasury Note/Bond	1.250%	7/31/23	2,630	2,716
United States Treasury Note/Bond	2.750%	7/31/23	3,555	3,836
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,802
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,622
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,902
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,404
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,683
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,928
United States Treasury Note/Bond	2.875%	10/31/23	11,203	12,201
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,627
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,554
United States Treasury Note/Bond	2.875%	11/30/23	344	375
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,429
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,957
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,450
United States Treasury Note/Bond	2.500%	1/31/24	9,419	10,190
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,692
United States Treasury Note/Bond	2.125%	2/29/24	11,700	12,517
United States Treasury Note/Bond	2.375%	2/29/24	6,712	7,243
United States Treasury Note/Bond	2.125%	3/31/24	18,446	19,760
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,345
United States Treasury Note/Bond	2.250%	4/30/24	10,559	11,376
United States Treasury Note/Bond	2.000%	5/31/24	11,548	12,347
United States Treasury Note/Bond	1.750%	6/30/24	8,060	8,549
United States Treasury Note/Bond	2.000%	6/30/24	10,955	11,725
United States Treasury Note/Bond	1.750%	7/31/24	9,127	9,689
United States Treasury Note/Bond	2.125%	7/31/24	9,736	10,483

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.375%	8/15/24	11,564	12,578
	United States Treasury Note/Bond	1.250%	8/31/24	10,125	10,547
	United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,971
	United States Treasury Note/Bond	1.500%	9/30/24	785	827
	United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,663
	United States Treasury Note/Bond	1.500%	10/31/24	9,070	9,557
	United States Treasury Note/Bond	2.250%	10/31/24	5,980	6,495
	United States Treasury Note/Bond	2.250%	11/15/24	12,681	13,781
	United States Treasury Note/Bond	7.500%	11/15/24	25	33
	United States Treasury Note/Bond	1.500%	11/30/24	7,847	8,276
	United States Treasury Note/Bond	2.125%	11/30/24	10,055	10,879
	United States Treasury Note/Bond	1.750%	12/31/24	14,765	15,748
	United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,791
	United States Treasury Note/Bond	1.375%	1/31/25	4,905	5,152
	United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,984
	United States Treasury Note/Bond	2.000%	2/15/25	8,625	9,309
	United States Treasury Note/Bond	1.125%	2/28/25	330	343
	United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,801
	United States Treasury Note/Bond	0.500%	3/31/25	24,574	24,827
	United States Treasury Note/Bond	2.625%	3/31/25	1,961	2,178
	United States Treasury Note/Bond	0.375%	4/30/25	2,194	2,204
	United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,564
	United States Treasury Note/Bond	2.125%	5/15/25	12,735	13,863
	United States Treasury Note/Bond	0.250%	5/31/25	9,593	9,581
	United States Treasury Note/Bond	2.875%	5/31/25	6,350	7,150
	United States Treasury Note/Bond	0.250%	6/30/25	10,335	10,316
	United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,472
	United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,765
	United States Treasury Note/Bond	2.000%	8/15/25	14,581	15,829
	United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,780
	United States Treasury Note/Bond	2.750%	8/31/25	9,260	10,415
	United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,581
	United States Treasury Note/Bond	2.250%	11/15/25	10,421	11,481
	United States Treasury Note/Bond	2.875%	11/30/25	6,285	7,138
	United States Treasury Note/Bond	2.625%	12/31/25	9,165	10,298
	United States Treasury Note/Bond	1.625%	2/15/26	16,476	17,622
	United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,915
	United States Treasury Note/Bond	2.375%	4/30/26	4,780	5,328
	United States Treasury Note/Bond	1.625%	5/15/26	10,789	11,558
	United States Treasury Note/Bond	2.125%	5/31/26	6,595	7,261
	United States Treasury Note/Bond	1.875%	6/30/26	9,335	10,146
	United States Treasury Note/Bond	1.875%	7/31/26	8,066	8,773
	United States Treasury Note/Bond	1.500%	8/15/26	10,069	10,726
	United States Treasury Note/Bond	6.750%	8/15/26	630	872
	United States Treasury Note/Bond	1.625%	9/30/26	5,215	5,599
	United States Treasury Note/Bond	1.625%	10/31/26	7,825	8,405
	United States Treasury Note/Bond	2.000%	11/15/26	19,605	21,523
	United States Treasury Note/Bond	6.500%	11/15/26	765	1,057
	United States Treasury Note/Bond	1.625%	11/30/26	7,070	7,597
	United States Treasury Note/Bond	1.750%	12/31/26	9,983	10,811
	United States Treasury Note/Bond	1.500%	1/31/27	1,335	1,425
	United States Treasury Note/Bond	2.250%	2/15/27	6,372	7,115
	United States Treasury Note/Bond	6.625%	2/15/27	65	91
	United States Treasury Note/Bond	1.125%	2/28/27	16,798	17,519
	United States Treasury Note/Bond	0.625%	3/31/27	15,969	16,123
	United States Treasury Note/Bond	0.500%	4/30/27	910	911
	United States Treasury Note/Bond	2.375%	5/15/27	8,832	9,964
	United States Treasury Note/Bond	0.500%	5/31/27	10,505	10,511
	United States Treasury Note/Bond	0.500%	6/30/27	7,780	7,784
	United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,782
	United States Treasury Note/Bond	6.375%	8/15/27	185	261
	United States Treasury Note/Bond	2.250%	11/15/27	11,502	12,950
	United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,590
	United States Treasury Note/Bond	2.750%	2/15/28	7,480	8,724
	United States Treasury Note/Bond	2.875%	5/15/28	12,080	14,250
	United States Treasury Note/Bond	2.875%	8/15/28	13,082	15,486
	United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,825
	United States Treasury Note/Bond	3.125%	11/15/28	11,328	13,689
	United States Treasury Note/Bond	5.250%	11/15/28	1,655	2,289
	United States Treasury Note/Bond	2.375%	5/15/29	11,878	13,704
	United States Treasury Note/Bond	1.625%	8/15/29	11,565	12,613
	United States Treasury Note/Bond	1.750%	11/15/29	8,091	8,930
	United States Treasury Note/Bond	1.500%	2/15/30	2,454	2,652
	United States Treasury Note/Bond	0.625%	5/15/30	20,291	20,228
	United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,617
	United States Treasury Note/Bond	5.375%	2/15/31	6,075	9,021
	United States Treasury Note/Bond	4.500%	2/15/36	2,447	3,745
	United States Treasury Note/Bond	4.750%	2/15/37	1,600	2,551
	United States Treasury Note/Bond	5.000%	5/15/37	1,250	2,049
	United States Treasury Note/Bond	4.375%	2/15/38	200	311
	United States Treasury Note/Bond	4.500%	5/15/38	1,559	2,458
	United States Treasury Note/Bond	3.500%	2/15/39	2,470	3,493
	United States Treasury Note/Bond	4.250%	5/15/39	2,247	3,470
	United States Treasury Note/Bond	4.500%	8/15/39	2,516	4,004
	United States Treasury Note/Bond	4.375%	11/15/39	2,742	4,309
	United States Treasury Note/Bond	4.625%	2/15/40	3,750	6,080
	United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,898
	United States Treasury Note/Bond	3.875%	8/15/40	2,715	4,044
	United States Treasury Note/Bond	4.250%	11/15/40	3,295	5,145
	United States Treasury Note/Bond	4.750%	2/15/41	3,956	6,559
	United States Treasury Note/Bond	4.375%	5/15/41	1,550	2,464
	United States Treasury Note/Bond	3.750%	8/15/41	4,425	6,518
	United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,656
	United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,925
	United States Treasury Note/Bond	3.000%	5/15/42	2,720	3,621
	United States Treasury Note/Bond	2.750%	8/15/42	5,595	7,170
	United States Treasury Note/Bond	2.750%	11/15/42	5,746	7,357
	United States Treasury Note/Bond	3.125%	2/15/43	6,850	9,282
	United States Treasury Note/Bond	3.625%	8/15/43	7,405	10,811
	United States Treasury Note/Bond	3.625%	2/15/44	9,052	13,249
	United States Treasury Note/Bond	3.375%	5/15/44	9,024	12,758
	United States Treasury Note/Bond	3.125%	8/15/44	9,331	12,720
	United States Treasury Note/Bond	3.000%	11/15/44	8,262	11,057
	United States Treasury Note/Bond	2.500%	2/15/45	8,520	10,502
	United States Treasury Note/Bond	3.000%	5/15/45	7,577	10,167
	United States Treasury Note/Bond	2.875%	8/15/45	8,878	11,692
	United States Treasury Note/Bond	3.000%	11/15/45	4,974	6,701
	United States Treasury Note/Bond	2.500%	2/15/46	2,645	3,274
	United States Treasury Note/Bond	2.500%	5/15/46	8,981	11,135
	United States Treasury Note/Bond	2.250%	8/15/46	5,756	6,822
	United States Treasury Note/Bond	2.875%	11/15/46	12,500	16,614
	United States Treasury Note/Bond	3.000%	2/15/47	9,000	12,251
	United States Treasury Note/Bond	3.000%	5/15/47	7,293	9,934
	United States Treasury Note/Bond	2.750%	8/15/47	6,713	8,764
	United States Treasury Note/Bond	3.000%	2/15/48	8,479	11,599
	United States Treasury Note/Bond	3.125%	5/15/48	8,985	12,578
	United States Treasury Note/Bond	3.000%	8/15/48	9,510	13,067
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	7,341
	United States Treasury Note/Bond	3.000%	2/15/49	11,044	15,234
	United States Treasury Note/Bond	2.250%	8/15/49	5,029	6,044
	United States Treasury Note/Bond	2.375%	11/15/49	1,391	1,716
	United States Treasury Note/Bond	2.000%	2/15/50	18,710	21,408
	United States Treasury Note/Bond	1.250%	5/15/50	26,385	25,325
				1,840,345
Agency Bonds and Notes (1.2%)
[1]	AID-Iraq	2.149%	1/18/22	100	103
[1]	AID-Israel	5.500%	12/4/23	50	59
[1]	AID-Israel	5.500%	4/26/24	475	565
[1]	AID-Jordan	2.578%	6/30/22	200	209
[1]	AID-Jordan	3.000%	6/30/25	200	218
[1]	AID-Ukraine	1.471%	9/29/21	175	177
	Federal Farm Credit Banks	3.050%	11/15/21	100	104
	Federal Farm Credit Banks	1.600%	12/28/21	225	230
	Federal Farm Credit Banks	1.770%	6/26/23	150	157
	Federal Farm Credit Banks	3.500%	12/20/23	75	83
	Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	700	702
	Federal Home Loan Banks	5.625%	6/11/21	35	37
	Federal Home Loan Banks	1.875%	7/7/21	1,350	1,373
	Federal Home Loan Banks	1.125%	7/14/21	525	530
	Federal Home Loan Banks	3.000%	10/12/21	1,500	1,554

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Federal Home Loan Banks	1.625%	11/19/21	760	775
	Federal Home Loan Banks	1.875%	11/29/21	500	512
	Federal Home Loan Banks	1.625%	12/20/21	1,300	1,327
	Federal Home Loan Banks	0.250%	6/3/22	2,000	2,000
	Federal Home Loan Banks	2.125%	6/10/22	175	181
	Federal Home Loan Banks	2.000%	9/9/22	250	260
	Federal Home Loan Banks	1.375%	2/17/23	800	823
	Federal Home Loan Banks	2.125%	3/10/23	970	1,018
	Federal Home Loan Banks	2.500%	2/13/24	535	576
	Federal Home Loan Banks	1.500%	8/15/24	330	345
	Federal Home Loan Banks	0.500%	4/14/25	1,000	1,002
	Federal Home Loan Banks	3.250%	11/16/28	315	375
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,189
[2]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	1,010
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	826
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	600	600
[2]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	200	201
[2]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	601
[2]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	536
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	1,998
[2]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,258
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	192
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,395
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	791
[2]	Federal National Mortgage Assn.	1.250%	8/17/21	525	531
[2]	Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,218
[2]	Federal National Mortgage Assn.	2.000%	1/5/22	500	513
[2]	Federal National Mortgage Assn.	2.625%	1/11/22	216	224
[2]	Federal National Mortgage Assn.	2.250%	4/12/22	476	493
[2]	Federal National Mortgage Assn.	1.375%	9/6/22	350	359
[2]	Federal National Mortgage Assn.	2.000%	10/5/22	850	884
[2]	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,523
[2]	Federal National Mortgage Assn.	0.250%	5/22/23	1,200	1,199
[2]	Federal National Mortgage Assn.	2.875%	9/12/23	400	433
[2]	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,050
[2]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,083
[2]	Federal National Mortgage Assn.	2.625%	9/6/24	160	175
[2]	Federal National Mortgage Assn.	1.625%	10/15/24	970	1,020
[2]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,369
[2]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	1,008
[2]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	1,002
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	575	627
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	500	538
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	175	254
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,441
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	300	475
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	300	465
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	275	443
	Private Export Funding Corp.	4.300%	12/15/21	100	106
	Private Export Funding Corp.	2.800%	5/15/22	125	130
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,113
	Private Export Funding Corp.	3.550%	1/15/24	100	110
	Private Export Funding Corp.	2.450%	7/15/24	100	107
	Private Export Funding Corp.	1.750%	11/15/24	75	78
	Private Export Funding Corp.	3.250%	6/15/25	50	56
	Tennessee Valley Authority	1.875%	8/15/22	175	181
	Tennessee Valley Authority	2.875%	9/15/24	191	210
	Tennessee Valley Authority	0.750%	5/15/25	200	203
	Tennessee Valley Authority	6.750%	11/1/25	134	177
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,549
	Tennessee Valley Authority	4.650%	6/15/35	175	242
	Tennessee Valley Authority	5.880%	4/1/36	250	389
	Tennessee Valley Authority	5.500%	6/15/38	100	153
	Tennessee Valley Authority	5.250%	9/15/39	412	622
	Tennessee Valley Authority	4.875%	1/15/48	100	154
	Tennessee Valley Authority	5.375%	4/1/56	50	87
	Tennessee Valley Authority	4.625%	9/15/60	180	286
	Tennessee Valley Authority	4.250%	9/15/65	200	304
					53,476
Conventional Mortgage-Backed Securities (21.8%)
[2,3]	Fannie Mae Pool	2.000%	11/1/23–11/1/34	2,336	2,411
[2,3]	Fannie Mae Pool	2.500%	1/1/27–7/1/50	41,120	43,031
[2,3]	Fannie Mae Pool	3.000%	11/1/25–7/1/50	97,496	103,244
¤,2,3	Fannie Mae Pool	3.500%	10/1/20–3/1/50	92,537	98,641
¤,2,3	Fannie Mae Pool	4.000%	2/1/24–5/1/50	73,016	78,635
[2,3]	Fannie Mae Pool	4.500%	9/1/20–4/1/49	28,067	30,701
[2,3]	Fannie Mae Pool	5.000%	7/1/20–12/1/49	7,658	8,648
[2,3]	Fannie Mae Pool	5.500%	9/1/20–4/1/40	4,671	5,356
[2,3]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	2,993	3,527
[2,3]	Fannie Mae Pool	6.500%	12/1/23–10/1/39	823	961
[2,3]	Fannie Mae Pool	7.000%	6/1/23–11/1/37	226	266
[2,3]	Fannie Mae Pool	7.500%	11/1/22–2/1/32	24	28
[2,3]	Fannie Mae Pool	8.000%	6/1/22–11/1/30	12	15
[2,3]	Fannie Mae Pool	8.500%	7/1/22–4/1/31	4	5
[2,3]	Fannie Mae Pool	9.500%	2/1/25	1	1
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	599	621
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	11,820	12,420
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	43,720	46,317
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	53,062	56,592
[2,3]	Freddie Mac Gold Pool	4.000%	8/1/20–11/1/48	31,864	34,415
[2,3]	Freddie Mac Gold Pool	4.500%	8/1/20–10/1/48	14,943	16,394
[2,3]	Freddie Mac Gold Pool	5.000%	10/1/20–11/1/48	3,464	3,877
[2,3]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	2,372	2,687
[2,3]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,774	2,080
[2,3]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	524	608
[2,3]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	126	152
[2,3]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	11	12
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	13	14
[2,3]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	9	10
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5
[3]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,679	2,833
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	2,868	3,058
[3]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	3,094	3,328
[3]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	2,960	3,301
[3]	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,121	2,392

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,305	1,487
[3]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	919	1,043
[3]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	244	269
[3]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	53	67
[3]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	19	22
[3]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	18	20
[3]	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	1	2
[3]	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
¤,3	Ginnie Mae II Pool	2.500%	6/20/27–7/1/50	19,043	20,053
¤,3	Ginnie Mae II Pool	3.000%	2/20/27–7/1/50	77,249	82,131
¤,3	Ginnie Mae II Pool	3.500%	9/20/25–7/1/50	76,905	82,149
¤,3	Ginnie Mae II Pool	4.000%	9/20/25–7/1/50	40,074	43,035
[3]	Ginnie Mae II Pool	4.500%	2/20/39–4/20/49	18,132	19,797
[3]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	6,982	7,716
[3]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	989	1,148
[3]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	473	555
[3]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	176	210
[3]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	23	27
¤,2,3	UMBS Pool	2.000%	1/1/32–7/1/50	8,344	8,604
¤,2,3	UMBS Pool	2.500%	7/1/34–7/1/50	46,585	48,630
¤,2,3	UMBS Pool	3.000%	7/1/30–7/1/50	61,159	64,521
¤,2,3	UMBS Pool	3.500%	10/1/33–7/1/50	21,051	22,357
¤,2,3	UMBS Pool	4.000%	5/1/47–7/1/50	13,054	14,022
¤,2,3	UMBS Pool	4.500%	8/1/48–7/1/50	12,391	13,409
[2,3]	UMBS Pool	5.000%	3/1/49–3/1/50	4,938	5,426
					1,003,287
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae Pool	3.451%	4/1/41	24	25
[2,3]	Fannie Mae Pool	2.275%	7/1/43	115	119
[2,3]	Fannie Mae Pool	2.495%	9/1/43	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	44	45
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.792%	10/1/37	16	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	58	59
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	36	36
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	14	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.746%	8/1/39	23	24
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	41	44
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	6	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	17	18
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	1	1
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%	5/1/40	12	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	10	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	37	38
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	11	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.763%	1/1/42	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.966%	10/1/42	20	21
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	8	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	11	12
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	31	33
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	41	43
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	3	3
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	31	33
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	8	8
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	8	8
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	13	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	6	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	45	46
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.023%	3/1/42	16	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	21	23
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	15	16

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	10	10
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	14	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%	1/1/42	19	20
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	14	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.160%	9/1/40	29	30
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	5/1/41	15	16
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	9	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	13	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	15	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	24	26
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	11	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	13	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	17	18
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	10	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	8	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	9	10
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	3	3
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	24	25
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	7	8
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	10	10
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	13	14
[2,3,4]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	13	14
[2,3,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	13	14
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	3	3
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	8	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	15	16
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	16	17
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	1	1
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	4	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	9	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	9	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	8	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%	6/1/40	10	11
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.924%	5/1/40	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.609%	6/1/41	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	3	4
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	23	25
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	12	12
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	11	11
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	22	24
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%	6/1/40	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	14	15
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	13	13
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	1/1/41	2	3
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	16	17
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	2	3
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%	5/1/36	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.006%	11/1/34	19	20
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%	6/1/37	7	8
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	103	108
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/42	141	145
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	39	40
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	95	99

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	1	1
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	11	13
					2,002
Total U.S. Government and Agency Obligations (Cost $2,701,356)					2,899,110
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[3]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	40	40
[3]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	26
[3]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	18	18
[3]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	52
[3]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	281
[3]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	52
[3]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	230	234
[3]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	25	26
[3]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	429
[3]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	102
[3]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	375	377
[3]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	225	235
[3]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	250	267
[3]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	325	333
[3]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	100	103
[3]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	6	6
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	59	60
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	56	57
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	50	52
[3]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	75	77
[3]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	50	53
[3]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	75	83
[3]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	72	81
[3]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	28	31
[3]	BANK 2017 - BNK5	3.390%	6/15/60	150	167
[3]	BANK 2017 - BNK5	3.624%	6/15/60	100	110
[3]	BANK 2017 - BNK6	3.518%	7/15/60	404	453
[3]	BANK 2017 - BNK6	3.741%	7/15/60	404	450
[3]	BANK 2017 - BNK7	3.175%	9/15/60	100	110
[3]	BANK 2017 - BNK7	3.435%	9/15/60	75	84
[3]	BANK 2017 - BNK7	3.748%	9/15/60	75	82
[3]	BANK 2017 - BNK8	3.488%	11/15/50	150	169
[3]	BANK 2017 - BNK8	3.731%	11/15/50	25	27
[3]	BANK 2017 - BNK9	3.279%	11/15/54	150	164
[3]	BANK 2017 - BNK9	3.538%	11/15/54	150	169
[3]	BANK 2018 - BN10	3.641%	2/15/61	50	55
[3]	BANK 2018 - BN10	3.688%	2/15/61	250	284
[3]	BANK 2018 - BN10	3.898%	2/15/61	50	56
[3]	BANK 2018 - BN11	4.046%	3/15/61	100	116
[3]	BANK 2018 - BN12	4.255%	5/15/61	125	147
[3]	BANK 2018 - BN12	4.490%	5/15/61	50	58
[3]	BANK 2018 - BN13	3.953%	8/15/61	50	58
[3]	BANK 2018 - BN13	4.217%	8/15/61	25	29
[3]	BANK 2018 - BN14	4.128%	9/15/60	50	54
[3]	BANK 2018 - BN14	4.231%	9/15/60	100	118
[3]	BANK 2018 - BN14	4.481%	9/15/60	25	29
[3]	BANK 2018 - BN15	4.407%	11/15/61	110	131
[3]	BANK 2019 - BN16	4.005%	2/15/52	125	147
[3]	BANK 2019 - BN17	3.714%	4/15/52	100	116
[3]	BANK 2019 - BN17	3.976%	4/15/52	25	28
[3]	BANK 2019 - BN18	3.584%	5/15/62	375	432
[3]	BANK 2019 - BN18	3.826%	5/15/62	50	56
[3]	BANK 2019 - BN19	3.183%	8/15/61	275	308
[3]	BANK 2019 - BN20	3.011%	9/15/62	170	188
[3]	BANK 2019 - BN21	2.851%	10/17/52	375	411
[3]	BANK 2019 - BN21	3.093%	10/17/52	75	82
[3]	BANK 2019 - BN22	2.978%	11/15/62	290	321
[3]	BANK 2019 - BN23	2.920%	12/15/52	180	199
[3]	BANK 2019 - BN23	3.203%	12/15/52	75	80
[3]	BANK 2019 - BN24	2.960%	11/15/62	150	166
[3]	BANK 2019 - BN24	3.283%	11/15/62	75	82
[3]	BANK 2020 - BN25	2.649%	1/15/63	200	216
[3]	BANK 2020 - BN25	2.841%	1/15/63	65	69
[3]	BANK 2020 - BN26	2.403%	3/15/63	175	186
[3]	BANK 2020 - BN26	2.687%	3/15/63	55	57
[3]	BANK 2020 - BNK27	2.144%	4/15/63	150	155
[3]	BANK 2020 - BNK27	2.551%	4/15/63	50	52
[3]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	475	482
[3]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	408
[3]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	150	154
	Bank of Nova Scotia	1.875%	4/26/21	175	177
[3]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	367
[3]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	111
[3]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	148
[3]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	798
[3]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	275	301
[3]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	25	27
[3]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	150	166
[3]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	100	109
[3]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	100	108
[3]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	35	36
[3]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	50	52
[3]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	27	25
[3]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	100	113
[3]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	50	55
[3]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	125	131
[3]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	325	374
[3]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	150	170
[3]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	100	106
[3]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	225	261
[3]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	350	410
[3]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	75	85
[3]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	75	89
[3]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	50	54
[3]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	50	59
[3]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	25	29
[3]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	175	212
[3]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	125	149
[3]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	50	59
[3]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	80	92
[3]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	50	56
[3]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	275	314
[3]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	75	85
[3]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	280	308
[3]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	249
[3]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	230	254
[3]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	105	123
[3]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	125	134
[3]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	50	53
[3]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	100	108
[3]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	25	26
[3]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	100	104
[3]	Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	30	31
[3]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	68	68
[3]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	51

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	125	144
[3]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	140	152
[3]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	135	149
[3]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	60	65
[3]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	103
[3]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	35	37
[3]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	50	51
[3]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	15	15
[3]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	150	151
[3]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	250	251
[3]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	225	234
[3]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	125	128
[3]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	75	78
[3]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	33	33
[3]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	39	39
[3]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	51
[3]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	51	52
[3]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
[3]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	66	67
[3]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	52
[3]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	180	185
[3]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	25	26
[3]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	90	93
[3]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	15	16
[3]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	25	26
[3]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	159
[3]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	111
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	27
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	161
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	34
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	53
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	139
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	82
[3]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	88
[3]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	175	191
[3]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	350	368
[3]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	140
[3]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	162
[3]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	106
[3]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	271
[3]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	56
[3]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	325
[3]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	229
[3]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	200
[3]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	450	463
[3]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
[3]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	204
[3]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	205
[3]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	556
[3]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	486
[3]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	72	74
[3]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	104
[3]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	50	54
[3]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	75	81
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	18	19
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	50	54
[3]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	50	52
[3]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	100	108
[3]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	175	189
[3]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	225	239
[3]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	100	105
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1	1
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	175	188
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	84	87
[3]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	100	110
[3]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	100	111
[3]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	55	58
[3]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	125	136
[3]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	225	248
[3]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	75	80
[3]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	250	278
[3]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	50	55
[3]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	150	167
[3]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	50	55
[3]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	50	52
[3]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	275	319
[3]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	225	246

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	275	304
[3]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	110	119
[3]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	45	47
[3]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
[3]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
[3,5]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	79
[3]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	124	127
[3]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	22
[3]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	21	22
[3]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	43
[3]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	163
[3]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
[3]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	35	35
[3]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	48	50
[3]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	54
[3]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
[3]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
[3]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	68
[3]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	31	32
[3]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	75
[3]	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	90	96
[3]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
[3]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	83	86
[3]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
[3]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
[3]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	23	23
[3]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	61
[3]	COMM 2014-CCRE15 Mortgage Trust	4.844%	2/10/47	28	30
[3]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	39	41
[3]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
[3]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	20	20
[3]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	55
[3]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
[3]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	38	39
[3]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	191
[3]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
[3]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	54
[3]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	162	174
[3]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	163
[3]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	9	9
[3]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	55
[3]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	16	17
[3]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	58
[3]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
[3]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
[3]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	108
[3]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	136
[3]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	47
[3]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	136
[3]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	21	21
[3]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	113	117
[3]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	244
[3]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
[3]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	14	14
[3]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	162
[3]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	52
[3]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	73	76
[3]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	109
[3]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	53
[3]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	137
[3]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	248
[3]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	132
[3]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	138
[3]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	23	24
[3]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	134
[3]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	53
[3]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	167
[3]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	133
[3]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	125	146
[3]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	115	127
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	108
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	80
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	50
[3]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	163
[3]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	80
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	110
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	50	50
[3]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	53
[3]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	200	221
[3]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	221
[3]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	166
[3]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	150	167
[3]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	56
[3]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	275	314
[3]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	25	29
[3]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	261
[3]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	306
[3]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	82
[3]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	107
[3]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	111
[3]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	53
[3]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	226
[3]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	154
[3]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	240
[3]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	275	284
[3]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	40	40
[3]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	75	76
[3]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	50	50
[2,3]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	64	65
[2,3]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	136	139
[2,3]	Fannie Mae-Aces 2013-M12	2.492%	3/25/23	178	186
[2,3]	Fannie Mae-Aces 2013-M14	2.708%	4/25/23	54	56
[2,3]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	267	286
[2,3]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	1	1
[2,3]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	54	56
[2,3]	Fannie Mae-Aces 2014-M1	3.328%	7/25/23	329	351
[2,3]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	185	189
[2,3]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	191	205
[2,3]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	270	290
[2,3]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	127	137
[2,3]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	170	182
[2,3]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	133	135
[2,3]	Fannie Mae-Aces 2014-M7	3.370%	6/25/24	237	255
[2,3]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	155	168
[2,3]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	195	210
[2,3]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	321

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	112
[2,3]	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	242
[2,3]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	301
[2,3]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	175	188
[2,3]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	96	103
[2,3]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	118	122
[2,3]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	173	185
[2,3]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	73	75
[2,3]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	108
[2,3]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	270
[2,3]	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	250	272
[2,3]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	123	127
[2,3]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	99	108
[2,3]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	109
[2,3]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	216
[2,3]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	47	49
[2,3]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	79
[2,3]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	322
[2,3]	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	200	217
[2,3]	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	117
[2,3]	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	300	338
[2,3]	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	305
[2,3]	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	200	222
[2,3]	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	200	221
[2,3]	Fannie Mae-Aces 2017-M5	3.295%	4/25/29	75	86
[2,3]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	250	278
[2,3]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	575
[2,3]	Fannie Mae-Aces 2018-M10	3.497%	7/25/28	125	144
[2,3]	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	50	60
[2,3]	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	100	117
[2,3]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	250	277
[2,3]	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	476
[2,3]	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	165	187
[2,3]	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	112
[2,3]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	359
[2,3]	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	125	146
[2,3]	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	200	233
[2,3]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	375	414
[2,3]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	200	230
[2,3]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	263
[2,3]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	363
[2,3]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	950	1,053
[2,3]	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	150	157
[2,3]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	100	103
[2,3]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	125	137
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	233	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	127	129
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	316	325
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	147	151
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	350	360
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	225	232
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	325	338
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	325	340
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	475	502
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	325	346
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	104	106
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	325	346
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,215	1,299
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	125	128
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	340	364
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	150	156
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	325	347
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	288	311
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	400	432
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	325	353
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	42	43
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	400	437
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	33	34
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	225	247
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	65	68
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	275	302
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	275	302
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	32	33
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	31	32
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	150	165
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	89	92
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	175	192
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	175	194
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	71	74
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	175	195
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	225	250
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	125	138
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	200	223
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	125	139
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	75	83
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	200	218
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	150	163
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	100	110
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	475	544
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	300	340
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	433	493
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	150	170
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	500	569

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	125	143
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	200	228
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	75	86
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	100	115
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	100	116
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K073	3.350%	1/25/28	125	145
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K074	3.600%	1/25/28	225	264
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	150	177
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	350	419
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K078	3.854%	6/25/28	100	119
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K079	3.926%	6/25/28	25	30
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K080	3.736%	4/25/28	96	110
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K080	3.926%	7/25/28	175	210
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	100	120
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	75	90
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	275	328
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	225	273
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	96	107
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	3.771%	12/25/28	400	480
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	2.537%	10/25/29	350	391
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	275	329
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	25	30
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K090	3.422%	2/25/29	200	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	225	263
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	275	314
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	275	312
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	225	251
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	450	498
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	210	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K101	2.524%	10/25/29	370	413
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	300	338
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K104	2.253%	1/25/30	445	489
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K105	1.872%	3/25/53	95	102
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K106	2.069%	1/25/30	1,300	1,411
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K107	1.639%	1/25/30	100	105
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	150	156
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	425	444
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1504	3.459%	11/25/32	50	60
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.718%	1/25/31	75	90
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.794%	1/25/34	125	155
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	100	120
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	225	275
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	210	239
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1514	2.859%	10/25/34	225	259
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	100	116
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	100	121
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	200	246
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	75	92
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	75	94
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	2	2
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	177	177
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K715	2.856%	1/25/21	116	117
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	366	373
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	223	228
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	66	67
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	225	231
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K720	2.716%	6/25/22	150	155
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K723	2.454%	8/25/23	125	131
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K724	3.062%	11/25/23	100	107
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K725	2.946%	7/25/24	200	215
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K726	2.905%	4/25/24	194	208
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K728	3.064%	8/25/24	1,550	1,682
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K730	3.452%	9/25/24	23	24
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K730	3.590%	1/25/25	275	306
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	225	249
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	375	419
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K735	2.862%	5/25/26	500	553
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	400	438
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K738	1.545%	1/25/27	100	104
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.370%	7/25/25	175	191

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.505%	3/25/29	450	533
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	2.982%	5/25/29	400	458
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	200	220
[3]	FHMS Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	150	158
[3]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	128
[3]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	52
[3]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	32	32
[3]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	51
[3]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	26
[3]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	68	68
[3]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	130	130
[3]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	154
[3]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	53
[3]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	25	25
[3]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	150	150
[3]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	35	35
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	160	160
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	170	173
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	225	229
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	200	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates	1.477%	4/25/30	25	26
[3]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	21	21
[3]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	14	14
[3]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	25	25
[3]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	75	76
[3]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	50	51
[3]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	25	25
[3]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	10	10
[3]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	25	25
[3]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	87	88
[3]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	78
[3]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	90	92
[3]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	30	31
[3]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
[3]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	306
[3]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	133	135
[3]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	122	126
[3]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	95
[3]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
[3]	GS Mortgage Securities Trust 2013-GC13	4.187%	7/10/46	20	22
[3]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	94
[3]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
[3]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	19	19
[3]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	162
[3]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	54
[3]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	40	41
[3]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	54
[3]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	136
[3]	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	25	22
[3]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	67	69
[3]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	244
[3]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
[3]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
[3]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	161
[3]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	162
[3]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	131
[3]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	55
[3]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	131
[3]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	109
[3]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	81
[3]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	214
[3]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	83
[3]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	54
[3]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	168
[3]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	55
[3]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	168
[3]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	292
[3]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	77
[3]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	114
[3]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	50	54
[3]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	166
[3]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	275	303
[3]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	125	138
[3]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	125	137
[3]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	35	38
[3]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	50	53

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	27	28
[3]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	121	122
[3]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	77
[3]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	56	57
[3]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	52
[3]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	154
[3]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	31
[3]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	110	113
[3]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	20	21
[3]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	38	38
[3]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	39	39
[3]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	77
[3]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	10	10
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	154	159
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	109	112
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	166	169
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	51	53
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	39	40
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	100	108
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	208	216
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	75	84
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	250	267
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	100	112
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	75	81
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	400	450
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	33	34
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	100	108
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	300	350
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	200	224
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	25	27
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	39	41
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	26	27
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	25	26
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	100	107
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	30	32
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	6	7
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	65	70
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	35	37
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	127	138
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	25	26
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	30	32
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	50	51
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	95	103
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	24	25
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	25	27
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	175	190
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	85	93
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	11	11
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	75	79
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	200	217
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	175	190
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	50	52
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	100	103
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	59	63
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	125	134
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	50	52
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	7	7
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	55	57
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	100	109
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	121	127
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	100	111
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	53	56
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	57	63
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	121	127
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	125	137

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	82	91
[3]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	75	79
[3]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	75	81
[3]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	50	53
[3]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	75	83
[3]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	50	55
[3]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	225	264
[3]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	25	29
[3]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	175	193
[3]	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	50	52
[3]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	16	16
[3]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	50	51
[3]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	25	26
[3]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	50	50
[3]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	10	10
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	100	103
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	40	43
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.498%	8/15/46	20	20
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	68	70
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	14	14
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	100	103
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	47	47
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.921%	2/15/47	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	20	21
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	100	109
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	5	5
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.630%	10/15/47	50	53
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	45	47
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	75	81
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	46	48
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	200	213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	97	100
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	75	81
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	4	4
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	125	137
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	125	131
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	75	83
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	75	79
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	75	82
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	50	53
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	75	83
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	100	105
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	225	246
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	200	213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	250	271
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	150	167
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	100	111
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	125	135
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	150	168
[3]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	358
[3]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	76
[3]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	83
[3]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	108
[3]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	88
[3]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	214
[3]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	222
[3]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	167
[3]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	282
[3]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	28
[3]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	176
[3]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	200	223
[3]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	175	189

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	25	26
[3]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	50	51
[3]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	25	26
[3]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	34	34
[3]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	105
[3]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	73	74
[3]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	103
[3]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	129
[3]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	32
[3]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	150	154
[3]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	35	37
[3]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	50	51
[3]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	50	50
	Royal Bank of Canada	2.100%	10/14/20	800	804
	Royal Bank of Canada	2.300%	3/22/21	175	177
[3]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	4	4
[3]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	50	51
[3]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	6	6
[3]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	50	51
[3]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	283
[3]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	373	377
[3]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	150	155
[3]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	275	279
[3]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	275	294
[5]	Toronto-Dominion Bank	2.250%	3/15/21	250	253
[3]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	97	98
[3]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	71	72
[3]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	51
[3]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	106	107
[3]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
[3]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	135	138
[3]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	25	26
[3]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	10	10
[3]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	111
[3]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	55
[3]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	166
[3]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	54
[3]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	194
[3]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	79
[3]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	110
[3]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	168
[3]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	69
[3]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	110
[3]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	170
[3]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	112
[3]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	175	205
[3]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	145
[3]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	119
[3]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	27
[3]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	89
[3]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	269
[3]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	147
[3]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	170
[3]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	315
[3]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	84
[3]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	275	314
[3]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	112
[3]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	25	28
[3]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	125	135
[3]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	75	82
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	104	108
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	165	171
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	25	26
[3]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	62	64
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	75	79
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	48	49
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	125	134
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	75	79
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	117	122
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	75	80
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	50	52
[3]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	234	250
[3]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	175	191

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	31	33
[3]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	123	129
[3]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	175	190
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	28	29
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	276	296
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	50	51
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	50	53
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	75	83
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	75	82
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	9	9
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	47	48
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	50	54
[3]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	100	106
[3]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	50	55
[3]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	210	231
[3]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	150	159
[3]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	58	61
[3]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	125	138
[3]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	50	54
[3]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	75	80
[3]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	100	113
[3]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	100	104
[3]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	162	174
[3]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	192	215
[3]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	54	60
[3]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	175	196
[3]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	100	110
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	100	109
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	150	169
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	25	28
[3]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	250	279
[3]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	275	317
[3]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	50	57
[3]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	175	204
[3]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	200	233
[3]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	75	87
[3]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	150	178
[3]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	225	262
[3]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	125	143
[3]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	200	225
[3]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	270	295
[3]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	100	105
[3]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	200	222
[3]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	100	111
[3]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	165	178
[3]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	50	53
[3]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	169	173
[3]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	128
[3]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	103
[3]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
[3]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	125
[3]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	94	98
[3]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	39	40
[3]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	18	19
[3]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	76	79
[3]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	15	15
[3]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	150	158
[3]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	75	77
[3]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	14	14
[3]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	107
[3]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	20	21
[3]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	20	21
[3]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	30	33
[3]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	50	54
[3]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	17	18
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	25	27
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	25	26
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	19	20
[3]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	21	21

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	50	55
[3]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	20	20
[3]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	25	27
[3]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	25	27
[3]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	75	81
[3]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	150	163
[3]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	66	69
[3]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	50	54
[3]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	38	39
[3]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	65	70
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	44	46
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	140	151
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	60	64
[3]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	150	151
[3]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	200	203
[3]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	125	128
[3]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	90	91
[3]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	50	50
[3]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	10	10
[3]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	50	51
[3]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,248)					121,907
Corporate Bonds (29.1%)
Finance (8.9%)
	Banking (6.3%)
	Ally Financial Inc.	4.125%	2/13/22	125	128
	Ally Financial Inc.	3.875%	5/21/24	150	155
	Ally Financial Inc.	5.125%	9/30/24	135	146
	Ally Financial Inc.	8.000%	11/1/31	400	523
	American Express Co.	3.700%	11/5/21	200	208
	American Express Co.	2.750%	5/20/22	300	311
	American Express Co.	2.500%	8/1/22	500	518
	American Express Co.	2.650%	12/2/22	225	235
	American Express Co.	3.400%	2/27/23	300	321
	American Express Co.	3.700%	8/3/23	325	354
	American Express Co.	3.400%	2/22/24	225	244
	American Express Co.	2.500%	7/30/24	215	228
	American Express Co.	3.000%	10/30/24	569	615
	American Express Co.	3.625%	12/5/24	241	266
	American Express Co.	4.200%	11/6/25	150	174
	American Express Co.	3.125%	5/20/26	250	276
	American Express Co.	4.050%	12/3/42	67	82
	American Express Credit Corp.	2.700%	3/3/22	300	310
	American Express Credit Corp.	3.300%	5/3/27	350	393
	Associated Bank NA	3.500%	8/13/21	50	51
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	257
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	207
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	210
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	286
	Banco Santander SA	3.848%	4/12/23	200	213
	Banco Santander SA	5.179%	11/19/25	250	280
	Banco Santander SA	4.250%	4/11/27	600	661
	Banco Santander SA	3.800%	2/23/28	200	215
	Banco Santander SA	4.379%	4/12/28	200	224
	Bancolombia SA	3.000%	1/29/25	200	196
[3]	Bank of America Corp.	2.369%	7/21/21	500	500
[3]	Bank of America Corp.	2.328%	10/1/21	350	351
	Bank of America Corp.	2.503%	10/21/22	1,100	1,126
	Bank of America Corp.	3.300%	1/11/23	600	639
[3]	Bank of America Corp.	3.124%	1/20/23	145	150
[3]	Bank of America Corp.	2.881%	4/24/23	1,000	1,035
[3]	Bank of America Corp.	2.816%	7/21/23	1,300	1,350
	Bank of America Corp.	4.100%	7/24/23	300	328
[3]	Bank of America Corp.	3.004%	12/20/23	1,846	1,936
[3]	Bank of America Corp.	3.550%	3/5/24	690	735
[3]	Bank of America Corp.	3.864%	7/23/24	125	136
	Bank of America Corp.	4.200%	8/26/24	650	721
	Bank of America Corp.	4.000%	1/22/25	755	833
	Bank of America Corp.	3.950%	4/21/25	500	554
[3]	Bank of America Corp.	3.093%	10/1/25	350	378
[3]	Bank of America Corp.	2.456%	10/22/25	300	315
[3]	Bank of America Corp.	3.366%	1/23/26	300	328
[3]	Bank of America Corp.	2.015%	2/13/26	1,000	1,034
	Bank of America Corp.	4.450%	3/3/26	475	546
	Bank of America Corp.	3.500%	4/19/26	320	360
	Bank of America Corp.	4.250%	10/22/26	725	831
[3]	Bank of America Corp.	3.559%	4/23/27	750	836
	Bank of America Corp.	3.248%	10/21/27	750	828
	Bank of America Corp.	4.183%	11/25/27	560	639
[3]	Bank of America Corp.	3.824%	1/20/28	425	480
[3]	Bank of America Corp.	3.705%	4/24/28	350	396
[3]	Bank of America Corp.	3.593%	7/21/28	800	899
[3]	Bank of America Corp.	3.419%	12/20/28	1,334	1,486
[3]	Bank of America Corp.	3.970%	3/5/29	225	257
[3]	Bank of America Corp.	4.271%	7/23/29	575	677
[3]	Bank of America Corp.	3.974%	2/7/30	150	175
[3]	Bank of America Corp.	3.194%	7/23/30	1,125	1,244
[3]	Bank of America Corp.	2.884%	10/22/30	300	325
[3]	Bank of America Corp.	2.496%	2/13/31	750	786
[3]	Bank of America Corp.	2.592%	4/29/31	2,000	2,115
	Bank of America Corp.	6.110%	1/29/37	335	476
[3]	Bank of America Corp.	4.244%	4/24/38	300	368
	Bank of America Corp.	7.750%	5/14/38	340	558
[3]	Bank of America Corp.	4.078%	4/23/40	550	671
[3]	Bank of America Corp.	2.676%	6/19/41	1,000	1,026
	Bank of America Corp.	5.875%	2/7/42	300	445
	Bank of America Corp.	5.000%	1/21/44	750	1,034
	Bank of America Corp.	4.875%	4/1/44	300	402
	Bank of America Corp.	4.750%	4/21/45	100	131
[3]	Bank of America Corp.	4.443%	1/20/48	100	129
[3]	Bank of America Corp.	4.330%	3/15/50	250	322
[3]	Bank of America Corp.	4.083%	3/20/51	1,000	1,250
	Bank of America NA	6.000%	10/15/36	250	356
	Bank of Montreal	3.100%	4/13/21	325	331
	Bank of Montreal	1.900%	8/27/21	325	331
	Bank of Montreal	2.900%	3/26/22	425	443
	Bank of Montreal	2.350%	9/11/22	46	48
	Bank of Montreal	2.550%	11/6/22	104	108
	Bank of Montreal	3.300%	2/5/24	300	326
	Bank of Montreal	2.500%	6/28/24	200	212
	Bank of Montreal	1.850%	5/1/25	457	472

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Bank of Montreal	4.338%	10/5/28	100	106
[3]	Bank of Montreal	3.803%	12/15/32	500	533
	Bank of New York Mellon Corp.	3.550%	9/23/21	100	104
	Bank of New York Mellon Corp.	2.600%	2/7/22	675	697
	Bank of New York Mellon Corp.	1.950%	8/23/22	250	258
	Bank of New York Mellon Corp.	2.950%	1/29/23	195	207
	Bank of New York Mellon Corp.	3.500%	4/28/23	225	243
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	225	234
	Bank of New York Mellon Corp.	3.450%	8/11/23	125	135
	Bank of New York Mellon Corp.	2.200%	8/16/23	225	235
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	164
	Bank of New York Mellon Corp.	2.100%	10/24/24	225	236
	Bank of New York Mellon Corp.	3.000%	2/24/25	547	601
	Bank of New York Mellon Corp.	2.800%	5/4/26	200	221
	Bank of New York Mellon Corp.	2.450%	8/17/26	125	136
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	170
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	150	170
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	219
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	112
	Bank of Nova Scotia	2.800%	7/21/21	420	431
	Bank of Nova Scotia	2.700%	3/7/22	250	259
	Bank of Nova Scotia	2.375%	1/18/23	50	52
	Bank of Nova Scotia	1.950%	2/1/23	875	901
	Bank of Nova Scotia	3.400%	2/11/24	200	217
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,963
	Bank of Nova Scotia	4.500%	12/16/25	300	338
	Bank of Nova Scotia	2.700%	8/3/26	100	109
	Barclays plc	3.200%	8/10/21	150	153
	Barclays plc	3.684%	1/10/23	100	103
[3]	Barclays plc	4.610%	2/15/23	200	210
[3]	Barclays plc	4.338%	5/16/24	1,000	1,077
	Barclays plc	3.650%	3/16/25	350	379
[3]	Barclays plc	3.932%	5/7/25	200	215
	Barclays plc	4.375%	1/12/26	300	337
[3]	Barclays plc	2.852%	5/7/26	300	315
	Barclays plc	5.200%	5/12/26	610	680
	Barclays plc	4.337%	1/10/28	200	223
	Barclays plc	4.836%	5/9/28	400	439
[3]	Barclays plc	4.972%	5/16/29	200	233
[3]	Barclays plc	5.088%	6/20/30	345	389
	Barclays plc	2.645%	6/24/31	200	200
	Barclays plc	5.250%	8/17/45	250	335
	Barclays plc	4.950%	1/10/47	200	260
	BBVA USA	2.875%	6/29/22	250	252
[3,5]	BNP Paribas SA	3.052%	1/13/31	50	53
	BPCE SA	2.750%	12/2/21	250	258
[5]	BPCE SA	3.000%	5/22/22	250	258
	BPCE SA	4.000%	4/15/24	325	359
	BPCE SA	3.375%	12/2/26	250	277
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	363
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	218
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	214
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	125
	Capital One Bank USA NA	3.375%	2/15/23	235	247
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	182
	Capital One Financial Corp.	3.200%	1/30/23	350	370
	Capital One Financial Corp.	3.500%	6/15/23	27	29
	Capital One Financial Corp.	3.900%	1/29/24	250	272
	Capital One Financial Corp.	3.750%	4/24/24	450	489
	Capital One Financial Corp.	3.300%	10/30/24	513	550
	Capital One Financial Corp.	4.200%	10/29/25	175	194
	Capital One Financial Corp.	3.750%	7/28/26	500	546
	Capital One Financial Corp.	3.750%	3/9/27	100	110
	Capital One Financial Corp.	3.650%	5/11/27	800	874
	Capital One Financial Corp.	3.800%	1/31/28	300	333
	Capital One NA	2.250%	9/13/21	175	178
	Citibank NA	3.400%	7/23/21	475	489
	Citigroup Inc.	2.350%	8/2/21	150	153
	Citigroup Inc.	2.900%	12/8/21	200	206
	Citigroup Inc.	4.500%	1/14/22	475	502
	Citigroup Inc.	2.750%	4/25/22	425	440
	Citigroup Inc.	2.700%	10/27/22	375	391
[3]	Citigroup Inc.	2.312%	11/4/22	300	306
	Citigroup Inc.	3.375%	3/1/23	150	158
	Citigroup Inc.	3.500%	5/15/23	675	721
[3]	Citigroup Inc.	2.876%	7/24/23	450	467
	Citigroup Inc.	3.875%	10/25/23	738	811
	Citigroup Inc.	4.000%	8/5/24	125	136
	Citigroup Inc.	3.875%	3/26/25	350	384
[3]	Citigroup Inc.	3.352%	4/24/25	1,500	1,620
	Citigroup Inc.	3.300%	4/27/25	125	137
	Citigroup Inc.	4.400%	6/10/25	1,796	2,007
	Citigroup Inc.	5.500%	9/13/25	75	89
	Citigroup Inc.	3.700%	1/12/26	275	307
	Citigroup Inc.	4.600%	3/9/26	275	314
	Citigroup Inc.	3.200%	10/21/26	1,025	1,122
	Citigroup Inc.	4.300%	11/20/26	75	86
	Citigroup Inc.	4.450%	9/29/27	1,150	1,311
[3]	Citigroup Inc.	3.887%	1/10/28	475	534
[3]	Citigroup Inc.	3.668%	7/24/28	900	1,002
	Citigroup Inc.	4.125%	7/25/28	100	113
[3]	Citigroup Inc.	3.520%	10/27/28	580	642
[3]	Citigroup Inc.	3.980%	3/20/30	475	544
[3]	Citigroup Inc.	2.976%	11/5/30	300	319
[3]	Citigroup Inc.	2.666%	1/29/31	500	519
[3]	Citigroup Inc.	2.572%	6/3/31	500	516
	Citigroup Inc.	6.625%	6/15/32	100	137
	Citigroup Inc.	6.125%	8/25/36	75	102
[3]	Citigroup Inc.	3.878%	1/24/39	225	262
	Citigroup Inc.	8.125%	7/15/39	562	972
[3]	Citigroup Inc.	5.316%	3/26/41	1,000	1,348
	Citigroup Inc.	5.875%	1/30/42	100	145
	Citigroup Inc.	5.300%	5/6/44	375	499
	Citigroup Inc.	4.650%	7/30/45	200	258
	Citigroup Inc.	4.750%	5/18/46	375	480
	Citigroup Inc.	4.650%	7/23/48	450	592
	Citizens Bank NA	3.250%	2/14/22	250	259
	Citizens Bank NA	2.650%	5/26/22	125	129
	Citizens Financial Group Inc.	4.300%	12/3/25	125	139
	Citizens Financial Group Inc.	2.850%	7/27/26	175	189
	Citizens Financial Group Inc.	2.500%	2/6/30	200	204
	Comerica Bank	4.000%	7/27/25	50	54
	Comerica Inc.	3.700%	7/31/23	200	216
	Commonwealth Bank of Australia	2.550%	3/15/21	175	178
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	500	519
[5]	Commonwealth Bank of Australia	3.350%	6/4/24	550	602
	Cooperatieve Rabobank UA	2.750%	1/10/22	250	259
	Cooperatieve Rabobank UA	3.875%	2/8/22	525	554
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	132
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	193
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	741
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	672
	Cooperatieve Rabobank UA	3.750%	7/21/26	225	247
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	140
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	360
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	473
	Credit Suisse AG	3.000%	10/29/21	600	620
	Credit Suisse AG	2.100%	11/12/21	250	255
	Credit Suisse AG	3.625%	9/9/24	575	634
[5]	Credit Suisse Group AG	3.574%	1/9/23	250	259
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	253
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	796
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	825	887
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	274
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	875	1,156
	Deutsche Bank AG	4.250%	10/14/21	600	615

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.300%	11/16/22	500	511
	Deutsche Bank AG	3.950%	2/27/23	300	312
	Deutsche Bank AG	3.700%	5/30/24	548	566
	Deutsche Bank AG	4.100%	1/13/26	100	106
	Discover Bank	3.200%	8/9/21	100	102
	Discover Bank	3.350%	2/6/23	150	159
	Discover Bank	4.200%	8/8/23	300	328
	Discover Bank	2.450%	9/12/24	150	157
	Discover Bank	3.450%	7/27/26	100	108
	Discover Bank	4.650%	9/13/28	250	287
	Discover Bank	2.700%	2/6/30	100	100
	Discover Financial Services	3.850%	11/21/22	200	212
	Discover Financial Services	3.950%	11/6/24	450	489
	Discover Financial Services	3.750%	3/4/25	183	197
	Discover Financial Services	4.500%	1/30/26	200	224
	Fifth Third Bancorp	3.500%	3/15/22	125	131
	Fifth Third Bancorp	4.300%	1/16/24	275	303
	Fifth Third Bancorp	3.650%	1/25/24	150	163
	Fifth Third Bancorp	2.375%	1/28/25	349	368
	Fifth Third Bancorp	2.550%	5/5/27	100	107
	Fifth Third Bancorp	3.950%	3/14/28	75	88
	Fifth Third Bancorp	8.250%	3/1/38	200	323
	Fifth Third Bank	3.350%	7/26/21	200	205
	Fifth Third Bank	3.950%	7/28/25	200	231
	Fifth Third Bank	3.850%	3/15/26	200	224
	Fifth Third Bank	2.250%	2/1/27	250	265
	First Horizon National Corp.	3.500%	12/15/20	100	101
	First Republic Bank	2.500%	6/6/22	100	103
[3]	First Republic Bank	1.912%	2/12/24	250	256
	First Republic Bank	4.375%	8/1/46	75	88
	FirstMerit Bank NA	4.270%	11/25/26	150	170
	Goldman Sachs Capital I	6.345%	2/15/34	225	304
	Goldman Sachs Group Inc.	5.250%	7/27/21	450	472
	Goldman Sachs Group Inc.	2.350%	11/15/21	500	503
	Goldman Sachs Group Inc.	5.750%	1/24/22	675	728
	Goldman Sachs Group Inc.	3.000%	4/26/22	545	553
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	555	569
	Goldman Sachs Group Inc.	3.625%	1/22/23	400	428
	Goldman Sachs Group Inc.	3.200%	2/23/23	450	478
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	350	363
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	500	519
	Goldman Sachs Group Inc.	3.625%	2/20/24	300	326
	Goldman Sachs Group Inc.	4.000%	3/3/24	475	524
	Goldman Sachs Group Inc.	3.850%	7/8/24	586	646
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,452
	Goldman Sachs Group Inc.	3.500%	4/1/25	50	55
	Goldman Sachs Group Inc.	3.750%	5/22/25	825	913
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	550	591
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	226
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	223
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,372
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	501
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	395
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	625	699
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	450	508
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	475	552
	Goldman Sachs Group Inc.	3.800%	3/15/30	550	625
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	69
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,413
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	405	471
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	500	607
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	1,011
	Goldman Sachs Group Inc.	4.800%	7/8/44	360	470
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	626
	Goldman Sachs Group Inc.	4.750%	10/21/45	150	195
	HSBC Bank USA NA	7.000%	1/15/39	250	372
	HSBC Holdings plc	2.650%	1/5/22	500	515
	HSBC Holdings plc	4.875%	1/14/22	160	170
	HSBC Holdings plc	4.000%	3/30/22	290	306
[3]	HSBC Holdings plc	3.262%	3/13/23	560	579
	HSBC Holdings plc	3.600%	5/25/23	200	215
[3]	HSBC Holdings plc	3.033%	11/22/23	200	208
	HSBC Holdings plc	4.250%	3/14/24	250	269
[3]	HSBC Holdings plc	3.950%	5/18/24	1,500	1,612
[3]	HSBC Holdings plc	3.803%	3/11/25	1,075	1,161
	HSBC Holdings plc	4.250%	8/18/25	150	163
[3]	HSBC Holdings plc	2.633%	11/7/25	200	207
	HSBC Holdings plc	4.300%	3/8/26	1,100	1,242
	HSBC Holdings plc	3.900%	5/25/26	450	497
[3]	HSBC Holdings plc	2.099%	6/4/26	1,500	1,521
[3]	HSBC Holdings plc	4.292%	9/12/26	500	554
	HSBC Holdings plc	4.375%	11/23/26	350	390
[3]	HSBC Holdings plc	4.041%	3/13/28	400	440
[3]	HSBC Holdings plc	4.583%	6/19/29	400	460
	HSBC Holdings plc	4.950%	3/31/30	50	60
[3]	HSBC Holdings plc	3.973%	5/22/30	570	632
	HSBC Holdings plc	7.625%	5/17/32	100	139
	HSBC Holdings plc	7.350%	11/27/32	100	136
	HSBC Holdings plc	6.500%	5/2/36	600	801
	HSBC Holdings plc	6.500%	9/15/37	50	68
	HSBC Holdings plc	6.800%	6/1/38	200	279
	HSBC Holdings plc	5.250%	3/14/44	750	949
	HSBC USA Inc.	3.500%	6/23/24	150	165
	Huntington Bancshares Inc.	7.000%	12/15/20	25	26
	Huntington Bancshares Inc.	2.300%	1/14/22	200	205
	Huntington Bancshares Inc.	2.550%	2/4/30	250	258
	Huntington National Bank	2.500%	8/7/22	200	208
	Huntington National Bank	1.800%	2/3/23	275	283
	Huntington National Bank	3.550%	10/6/23	250	272
	ING Groep NV	3.150%	3/29/22	200	208
	ING Groep NV	4.100%	10/2/23	300	329
	ING Groep NV	3.550%	4/9/24	200	217
	ING Groep NV	3.950%	3/29/27	300	344
	ING Groep NV	4.550%	10/2/28	200	240
	ING Groep NV	4.050%	4/9/29	200	234
	JPMorgan Chase & Co.	2.295%	8/15/21	450	451
	JPMorgan Chase & Co.	4.350%	8/15/21	205	214
	JPMorgan Chase & Co.	4.500%	1/24/22	325	345
	JPMorgan Chase & Co.	3.250%	9/23/22	750	794
	JPMorgan Chase & Co.	2.972%	1/15/23	370	382
	JPMorgan Chase & Co.	3.200%	1/25/23	750	796
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	500	519
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	350	362
	JPMorgan Chase & Co.	3.375%	5/1/23	300	321
	JPMorgan Chase & Co.	2.700%	5/18/23	250	263
	JPMorgan Chase & Co.	3.875%	2/1/24	445	492
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	485	518
	JPMorgan Chase & Co.	3.625%	5/13/24	526	580
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	3,140	3,183
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	175	190
	JPMorgan Chase & Co.	3.875%	9/10/24	575	636
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	300	330
	JPMorgan Chase & Co.	3.125%	1/23/25	400	435
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	600	644
	JPMorgan Chase & Co.	3.900%	7/15/25	362	409
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	700	731
	JPMorgan Chase & Co.	3.300%	4/1/26	685	763
	JPMorgan Chase & Co.	3.200%	6/15/26	300	332
	JPMorgan Chase & Co.	2.950%	10/1/26	875	958
	JPMorgan Chase & Co.	4.125%	12/15/26	450	524
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	500	569
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,102
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	625	708
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	350	390
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	575	642
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	300	347
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	250	293
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	300	360
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	300	343
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,601
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,283
	JPMorgan Chase & Co.	6.400%	5/15/38	450	694

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	1,650	2,411
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	500	541
	JPMorgan Chase & Co.	5.600%	7/15/41	275	400
	JPMorgan Chase & Co.	5.400%	1/6/42	150	212
	JPMorgan Chase & Co.	5.625%	8/16/43	300	437
	JPMorgan Chase & Co.	4.950%	6/1/45	100	134
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	375	471
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	500	615
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,221
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	400	483
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	500	539
	KeyBank NA	2.300%	9/14/22	200	207
	KeyBank NA	3.375%	3/7/23	250	269
	KeyBank NA	3.300%	6/1/25	403	449
	KeyCorp	5.100%	3/24/21	25	26
	KeyCorp	4.150%	10/29/25	150	171
	KeyCorp	4.100%	4/30/28	600	689
	KeyCorp	2.550%	10/1/29	150	154
	Lloyds Banking Group plc	3.000%	1/11/22	300	309
[3]	Lloyds Banking Group plc	2.858%	3/17/23	250	258
	Lloyds Banking Group plc	4.050%	8/16/23	900	974
[3]	Lloyds Banking Group plc	2.907%	11/7/23	400	415
	Lloyds Banking Group plc	3.900%	3/12/24	200	218
	Lloyds Banking Group plc	4.450%	5/8/25	200	227
	Lloyds Banking Group plc	4.582%	12/10/25	700	774
	Lloyds Banking Group plc	4.650%	3/24/26	575	639
	Lloyds Banking Group plc	3.750%	1/11/27	200	220
	Lloyds Banking Group plc	4.375%	3/22/28	250	288
	Lloyds Banking Group plc	4.550%	8/16/28	200	233
[3]	Lloyds Banking Group plc	3.574%	11/7/28	200	217
	Lloyds Banking Group plc	5.300%	12/1/45	450	590
	Lloyds Banking Group plc	4.344%	1/9/48	275	320
	M&T Bank Corp.	3.550%	7/26/23	200	219
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	175
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	206
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	221	225
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,275	1,320
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	208
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	700
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	312
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	320
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	803
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	105
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	215
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	212
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	276
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	591
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	266
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	554
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	274
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	228
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	232
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	225
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	190
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	52
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	60
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	226
	Mizuho Financial Group Inc.	3.549%	3/5/23	200	214
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	300	310
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	200	216
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	375	393
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	100	104
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	274
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	368
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	400	461
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	500	539
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	100	105
	Morgan Stanley	5.500%	7/28/21	650	684
	Morgan Stanley	2.625%	11/17/21	500	514
	Morgan Stanley	2.750%	5/19/22	600	623
	Morgan Stanley	4.875%	11/1/22	425	462
	Morgan Stanley	3.125%	1/23/23	250	265
	Morgan Stanley	3.750%	2/25/23	675	728
[3]	Morgan Stanley	3.737%	4/24/24	750	808
	Morgan Stanley	3.875%	4/29/24	545	602
	Morgan Stanley	3.700%	10/23/24	650	721
	Morgan Stanley	4.000%	7/23/25	330	373
	Morgan Stanley	5.000%	11/24/25	650	764
	Morgan Stanley	3.875%	1/27/26	225	255
[3]	Morgan Stanley	2.188%	4/28/26	1,000	1,039
	Morgan Stanley	3.125%	7/27/26	700	770
	Morgan Stanley	6.250%	8/9/26	425	543
	Morgan Stanley	4.350%	9/8/26	400	460
	Morgan Stanley	3.625%	1/20/27	250	282
	Morgan Stanley	3.950%	4/23/27	325	364
[3]	Morgan Stanley	3.591%	7/22/28	935	1,052
[3]	Morgan Stanley	3.772%	1/24/29	575	655
[3]	Morgan Stanley	4.431%	1/23/30	550	653
[3]	Morgan Stanley	2.699%	1/22/31	1,750	1,858
[3]	Morgan Stanley	3.622%	4/1/31	600	686
	Morgan Stanley	7.250%	4/1/32	150	224
[3]	Morgan Stanley	3.971%	7/22/38	375	447
[3]	Morgan Stanley	4.457%	4/22/39	250	316
	Morgan Stanley	6.375%	7/24/42	600	943
	Morgan Stanley	4.300%	1/27/45	650	816
	Morgan Stanley	4.375%	1/22/47	175	227
	MUFG Americas Holdings Corp.	3.500%	6/18/22	475	494
	MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
	MUFG Union Bank NA	3.150%	4/1/22	1,200	1,251
	National Australia Bank Ltd.	1.875%	7/12/21	175	177
	National Australia Bank Ltd.	3.375%	9/20/21	250	259
	National Australia Bank Ltd.	3.700%	11/4/21	250	261
	National Australia Bank Ltd.	3.000%	1/20/23	250	265
	National Australia Bank Ltd.	3.625%	6/20/23	250	271
	National Australia Bank Ltd.	3.375%	1/14/26	100	112
	National Australia Bank Ltd.	2.500%	7/12/26	200	218
	National Bank of Canada	2.100%	2/1/23	200	205
	Northern Trust Corp.	3.375%	8/23/21	100	103
	Northern Trust Corp.	3.950%	10/30/25	150	173
	Northern Trust Corp.	3.650%	8/3/28	100	117
[3]	Northern Trust Corp.	3.375%	5/8/32	50	53
	People’s United Bank NA	4.000%	7/15/24	100	104
	People’s United Financial Inc.	3.650%	12/6/22	100	103
	PNC Bank NA	2.550%	12/9/21	100	103
	PNC Bank NA	2.625%	2/17/22	175	180
	PNC Bank NA	2.450%	7/28/22	100	104
	PNC Bank NA	2.700%	11/1/22	450	470
[3]	PNC Bank NA	2.028%	12/9/22	145	148
	PNC Bank NA	3.300%	10/30/24	705	773
	PNC Bank NA	2.950%	2/23/25	293	319
	PNC Bank NA	3.250%	6/1/25	169	187
	PNC Bank NA	3.100%	10/25/27	250	280
	PNC Bank NA	3.250%	1/22/28	150	169
	PNC Bank NA	4.050%	7/26/28	250	293
	PNC Bank NA	2.700%	10/22/29	150	160
	PNC Financial Services Group Inc.	3.500%	1/23/24	100	109
	PNC Financial Services Group Inc.	3.900%	4/29/24	125	138
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	503
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	577
	PNC Financial Services Group Inc.	2.550%	1/22/30	425	457
	PNC Funding Corp.	3.300%	3/8/22	340	355
[3]	Regions Bank	3.374%	8/13/21	150	150
	Regions Bank	6.450%	6/26/37	250	337
	Regions Financial Corp.	3.800%	8/14/23	200	217
	Regions Financial Corp.	2.250%	5/18/25	100	104
	Royal Bank of Canada	3.200%	4/30/21	700	716
	Royal Bank of Canada	2.750%	2/1/22	300	311
	Royal Bank of Canada	2.800%	4/29/22	300	312
	Royal Bank of Canada	1.950%	1/17/23	150	155
	Royal Bank of Canada	1.600%	4/17/23	800	820
	Royal Bank of Canada	3.700%	10/5/23	100	109
	Royal Bank of Canada	2.550%	7/16/24	200	212

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	2.250%	11/1/24	650	684
	Royal Bank of Canada	4.650%	1/27/26	250	291
	Royal Bank of Scotland Group plc	6.125%	12/15/22	100	109
[3]	Royal Bank of Scotland Group plc	3.498%	5/15/23	500	519
	Royal Bank of Scotland Group plc	6.100%	6/10/23	195	215
	Royal Bank of Scotland Group plc	3.875%	9/12/23	600	647
	Royal Bank of Scotland Group plc	6.000%	12/19/23	100	112
	Royal Bank of Scotland Group plc	5.125%	5/28/24	500	544
[3]	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	326
[3]	Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,178
[3]	Royal Bank of Scotland Group plc	5.076%	1/27/30	200	239
[3]	Royal Bank of Scotland Group plc	4.445%	5/8/30	700	806
	Santander Holdings USA Inc.	3.400%	1/18/23	115	119
	Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,211
	Santander Holdings USA Inc.	3.244%	10/5/26	900	936
	Santander Holdings USA Inc.	4.400%	7/13/27	250	269
	Santander UK Group Holdings plc	2.875%	8/5/21	225	230
	Santander UK Group Holdings plc	3.571%	1/10/23	200	207
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	200	219
	Santander UK plc	3.750%	11/15/21	200	208
	Santander UK plc	2.100%	1/13/23	325	336
	Santander UK plc	4.000%	3/13/24	200	220
	Santander UK plc	2.875%	6/18/24	200	213
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	304
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	750	761
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	260
[3]	State Street Corp.	2.653%	5/15/23	300	311
	State Street Corp.	3.100%	5/15/23	400	430
	State Street Corp.	3.700%	11/20/23	83	92
[3]	State Street Corp.	3.776%	12/3/24	200	220
	State Street Corp.	3.300%	12/16/24	227	252
	State Street Corp.	3.550%	8/18/25	225	256
[3]	State Street Corp.	2.354%	11/1/25	125	132
	State Street Corp.	2.650%	5/19/26	125	137
[3]	State Street Corp.	4.141%	12/3/29	200	240
	State Street Corp.	2.400%	1/24/30	150	160
[3]	State Street Corp.	3.031%	11/1/34	125	133
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	262
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	109
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	273
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	271
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	254
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	486
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	258
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	208
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	209
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	264
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	217
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	219
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	397
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	334
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	170
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	133
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	190
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	218
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	765
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	332
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	114
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	511
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	158
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	394
	SVB Financial Group	3.500%	1/29/25	100	106
	SVB Financial Group	3.125%	6/5/30	50	54
	Svenska Handelsbanken AB	2.450%	3/30/21	300	304
	Svenska Handelsbanken AB	1.875%	9/7/21	350	355
	Synchrony Bank	3.000%	6/15/22	100	102
	Synchrony Financial	2.850%	7/25/22	75	76
	Synchrony Financial	4.250%	8/15/24	250	262
	Synchrony Financial	4.500%	7/23/25	150	159
	Synchrony Financial	3.700%	8/4/26	125	128
	Synchrony Financial	3.950%	12/1/27	300	312
	Synovus Financial Corp.	3.125%	11/1/22	50	51
	Toronto-Dominion Bank	2.500%	12/14/20	100	101
	Toronto-Dominion Bank	2.125%	4/7/21	175	177
	Toronto-Dominion Bank	1.800%	7/13/21	150	152
	Toronto-Dominion Bank	1.900%	12/1/22	225	232
	Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,505
	Toronto-Dominion Bank	3.250%	3/11/24	400	435
	Toronto-Dominion Bank	1.150%	6/12/25	200	202
	Truist Bank	2.625%	1/15/22	250	258
	Truist Bank	2.800%	5/17/22	400	416
[3]	Truist Bank	3.502%	8/2/22	250	257
	Truist Bank	3.000%	2/2/23	75	79
	Truist Bank	1.250%	3/9/23	1,000	1,015
	Truist Bank	3.200%	4/1/24	500	542
[3]	Truist Bank	3.689%	8/2/24	250	271
	Truist Bank	2.150%	12/6/24	250	263
	Truist Bank	3.625%	9/16/25	500	556
	Truist Bank	3.300%	5/15/26	200	221
	Truist Financial Corp.	2.900%	3/3/21	75	76
	Truist Financial Corp.	3.200%	9/3/21	150	154
	Truist Financial Corp.	2.700%	1/27/22	125	129
	Truist Financial Corp.	2.750%	4/1/22	175	181
	Truist Financial Corp.	3.050%	6/20/22	500	523
	Truist Financial Corp.	3.750%	12/6/23	250	274
	Truist Financial Corp.	2.500%	8/1/24	75	80
	Truist Financial Corp.	2.850%	10/26/24	192	207
	Truist Financial Corp.	3.700%	6/5/25	175	198
	Truist Financial Corp.	1.200%	8/5/25	200	202
	Truist Financial Corp.	3.875%	3/19/29	200	226
	Truist Financial Corp.	1.950%	6/5/30	100	102
[5]	UBS AG	2.450%	12/1/20	200	201
[3,5]	UBS Group AG	3.126%	8/13/30	50	54
	US Bancorp	2.625%	1/24/22	200	206
	US Bancorp	3.000%	3/15/22	125	130
	US Bancorp	2.950%	7/15/22	400	420
	US Bancorp	3.700%	1/30/24	150	165
	US Bancorp	3.375%	2/5/24	500	546
	US Bancorp	2.400%	7/30/24	200	213
	US Bancorp	3.600%	9/11/24	50	55
	US Bancorp	3.950%	11/17/25	25	29
	US Bancorp	3.100%	4/27/26	300	333
	US Bancorp	2.375%	7/22/26	25	27
	US Bancorp	3.150%	4/27/27	275	308
	US Bancorp	3.900%	4/26/28	75	89
	US Bancorp	3.000%	7/30/29	240	261
	US Bank NA	1.800%	1/21/22	175	178
	US Bank NA	2.650%	5/23/22	250	260
	US Bank NA	1.950%	1/9/23	300	311
	US Bank NA	2.850%	1/23/23	250	264
	US Bank NA	3.400%	7/24/23	250	270
	US Bank NA	2.050%	1/21/25	175	185
	US Bank NA	2.800%	1/27/25	625	678
	Wachovia Corp.	6.605%	10/1/25	265	306
	Wells Fargo & Co.	2.550%	12/7/20	300	303
	Wells Fargo & Co.	2.100%	7/26/21	350	356
	Wells Fargo & Co.	3.500%	3/8/22	450	471
	Wells Fargo & Co.	2.625%	7/22/22	735	765
	Wells Fargo & Co.	3.069%	1/24/23	1,050	1,088
	Wells Fargo & Co.	3.450%	2/13/23	350	372
	Wells Fargo & Co.	3.750%	1/24/24	200	218
[3]	Wells Fargo & Co.	1.654%	6/2/24	500	507
	Wells Fargo & Co.	3.000%	2/19/25	425	457
[3]	Wells Fargo & Co.	2.406%	10/30/25	600	623
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,389
	Wells Fargo & Co.	4.100%	6/3/26	725	817
	Wells Fargo & Co.	3.000%	10/23/26	675	735
	Wells Fargo & Co.	4.300%	7/22/27	475	544
[3]	Wells Fargo & Co.	3.584%	5/22/28	500	555
	Wells Fargo & Co.	4.150%	1/24/29	200	236
[3]	Wells Fargo & Co.	2.879%	10/30/30	1,800	1,924
[3]	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,508

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	5.375%	2/7/35	200	271
[3]	Wells Fargo & Co.	3.068%	4/30/41	600	624
	Wells Fargo & Co.	5.375%	11/2/43	1,500	2,021
	Wells Fargo & Co.	5.606%	1/15/44	600	832
	Wells Fargo & Co.	4.650%	11/4/44	325	401
	Wells Fargo & Co.	3.900%	5/1/45	250	294
	Wells Fargo & Co.	4.900%	11/17/45	250	321
	Wells Fargo & Co.	4.400%	6/14/46	300	365
	Wells Fargo & Co.	4.750%	12/7/46	350	447
[3]	Wells Fargo & Co.	5.013%	4/4/51	1,750	2,417
[3]	Wells Fargo Bank NA	3.325%	7/23/21	250	251
	Wells Fargo Bank NA	3.625%	10/22/21	450	467
[3]	Wells Fargo Bank NA	2.082%	9/9/22	850	863
	Wells Fargo Bank NA	3.550%	8/14/23	750	811
	Wells Fargo Bank NA	5.950%	8/26/36	200	272
	Wells Fargo Bank NA	5.850%	2/1/37	300	413
	Wells Fargo Bank NA	6.600%	1/15/38	225	329
	Westpac Banking Corp.	2.000%	8/19/21	275	280
	Westpac Banking Corp.	2.500%	6/28/22	1,000	1,039
	Westpac Banking Corp.	2.750%	1/11/23	200	211
	Westpac Banking Corp.	2.000%	1/13/23	150	155
	Westpac Banking Corp.	3.650%	5/15/23	75	81
	Westpac Banking Corp.	3.300%	2/26/24	250	272
	Westpac Banking Corp.	2.350%	2/19/25	200	212
	Westpac Banking Corp.	2.850%	5/13/26	200	220
	Westpac Banking Corp.	2.700%	8/19/26	175	191
	Westpac Banking Corp.	3.350%	3/8/27	250	284
	Westpac Banking Corp.	2.650%	1/16/30	150	164
[3]	Westpac Banking Corp.	2.894%	2/4/30	425	431
[3]	Westpac Banking Corp.	4.322%	11/23/31	500	555
	Westpac Banking Corp.	4.110%	7/24/34	25	28
	Westpac Banking Corp.	4.421%	7/24/39	600	705
	Zions Bancorp NA	3.250%	10/29/29	250	246

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	100	108
	Affiliated Managers Group Inc.	3.500%	8/1/25	125	136
	Ameriprise Financial Inc.	3.000%	3/22/22	50	52
	Ameriprise Financial Inc.	4.000%	10/15/23	250	277
	Ameriprise Financial Inc.	3.700%	10/15/24	187	208
	Ameriprise Financial Inc.	3.000%	4/2/25	20	22
	Ameriprise Financial Inc.	2.875%	9/15/26	100	108
	BGC Partners Inc.	5.125%	5/27/21	50	51
	BGC Partners Inc.	3.750%	10/1/24	105	104
	BlackRock Inc.	3.375%	6/1/22	175	185
	BlackRock Inc.	3.500%	3/18/24	175	193
	BlackRock Inc.	3.200%	3/15/27	100	113
	BlackRock Inc.	3.250%	4/30/29	90	103
	BlackRock Inc.	2.400%	4/30/30	380	409
	BlackRock Inc.	1.900%	1/28/31	145	148
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	172
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	137
	Brookfield Finance Inc.	4.850%	3/29/29	150	176
	Brookfield Finance Inc.	4.350%	4/15/30	205	231
	Brookfield Finance Inc.	4.700%	9/20/47	185	213
	Brookfield Finance LLC	4.000%	4/1/24	175	189
	Brookfield Finance LLC	3.450%	4/15/50	125	120
	Cboe Global Markets Inc.	3.650%	1/12/27	110	123
	Charles Schwab Corp.	3.225%	9/1/22	300	315
	Charles Schwab Corp.	2.650%	1/25/23	100	105
	Charles Schwab Corp.	3.550%	2/1/24	400	438
	Charles Schwab Corp.	3.850%	5/21/25	25	28
	Charles Schwab Corp.	3.200%	3/2/27	250	280
	Charles Schwab Corp.	3.200%	1/25/28	100	112
	Charles Schwab Corp.	4.000%	2/1/29	125	147
	Charles Schwab Corp.	3.250%	5/22/29	100	112
	Charles Schwab Corp.	4.625%	3/22/30	50	62
	CME Group Inc.	3.000%	9/15/22	125	132
	CME Group Inc.	3.000%	3/15/25	214	236
	CME Group Inc.	5.300%	9/15/43	200	297
	E*TRADE Financial Corp.	3.800%	8/24/27	75	83
	E*TRADE Financial Corp.	4.500%	6/20/28	65	75
	Eaton Vance Corp.	3.625%	6/15/23	50	52
	Eaton Vance Corp.	3.500%	4/6/27	100	109
	Franklin Resources Inc.	2.800%	9/15/22	225	234
	Intercontinental Exchange Inc.	2.350%	9/15/22	100	104
	Intercontinental Exchange Inc.	4.000%	10/15/23	150	166
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	342
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	167
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	87
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	764
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	223
	Intercontinental Exchange Inc.	3.000%	6/15/50	285	297
	Invesco Finance plc	3.125%	11/30/22	175	185
	Invesco Finance plc	4.000%	1/30/24	450	488
	Invesco Finance plc	3.750%	1/15/26	170	186
	Invesco Finance plc	5.375%	11/30/43	75	88
	Janus Capital Group Inc.	4.875%	8/1/25	75	82
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	163
	Jefferies Group LLC	5.125%	1/20/23	100	109
	Jefferies Group LLC	4.850%	1/15/27	200	220
	Jefferies Group LLC	6.450%	6/8/27	50	59
	Jefferies Group LLC	6.250%	1/15/36	75	85
	Jefferies Group LLC	6.500%	1/20/43	75	88
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	325
	Lazard Group LLC	3.750%	2/13/25	50	53
	Lazard Group LLC	3.625%	3/1/27	100	105
	Lazard Group LLC	4.500%	9/19/28	100	112
	Legg Mason Inc.	4.750%	3/15/26	100	113
	Legg Mason Inc.	5.625%	1/15/44	120	150
	Nasdaq Inc.	4.250%	6/1/24	125	138
	Nasdaq Inc.	3.850%	6/30/26	100	113
	Nasdaq Inc.	3.250%	4/28/50	35	37
	Nomura Holdings Inc.	2.648%	1/16/25	170	177
	Nomura Holdings Inc.	3.103%	1/16/30	400	415
	Raymond James Financial Inc.	3.625%	9/15/26	75	83
	Raymond James Financial Inc.	4.650%	4/1/30	55	66
	Raymond James Financial Inc.	4.950%	7/15/46	210	257
	Stifel Financial Corp.	3.500%	12/1/20	50	50
	Stifel Financial Corp.	4.250%	7/18/24	150	160
	TD Ameritrade Holding Corp.	2.950%	4/1/22	125	130
	TD Ameritrade Holding Corp.	3.625%	4/1/25	384	429
	TD Ameritrade Holding Corp.	3.300%	4/1/27	125	140
	TD Ameritrade Holding Corp.	2.750%	10/1/29	50	55

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	200	202
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	71
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	125	125
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	100	99
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	175	176
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	122
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	150
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	186	175
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	262
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	120
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	265
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	271

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Air Lease Corp.	3.750%	2/1/22	300	303
	Air Lease Corp.	2.625%	7/1/22	100	99
	Air Lease Corp.	2.250%	1/15/23	100	98
	Air Lease Corp.	2.750%	1/15/23	100	99
	Air Lease Corp.	3.875%	7/3/23	100	101
	Air Lease Corp.	4.250%	2/1/24	200	206
	Air Lease Corp.	4.250%	9/15/24	75	77
	Air Lease Corp.	2.300%	2/1/25	200	190
	Air Lease Corp.	3.250%	3/1/25	150	150
	Air Lease Corp.	3.375%	7/1/25	250	250
	Air Lease Corp.	3.625%	4/1/27	75	73
	Air Lease Corp.	3.625%	12/1/27	100	99
	Air Lease Corp.	4.625%	10/1/28	100	102
	Air Lease Corp.	3.250%	10/1/29	100	94
	Air Lease Corp.	3.000%	2/1/30	225	208
	Aircastle Ltd.	4.400%	9/25/23	125	119
	Aircastle Ltd.	4.125%	5/1/24	400	373
	Aircastle Ltd.	4.250%	6/15/26	100	92
	Ares Capital Corp.	3.500%	2/10/23	250	251
	Ares Capital Corp.	4.200%	6/10/24	200	204
	Ares Capital Corp.	4.250%	3/1/25	105	109
	Ares Capital Corp.	3.250%	7/15/25	115	112
	FS KKR Capital Corp.	4.750%	5/15/22	25	25
	FS KKR Capital Corp.	4.625%	7/15/24	25	25
	FS KKR Capital Corp.	4.125%	2/1/25	100	97
	GATX Corp.	3.250%	3/30/25	125	128
	GATX Corp.	3.250%	9/15/26	50	52
	GATX Corp.	3.850%	3/30/27	175	186
	GATX Corp.	3.500%	3/15/28	100	103
	GATX Corp.	4.550%	11/7/28	150	165
	GATX Corp.	4.700%	4/1/29	75	85
	GATX Corp.	4.500%	3/30/45	50	52
[5]	GE Capital Funding LLC	3.450%	5/15/25	195	204
[5]	GE Capital Funding LLC	4.050%	5/15/27	400	421
[5]	GE Capital Funding LLC	4.400%	5/15/30	710	738
[5]	GE Capital Funding LLC	4.550%	5/15/32	200	206
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	374
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,184
	International Lease Finance Corp.	8.250%	12/15/20	200	203
	International Lease Finance Corp.	4.625%	4/15/21	89	90
	International Lease Finance Corp.	8.625%	1/15/22	315	337
	International Lease Finance Corp.	5.875%	8/15/22	160	166
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	39
	Owl Rock Capital Corp.	5.250%	4/15/24	25	26
	Owl Rock Capital Corp.	4.000%	3/30/25	47	46
	Owl Rock Capital Corp.	3.750%	7/22/25	180	175
	Prospect Capital Corp.	5.875%	3/15/23	40	40
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	49

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	50	73
	AEGON Funding Co. LLC	5.750%	12/15/20	81	83
[3]	Aegon NV	5.500%	4/11/48	200	210
	Aetna Inc.	2.750%	11/15/22	200	208
	Aetna Inc.	2.800%	6/15/23	125	132
	Aetna Inc.	3.500%	11/15/24	125	136
	Aetna Inc.	6.625%	6/15/36	130	182
	Aetna Inc.	6.750%	12/15/37	100	142
	Aetna Inc.	4.500%	5/15/42	75	89
	Aetna Inc.	4.125%	11/15/42	75	84
	Aetna Inc.	3.875%	8/15/47	300	335
	Aflac Inc.	3.625%	6/15/23	125	136
	Aflac Inc.	3.625%	11/15/24	125	141
	Aflac Inc.	3.250%	3/17/25	125	138
	Aflac Inc.	2.875%	10/15/26	75	82
	Aflac Inc.	3.600%	4/1/30	225	262
	Aflac Inc.	4.000%	10/15/46	50	57
	Aflac Inc.	4.750%	1/15/49	235	301
	Alleghany Corp.	3.625%	5/15/30	100	106
	Alleghany Corp.	4.900%	9/15/44	100	114
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	78
	Allstate Corp.	3.150%	6/15/23	100	107
	Allstate Corp.	5.550%	5/9/35	75	106
	Allstate Corp.	4.500%	6/15/43	125	160
	Allstate Corp.	4.200%	12/15/46	200	250
	Allstate Corp.	3.850%	8/10/49	100	122
[3]	Allstate Corp.	5.750%	8/15/53	75	77
[3]	Allstate Corp.	6.500%	5/15/67	100	120
	American Financial Group Inc.	3.500%	8/15/26	50	53
	American Financial Group Inc.	5.250%	4/2/30	150	177
	American Financial Group Inc.	4.500%	6/15/47	110	113
	American International Group Inc.	6.400%	12/15/20	385	395
	American International Group Inc.	3.300%	3/1/21	275	280
	American International Group Inc.	4.875%	6/1/22	250	269
	American International Group Inc.	4.125%	2/15/24	70	78
	American International Group Inc.	2.500%	6/30/25	156	165
	American International Group Inc.	3.750%	7/10/25	85	94
	American International Group Inc.	4.200%	4/1/28	200	227
	American International Group Inc.	4.250%	3/15/29	50	57
	American International Group Inc.	3.400%	6/30/30	240	258
	American International Group Inc.	3.875%	1/15/35	200	224
	American International Group Inc.	4.700%	7/10/35	75	91
	American International Group Inc.	6.250%	5/1/36	475	627
	American International Group Inc.	4.500%	7/16/44	500	580
	American International Group Inc.	4.750%	4/1/48	200	241
[3]	American International Group Inc.	5.750%	4/1/48	125	128
	American International Group Inc.	4.375%	6/30/50	230	263
	American International Group Inc.	4.375%	1/15/55	125	145
[3]	American International Group Inc.	8.175%	5/15/68	95	118
	Anthem Inc.	3.700%	8/15/21	125	128
	Anthem Inc.	3.125%	5/15/22	150	157
	Anthem Inc.	2.950%	12/1/22	150	158
	Anthem Inc.	3.300%	1/15/23	625	665
	Anthem Inc.	3.500%	8/15/24	475	519
	Anthem Inc.	3.350%	12/1/24	160	176
	Anthem Inc.	2.375%	1/15/25	100	106
	Anthem Inc.	3.650%	12/1/27	300	341
	Anthem Inc.	4.101%	3/1/28	400	467
	Anthem Inc.	2.875%	9/15/29	125	135
	Anthem Inc.	2.250%	5/15/30	105	108
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	102
	Anthem Inc.	6.375%	6/15/37	50	70
	Anthem Inc.	4.625%	5/15/42	175	219
	Anthem Inc.	4.650%	1/15/43	775	982
	Anthem Inc.	5.100%	1/15/44	100	133
	Anthem Inc.	4.375%	12/1/47	300	374
	Anthem Inc.	4.550%	3/1/48	155	197
	Anthem Inc.	4.850%	8/15/54	30	34
	Aon Corp.	8.205%	1/1/27	25	30
	Aon Corp.	4.500%	12/15/28	100	119
	Aon Corp.	3.750%	5/2/29	90	103
	Aon Corp.	2.800%	5/15/30	405	431
	Aon Corp.	6.250%	9/30/40	100	144
	Aon plc	3.500%	6/14/24	250	272
	Aon plc	3.875%	12/15/25	125	142
	Aon plc	4.600%	6/14/44	175	212
	Aon plc	4.750%	5/15/45	100	127
	Arch Capital Finance LLC	4.011%	12/15/26	100	113
	Arch Capital Finance LLC	5.031%	12/15/46	100	125
	Arch Capital Group Ltd.	7.350%	5/1/34	50	74
	Arch Capital Group US Inc.	5.144%	11/1/43	50	63
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	183
	Assurant Inc.	4.000%	3/15/23	50	53
	Assurant Inc.	4.200%	9/27/23	100	107
	Assurant Inc.	4.900%	3/27/28	100	109
	Assurant Inc.	6.750%	2/15/34	9	11
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	84
	Athene Holding Ltd.	4.125%	1/12/28	200	206

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Athene Holding Ltd.	6.150%	4/3/30	110	126
	AXA SA	8.600%	12/15/30	225	319
	AXIS Specialty Finance LLC	3.900%	7/15/29	50	54
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	50	46
	AXIS Specialty Finance plc	4.000%	12/6/27	550	583
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	157
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	207
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	255
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	388
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	886
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	295
	Berkshire Hathaway Inc.	2.200%	3/15/21	200	202
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	80
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	317
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	808
	Brighthouse Financial Inc.	3.700%	6/22/27	250	254
	Brighthouse Financial Inc.	4.700%	6/22/47	530	484
	Brown & Brown Inc.	4.200%	9/15/24	75	81
	Brown & Brown Inc.	4.500%	3/15/29	75	82
	Chubb Corp.	6.000%	5/11/37	125	179
	Chubb Corp.	6.500%	5/15/38	95	145
	Chubb INA Holdings Inc.	2.875%	11/3/22	475	499
	Chubb INA Holdings Inc.	2.700%	3/13/23	125	132
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	110
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	277
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	300
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	124
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	454
	Cigna Holding Co.	4.375%	12/15/20	45	45
	Cincinnati Financial Corp.	6.920%	5/15/28	100	131
	Cincinnati Financial Corp.	6.125%	11/1/34	75	105
	CNA Financial Corp.	5.750%	8/15/21	75	79
	CNA Financial Corp.	3.950%	5/15/24	150	163
	CNA Financial Corp.	4.500%	3/1/26	125	142
	CNA Financial Corp.	3.450%	8/15/27	100	105
	CNA Financial Corp.	3.900%	5/1/29	100	109
	Enstar Group Ltd.	4.500%	3/10/22	50	51
	Enstar Group Ltd.	4.950%	6/1/29	395	416
	Equitable Holdings Inc.	3.900%	4/20/23	100	107
	Equitable Holdings Inc.	7.000%	4/1/28	75	92
	Equitable Holdings Inc.	4.350%	4/20/28	680	757
	Equitable Holdings Inc.	5.000%	4/20/48	350	398
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	116
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	54
	Fidelity National Financial Inc.	3.400%	6/15/30	100	104
	First American Financial Corp.	4.600%	11/15/24	100	108
	Globe Life Inc.	3.800%	9/15/22	50	53
	Globe Life Inc.	4.550%	9/15/28	80	91
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	109
	Hartford Financial Services Group Inc.	2.800%	8/19/29	100	106
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	66
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	137
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	202
	Hartford Financial Services Group Inc.	3.600%	8/19/49	125	132
	Humana Inc.	2.900%	12/15/22	150	157
	Humana Inc.	3.850%	10/1/24	326	357
	Humana Inc.	3.950%	3/15/27	150	170
	Humana Inc.	4.875%	4/1/30	135	166
	Humana Inc.	4.625%	12/1/42	110	138
	Humana Inc.	4.950%	10/1/44	270	351
	Humana Inc.	3.950%	8/15/49	40	47
	Kemper Corp.	4.350%	2/15/25	40	43
	Lincoln National Corp.	4.200%	3/15/22	50	53
	Lincoln National Corp.	4.000%	9/1/23	50	54
	Lincoln National Corp.	3.350%	3/9/25	13	14
	Lincoln National Corp.	3.625%	12/12/26	75	83
	Lincoln National Corp.	3.800%	3/1/28	100	110
	Lincoln National Corp.	3.050%	1/15/30	350	368
	Lincoln National Corp.	6.300%	10/9/37	75	99
	Lincoln National Corp.	7.000%	6/15/40	160	225
	Loews Corp.	2.625%	5/15/23	75	79
	Loews Corp.	6.000%	2/1/35	50	68
	Loews Corp.	4.125%	5/15/43	350	382
	Manulife Financial Corp.	4.150%	3/4/26	175	205
[3]	Manulife Financial Corp.	4.061%	2/24/32	190	200
	Manulife Financial Corp.	5.375%	3/4/46	200	264
	Markel Corp.	4.900%	7/1/22	125	134
	Markel Corp.	3.500%	11/1/27	50	53
	Markel Corp.	3.350%	9/17/29	75	80
	Markel Corp.	4.300%	11/1/47	50	56
	Markel Corp.	5.000%	5/20/49	50	63
	Markel Corp.	4.150%	9/17/50	200	225
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	305
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	80
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	109
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	110
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	113
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	390
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	510	529
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	125
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	246
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	271
	Mercury General Corp.	4.400%	3/15/27	75	79
	MetLife Inc.	3.048%	12/15/22	225	238
	MetLife Inc.	3.600%	4/10/24	175	194
	MetLife Inc.	3.000%	3/1/25	250	273
	MetLife Inc.	3.600%	11/13/25	400	454
	MetLife Inc.	4.550%	3/23/30	500	620
	MetLife Inc.	6.500%	12/15/32	175	255
	MetLife Inc.	6.375%	6/15/34	100	150
[3]	MetLife Inc.	6.400%	12/15/36	210	250
	MetLife Inc.	5.875%	2/6/41	590	824
	MetLife Inc.	4.125%	8/13/42	175	207
	MetLife Inc.	4.875%	11/13/43	205	264
	MetLife Inc.	4.721%	12/15/44	63	79
	MetLife Inc.	4.600%	5/13/46	150	191
	Old Republic International Corp.	4.875%	10/1/24	121	131
	Old Republic International Corp.	3.875%	8/26/26	100	107
	PartnerRe Finance B LLC	3.700%	7/2/29	95	104
	Primerica Inc.	4.750%	7/15/22	125	132
	Principal Financial Group Inc.	3.300%	9/15/22	50	53
	Principal Financial Group Inc.	3.125%	5/15/23	100	106
	Principal Financial Group Inc.	3.400%	5/15/25	128	141
	Principal Financial Group Inc.	3.100%	11/15/26	100	109
	Principal Financial Group Inc.	4.625%	9/15/42	50	61
	Principal Financial Group Inc.	4.350%	5/15/43	50	59
	Principal Financial Group Inc.	4.300%	11/15/46	295	345
	Progressive Corp.	3.750%	8/23/21	75	78
	Progressive Corp.	2.450%	1/15/27	150	159
	Progressive Corp.	6.625%	3/1/29	125	170
	Progressive Corp.	4.350%	4/25/44	50	64
	Progressive Corp.	4.125%	4/15/47	290	366
	Progressive Corp.	4.200%	3/15/48	115	148
	Progressive Corp.	3.950%	3/26/50	180	226
	Prudential Financial Inc.	4.500%	11/16/21	75	79
	Prudential Financial Inc.	3.500%	5/15/24	125	138
	Prudential Financial Inc.	3.878%	3/27/28	250	285
	Prudential Financial Inc.	5.750%	7/15/33	100	135
	Prudential Financial Inc.	5.700%	12/14/36	125	169
	Prudential Financial Inc.	6.625%	12/1/37	65	95
	Prudential Financial Inc.	3.000%	3/10/40	50	51
	Prudential Financial Inc.	6.625%	6/21/40	65	96
[3]	Prudential Financial Inc.	5.875%	9/15/42	125	133
[3]	Prudential Financial Inc.	5.625%	6/15/43	375	398
	Prudential Financial Inc.	5.100%	8/15/43	50	60
[3]	Prudential Financial Inc.	5.200%	3/15/44	85	87
	Prudential Financial Inc.	4.600%	5/15/44	525	633
[3]	Prudential Financial Inc.	5.375%	5/15/45	250	260
	Prudential Financial Inc.	3.905%	12/7/47	182	207
[3]	Prudential Financial Inc.	5.700%	9/15/48	250	276
	Prudential Financial Inc.	3.935%	12/7/49	263	296
	Prudential Financial Inc.	4.350%	2/25/50	210	250

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Prudential plc	3.125%	4/14/30	200	215
Reinsurance Group of America Inc.	4.700%	9/15/23	75	83
Reinsurance Group of America Inc.	3.900%	5/15/29	50	54
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	80
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	82
Selective Insurance Group Inc.	5.375%	3/1/49	50	56
Sompo International Holdings Ltd.	4.700%	10/15/22	100	106
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	95
Travelers Cos. Inc.	6.250%	6/15/37	150	220
Travelers Cos. Inc.	4.600%	8/1/43	100	130
Travelers Cos. Inc.	4.300%	8/25/45	150	190
Travelers Cos. Inc.	4.000%	5/30/47	125	153
Travelers Cos. Inc.	4.100%	3/4/49	200	251
Travelers Cos. Inc.	2.550%	4/27/50	675	663
Trinity Acquisition plc	4.400%	3/15/26	100	114
UnitedHealth Group Inc.	2.125%	3/15/21	225	228
UnitedHealth Group Inc.	3.375%	11/15/21	100	103
UnitedHealth Group Inc.	2.875%	12/15/21	125	129
UnitedHealth Group Inc.	3.350%	7/15/22	180	190
UnitedHealth Group Inc.	2.375%	10/15/22	150	156
UnitedHealth Group Inc.	2.750%	2/15/23	175	184
UnitedHealth Group Inc.	2.875%	3/15/23	25	27
UnitedHealth Group Inc.	3.500%	6/15/23	100	109
UnitedHealth Group Inc.	3.500%	2/15/24	100	110
UnitedHealth Group Inc.	2.375%	8/15/24	300	319
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,081
UnitedHealth Group Inc.	3.700%	12/15/25	75	86
UnitedHealth Group Inc.	3.100%	3/15/26	225	250
UnitedHealth Group Inc.	3.450%	1/15/27	175	200
UnitedHealth Group Inc.	3.375%	4/15/27	350	397
UnitedHealth Group Inc.	2.950%	10/15/27	150	167
UnitedHealth Group Inc.	3.850%	6/15/28	400	472
UnitedHealth Group Inc.	3.875%	12/15/28	150	179
UnitedHealth Group Inc.	2.875%	8/15/29	150	167
UnitedHealth Group Inc.	2.000%	5/15/30	755	790
UnitedHealth Group Inc.	4.625%	7/15/35	175	228
UnitedHealth Group Inc.	6.500%	6/15/37	50	76
UnitedHealth Group Inc.	6.625%	11/15/37	125	191
UnitedHealth Group Inc.	6.875%	2/15/38	245	384
UnitedHealth Group Inc.	3.500%	8/15/39	240	278
UnitedHealth Group Inc.	2.750%	5/15/40	200	211
UnitedHealth Group Inc.	5.950%	2/15/41	60	88
UnitedHealth Group Inc.	4.625%	11/15/41	110	142
UnitedHealth Group Inc.	4.375%	3/15/42	50	62
UnitedHealth Group Inc.	3.950%	10/15/42	175	210
UnitedHealth Group Inc.	4.250%	3/15/43	125	155
UnitedHealth Group Inc.	4.750%	7/15/45	305	411
UnitedHealth Group Inc.	4.200%	1/15/47	210	262
UnitedHealth Group Inc.	4.250%	4/15/47	290	367
UnitedHealth Group Inc.	4.250%	6/15/48	300	382
UnitedHealth Group Inc.	4.450%	12/15/48	150	198
UnitedHealth Group Inc.	3.700%	8/15/49	310	368
UnitedHealth Group Inc.	2.900%	5/15/50	250	263
UnitedHealth Group Inc.	3.875%	8/15/59	420	510
UnitedHealth Group Inc.	3.125%	5/15/60	250	265
Unum Group	4.000%	3/15/24	125	132
Unum Group	4.000%	6/15/29	80	82
Unum Group	5.750%	8/15/42	75	79
Unum Group	4.500%	12/15/49	100	91
Voya Financial Inc.	3.125%	7/15/24	100	107
Voya Financial Inc.	3.650%	6/15/26	250	276
Voya Financial Inc.	5.700%	7/15/43	75	96
Voya Financial Inc.	4.800%	6/15/46	40	47
Willis North America Inc.	3.600%	5/15/24	125	135
Willis North America Inc.	4.500%	9/15/28	100	116
Willis North America Inc.	2.950%	9/15/29	940	993
Willis North America Inc.	5.050%	9/15/48	50	64
Willis North America Inc.	3.875%	9/15/49	90	99
XLIT Ltd.	4.450%	3/31/25	189	211
XLIT Ltd.	5.500%	3/31/45	100	133

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	52
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	7/18/27	200	222

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	193
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	281
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	56
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	57
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	120
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	213
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	153
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	154
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	167
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	66
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	151
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	77
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	105
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	51
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	77
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	67
American Homes 4 Rent LP	4.900%	2/15/29	100	111
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	441
AvalonBay Communities Inc.	3.450%	6/1/25	100	111
AvalonBay Communities Inc.	2.950%	5/11/26	150	162
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	75	83
AvalonBay Communities Inc.	3.200%	1/15/28	75	83
AvalonBay Communities Inc.	3.300%	6/1/29	100	113
AvalonBay Communities Inc.	3.900%	10/15/46	50	61
AvalonBay Communities Inc.	4.350%	4/15/48	60	77
Boston Properties LP	3.850%	2/1/23	225	240
Boston Properties LP	3.125%	9/1/23	275	291
Boston Properties LP	3.200%	1/15/25	111	119
Boston Properties LP	3.650%	2/1/26	100	111
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	441
Boston Properties LP	2.900%	3/15/30	150	157
Boston Properties LP	3.250%	1/30/31	250	268
Brandywine Operating Partnership LP	3.950%	2/15/23	700	721
Brandywine Operating Partnership LP	3.950%	11/15/27	100	103
Brixmor Operating Partnership LP	3.650%	6/15/24	50	51
Brixmor Operating Partnership LP	3.850%	2/1/25	125	129
Brixmor Operating Partnership LP	4.125%	6/15/26	200	210
Brixmor Operating Partnership LP	3.900%	3/15/27	75	76
Brixmor Operating Partnership LP	4.125%	5/15/29	533	549
Camden Property Trust	4.100%	10/15/28	60	71
Camden Property Trust	3.150%	7/1/29	50	56
Camden Property Trust	2.800%	5/15/30	765	825
Camden Property Trust	3.350%	11/1/49	120	129
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	255
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Corporate Office Properties LP	3.600%	5/15/23	150	152
CubeSmart LP	4.375%	12/15/23	100	109
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	107
CubeSmart LP	4.375%	2/15/29	50	58
CubeSmart LP	3.000%	2/15/30	75	80
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	126
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	285

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	3.950%	7/1/22	75	79
Digital Realty Trust LP	3.625%	10/1/22	975	1,026
Digital Realty Trust LP	3.700%	8/15/27	200	228
Digital Realty Trust LP	4.450%	7/15/28	200	238
Digital Realty Trust LP	3.600%	7/1/29	175	199
Duke Realty LP	3.250%	6/30/26	175	191
Duke Realty LP	3.375%	12/15/27	160	178
Duke Realty LP	4.000%	9/15/28	50	58
Duke Realty LP	2.875%	11/15/29	70	76
Duke Realty LP	1.750%	7/1/30	200	199
EPR Properties	5.250%	7/15/23	125	122
EPR Properties	4.500%	4/1/25	50	47
EPR Properties	4.750%	12/15/26	100	96
EPR Properties	4.950%	4/15/28	150	143
EPR Properties	3.750%	8/15/29	100	87
ERP Operating LP	4.625%	12/15/21	129	135
ERP Operating LP	3.000%	4/15/23	125	131
ERP Operating LP	3.375%	6/1/25	125	137
ERP Operating LP	2.850%	11/1/26	50	54
ERP Operating LP	3.500%	3/1/28	100	113
ERP Operating LP	4.150%	12/1/28	70	83
ERP Operating LP	3.000%	7/1/29	75	83
ERP Operating LP	2.500%	2/15/30	150	159
ERP Operating LP	4.500%	7/1/44	150	194
ERP Operating LP	4.500%	6/1/45	25	32
ERP Operating LP	4.000%	8/1/47	100	124
Essex Portfolio LP	5.200%	3/15/21	50	51
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	54
Essex Portfolio LP	3.500%	4/1/25	166	181
Essex Portfolio LP	3.375%	4/15/26	100	109
Essex Portfolio LP	3.625%	5/1/27	100	111
Essex Portfolio LP	4.000%	3/1/29	100	116
Essex Portfolio LP	3.000%	1/15/30	110	119
Essex Portfolio LP	2.650%	3/15/32	105	111
Essex Portfolio LP	4.500%	3/15/48	120	152
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	53
Federal Realty Investment Trust	3.200%	6/15/29	25	26
Federal Realty Investment Trust	4.500%	12/1/44	150	166
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	105
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	140
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	106
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	101
Healthpeak Properties Inc.	3.150%	8/1/22	75	79
Healthpeak Properties Inc.	4.250%	11/15/23	9	10
Healthpeak Properties Inc.	4.200%	3/1/24	125	137
Healthpeak Properties Inc.	3.400%	2/1/25	152	164
Healthpeak Properties Inc.	3.250%	7/15/26	25	27
Healthpeak Properties Inc.	3.500%	7/15/29	125	135
Healthpeak Properties Inc.	3.000%	1/15/30	800	831
Healthpeak Properties Inc.	6.750%	2/1/41	100	141
Highwoods Realty LP	4.125%	3/15/28	75	80
Highwoods Realty LP	4.200%	4/15/29	50	54
Host Hotels & Resorts LP	4.750%	3/1/23	50	52
Host Hotels & Resorts LP	3.750%	10/15/23	261	267
Host Hotels & Resorts LP	3.875%	4/1/24	75	77
Host Hotels & Resorts LP	3.375%	12/15/29	100	95
Hudson Pacific Properties LP	3.950%	11/1/27	100	103
Hudson Pacific Properties LP	4.650%	4/1/29	25	27
Hudson Pacific Properties LP	3.250%	1/15/30	60	58
Kilroy Realty LP	3.800%	1/15/23	250	258
Kilroy Realty LP	3.450%	12/15/24	50	52
Kilroy Realty LP	4.750%	12/15/28	50	56
Kilroy Realty LP	4.250%	8/15/29	104	113
Kilroy Realty LP	3.050%	2/15/30	200	199
Kimco Realty Corp.	3.400%	11/1/22	150	156
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	3.300%	2/1/25	58	61
Kimco Realty Corp.	2.800%	10/1/26	125	127
Kimco Realty Corp.	3.800%	4/1/27	75	80
Kimco Realty Corp.	4.125%	12/1/46	50	49
Kimco Realty Corp.	4.450%	9/1/47	50	52
Kite Realty Group LP	4.000%	10/1/26	200	186
Life Storage LP	3.500%	7/1/26	125	134
Life Storage LP	3.875%	12/15/27	150	163
Life Storage LP	4.000%	6/15/29	25	27
Mid-America Apartments LP	4.300%	10/15/23	150	164
Mid-America Apartments LP	3.750%	6/15/24	50	54
Mid-America Apartments LP	3.600%	6/1/27	250	276
Mid-America Apartments LP	2.750%	3/15/30	150	159
National Retail Properties Inc.	3.500%	10/15/27	350	366
National Retail Properties Inc.	4.300%	10/15/28	25	27
National Retail Properties Inc.	2.500%	4/15/30	75	72
National Retail Properties Inc.	4.800%	10/15/48	50	54
National Retail Properties Inc.	3.100%	4/15/50	50	42
Office Properties Income Trust	4.000%	7/15/22	100	99
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	310
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	105
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	103
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	107
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	313
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	74
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	244
Physicians Realty LP	4.300%	3/15/27	100	104
Physicians Realty LP	3.950%	1/15/28	100	102
Piedmont Operating Partnership LP	3.400%	6/1/23	75	74
Prologis LP	2.125%	4/15/27	105	110
Prologis LP	3.875%	9/15/28	100	118
Prologis LP	4.375%	2/1/29	200	246
Prologis LP	2.250%	4/15/30	155	163
Prologis LP	4.375%	9/15/48	75	100
Prologis LP	3.000%	4/15/50	140	147
Public Storage	2.370%	9/15/22	55	57
Public Storage	3.094%	9/15/27	100	112
Public Storage	3.385%	5/1/29	100	115
Realty Income Corp.	3.250%	10/15/22	175	183
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	250
Realty Income Corp.	4.125%	10/15/26	125	143
Realty Income Corp.	3.000%	1/15/27	150	159
Realty Income Corp.	3.650%	1/15/28	190	208
Realty Income Corp.	3.250%	6/15/29	150	162
Realty Income Corp.	4.650%	3/15/47	175	216
Regency Centers LP	3.600%	2/1/27	25	27
Regency Centers LP	4.125%	3/15/28	75	82
Regency Centers LP	2.950%	9/15/29	100	102
Regency Centers LP	4.400%	2/1/47	200	219
Regency Centers LP	4.650%	3/15/49	75	85
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	137
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	55
Select Income REIT	4.150%	2/1/22	100	99
Select Income REIT	4.250%	5/15/24	100	98
Select Income REIT	4.500%	2/1/25	50	48
Simon Property Group LP	2.500%	7/15/21	120	121
Simon Property Group LP	2.350%	1/30/22	150	153
Simon Property Group LP	2.625%	6/15/22	100	103
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	2.750%	6/1/23	100	104
Simon Property Group LP	3.750%	2/1/24	150	160
Simon Property Group LP	2.000%	9/13/24	145	148
Simon Property Group LP	3.500%	9/1/25	100	108
Simon Property Group LP	3.300%	1/15/26	195	206
Simon Property Group LP	3.250%	11/30/26	75	81
Simon Property Group LP	3.375%	6/15/27	160	169

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Simon Property Group LP	3.375%	12/1/27	100	106
	Simon Property Group LP	2.450%	9/13/29	145	144
	Simon Property Group LP	6.750%	2/1/40	125	175
	Simon Property Group LP	4.750%	3/15/42	100	114
	Simon Property Group LP	4.250%	11/30/46	100	108
	SITE Centers Corp.	3.900%	8/15/24	100	98
	SITE Centers Corp.	3.625%	2/1/25	200	202
	SITE Centers Corp.	4.250%	2/1/26	70	71
	SITE Centers Corp.	4.700%	6/1/27	75	76
	SL Green Operating Partnership LP	3.250%	10/15/22	100	99
	Spirit Realty LP	3.200%	1/15/27	80	75
	Spirit Realty LP	4.000%	7/15/29	60	58
	Spirit Realty LP	3.400%	1/15/30	80	75
	STORE Capital Corp.	4.500%	3/15/28	75	76
	STORE Capital Corp.	4.625%	3/15/29	100	102
	Tanger Properties LP	3.125%	9/1/26	175	160
	Tanger Properties LP	3.875%	7/15/27	50	46
	UDR Inc.	2.950%	9/1/26	150	158
	UDR Inc.	3.500%	7/1/27	150	163
	UDR Inc.	3.500%	1/15/28	250	273
	UDR Inc.	3.200%	1/15/30	60	65
	UDR Inc.	3.000%	8/15/31	65	69
	UDR Inc.	3.100%	11/1/34	65	69
	Ventas Realty LP	3.125%	6/15/23	175	180
	Ventas Realty LP	3.500%	4/15/24	75	78
	Ventas Realty LP	3.750%	5/1/24	200	209
	Ventas Realty LP	2.650%	1/15/25	75	73
	Ventas Realty LP	4.125%	1/15/26	75	80
	Ventas Realty LP	3.250%	10/15/26	75	78
	Ventas Realty LP	3.850%	4/1/27	50	53
	Ventas Realty LP	4.000%	3/1/28	125	132
	Ventas Realty LP	3.000%	1/15/30	100	99
	Ventas Realty LP	4.750%	11/15/30	180	203
	Ventas Realty LP	5.700%	9/30/43	75	86
	Ventas Realty LP	4.375%	2/1/45	60	61
	Ventas Realty LP	4.875%	4/15/49	80	88
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	205
	VEREIT Operating Partnership LP	4.600%	2/6/24	75	80
	VEREIT Operating Partnership LP	4.625%	11/1/25	75	81
	VEREIT Operating Partnership LP	3.950%	8/15/27	450	456
	VEREIT Operating Partnership LP	3.100%	12/15/29	150	145
	Vornado Realty LP	3.500%	1/15/25	100	98
	Washington REIT	3.950%	10/15/22	75	76
	Weingarten Realty Investors	3.375%	10/15/22	50	51
	Weingarten Realty Investors	3.500%	4/15/23	100	103
	Welltower Inc.	3.750%	3/15/23	75	79
	Welltower Inc.	3.950%	9/1/23	100	108
	Welltower Inc.	3.625%	3/15/24	195	208
	Welltower Inc.	4.000%	6/1/25	380	418
	Welltower Inc.	4.250%	4/1/26	150	168
	Welltower Inc.	2.700%	2/15/27	300	306
	Welltower Inc.	4.250%	4/15/28	125	140
	Welltower Inc.	4.125%	3/15/29	250	279
	Welltower Inc.	2.750%	1/15/31	250	247
	Welltower Inc.	6.500%	3/15/41	25	32
	Welltower Inc.	4.950%	9/1/48	75	86
	WP Carey Inc.	4.600%	4/1/24	125	133
	WP Carey Inc.	4.000%	2/1/25	50	52
	WP Carey Inc.	4.250%	10/1/26	75	81
	WP Carey Inc.	3.850%	7/15/29	50	52
					408,628
Industrial (17.9%)
	Basic Industry (0.9%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	75	77
	Air Products & Chemicals Inc.	2.750%	2/3/23	50	53
	Air Products & Chemicals Inc.	3.350%	7/31/24	675	740
	Air Products & Chemicals Inc.	1.850%	5/15/27	100	105
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	210
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	211
	Air Products & Chemicals Inc.	2.800%	5/15/50	100	106
	Airgas Inc.	3.650%	7/15/24	825	905
	Albemarle Corp.	4.150%	12/1/24	132	142
	Albemarle Corp.	5.450%	12/1/44	75	79
[5]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	40	38
	Barrick Gold Corp.	6.450%	10/15/35	75	102
	Barrick North America Finance LLC	5.700%	5/30/41	450	599
	Barrick North America Finance LLC	5.750%	5/1/43	150	210
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	67
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	182
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	55
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	186
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	789
	Cabot Corp.	4.000%	7/1/29	55	56
	Celanese US Holdings LLC	3.500%	5/8/24	100	106
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	307
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	207
	Dow Chemical Co.	3.150%	5/15/24	100	107
	Dow Chemical Co.	3.500%	10/1/24	275	297
	Dow Chemical Co.	4.550%	11/30/25	150	171
	Dow Chemical Co.	3.625%	5/15/26	100	110
	Dow Chemical Co.	4.800%	11/30/28	225	270
	Dow Chemical Co.	7.375%	11/1/29	25	35
	Dow Chemical Co.	4.250%	10/1/34	150	167
	Dow Chemical Co.	9.400%	5/15/39	350	585
	Dow Chemical Co.	5.250%	11/15/41	100	123
	Dow Chemical Co.	4.625%	10/1/44	200	232
	Dow Chemical Co.	5.550%	11/30/48	300	392
	Dow Chemical Co.	4.800%	5/15/49	100	119
	DuPont de Nemours Inc.	2.169%	5/1/23	200	204
	DuPont de Nemours Inc.	4.205%	11/15/23	475	521
	DuPont de Nemours Inc.	4.493%	11/15/25	350	403
	DuPont de Nemours Inc.	4.725%	11/15/28	425	511
	DuPont de Nemours Inc.	5.319%	11/15/38	300	378
	DuPont de Nemours Inc.	5.419%	11/15/48	475	629
	Eastman Chemical Co.	3.600%	8/15/22	49	51
	Eastman Chemical Co.	3.800%	3/15/25	285	309
	Eastman Chemical Co.	4.800%	9/1/42	225	257
	Eastman Chemical Co.	4.650%	10/15/44	150	172
	Ecolab Inc.	4.350%	12/8/21	163	172
	Ecolab Inc.	2.375%	8/10/22	470	488
	Ecolab Inc.	2.700%	11/1/26	200	221
	Ecolab Inc.	3.250%	12/1/27	100	112
	Ecolab Inc.	4.800%	3/24/30	300	380
	Ecolab Inc.	3.950%	12/1/47	100	125
	EI du Pont de Nemours & Co.	1.700%	7/15/25	100	103
	EI du Pont de Nemours & Co.	2.300%	7/15/30	100	104
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	321
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	154
	FMC Corp.	3.950%	2/1/22	50	52
	FMC Corp.	4.100%	2/1/24	250	270
	FMC Corp.	3.200%	10/1/26	50	54
	FMC Corp.	3.450%	10/1/29	100	109
	FMC Corp.	4.500%	10/1/49	100	119
	Georgia-Pacific LLC	8.000%	1/15/24	250	308
	Georgia-Pacific LLC	7.375%	12/1/25	100	131
	Georgia-Pacific LLC	8.875%	5/15/31	250	399
	Huntsman International LLC	4.500%	5/1/29	75	79
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	57
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	96
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	117
	International Paper Co.	7.500%	8/15/21	154	165
	International Paper Co.	3.650%	6/15/24	100	110
	International Paper Co.	3.800%	1/15/26	75	84
	International Paper Co.	3.000%	2/15/27	200	215
	International Paper Co.	5.000%	9/15/35	100	124
	International Paper Co.	7.300%	11/15/39	100	140
	International Paper Co.	4.800%	6/15/44	200	238
	International Paper Co.	5.150%	5/15/46	200	249
	International Paper Co.	4.400%	8/15/47	200	233

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Paper Co.	4.350%	8/15/48	200	235
	Kinross Gold Corp.	5.125%	9/1/21	50	51
	Kinross Gold Corp.	5.950%	3/15/24	75	84
	Kinross Gold Corp.	4.500%	7/15/27	25	27
	LYB International Finance BV	5.250%	7/15/43	200	240
	LYB International Finance II BV	3.500%	3/2/27	200	217
	LYB International Finance III LLC	2.875%	5/1/25	100	106
	LYB International Finance III LLC	3.375%	5/1/30	100	107
	LYB International Finance III LLC	4.200%	10/15/49	135	145
	LYB International Finance III LLC	4.200%	5/1/50	200	215
	LyondellBasell Industries NV	6.000%	11/15/21	175	185
	LyondellBasell Industries NV	5.750%	4/15/24	175	201
	LyondellBasell Industries NV	4.625%	2/26/55	425	472
	Mosaic Co.	3.750%	11/15/21	115	118
	Mosaic Co.	3.250%	11/15/22	225	230
	Mosaic Co.	4.250%	11/15/23	175	183
	Mosaic Co.	4.050%	11/15/27	200	213
	Mosaic Co.	5.450%	11/15/33	100	105
	Mosaic Co.	4.875%	11/15/41	50	50
	Mosaic Co.	5.625%	11/15/43	100	108
	Newmont Corp.	3.700%	3/15/23	37	38
	Newmont Corp.	2.800%	10/1/29	150	158
	Newmont Corp.	2.250%	10/1/30	200	203
	Newmont Corp.	5.875%	4/1/35	100	139
	Newmont Corp.	6.250%	10/1/39	225	315
	Newmont Corp.	4.875%	3/15/42	250	320
	Newmont Corp.	5.450%	6/9/44	100	133
	Nucor Corp.	4.125%	9/15/22	100	106
	Nucor Corp.	2.000%	6/1/25	100	104
	Nucor Corp.	3.950%	5/1/28	100	114
	Nucor Corp.	2.700%	6/1/30	100	105
	Nucor Corp.	6.400%	12/1/37	100	139
	Nucor Corp.	5.200%	8/1/43	200	257
	Nucor Corp.	4.400%	5/1/48	150	180
	Nutrien Ltd.	3.500%	6/1/23	299	318
	Nutrien Ltd.	3.375%	3/15/25	250	272
	Nutrien Ltd.	3.000%	4/1/25	250	267
	Nutrien Ltd.	4.000%	12/15/26	50	57
	Nutrien Ltd.	4.200%	4/1/29	75	87
	Nutrien Ltd.	2.950%	5/13/30	100	106
	Nutrien Ltd.	4.125%	3/15/35	250	280
	Nutrien Ltd.	5.625%	12/1/40	275	335
	Nutrien Ltd.	6.125%	1/15/41	25	32
	Nutrien Ltd.	4.900%	6/1/43	50	59
	Nutrien Ltd.	5.250%	1/15/45	200	247
	Nutrien Ltd.	5.000%	4/1/49	100	128
	Packaging Corp. of America	4.500%	11/1/23	350	387
	Packaging Corp. of America	3.400%	12/15/27	100	110
	Packaging Corp. of America	3.000%	12/15/29	140	152
	Packaging Corp. of America	4.050%	12/15/49	90	107
	PPG Industries Inc.	2.400%	8/15/24	200	212
	PPG Industries Inc.	2.550%	6/15/30	300	310
	Praxair Inc.	3.000%	9/1/21	75	77
	Praxair Inc.	2.450%	2/15/22	450	462
	Praxair Inc.	2.200%	8/15/22	200	206
	Praxair Inc.	2.650%	2/5/25	147	157
	Praxair Inc.	3.550%	11/7/42	50	56
	Rayonier Inc.	3.750%	4/1/22	50	50
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	107
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	317
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	359
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	105
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	173
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	200
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	312
	Rohm & Haas Co.	7.850%	7/15/29	250	355
	RPM International Inc.	3.450%	11/15/22	100	102
	RPM International Inc.	3.750%	3/15/27	50	53
	RPM International Inc.	4.550%	3/1/29	75	84
	RPM International Inc.	4.250%	1/15/48	250	250
	Sherwin-Williams Co.	2.750%	6/1/22	12	12
	Sherwin-Williams Co.	3.125%	6/1/24	325	350
	Sherwin-Williams Co.	3.450%	8/1/25	225	248
	Sherwin-Williams Co.	3.950%	1/15/26	200	225
	Sherwin-Williams Co.	3.450%	6/1/27	100	112
	Sherwin-Williams Co.	2.950%	8/15/29	200	214
	Sherwin-Williams Co.	2.300%	5/15/30	100	102
	Sherwin-Williams Co.	4.000%	12/15/42	100	107
	Sherwin-Williams Co.	4.550%	8/1/45	90	106
	Sherwin-Williams Co.	4.500%	6/1/47	250	303
	Sherwin-Williams Co.	3.800%	8/15/49	100	110
	Sherwin-Williams Co.	3.300%	5/15/50	100	101
	Southern Copper Corp.	3.500%	11/8/22	400	419
	Southern Copper Corp.	3.875%	4/23/25	50	54
	Southern Copper Corp.	7.500%	7/27/35	100	140
	Southern Copper Corp.	6.750%	4/16/40	325	438
	Southern Copper Corp.	5.875%	4/23/45	500	641
	Steel Dynamics Inc.	2.800%	12/15/24	50	52
	Steel Dynamics Inc.	2.400%	6/15/25	100	103
	Steel Dynamics Inc.	4.125%	9/15/25	70	71
	Steel Dynamics Inc.	3.450%	4/15/30	125	131
	Steel Dynamics Inc.	3.250%	1/15/31	100	102
	Suzano Austria GmbH	6.000%	1/15/29	400	432
	Suzano Austria GmbH	5.000%	1/15/30	200	203
[5]	Teck Resources Ltd.	3.900%	7/15/30	100	100
	Teck Resources Ltd.	6.125%	10/1/35	150	171
	Teck Resources Ltd.	6.000%	8/15/40	50	52
	Teck Resources Ltd.	6.250%	7/15/41	325	353
	Vale Overseas Ltd.	6.250%	8/10/26	300	353
	Vale Overseas Ltd.	8.250%	1/17/34	50	70
	Vale Overseas Ltd.	6.875%	11/21/36	410	536
	Vale Overseas Ltd.	6.875%	11/10/39	450	587
	Vale SA	5.625%	9/11/42	75	87
	Westlake Chemical Corp.	3.600%	8/15/26	300	317
	Westlake Chemical Corp.	3.375%	6/15/30	100	102
	Westlake Chemical Corp.	5.000%	8/15/46	200	211
	Westlake Chemical Corp.	4.375%	11/15/47	100	97
	WestRock MWV LLC	7.950%	2/15/31	250	348
	WestRock RKT Co.	4.900%	3/1/22	100	107
	Weyerhaeuser Co.	8.500%	1/15/25	50	63
	Weyerhaeuser Co.	4.000%	11/15/29	150	169
	Weyerhaeuser Co.	4.000%	4/15/30	200	225
	Weyerhaeuser Co.	7.375%	3/15/32	100	137
	Weyerhaeuser Co.	6.875%	12/15/33	50	64
	WRKCo Inc.	3.000%	9/15/24	250	266
	WRKCo Inc.	4.650%	3/15/26	100	116
	WRKCo Inc.	3.375%	9/15/27	250	268
	WRKCo Inc.	4.900%	3/15/29	200	238
	WRKCo Inc.	3.000%	6/15/33	100	104

	Capital Goods (1.7%)
	3M Co.	1.625%	9/19/21	150	152
	3M Co.	2.750%	3/1/22	100	104
	3M Co.	1.750%	2/14/23	200	207
	3M Co.	2.250%	3/15/23	175	183
	3M Co.	3.250%	2/14/24	100	109
	3M Co.	2.000%	2/14/25	150	158
	3M Co.	2.650%	4/15/25	100	108
	3M Co.	3.000%	8/7/25	100	110
	3M Co.	2.250%	9/19/26	150	162
	3M Co.	2.875%	10/15/27	125	139
	3M Co.	3.375%	3/1/29	150	173
	3M Co.	2.375%	8/26/29	250	269
	3M Co.	3.050%	4/15/30	115	130
	3M Co.	3.125%	9/19/46	75	81
	3M Co.	3.625%	10/15/47	100	115
	3M Co.	4.000%	9/14/48	250	310
	3M Co.	3.250%	8/26/49	375	412
	3M Co.	3.700%	4/15/50	125	149
	ABB Finance USA Inc.	3.375%	4/3/23	100	106
	ABB Finance USA Inc.	3.800%	4/3/28	150	174
	ABB Finance USA Inc.	4.375%	5/8/42	150	189

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Allegion plc	3.500%	10/1/29	75	78
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	184
	Amphenol Corp.	3.200%	4/1/24	50	54
	Amphenol Corp.	2.050%	3/1/25	40	42
	Amphenol Corp.	2.800%	2/15/30	275	292
	Avery Dennison Corp.	4.875%	12/6/28	75	90
	Avery Dennison Corp.	2.650%	4/30/30	200	204
	Bemis Co. Inc.	3.100%	9/15/26	50	53
	Bemis Co. Inc.	2.630%	6/19/30	125	127
	Boeing Co.	2.300%	8/1/21	50	50
	Boeing Co.	2.125%	3/1/22	50	50
	Boeing Co.	2.700%	5/1/22	75	76
	Boeing Co.	2.800%	3/1/23	600	611
	Boeing Co.	4.508%	5/1/23	275	291
	Boeing Co.	1.875%	6/15/23	200	200
	Boeing Co.	2.800%	3/1/24	75	76
	Boeing Co.	2.850%	10/30/24	100	101
	Boeing Co.	2.500%	3/1/25	145	145
	Boeing Co.	4.875%	5/1/25	245	267
	Boeing Co.	3.100%	5/1/26	100	102
	Boeing Co.	2.250%	6/15/26	50	49
	Boeing Co.	2.700%	2/1/27	195	190
	Boeing Co.	2.800%	3/1/27	50	49
	Boeing Co.	5.040%	5/1/27	460	507
	Boeing Co.	3.250%	3/1/28	100	100
	Boeing Co.	3.450%	11/1/28	60	58
	Boeing Co.	3.200%	3/1/29	200	198
	Boeing Co.	2.950%	2/1/30	190	185
	Boeing Co.	5.150%	5/1/30	895	998
	Boeing Co.	6.125%	2/15/33	75	88
	Boeing Co.	3.600%	5/1/34	350	331
	Boeing Co.	3.250%	2/1/35	190	173
	Boeing Co.	6.625%	2/15/38	50	60
	Boeing Co.	3.550%	3/1/38	50	46
	Boeing Co.	3.500%	3/1/39	75	66
	Boeing Co.	6.875%	3/15/39	100	126
	Boeing Co.	5.875%	2/15/40	75	87
	Boeing Co.	5.705%	5/1/40	740	843
	Boeing Co.	3.375%	6/15/46	75	62
	Boeing Co.	3.650%	3/1/47	150	131
	Boeing Co.	3.625%	3/1/48	75	66
	Boeing Co.	3.850%	11/1/48	60	54
	Boeing Co.	3.900%	5/1/49	150	136
	Boeing Co.	3.750%	2/1/50	50	46
	Boeing Co.	5.805%	5/1/50	1,005	1,185
	Boeing Co.	3.825%	3/1/59	200	173
	Boeing Co.	3.950%	8/1/59	75	66
	Boeing Co.	5.930%	5/1/60	560	657
	Carlisle Cos. Inc.	3.750%	11/15/22	75	78
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	135
	Carlisle Cos. Inc.	2.750%	3/1/30	150	154
[5]	Carrier Global Corp.	1.923%	2/15/23	400	408
[5]	Carrier Global Corp.	2.242%	2/15/25	400	409
[5]	Carrier Global Corp.	2.493%	2/15/27	250	254
[5]	Carrier Global Corp.	2.722%	2/15/30	450	449
[5]	Carrier Global Corp.	3.377%	4/5/40	300	290
[5]	Carrier Global Corp.	3.577%	4/5/50	400	390
	Caterpillar Financial Services Corp.	2.900%	3/15/21	100	102
	Caterpillar Financial Services Corp.	1.700%	8/9/21	100	101
	Caterpillar Financial Services Corp.	2.750%	8/20/21	100	103
	Caterpillar Financial Services Corp.	3.150%	9/7/21	200	206
	Caterpillar Financial Services Corp.	1.931%	10/1/21	75	76
	Caterpillar Financial Services Corp.	2.950%	2/26/22	200	208
	Caterpillar Financial Services Corp.	0.950%	5/13/22	150	151
	Caterpillar Financial Services Corp.	2.400%	6/6/22	150	155
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	361
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	209
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	215
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	77
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	135
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	274
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	316
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	525
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	103
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	108
	Caterpillar Inc.	2.600%	6/26/22	50	52
	Caterpillar Inc.	3.400%	5/15/24	150	163
	Caterpillar Inc.	2.600%	9/19/29	200	218
	Caterpillar Inc.	2.600%	4/9/30	120	130
	Caterpillar Inc.	6.050%	8/15/36	100	144
	Caterpillar Inc.	5.200%	5/27/41	150	208
	Caterpillar Inc.	3.803%	8/15/42	243	290
	Caterpillar Inc.	3.250%	9/19/49	200	220
	Caterpillar Inc.	3.250%	4/9/50	240	267
	Caterpillar Inc.	4.750%	5/15/64	100	139
	CNH Industrial Capital LLC	1.950%	7/2/23	75	75
	CNH Industrial Capital LLC	4.200%	1/15/24	675	722
	CNH Industrial NV	3.850%	11/15/27	100	105
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	122
	CRH America Inc.	5.750%	1/15/21	75	77
	Deere & Co.	2.600%	6/8/22	125	129
	Deere & Co.	2.750%	4/15/25	100	109
	Deere & Co.	5.375%	10/16/29	125	162
	Deere & Co.	3.100%	4/15/30	145	164
	Deere & Co.	7.125%	3/3/31	100	146
	Deere & Co.	3.900%	6/9/42	250	312
	Deere & Co.	2.875%	9/7/49	200	212
	Deere & Co.	3.750%	4/15/50	175	215
	Dover Corp.	3.150%	11/15/25	200	217
	Dover Corp.	2.950%	11/4/29	75	81
	Dover Corp.	6.600%	3/15/38	75	103
	Eaton Corp.	2.750%	11/2/22	300	316
	Eaton Corp.	3.103%	9/15/27	125	137
	Eaton Corp.	4.000%	11/2/32	150	176
	Eaton Corp.	4.150%	11/2/42	150	178
	Eaton Corp.	3.915%	9/15/47	50	58
	Emerson Electric Co.	2.625%	12/1/21	150	155
	Emerson Electric Co.	3.150%	6/1/25	200	223
	Emerson Electric Co.	1.800%	10/15/27	225	232
	Emerson Electric Co.	1.950%	10/15/30	100	102
	Emerson Electric Co.	2.750%	10/15/50	100	100
	Flowserve Corp.	3.500%	9/15/22	250	253
	Flowserve Corp.	4.000%	11/15/23	50	50
	Fortive Corp.	3.150%	6/15/26	150	164
	Fortive Corp.	4.300%	6/15/46	100	112
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	109
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	258
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	53
	General Dynamics Corp.	3.375%	5/15/23	200	216
	General Dynamics Corp.	1.875%	8/15/23	300	312
	General Dynamics Corp.	2.375%	11/15/24	320	341
	General Dynamics Corp.	3.250%	4/1/25	150	166
	General Dynamics Corp.	3.500%	5/15/25	200	224
	General Dynamics Corp.	3.500%	4/1/27	100	114
	General Dynamics Corp.	2.625%	11/15/27	200	217
	General Dynamics Corp.	3.750%	5/15/28	200	234
	General Dynamics Corp.	3.625%	4/1/30	200	233
	General Dynamics Corp.	4.250%	4/1/40	150	186
	General Dynamics Corp.	3.600%	11/15/42	100	115
	General Dynamics Corp.	4.250%	4/1/50	140	182
	General Electric Co.	3.150%	9/7/22	91	95
	General Electric Co.	3.100%	1/9/23	574	600
	General Electric Co.	3.450%	5/15/24	100	106
	General Electric Co.	3.450%	5/1/27	200	205
	General Electric Co.	3.625%	5/1/30	300	300
	General Electric Co.	6.750%	3/15/32	705	861
	General Electric Co.	6.150%	8/7/37	161	186
	General Electric Co.	5.875%	1/14/38	560	630
	General Electric Co.	6.875%	1/10/39	338	413
	General Electric Co.	4.250%	5/1/40	300	295

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	General Electric Co.	4.125%	10/9/42	153	144
	General Electric Co.	4.500%	3/11/44	138	137
	General Electric Co.	4.350%	5/1/50	675	667
	Hexcel Corp.	4.700%	8/15/25	100	109
	Hexcel Corp.	3.950%	2/15/27	75	80
	Honeywell International Inc.	4.250%	3/1/21	200	205
	Honeywell International Inc.	1.850%	11/1/21	300	306
	Honeywell International Inc.	2.150%	8/8/22	100	103
	Honeywell International Inc.	2.300%	8/15/24	425	453
	Honeywell International Inc.	1.350%	6/1/25	275	282
	Honeywell International Inc.	2.500%	11/1/26	50	55
	Honeywell International Inc.	2.700%	8/15/29	100	111
	Honeywell International Inc.	1.950%	6/1/30	1,000	1,043
	Honeywell International Inc.	5.700%	3/15/37	200	285
	Honeywell International Inc.	5.375%	3/1/41	150	215
	Honeywell International Inc.	2.800%	6/1/50	225	240
	Howmet Aerospace Inc.	5.950%	2/1/37	75	77
	Hubbell Inc.	3.350%	3/1/26	75	79
	Hubbell Inc.	3.150%	8/15/27	50	52
	Hubbell Inc.	3.500%	2/15/28	175	185
[5]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	109
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	125	135
[5]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	100	112
	IDEX Corp.	3.000%	5/1/30	75	77
	Illinois Tool Works Inc.	3.375%	9/15/21	100	103
	Illinois Tool Works Inc.	3.500%	3/1/24	200	219
	Illinois Tool Works Inc.	2.650%	11/15/26	300	330
	Illinois Tool Works Inc.	4.875%	9/15/41	75	101
	Illinois Tool Works Inc.	3.900%	9/1/42	250	307
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	138
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	166
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	413
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	81
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	253
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	90
	John Deere Capital Corp.	2.800%	3/4/21	100	102
	John Deere Capital Corp.	2.875%	3/12/21	100	102
	John Deere Capital Corp.	3.900%	7/12/21	100	103
	John Deere Capital Corp.	3.125%	9/10/21	100	103
	John Deere Capital Corp.	3.150%	10/15/21	25	26
	John Deere Capital Corp.	2.650%	1/6/22	300	310
	John Deere Capital Corp.	1.950%	6/13/22	375	385
	John Deere Capital Corp.	2.150%	9/8/22	400	413
	John Deere Capital Corp.	2.700%	1/6/23	100	105
	John Deere Capital Corp.	2.800%	1/27/23	50	53
	John Deere Capital Corp.	2.800%	3/6/23	100	106
	John Deere Capital Corp.	3.450%	6/7/23	200	216
	John Deere Capital Corp.	0.700%	7/5/23	100	100
	John Deere Capital Corp.	3.650%	10/12/23	50	55
	John Deere Capital Corp.	2.600%	3/7/24	75	80
	John Deere Capital Corp.	2.650%	6/24/24	75	81
	John Deere Capital Corp.	2.050%	1/9/25	350	369
	John Deere Capital Corp.	3.450%	3/13/25	300	336
	John Deere Capital Corp.	3.400%	9/11/25	75	84
	John Deere Capital Corp.	2.650%	6/10/26	100	109
	John Deere Capital Corp.	2.250%	9/14/26	125	133
	John Deere Capital Corp.	2.800%	9/8/27	150	165
	John Deere Capital Corp.	3.050%	1/6/28	100	111
	John Deere Capital Corp.	3.450%	3/7/29	50	58
	John Deere Capital Corp.	2.800%	7/18/29	150	166
	John Deere Capital Corp.	2.450%	1/9/30	175	190
	Johnson Controls International plc	3.625%	7/2/24	126	135
	Johnson Controls International plc	3.900%	2/14/26	37	40
	Johnson Controls International plc	6.000%	1/15/36	39	50
	Johnson Controls International plc	4.625%	7/2/44	175	199
	Johnson Controls International plc	5.125%	9/14/45	14	17
	Johnson Controls International plc	4.500%	2/15/47	100	114
	Johnson Controls International plc	4.950%	7/2/64	72	86
	Kennametal Inc.	3.875%	2/15/22	50	51
	Kennametal Inc.	4.625%	6/15/28	120	125
	L3Harris Technologies Inc.	3.850%	6/15/23	600	651
	L3Harris Technologies Inc.	3.950%	5/28/24	103	113
	L3Harris Technologies Inc.	3.832%	4/27/25	200	224
	L3Harris Technologies Inc.	3.850%	12/15/26	50	57
	L3Harris Technologies Inc.	4.400%	6/15/28	175	208
	L3Harris Technologies Inc.	4.854%	4/27/35	100	129
	L3Harris Technologies Inc.	6.150%	12/15/40	100	143
	L3Harris Technologies Inc.	5.054%	4/27/45	100	131
	Leggett & Platt Inc.	3.800%	11/15/24	100	104
	Leggett & Platt Inc.	3.500%	11/15/27	300	302
	Leggett & Platt Inc.	4.400%	3/15/29	75	81
	Legrand France SA	8.500%	2/15/25	68	90
	Lennox International Inc.	3.000%	11/15/23	100	103
	Lockheed Martin Corp.	3.350%	9/15/21	403	417
	Lockheed Martin Corp.	3.100%	1/15/23	100	106
	Lockheed Martin Corp.	3.550%	1/15/26	380	436
	Lockheed Martin Corp.	1.850%	6/15/30	179	183
	Lockheed Martin Corp.	3.600%	3/1/35	150	179
	Lockheed Martin Corp.	4.500%	5/15/36	100	130
	Lockheed Martin Corp.	6.150%	9/1/36	375	563
	Lockheed Martin Corp.	4.070%	12/15/42	270	346
	Lockheed Martin Corp.	3.800%	3/1/45	100	121
	Lockheed Martin Corp.	4.700%	5/15/46	275	377
	Lockheed Martin Corp.	2.800%	6/15/50	175	184
	Lockheed Martin Corp.	4.090%	9/15/52	156	204
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	109
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	54
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	110
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	101
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	190
	Masco Corp.	3.500%	4/1/21	70	71
	Masco Corp.	4.450%	4/1/25	50	57
	Masco Corp.	4.375%	4/1/26	100	113
	Masco Corp.	3.500%	11/15/27	100	107
	Masco Corp.	7.750%	8/1/29	24	31
	Masco Corp.	4.500%	5/15/47	100	106
	Mohawk Industries Inc.	3.850%	2/1/23	100	106
	Mohawk Industries Inc.	3.625%	5/15/30	125	136
	Northrop Grumman Corp.	3.500%	3/15/21	200	204
	Northrop Grumman Corp.	2.550%	10/15/22	200	209
	Northrop Grumman Corp.	3.250%	8/1/23	150	162
	Northrop Grumman Corp.	2.930%	1/15/25	275	297
	Northrop Grumman Corp.	3.200%	2/1/27	150	166
	Northrop Grumman Corp.	3.250%	1/15/28	100	112
	Northrop Grumman Corp.	4.400%	5/1/30	290	351
	Northrop Grumman Corp.	5.150%	5/1/40	100	133
	Northrop Grumman Corp.	5.050%	11/15/40	150	198
	Northrop Grumman Corp.	4.750%	6/1/43	275	357
	Northrop Grumman Corp.	4.030%	10/15/47	380	459
	Northrop Grumman Corp.	5.250%	5/1/50	310	443
	Nvent Finance Sarl	3.950%	4/15/23	200	206
	Nvent Finance Sarl	4.550%	4/15/28	100	105
	Oshkosh Corp.	4.600%	5/15/28	185	200
	Oshkosh Corp.	3.100%	3/1/30	60	60
[5]	Otis Worldwide Corp.	2.056%	4/5/25	300	313
[5]	Otis Worldwide Corp.	2.293%	4/5/27	200	208
[5]	Otis Worldwide Corp.	2.565%	2/15/30	400	416
[5]	Otis Worldwide Corp.	3.112%	2/15/40	950	963
[5]	Otis Worldwide Corp.	3.362%	2/15/50	150	158
	Owens Corning	3.400%	8/15/26	200	208
	Owens Corning	3.950%	8/15/29	100	108
	Owens Corning	3.875%	6/1/30	50	53
	Owens Corning	4.300%	7/15/47	200	201
	Owens Corning	4.400%	1/30/48	75	77
	Parker-Hannifin Corp.	3.500%	9/15/22	175	184
	Parker-Hannifin Corp.	2.700%	6/14/24	110	117
	Parker-Hannifin Corp.	3.300%	11/21/24	290	315
	Parker-Hannifin Corp.	3.250%	3/1/27	125	136
	Parker-Hannifin Corp.	3.250%	6/14/29	75	83
	Parker-Hannifin Corp.	6.250%	5/15/38	150	206
	Parker-Hannifin Corp.	4.450%	11/21/44	200	238
	Parker-Hannifin Corp.	4.100%	3/1/47	75	87

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Parker-Hannifin Corp.	4.000%	6/14/49	110	126
	Precision Castparts Corp.	2.500%	1/15/23	200	209
	Precision Castparts Corp.	3.250%	6/15/25	175	194
	Precision Castparts Corp.	3.900%	1/15/43	75	82
	Precision Castparts Corp.	4.375%	6/15/45	300	360
[5]	Raytheon Technologies Corp.	3.100%	11/15/21	50	51
[5]	Raytheon Technologies Corp.	2.800%	3/15/22	170	175
[5]	Raytheon Technologies Corp.	2.500%	12/15/22	275	285
	Raytheon Technologies Corp.	3.650%	8/16/23	16	17
[5]	Raytheon Technologies Corp.	3.200%	3/15/24	175	188
	Raytheon Technologies Corp.	3.950%	8/16/25	250	285
[5]	Raytheon Technologies Corp.	3.500%	3/15/27	300	337
[5]	Raytheon Technologies Corp.	7.200%	8/15/27	25	34
	Raytheon Technologies Corp.	6.700%	8/1/28	75	102
	Raytheon Technologies Corp.	4.125%	11/16/28	750	884
	Raytheon Technologies Corp.	7.500%	9/15/29	125	183
	Raytheon Technologies Corp.	2.250%	7/1/30	300	311
	Raytheon Technologies Corp.	5.400%	5/1/35	150	204
	Raytheon Technologies Corp.	6.050%	6/1/36	100	144
	Raytheon Technologies Corp.	6.125%	7/15/38	100	145
	Raytheon Technologies Corp.	4.450%	11/16/38	175	214
	Raytheon Technologies Corp.	5.700%	4/15/40	100	139
[5]	Raytheon Technologies Corp.	4.700%	12/15/41	50	60
	Raytheon Technologies Corp.	4.500%	6/1/42	675	837
[5]	Raytheon Technologies Corp.	4.800%	12/15/43	65	83
	Raytheon Technologies Corp.	4.150%	5/15/45	200	240
	Raytheon Technologies Corp.	3.750%	11/1/46	200	228
[5]	Raytheon Technologies Corp.	4.350%	4/15/47	250	300
	Raytheon Technologies Corp.	4.050%	5/4/47	300	357
	Raytheon Technologies Corp.	4.625%	11/16/48	350	453
	Raytheon Technologies Corp.	3.125%	7/1/50	370	396
	Republic Services Inc.	5.250%	11/15/21	175	186
	Republic Services Inc.	3.550%	6/1/22	50	53
	Republic Services Inc.	2.500%	8/15/24	200	213
	Republic Services Inc.	3.200%	3/15/25	250	274
	Republic Services Inc.	2.300%	3/1/30	500	518
	Republic Services Inc.	6.200%	3/1/40	175	254
	Republic Services Inc.	5.700%	5/15/41	100	140
	Republic Services Inc.	3.050%	3/1/50	80	83
	Rockwell Automation Inc.	3.500%	3/1/29	100	113
	Rockwell Automation Inc.	4.200%	3/1/49	100	125
	Roper Technologies Inc.	2.800%	12/15/21	200	206
	Roper Technologies Inc.	2.350%	9/15/24	125	131
	Roper Technologies Inc.	3.850%	12/15/25	100	113
	Roper Technologies Inc.	3.800%	12/15/26	145	166
	Roper Technologies Inc.	4.200%	9/15/28	175	205
	Roper Technologies Inc.	2.950%	9/15/29	125	136
	Roper Technologies Inc.	2.000%	6/30/30	125	125
	Snap-on Inc.	6.125%	9/1/21	75	79
	Snap-on Inc.	3.250%	3/1/27	50	55
	Snap-on Inc.	4.100%	3/1/48	75	89
	Snap-on Inc.	3.100%	5/1/50	75	77
	Sonoco Products Co.	3.125%	5/1/30	105	110
	Sonoco Products Co.	5.750%	11/1/40	220	272
	Stanley Black & Decker Inc.	3.400%	12/1/21	150	155
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	111
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	120
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	391
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	99
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	136
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	400	395
	Textron Inc.	3.875%	3/1/25	65	70
	Textron Inc.	4.000%	3/15/26	200	213
	Textron Inc.	3.650%	3/15/27	250	259
	Textron Inc.	3.375%	3/1/28	50	51
	Textron Inc.	3.900%	9/17/29	225	239
	Timken Co.	3.875%	9/1/24	100	105
	Timken Co.	4.500%	12/15/28	25	27
	Valmont Industries Inc.	5.000%	10/1/44	150	153
	Valmont Industries Inc.	5.250%	10/1/54	75	76
	Vulcan Materials Co.	4.500%	4/1/25	200	222
	Vulcan Materials Co.	3.500%	6/1/30	150	163
	Vulcan Materials Co.	4.500%	6/15/47	125	138
	Wabtec Corp.	4.400%	3/15/24	275	291
	Wabtec Corp.	3.450%	11/15/26	150	154
	Wabtec Corp.	4.950%	9/15/28	175	195
	Waste Connections Inc.	3.500%	5/1/29	200	224
	Waste Connections Inc.	2.600%	2/1/30	139	147
	Waste Connections Inc.	3.050%	4/1/50	75	76
	Waste Management Inc.	4.600%	3/1/21	50	51
	Waste Management Inc.	2.900%	9/15/22	100	104
	Waste Management Inc.	2.400%	5/15/23	225	235
	Waste Management Inc.	3.500%	5/15/24	200	218
	Waste Management Inc.	2.950%	6/15/24	150	153
	Waste Management Inc.	3.125%	3/1/25	150	164
	Waste Management Inc.	3.200%	6/15/26	145	149
	Waste Management Inc.	3.150%	11/15/27	125	140
	Waste Management Inc.	3.450%	6/15/29	200	206
	Waste Management Inc.	3.900%	3/1/35	250	295
	Waste Management Inc.	4.000%	7/15/39	100	103
	Waste Management Inc.	4.100%	3/1/45	150	179
	Waste Management Inc.	4.150%	7/15/49	200	249
	Westinghouse Air Brake
	Technologies Corp.	3.200%	6/15/25	60	61
	WW Grainger Inc.	1.850%	2/15/25	75	78
	WW Grainger Inc.	4.600%	6/15/45	200	251
	WW Grainger Inc.	3.750%	5/15/46	75	83
	WW Grainger Inc.	4.200%	5/15/47	75	88
	Xylem Inc.	3.250%	11/1/26	100	110
	Xylem Inc.	1.950%	1/30/28	75	75
	Xylem Inc.	2.250%	1/30/31	100	100
	Xylem Inc.	4.375%	11/1/46	100	109

	Communication (2.7%)
	Activision Blizzard Inc.	2.300%	9/15/21	125	127
	Activision Blizzard Inc.	2.600%	6/15/22	75	78
	Activision Blizzard Inc.	3.400%	9/15/26	160	182
	Activision Blizzard Inc.	4.500%	6/15/47	275	355
	America Movil SAB de CV	3.125%	7/16/22	300	310
	America Movil SAB de CV	3.625%	4/22/29	200	222
	America Movil SAB de CV	2.875%	5/7/30	200	211
	America Movil SAB de CV	6.375%	3/1/35	300	433
	America Movil SAB de CV	6.125%	11/15/37	150	211
	America Movil SAB de CV	6.125%	3/30/40	200	286
	America Movil SAB de CV	4.375%	7/16/42	250	305
	America Movil SAB de CV	4.375%	4/22/49	200	243
	American Tower Corp.	3.450%	9/15/21	475	492
	American Tower Corp.	2.250%	1/15/22	125	128
	American Tower Corp.	3.500%	1/31/23	200	214
	American Tower Corp.	5.000%	2/15/24	100	114
	American Tower Corp.	3.375%	5/15/24	200	217
	American Tower Corp.	2.950%	1/15/25	100	108
	American Tower Corp.	2.400%	3/15/25	75	79
	American Tower Corp.	4.000%	6/1/25	138	155
	American Tower Corp.	1.300%	9/15/25	100	100
	American Tower Corp.	3.375%	10/15/26	200	222
	American Tower Corp.	2.750%	1/15/27	500	537
	American Tower Corp.	3.125%	1/15/27	125	135
	American Tower Corp.	3.950%	3/15/29	140	159
	American Tower Corp.	3.800%	8/15/29	475	540
	American Tower Corp.	2.900%	1/15/30	145	154
	American Tower Corp.	2.100%	6/15/30	150	149
	American Tower Corp.	3.700%	10/15/49	200	219
	American Tower Corp.	3.100%	6/15/50	150	146
	AT&T Inc.	3.200%	3/1/22	250	261
	AT&T Inc.	3.400%	6/15/22	100	105
	AT&T Inc.	3.000%	6/30/22	767	799
	AT&T Inc.	3.600%	2/17/23	755	809
	AT&T Inc.	4.050%	12/15/23	100	111
	AT&T Inc.	3.800%	3/1/24	125	137
	AT&T Inc.	4.450%	4/1/24	250	280
	AT&T Inc.	3.950%	1/15/25	268	299

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.400%	5/15/25	940	1,030
AT&T Inc.	3.600%	7/15/25	275	305
AT&T Inc.	3.875%	1/15/26	505	567
AT&T Inc.	4.125%	2/17/26	515	585
AT&T Inc.	3.800%	2/15/27	700	785
AT&T Inc.	2.300%	6/1/27	450	462
AT&T Inc.	4.100%	2/15/28	804	915
AT&T Inc.	4.350%	3/1/29	650	751
AT&T Inc.	4.300%	2/15/30	660	766
AT&T Inc.	2.750%	6/1/31	450	464
AT&T Inc.	4.500%	5/15/35	200	236
AT&T Inc.	5.250%	3/1/37	500	615
AT&T Inc.	4.900%	8/15/37	300	357
AT&T Inc.	4.850%	3/1/39	480	582
AT&T Inc.	6.350%	3/15/40	100	136
AT&T Inc.	6.100%	7/15/40	100	135
AT&T Inc.	6.000%	8/15/40	300	403
AT&T Inc.	5.350%	9/1/40	600	746
AT&T Inc.	3.500%	6/1/41	500	517
AT&T Inc.	5.550%	8/15/41	225	285
AT&T Inc.	5.375%	10/15/41	100	124
AT&T Inc.	5.150%	3/15/42	375	464
AT&T Inc.	4.900%	6/15/42	525	632
AT&T Inc.	4.300%	12/15/42	271	300
AT&T Inc.	5.350%	12/15/43	175	215
AT&T Inc.	4.650%	6/1/44	100	115
AT&T Inc.	4.800%	6/15/44	575	669
AT&T Inc.	4.350%	6/15/45	624	694
AT&T Inc.	4.750%	5/15/46	650	770
AT&T Inc.	5.150%	11/15/46	1,473	1,806
AT&T Inc.	5.450%	3/1/47	500	655
AT&T Inc.	4.500%	3/9/48	500	589
AT&T Inc.	4.550%	3/9/49	362	426
AT&T Inc.	5.150%	2/15/50	332	425
AT&T Inc.	3.650%	6/1/51	600	612
AT&T Inc.	5.300%	8/15/58	307	391
AT&T Inc.	3.850%	6/1/60	300	310
Bell Canada Inc.	4.300%	7/29/49	100	123
British Telecommunications plc	4.500%	12/4/23	200	221
British Telecommunications plc	5.125%	12/4/28	100	124
British Telecommunications plc	9.625%	12/15/30	516	844
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	270
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	721
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	194
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	975
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	795
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	265
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	335
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	759
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	150	182
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	861
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	530
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	496
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	75	87
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	608
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	392
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	101
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	168
Comcast Corp.	2.750%	3/1/23	200	211
Comcast Corp.	3.000%	2/1/24	710	764
Comcast Corp.	3.375%	2/15/25	264	292
Comcast Corp.	3.100%	4/1/25	395	434
Comcast Corp.	3.375%	8/15/25	250	278
Comcast Corp.	3.950%	10/15/25	625	715
Comcast Corp.	3.150%	3/1/26	400	445
Comcast Corp.	2.350%	1/15/27	495	527
Comcast Corp.	3.300%	4/1/27	150	168
Comcast Corp.	3.150%	2/15/28	325	363
Comcast Corp.	4.150%	10/15/28	950	1,138
Comcast Corp.	2.650%	2/1/30	300	326
Comcast Corp.	3.400%	4/1/30	350	398
Comcast Corp.	4.250%	10/15/30	350	428
Comcast Corp.	1.950%	1/15/31	500	509
Comcast Corp.	4.250%	1/15/33	275	339
Comcast Corp.	4.200%	8/15/34	175	216
Comcast Corp.	5.650%	6/15/35	1,065	1,515
Comcast Corp.	4.400%	8/15/35	150	189
Comcast Corp.	3.200%	7/15/36	225	245
Comcast Corp.	6.450%	3/15/37	175	260
Comcast Corp.	6.950%	8/15/37	250	393
Comcast Corp.	3.900%	3/1/38	175	208
Comcast Corp.	6.400%	5/15/38	100	148
Comcast Corp.	4.600%	10/15/38	550	700
Comcast Corp.	3.250%	11/1/39	250	274
Comcast Corp.	6.400%	3/1/40	150	229
Comcast Corp.	3.750%	4/1/40	300	350
Comcast Corp.	4.650%	7/15/42	370	479
Comcast Corp.	4.500%	1/15/43	100	129
Comcast Corp.	4.600%	8/15/45	250	323
Comcast Corp.	3.400%	7/15/46	500	553
Comcast Corp.	3.969%	11/1/47	1,086	1,305
Comcast Corp.	4.000%	3/1/48	175	213
Comcast Corp.	4.700%	10/15/48	475	636
Comcast Corp.	3.999%	11/1/49	268	325
Comcast Corp.	3.450%	2/1/50	400	457
Comcast Corp.	2.800%	1/15/51	800	811
Comcast Corp.	4.950%	10/15/58	475	675
Crown Castle International Corp.	2.250%	9/1/21	125	128
Crown Castle International Corp.	4.875%	4/15/22	125	134
Crown Castle International Corp.	5.250%	1/15/23	125	139
Crown Castle International Corp.	3.150%	7/15/23	150	160
Crown Castle International Corp.	3.200%	9/1/24	250	271
Crown Castle International Corp.	1.350%	7/15/25	100	100
Crown Castle International Corp.	4.450%	2/15/26	250	286
Crown Castle International Corp.	3.700%	6/15/26	175	195
Crown Castle International Corp.	3.650%	9/1/27	325	363
Crown Castle International Corp.	3.800%	2/15/28	425	479
Crown Castle International Corp.	3.300%	7/1/30	115	126
Crown Castle International Corp.	2.250%	1/15/31	200	200

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Crown Castle International Corp.	4.750%	5/15/47	95	117
	Crown Castle International Corp.	5.200%	2/15/49	75	99
	Crown Castle International Corp.	4.150%	7/1/50	100	113
	Crown Castle International Corp.	3.250%	1/15/51	200	200
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,208
	Discovery Communications LLC	2.950%	3/20/23	100	105
	Discovery Communications LLC	3.800%	3/13/24	100	108
	Discovery Communications LLC	3.900%	11/15/24	150	164
	Discovery Communications LLC	3.450%	3/15/25	380	410
	Discovery Communications LLC	3.950%	6/15/25	303	333
	Discovery Communications LLC	4.900%	3/11/26	150	172
	Discovery Communications LLC	3.950%	3/20/28	400	448
	Discovery Communications LLC	4.125%	5/15/29	100	114
	Discovery Communications LLC	3.625%	5/15/30	230	251
	Discovery Communications LLC	5.000%	9/20/37	325	378
	Discovery Communications LLC	6.350%	6/1/40	150	202
	Discovery Communications LLC	4.950%	5/15/42	227	255
	Discovery Communications LLC	5.200%	9/20/47	225	262
	Discovery Communications LLC	5.300%	5/15/49	75	90
	Discovery Communications LLC	4.650%	5/15/50	200	227
	Electronic Arts Inc.	4.800%	3/1/26	100	119
	Fox Corp.	3.666%	1/25/22	50	52
	Fox Corp.	4.030%	1/25/24	250	276
	Fox Corp.	3.050%	4/7/25	100	108
	Fox Corp.	4.709%	1/25/29	375	450
	Fox Corp.	3.500%	4/8/30	150	167
	Fox Corp.	5.476%	1/25/39	250	334
	Fox Corp.	5.576%	1/25/49	425	591
	Grupo Televisa SAB	6.625%	3/18/25	100	117
	Grupo Televisa SAB	4.625%	1/30/26	100	109
	Grupo Televisa SAB	6.625%	1/15/40	125	162
	Grupo Televisa SAB	5.000%	5/13/45	425	469
	Grupo Televisa SAB	5.250%	5/24/49	200	231
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	52
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	159
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	461
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	116
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	117
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	194
	Koninklijke KPN NV	8.375%	10/1/30	125	179
	Moody’s Corp.	2.750%	12/15/21	100	103
	Moody’s Corp.	4.500%	9/1/22	100	107
	Moody’s Corp.	4.875%	2/15/24	250	282
	Moody’s Corp.	3.250%	1/15/28	200	222
	Moody’s Corp.	4.875%	12/17/48	125	163
	Moody’s Corp.	3.250%	5/20/50	100	108
	NBCUniversal Media LLC	2.875%	1/15/23	225	239
	NBCUniversal Media LLC	6.400%	4/30/40	150	230
	NBCUniversal Media LLC	5.950%	4/1/41	225	330
	NBCUniversal Media LLC	4.450%	1/15/43	225	283
	Omnicom Group Inc.	2.450%	4/30/30	150	152
	Omnicom Group Inc.	4.200%	6/1/30	100	116
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	250	264
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	165
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	279
	Orange SA	4.125%	9/14/21	325	339
	Orange SA	9.000%	3/1/31	450	731
	Orange SA	5.375%	1/13/42	325	450
	Orange SA	5.500%	2/6/44	200	289
	RELX Capital Inc.	3.500%	3/16/23	125	133
	RELX Capital Inc.	4.000%	3/18/29	100	116
	RELX Capital Inc.	3.000%	5/22/30	150	162
	Rogers Communications Inc.	3.000%	3/15/23	205	217
	Rogers Communications Inc.	4.100%	10/1/23	175	194
	Rogers Communications Inc.	3.625%	12/15/25	125	141
	Rogers Communications Inc.	2.900%	11/15/26	100	109
	Rogers Communications Inc.	4.500%	3/15/43	265	323
	Rogers Communications Inc.	5.000%	3/15/44	190	245
	Rogers Communications Inc.	4.350%	5/1/49	450	550
	Rogers Communications Inc.	3.700%	11/15/49	150	164
	S&P Global Inc.	4.000%	6/15/25	149	171
	S&P Global Inc.	4.400%	2/15/26	175	206
	S&P Global Inc.	2.500%	12/1/29	125	136
	S&P Global Inc.	4.500%	5/15/48	100	132
	S&P Global Inc.	3.250%	12/1/49	150	166
[5]	T-Mobile USA Inc.	3.500%	4/15/25	600	653
[5]	T-Mobile USA Inc.	1.500%	2/15/26	200	199
[5]	T-Mobile USA Inc.	3.750%	4/15/27	800	885
[5]	T-Mobile USA Inc.	2.050%	2/15/28	250	249
[5]	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,684
[5]	T-Mobile USA Inc.	2.550%	2/15/31	400	399
[5]	T-Mobile USA Inc.	4.375%	4/15/40	400	457
[5]	T-Mobile USA Inc.	4.500%	4/15/50	600	700
	Telefonica Emisiones SAU	4.103%	3/8/27	250	285
	Telefonica Emisiones SAU	7.045%	6/20/36	375	541
	Telefonica Emisiones SAU	4.665%	3/6/38	200	238
	Telefonica Emisiones SAU	5.213%	3/8/47	550	690
	Telefonica Emisiones SAU	4.895%	3/6/48	250	299
	Telefonica Emisiones SAU	5.520%	3/1/49	335	438
	Telefonica Europe BV	8.250%	9/15/30	250	381
	TELUS Corp.	2.800%	2/16/27	100	105
	TELUS Corp.	4.300%	6/15/49	200	236
	Thomson Reuters Corp.	5.500%	8/15/35	75	94
	Thomson Reuters Corp.	5.850%	4/15/40	100	126
	Thomson Reuters Corp.	5.650%	11/23/43	100	134
	Time Warner Cable LLC	6.550%	5/1/37	200	263
	Time Warner Cable LLC	7.300%	7/1/38	50	69
	Time Warner Cable LLC	6.750%	6/15/39	400	531
	Time Warner Cable LLC	5.875%	11/15/40	425	523
	Time Warner Cable LLC	5.500%	9/1/41	250	303
	Time Warner Cable LLC	4.500%	9/15/42	250	268
	Time Warner Entertainment Co. LP	8.375%	3/15/23	200	237
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	300
	Verizon Communications Inc.	3.450%	3/15/21	300	306
	Verizon Communications Inc.	2.946%	3/15/22	400	417
	Verizon Communications Inc.	5.150%	9/15/23	830	945
	Verizon Communications Inc.	4.150%	3/15/24	100	111
	Verizon Communications Inc.	3.500%	11/1/24	400	440
	Verizon Communications Inc.	3.376%	2/15/25	534	592
	Verizon Communications Inc.	2.625%	8/15/26	475	514
	Verizon Communications Inc.	4.125%	3/16/27	700	821
	Verizon Communications Inc.	3.000%	3/22/27	150	166
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,479
	Verizon Communications Inc.	4.016%	12/3/29	927	1,107
	Verizon Communications Inc.	3.150%	3/22/30	310	347
	Verizon Communications Inc.	4.500%	8/10/33	575	713
	Verizon Communications Inc.	4.400%	11/1/34	725	893
	Verizon Communications Inc.	4.272%	1/15/36	513	635
	Verizon Communications Inc.	5.250%	3/16/37	875	1,177
	Verizon Communications Inc.	4.812%	3/15/39	350	457
	Verizon Communications Inc.	4.750%	11/1/41	175	228
	Verizon Communications Inc.	3.850%	11/1/42	175	208
	Verizon Communications Inc.	4.125%	8/15/46	250	307
	Verizon Communications Inc.	4.862%	8/21/46	1,279	1,738
	Verizon Communications Inc.	4.522%	9/15/48	747	986
	Verizon Communications Inc.	5.012%	4/15/49	385	529
	Verizon Communications Inc.	4.000%	3/22/50	250	313
	Verizon Communications Inc.	4.672%	3/15/55	600	803
	ViacomCBS Inc.	2.900%	6/1/23	75	79
	ViacomCBS Inc.	4.250%	9/1/23	225	245
	ViacomCBS Inc.	3.875%	4/1/24	124	133
	ViacomCBS Inc.	3.700%	8/15/24	175	190
	ViacomCBS Inc.	3.500%	1/15/25	150	163
	ViacomCBS Inc.	4.750%	5/15/25	300	343
	ViacomCBS Inc.	2.900%	1/15/27	279	293
	ViacomCBS Inc.	3.375%	2/15/28	100	106
	ViacomCBS Inc.	3.700%	6/1/28	100	108
	ViacomCBS Inc.	4.950%	1/15/31	250	293

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ViacomCBS Inc.	4.200%	5/19/32	200	223
	ViacomCBS Inc.	5.500%	5/15/33	75	90
	ViacomCBS Inc.	6.875%	4/30/36	240	324
	ViacomCBS Inc.	5.900%	10/15/40	225	267
	ViacomCBS Inc.	4.850%	7/1/42	225	239
	ViacomCBS Inc.	4.375%	3/15/43	406	424
	ViacomCBS Inc.	5.850%	9/1/43	225	265
	ViacomCBS Inc.	4.900%	8/15/44	100	109
	ViacomCBS Inc.	4.950%	5/19/50	250	279
	Vodafone Group plc	3.750%	1/16/24	650	710
	Vodafone Group plc	4.125%	5/30/25	500	565
	Vodafone Group plc	4.375%	5/30/28	650	769
	Vodafone Group plc	7.875%	2/15/30	150	216
	Vodafone Group plc	6.250%	11/30/32	100	135
	Vodafone Group plc	5.000%	5/30/38	325	406
	Vodafone Group plc	4.375%	2/19/43	275	318
	Vodafone Group plc	5.250%	5/30/48	700	911
	Vodafone Group plc	4.875%	6/19/49	350	438
	Vodafone Group plc	4.250%	9/17/50	450	535
	Walt Disney Co.	2.550%	2/15/22	75	77
	Walt Disney Co.	2.450%	3/4/22	75	77
	Walt Disney Co.	1.650%	9/1/22	100	102
	Walt Disney Co.	3.000%	9/15/22	275	290
	Walt Disney Co.	1.750%	8/30/24	100	104
	Walt Disney Co.	3.700%	9/15/24	200	222
	Walt Disney Co.	3.350%	3/24/25	345	382
	Walt Disney Co.	3.150%	9/17/25	150	166
	Walt Disney Co.	3.700%	10/15/25	125	141
	Walt Disney Co.	1.750%	1/13/26	300	309
	Walt Disney Co.	1.850%	7/30/26	1,070	1,105
	Walt Disney Co.	2.200%	1/13/28	200	209
	Walt Disney Co.	2.000%	9/1/29	400	408
	Walt Disney Co.	3.800%	3/22/30	240	279
	Walt Disney Co.	2.650%	1/13/31	700	743
	Walt Disney Co.	6.550%	3/15/33	100	148
	Walt Disney Co.	6.200%	12/15/34	400	586
	Walt Disney Co.	6.400%	12/15/35	365	544
	Walt Disney Co.	6.150%	3/1/37	200	287
	Walt Disney Co.	4.625%	3/23/40	75	93
	Walt Disney Co.	3.500%	5/13/40	400	437
	Walt Disney Co.	4.375%	8/16/41	75	92
	Walt Disney Co.	4.125%	12/1/41	205	242
	Walt Disney Co.	3.700%	12/1/42	125	139
	Walt Disney Co.	5.400%	10/1/43	100	139
	Walt Disney Co.	4.750%	9/15/44	175	221
	Walt Disney Co.	2.750%	9/1/49	400	388
	Walt Disney Co.	4.700%	3/23/50	395	512
	Walt Disney Co.	3.600%	1/13/51	600	669
	Walt Disney Co.	3.800%	5/13/60	300	348
	Weibo Corp.	3.500%	7/5/24	200	206
	WPP Finance 2010	3.625%	9/7/22	200	208
	WPP Finance 2010	3.750%	9/19/24	100	108

	Consumer Cyclical (2.1%)
[5]	Advance Auto Parts Inc.	3.900%	4/15/30	250	268
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	307
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	209
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	435
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	442
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	342
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	229
	Alibaba Group Holding Ltd.	4.200%	12/6/47	425	517
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	128
	Amazon.com Inc.	3.300%	12/5/21	200	208
	Amazon.com Inc.	2.500%	11/29/22	150	157
	Amazon.com Inc.	2.400%	2/22/23	450	473
	Amazon.com Inc.	0.400%	6/3/23	200	200
	Amazon.com Inc.	2.800%	8/22/24	250	271
	Amazon.com Inc.	3.800%	12/5/24	120	136
	Amazon.com Inc.	0.800%	6/3/25	285	287
	Amazon.com Inc.	5.200%	12/3/25	225	275
	Amazon.com Inc.	1.200%	6/3/27	285	287
	Amazon.com Inc.	3.150%	8/22/27	800	911
	Amazon.com Inc.	1.500%	6/3/30	405	410
	Amazon.com Inc.	4.800%	12/5/34	225	306
	Amazon.com Inc.	3.875%	8/22/37	600	741
	Amazon.com Inc.	4.950%	12/5/44	350	497
	Amazon.com Inc.	4.050%	8/22/47	600	780
	Amazon.com Inc.	2.500%	6/3/50	590	598
	Amazon.com Inc.	4.250%	8/22/57	500	668
	Amazon.com Inc.	2.700%	6/3/60	400	407
	American Honda Finance Corp.	3.150%	1/8/21	250	253
	American Honda Finance Corp.	1.650%	7/12/21	150	152
	American Honda Finance Corp.	1.700%	9/9/21	400	405
	American Honda Finance Corp.	3.375%	12/10/21	150	156
	American Honda Finance Corp.	2.200%	6/27/22	150	154
	American Honda Finance Corp.	2.600%	11/16/22	40	42
	American Honda Finance Corp.	1.950%	5/10/23	200	207
	American Honda Finance Corp.	3.450%	7/14/23	125	134
	American Honda Finance Corp.	3.625%	10/10/23	100	109
	American Honda Finance Corp.	2.900%	2/16/24	150	160
	American Honda Finance Corp.	2.400%	6/27/24	100	105
	American Honda Finance Corp.	2.150%	9/10/24	125	130
	American Honda Finance Corp.	2.300%	9/9/26	50	53
	American Honda Finance Corp.	2.350%	1/8/27	100	106
	American Honda Finance Corp.	3.500%	2/15/28	100	113
	Aptiv Corp.	4.150%	3/15/24	125	132
	Aptiv plc	4.250%	1/15/26	150	166
	Aptiv plc	4.350%	3/15/29	50	53
	Aptiv plc	4.400%	10/1/46	50	48
	Aptiv plc	5.400%	3/15/49	50	53
	Automatic Data Processing Inc.	3.375%	9/15/25	200	224
	AutoNation Inc.	3.500%	11/15/24	205	211
	AutoNation Inc.	4.500%	10/1/25	150	161
	AutoNation Inc.	3.800%	11/15/27	75	78
	AutoZone Inc.	3.700%	4/15/22	100	104
	AutoZone Inc.	2.875%	1/15/23	75	78
	AutoZone Inc.	3.125%	7/15/23	125	133
	AutoZone Inc.	3.125%	4/18/24	130	140
	AutoZone Inc.	3.250%	4/15/25	132	145
	AutoZone Inc.	3.625%	4/15/25	153	171
	AutoZone Inc.	3.125%	4/21/26	100	110
	AutoZone Inc.	3.750%	6/1/27	100	112
	AutoZone Inc.	3.750%	4/18/29	100	114
	AutoZone Inc.	4.000%	4/15/30	250	289
	Best Buy Co. Inc.	5.500%	3/15/21	21	21
	Best Buy Co. Inc.	4.450%	10/1/28	200	232
	Block Financial LLC	5.500%	11/1/22	100	106
	Block Financial LLC	5.250%	10/1/25	100	110
	Booking Holdings Inc.	2.750%	3/15/23	100	105
	Booking Holdings Inc.	3.650%	3/15/25	100	110
	Booking Holdings Inc.	4.100%	4/13/25	200	224
	Booking Holdings Inc.	3.600%	6/1/26	225	247
	Booking Holdings Inc.	3.550%	3/15/28	100	109
	Booking Holdings Inc.	4.625%	4/13/30	400	468
	BorgWarner Inc.	3.375%	3/15/25	75	79
	BorgWarner Inc.	2.650%	7/1/27	200	205
	BorgWarner Inc.	4.375%	3/15/45	100	105
	Costco Wholesale Corp.	2.300%	5/18/22	150	155
	Costco Wholesale Corp.	2.750%	5/18/24	275	298
	Costco Wholesale Corp.	3.000%	5/18/27	100	113
	Costco Wholesale Corp.	1.375%	6/20/27	250	256
	Costco Wholesale Corp.	1.600%	4/20/30	400	404
	Costco Wholesale Corp.	1.750%	4/20/32	200	202
	Cummins Inc.	7.125%	3/1/28	100	137
	Cummins Inc.	4.875%	10/1/43	125	163
	Daimler Finance North America LLC	8.500%	1/18/31	250	378
	Darden Restaurants Inc.	3.850%	5/1/27	200	205
	Darden Restaurants Inc.	4.550%	2/15/48	50	47
	Dollar General Corp.	3.250%	4/15/23	150	160
	Dollar General Corp.	4.150%	11/1/25	105	121
	Dollar General Corp.	3.875%	4/15/27	150	172

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dollar General Corp.	4.125%	5/1/28	150	176
Dollar General Corp.	3.500%	4/3/30	100	112
Dollar General Corp.	4.125%	4/3/50	200	239
Dollar Tree Inc.	3.700%	5/15/23	100	107
Dollar Tree Inc.	4.000%	5/15/25	200	225
Dollar Tree Inc.	4.200%	5/15/28	300	349
DR Horton Inc.	4.375%	9/15/22	100	106
DR Horton Inc.	4.750%	2/15/23	225	243
DR Horton Inc.	5.750%	8/15/23	75	84
DR Horton Inc.	2.500%	10/15/24	100	104
eBay Inc.	3.800%	3/9/22	100	105
eBay Inc.	2.600%	7/15/22	450	465
eBay Inc.	2.750%	1/30/23	175	183
eBay Inc.	3.450%	8/1/24	125	136
eBay Inc.	1.900%	3/11/25	180	186
eBay Inc.	3.600%	6/5/27	300	338
eBay Inc.	2.700%	3/11/30	380	400
Expedia Group Inc.	4.500%	8/15/24	100	104
Expedia Group Inc.	5.000%	2/15/26	150	154
Expedia Group Inc.	3.250%	2/15/30	250	233
Ford Foundation	2.415%	6/1/50	50	51
General Motors Co.	4.875%	10/2/23	625	667
General Motors Co.	5.400%	10/2/23	250	270
General Motors Co.	4.000%	4/1/25	100	104
General Motors Co.	6.125%	10/1/25	400	448
General Motors Co.	4.200%	10/1/27	100	102
General Motors Co.	6.800%	10/1/27	100	116
General Motors Co.	5.000%	10/1/28	150	160
General Motors Co.	5.000%	4/1/35	165	166
General Motors Co.	6.600%	4/1/36	250	270
General Motors Co.	5.150%	4/1/38	225	218
General Motors Co.	6.250%	10/2/43	210	223
General Motors Co.	5.200%	4/1/45	230	222
General Motors Co.	6.750%	4/1/46	130	142
General Motors Co.	5.400%	4/1/48	200	198
General Motors Co.	5.950%	4/1/49	175	183
General Motors Financial Co. Inc.	4.200%	3/1/21	175	177
General Motors Financial Co. Inc.	3.550%	4/9/21	150	152
General Motors Financial Co. Inc.	3.200%	7/6/21	225	227
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	4.200%	11/6/21	50	51
General Motors Financial Co. Inc.	3.450%	1/14/22	125	127
General Motors Financial Co. Inc.	3.450%	4/10/22	355	362
General Motors Financial Co. Inc.	3.150%	6/30/22	100	101
General Motors Financial Co. Inc.	3.550%	7/8/22	200	205
General Motors Financial Co. Inc.	3.250%	1/5/23	275	280
General Motors Financial Co. Inc.	5.200%	3/20/23	300	321
General Motors Financial Co. Inc.	3.700%	5/9/23	200	206
General Motors Financial Co. Inc.	4.250%	5/15/23	150	156
General Motors Financial Co. Inc.	4.150%	6/19/23	200	209
General Motors Financial Co. Inc.	5.100%	1/17/24	100	107
General Motors Financial Co. Inc.	3.950%	4/13/24	400	412
General Motors Financial Co. Inc.	3.500%	11/7/24	200	203
General Motors Financial Co. Inc.	4.000%	1/15/25	175	182
General Motors Financial Co. Inc.	2.900%	2/26/25	958	953
General Motors Financial Co. Inc.	4.350%	4/9/25	325	342
General Motors Financial Co. Inc.	2.750%	6/20/25	150	147
General Motors Financial Co. Inc.	5.250%	3/1/26	150	163
General Motors Financial Co. Inc.	4.000%	10/6/26	100	103
General Motors Financial Co. Inc.	4.350%	1/17/27	325	336
General Motors Financial Co. Inc.	3.850%	1/5/28	100	100
General Motors Financial Co. Inc.	5.650%	1/17/29	150	167
General Motors Financial Co. Inc.	3.600%	6/21/30	100	97
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	107
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	75
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	218
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	192
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	297
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	173
Harley-Davidson Inc.	3.500%	7/28/25	100	103
Harley-Davidson Inc.	4.625%	7/28/45	125	131
Harman International Industries Inc.	4.150%	5/15/25	76	83
Home Depot Inc.	3.250%	3/1/22	150	157
Home Depot Inc.	2.625%	6/1/22	265	277
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	222
Home Depot Inc.	3.350%	9/15/25	250	281
Home Depot Inc.	3.000%	4/1/26	275	308
Home Depot Inc.	2.125%	9/15/26	100	107
Home Depot Inc.	2.500%	4/15/27	195	214
Home Depot Inc.	2.800%	9/14/27	200	223
Home Depot Inc.	3.900%	12/6/28	100	120
Home Depot Inc.	2.950%	6/15/29	700	786
Home Depot Inc.	2.700%	4/15/30	445	489
Home Depot Inc.	5.875%	12/16/36	825	1,218
Home Depot Inc.	3.300%	4/15/40	295	334
Home Depot Inc.	5.950%	4/1/41	175	263
Home Depot Inc.	4.200%	4/1/43	200	247
Home Depot Inc.	4.875%	2/15/44	300	406
Home Depot Inc.	4.400%	3/15/45	100	127
Home Depot Inc.	4.250%	4/1/46	330	414
Home Depot Inc.	3.900%	6/15/47	250	302
Home Depot Inc.	4.500%	12/6/48	125	166
Home Depot Inc.	3.125%	12/15/49	525	574
Home Depot Inc.	3.350%	4/15/50	200	229
Home Depot Inc.	3.500%	9/15/56	150	174
Hyatt Hotels Corp.	3.375%	7/15/23	100	101
Hyatt Hotels Corp.	4.850%	3/15/26	50	52
Hyatt Hotels Corp.	4.375%	9/15/28	75	76
IHC Health Services Inc.	4.131%	5/15/48	100	130
IHS Markit Ltd.	3.625%	5/1/24	100	107
IHS Markit Ltd.	4.750%	8/1/28	140	164
IHS Markit Ltd.	4.250%	5/1/29	100	114
JD.com Inc.	3.125%	4/29/21	200	202
JD.com Inc.	3.375%	1/14/30	200	213
Kohl’s Corp.	4.250%	7/17/25	100	98
Kohl’s Corp.	5.550%	7/17/45	100	88
Las Vegas Sands Corp.	3.200%	8/8/24	365	362
Las Vegas Sands Corp.	2.900%	6/25/25	200	194
Las Vegas Sands Corp.	3.500%	8/18/26	145	144
Las Vegas Sands Corp.	3.900%	8/8/29	65	64
Lear Corp.	3.800%	9/15/27	100	102
Lear Corp.	4.250%	5/15/29	150	154
Lear Corp.	3.500%	5/30/30	100	99
Lear Corp.	5.250%	5/15/49	125	129
Lowe’s Cos. Inc.	3.120%	4/15/22	150	156
Lowe’s Cos. Inc.	3.875%	9/15/23	275	302
Lowe’s Cos. Inc.	3.125%	9/15/24	100	109
Lowe’s Cos. Inc.	3.375%	9/15/25	200	224
Lowe’s Cos. Inc.	2.500%	4/15/26	250	270
Lowe’s Cos. Inc.	3.100%	5/3/27	350	389
Lowe’s Cos. Inc.	6.500%	3/15/29	67	90
Lowe’s Cos. Inc.	3.650%	4/5/29	300	343
Lowe’s Cos. Inc.	4.500%	4/15/30	250	303
Lowe’s Cos. Inc.	4.650%	4/15/42	100	125
Lowe’s Cos. Inc.	4.250%	9/15/44	100	118
Lowe’s Cos. Inc.	4.375%	9/15/45	150	178
Lowe’s Cos. Inc.	3.700%	4/15/46	250	279
Lowe’s Cos. Inc.	4.050%	5/3/47	300	351
Lowe’s Cos. Inc.	4.550%	4/5/49	375	471
Lowe’s Cos. Inc.	5.125%	4/15/50	300	414
Magna International Inc.	3.625%	6/15/24	170	185
Magna International Inc.	4.150%	10/1/25	100	111
Magna International Inc.	2.450%	6/15/30	100	102
Marriott International Inc.	3.125%	10/15/21	50	50
Marriott International Inc.	2.125%	10/3/22	200	196
Marriott International Inc.	3.750%	3/15/25	175	175
Marriott International Inc.	3.750%	10/1/25	65	65
Marriott International Inc.	3.125%	6/15/26	683	664
Marriott International Inc.	4.000%	4/15/28	50	50
Marriott International Inc.	4.625%	6/15/30	200	208

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mastercard Inc.	2.000%	11/21/21	100	102
	Mastercard Inc.	3.375%	4/1/24	300	332
	Mastercard Inc.	2.000%	3/3/25	524	555
	Mastercard Inc.	2.950%	11/21/26	100	112
	Mastercard Inc.	3.300%	3/26/27	200	226
	Mastercard Inc.	3.500%	2/26/28	50	57
	Mastercard Inc.	2.950%	6/1/29	275	308
	Mastercard Inc.	3.350%	3/26/30	300	346
	Mastercard Inc.	3.800%	11/21/46	100	121
	Mastercard Inc.	3.950%	2/26/48	100	125
	Mastercard Inc.	3.650%	6/1/49	250	301
	Mastercard Inc.	3.850%	3/26/50	300	374
	McDonald’s Corp.	2.625%	1/15/22	275	284
	McDonald’s Corp.	3.350%	4/1/23	200	214
	McDonald’s Corp.	3.375%	5/26/25	175	194
	McDonald’s Corp.	3.300%	7/1/25	100	111
	McDonald’s Corp.	3.700%	1/30/26	300	341
	McDonald’s Corp.	3.500%	3/1/27	200	226
	McDonald’s Corp.	3.500%	7/1/27	315	357
	McDonald’s Corp.	3.800%	4/1/28	350	407
	McDonald’s Corp.	2.625%	9/1/29	200	214
	McDonald’s Corp.	2.125%	3/1/30	200	205
	McDonald’s Corp.	3.600%	7/1/30	200	230
	McDonald’s Corp.	4.700%	12/9/35	200	254
	McDonald’s Corp.	6.300%	10/15/37	150	218
	McDonald’s Corp.	6.300%	3/1/38	100	146
	McDonald’s Corp.	5.700%	2/1/39	100	139
	McDonald’s Corp.	3.700%	2/15/42	25	28
	McDonald’s Corp.	3.625%	5/1/43	100	110
	McDonald’s Corp.	4.600%	5/26/45	210	258
	McDonald’s Corp.	4.875%	12/9/45	300	388
	McDonald’s Corp.	4.450%	3/1/47	250	306
	McDonald’s Corp.	4.450%	9/1/48	150	185
	McDonald’s Corp.	3.625%	9/1/49	350	387
	McDonald’s Corp.	4.200%	4/1/50	200	242
	NIKE Inc.	2.400%	3/27/25	225	242
	NIKE Inc.	2.375%	11/1/26	200	218
	NIKE Inc.	2.750%	3/27/27	200	220
	NIKE Inc.	2.850%	3/27/30	200	222
	NIKE Inc.	3.250%	3/27/40	200	224
	NIKE Inc.	3.625%	5/1/43	125	146
	NIKE Inc.	3.875%	11/1/45	225	271
	NIKE Inc.	3.375%	11/1/46	100	112
	NIKE Inc.	3.375%	3/27/50	300	347
	Nordstrom Inc.	4.000%	10/15/21	125	125
	Nordstrom Inc.	4.000%	3/15/27	100	83
	Nordstrom Inc.	4.375%	4/1/30	125	99
	Nordstrom Inc.	5.000%	1/15/44	190	140
	NVR Inc.	3.950%	9/15/22	100	107
	NVR Inc.	3.000%	5/15/30	100	104
	O’Reilly Automotive Inc.	3.800%	9/1/22	100	105
	O’Reilly Automotive Inc.	3.850%	6/15/23	75	79
	O’Reilly Automotive Inc.	3.550%	3/15/26	100	114
	O’Reilly Automotive Inc.	3.600%	9/1/27	325	366
	O’Reilly Automotive Inc.	4.200%	4/1/30	125	146
	PACCAR Financial Corp.	2.050%	11/13/20	50	50
	PACCAR Financial Corp.	2.250%	2/25/21	75	76
	PACCAR Financial Corp.	3.150%	8/9/21	25	26
	PACCAR Financial Corp.	2.850%	3/1/22	100	103
	PACCAR Financial Corp.	2.650%	5/10/22	100	104
	PACCAR Financial Corp.	2.300%	8/10/22	50	52
	PACCAR Financial Corp.	2.000%	9/26/22	50	52
	PACCAR Financial Corp.	3.400%	8/9/23	100	108
	PACCAR Financial Corp.	2.150%	8/15/24	75	79
	PACCAR Financial Corp.	1.800%	2/6/25	60	62
	Ralph Lauren Corp.	1.700%	6/15/22	100	102
	Ralph Lauren Corp.	3.750%	9/15/25	50	56
	Ralph Lauren Corp.	2.950%	6/15/30	200	204
	Ross Stores Inc.	4.600%	4/15/25	200	229
	Ross Stores Inc.	4.700%	4/15/27	150	174
	Ross Stores Inc.	4.800%	4/15/30	150	180
	Ross Stores Inc.	5.450%	4/15/50	150	193
	Sands China Ltd.	4.600%	8/8/23	400	420
	Sands China Ltd.	5.125%	8/8/25	400	434
	Sands China Ltd.	5.400%	8/8/28	300	333
[5]	Sands China Ltd.	4.375%	6/18/30	200	208
	Starbucks Corp.	1.300%	5/7/22	100	101
	Starbucks Corp.	2.700%	6/15/22	75	78
	Starbucks Corp.	3.100%	3/1/23	375	399
	Starbucks Corp.	3.850%	10/1/23	100	109
	Starbucks Corp.	2.450%	6/15/26	200	214
	Starbucks Corp.	3.500%	3/1/28	100	113
	Starbucks Corp.	4.000%	11/15/28	200	234
	Starbucks Corp.	3.550%	8/15/29	200	228
	Starbucks Corp.	2.250%	3/12/30	450	466
	Starbucks Corp.	2.550%	11/15/30	300	315
	Starbucks Corp.	4.300%	6/15/45	50	57
	Starbucks Corp.	3.750%	12/1/47	125	134
	Starbucks Corp.	4.500%	11/15/48	200	241
	Starbucks Corp.	3.350%	3/12/50	100	103
	Starbucks Corp.	3.500%	11/15/50	300	316
	Tapestry Inc.	3.000%	7/15/22	125	123
	Tapestry Inc.	4.250%	4/1/25	97	94
	Tapestry Inc.	4.125%	7/15/27	100	94
	Target Corp.	2.900%	1/15/22	200	208
	Target Corp.	3.500%	7/1/24	325	363
	Target Corp.	2.250%	4/15/25	200	214
	Target Corp.	2.500%	4/15/26	175	192
	Target Corp.	3.375%	4/15/29	200	230
	Target Corp.	2.650%	9/15/30	250	274
	Target Corp.	6.350%	11/1/32	140	203
	Target Corp.	6.500%	10/15/37	103	160
	Target Corp.	7.000%	1/15/38	125	202
	Target Corp.	4.000%	7/1/42	445	559
	Target Corp.	3.625%	4/15/46	200	244
	TJX Cos. Inc.	2.500%	5/15/23	100	105
	TJX Cos. Inc.	3.500%	4/15/25	150	167
	TJX Cos. Inc.	2.250%	9/15/26	350	373
	TJX Cos. Inc.	3.750%	4/15/27	450	515
	TJX Cos. Inc.	3.875%	4/15/30	395	464
	TJX Cos. Inc.	4.500%	4/15/50	100	128
	Toyota Motor Corp.	3.183%	7/20/21	140	144
	Toyota Motor Corp.	2.157%	7/2/22	100	103
	Toyota Motor Corp.	3.419%	7/20/23	150	162
	Toyota Motor Corp.	2.358%	7/2/24	100	105
	Toyota Motor Corp.	2.760%	7/2/29	100	110
	Toyota Motor Credit Corp.	2.950%	4/13/21	100	102
	Toyota Motor Credit Corp.	3.400%	9/15/21	175	181
	Toyota Motor Credit Corp.	1.800%	10/7/21	80	81
	Toyota Motor Credit Corp.	2.600%	1/11/22	200	206
	Toyota Motor Credit Corp.	3.300%	1/12/22	175	182
	Toyota Motor Credit Corp.	2.650%	4/12/22	500	518
	Toyota Motor Credit Corp.	1.150%	5/26/22	1,100	1,112
	Toyota Motor Credit Corp.	2.800%	7/13/22	100	104
	Toyota Motor Credit Corp.	2.150%	9/8/22	200	206
	Toyota Motor Credit Corp.	2.625%	1/10/23	100	105
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	203
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	314
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	135
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	258
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	139
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	222
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	111
	Toyota Motor Credit Corp.	3.650%	1/8/29	100	116
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	158
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	460
	VF Corp.	2.050%	4/23/22	200	205
	VF Corp.	2.400%	4/23/25	200	211
	VF Corp.	2.950%	4/23/30	200	214
	Visa Inc.	2.150%	9/15/22	100	104
	Visa Inc.	2.800%	12/14/22	550	580
	Visa Inc.	3.150%	12/14/25	925	1,031

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Visa Inc.	1.900%	4/15/27	200	209
	Visa Inc.	2.750%	9/15/27	150	165
	Visa Inc.	2.050%	4/15/30	250	262
	Visa Inc.	4.150%	12/14/35	325	415
	Visa Inc.	2.700%	4/15/40	200	214
	Visa Inc.	4.300%	12/14/45	825	1,088
	Visa Inc.	3.650%	9/15/47	100	122
	Walgreen Co.	3.100%	9/15/22	250	262
	Walgreen Co.	4.400%	9/15/42	195	204
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	232
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	413
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	352
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	150	155
	Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	140
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	298
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	123
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	151
	Walmart Inc.	2.350%	12/15/22	800	838
	Walmart Inc.	2.550%	4/11/23	150	158
	Walmart Inc.	3.400%	6/26/23	250	272
	Walmart Inc.	3.300%	4/22/24	250	274
	Walmart Inc.	2.850%	7/8/24	275	298
	Walmart Inc.	2.650%	12/15/24	200	217
	Walmart Inc.	3.550%	6/26/25	309	350
	Walmart Inc.	3.050%	7/8/26	250	282
	Walmart Inc.	5.875%	4/5/27	405	532
	Walmart Inc.	3.700%	6/26/28	450	532
	Walmart Inc.	3.250%	7/8/29	300	348
	Walmart Inc.	2.375%	9/24/29	175	190
	Walmart Inc.	7.550%	2/15/30	105	160
	Walmart Inc.	5.250%	9/1/35	385	560
	Walmart Inc.	6.200%	4/15/38	315	489
	Walmart Inc.	3.950%	6/28/38	275	350
	Walmart Inc.	5.000%	10/25/40	100	142
	Walmart Inc.	4.000%	4/11/43	274	347
	Walmart Inc.	4.300%	4/22/44	361	482
	Walmart Inc.	3.625%	12/15/47	265	324
	Walmart Inc.	4.050%	6/29/48	425	557
	Walmart Inc.	2.950%	9/24/49	500	562
	Western Union Co.	3.600%	3/15/22	100	104
	Western Union Co.	2.850%	1/10/25	108	113
	Western Union Co.	6.200%	11/17/36	100	115
	Western Union Co.	6.200%	6/21/40	35	39

	Consumer Noncyclical (4.8%)
	Abbott Laboratories	2.550%	3/15/22	175	182
	Abbott Laboratories	3.400%	11/30/23	316	344
	Abbott Laboratories	2.950%	3/15/25	175	193
	Abbott Laboratories	3.875%	9/15/25	75	86
	Abbott Laboratories	3.750%	11/30/26	367	427
	Abbott Laboratories	1.150%	1/30/28	100	100
	Abbott Laboratories	1.400%	6/30/30	150	149
	Abbott Laboratories	4.750%	11/30/36	375	503
	Abbott Laboratories	5.300%	5/27/40	250	357
	Abbott Laboratories	4.750%	4/15/43	175	233
	Abbott Laboratories	4.900%	11/30/46	775	1,104
	AbbVie Inc.	3.375%	11/14/21	250	259
[5]	AbbVie Inc.	2.150%	11/19/21	250	254
[5]	AbbVie Inc.	3.450%	3/15/22	507	527
[5]	AbbVie Inc.	3.250%	10/1/22	300	314
	AbbVie Inc.	2.900%	11/6/22	800	838
	AbbVie Inc.	3.200%	11/6/22	275	291
[5]	AbbVie Inc.	2.300%	11/21/22	1,375	1,422
	AbbVie Inc.	2.850%	5/14/23	200	210
	AbbVie Inc.	3.750%	11/14/23	250	272
[5]	AbbVie Inc.	3.850%	6/15/24	200	220
[5]	AbbVie Inc.	2.600%	11/21/24	750	793
[5]	AbbVie Inc.	3.800%	3/15/25	590	655
	AbbVie Inc.	3.600%	5/14/25	911	1,007
	AbbVie Inc.	3.200%	5/14/26	350	387
[5]	AbbVie Inc.	2.950%	11/21/26	740	804
	AbbVie Inc.	4.250%	11/14/28	350	412
[5]	AbbVie Inc.	3.200%	11/21/29	1,130	1,239
[5]	AbbVie Inc.	4.550%	3/15/35	350	425
	AbbVie Inc.	4.500%	5/14/35	495	600
	AbbVie Inc.	4.300%	5/14/36	190	225
[5]	AbbVie Inc.	4.050%	11/21/39	775	899
[5]	AbbVie Inc.	4.625%	10/1/42	190	231
	AbbVie Inc.	4.400%	11/6/42	501	604
[5]	AbbVie Inc.	4.850%	6/15/44	230	291
[5]	AbbVie Inc.	4.750%	3/15/45	75	93
	AbbVie Inc.	4.700%	5/14/45	602	752
	AbbVie Inc.	4.450%	5/14/46	455	552
	AbbVie Inc.	4.875%	11/14/48	550	714
[5]	AbbVie Inc.	4.250%	11/21/49	1,025	1,239
	Adventist Health System/West	2.952%	3/1/29	100	104
	Adventist Health System/West	3.630%	3/1/49	100	100
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	57
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	128
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	83
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	79
	Agilent Technologies Inc.	3.200%	10/1/22	75	78
	Agilent Technologies Inc.	3.875%	7/15/23	100	109
	Agilent Technologies Inc.	3.050%	9/22/26	75	82
	Agilent Technologies Inc.	2.750%	9/15/29	100	109
	Agilent Technologies Inc.	2.100%	6/4/30	100	102
	AHS Hospital Corp.	5.024%	7/1/45	75	97
[5]	Allergan Inc.	2.800%	3/15/23	100	102
	Allina Health System	3.887%	4/15/49	75	90
	Altria Group Inc.	3.490%	2/14/22	200	209
	Altria Group Inc.	2.850%	8/9/22	375	391
	Altria Group Inc.	2.950%	5/2/23	400	421
	Altria Group Inc.	4.000%	1/31/24	250	276
	Altria Group Inc.	2.350%	5/6/25	150	158
	Altria Group Inc.	4.400%	2/14/26	275	316
	Altria Group Inc.	2.625%	9/16/26	75	80
	Altria Group Inc.	4.800%	2/14/29	575	670
	Altria Group Inc.	3.400%	5/6/30	75	81
	Altria Group Inc.	5.800%	2/14/39	400	497
	Altria Group Inc.	4.250%	8/9/42	275	292
	Altria Group Inc.	4.500%	5/2/43	125	134
	Altria Group Inc.	5.375%	1/31/44	350	419
	Altria Group Inc.	3.875%	9/16/46	175	174
	Altria Group Inc.	5.950%	2/14/49	500	654
	Altria Group Inc.	4.450%	5/6/50	200	219
	Altria Group Inc.	6.200%	2/14/59	100	133
	AmerisourceBergen Corp.	3.400%	5/15/24	75	81
	AmerisourceBergen Corp.	3.250%	3/1/25	50	54
	AmerisourceBergen Corp.	3.450%	12/15/27	275	310
	AmerisourceBergen Corp.	2.800%	5/15/30	100	105
	AmerisourceBergen Corp.	4.250%	3/1/45	25	28
	AmerisourceBergen Corp.	4.300%	12/15/47	175	197
	Amgen Inc.	3.875%	11/15/21	207	215
	Amgen Inc.	2.700%	5/1/22	75	78
	Amgen Inc.	2.650%	5/11/22	275	285
	Amgen Inc.	3.625%	5/15/22	225	236
	Amgen Inc.	2.250%	8/19/23	150	157
	Amgen Inc.	3.625%	5/22/24	500	548
	Amgen Inc.	1.900%	2/21/25	100	104
	Amgen Inc.	3.125%	5/1/25	175	192
	Amgen Inc.	2.600%	8/19/26	455	496
	Amgen Inc.	2.200%	2/21/27	150	158
	Amgen Inc.	2.450%	2/21/30	300	317
	Amgen Inc.	2.300%	2/25/31	275	286
	Amgen Inc.	3.150%	2/21/40	625	664
	Amgen Inc.	4.950%	10/1/41	240	312
	Amgen Inc.	5.150%	11/15/41	250	332
	Amgen Inc.	4.400%	5/1/45	450	562
	Amgen Inc.	4.563%	6/15/48	356	463
	Amgen Inc.	3.375%	2/21/50	350	383
	Amgen Inc.	4.663%	6/15/51	659	874

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,173
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,401
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,809
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	266
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	606
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	110
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	117
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	325
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	229
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	576
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	70	73
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	164
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	882	1,001
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	575
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	925	1,114
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	250	281
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	340	427
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	314
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	239
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	157
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	393
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	347
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	500	583
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	476	547
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	475	633
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	650	772
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	422
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	218
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	450
	Archer-Daniels-Midland Co.	3.375%	3/15/22	100	105
	Archer-Daniels-Midland Co.	2.750%	3/27/25	100	108
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	217
	Archer-Daniels-Midland Co.	3.250%	3/27/30	100	113
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	117
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	137
	Archer-Daniels-Midland Co.	4.535%	3/26/42	50	65
	Archer-Daniels-Midland Co.	4.016%	4/16/43	200	237
	Archer-Daniels-Midland Co.	3.750%	9/15/47	100	121
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	174
	Ascension Health	2.532%	11/15/29	100	107
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	219
[3]	Ascension Health	4.847%	11/15/53	75	100
	AstraZeneca plc	2.375%	6/12/22	225	232
	AstraZeneca plc	3.500%	8/17/23	225	243
	AstraZeneca plc	3.375%	11/16/25	400	448
	AstraZeneca plc	3.125%	6/12/27	175	193
	AstraZeneca plc	4.000%	1/17/29	200	237
	AstraZeneca plc	6.450%	9/15/37	450	673
	AstraZeneca plc	4.000%	9/18/42	290	351
	AstraZeneca plc	4.375%	11/16/45	200	257
	AstraZeneca plc	4.375%	8/17/48	235	310
	Banner Health	2.338%	1/1/30	125	129
	Banner Health	3.181%	1/1/50	75	80
	BAT Capital Corp.	2.764%	8/15/22	325	336
	BAT Capital Corp.	3.222%	8/15/24	650	694
	BAT Capital Corp.	3.215%	9/6/26	200	214
	BAT Capital Corp.	4.700%	4/2/27	100	114
	BAT Capital Corp.	3.557%	8/15/27	675	730
	BAT Capital Corp.	3.462%	9/6/29	125	133
	BAT Capital Corp.	4.906%	4/2/30	200	235
	BAT Capital Corp.	4.390%	8/15/37	525	568
	BAT Capital Corp.	4.540%	8/15/47	575	627
	BAT Capital Corp.	4.758%	9/6/49	250	282
	BAT Capital Corp.	5.282%	4/2/50	75	90
	Baxalta Inc.	3.600%	6/23/22	15	16
	Baxalta Inc.	4.000%	6/23/25	97	110
	Baxalta Inc.	5.250%	6/23/45	73	100
	Baxter International Inc.	1.700%	8/15/21	150	152
[5]	Baxter International Inc.	3.750%	10/1/25	155	176
[5]	Baxter International Inc.	3.950%	4/1/30	95	112
	Baxter International Inc.	3.500%	8/15/46	100	111
	Baylor Scott & White Holdings	4.185%	11/15/45	100	123
	Beam Suntory Inc.	3.250%	5/15/22	50	52
	Becton Dickinson & Co.	3.125%	11/8/21	65	67
	Becton Dickinson & Co.	2.894%	6/6/22	350	362
	Becton Dickinson & Co.	3.300%	3/1/23	50	53
	Becton Dickinson & Co.	3.734%	12/15/24	272	299
	Becton Dickinson & Co.	3.700%	6/6/27	375	417
	Becton Dickinson & Co.	4.875%	5/15/44	26	32
	Becton Dickinson & Co.	4.685%	12/15/44	196	240
	Becton Dickinson & Co.	4.669%	6/6/47	300	367
	Biogen Inc.	3.625%	9/15/22	275	292
	Biogen Inc.	4.050%	9/15/25	350	401
	Biogen Inc.	2.250%	5/1/30	300	303
	Biogen Inc.	5.200%	9/15/45	350	458
	Biogen Inc.	3.150%	5/1/50	300	289
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	110
	Boston Scientific Corp.	3.375%	5/15/22	50	52
	Boston Scientific Corp.	3.450%	3/1/24	175	190
	Boston Scientific Corp.	3.850%	5/15/25	77	86
	Boston Scientific Corp.	1.900%	6/1/25	1,050	1,087
	Boston Scientific Corp.	3.750%	3/1/26	125	141
	Boston Scientific Corp.	4.000%	3/1/29	150	171
	Boston Scientific Corp.	2.650%	6/1/30	400	413
	Boston Scientific Corp.	7.000%	11/15/35	100	144
	Boston Scientific Corp.	4.550%	3/1/39	175	212
	Boston Scientific Corp.	7.375%	1/15/40	50	77
	Boston Scientific Corp.	4.700%	3/1/49	200	257
[5]	Bristol-Myers Squibb Co.	2.250%	8/15/21	75	76
[5]	Bristol-Myers Squibb Co.	2.600%	5/16/22	300	312
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	283
[5]	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	343
[5]	Bristol-Myers Squibb Co.	2.750%	2/15/23	150	158
[5]	Bristol-Myers Squibb Co.	3.250%	2/20/23	200	208
	Bristol-Myers Squibb Co.	7.150%	6/15/23	200	237
[5]	Bristol-Myers Squibb Co.	4.000%	8/15/23	125	138
[5]	Bristol-Myers Squibb Co.	3.625%	5/15/24	175	191
[5]	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	730
[5]	Bristol-Myers Squibb Co.	3.875%	8/15/25	475	542
[5]	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	515
[5]	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	241
[5]	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	323
[5]	Bristol-Myers Squibb Co.	3.400%	7/26/29	935	1,075
[5]	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	481
[5]	Bristol-Myers Squibb Co.	5.700%	10/15/40	50	74
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	110
[5]	Bristol-Myers Squibb Co.	5.250%	8/15/43	150	216
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	98
[5]	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	232
[5]	Bristol-Myers Squibb Co.	5.000%	8/15/45	400	560
[5]	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	327
[5]	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	403
[5]	Bristol-Myers Squibb Co.	4.250%	10/26/49	725	955
	Brown-Forman Corp.	3.500%	4/15/25	81	91
	Brown-Forman Corp.	4.500%	7/15/45	100	125
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	259
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	136
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	210
	Campbell Soup Co.	3.650%	3/15/23	65	70
	Campbell Soup Co.	3.950%	3/15/25	200	225
	Campbell Soup Co.	3.300%	3/19/25	125	135
	Campbell Soup Co.	4.150%	3/15/28	175	202
	Campbell Soup Co.	2.375%	4/24/30	150	155
	Campbell Soup Co.	4.800%	3/15/48	135	174
	Campbell Soup Co.	3.125%	4/24/50	100	102
	Cardinal Health Inc.	2.616%	6/15/22	115	118
	Cardinal Health Inc.	3.200%	3/15/23	150	158
	Cardinal Health Inc.	3.079%	6/15/24	290	309

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cardinal Health Inc.	3.750%	9/15/25	100	111
	Cardinal Health Inc.	3.410%	6/15/27	265	297
	Cardinal Health Inc.	4.600%	3/15/43	75	83
	Cardinal Health Inc.	4.500%	11/15/44	50	55
	Cardinal Health Inc.	4.900%	9/15/45	100	117
	Cardinal Health Inc.	4.368%	6/15/47	125	140
	Children’s Hospital Corp.	4.115%	1/1/47	75	91
	Children’s Hospital Corp.	2.585%	2/1/50	50	50
	Children’s Hospital Medical Center	4.268%	5/15/44	50	58
	CHRISTUS Health	4.341%	7/1/28	125	139
	Church & Dwight Co. Inc.	2.450%	8/1/22	25	26
	Church & Dwight Co. Inc.	3.150%	8/1/27	100	110
	Church & Dwight Co. Inc.	3.950%	8/1/47	75	85
	Cigna Corp.	3.400%	9/17/21	280	289
[5]	Cigna Corp.	3.900%	2/15/22	200	210
[5]	Cigna Corp.	3.050%	11/30/22	100	105
[5]	Cigna Corp.	3.000%	7/15/23	700	742
	Cigna Corp.	3.750%	7/15/23	133	144
[5]	Cigna Corp.	3.500%	6/15/24	175	190
[5]	Cigna Corp.	3.250%	4/15/25	250	273
	Cigna Corp.	4.125%	11/15/25	265	303
[5]	Cigna Corp.	4.500%	2/25/26	390	446
[5]	Cigna Corp.	3.400%	3/1/27	275	303
[5]	Cigna Corp.	7.875%	5/15/27	41	52
[5]	Cigna Corp.	3.050%	10/15/27	225	244
	Cigna Corp.	4.375%	10/15/28	610	720
	Cigna Corp.	2.400%	3/15/30	340	352
	Cigna Corp.	4.800%	8/15/38	415	527
	Cigna Corp.	3.200%	3/15/40	150	159
[5]	Cigna Corp.	6.125%	11/15/41	92	131
[5]	Cigna Corp.	4.800%	7/15/46	400	506
[5]	Cigna Corp.	3.875%	10/15/47	120	136
	Cigna Corp.	4.900%	12/15/48	570	746
	Cigna Corp.	3.400%	3/15/50	225	242
	City of Hope	5.623%	11/15/43	75	108
	City of Hope	4.378%	8/15/48	100	122
	Cleveland Clinic Foundation	4.858%	1/1/14	100	139
	Clorox Co.	3.800%	11/15/21	250	261
	Clorox Co.	3.050%	9/15/22	100	105
	Clorox Co.	3.500%	12/15/24	175	194
	Clorox Co.	3.100%	10/1/27	50	56
	Clorox Co.	3.900%	5/15/28	50	58
	Clorox Co.	1.800%	5/15/30	50	50
	Coca-Cola Co.	1.550%	9/1/21	175	177
	Coca-Cola Co.	3.300%	9/1/21	250	259
	Coca-Cola Co.	2.200%	5/25/22	100	103
	Coca-Cola Co.	3.200%	11/1/23	225	245
	Coca-Cola Co.	1.750%	9/6/24	100	105
	Coca-Cola Co.	2.950%	3/25/25	95	105
	Coca-Cola Co.	2.875%	10/27/25	300	333
	Coca-Cola Co.	2.550%	6/1/26	100	110
	Coca-Cola Co.	2.250%	9/1/26	410	443
	Coca-Cola Co.	3.375%	3/25/27	200	229
	Coca-Cola Co.	2.900%	5/25/27	50	56
	Coca-Cola Co.	1.450%	6/1/27	600	616
	Coca-Cola Co.	2.125%	9/6/29	125	133
	Coca-Cola Co.	3.450%	3/25/30	250	293
	Coca-Cola Co.	1.650%	6/1/30	300	305
	Coca-Cola Co.	4.125%	3/25/40	100	128
	Coca-Cola Co.	2.500%	6/1/40	200	207
	Coca-Cola Co.	4.200%	3/25/50	300	394
	Coca-Cola Co.	2.600%	6/1/50	300	302
	Coca-Cola Co.	2.750%	6/1/60	200	202
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	139
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	212
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	203
	Colgate-Palmolive Co.	2.450%	11/15/21	75	77
	Colgate-Palmolive Co.	2.250%	11/15/22	75	78
	Colgate-Palmolive Co.	2.100%	5/1/23	280	293
	Colgate-Palmolive Co.	3.250%	3/15/24	100	110
	Colgate-Palmolive Co.	4.000%	8/15/45	150	198
	Colgate-Palmolive Co.	3.700%	8/1/47	100	130
	CommonSpirit Health	2.950%	11/1/22	75	77
	CommonSpirit Health	2.760%	10/1/24	100	103
	CommonSpirit Health	3.347%	10/1/29	175	179
[3]	CommonSpirit Health	4.350%	11/1/42	225	232
	CommonSpirit Health	3.817%	10/1/49	50	53
	CommonSpirit Health	4.187%	10/1/49	200	205
	Conagra Brands Inc.	3.800%	10/22/21	225	234
	Conagra Brands Inc.	3.250%	9/15/22	75	78
	Conagra Brands Inc.	3.200%	1/25/23	151	159
	Conagra Brands Inc.	4.300%	5/1/24	200	222
	Conagra Brands Inc.	4.600%	11/1/25	150	173
	Conagra Brands Inc.	7.000%	10/1/28	75	100
	Conagra Brands Inc.	4.850%	11/1/28	250	302
	Conagra Brands Inc.	8.250%	9/15/30	50	75
	Conagra Brands Inc.	5.300%	11/1/38	200	261
	Conagra Brands Inc.	5.400%	11/1/48	200	276
	Constellation Brands Inc.	2.700%	5/9/22	50	52
	Constellation Brands Inc.	2.650%	11/7/22	250	261
	Constellation Brands Inc.	3.200%	2/15/23	250	265
	Constellation Brands Inc.	4.250%	5/1/23	200	220
	Constellation Brands Inc.	4.750%	11/15/24	175	202
	Constellation Brands Inc.	4.400%	11/15/25	100	116
	Constellation Brands Inc.	3.700%	12/6/26	100	112
	Constellation Brands Inc.	3.500%	5/9/27	150	166
	Constellation Brands Inc.	3.600%	2/15/28	175	193
	Constellation Brands Inc.	4.650%	11/15/28	75	88
	Constellation Brands Inc.	3.150%	8/1/29	225	241
	Constellation Brands Inc.	2.875%	5/1/30	356	377
	Constellation Brands Inc.	4.500%	5/9/47	75	89
	Constellation Brands Inc.	4.100%	2/15/48	100	113
	Constellation Brands Inc.	5.250%	11/15/48	100	131
	Constellation Brands Inc.	3.750%	5/1/50	125	136
	Cottage Health Obligated Group	3.304%	11/1/49	100	109
	Covidien International Finance SA	3.200%	6/15/22	325	340
	CVS Health Corp.	3.500%	7/20/22	350	369
	CVS Health Corp.	2.750%	12/1/22	150	157
	CVS Health Corp.	4.750%	12/1/22	150	163
	CVS Health Corp.	3.700%	3/9/23	1,155	1,239
	CVS Health Corp.	4.000%	12/5/23	195	214
	CVS Health Corp.	3.375%	8/12/24	275	299
	CVS Health Corp.	4.100%	3/25/25	980	1,104
	CVS Health Corp.	3.875%	7/20/25	765	859
	CVS Health Corp.	2.875%	6/1/26	425	459
	CVS Health Corp.	3.000%	8/15/26	450	490
	CVS Health Corp.	3.625%	4/1/27	100	112
	CVS Health Corp.	4.300%	3/25/28	1,860	2,174
	CVS Health Corp.	3.250%	8/15/29	360	397
	CVS Health Corp.	3.750%	4/1/30	350	402
	CVS Health Corp.	4.875%	7/20/35	125	157
	CVS Health Corp.	4.780%	3/25/38	1,000	1,231
	CVS Health Corp.	6.125%	9/15/39	75	104
	CVS Health Corp.	4.125%	4/1/40	200	236
	CVS Health Corp.	5.300%	12/5/43	150	196
	CVS Health Corp.	5.125%	7/20/45	875	1,133
	CVS Health Corp.	5.050%	3/25/48	1,650	2,140
	CVS Health Corp.	4.250%	4/1/50	150	181
	Danaher Corp.	3.350%	9/15/25	100	111
	Danaher Corp.	4.375%	9/15/45	75	94
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	108
	Delhaize America LLC	9.000%	4/15/31	100	157
	Dentsply Sirona Inc.	3.250%	6/1/30	150	156
	DH Europe Finance II Sarl	2.050%	11/15/22	250	258
	DH Europe Finance II Sarl	2.200%	11/15/24	250	263
	DH Europe Finance II Sarl	2.600%	11/15/29	150	159
	DH Europe Finance II Sarl	3.250%	11/15/39	175	192
	DH Europe Finance II Sarl	3.400%	11/15/49	175	194
	Diageo Capital plc	2.625%	4/29/23	500	527
	Diageo Capital plc	2.125%	10/24/24	200	210
	Diageo Capital plc	1.375%	9/29/25	200	203
	Diageo Capital	2.375%	10/24/29	200	213

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Diageo Capital plc	2.000%	4/29/30	200	206
	Diageo Capital plc	2.125%	4/29/32	200	207
	Diageo Capital plc	5.875%	9/30/36	50	71
	Diageo Capital plc	3.875%	4/29/43	100	120
	Diageo Investment Corp.	2.875%	5/11/22	300	313
	Diageo Investment Corp.	4.250%	5/11/42	150	188
	Dignity Health	3.125%	11/1/22	50	52
	Dignity Health	3.812%	11/1/24	100	104
	Dignity Health	4.500%	11/1/42	100	104
	Dignity Health	5.267%	11/1/64	50	59
	Duke University Health System Inc.	3.920%	6/1/47	100	126
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	118
	Eli Lilly & Co.	2.350%	5/15/22	50	52
	Eli Lilly & Co.	2.750%	6/1/25	71	77
	Eli Lilly & Co.	3.375%	3/15/29	225	260
	Eli Lilly & Co.	3.950%	3/15/49	300	382
	Eli Lilly & Co.	2.250%	5/15/50	500	474
	Eli Lilly & Co.	4.150%	3/15/59	350	461
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	168
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	134
	Estee Lauder Cos. Inc.	2.600%	4/15/30	125	135
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	107
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	128
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	125
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	137
	Flowers Foods Inc.	4.375%	4/1/22	50	52
	Flowers Foods Inc.	3.500%	10/1/26	75	80
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	120
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	618
	General Mills Inc.	3.150%	12/15/21	25	26
	General Mills Inc.	2.600%	10/12/22	250	260
	General Mills Inc.	3.700%	10/17/23	575	627
	General Mills Inc.	3.650%	2/15/24	100	110
	General Mills Inc.	4.200%	4/17/28	225	265
	General Mills Inc.	2.875%	4/15/30	150	163
	General Mills Inc.	4.550%	4/17/38	75	95
	General Mills Inc.	5.400%	6/15/40	100	136
	General Mills Inc.	4.150%	2/15/43	100	120
	General Mills Inc.	4.700%	4/17/48	75	99
	Gilead Sciences Inc.	4.400%	12/1/21	725	758
	Gilead Sciences Inc.	3.250%	9/1/22	375	395
	Gilead Sciences Inc.	2.500%	9/1/23	300	317
	Gilead Sciences Inc.	3.700%	4/1/24	470	517
	Gilead Sciences Inc.	3.650%	3/1/26	575	657
	Gilead Sciences Inc.	2.950%	3/1/27	225	250
	Gilead Sciences Inc.	4.600%	9/1/35	275	360
	Gilead Sciences Inc.	4.000%	9/1/36	150	186
	Gilead Sciences Inc.	5.650%	12/1/41	175	253
	Gilead Sciences Inc.	4.800%	4/1/44	300	400
	Gilead Sciences Inc.	4.500%	2/1/45	325	420
	Gilead Sciences Inc.	4.750%	3/1/46	455	616
	Gilead Sciences Inc.	4.150%	3/1/47	475	602
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	53
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	242
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	682
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	442
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	117
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	837
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	127
	GlaxoSmithKline Capital plc	2.850%	5/8/22	100	104
	GlaxoSmithKline Capital plc	2.875%	6/1/22	350	366
	GlaxoSmithKline Capital plc	3.000%	6/1/24	200	216
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	29
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	154
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	63
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	70
	Hasbro Inc.	3.900%	11/19/29	175	182
	Hasbro Inc.	6.350%	3/15/40	125	144
	Hasbro Inc.	5.100%	5/15/44	50	52
	HCA Inc.	4.750%	5/1/23	250	271
	HCA Inc.	5.000%	3/15/24	375	417
	HCA Inc.	5.250%	4/15/25	320	367
	HCA Inc.	5.250%	6/15/26	325	375
	HCA Inc.	4.500%	2/15/27	25	28
	HCA Inc.	4.125%	6/15/29	405	448
	HCA Inc.	5.125%	6/15/39	200	234
	HCA Inc.	5.500%	6/15/47	425	518
	HCA Inc.	5.250%	6/15/49	300	361
	Hershey Co.	2.625%	5/1/23	100	105
	Hershey Co.	3.375%	5/15/23	150	162
	Hershey Co.	2.050%	11/15/24	55	58
	Hershey Co.	3.200%	8/21/25	65	72
	Hershey Co.	2.300%	8/15/26	100	108
	Hershey Co.	2.450%	11/15/29	130	140
	Hershey Co.	1.700%	6/1/30	30	31
	Hershey Co.	3.125%	11/15/49	150	163
	Hershey Co.	2.650%	6/1/50	100	102
	Hormel Foods Corp.	1.800%	6/11/30	200	203
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	150
	Ingredion Inc.	3.200%	10/1/26	100	109
	Ingredion Inc.	2.900%	6/1/30	175	186
	Ingredion Inc.	3.900%	6/1/50	100	114
	Iowa Health System	3.665%	2/15/50	125	136
	JM Smucker Co.	3.500%	10/15/21	175	181
	JM Smucker Co.	3.000%	3/15/22	100	104
	JM Smucker Co.	3.500%	3/15/25	175	194
	JM Smucker Co.	3.375%	12/15/27	150	166
	JM Smucker Co.	2.375%	3/15/30	100	102
	JM Smucker Co.	4.250%	3/15/35	100	118
	JM Smucker Co.	4.375%	3/15/45	125	149
	JM Smucker Co.	3.550%	3/15/50	50	51
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	151
	Johnson & Johnson	2.250%	3/3/22	325	334
	Johnson & Johnson	2.050%	3/1/23	125	130
	Johnson & Johnson	3.375%	12/5/23	200	220
	Johnson & Johnson	2.625%	1/15/25	250	272
	Johnson & Johnson	2.450%	3/1/26	350	382
	Johnson & Johnson	2.950%	3/3/27	200	223
	Johnson & Johnson	2.900%	1/15/28	100	112
	Johnson & Johnson	6.950%	9/1/29	75	109
	Johnson & Johnson	4.950%	5/15/33	150	205
	Johnson & Johnson	4.375%	12/5/33	175	231
	Johnson & Johnson	3.550%	3/1/36	175	206
	Johnson & Johnson	3.625%	3/3/37	300	360
	Johnson & Johnson	5.950%	8/15/37	200	306
	Johnson & Johnson	3.400%	1/15/38	200	235
	Johnson & Johnson	4.500%	9/1/40	150	203
	Johnson & Johnson	4.850%	5/15/41	75	108
	Johnson & Johnson	4.500%	12/5/43	200	273
	Johnson & Johnson	3.700%	3/1/46	350	435
	Johnson & Johnson	3.750%	3/3/47	250	315
	Johnson & Johnson	3.500%	1/15/48	150	185
	Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	112
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	316
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	194
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	250
	Kellogg Co.	2.650%	12/1/23	126	133
	Kellogg Co.	3.250%	4/1/26	125	140
	Kellogg Co.	3.400%	11/15/27	125	140
	Kellogg Co.	4.300%	5/15/28	100	118
	Kellogg Co.	2.100%	6/1/30	100	101
	Kellogg Co.	7.450%	4/1/31	125	182
	Kellogg Co.	4.500%	4/1/46	210	257
	Keurig Dr Pepper Inc.	2.700%	11/15/22	50	52
	Keurig Dr Pepper Inc.	4.057%	5/25/23	375	409
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	107
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	317
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	111

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	80
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	110
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	474
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	166
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	24
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	128
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	243
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	152
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	170
	Kimberly-Clark Corp.	3.050%	8/15/25	50	55
	Kimberly-Clark Corp.	2.750%	2/15/26	100	108
	Kimberly-Clark Corp.	3.950%	11/1/28	50	60
	Kimberly-Clark Corp.	3.200%	4/25/29	150	170
	Kimberly-Clark Corp.	3.100%	3/26/30	155	176
	Kimberly-Clark Corp.	6.625%	8/1/37	250	394
	Kimberly-Clark Corp.	5.300%	3/1/41	25	35
	Kimberly-Clark Corp.	3.200%	7/30/46	175	198
	Kimberly-Clark Corp.	2.875%	2/7/50	180	196
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	50
	Koninklijke Philips NV	6.875%	3/11/38	100	148
	Koninklijke Philips NV	5.000%	3/15/42	150	193
	Kroger Co.	2.950%	11/1/21	150	155
	Kroger Co.	3.400%	4/15/22	75	78
	Kroger Co.	2.800%	8/1/22	100	104
	Kroger Co.	4.000%	2/1/24	100	110
	Kroger Co.	3.500%	2/1/26	160	181
	Kroger Co.	2.650%	10/15/26	140	152
	Kroger Co.	3.700%	8/1/27	100	115
	Kroger Co.	7.700%	6/1/29	50	70
	Kroger Co.	8.000%	9/15/29	125	181
	Kroger Co.	2.200%	5/1/30	100	104
	Kroger Co.	7.500%	4/1/31	100	149
	Kroger Co.	5.400%	7/15/40	50	65
	Kroger Co.	5.000%	4/15/42	125	157
	Kroger Co.	5.150%	8/1/43	100	129
	Kroger Co.	3.875%	10/15/46	100	112
	Kroger Co.	4.450%	2/1/47	225	273
	Kroger Co.	4.650%	1/15/48	75	94
	Kroger Co.	5.400%	1/15/49	25	35
	Kroger Co.	3.950%	1/15/50	175	201
	Laboratory Corp. of America Holdings	3.200%	2/1/22	500	519
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	161
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	105
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	220
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	112
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	131
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	237
[3]	Mayo Clinic	3.774%	11/15/43	75	87
[3]	Mayo Clinic	4.128%	11/15/52	50	65
	McCormick & Co. Inc.	3.900%	7/15/21	50	51
	McCormick & Co. Inc.	3.150%	8/15/24	150	163
	McCormick & Co. Inc.	3.400%	8/15/27	150	166
	McCormick & Co. Inc.	2.500%	4/15/30	250	261
	McKesson Corp.	3.796%	3/15/24	200	219
	McKesson Corp.	3.950%	2/16/28	200	228
	Mead Johnson Nutrition Co.	4.125%	11/15/25	125	144
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	141
	Mead Johnson Nutrition Co.	4.600%	6/1/44	150	192
[3]	MedStar Health Inc.	3.626%	8/15/49	75	81
	Medtronic Inc.	3.150%	3/15/22	525	549
	Medtronic Inc.	3.500%	3/15/25	397	447
	Medtronic Inc.	4.375%	3/15/35	611	799
	Medtronic Inc.	4.625%	3/15/45	344	461
	Memorial Health Services	3.447%	11/1/49	150	154
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	108
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	191
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	33
	Merck & Co. Inc.	2.350%	2/10/22	250	258
	Merck & Co. Inc.	2.400%	9/15/22	250	260
	Merck & Co. Inc.	2.800%	5/18/23	325	346
	Merck & Co. Inc.	2.900%	3/7/24	25	27
	Merck & Co. Inc.	2.750%	2/10/25	740	801
	Merck & Co. Inc.	0.750%	2/24/26	150	150
	Merck & Co. Inc.	3.400%	3/7/29	375	433
	Merck & Co. Inc.	1.450%	6/24/30	195	194
	Merck & Co. Inc.	6.500%	12/1/33	125	188
	Merck & Co. Inc.	3.900%	3/7/39	200	247
	Merck & Co. Inc.	2.350%	6/24/40	200	203
	Merck & Co. Inc.	3.600%	9/15/42	100	118
	Merck & Co. Inc.	4.150%	5/18/43	200	256
	Merck & Co. Inc.	3.700%	2/10/45	525	634
	Merck & Co. Inc.	4.000%	3/7/49	300	387
	Merck & Co. Inc.	2.450%	6/24/50	200	201
	Mercy Health	4.302%	7/1/28	25	28
	Molson Coors Beverage Co.	2.100%	7/15/21	100	101
	Molson Coors Beverage Co.	3.500%	5/1/22	25	26
	Molson Coors Beverage Co.	3.000%	7/15/26	375	389
	Molson Coors Beverage Co.	5.000%	5/1/42	125	133
	Molson Coors Beverage Co.	4.200%	7/15/46	375	364
[5]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	200	206
	Mondelez International Inc.	0.625%	7/1/22	200	200
	Mondelez International Inc.	2.125%	4/13/23	100	103
	Mondelez International Inc.	1.500%	5/4/25	100	102
	Mondelez International Inc.	3.625%	2/13/26	100	113
	Mondelez International Inc.	2.750%	4/13/30	250	269
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	169
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	55
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	100	107
	Mylan Inc.	4.200%	11/29/23	100	109
	Mylan Inc.	4.550%	4/15/28	150	172
	Mylan Inc.	5.400%	11/29/43	125	153
	Mylan Inc.	5.200%	4/15/48	125	154
	Mylan NV	3.950%	6/15/26	375	417
	Mylan NV	5.250%	6/15/46	200	244
	New York & Presbyterian Hospital	4.024%	8/1/45	130	160
	New York & Presbyterian Hospital	4.063%	8/1/56	75	94
	New York & Presbyterian Hospital	3.954%	8/1/19	125	136
	Northwell Healthcare Inc.	3.979%	11/1/46	100	104
	Northwell Healthcare Inc.	4.260%	11/1/47	200	222
	Northwell Healthcare Inc.	3.809%	11/1/49	100	103
	Novartis Capital Corp.	2.400%	5/17/22	400	415
	Novartis Capital Corp.	2.400%	9/21/22	175	182
	Novartis Capital Corp.	3.400%	5/6/24	400	440
	Novartis Capital Corp.	1.750%	2/14/25	200	209
	Novartis Capital Corp.	3.000%	11/20/25	350	388
	Novartis Capital Corp.	2.000%	2/14/27	525	556
	Novartis Capital Corp.	3.100%	5/17/27	175	196
	Novartis Capital Corp.	2.200%	8/14/30	410	432
	Novartis Capital Corp.	3.700%	9/21/42	100	120
	Novartis Capital Corp.	4.400%	5/6/44	375	497
	Novartis Capital Corp.	4.000%	11/20/45	225	282
	Novartis Capital Corp.	2.750%	8/14/50	75	79
[3]	NYU Hospitals Center	4.368%	7/1/47	110	121
	NYU Langone Hospitals	4.784%	7/1/44	100	117
	NYU Langone Hospitals	3.380%	7/1/55	200	196
[3]	OhioHealth Corp.	3.042%	11/15/50	100	106
	Orlando Health Obligated Group	4.089%	10/1/48	50	55
	Partners Healthcare System Inc.	3.192%	7/1/49	150	159
	Partners Healthcare System Inc.	4.117%	7/1/55	50	63
	Partners Healthcare System Inc.	3.342%	7/1/60	250	263
	PeaceHealth Obligated Group	4.787%	11/15/48	75	97
	PepsiCo Inc.	3.000%	8/25/21	150	154
	PepsiCo Inc.	1.700%	10/6/21	175	178
	PepsiCo Inc.	2.750%	3/5/22	375	391
	PepsiCo Inc.	2.250%	5/2/22	150	155
	PepsiCo Inc.	0.750%	5/1/23	125	126
	PepsiCo Inc.	3.600%	3/1/24	700	771

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PepsiCo Inc.	2.250%	3/19/25	265	283
	PepsiCo Inc.	2.750%	4/30/25	200	218
	PepsiCo Inc.	3.500%	7/17/25	125	142
	PepsiCo Inc.	2.375%	10/6/26	225	244
	PepsiCo Inc.	2.625%	3/19/27	100	109
	PepsiCo Inc.	3.000%	10/15/27	325	364
	PepsiCo Inc.	2.625%	7/29/29	200	221
	PepsiCo Inc.	2.750%	3/19/30	345	384
	PepsiCo Inc.	1.625%	5/1/30	200	204
	PepsiCo Inc.	3.500%	3/19/40	100	119
	PepsiCo Inc.	4.000%	3/5/42	175	218
	PepsiCo Inc.	3.600%	8/13/42	100	120
	PepsiCo Inc.	4.250%	10/22/44	225	288
	PepsiCo Inc.	4.600%	7/17/45	75	101
	PepsiCo Inc.	4.450%	4/14/46	325	433
	PepsiCo Inc.	3.450%	10/6/46	300	346
	PepsiCo Inc.	4.000%	5/2/47	100	125
	PepsiCo Inc.	3.375%	7/29/49	200	229
	PepsiCo Inc.	2.875%	10/15/49	325	345
	PepsiCo Inc.	3.625%	3/19/50	290	351
	PepsiCo Inc.	3.875%	3/19/60	150	191
	PerkinElmer Inc.	3.300%	9/15/29	175	187
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	212
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	245
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	85
	Pfizer Inc.	3.000%	9/15/21	125	129
	Pfizer Inc.	2.200%	12/15/21	100	103
	Pfizer Inc.	2.800%	3/11/22	200	208
	Pfizer Inc.	3.200%	9/15/23	125	135
	Pfizer Inc.	2.950%	3/15/24	150	162
	Pfizer Inc.	3.400%	5/15/24	100	111
	Pfizer Inc.	0.800%	5/28/25	125	125
	Pfizer Inc.	2.750%	6/3/26	290	320
	Pfizer Inc.	3.000%	12/15/26	300	337
	Pfizer Inc.	3.600%	9/15/28	200	236
	Pfizer Inc.	3.450%	3/15/29	375	437
	Pfizer Inc.	2.625%	4/1/30	300	330
	Pfizer Inc.	1.700%	5/28/30	225	229
	Pfizer Inc.	4.000%	12/15/36	300	366
	Pfizer Inc.	4.100%	9/15/38	150	187
	Pfizer Inc.	3.900%	3/15/39	125	153
	Pfizer Inc.	7.200%	3/15/39	425	707
	Pfizer Inc.	2.550%	5/28/40	200	207
	Pfizer Inc.	4.300%	6/15/43	125	161
	Pfizer Inc.	4.400%	5/15/44	200	262
	Pfizer Inc.	4.125%	12/15/46	250	321
	Pfizer Inc.	4.200%	9/15/48	350	457
	Pfizer Inc.	4.000%	3/15/49	175	222
	Pfizer Inc.	2.700%	5/28/50	350	361
	Pharmacia LLC	6.600%	12/1/28	175	241
	Philip Morris International Inc.	2.500%	11/2/22	300	314
	Philip Morris International Inc.	2.625%	3/6/23	100	106
	Philip Morris International Inc.	1.125%	5/1/23	125	127
	Philip Morris International Inc.	2.125%	5/10/23	95	99
	Philip Morris International Inc.	3.600%	11/15/23	500	549
	Philip Morris International Inc.	2.875%	5/1/24	220	236
	Philip Morris International Inc.	3.250%	11/10/24	250	276
	Philip Morris International Inc.	1.500%	5/1/25	125	128
	Philip Morris International Inc.	3.375%	8/11/25	150	167
	Philip Morris International Inc.	2.750%	2/25/26	180	196
	Philip Morris International Inc.	3.125%	3/2/28	100	111
	Philip Morris International Inc.	3.375%	8/15/29	250	284
	Philip Morris International Inc.	2.100%	5/1/30	150	154
	Philip Morris International Inc.	6.375%	5/16/38	200	301
	Philip Morris International Inc.	4.375%	11/15/41	350	425
	Philip Morris International Inc.	4.500%	3/20/42	125	153
	Philip Morris International Inc.	3.875%	8/21/42	25	29
	Philip Morris International Inc.	4.125%	3/4/43	175	205
	Philip Morris International Inc.	4.875%	11/15/43	155	198
	Philip Morris International Inc.	4.250%	11/10/44	200	242
[3]	Procter & Gamble - Esop	9.360%	1/1/21	57	58
	Procter & Gamble Co.	1.850%	2/2/21	100	101
	Procter & Gamble Co.	1.700%	11/3/21	125	127
	Procter & Gamble Co.	2.300%	2/6/22	425	439
	Procter & Gamble Co.	3.100%	8/15/23	150	163
	Procter & Gamble Co.	2.450%	3/25/25	150	163
	Procter & Gamble Co.	2.700%	2/2/26	100	112
	Procter & Gamble Co.	2.450%	11/3/26	100	110
	Procter & Gamble Co.	2.800%	3/25/27	100	111
	Procter & Gamble Co.	3.000%	3/25/30	285	326
	Procter & Gamble Co.	5.500%	2/1/34	75	109
	Procter & Gamble Co.	5.550%	3/5/37	150	230
	Procter & Gamble Co.	3.550%	3/25/40	250	301
	Procter & Gamble Co.	3.500%	10/25/47	225	276
	Procter & Gamble Co.	3.600%	3/25/50	230	288
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	157
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	83
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	85
	Quest Diagnostics Inc.	4.250%	4/1/24	100	111
	Quest Diagnostics Inc.	3.500%	3/30/25	100	110
	Quest Diagnostics Inc.	3.450%	6/1/26	125	140
	Quest Diagnostics Inc.	4.200%	6/30/29	140	162
	Quest Diagnostics Inc.	2.950%	6/30/30	160	169
	Quest Diagnostics Inc.	2.800%	6/30/31	125	131
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	30
	Reynolds American Inc.	4.000%	6/12/22	175	185
	Reynolds American Inc.	4.850%	9/15/23	125	139
	Reynolds American Inc.	4.450%	6/12/25	525	591
	Reynolds American Inc.	5.700%	8/15/35	175	218
	Reynolds American Inc.	7.250%	6/15/37	100	132
	Reynolds American Inc.	6.150%	9/15/43	75	95
	Reynolds American Inc.	5.850%	8/15/45	450	551
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	111
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	26
	Sanofi	4.000%	3/29/21	350	359
	Sanofi	3.375%	6/19/23	225	243
	Sanofi	3.625%	6/19/28	225	263
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	714
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,510
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	638
	Spectrum Health System Obligated Group	3.487%	7/15/49	75	83
	SSM Health Care Corp.	3.688%	6/1/23	150	161
	SSM Health Care Corp.	3.823%	6/1/27	100	109
	Stanford Health Care	3.795%	11/15/48	125	148
	Stryker Corp.	3.375%	5/15/24	213	231
	Stryker Corp.	1.150%	6/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	156
	Stryker Corp.	3.500%	3/15/26	183	206
	Stryker Corp.	3.650%	3/7/28	50	57
	Stryker Corp.	1.950%	6/15/30	200	200
	Stryker Corp.	4.100%	4/1/43	75	90
	Stryker Corp.	4.375%	5/15/44	50	61
	Stryker Corp.	4.625%	3/15/46	175	228
	Stryker Corp.	2.900%	6/15/50	100	100
	Sutter Health	3.695%	8/15/28	75	84
	Sutter Health	4.091%	8/15/48	75	88
	Sysco Corp.	2.500%	7/15/21	75	76
	Sysco Corp.	2.600%	6/12/22	125	129
	Sysco Corp.	3.750%	10/1/25	75	82
	Sysco Corp.	3.300%	7/15/26	250	267
	Sysco Corp.	3.250%	7/15/27	175	185
	Sysco Corp.	2.400%	2/15/30	100	99

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sysco Corp.	5.950%	4/1/30	250	314
	Sysco Corp.	6.600%	4/1/40	175	237
	Sysco Corp.	4.850%	10/1/45	50	58
	Sysco Corp.	4.500%	4/1/46	200	217
	Sysco Corp.	4.450%	3/15/48	100	109
	Sysco Corp.	3.300%	2/15/50	105	99
	Sysco Corp.	6.600%	4/1/50	250	347
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	209
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	223
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	499
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	200	200
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	202
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	200	200
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	200
[3]	Texas Health Resources	4.330%	11/15/55	25	33
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	132
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	263
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	449
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	220
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	56
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	243
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	105
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	259
	Toledo Hospital	5.325%	11/15/28	50	53
	Toledo Hospital	6.015%	11/15/48	75	83
	Trinity Health Corp.	4.125%	12/1/45	85	99
	Tyson Foods Inc.	2.250%	8/23/21	50	51
	Tyson Foods Inc.	4.500%	6/15/22	275	292
	Tyson Foods Inc.	3.900%	9/28/23	100	109
	Tyson Foods Inc.	3.950%	8/15/24	925	1,024
	Tyson Foods Inc.	4.000%	3/1/26	100	114
	Tyson Foods Inc.	3.550%	6/2/27	275	304
	Tyson Foods Inc.	4.350%	3/1/29	280	329
	Tyson Foods Inc.	4.875%	8/15/34	100	128
	Tyson Foods Inc.	5.150%	8/15/44	200	256
	Tyson Foods Inc.	4.550%	6/2/47	150	182
	Tyson Foods Inc.	5.100%	9/28/48	275	355
	Unilever Capital Corp.	2.750%	3/22/21	100	102
	Unilever Capital Corp.	1.375%	7/28/21	100	101
	Unilever Capital Corp.	3.000%	3/7/22	100	104
	Unilever Capital Corp.	3.250%	3/7/24	250	272
	Unilever Capital Corp.	2.600%	5/5/24	450	480
	Unilever Capital Corp.	3.375%	3/22/25	100	111
	Unilever Capital Corp.	3.100%	7/30/25	225	249
	Unilever Capital Corp.	2.000%	7/28/26	125	132
	Unilever Capital Corp.	3.500%	3/22/28	200	231
	Unilever Capital Corp.	2.125%	9/6/29	300	316
	Unilever Capital Corp.	5.900%	11/15/32	200	289
[5]	Upjohn Inc.	1.125%	6/22/22	200	201
[5]	Upjohn Inc.	1.650%	6/22/25	175	178
[5]	Upjohn Inc.	2.300%	6/22/27	150	155
[5]	Upjohn Inc.	2.700%	6/22/30	240	247
[5]	Upjohn Inc.	3.850%	6/22/40	300	322
[5]	Upjohn Inc.	4.000%	6/22/50	360	386
	UPMC	3.600%	12/15/36	125	135
	Whirlpool Corp.	4.700%	6/1/22	100	106
	Whirlpool Corp.	4.000%	3/1/24	50	54
	Whirlpool Corp.	3.700%	5/1/25	75	82
	Whirlpool Corp.	4.750%	2/26/29	150	179
	Whirlpool Corp.	4.500%	6/1/46	100	111
	Whirlpool Corp.	4.600%	5/15/50	75	85
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	62
	Wyeth LLC	7.250%	3/1/23	250	294
	Wyeth LLC	6.450%	2/1/24	300	361
	Wyeth LLC	6.500%	2/1/34	150	233
	Wyeth LLC	6.000%	2/15/36	85	123
	Wyeth LLC	5.950%	4/1/37	385	565
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	103
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	182
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	53
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	380
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	62
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	161
	Zoetis Inc.	3.250%	8/20/21	50	51
	Zoetis Inc.	3.250%	2/1/23	350	370
	Zoetis Inc.	4.500%	11/13/25	100	116
	Zoetis Inc.	3.000%	9/12/27	150	165
	Zoetis Inc.	3.900%	8/20/28	100	117
	Zoetis Inc.	2.000%	5/15/30	150	153
	Zoetis Inc.	4.700%	2/1/43	175	231
	Zoetis Inc.	3.950%	9/12/47	150	181
	Zoetis Inc.	4.450%	8/20/48	75	98
	Zoetis Inc.	3.000%	5/15/50	125	130

	Energy (2.3%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	443
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	212
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	261
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	230
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	283
	Baker Hughes Holdings LLC	5.125%	9/15/40	175	211
	Boardwalk Pipelines LP	3.375%	2/1/23	100	101
	Boardwalk Pipelines LP	4.950%	12/15/24	150	160
	Boardwalk Pipelines LP	5.950%	6/1/26	200	223
	Boardwalk Pipelines LP	4.450%	7/15/27	100	105
	BP Capital Markets America Inc.	3.245%	5/6/22	250	262
	BP Capital Markets America Inc.	2.520%	9/19/22	50	52
	BP Capital Markets America Inc.	2.937%	4/6/23	100	106
	BP Capital Markets America Inc.	2.750%	5/10/23	300	316
	BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,158
	BP Capital Markets America Inc.	3.194%	4/6/25	100	109
	BP Capital Markets America Inc.	3.796%	9/21/25	125	140
	BP Capital Markets America Inc.	3.410%	2/11/26	100	110
	BP Capital Markets America Inc.	3.119%	5/4/26	550	599
	BP Capital Markets America Inc.	3.017%	1/16/27	400	433
	BP Capital Markets America Inc.	3.937%	9/21/28	175	200
	BP Capital Markets America Inc.	4.234%	11/6/28	225	262
	BP Capital Markets America Inc.	3.633%	4/6/30	350	395
	BP Capital Markets America Inc.	3.000%	2/24/50	450	443
	BP Capital Markets plc	3.062%	3/17/22	25	26
	BP Capital Markets plc	2.500%	11/6/22	450	468
	BP Capital Markets plc	3.994%	9/26/23	200	219
	BP Capital Markets plc	3.814%	2/10/24	400	440
	BP Capital Markets plc	3.535%	11/4/24	68	75
	BP Capital Markets plc	3.506%	3/17/25	200	221
	BP Capital Markets plc	3.279%	9/19/27	200	218
	BP Capital Markets plc	3.723%	11/28/28	175	199
[3]	BP Capital Markets plc	4.375%	12/31/49	200	201
	Burlington Resources Finance Co.	7.400%	12/1/31	175	250
	Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
	Canadian Natural Resources Ltd.	2.950%	1/15/23	200	206
	Canadian Natural Resources Ltd.	2.050%	7/15/25	100	100
	Canadian Natural Resources Ltd.	3.850%	6/1/27	550	588
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	100
	Canadian Natural Resources Ltd.	7.200%	1/15/32	150	188
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	150
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	116
	Canadian Natural Resources Ltd.	6.500%	2/15/37	50	60
	Canadian Natural Resources Ltd.	6.250%	3/15/38	100	119
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	153
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	228
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	252
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	576
[5]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	306
	Chevron Corp.	2.498%	3/3/22	100	103
	Chevron Corp.	2.355%	12/5/22	1,130	1,175

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chevron Corp.	1.141%	5/11/23	300	305
	Chevron Corp.	3.191%	6/24/23	225	241
	Chevron Corp.	2.895%	3/3/24	100	108
	Chevron Corp.	1.554%	5/11/25	700	718
	Chevron Corp.	1.995%	5/11/27	100	104
	Chevron Corp.	2.236%	5/11/30	300	313
	Chevron Corp.	2.978%	5/11/40	100	107
	Chevron Corp.	3.078%	5/11/50	200	212
	Cimarex Energy Co.	4.375%	6/1/24	200	211
	Cimarex Energy Co.	3.900%	5/15/27	350	353
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	342
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	122
	Concho Resources Inc.	3.750%	10/1/27	400	426
	Concho Resources Inc.	4.300%	8/15/28	100	110
	Concho Resources Inc.	4.875%	10/1/47	200	225
	Concho Resources Inc.	4.850%	8/15/48	125	140
	ConocoPhillips	5.900%	10/15/32	450	609
	ConocoPhillips	5.900%	5/15/38	450	612
	ConocoPhillips	6.500%	2/1/39	200	289
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	267
	ConocoPhillips Co.	3.350%	11/15/24	50	55
	ConocoPhillips Co.	4.300%	11/15/44	275	335
	ConocoPhillips Holding Co.	6.950%	4/15/29	350	486
	Devon Energy Corp.	5.850%	12/15/25	100	111
	Devon Energy Corp.	7.950%	4/15/32	163	191
	Devon Energy Corp.	5.600%	7/15/41	375	365
	Devon Energy Corp.	5.000%	6/15/45	150	134
	Devon Financing Co. LLC	7.875%	9/30/31	160	186
	Diamondback Energy Inc.	2.875%	12/1/24	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	500	503
	Diamondback Energy Inc.	3.500%	12/1/29	250	242
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	219
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	100	106
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	228
	Enable Midstream Partners LP	3.900%	5/15/24	150	147
	Enable Midstream Partners LP	4.400%	3/15/27	150	139
	Enable Midstream Partners LP	4.950%	5/15/28	100	93
	Enable Midstream Partners LP	5.000%	5/15/44	100	80
	Enbridge Energy Partners LP	5.875%	10/15/25	150	178
	Enbridge Energy Partners LP	7.500%	4/15/38	150	205
	Enbridge Energy Partners LP	5.500%	9/15/40	75	89
	Enbridge Energy Partners LP	7.375%	10/15/45	125	176
	Enbridge Inc.	2.900%	7/15/22	75	78
	Enbridge Inc.	2.500%	1/15/25	100	104
	Enbridge Inc.	3.700%	7/15/27	150	163
	Enbridge Inc.	3.125%	11/15/29	200	208
	Enbridge Inc.	4.500%	6/10/44	100	114
	Enbridge Inc.	4.000%	11/15/49	100	105
	Energy Transfer Operating LP	3.600%	2/1/23	450	466
	Energy Transfer Operating LP	4.250%	3/15/23	400	422
	Energy Transfer Operating LP	4.200%	9/15/23	80	85
	Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,062
	Energy Transfer Operating LP	2.900%	5/15/25	100	102
	Energy Transfer Operating LP	4.750%	1/15/26	100	109
	Energy Transfer Operating LP	4.200%	4/15/27	100	105
	Energy Transfer Operating LP	5.500%	6/1/27	300	334
	Energy Transfer Operating LP	5.250%	4/15/29	425	462
	Energy Transfer Operating LP	3.750%	5/15/30	350	346
	Energy Transfer Operating LP	6.250%	4/15/49	320	340
	Energy Transfer Operating LP	5.000%	5/15/50	500	472
	Energy Transfer Partners LP	4.950%	6/15/28	350	376
	Energy Transfer Partners LP	6.625%	10/15/36	150	165
	Energy Transfer Partners LP	5.800%	6/15/38	150	153
	Energy Transfer Partners LP	6.050%	6/1/41	100	103
	Energy Transfer Partners LP	6.500%	2/1/42	275	301
	Energy Transfer Partners LP	5.150%	3/15/45	150	142
	Energy Transfer Partners LP	6.125%	12/15/45	200	210
	Energy Transfer Partners LP	5.300%	4/15/47	200	195
	Energy Transfer Partners LP	6.000%	6/15/48	100	104
	Enterprise Products Operating LLC	3.500%	2/1/22	100	104
	Enterprise Products Operating LLC	3.350%	3/15/23	425	450
	Enterprise Products Operating LLC	3.900%	2/15/24	175	191
	Enterprise Products Operating LLC	3.750%	2/15/25	150	166
	Enterprise Products Operating LLC	3.700%	2/15/26	150	168
	Enterprise Products Operating LLC	3.950%	2/15/27	100	114
	Enterprise Products Operating LLC	3.125%	7/31/29	550	588
	Enterprise Products Operating LLC	2.800%	1/31/30	300	313
	Enterprise Products Operating LLC	6.875%	3/1/33	175	228
	Enterprise Products Operating LLC	7.550%	4/15/38	150	222
	Enterprise Products Operating LLC	6.125%	10/15/39	300	385
	Enterprise Products Operating LLC	5.950%	2/1/41	175	224
	Enterprise Products Operating LLC	4.450%	2/15/43	300	331
	Enterprise Products Operating LLC	4.850%	3/15/44	370	430
	Enterprise Products Operating LLC	5.100%	2/15/45	33	39
	Enterprise Products Operating LLC	4.900%	5/15/46	425	497
	Enterprise Products Operating LLC	4.250%	2/15/48	300	329
	Enterprise Products Operating LLC	4.800%	2/1/49	120	141
	Enterprise Products Operating LLC	4.200%	1/31/50	350	387
	Enterprise Products Operating LLC	3.700%	1/31/51	300	314
	Enterprise Products Operating LLC	4.950%	10/15/54	100	111
	Enterprise Products Operating LLC	3.950%	1/31/60	200	205
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	100	94
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	200	180
	EOG Resources Inc.	2.625%	3/15/23	450	471
	EOG Resources Inc.	4.150%	1/15/26	150	173
	EOG Resources Inc.	4.375%	4/15/30	255	303
	EOG Resources Inc.	4.950%	4/15/50	200	258
	Exxon Mobil Corp.	2.397%	3/6/22	400	411
	Exxon Mobil Corp.	1.902%	8/16/22	300	309
	Exxon Mobil Corp.	1.571%	4/15/23	950	973
	Exxon Mobil Corp.	2.019%	8/16/24	100	104
	Exxon Mobil Corp.	2.709%	3/6/25	300	322
	Exxon Mobil Corp.	2.992%	3/19/25	550	597
	Exxon Mobil Corp.	3.043%	3/1/26	300	329
	Exxon Mobil Corp.	2.275%	8/16/26	200	213
	Exxon Mobil Corp.	2.440%	8/16/29	250	264
	Exxon Mobil Corp.	3.482%	3/19/30	375	426
	Exxon Mobil Corp.	2.610%	10/15/30	650	692
	Exxon Mobil Corp.	2.995%	8/16/39	300	309
	Exxon Mobil Corp.	4.227%	3/19/40	400	481
	Exxon Mobil Corp.	3.567%	3/6/45	235	261
	Exxon Mobil Corp.	4.114%	3/1/46	400	481
	Exxon Mobil Corp.	3.095%	8/16/49	300	312
	Exxon Mobil Corp.	4.327%	3/19/50	825	1,026
	Exxon Mobil Corp.	3.452%	4/15/51	600	663
	Halliburton Co.	3.500%	8/1/23	112	117
	Halliburton Co.	3.800%	11/15/25	22	24
	Halliburton Co.	2.920%	3/1/30	300	285
	Halliburton Co.	4.850%	11/15/35	200	208
	Halliburton Co.	6.700%	9/15/38	345	409
	Halliburton Co.	4.500%	11/15/41	100	96
	Halliburton Co.	4.750%	8/1/43	150	148
	Halliburton Co.	5.000%	11/15/45	500	517
	Helmerich & Payne Inc.	4.650%	3/15/25	50	52
	Hess Corp.	3.500%	7/15/24	100	101
	Hess Corp.	4.300%	4/1/27	250	258
	Hess Corp.	7.125%	3/15/33	100	117
	Hess Corp.	6.000%	1/15/40	250	269
	Hess Corp.	5.600%	2/15/41	300	315
	HollyFrontier Corp.	5.875%	4/1/26	200	219
	Husky Energy Inc.	4.000%	4/15/24	150	153
	Husky Energy Inc.	4.400%	4/15/29	250	250
	Husky Energy Inc.	6.800%	9/15/37	50	53
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	156
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	266
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	684
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	364
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	59
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	315
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	66

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	264
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	323
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	59
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	28
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	510
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	83
	Kinder Morgan Inc.	3.150%	1/15/23	200	209
	Kinder Morgan Inc.	4.300%	6/1/25	300	336
	Kinder Morgan Inc.	4.300%	3/1/28	500	566
	Kinder Morgan Inc.	7.800%	8/1/31	290	392
	Kinder Morgan Inc.	7.750%	1/15/32	265	371
	Kinder Morgan Inc.	5.300%	12/1/34	175	201
	Kinder Morgan Inc.	5.550%	6/1/45	200	243
	Kinder Morgan Inc.	5.050%	2/15/46	350	398
	Magellan Midstream Partners LP	3.250%	6/1/30	200	211
	Magellan Midstream Partners LP	5.150%	10/15/43	125	138
	Magellan Midstream Partners LP	4.250%	9/15/46	200	205
	Magellan Midstream Partners LP	4.200%	10/3/47	150	154
	Magellan Midstream Partners LP	4.850%	2/1/49	100	111
	Magellan Midstream Partners LP	3.950%	3/1/50	50	50
	Marathon Oil Corp.	2.800%	11/1/22	175	175
	Marathon Oil Corp.	3.850%	6/1/25	100	101
	Marathon Oil Corp.	4.400%	7/15/27	200	196
	Marathon Oil Corp.	6.800%	3/15/32	400	424
	Marathon Oil Corp.	5.200%	6/1/45	100	92
	Marathon Petroleum Corp.	5.375%	10/1/22	200	201
	Marathon Petroleum Corp.	4.500%	5/1/23	300	323
	Marathon Petroleum Corp.	4.750%	12/15/23	500	546
	Marathon Petroleum Corp.	4.700%	5/1/25	300	336
	Marathon Petroleum Corp.	5.125%	12/15/26	200	231
	Marathon Petroleum Corp.	3.800%	4/1/28	25	27
	Marathon Petroleum Corp.	4.750%	9/15/44	275	286
	Marathon Petroleum Corp.	5.850%	12/15/45	200	216
	Marathon Petroleum Corp.	4.500%	4/1/48	100	103
	MPLX LP	3.500%	12/1/22	25	26
	MPLX LP	3.375%	3/15/23	100	104
	MPLX LP	4.500%	7/15/23	200	215
	MPLX LP	4.875%	12/1/24	513	570
	MPLX LP	4.875%	6/1/25	283	316
	MPLX LP	4.125%	3/1/27	300	320
	MPLX LP	4.250%	12/1/27	400	436
	MPLX LP	4.000%	3/15/28	400	423
	MPLX LP	4.500%	4/15/38	300	300
	MPLX LP	5.200%	3/1/47	250	269
	MPLX LP	5.200%	12/1/47	100	104
	MPLX LP	4.700%	4/15/48	275	276
	MPLX LP	5.500%	2/15/49	300	339
	MPLX LP	4.900%	4/15/58	150	149
	National Fuel Gas Co.	3.750%	3/1/23	275	280
	National Fuel Gas Co.	5.500%	1/15/26	50	53
	National Fuel Gas Co.	4.750%	9/1/28	50	50
	National Oilwell Varco Inc.	2.600%	12/1/22	35	35
	National Oilwell Varco Inc.	3.600%	12/1/29	200	194
	National Oilwell Varco Inc.	3.950%	12/1/42	125	105
	Newfield Exploration Co.	5.750%	1/30/22	200	199
	Newfield Exploration Co.	5.625%	7/1/24	100	95
	Newfield Exploration Co.	5.375%	1/1/26	125	117
	Noble Energy Inc.	3.850%	1/15/28	100	96
	Noble Energy Inc.	3.250%	10/15/29	200	182
	Noble Energy Inc.	6.000%	3/1/41	100	96
	Noble Energy Inc.	5.250%	11/15/43	175	162
	Noble Energy Inc.	5.050%	11/15/44	250	227
	Noble Energy Inc.	4.950%	8/15/47	100	90
	Noble Energy Inc.	4.200%	10/15/49	155	128
	ONEOK Inc.	7.500%	9/1/23	100	115
	ONEOK Inc.	2.750%	9/1/24	100	101
	ONEOK Inc.	4.000%	7/13/27	50	50
	ONEOK Inc.	4.550%	7/15/28	100	105
	ONEOK Inc.	4.350%	3/15/29	100	105
	ONEOK Inc.	3.400%	9/1/29	245	238
	ONEOK Inc.	3.100%	3/15/30	200	192
	ONEOK Inc.	4.950%	7/13/47	200	193
	ONEOK Inc.	4.450%	9/1/49	150	139
	ONEOK Inc.	4.500%	3/15/50	300	279
	ONEOK Partners LP	3.375%	10/1/22	400	413
	ONEOK Partners LP	6.650%	10/1/36	300	346
	ONEOK Partners LP	6.850%	10/15/37	300	342
	ONEOK Partners LP	6.125%	2/1/41	150	164
	Ovintiv Inc.	6.500%	8/15/34	300	267
	Ovintiv Inc.	6.625%	8/15/37	200	170
	Ovintiv Inc.	6.500%	2/1/38	100	85
	Petro-Canada	6.800%	5/15/38	225	290
	Phillips 66	4.300%	4/1/22	275	292
	Phillips 66	3.700%	4/6/23	100	107
	Phillips 66	3.850%	4/9/25	300	333
	Phillips 66	3.900%	3/15/28	300	336
	Phillips 66	2.150%	12/15/30	100	97
	Phillips 66	4.650%	11/15/34	300	357
	Phillips 66	5.875%	5/1/42	200	269
	Phillips 66	4.875%	11/15/44	300	371
	Phillips 66 Partners LP	2.450%	12/15/24	50	51
	Phillips 66 Partners LP	3.605%	2/15/25	250	267
	Phillips 66 Partners LP	3.750%	3/1/28	50	53
	Phillips 66 Partners LP	3.150%	12/15/29	100	103
	Phillips 66 Partners LP	4.680%	2/15/45	245	259
	Pioneer Natural Resources Co.	4.450%	1/15/26	225	261
	Plains All American Pipeline LP	3.800%	9/15/30	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	293
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	790	805
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	106
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	175	169
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	107
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	195
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	182
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	175	184
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	212
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	107
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	346
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	382
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	450
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	456
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	529
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	279
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	107
[5]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	331
	Schlumberger Investment SA	3.650%	12/1/23	325	349
	Schlumberger Investment SA	2.650%	6/26/30	200	201
	Shell International Finance BV	1.750%	9/12/21	200	203
	Shell International Finance BV	2.250%	1/6/23	100	104
	Shell International Finance BV	3.400%	8/12/23	75	81
	Shell International Finance BV	2.000%	11/7/24	200	209
	Shell International Finance BV	2.375%	4/6/25	400	424
	Shell International Finance BV	3.250%	5/11/25	200	221
	Shell International Finance BV	2.875%	5/10/26	500	548
	Shell International Finance BV	2.500%	9/12/26	900	968
	Shell International Finance BV	3.875%	11/13/28	100	116
	Shell International Finance BV	2.375%	11/7/29	750	786
	Shell International Finance BV	2.750%	4/6/30	250	271
	Shell International Finance BV	4.125%	5/11/35	300	365
	Shell International Finance BV	6.375%	12/15/38	475	706

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shell International Finance BV	5.500%	3/25/40	175	247
	Shell International Finance BV	4.550%	8/12/43	300	374
	Shell International Finance BV	4.375%	5/11/45	400	495
	Shell International Finance BV	4.000%	5/10/46	700	816
	Shell International Finance BV	3.125%	11/7/49	450	469
	Shell International Finance BV	3.250%	4/6/50	225	241
	Spectra Energy Partners LP	4.750%	3/15/24	600	669
	Spectra Energy Partners LP	3.500%	3/15/25	138	151
	Spectra Energy Partners LP	3.375%	10/15/26	205	221
	Spectra Energy Partners LP	5.950%	9/25/43	40	50
	Spectra Energy Partners LP	4.500%	3/15/45	325	361
	Suncor Energy Inc.	2.800%	5/15/23	300	312
	Suncor Energy Inc.	3.600%	12/1/24	100	108
	Suncor Energy Inc.	3.100%	5/15/25	100	107
	Suncor Energy Inc.	5.950%	12/1/34	125	150
	Suncor Energy Inc.	6.500%	6/15/38	525	668
	Suncor Energy Inc.	4.000%	11/15/47	200	207
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	52
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	240
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	153
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	157
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	317
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	49
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	268
	TC PipeLines LP	3.900%	5/25/27	50	53
	TechnipFMC plc	3.450%	10/1/22	75	75
	Total Capital Canada Ltd.	2.750%	7/15/23	125	132
	Total Capital International SA	2.218%	7/12/21	250	254
	Total Capital International SA	2.875%	2/17/22	300	311
	Total Capital International SA	2.700%	1/25/23	50	53
	Total Capital International SA	3.700%	1/15/24	525	576
	Total Capital International SA	2.434%	1/10/25	175	185
	Total Capital International SA	3.455%	2/19/29	325	367
	Total Capital International SA	2.829%	1/10/30	300	325
	Total Capital International SA	3.461%	7/12/49	200	216
	Total Capital International SA	3.127%	5/29/50	500	511
	Total Capital SA	3.883%	10/11/28	100	116
	TransCanada PipeLines Ltd.	2.500%	8/1/22	500	509
	TransCanada PipeLines Ltd.	4.875%	1/15/26	100	118
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	286
	TransCanada PipeLines Ltd.	4.100%	4/15/30	450	511
	TransCanada PipeLines Ltd.	4.625%	3/1/34	536	622
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	171
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	392
	TransCanada PipeLines Ltd.	6.200%	10/15/37	425	566
	TransCanada PipeLines Ltd.	4.750%	5/15/38	350	411
	TransCanada PipeLines Ltd.	5.000%	10/16/43	150	179
	TransCanada PipeLines Ltd.	4.875%	5/15/48	510	632
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	110
[5]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	213
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	113
[5]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	215
	Valero Energy Corp.	2.700%	4/15/23	100	104
	Valero Energy Corp.	3.650%	3/15/25	251	273
	Valero Energy Corp.	2.850%	4/15/25	100	105
	Valero Energy Corp.	4.350%	6/1/28	350	395
	Valero Energy Corp.	7.500%	4/15/32	650	901
	Valero Energy Corp.	4.900%	3/15/45	150	174
	Valero Energy Partners LP	4.375%	12/15/26	100	113
	Valero Energy Partners LP	4.500%	3/15/28	75	86
	Williams Cos. Inc.	4.000%	11/15/21	100	101
	Williams Cos. Inc.	3.600%	3/15/22	475	493
	Williams Cos. Inc.	3.350%	8/15/22	125	130
	Williams Cos. Inc.	3.700%	1/15/23	200	211
	Williams Cos. Inc.	4.550%	6/24/24	400	442
	Williams Cos. Inc.	3.900%	1/15/25	381	416
	Williams Cos. Inc.	3.750%	6/15/27	300	320
	Williams Cos. Inc.	3.500%	11/15/30	400	424
	Williams Cos. Inc.	6.300%	4/15/40	100	120
	Williams Cos. Inc.	5.800%	11/15/43	100	114
	Williams Cos. Inc.	5.400%	3/4/44	400	436
	Williams Cos. Inc.	5.750%	6/24/44	100	115
	Williams Cos. Inc.	5.100%	9/15/45	350	382
	Williams Cos. Inc.	4.850%	3/1/48	150	166

	Other Industrial (0.1%)
[3]	American University	3.672%	4/1/49	75	82
[3]	Boston University	4.061%	10/1/48	50	64
	California Institute of Technology	4.321%	8/1/45	70	89
	California Institute of Technology	4.700%	11/1/11	50	71
	California Institute of Technology	3.650%	9/1/19	100	110
	CBRE Services Inc.	5.250%	3/15/25	115	129
	CBRE Services Inc.	4.875%	3/1/26	125	142
	Cintas Corp. No. 2	2.900%	4/1/22	100	104
	Cintas Corp. No. 2	3.250%	6/1/22	75	79
	Cintas Corp. No. 2	3.700%	4/1/27	175	198
[3]	Duke University	2.832%	10/1/55	300	316
	Emory University	2.143%	9/1/30	150	155
	Emory University	2.969%	9/1/50	50	54
	Fluor Corp.	3.500%	12/15/24	125	106
	Georgetown University	4.315%	4/1/49	68	86
	Georgetown University	2.943%	4/1/50	75	75
	Georgetown University	5.215%	10/1/18	59	81
[3]	Johns Hopkins University	4.083%	7/1/53	75	93
	Leland Stanford Junior University	3.647%	5/1/48	500	623
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	154
	Massachusetts Institute of Technology	2.989%	7/1/50	85	96
	Massachusetts Institute of Technology	5.600%	7/1/11	130	229
	Massachusetts Institute of Technology	4.678%	7/1/14	275	414
	Massachusetts Institute of Technology	3.885%	7/1/16	100	124
[3]	Northwestern University	4.643%	12/1/44	75	100
[3]	Northwestern University	3.662%	12/1/57	75	93
	President & Fellows of Harvard College	4.875%	10/15/40	225	315
	President & Fellows of Harvard College	3.150%	7/15/46	100	116
	Steelcase Inc.	5.125%	1/18/29	125	133
[3]	Trustees of Boston College	3.129%	7/1/52	100	114
[3]	University of Chicago	4.003%	10/1/53	100	128
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	118
	University of Notre Dame du Lac	3.394%	2/15/48	125	146
	University of Pennsylvania	4.674%	9/1/12	50	72
[3]	University of Southern California	3.028%	10/1/39	100	110
[3]	University of Southern California	3.841%	10/1/47	200	251
	University of Southern California	5.250%	10/1/11	100	165
[3]	William Marsh Rice University	3.574%	5/15/45	150	175
	Yale University	0.873%	4/15/25	100	100
	Yale University	1.482%	4/15/30	100	101
	Yale University	2.402%	4/15/50	100	103

	Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	100	104
	Adobe Inc.	1.900%	2/1/25	20	21
	Adobe Inc.	3.250%	2/1/25	175	195
	Adobe Inc.	2.150%	2/1/27	180	193
	Adobe Inc.	2.300%	2/1/30	260	280
	Altera Corp.	4.100%	11/15/23	75	84
	Amdocs Ltd.	2.538%	6/15/30	200	198
	Analog Devices Inc.	2.875%	6/1/23	450	473
	Analog Devices Inc.	3.125%	12/5/23	75	81
	Analog Devices Inc.	2.950%	4/1/25	85	92
	Analog Devices Inc.	3.500%	12/5/26	200	224
	Apple Inc.	1.550%	8/4/21	375	380

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Apple Inc.	2.150%	2/9/22	225	231
	Apple Inc.	2.500%	2/9/22	1,000	1,033
	Apple Inc.	2.300%	5/11/22	200	207
	Apple Inc.	2.700%	5/13/22	250	261
	Apple Inc.	2.100%	9/12/22	200	207
	Apple Inc.	2.400%	1/13/23	282	296
	Apple Inc.	2.850%	2/23/23	342	363
	Apple Inc.	2.400%	5/3/23	865	914
	Apple Inc.	0.750%	5/11/23	400	404
	Apple Inc.	3.000%	2/9/24	325	352
	Apple Inc.	3.450%	5/6/24	75	83
	Apple Inc.	2.850%	5/11/24	1,243	1,338
	Apple Inc.	1.800%	9/11/24	150	157
	Apple Inc.	2.750%	1/13/25	575	625
	Apple Inc.	1.125%	5/11/25	600	612
	Apple Inc.	3.250%	2/23/26	705	791
	Apple Inc.	2.450%	8/4/26	1,450	1,572
	Apple Inc.	3.200%	5/11/27	775	878
	Apple Inc.	2.900%	9/12/27	655	732
	Apple Inc.	2.200%	9/11/29	350	374
	Apple Inc.	1.650%	5/11/30	665	682
	Apple Inc.	4.500%	2/23/36	225	297
	Apple Inc.	3.850%	5/4/43	450	556
	Apple Inc.	4.450%	5/6/44	200	267
	Apple Inc.	3.450%	2/9/45	225	261
	Apple Inc.	4.375%	5/13/45	225	297
	Apple Inc.	4.650%	2/23/46	910	1,242
	Apple Inc.	3.850%	8/4/46	375	467
	Apple Inc.	4.250%	2/9/47	200	260
	Apple Inc.	3.750%	9/12/47	525	629
	Apple Inc.	2.950%	9/11/49	675	735
	Apple Inc.	2.650%	5/11/50	515	532
	Applied Materials Inc.	3.900%	10/1/25	145	166
	Applied Materials Inc.	3.300%	4/1/27	225	257
	Applied Materials Inc.	1.750%	6/1/30	200	204
	Applied Materials Inc.	5.100%	10/1/35	100	138
	Applied Materials Inc.	5.850%	6/15/41	125	183
	Applied Materials Inc.	4.350%	4/1/47	175	226
	Applied Materials Inc.	2.750%	6/1/50	200	204
	Arrow Electronics Inc.	3.500%	4/1/22	75	77
	Arrow Electronics Inc.	4.500%	3/1/23	50	53
	Arrow Electronics Inc.	3.250%	9/8/24	171	181
	Arrow Electronics Inc.	4.000%	4/1/25	50	54
	Arrow Electronics Inc.	3.875%	1/12/28	100	105
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	112
	Autodesk Inc.	3.500%	6/15/27	75	85
	Autodesk Inc.	2.850%	1/15/30	75	83
	Avnet Inc.	4.875%	12/1/22	170	181
	Avnet Inc.	4.625%	4/15/26	100	113
	Baidu Inc.	3.500%	11/28/22	275	287
	Baidu Inc.	3.875%	9/29/23	200	213
	Baidu Inc.	4.375%	5/14/24	200	218
	Baidu Inc.	3.075%	4/7/25	200	210
	Baidu Inc.	3.625%	7/6/27	200	215
	Baidu Inc.	4.375%	3/29/28	100	113
	Baidu Inc.	3.425%	4/7/30	200	215
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	250	259
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	450	484
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	480	510
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	925	1,000
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	211
[5]	Broadcom Inc.	3.125%	10/15/22	250	261
[5]	Broadcom Inc.	2.250%	11/15/23	200	206
[5]	Broadcom Inc.	3.625%	10/15/24	486	528
[5]	Broadcom Inc.	4.700%	4/15/25	500	563
[5]	Broadcom Inc.	3.150%	11/15/25	450	478
[5]	Broadcom Inc.	4.250%	4/15/26	500	557
[5]	Broadcom Inc.	3.459%	9/15/26	661	709
[5]	Broadcom Inc.	4.110%	9/15/28	428	468
[5]	Broadcom Inc.	4.750%	4/15/29	545	618
[5]	Broadcom Inc.	5.000%	4/15/30	500	575
[5]	Broadcom Inc.	4.150%	11/15/30	600	652
[5]	Broadcom Inc.	4.300%	11/15/32	400	442
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	110
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	80
	Cadence Design Systems Inc.	4.375%	10/15/24	100	111
	Cisco Systems Inc.	3.000%	6/15/22	125	132
	Cisco Systems Inc.	2.200%	9/20/23	150	158
	Cisco Systems Inc.	3.625%	3/4/24	875	977
	Cisco Systems Inc.	2.950%	2/28/26	100	113
	Cisco Systems Inc.	2.500%	9/20/26	225	249
	Cisco Systems Inc.	5.500%	1/15/40	800	1,171
	Citrix Systems Inc.	4.500%	12/1/27	50	57
	Citrix Systems Inc.	3.300%	3/1/30	75	80
	Corning Inc.	2.900%	5/15/22	175	181
	Corning Inc.	4.700%	3/15/37	275	324
	Corning Inc.	5.750%	8/15/40	195	254
	Corning Inc.	4.375%	11/15/57	350	400
[5]	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	766
[5]	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	107
[5]	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	230
[5]	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,228
[5]	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	275
[5]	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	115
[5]	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	357
[5]	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	175
[5]	Dell International LLC / EMC Corp.	8.100%	7/15/36	320	414
[5]	Dell International LLC / EMC Corp.	8.350%	7/15/46	425	561
	DXC Technology Co.	4.000%	4/15/23	50	52
	DXC Technology Co.	4.250%	4/15/24	250	270
	DXC Technology Co.	4.125%	4/15/25	100	107
	Equifax Inc.	3.600%	8/15/21	25	26
	Equifax Inc.	3.950%	6/15/23	50	54
	Equifax Inc.	2.600%	12/1/24	75	79
	Equifax Inc.	2.600%	12/15/25	100	106
	Equifax Inc.	3.100%	5/15/30	120	128
	Equinix Inc.	2.625%	11/18/24	200	213
	Equinix Inc.	1.250%	7/15/25	100	100
	Equinix Inc.	5.875%	1/15/26	500	527
	Equinix Inc.	2.900%	11/18/26	100	108
	Equinix Inc.	1.800%	7/15/27	100	100
	Equinix Inc.	3.200%	11/18/29	250	271
	Equinix Inc.	2.150%	7/15/30	250	247
	Equinix Inc.	3.000%	7/15/50	100	97
	Fidelity National Information Services Inc.	3.500%	4/15/23	143	153
	Fidelity National Information Services Inc.	3.875%	6/5/24	150	166
	Fidelity National Information Services Inc.	3.000%	8/15/26	414	459
	Fidelity National Information Services Inc.	3.750%	5/21/29	200	234
	Fiserv Inc.	3.800%	10/1/23	200	218
	Fiserv Inc.	2.750%	7/1/24	400	427
	Fiserv Inc.	3.850%	6/1/25	579	654
	Fiserv Inc.	3.200%	7/1/26	200	221
	Fiserv Inc.	2.250%	6/1/27	300	314
	Fiserv Inc.	4.200%	10/1/28	200	235
	Fiserv Inc.	3.500%	7/1/29	944	1,061
	Fiserv Inc.	2.650%	6/1/30	200	211
	Fiserv Inc.	4.400%	7/1/49	415	502
	Flex Ltd.	4.750%	6/15/25	26	29
	Flex Ltd.	4.875%	6/15/29	50	55
	Global Payments Inc.	3.800%	4/1/21	130	132
	Global Payments Inc.	3.750%	6/1/23	250	268
	Global Payments Inc.	4.000%	6/1/23	100	108

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Global Payments Inc.	2.650%	2/15/25	337	358
	Global Payments Inc.	4.800%	4/1/26	150	175
	Global Payments Inc.	3.200%	8/15/29	310	332
	Global Payments Inc.	2.900%	5/15/30	200	209
	Global Payments Inc.	4.150%	8/15/49	260	299
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	579
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	103
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	375
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	205
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	328
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	224
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	577
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	187
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	337
	HP Inc.	4.050%	9/15/22	100	107
	HP Inc.	2.200%	6/17/25	300	309
	HP Inc.	3.000%	6/17/27	350	367
	HP Inc.	3.400%	6/17/30	500	513
	HP Inc.	6.000%	9/15/41	100	118
	IBM Credit LLC	3.600%	11/30/21	100	104
	IBM Credit LLC	2.200%	9/8/22	100	104
	IBM Credit LLC	3.000%	2/6/23	150	159
	Intel Corp.	3.300%	10/1/21	100	104
	Intel Corp.	3.100%	7/29/22	175	185
	Intel Corp.	2.700%	12/15/22	404	427
	Intel Corp.	2.875%	5/11/24	1,050	1,136
	Intel Corp.	3.400%	3/25/25	300	336
	Intel Corp.	3.700%	7/29/25	450	512
	Intel Corp.	2.600%	5/19/26	210	229
	Intel Corp.	2.450%	11/15/29	375	405
	Intel Corp.	3.900%	3/25/30	345	418
	Intel Corp.	4.000%	12/15/32	150	186
	Intel Corp.	4.800%	10/1/41	162	219
	Intel Corp.	4.100%	5/19/46	250	315
	Intel Corp.	4.100%	5/11/47	200	251
	Intel Corp.	3.734%	12/8/47	674	811
	Intel Corp.	3.250%	11/15/49	300	336
	Intel Corp.	4.750%	3/25/50	400	563
	Intel Corp.	3.100%	2/15/60	200	220
	Intel Corp.	4.950%	3/25/60	155	227
	International Business Machines Corp.	2.850%	5/13/22	500	523
	International Business Machines Corp.	1.875%	8/1/22	675	694
	International Business Machines Corp.	2.875%	11/9/22	240	253
	International Business Machines Corp.	3.375%	8/1/23	450	487
	International Business Machines Corp.	3.625%	2/12/24	450	495
	International Business Machines Corp.	3.000%	5/15/24	600	649
	International Business Machines Corp.	7.000%	10/30/25	300	396
	International Business Machines Corp.	3.450%	2/19/26	285	321
	International Business Machines Corp.	3.300%	5/15/26	700	787
	International Business Machines Corp.	1.700%	5/15/27	265	271
	International Business Machines Corp.	6.220%	8/1/27	75	99
	International Business Machines Corp.	6.500%	1/15/28	75	100
	International Business Machines Corp.	3.500%	5/15/29	750	864
	International Business Machines Corp.	1.950%	5/15/30	265	270
	International Business Machines Corp.	4.150%	5/15/39	400	484
	International Business Machines Corp.	5.600%	11/30/39	148	210
	International Business Machines Corp.	2.850%	5/15/40	265	274
	International Business Machines Corp.	4.000%	6/20/42	358	430
	International Business Machines Corp.	4.250%	5/15/49	700	873
	International Business Machines Corp.	2.950%	5/15/50	265	272
	Intuit Inc.	0.650%	7/15/23	100	100
	Intuit Inc.	0.950%	7/15/25	100	100
	Intuit Inc.	1.350%	7/15/27	100	100
	Intuit Inc.	1.650%	7/15/30	100	100
	Jabil Inc.	3.950%	1/12/28	75	81
	Jabil Inc.	3.600%	1/15/30	100	105
	Juniper Networks Inc.	4.350%	6/15/25	50	56
	Juniper Networks Inc.	3.750%	8/15/29	500	557
	Juniper Networks Inc.	5.950%	3/15/41	25	31
	Keysight Technologies Inc.	4.550%	10/30/24	195	217
	Keysight Technologies Inc.	4.600%	4/6/27	125	147
	Keysight Technologies Inc.	3.000%	10/30/29	100	108
	KLA Corp.	4.650%	11/1/24	250	287
	KLA Corp.	4.100%	3/15/29	150	177
	KLA Corp.	5.000%	3/15/49	75	99
	KLA Corp.	3.300%	3/1/50	50	52
	Lam Research Corp.	3.800%	3/15/25	145	163
	Lam Research Corp.	3.750%	3/15/26	150	172
	Lam Research Corp.	4.000%	3/15/29	200	237
	Lam Research Corp.	1.900%	6/15/30	250	255
	Lam Research Corp.	4.875%	3/15/49	125	172
	Lam Research Corp.	2.875%	6/15/50	150	154
	Lam Research Corp.	3.125%	6/15/60	100	105
[5]	Leidos Inc.	2.950%	5/15/23	95	99
[5]	Leidos Inc.	3.625%	5/15/25	100	109
[5]	Leidos Inc.	4.375%	5/15/30	150	169
	Marvell Technology Group Ltd.	4.200%	6/22/23	100	107
	Marvell Technology Group Ltd.	4.875%	6/22/28	100	120
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	79
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	109
	Microchip Technology Inc.	4.333%	6/1/23	100	108
	Micron Technology Inc.	4.640%	2/6/24	50	55
	Micron Technology Inc.	4.975%	2/6/26	100	115
	Micron Technology Inc.	4.185%	2/15/27	200	224
	Micron Technology Inc.	5.327%	2/6/29	150	179
	Micron Technology Inc.	4.663%	2/15/30	100	116
	Microsoft Corp.	2.000%	11/3/20	1,200	1,205
	Microsoft Corp.	2.400%	2/6/22	620	640
	Microsoft Corp.	2.375%	2/12/22	450	465
	Microsoft Corp.	2.650%	11/3/22	200	210
	Microsoft Corp.	2.375%	5/1/23	75	79
	Microsoft Corp.	2.000%	8/8/23	300	314
	Microsoft Corp.	2.875%	2/6/24	500	540
	Microsoft Corp.	3.125%	11/3/25	575	643
	Microsoft Corp.	2.400%	8/8/26	805	878
	Microsoft Corp.	3.300%	2/6/27	675	771
	Microsoft Corp.	3.500%	2/12/35	325	395
	Microsoft Corp.	4.200%	11/3/35	375	487
	Microsoft Corp.	3.450%	8/8/36	425	512
	Microsoft Corp.	4.100%	2/6/37	500	644
	Microsoft Corp.	3.500%	11/15/42	330	394
	Microsoft Corp.	4.450%	11/3/45	432	595
	Microsoft Corp.	3.700%	8/8/46	1,175	1,469
	Microsoft Corp.	4.250%	2/6/47	300	407
	Microsoft Corp.	2.525%	6/1/50	1,478	1,527
	Microsoft Corp.	4.000%	2/12/55	525	672
	Microsoft Corp.	3.950%	8/8/56	308	396
	Microsoft Corp.	2.675%	6/1/60	594	620
	Motorola Solutions Inc.	3.750%	5/15/22	113	119
	Motorola Solutions Inc.	3.500%	3/1/23	125	132
	Motorola Solutions Inc.	4.000%	9/1/24	240	264
	Motorola Solutions Inc.	4.600%	2/23/28	125	142
	Motorola Solutions Inc.	5.500%	9/1/44	75	85
	NetApp Inc.	3.375%	6/15/21	150	153
	NetApp Inc.	3.300%	9/29/24	75	80
	NetApp Inc.	1.875%	6/22/25	150	152
	NetApp Inc.	2.375%	6/22/27	100	101
	NetApp Inc.	2.700%	6/22/30	200	200
	NVIDIA Corp.	2.200%	9/16/21	200	204
	NVIDIA Corp.	3.200%	9/16/26	200	226
	NVIDIA Corp.	2.850%	4/1/30	300	333
	NVIDIA Corp.	3.500%	4/1/40	200	233
	NVIDIA Corp.	3.500%	4/1/50	405	462
	NVIDIA Corp.	3.700%	4/1/60	113	132
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	224
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	118
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	213
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	509
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	215
	Oracle Corp.	1.900%	9/15/21	1,275	1,297

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oracle Corp.	2.500%	5/15/22	250	258
	Oracle Corp.	2.400%	9/15/23	750	789
	Oracle Corp.	3.400%	7/8/24	450	492
	Oracle Corp.	2.950%	11/15/24	425	461
	Oracle Corp.	2.500%	4/1/25	919	985
	Oracle Corp.	2.650%	7/15/26	2,361	2,546
	Oracle Corp.	2.800%	4/1/27	500	545
	Oracle Corp.	2.950%	4/1/30	650	724
	Oracle Corp.	3.250%	5/15/30	100	113
	Oracle Corp.	4.300%	7/8/34	325	405
	Oracle Corp.	3.900%	5/15/35	150	181
	Oracle Corp.	3.850%	7/15/36	250	292
	Oracle Corp.	3.800%	11/15/37	325	380
	Oracle Corp.	6.125%	7/8/39	150	222
	Oracle Corp.	3.600%	4/1/40	605	683
	Oracle Corp.	5.375%	7/15/40	700	969
	Oracle Corp.	4.500%	7/8/44	250	312
	Oracle Corp.	4.125%	5/15/45	425	507
	Oracle Corp.	4.000%	7/15/46	575	674
	Oracle Corp.	4.000%	11/15/47	225	266
	Oracle Corp.	3.600%	4/1/50	1,120	1,251
	Oracle Corp.	4.375%	5/15/55	150	190
	Oracle Corp.	3.850%	4/1/60	700	819
	PayPal Holdings Inc.	2.200%	9/26/22	200	207
	PayPal Holdings Inc.	1.350%	6/1/23	200	204
	PayPal Holdings Inc.	2.400%	10/1/24	100	106
	PayPal Holdings Inc.	1.650%	6/1/25	200	207
	PayPal Holdings Inc.	2.650%	10/1/26	300	324
	PayPal Holdings Inc.	2.850%	10/1/29	400	434
	PayPal Holdings Inc.	2.300%	6/1/30	200	207
	PayPal Holdings Inc.	3.250%	6/1/50	310	337
	QUALCOMM Inc.	3.000%	5/20/22	250	261
	QUALCOMM Inc.	2.600%	1/30/23	300	315
	QUALCOMM Inc.	2.900%	5/20/24	345	372
	QUALCOMM Inc.	3.450%	5/20/25	400	446
	QUALCOMM Inc.	3.250%	5/20/27	400	453
	QUALCOMM Inc.	2.150%	5/20/30	150	156
	QUALCOMM Inc.	4.650%	5/20/35	200	266
	QUALCOMM Inc.	4.800%	5/20/45	275	357
	QUALCOMM Inc.	4.300%	5/20/47	350	435
	QUALCOMM Inc.	3.250%	5/20/50	200	217
	salesforce.com Inc.	3.250%	4/11/23	200	215
	salesforce.com Inc.	3.700%	4/11/28	325	377
	Seagate HDD Cayman	4.875%	3/1/24	75	81
[5]	Seagate HDD Cayman	4.125%	1/15/31	100	105
	Seagate HDD Cayman	5.750%	12/1/34	100	110
	Texas Instruments Inc.	1.850%	5/15/22	100	103
	Texas Instruments Inc.	2.625%	5/15/24	25	27
	Texas Instruments Inc.	1.375%	3/12/25	200	205
	Texas Instruments Inc.	2.900%	11/3/27	94	105
	Texas Instruments Inc.	2.250%	9/4/29	100	106
	Texas Instruments Inc.	1.750%	5/4/30	210	213
	Texas Instruments Inc.	3.875%	3/15/39	142	175
	Texas Instruments Inc.	4.150%	5/15/48	274	353
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	101
	Trimble Inc.	4.900%	6/15/28	50	57
	Tyco Electronics Group SA	3.500%	2/3/22	100	104
	Tyco Electronics Group SA	3.450%	8/1/24	125	135
	Tyco Electronics Group SA	3.125%	8/15/27	200	218
	Tyco Electronics Group SA	7.125%	10/1/37	125	190
	Verisk Analytics Inc.	4.125%	9/12/22	275	293
	Verisk Analytics Inc.	4.000%	6/15/25	150	170
	Verisk Analytics Inc.	4.125%	3/15/29	400	469
	Verisk Analytics Inc.	5.500%	6/15/45	50	69
	Verisk Analytics Inc.	3.625%	5/15/50	100	112
	VMware Inc.	2.950%	8/21/22	300	311
	VMware Inc.	4.500%	5/15/25	200	218
	VMware Inc.	4.650%	5/15/27	100	111
	VMware Inc.	3.900%	8/21/27	650	687
	VMware Inc.	4.700%	5/15/30	900	999
	Xilinx Inc.	2.950%	6/1/24	150	161
	Xilinx Inc.	2.375%	6/1/30	200	206

	Transportation (0.7%)
[3]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	17	13
[3]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	88	74
[3]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	132	110
[3]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	45	42
[3]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	62	52
[3]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	125	120
[3]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	229	213
[3]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	42	34
[3]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	127	115
[3]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	43	40
[3]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	89	83
[3]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	49	45
[3]	BNSF Funding Trust I	6.613%	12/15/55	65	70
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	156
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	157
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	185
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	82
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	221
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	165
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	110
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	85
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	255
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	181
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	165
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	344
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	314
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	251
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	225
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	172
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	135
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	193
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	155
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	99
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	182
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	155
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	280
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	251
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	465
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	215
	Canadian National Railway Co.	2.850%	12/15/21	75	77
	Canadian National Railway Co.	2.950%	11/21/24	233	247
	Canadian National Railway Co.	6.250%	8/1/34	75	112
	Canadian National Railway Co.	6.200%	6/1/36	75	112
	Canadian National Railway Co.	6.375%	11/15/37	100	147
	Canadian National Railway Co.	3.200%	8/2/46	175	191
	Canadian National Railway Co.	3.650%	2/3/48	125	145
	Canadian National Railway Co.	2.450%	5/1/50	175	168
	Canadian Pacific Railway Co.	9.450%	8/1/21	50	54
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	241
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	205
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	142
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	654
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	183
[3]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	46	42

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	34	31
	CSX Corp.	3.400%	8/1/24	62	68
	CSX Corp.	3.350%	11/1/25	150	168
	CSX Corp.	3.250%	6/1/27	150	168
	CSX Corp.	3.800%	3/1/28	350	403
	CSX Corp.	4.250%	3/15/29	200	240
	CSX Corp.	2.400%	2/15/30	172	182
	CSX Corp.	6.220%	4/30/40	152	221
	CSX Corp.	5.500%	4/15/41	225	312
	CSX Corp.	4.750%	5/30/42	210	270
	CSX Corp.	4.100%	3/15/44	150	183
	CSX Corp.	4.300%	3/1/48	250	311
	CSX Corp.	4.750%	11/15/48	200	265
	CSX Corp.	4.500%	3/15/49	225	290
	CSX Corp.	3.350%	9/15/49	125	139
	CSX Corp.	3.800%	4/15/50	200	238
	CSX Corp.	3.950%	5/1/50	125	151
	CSX Corp.	4.500%	8/1/54	25	32
	CSX Corp.	4.250%	11/1/66	150	181
	CSX Corp.	4.650%	3/1/68	75	98
[3]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	99	95
[3]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	40	40
[3]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	75	74
[3]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	150	144
	FedEx Corp.	2.625%	8/1/22	100	104
	FedEx Corp.	4.000%	1/15/24	125	138
	FedEx Corp.	3.200%	2/1/25	150	162
	FedEx Corp.	3.250%	4/1/26	100	109
	FedEx Corp.	3.300%	3/15/27	100	107
	FedEx Corp.	3.100%	8/5/29	200	213
	FedEx Corp.	4.250%	5/15/30	100	114
	FedEx Corp.	3.900%	2/1/35	200	216
	FedEx Corp.	3.875%	8/1/42	125	126
	FedEx Corp.	4.100%	4/15/43	75	77
	FedEx Corp.	5.100%	1/15/44	150	175
	FedEx Corp.	4.100%	2/1/45	125	128
	FedEx Corp.	4.750%	11/15/45	250	281
	FedEx Corp.	4.550%	4/1/46	225	243
	FedEx Corp.	4.400%	1/15/47	125	133
	FedEx Corp.	4.050%	2/15/48	200	205
	FedEx Corp.	4.950%	10/17/48	250	290
	FedEx Corp.	5.250%	5/15/50	350	428
	FedEx Corp.	4.500%	2/1/65	60	61
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	104
	JB Hunt Transport Services Inc.	3.875%	3/1/26	25	29
[3]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	148	133
	Kansas City Southern	3.000%	5/15/23	250	255
	Kansas City Southern	2.875%	11/15/29	100	106
	Kansas City Southern	4.300%	5/15/43	75	90
	Kansas City Southern	4.950%	8/15/45	125	161
	Kansas City Southern	4.700%	5/1/48	225	289
	Kansas City Southern	3.500%	5/1/50	100	110
	Kirby Corp.	4.200%	3/1/28	300	302
	Norfolk Southern Corp.	3.000%	4/1/22	225	234
	Norfolk Southern Corp.	2.903%	2/15/23	48	51
	Norfolk Southern Corp.	3.850%	1/15/24	75	82
	Norfolk Southern Corp.	5.590%	5/17/25	50	60
	Norfolk Southern Corp.	3.650%	8/1/25	50	56
	Norfolk Southern Corp.	7.800%	5/15/27	60	84
	Norfolk Southern Corp.	3.150%	6/1/27	125	139
	Norfolk Southern Corp.	3.800%	8/1/28	113	131
	Norfolk Southern Corp.	2.550%	11/1/29	200	213
	Norfolk Southern Corp.	4.837%	10/1/41	113	145
	Norfolk Southern Corp.	4.450%	6/15/45	75	94
	Norfolk Southern Corp.	4.650%	1/15/46	75	97
	Norfolk Southern Corp.	4.150%	2/28/48	25	31
	Norfolk Southern Corp.	4.100%	5/15/49	73	90
	Norfolk Southern Corp.	3.400%	11/1/49	75	83
	Norfolk Southern Corp.	3.050%	5/15/50	350	362
	Norfolk Southern Corp.	4.050%	8/15/52	239	286
[5]	Norfolk Southern Corp.	3.155%	5/15/55	438	448
	Ryder System Inc.	2.250%	9/1/21	50	51
	Ryder System Inc.	2.875%	6/1/22	75	78
	Ryder System Inc.	3.400%	3/1/23	75	79
	Ryder System Inc.	3.750%	6/9/23	225	239
	Ryder System Inc.	3.650%	3/18/24	150	159
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	215
	Ryder System Inc.	2.900%	12/1/26	100	103
	Southwest Airlines Co.	4.750%	5/4/23	250	257
	Southwest Airlines Co.	5.250%	5/4/25	100	105
	Southwest Airlines Co.	3.000%	11/15/26	100	98
	Southwest Airlines Co.	5.125%	6/15/27	275	286
	Southwest Airlines Co.	3.450%	11/16/27	50	49
	Southwest Airlines Co.	2.625%	2/10/30	100	90
[3]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	17	17
[3]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	18	15
	Union Pacific Corp.	2.950%	3/1/22	100	104
	Union Pacific Corp.	4.163%	7/15/22	534	568
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	162
	Union Pacific Corp.	3.646%	2/15/24	50	55
	Union Pacific Corp.	3.150%	3/1/24	100	108
	Union Pacific Corp.	3.250%	1/15/25	206	226
	Union Pacific Corp.	3.750%	7/15/25	125	142
	Union Pacific Corp.	3.250%	8/15/25	50	55
	Union Pacific Corp.	2.750%	3/1/26	75	82
	Union Pacific Corp.	2.150%	2/5/27	90	95
	Union Pacific Corp.	3.950%	9/10/28	300	354
	Union Pacific Corp.	3.700%	3/1/29	200	233
	Union Pacific Corp.	2.400%	2/5/30	200	213
	Union Pacific Corp.	3.375%	2/1/35	100	114
	Union Pacific Corp.	3.600%	9/15/37	290	321
	Union Pacific Corp.	4.375%	9/10/38	125	154
	Union Pacific Corp.	4.050%	11/15/45	150	181
	Union Pacific Corp.	4.300%	3/1/49	200	254
	Union Pacific Corp.	3.250%	2/5/50	200	218
	Union Pacific Corp.	3.799%	10/1/51	560	659
	Union Pacific Corp.	3.875%	2/1/55	100	120
	Union Pacific Corp.	3.950%	8/15/59	100	117
	Union Pacific Corp.	3.839%	3/20/60	386	452
	Union Pacific Corp.	4.375%	11/15/65	135	168
	Union Pacific Corp.	4.100%	9/15/67	100	120
	Union Pacific Corp.	3.750%	2/5/70	150	166
[3]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	55	50
[3]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	72	65
[3]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	60	54
[3]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	141	137
[3]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	43	36
[3]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	347	328
[3]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	43	36
[3]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	65	60
[3]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	178	170

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	100	89
	United Parcel Service Inc.	2.450%	10/1/22	175	182
	United Parcel Service Inc.	2.500%	4/1/23	200	210
	United Parcel Service Inc.	2.800%	11/15/24	186	202
	United Parcel Service Inc.	2.400%	11/15/26	150	163
	United Parcel Service Inc.	3.050%	11/15/27	200	226
	United Parcel Service Inc.	3.400%	3/15/29	100	115
	United Parcel Service Inc.	2.500%	9/1/29	100	109
	United Parcel Service Inc.	6.200%	1/15/38	173	256
	United Parcel Service Inc.	5.200%	4/1/40	255	349
	United Parcel Service Inc.	4.875%	11/15/40	75	99
	United Parcel Service Inc.	3.625%	10/1/42	100	114
	United Parcel Service Inc.	3.400%	11/15/46	110	119
	United Parcel Service Inc.	4.250%	3/15/49	125	155
	United Parcel Service Inc.	3.400%	9/1/49	250	275
	United Parcel Service Inc.	5.300%	4/1/50	400	574
[3]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	28	23
[3]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	62	52
					823,826
Utilities (2.3%)
	Electric (2.1%)
	AEP Texas Inc.	2.400%	10/1/22	75	78
	AEP Texas Inc.	3.950%	6/1/28	100	114
	AEP Texas Inc.	2.100%	7/1/30	200	200
	AEP Texas Inc.	3.800%	10/1/47	50	56
	AEP Texas Inc.	3.450%	1/15/50	50	54
	AEP Transmission Co. LLC	4.000%	12/1/46	75	90
	AEP Transmission Co. LLC	3.750%	12/1/47	100	114
	AEP Transmission Co. LLC	3.800%	6/15/49	70	83
	AEP Transmission Co. LLC	3.150%	9/15/49	70	75
	Alabama Power Co.	6.125%	5/15/38	50	73
	Alabama Power Co.	3.850%	12/1/42	25	29
	Alabama Power Co.	4.150%	8/15/44	75	90
	Alabama Power Co.	3.750%	3/1/45	150	170
	Alabama Power Co.	4.300%	1/2/46	250	307
	Alabama Power Co.	3.700%	12/1/47	100	114
	Alabama Power Co.	4.300%	7/15/48	100	124
	Alabama Power Co.	3.450%	10/1/49	550	610
	Ameren Corp.	2.500%	9/15/24	100	104
	Ameren Corp.	3.650%	2/15/26	80	90
	Ameren Corp.	3.500%	1/15/31	100	112
	Ameren Illinois Co.	2.700%	9/1/22	250	259
	Ameren Illinois Co.	3.800%	5/15/28	75	86
	Ameren Illinois Co.	3.700%	12/1/47	150	174
	Ameren Illinois Co.	3.250%	3/15/50	60	66
	American Electric Power Co. Inc.	3.650%	12/1/21	100	104
	American Electric Power Co. Inc.	2.950%	12/15/22	25	26
	American Electric Power Co. Inc.	3.200%	11/13/27	75	81
	American Electric Power Co. Inc.	4.300%	12/1/28	150	176
	Appalachian Power Co.	3.300%	6/1/27	500	534
	Appalachian Power Co.	4.500%	3/1/49	425	518
	Appalachian Power Co.	3.700%	5/1/50	100	110
	Arizona Public Service Co.	3.150%	5/15/25	100	109
	Arizona Public Service Co.	2.950%	9/15/27	50	54
	Arizona Public Service Co.	4.500%	4/1/42	25	30
	Arizona Public Service Co.	4.350%	11/15/45	125	150
	Arizona Public Service Co.	3.750%	5/15/46	125	139
	Arizona Public Service Co.	4.250%	3/1/49	100	117
	Arizona Public Service Co.	3.500%	12/1/49	60	65
	Avangrid Inc.	3.150%	12/1/24	230	249
	Avangrid Inc.	3.800%	6/1/29	95	110
	Avista Corp.	4.350%	6/1/48	75	93
	Baltimore Gas & Electric Co.	3.500%	11/15/21	350	363
	Baltimore Gas & Electric Co.	2.400%	8/15/26	50	53
	Baltimore Gas & Electric Co.	3.500%	8/15/46	100	111
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	277
	Baltimore Gas & Electric Co.	4.250%	9/15/48	50	62
	Baltimore Gas & Electric Co.	3.200%	9/15/49	80	85
	Baltimore Gas & Electric Co.	2.900%	6/15/50	100	101
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	132
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	110
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	111
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	140
[5]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	815
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	144
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	314
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	202
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	188
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	58
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	256
[5]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	251
	Black Hills Corp.	4.250%	11/30/23	100	109
	Black Hills Corp.	3.950%	1/15/26	75	82
	Black Hills Corp.	3.150%	1/15/27	75	79
	Black Hills Corp.	3.050%	10/15/29	70	74
	Black Hills Corp.	4.350%	5/1/33	75	84
	Black Hills Corp.	4.200%	9/15/46	50	53
	Black Hills Corp.	3.875%	10/15/49	70	75
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	309
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	74
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	91
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	192
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	103
	CenterPoint Energy Inc.	3.600%	11/1/21	75	78
	CenterPoint Energy Inc.	2.500%	9/1/22	100	103
	CenterPoint Energy Inc.	3.850%	2/1/24	325	355
	CenterPoint Energy Inc.	2.500%	9/1/24	100	105
	CenterPoint Energy Inc.	4.250%	11/1/28	75	87
	CenterPoint Energy Inc.	2.950%	3/1/30	80	85
	CenterPoint Energy Inc.	3.700%	9/1/49	50	54
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	105
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	131
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	263
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	96
	CMS Energy Corp.	5.050%	3/15/22	25	26
	CMS Energy Corp.	3.000%	5/15/26	75	81
	CMS Energy Corp.	3.450%	8/15/27	50	55
	CMS Energy Corp.	4.875%	3/1/44	75	96
[3]	CMS Energy Corp.	4.750%	6/1/50	100	102
	Commonwealth Edison Co.	2.950%	8/15/27	75	82
	Commonwealth Edison Co.	2.200%	3/1/30	50	52
	Commonwealth Edison Co.	5.900%	3/15/36	150	213
	Commonwealth Edison Co.	6.450%	1/15/38	175	262
	Commonwealth Edison Co.	4.600%	8/15/43	75	97
	Commonwealth Edison Co.	4.700%	1/15/44	175	228
	Commonwealth Edison Co.	3.700%	3/1/45	75	87
	Commonwealth Edison Co.	3.650%	6/15/46	175	204
	Commonwealth Edison Co.	3.750%	8/15/47	100	118
	Commonwealth Edison Co.	4.000%	3/1/48	150	184
	Commonwealth Edison Co.	4.000%	3/1/49	125	157
	Commonwealth Edison Co.	3.000%	3/1/50	200	211
	Connecticut Light & Power Co.	2.500%	1/15/23	125	130
	Connecticut Light & Power Co.	3.200%	3/15/27	50	55
	Connecticut Light & Power Co.	4.300%	4/15/44	150	187
	Connecticut Light & Power Co.	4.000%	4/1/48	160	195
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	679
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	266
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	370
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	104

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	143
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	244
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	464
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	166
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	87
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	481
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	296
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	87
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	150
	Consumers Energy Co.	3.375%	8/15/23	275	297
	Consumers Energy Co.	3.800%	11/15/28	75	89
	Consumers Energy Co.	3.950%	5/15/43	75	91
	Consumers Energy Co.	3.250%	8/15/46	50	55
	Consumers Energy Co.	3.950%	7/15/47	50	62
	Consumers Energy Co.	4.050%	5/15/48	125	158
	Consumers Energy Co.	4.350%	4/15/49	80	106
	Consumers Energy Co.	3.100%	8/15/50	80	89
	Consumers Energy Co.	3.500%	8/1/51	400	467
	Consumers Energy Co.	2.500%	5/1/60	100	94
	Delmarva Power & Light Co.	3.500%	11/15/23	25	27
	Delmarva Power & Light Co.	4.150%	5/15/45	100	121
	Dominion Energy Inc.	2.715%	8/15/21	50	51
	Dominion Energy Inc.	3.071%	8/15/24	75	80
	Dominion Energy Inc.	3.900%	10/1/25	125	140
	Dominion Energy Inc.	2.850%	8/15/26	125	132
	Dominion Energy Inc.	4.250%	6/1/28	125	144
	Dominion Energy Inc.	3.375%	4/1/30	125	138
	Dominion Energy Inc.	6.300%	3/15/33	75	104
	Dominion Energy Inc.	5.950%	6/15/35	225	295
	Dominion Energy Inc.	4.900%	8/1/41	280	345
	Dominion Energy Inc.	4.050%	9/15/42	300	338
	Dominion Energy Inc.	4.600%	3/15/49	300	377
[3]	Dominion Energy Inc.	5.750%	10/1/54	100	101
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	72
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	179
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	104
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	96
	DTE Electric Co.	3.650%	3/15/24	250	274
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	200	210
	DTE Electric Co.	2.625%	3/1/31	100	108
	DTE Electric Co.	4.000%	4/1/43	225	270
	DTE Electric Co.	3.700%	6/1/46	50	58
	DTE Electric Co.	3.750%	8/15/47	100	118
	DTE Electric Co.	3.950%	3/1/49	128	158
	DTE Electric Co.	2.950%	3/1/50	150	156
	DTE Energy Co.	2.600%	6/15/22	50	51
	DTE Energy Co.	2.250%	11/1/22	400	413
	DTE Energy Co.	3.700%	8/1/23	125	135
	DTE Energy Co.	2.529%	10/1/24	100	105
	DTE Energy Co.	2.850%	10/1/26	300	319
	DTE Energy Co.	3.800%	3/15/27	175	189
	DTE Energy Co.	3.400%	6/15/29	100	108
	DTE Energy Co.	2.950%	3/1/30	60	62
	DTE Energy Co.	6.375%	4/15/33	75	100
	Duke Energy Carolinas LLC	2.500%	3/15/23	100	105
	Duke Energy Carolinas LLC	3.050%	3/15/23	100	106
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	111
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	147
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	162
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	215
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	108
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	143
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	37
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	36
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	208
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	209
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	119
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	119
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	369
	Duke Energy Carolinas LLC	3.200%	8/15/49	500	558
	Duke Energy Corp.	2.400%	8/15/22	200	207
	Duke Energy Corp.	3.050%	8/15/22	275	287
	Duke Energy Corp.	3.750%	4/15/24	325	356
	Duke Energy Corp.	2.650%	9/1/26	80	87
	Duke Energy Corp.	3.150%	8/15/27	300	332
	Duke Energy Corp.	2.450%	6/1/30	100	104
	Duke Energy Corp.	4.800%	12/15/45	125	161
	Duke Energy Corp.	3.750%	9/1/46	405	462
	Duke Energy Corp.	4.200%	6/15/49	500	611
	Duke Energy Florida LLC	3.800%	7/15/28	100	116
	Duke Energy Florida LLC	2.500%	12/1/29	425	459
	Duke Energy Florida LLC	1.750%	6/15/30	100	100
	Duke Energy Florida LLC	6.350%	9/15/37	225	336
	Duke Energy Florida LLC	6.400%	6/15/38	200	312
	Duke Energy Florida LLC	3.850%	11/15/42	200	235
	Duke Energy Florida LLC	3.400%	10/1/46	100	113
	Duke Energy Florida LLC	4.200%	7/15/48	200	254
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	45	45
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	108
	Duke Energy Indiana LLC	6.350%	8/15/38	225	333
	Duke Energy Indiana LLC	3.750%	5/15/46	225	263
	Duke Energy Indiana LLC	3.250%	10/1/49	325	359
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	103
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	29
	Duke Energy Progress LLC	2.800%	5/15/22	100	104
	Duke Energy Progress LLC	3.375%	9/1/23	25	27
	Duke Energy Progress LLC	3.700%	9/1/28	175	202
	Duke Energy Progress LLC	3.450%	3/15/29	125	143
	Duke Energy Progress LLC	4.375%	3/30/44	300	375
	Duke Energy Progress LLC	4.150%	12/1/44	100	122
	Duke Energy Progress LLC	3.700%	10/15/46	50	59
	Duke Energy Progress LLC	3.600%	9/15/47	100	116
	Edison International	2.400%	9/15/22	125	127
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	3/15/23	200	204
	Edison International	5.750%	6/15/27	25	29
	El Paso Electric Co.	6.000%	5/15/35	50	65
	El Paso Electric Co.	5.000%	12/1/44	75	90
	Emera US Finance LP	3.550%	6/15/26	150	168
	Emera US Finance LP	4.750%	6/15/46	245	287
	Enel Chile SA	4.875%	6/12/28	125	140
	Entergy Arkansas Inc.	3.500%	4/1/26	50	55
	Entergy Corp.	4.000%	7/15/22	150	159
	Entergy Corp.	2.950%	9/1/26	200	219
	Entergy Corp.	2.800%	6/15/30	100	105
	Entergy Corp.	3.750%	6/15/50	100	112
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	265
	Entergy Louisiana LLC	5.400%	11/1/24	382	452
	Entergy Louisiana LLC	2.400%	10/1/26	75	79
	Entergy Louisiana LLC	3.120%	9/1/27	100	109
	Entergy Louisiana LLC	3.050%	6/1/31	100	109
	Entergy Louisiana LLC	4.000%	3/15/33	150	183
	Entergy Louisiana LLC	4.950%	1/15/45	150	163
	Entergy Louisiana LLC	4.200%	9/1/48	200	253
	Entergy Louisiana LLC	4.200%	4/1/50	100	126
	Entergy Louisiana LLC	2.900%	3/15/51	100	103
	Entergy Mississippi LLC	2.850%	6/1/28	125	134
	Entergy Texas Inc.	3.550%	9/30/49	60	66
	Evergy Inc.	2.450%	9/15/24	50	52
	Evergy Inc.	2.900%	9/15/29	150	161

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Evergy Metro Inc.	2.250%	6/1/30	100	105
	Eversource Energy	2.750%	3/15/22	75	78
	Eversource Energy	3.800%	12/1/23	75	81
	Eversource Energy	2.900%	10/1/24	50	54
	Eversource Energy	3.150%	1/15/25	168	182
	Eversource Energy	3.300%	1/15/28	100	110
	Eversource Energy	4.250%	4/1/29	200	234
	Exelon Corp.	3.497%	6/1/22	200	209
	Exelon Corp.	3.950%	6/15/25	200	225
	Exelon Corp.	3.400%	4/15/26	200	223
	Exelon Corp.	4.050%	4/15/30	250	288
	Exelon Corp.	4.950%	6/15/35	225	274
	Exelon Corp.	5.625%	6/15/35	20	26
	Exelon Corp.	5.100%	6/15/45	145	187
	Exelon Corp.	4.450%	4/15/46	175	212
	Exelon Corp.	4.700%	4/15/50	50	64
	Exelon Generation Co. LLC	6.250%	10/1/39	360	437
	Exelon Generation Co. LLC	5.750%	10/1/41	75	83
	Exelon Generation Co. LLC	5.600%	6/15/42	155	173
	FirstEnergy Corp.	2.850%	7/15/22	100	104
	FirstEnergy Corp.	3.900%	7/15/27	300	339
	FirstEnergy Corp.	2.650%	3/1/30	50	52
	FirstEnergy Corp.	2.250%	9/1/30	100	100
	FirstEnergy Corp.	7.375%	11/15/31	475	692
	FirstEnergy Corp.	4.850%	7/15/47	200	253
	FirstEnergy Corp.	3.400%	3/1/50	75	79
	Florida Power & Light Co.	3.250%	6/1/24	25	27
	Florida Power & Light Co.	2.850%	4/1/25	300	329
	Florida Power & Light Co.	5.625%	4/1/34	25	36
	Florida Power & Light Co.	5.960%	4/1/39	375	565
	Florida Power & Light Co.	4.125%	2/1/42	170	211
	Florida Power & Light Co.	4.050%	6/1/42	125	155
	Florida Power & Light Co.	3.800%	12/15/42	75	90
	Florida Power & Light Co.	3.700%	12/1/47	150	182
	Florida Power & Light Co.	3.950%	3/1/48	325	409
	Florida Power & Light Co.	4.125%	6/1/48	100	129
	Florida Power & Light Co.	3.990%	3/1/49	100	125
	Florida Power & Light Co.	3.150%	10/1/49	555	629
	Fortis Inc.	3.055%	10/4/26	295	317
	Georgia Power Co.	2.100%	7/30/23	75	78
	Georgia Power Co.	2.200%	9/15/24	225	236
	Georgia Power Co.	3.250%	4/1/26	100	107
	Georgia Power Co.	2.650%	9/15/29	50	53
	Georgia Power Co.	4.750%	9/1/40	175	211
	Georgia Power Co.	4.300%	3/15/43	100	117
	Georgia Power Co.	3.700%	1/30/50	50	56
	Gulf Power Co.	3.300%	5/30/27	50	54
	Iberdrola International BV	6.750%	7/15/36	75	104
	Indiana Michigan Power Co.	3.850%	5/15/28	250	282
	Indiana Michigan Power Co.	3.750%	7/1/47	150	170
	Indiana Michigan Power Co.	4.250%	8/15/48	100	122
	Interstate Power & Light Co.	3.250%	12/1/24	202	220
	Interstate Power & Light Co.	4.100%	9/26/28	125	144
	Interstate Power & Light Co.	3.600%	4/1/29	60	66
	Interstate Power & Light Co.	6.250%	7/15/39	50	72
	Interstate Power & Light Co.	3.700%	9/15/46	75	83
	Interstate Power and Light Co.	2.300%	6/1/30	100	102
	ITC Holdings Corp.	2.700%	11/15/22	100	104
	ITC Holdings Corp.	3.650%	6/15/24	75	81
	ITC Holdings Corp.	3.350%	11/15/27	100	111
	ITC Holdings Corp.	5.300%	7/1/43	300	379
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	66	82
	Kansas City Power & Light Co.	3.150%	3/15/23	75	79
	Kansas City Power & Light Co.	5.300%	10/1/41	100	135
	Kansas City Power & Light Co.	4.200%	6/15/47	100	121
	Kentucky Utilities Co.	5.125%	11/1/40	125	164
	Kentucky Utilities Co.	4.375%	10/1/45	100	120
	Kentucky Utilities Co.	3.300%	6/1/50	200	214
	Louisville Gas & Electric Co.	3.300%	10/1/25	75	83
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	206
	MidAmerican Energy Co.	3.500%	10/15/24	179	199
	MidAmerican Energy Co.	3.100%	5/1/27	150	166
	MidAmerican Energy Co.	3.650%	4/15/29	200	238
	MidAmerican Energy Co.	6.750%	12/30/31	125	185
	MidAmerican Energy Co.	5.750%	11/1/35	125	181
	MidAmerican Energy Co.	4.800%	9/15/43	100	132
	MidAmerican Energy Co.	3.950%	8/1/47	100	123
	MidAmerican Energy Co.	4.250%	7/15/49	200	259
	Mississippi Power Co.	4.250%	3/15/42	100	118
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	50	51
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	314
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	828
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	168
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	116
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	115
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	106
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	236
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	25	25
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	79
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	516
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	128
	Nevada Power Co.	3.700%	5/1/29	200	231
	Nevada Power Co.	2.400%	5/1/30	75	80
	Nevada Power Co.	6.750%	7/1/37	75	113
	Nevada Power Co.	3.125%	8/1/50	150	165
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	150	153
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	363
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	110
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	108
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	758
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	56
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	282
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	113
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	108
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	400	410
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	129
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	109
	Northern States Power Co.	6.250%	6/1/36	75	109
	Northern States Power Co.	6.200%	7/1/37	50	74
	Northern States Power Co.	5.350%	11/1/39	175	245
	Northern States Power Co.	3.400%	8/15/42	105	119
	Northern States Power Co.	4.000%	8/15/45	50	61
	Northern States Power Co.	2.900%	3/1/50	250	272
	Northern States Power Co.	2.600%	6/1/51	100	102
	NSTAR Electric Co.	2.375%	10/15/22	125	129
	NSTAR Electric Co.	3.200%	5/15/27	125	140
	NSTAR Electric Co.	3.250%	5/15/29	50	57
	NSTAR Electric Co.	5.500%	3/15/40	75	102
	Oglethorpe Power Corp.	5.950%	11/1/39	50	67
	Oglethorpe Power Corp.	5.375%	11/1/40	175	203
	Ohio Edison Co.	6.875%	7/15/36	100	136
	Ohio Power Co.	5.375%	10/1/21	175	185
	Ohio Power Co.	4.150%	4/1/48	100	123
	Ohio Power Co.	4.000%	6/1/49	240	290
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	84

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	110
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	58
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	84
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	185
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	106
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	81
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	59
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	76
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	205
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	170
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	96
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	140
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	119
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	60
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	121
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	435
	Pacific Gas & Electric Co.	1.750%	6/16/22	500	501
[6]	Pacific Gas & Electric Co.	3.850%	11/15/23	250	276
[6]	Pacific Gas & Electric Co.	3.500%	6/15/25	200	220
[6]	Pacific Gas & Electric Co.	3.300%	12/1/27	800	868
	Pacific Gas & Electric Co.	2.500%	2/1/31	500	488
	Pacific Gas & Electric Co.	3.300%	8/1/40	500	487
[6]	Pacific Gas & Electric Co.	3.950%	12/1/47	200	210
	Pacific Gas & Electric Co.	3.500%	8/1/50	500	482
	PacifiCorp	2.950%	2/1/22	100	103
	PacifiCorp	3.600%	4/1/24	125	137
	PacifiCorp	3.500%	6/15/29	100	115
	PacifiCorp	2.700%	9/15/30	50	54
	PacifiCorp	7.700%	11/15/31	450	696
	PacifiCorp	5.250%	6/15/35	100	139
	PacifiCorp	6.100%	8/1/36	100	141
	PacifiCorp	6.250%	10/15/37	125	182
	PacifiCorp	6.350%	7/15/38	75	112
	PacifiCorp	4.100%	2/1/42	200	239
	PacifiCorp	4.125%	1/15/49	100	124
	PacifiCorp	4.150%	2/15/50	200	250
	PacifiCorp	3.300%	3/15/51	100	111
	PECO Energy Co.	2.375%	9/15/22	300	310
	PECO Energy Co.	3.900%	3/1/48	75	93
	PECO Energy Co.	2.800%	6/15/50	200	206
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	202
	Potomac Electric Power Co.	6.500%	11/15/37	250	367
	Potomac Electric Power Co.	4.150%	3/15/43	150	181
	PPL Capital Funding Inc.	4.200%	6/15/22	25	26
	PPL Capital Funding Inc.	3.500%	12/1/22	115	121
	PPL Capital Funding Inc.	3.400%	6/1/23	100	106
	PPL Capital Funding Inc.	3.950%	3/15/24	50	54
	PPL Capital Funding Inc.	3.100%	5/15/26	100	108
	PPL Capital Funding Inc.	4.700%	6/1/43	75	85
	PPL Capital Funding Inc.	5.000%	3/15/44	200	237
	PPL Capital Funding Inc.	4.000%	9/15/47	75	80
	PPL Electric Utilities Corp.	3.000%	9/15/21	275	282
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	149
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	61
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	190
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	90
	Progress Energy Inc.	3.150%	4/1/22	40	41
	Progress Energy Inc.	7.000%	10/30/31	119	165
	Progress Energy Inc.	6.000%	12/1/39	125	169
	PSEG Power LLC	3.850%	6/1/23	125	135
	PSEG Power LLC	8.625%	4/15/31	96	133
	Public Service Co. of Colorado	3.700%	6/15/28	75	87
	Public Service Co. of Colorado	1.900%	1/15/31	100	101
	Public Service Co. of Colorado	3.600%	9/15/42	175	201
	Public Service Co. of Colorado	4.100%	6/15/48	75	94
	Public Service Co. of Colorado	2.700%	1/15/51	100	102
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	54
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	88
	Public Service Electric & Gas Co.	3.000%	5/15/25	80	88
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	260
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	82
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	79
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	54
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	299
	Public Service Electric & Gas Co.	3.600%	12/1/47	75	88
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	246
	Public Service Electric & Gas Co.	3.150%	1/1/50	300	332
	Public Service Electric & Gas Co.	2.700%	5/1/50	100	102
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	104
	Puget Energy Inc.	6.000%	9/1/21	100	105
	Puget Energy Inc.	5.625%	7/15/22	200	214
	Puget Energy Inc.	3.650%	5/15/25	400	416
[5]	Puget Energy Inc.	4.100%	6/15/30	100	109
	Puget Sound Energy Inc.	6.274%	3/15/37	125	179
	Puget Sound Energy Inc.	5.757%	10/1/39	125	175
	Puget Sound Energy Inc.	4.300%	5/20/45	100	122
	Puget Sound Energy Inc.	4.223%	6/15/48	125	157
	Puget Sound Energy Inc.	3.250%	9/15/49	90	97
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	269
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	123
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	87
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	92
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	111
	Sierra Pacific Power Co.	2.600%	5/1/26	100	108
[3]	Southern California Edison Co.	1.845%	2/1/22	29	29
	Southern California Edison Co.	2.400%	2/1/22	75	76
	Southern California Edison Co.	3.400%	6/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	187
	Southern California Edison Co.	3.700%	8/1/25	150	166
	Southern California Edison Co.	3.650%	3/1/28	100	112
	Southern California Edison Co.	4.200%	3/1/29	75	87
	Southern California Edison Co.	6.650%	4/1/29	75	92
	Southern California Edison Co.	2.850%	8/1/29	275	290
	Southern California Edison Co.	2.250%	6/1/30	300	303
	Southern California Edison Co.	5.750%	4/1/35	75	100
	Southern California Edison Co.	5.350%	7/15/35	200	257
	Southern California Edison Co.	5.625%	2/1/36	125	158
	Southern California Edison Co.	5.500%	3/15/40	100	130
	Southern California Edison Co.	4.500%	9/1/40	75	89
	Southern California Edison Co.	4.050%	3/15/42	208	235
	Southern California Edison Co.	3.900%	3/15/43	100	110
	Southern California Edison Co.	4.000%	4/1/47	335	382
	Southern California Edison Co.	4.125%	3/1/48	350	408
	Southern California Edison Co.	4.875%	3/1/49	100	129
	Southern California Edison Co.	3.650%	2/1/50	500	548
	Southern Co.	2.350%	7/1/21	300	304
	Southern Co.	3.250%	7/1/26	350	384
	Southern Co.	4.250%	7/1/36	200	226
	Southern Co.	4.400%	7/1/46	360	426
	Southern Power Co.	2.500%	12/15/21	350	357
	Southern Power Co.	4.150%	12/1/25	100	113
	Southern Power Co.	5.150%	9/15/41	100	113
	Southern Power Co.	5.250%	7/15/43	50	56
	Southern Power Co.	4.950%	12/15/46	75	81
	Southwestern Electric Power Co.	2.750%	10/1/26	100	107
	Southwestern Electric Power Co.	4.100%	9/15/28	100	114
	Southwestern Electric Power Co.	6.200%	3/15/40	75	98
	Southwestern Electric Power Co.	3.900%	4/1/45	200	211
	Southwestern Electric Power Co.	3.850%	2/1/48	325	344
	Southwestern Public Service Co.	3.300%	6/15/24	165	178
	Southwestern Public Service Co.	4.500%	8/15/41	100	122
	Southwestern Public Service Co.	3.400%	8/15/46	275	298
	Southwestern Public Service Co.	3.700%	8/15/47	75	86
	Southwestern Public Service Co.	4.400%	11/15/48	275	347
	Southwestern Public Service Co.	3.750%	6/15/49	75	86
	Southwestern Public Service Co.	3.150%	5/1/50	100	107
	Tampa Electric Co.	4.100%	6/15/42	50	59
	Tampa Electric Co.	4.350%	5/15/44	50	61
	Tampa Electric Co.	4.300%	6/15/48	75	92
	Tampa Electric Co.	4.450%	6/15/49	125	160
	Tampa Electric Co.	3.625%	6/15/50	50	58
	Toledo Edison Co.	6.150%	5/15/37	75	107

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tucson Electric Power Co.	3.050%	3/15/25	50	54
Union Electric Co.	3.500%	4/15/24	250	271
Union Electric Co.	2.950%	3/15/30	500	558
Union Electric Co.	8.450%	3/15/39	150	249
Union Electric Co.	3.650%	4/15/45	125	142
Union Electric Co.	4.000%	4/1/48	75	90
Union Electric Co.	3.250%	10/1/49	100	109
Virginia Electric & Power Co.	3.450%	2/15/24	50	54
Virginia Electric & Power Co.	2.950%	11/15/26	75	83
Virginia Electric & Power Co.	3.500%	3/15/27	250	283
Virginia Electric & Power Co.	3.800%	4/1/28	150	174
Virginia Electric & Power Co.	2.875%	7/15/29	275	302
Virginia Electric & Power Co.	6.000%	1/15/36	125	172
Virginia Electric & Power Co.	6.000%	5/15/37	150	210
Virginia Electric & Power Co.	6.350%	11/30/37	50	76
Virginia Electric & Power Co.	4.000%	1/15/43	400	476
Virginia Electric & Power Co.	4.450%	2/15/44	475	592
Virginia Electric & Power Co.	4.200%	5/15/45	75	91
Virginia Electric & Power Co.	4.000%	11/15/46	100	120
Virginia Electric & Power Co.	3.800%	9/15/47	100	117
Virginia Electric & Power Co.	4.600%	12/1/48	175	228
Virginia Electric & Power Co.	3.300%	12/1/49	210	233
WEC Energy Group Inc.	3.550%	6/15/25	200	223
Westar Energy Inc.	2.550%	7/1/26	150	157
Westar Energy Inc.	3.100%	4/1/27	100	106
Westar Energy Inc.	4.125%	3/1/42	200	236
Westar Energy Inc.	4.100%	4/1/43	100	118
Westar Energy Inc.	4.250%	12/1/45	25	30
Wisconsin Electric Power Co.	2.950%	9/15/21	75	77
Wisconsin Electric Power Co.	2.050%	12/15/24	100	105
Wisconsin Electric Power Co.	4.300%	10/15/48	100	124
Wisconsin Power & Light Co.	6.375%	8/15/37	100	139
Wisconsin Power & Light Co.	3.650%	4/1/50	50	59
Wisconsin Public Service Corp.	3.350%	11/21/21	300	313
Xcel Energy Inc.	2.600%	3/15/22	75	77
Xcel Energy Inc.	3.300%	6/1/25	325	357
Xcel Energy Inc.	3.350%	12/1/26	75	84
Xcel Energy Inc.	4.000%	6/15/28	75	88
Xcel Energy Inc.	2.600%	12/1/29	200	211
Xcel Energy Inc.	3.400%	6/1/30	50	57
Xcel Energy Inc.	3.500%	12/1/49	100	110

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	109
Atmos Energy Corp.	2.625%	9/15/29	50	54
Atmos Energy Corp.	5.500%	6/15/41	200	281
Atmos Energy Corp.	4.150%	1/15/43	100	122
Atmos Energy Corp.	4.125%	10/15/44	50	62
Atmos Energy Corp.	3.375%	9/15/49	530	596
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	53
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	113
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	336
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	55
KeySpan Corp.	5.803%	4/1/35	50	66
NiSource Finance Corp.	3.490%	5/15/27	250	281
NiSource Finance Corp.	5.950%	6/15/41	100	138
NiSource Finance Corp.	4.800%	2/15/44	125	153
NiSource Finance Corp.	5.650%	2/1/45	100	135
NiSource Finance Corp.	4.375%	5/15/47	250	304
NiSource Finance Corp.	3.950%	3/30/48	200	231
NiSource Inc.	2.650%	11/17/22	75	78
NiSource Inc.	3.650%	6/15/23	75	81
NiSource Inc.	2.950%	9/1/29	290	316
NiSource Inc.	3.600%	5/1/30	200	228
ONE Gas Inc.	2.000%	5/15/30	100	102
ONE Gas Inc.	4.658%	2/1/44	125	157
ONE Gas Inc.	4.500%	11/1/48	75	95
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	125
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	61
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	83
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	108
Sempra Energy	2.875%	10/1/22	100	104
Sempra Energy	2.900%	2/1/23	100	105
Sempra Energy	4.050%	12/1/23	100	109
Sempra Energy	3.750%	11/15/25	155	171
Sempra Energy	3.250%	6/15/27	150	165
Sempra Energy	3.400%	2/1/28	200	219
Sempra Energy	3.800%	2/1/38	200	216
Sempra Energy	6.000%	10/15/39	150	207
Sempra Energy	4.000%	2/1/48	175	199
Southern California Gas Co.	2.600%	6/15/26	200	214
Southern California Gas Co.	2.550%	2/1/30	150	162
Southern California Gas Co.	3.750%	9/15/42	75	85
Southern California Gas Co.	4.125%	6/1/48	75	92
Southern California Gas Co.	3.950%	2/15/50	70	85
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	333
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	80
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	98
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	58
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	110
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	120
Southwest Gas Corp.	3.700%	4/1/28	50	56
Southwest Gas Corp.	3.800%	9/29/46	75	81
Southwest Gas Corp.	4.150%	6/1/49	25	28
Washington Gas Light Co.	3.796%	9/15/46	100	111
Washington Gas Light Co.	3.650%	9/15/49	30	34

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	139
American Water Capital Corp.	2.950%	9/1/27	325	355
American Water Capital Corp.	3.450%	6/1/29	125	142
American Water Capital Corp.	2.800%	5/1/30	100	109
American Water Capital Corp.	6.593%	10/15/37	150	223
American Water Capital Corp.	4.300%	9/1/45	100	124
American Water Capital Corp.	3.750%	9/1/47	200	232
American Water Capital Corp.	4.200%	9/1/48	100	124
American Water Capital Corp.	4.150%	6/1/49	125	155
American Water Capital Corp.	3.450%	5/1/50	100	113
Essential Utilities Inc.	3.566%	5/1/29	75	83
Essential Utilities Inc.	2.704%	4/15/30	100	105
Essential Utilities Inc.	4.276%	5/1/49	85	102
Essential Utilities Inc.	3.351%	4/15/50	200	209
Veolia Environnement SA	6.750%	6/1/38	39	55
				104,778
Total Corporate Bonds (Cost $1,211,177)				1,337,232
Sovereign Bonds (3.9%)
African Development Bank	1.250%	7/26/21	500	505
African Development Bank	2.375%	9/23/21	300	308
African Development Bank	1.625%	9/16/22	400	412
African Development Bank	2.125%	11/16/22	700	730
African Development Bank	3.000%	9/20/23	275	298
Asian Development Bank	2.000%	2/16/22	980	1,007
Asian Development Bank	1.875%	2/18/22	600	615
Asian Development Bank	0.625%	4/7/22	800	805
Asian Development Bank	1.875%	7/19/22	600	620
Asian Development Bank	1.750%	9/13/22	1,100	1,135
Asian Development Bank	1.625%	1/24/23	200	207
Asian Development Bank	2.750%	3/17/23	1,000	1,066
Asian Development Bank	2.625%	1/30/24	1,000	1,080
Asian Development Bank	1.500%	10/18/24	500	523
Asian Development Bank	2.000%	1/22/25	300	321
Asian Development Bank	0.625%	4/29/25	700	705
Asian Development Bank	2.000%	4/24/26	100	108
Asian Development Bank	2.625%	1/12/27	200	224
Asian Development Bank	2.375%	8/10/27	275	306
Asian Development Bank	6.220%	8/15/27	100	135
Asian Development Bank	2.500%	11/2/27	673	757
Asian Development Bank	5.820%	6/16/28	148	202
Asian Development Bank	3.125%	9/26/28	130	153
Asian Development Bank	1.750%	9/19/29	200	214
Asian Development Bank	1.875%	1/24/30	200	217

Total Bond Market Index Portfolio

				Market
		Maturity		Value•
	Coupon	Date	Shares	($000)
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	535
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	399
Canada	2.625%	1/25/22	250	259
Canada	2.000%	11/15/22	570	594
Canada	1.625%	1/22/25	550	579
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	313
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	250	265
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	250	261
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	545
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	300	349
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	329
Corp. Andina de Fomento	3.250%	2/11/22	45	46
Corp. Andina de Fomento	2.750%	1/6/23	125	128
Corp. Andina de Fomento	2.375%	5/12/23	100	101
Corp. Andina de Fomento	3.750%	11/23/23	925	989
Council of Europe Development Bank	1.750%	9/26/22	150	155
Council of Europe Development Bank	2.625%	2/13/23	425	451
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	1.375%	2/27/25	200	208
Ecopetrol SA	5.875%	9/18/23	225	241
Ecopetrol SA	4.125%	1/16/25	200	199
Ecopetrol SA	5.375%	6/26/26	750	789
Ecopetrol SA	6.875%	4/29/30	400	460
Ecopetrol SA	7.375%	9/18/43	100	120
Ecopetrol SA	5.875%	5/28/45	400	421
Equinor ASA	2.750%	11/10/21	300	309
Equinor ASA	3.150%	1/23/22	150	156
Equinor ASA	2.450%	1/17/23	450	470
Equinor ASA	2.650%	1/15/24	375	399
Equinor ASA	3.700%	3/1/24	150	166
Equinor ASA	3.250%	11/10/24	150	166
Equinor ASA	7.250%	9/23/27	250	335
Equinor ASA	3.625%	9/10/28	175	200
Equinor ASA	2.375%	5/22/30	200	207
Equinor ASA	5.100%	8/17/40	125	160
Equinor ASA	4.250%	11/23/41	175	209
Equinor ASA	3.950%	5/15/43	125	145
Equinor ASA	4.800%	11/8/43	175	226
Equinor ASA	3.250%	11/18/49	225	237
Equinor ASA	3.700%	4/6/50	405	465
European Bank for Reconstruction & Development	1.875%	7/15/21	225	229
European Bank for Reconstruction & Development	1.500%	11/2/21	150	152
European Bank for Reconstruction & Development	1.875%	2/23/22	200	205
European Bank for Reconstruction & Development	2.750%	3/7/23	925	985
European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
European Bank for Reconstruction & Development	1.625%	9/27/24	270	284
European Bank for Reconstruction & Development	1.500%	2/13/25	100	105
European Bank for Reconstruction & Development	0.500%	5/19/25	100	100
European Investment Bank	1.375%	9/15/21	100	101
European Investment Bank	2.125%	10/15/21	300	307
European Investment Bank	2.875%	12/15/21	1,150	1,194
European Investment Bank	2.250%	3/15/22	500	517
European Investment Bank	2.625%	5/20/22	200	209
European Investment Bank	2.375%	6/15/22	1,725	1,796
European Investment Bank	1.375%	9/6/22	720	738
European Investment Bank	2.500%	3/15/23	600	636
European Investment Bank	1.375%	5/15/23	600	619
European Investment Bank	2.875%	8/15/23	800	864
European Investment Bank	0.250%	9/15/23	1,750	1,749
European Investment Bank	3.125%	12/14/23	500	548
European Investment Bank	3.250%	1/29/24	810	894
European Investment Bank	2.625%	3/15/24	530	574
European Investment Bank	2.250%	6/24/24	550	591
European Investment Bank	2.500%	10/15/24	276	301
European Investment Bank	1.875%	2/10/25	1,050	1,119
European Investment Bank	1.625%	3/14/25	100	106
European Investment Bank	0.625%	7/25/25	400	403
European Investment Bank	2.375%	5/24/27	225	251
European Investment Bank	1.625%	10/9/29	125	133
European Investment Bank	0.875%	5/17/30	200	200
European Investment Bank	4.875%	2/15/36	325	492
Export Development Canada	1.375%	10/21/21	200	203
Export Development Canada	1.750%	7/18/22	200	206
Export Development Canada	2.500%	1/24/23	40	42
Export Development Canada	1.375%	2/24/23	1,000	1,025
Export Development Canada	2.625%	2/21/24	250	270
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	254
Export-Import Bank of Korea	3.500%	11/27/21	200	207
Export-Import Bank of Korea	5.000%	4/11/22	275	295
Export-Import Bank of Korea	3.000%	11/1/22	400	420
Export-Import Bank of Korea	3.625%	11/27/23	200	218
Export-Import Bank of Korea	4.000%	1/14/24	650	718
Export-Import Bank of Korea	2.625%	5/26/26	200	218
FMS Wertmanagement	2.000%	8/1/22	470	487
FMS Wertmanagement	2.750%	3/6/23	300	319
Hydro-Quebec	8.400%	1/15/22	375	419
Hydro-Quebec	8.050%	7/7/24	325	412
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	259
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	276
Inter-American Development Bank	2.125%	1/18/22	700	720
Inter-American Development Bank	1.750%	4/14/22	800	821
Inter-American Development Bank	3.000%	9/26/22	500	530
Inter-American Development Bank	2.500%	1/18/23	1,025	1,082
Inter-American Development Bank	0.500%	5/24/23	400	402
Inter-American Development Bank	3.000%	10/4/23	625	679
Inter-American Development Bank	2.625%	1/16/24	150	162
Inter-American Development Bank	3.000%	2/21/24	900	985
Inter-American Development Bank	2.125%	1/15/25	1,100	1,181
Inter-American Development Bank	1.750%	3/14/25	200	212
Inter-American Development Bank	0.875%	4/3/25	500	509
Inter-American Development Bank	7.000%	6/15/25	134	173
Inter-American Development Bank	0.625%	7/15/25	1,300	1,308
Inter-American Development Bank	2.000%	6/2/26	750	810
Inter-American Development Bank	2.000%	7/23/26	100	108
Inter-American Development Bank	2.375%	7/7/27	450	500
Inter-American Development Bank	3.125%	9/18/28	875	1,031
Inter-American Development Bank	3.875%	10/28/41	200	278
Inter-American Development Bank	3.200%	8/7/42	100	127
International Bank for Reconstruction & Development	2.750%	7/23/21	1,330	1,365
International Bank for Reconstruction & Development	1.375%	9/20/21	1,975	2,002
International Bank for Reconstruction & Development	2.125%	12/13/21	255	262
International Bank for Reconstruction & Development	2.000%	1/26/22	145	149
International Bank for Reconstruction & Development	1.625%	2/10/22	1,325	1,354
International Bank for Reconstruction & Development	2.125%	7/1/22	775	804
International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,151
International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,222
International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,187

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	726
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	818
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	211
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,000	1,007
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,265
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	535
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	394
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	215
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	399
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	368
	International Finance Corp.	2.000%	10/24/22	200	208
	International Finance Corp.	2.875%	7/31/23	575	620
	International Finance Corp.	1.375%	10/16/24	200	208
	International Finance Corp.	2.125%	4/7/26	600	653
[7]	Japan Bank for International Cooperation	3.125%	7/20/21	275	283
[7]	Japan Bank for International Cooperation	1.500%	7/21/21	750	758
[7]	Japan Bank for International Cooperation	2.000%	11/4/21	770	786
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	450	467
[7]	Japan Bank for International Cooperation	2.375%	7/21/22	250	260
[7]	Japan Bank for International Cooperation	2.375%	11/16/22	540	556
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	500	516
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	300	324
[7]	Japan Bank for International Cooperation	3.375%	7/31/23	100	109
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	400	437
[7]	Japan Bank for International Cooperation	3.000%	5/29/24	500	545
[7]	Japan Bank for International Cooperation	1.750%	10/17/24	200	209
[7]	Japan Bank for International Cooperation	2.125%	2/10/25	330	351
[7]	Japan Bank for International Cooperation	2.375%	4/20/26	200	217
[7]	Japan Bank for International Cooperation	2.250%	11/4/26	200	217
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	200	226
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	800	901
[7]	Japan Bank for International Cooperation	3.250%	7/20/28	300	351
[7]	Japan Bank for International Cooperation	3.500%	10/31/28	350	418
[7]	Japan International Cooperation Agency	2.750%	4/27/27	300	332
[8]	KFW	1.750%	9/15/21	600	611
[8]	KFW	2.000%	11/30/21	600	615
[8]	KFW	3.125%	12/15/21	1,115	1,161
[8]	KFW	2.500%	2/15/22	1,000	1,036
[8]	KFW	2.125%	3/7/22	1,000	1,031
[8]	KFW	2.125%	6/15/22	750	777
[8]	KFW	1.750%	8/22/22	1,600	1,651
[8]	KFW	2.000%	10/4/22	950	987
[8]	KFW	2.375%	12/29/22	450	473
[8]	KFW	2.125%	1/17/23	1,025	1,073
[8]	KFW	1.625%	2/15/23	1,200	1,240
[8]	KFW	2.625%	2/28/24	400	433
[8]	KFW	1.375%	8/5/24	900	932
[8]	KFW	2.500%	11/20/24	1,800	1,963
[8]	KFW	2.000%	5/2/25	150	161
[8]	KFW	2.875%	4/3/28	500	581
[8]	KFW	1.750%	9/14/29	175	188
[8]	KFW	0.000%	4/18/36	400	321
[8]	KFW	0.000%	6/29/37	200	157
	Korea Development Bank	4.625%	11/16/21	150	158
	Korea Development Bank	3.000%	9/14/22	400	419
	Korea Development Bank	3.375%	3/12/23	700	745
	Korea Development Bank	3.750%	1/22/24	500	548
	Korea Development Bank	2.125%	10/1/24	200	209
[8]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	250	254
[8]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	46
[8]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	109
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	908
[8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	400
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	518
[8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	292
[8]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	281
	Nexen Energy ULC	7.875%	3/15/32	50	75
	Nexen Energy ULC	6.400%	5/15/37	450	637
	Nexen Energy ULC	7.500%	7/30/39	200	323
	Nordic Investment Bank	1.250%	8/2/21	400	404
	Nordic Investment Bank	2.125%	2/1/22	200	206
	Nordic Investment Bank	1.375%	10/17/22	200	205
	Nordic Investment Bank	0.375%	5/19/23	200	200
	Nordic Investment Bank	2.875%	7/19/23	200	216
	Nordic Investment Bank	2.250%	5/21/24	200	213
[9]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	104
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	411
[9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	533
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	218
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	104
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	125	137
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	303	331
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	172
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	308	361
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	295
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	300	347
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	715	922
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	500	641
	Petroleos Mexicanos	2.378%	4/15/25	25	26
	Province of Alberta	2.200%	7/26/22	400	414
	Province of Alberta	3.350%	11/1/23	375	408
	Province of Alberta	2.950%	1/23/24	300	324
	Province of Alberta	1.875%	11/13/24	450	471
	Province of Alberta	1.000%	5/20/25	485	489
	Province of Alberta	3.300%	3/15/28	250	289
	Province of British Columbia	2.000%	10/23/22	200	208
	Province of British Columbia	1.750%	9/27/24	225	236
	Province of British Columbia	2.250%	6/2/26	300	325
	Province of Manitoba	2.050%	11/30/20	300	302
	Province of Manitoba	2.100%	9/6/22	150	155
	Province of Manitoba	2.600%	4/16/24	150	161
	Province of Manitoba	2.125%	6/22/26	90	97
	Province of New Brunswick	2.500%	12/12/22	95	100
	Province of New Brunswick	3.625%	2/24/28	105	123
	Province of Ontario	2.500%	9/10/21	575	589
	Province of Ontario	2.400%	2/8/22	525	542

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Ontario	2.550%	4/25/22	350	364
	Province of Ontario	2.250%	5/18/22	500	517
	Province of Ontario	2.450%	6/29/22	150	156
	Province of Ontario	2.200%	10/3/22	400	415
	Province of Ontario	3.400%	10/17/23	760	831
	Province of Ontario	3.050%	1/29/24	250	272
	Province of Ontario	3.200%	5/16/24	150	165
	Province of Ontario	2.500%	4/27/26	250	273
	Province of Ontario	2.300%	6/15/26	900	968
	Province of Ontario	2.000%	10/2/29	585	621
	Province of Quebec	2.750%	8/25/21	325	334
	Province of Quebec	2.375%	1/31/22	390	402
	Province of Quebec	2.625%	2/13/23	425	449
	Province of Quebec	1.500%	2/11/25	400	411
	Province of Quebec	2.500%	4/20/26	200	219
	Province of Quebec	2.750%	4/12/27	850	949
	Province of Quebec	7.500%	9/15/29	475	732
	Province of Quebec	1.350%	5/28/30	400	403
	Province of Saskatchewan	8.500%	7/15/22	58	67
	Republic of Chile	2.250%	10/30/22	175	181
	Republic of Chile	3.125%	1/21/26	485	530
[3]	Republic of Chile	3.240%	2/6/28	460	504
	Republic of Chile	2.450%	1/31/31	200	206
[3]	Republic of Chile	2.550%	1/27/32	200	208
[3]	Republic of Chile	3.500%	1/25/50	475	532
	Republic of Colombia	4.375%	7/12/21	450	462
	Republic of Colombia	4.000%	2/26/24	400	420
	Republic of Colombia	8.125%	5/21/24	100	120
[3]	Republic of Colombia	4.500%	1/28/26	322	348
[3]	Republic of Colombia	3.875%	4/25/27	765	804
[3]	Republic of Colombia	4.500%	3/15/29	450	489
[3]	Republic of Colombia	3.000%	1/30/30	200	196
[3]	Republic of Colombia	3.125%	4/15/31	200	197
	Republic of Colombia	10.375%	1/28/33	200	307
	Republic of Colombia	7.375%	9/18/37	300	408
	Republic of Colombia	6.125%	1/18/41	125	154
[3]	Republic of Colombia	5.625%	2/26/44	475	562
[3]	Republic of Colombia	5.000%	6/15/45	965	1,074
	Republic of Colombia	5.200%	5/15/49	600	693
[3]	Republic of Colombia	4.125%	5/15/51	200	197
	Republic of Hungary	6.375%	3/29/21	422	439
	Republic of Hungary	5.375%	2/21/23	400	438
	Republic of Hungary	5.750%	11/22/23	400	454
	Republic of Hungary	5.375%	3/25/24	350	397
	Republic of Hungary	7.625%	3/29/41	290	486
	Republic of Indonesia	2.950%	1/11/23	425	437
	Republic of Indonesia	4.100%	4/24/28	200	221
	Republic of Indonesia	4.750%	2/11/29	425	492
	Republic of Indonesia	3.400%	9/18/29	200	212
	Republic of Indonesia	2.850%	2/14/30	200	204
	Republic of Indonesia	3.850%	10/15/30	200	222
[5]	Republic of Indonesia	4.750%	7/18/47	200	234
	Republic of Indonesia	4.350%	1/11/48	525	591
	Republic of Indonesia	3.700%	10/30/49	200	208
	Republic of Indonesia	4.200%	10/15/50	430	481
	Republic of Indonesia	4.450%	4/15/70	200	230
	Republic of Italy	6.875%	9/27/23	590	683
	Republic of Italy	2.375%	10/17/24	475	482
	Republic of Italy	2.875%	10/17/29	400	400
	Republic of Italy	5.375%	6/15/33	475	594
	Republic of Italy	4.000%	10/17/49	500	510
	Republic of Korea	3.875%	9/11/23	200	219
	Republic of Korea	5.625%	11/3/25	100	124
	Republic of Korea	2.750%	1/19/27	1,000	1,087
	Republic of Korea	3.875%	9/20/48	125	172
[3]	Republic of Panama	4.000%	9/22/24	200	217
[3]	Republic of Panama	3.750%	3/16/25	207	224
	Republic of Panama	7.125%	1/29/26	168	212
	Republic of Panama	8.875%	9/30/27	238	338
[3]	Republic of Panama	3.875%	3/17/28	460	517
	Republic of Panama	9.375%	4/1/29	300	455
[3]	Republic of Panama	6.700%	1/26/36	292	419
[3]	Republic of Panama	4.500%	4/16/50	410	501
[3]	Republic of Panama	4.300%	4/29/53	400	477
[3]	Republic of Panama	4.500%	4/1/56	700	857
[3]	Republic of Panama	3.870%	7/23/60	200	227
	Republic of Peru	7.350%	7/21/25	225	286
[3]	Republic of Peru	2.392%	1/23/26	200	209
[3]	Republic of Peru	2.783%	1/23/31	200	213
	Republic of Peru	8.750%	11/21/33	645	1,075
[3]	Republic of Peru	6.550%	3/14/37	325	494
	Republic of Peru	5.625%	11/18/50	475	749
	Republic of Poland	5.125%	4/21/21	245	254
	Republic of Poland	5.000%	3/23/22	775	831
	Republic of Poland	3.000%	3/17/23	325	344
	Republic of Poland	3.250%	4/6/26	500	560
	Republic of the Philippines	9.500%	10/21/24	350	457
	Republic of the Philippines	10.625%	3/16/25	100	140
	Republic of the Philippines	5.500%	3/30/26	225	270
	Republic of the Philippines	3.000%	2/1/28	400	431
	Republic of the Philippines	3.750%	1/14/29	400	457
	Republic of the Philippines	9.500%	2/2/30	300	487
	Republic of the Philippines	2.457%	5/5/30	200	209
	Republic of the Philippines	7.750%	1/14/31	400	597
	Republic of the Philippines	6.375%	1/15/32	200	276
	Republic of the Philippines	6.375%	10/23/34	550	791
	Republic of the Philippines	3.950%	1/20/40	700	812
	Republic of the Philippines	3.700%	3/1/41	200	227
	Republic of the Philippines	3.700%	2/2/42	350	402
	Republic of the Philippines	2.950%	5/5/45	500	521
	State of Israel	3.150%	6/30/23	400	427
	State of Israel	2.875%	3/16/26	200	218
	State of Israel	3.250%	1/17/28	300	340
	State of Israel	2.500%	1/15/30	200	216
	State of Israel	2.750%	7/3/30	400	439
	State of Israel	4.500%	1/30/43	200	257
	State of Israel	4.125%	1/17/48	250	310
	State of Israel	3.375%	1/15/50	475	517
	State of Israel	3.875%	7/3/50	400	471
	State of Israel	4.500%	4/3/20	200	254
	Svensk Exportkredit AB	1.625%	9/12/21	300	304
	Svensk Exportkredit AB	3.125%	11/8/21	200	207
	Svensk Exportkredit AB	2.000%	8/30/22	190	196
	Svensk Exportkredit AB	1.625%	11/14/22	200	206
	Svensk Exportkredit AB	2.875%	3/14/23	195	208
	Svensk Exportkredit AB	0.625%	5/14/25	200	200
	Syngenta Finance NV	3.125%	3/28/22	100	101
	United Mexican States	3.625%	3/15/22	548	570
	United Mexican States	3.600%	1/30/25	510	539
[3]	United Mexican States	3.900%	4/27/25	400	427
	United Mexican States	4.125%	1/21/26	445	480
	United Mexican States	4.150%	3/28/27	800	858
	United Mexican States	3.750%	1/11/28	675	702
	United Mexican States	4.500%	4/22/29	950	1,027
[3]	United Mexican States	3.250%	4/16/30	700	689
	United Mexican States	8.300%	8/15/31	220	311
[3]	United Mexican States	4.750%	4/27/32	600	661
	United Mexican States	7.500%	4/8/33	100	136
	United Mexican States	6.050%	1/11/40	883	1,067
	United Mexican States	4.750%	3/8/44	765	797
	United Mexican States	5.550%	1/21/45	510	594
	United Mexican States	4.600%	1/23/46	600	613
	United Mexican States	4.350%	1/15/47	760	753
	United Mexican States	4.600%	2/10/48	255	261
[3]	United Mexican States	4.500%	1/31/50	600	617
[3]	United Mexican States	5.000%	4/27/51	600	647
	United Mexican States	5.750%	10/12/10	342	375
Total Sovereign Bonds (Cost $165,610)					177,752

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	75	79
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	150	221
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	50	70
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	50	81
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	125	226
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	75	81
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	158
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	436
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	359
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	150	154
California GO	5.700%	11/1/21	250	267
California GO	3.375%	4/1/25	100	112
California GO	2.650%	4/1/26	75	82
California GO	3.500%	4/1/28	150	174
California GO	2.500%	10/1/29	70	76
California GO	4.500%	4/1/33	190	224
California GO	7.500%	4/1/34	350	571
California GO	4.600%	4/1/38	300	351
California GO	7.300%	10/1/39	75	125
California GO	7.350%	11/1/39	1,425	2,397
California GO	7.625%	3/1/40	205	362
California GO	7.600%	11/1/40	200	367
California State University Systemwide Revenue	3.899%	11/1/47	50	62
California State University Systemwide Revenue	2.975%	11/1/51	100	107
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	71
Chicago IL GO	7.045%	1/1/29	50	52
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	100	144
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	125	186
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	75	97
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	125	172
Clark County NV Airport System Revenue	6.820%	7/1/45	100	156
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	100	118
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	105	123
Commonwealth of Massachusetts	2.514%	7/1/41	50	50
Connecticut GO	5.090%	10/1/30	175	209
Connecticut GO	5.850%	3/15/32	200	271
Cook County IL GO	6.229%	11/15/34	50	70
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	163
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	76
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	75	94
Dallas TX Independent School District GO	6.450%	2/15/35	100	103
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	60	62
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	75	76
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	150	215
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	150	153
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	75	77
George Washington University	4.126%	9/15/48	300	368
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	245	356
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	147	215
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	74	107
Grand Parkway Transportation Corp	3.236%	10/1/52	175	182
Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	107
Houston TX GO	6.290%	3/1/32	130	167
Illinois GO	4.950%	6/1/23	284	287
Illinois GO	5.100%	6/1/33	1,280	1,298
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	72
JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	150	169
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	100	125
JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	75	80
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	25	25
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	100	172
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	100	179
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	255
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	173
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	296
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	101
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	84
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	50	73
Massachusetts GO	4.200%	12/1/21	115	118
Massachusetts GO	5.456%	12/1/39	150	212
Massachusetts GO	2.813%	9/1/43	225	241
Massachusetts GO	2.900%	9/1/49	100	109
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	100	139
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	50	51
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	71

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	50	76
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	175	204
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	140
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	125	134
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	75	79
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	75	81
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	200	221
	Michigan State University Revenue	4.496%	8/15/48	50	57
	Mississippi GO	5.245%	11/1/34	50	68
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	100	124
[10]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	225	272
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	100	102
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	75	70
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	400	483
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	100	93
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	169
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	661
	New York City NY GO	6.246%	6/1/35	25	25
	New York City NY GO	5.517%	10/1/37	50	71
	New York City NY GO	6.271%	12/1/37	100	154
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	100	151
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	175	275
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	150	198
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	100	140
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	75	104
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	647
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	59
	New York State Dormitory Authority Revenue	3.142%	7/1/43	260	268
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	50	53
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	100	130
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	50	54
	New York State Thruway Authority	2.900%	1/1/35	75	81
	New York State Thruway Authority	3.500%	1/1/42	50	51
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	100	114
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	150	190
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	265
	Ohio State University General Receipts Revenue	4.910%	6/1/40	100	142
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	126
	Ohio State University General Receipts Revenue	4.800%	6/1/11	100	152
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	75	78
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	89
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	150	218
	Oregon GO	5.762%	6/1/23	107	118
	Oregon GO	5.892%	6/1/27	75	94
[11]	Oregon School Boards Association GO	5.528%	6/30/28	50	60
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	50	60
	Pennsylvania State University	2.790%	9/1/43	200	206
	Pennsylvania State University	2.840%	9/1/50	100	104
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	77
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	75	102
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	250	347
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	100	111
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	30	36
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	100	139
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	550	730
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	100	137
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	100	106
	Princeton University	5.700%	3/1/39	200	310
[3]	Princeton University	2.516%	7/1/50	100	104
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	130	132
	Regents of the University of California Medical Center Pooled Revenue	3.706%	5/15/20	60	62
	Regents of the University of California Revenue	3.063%	7/1/25	100	110

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	100	167
	Riverside County California Taxable Pension Obligation	3.818%	2/15/38	50	56
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	67
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	25	26
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	75	91
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	75	77
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	50	54
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	100	123
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	150	207
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	125	185
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	125	187
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	155
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	100	170
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	100	108
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	253
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	50	51
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	100	156
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	75	78
	Texas GO	5.517%	4/1/39	50	73
	Texas GO	3.211%	4/1/44	225	238
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	175	180
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	224
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	66
	Texas Transportation Commission Revenue	2.562%	4/1/42	100	102
	University of California Regents Medical Center Revenue	6.548%	5/15/48	350	559
	University of California Regents Medical Center Revenue	6.583%	5/15/49	50	79
	University of California Revenue	5.946%	5/15/45	175	258
	University of California Revenue	4.858%	5/15/12	175	243
	University of California Revenue	4.767%	5/15/15	100	135
	University of Michigan Revenue	2.437%	4/1/40	100	103
	University of Michigan Revenue	2.562%	4/1/50	100	104
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	25	28
	University of Pittsburgh of the Commonwealth System of Higher Education	3.555%	9/15/19	250	294
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	50	59
	University of Texas Revenue	3.354%	8/15/47	50	59
	University of Texas System	2.439%	8/15/49	50	49
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	75	101
	University of Virginia Revenue	4.179%	9/1/17	50	68
	Utah GO	4.554%	7/1/24	40	42
	Utah GO	3.539%	7/1/25	50	54
	Washington GO	5.140%	8/1/40	150	219
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	273
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	100	111
[11]	Wisconsin GO	5.700%	5/1/26	60	69
Total Taxable Municipal Bonds (Cost $25,768)					32,024

		Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
[12] Vanguard Market Liquidity Fund (Cost $158,434)	0.227%	1,584,752	158,475
Total Investments (102.7%) (Cost $4,376,593)			4,726,500
Other Asset and Liabilities—Net (-2.7%)			(125,506)
Net Assets (100%)			4,600,994

Cost is in $000.

*	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2020.
1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $53,576,000, representing 1.2% of net assets.
6	Non-income-producing security—security in default.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,218,159)	4,568,025
Affiliated Issuers (Cost $158,434)	158,475
Total Investments in Securities	4,726,500
Investment in Vanguard	204
Cash	1,148
Receivables for Investment Securities Sold	36,151
Receivables for Accrued Income	24,688
Receivables for Capital Shares Issued	3,706
Total Assets	4,792,397
Liabilities
Payables for Investment Securities Purchased	190,153
Payables for Capital Shares Redeemed	918
Payables to Vanguard	332
Total Liabilities	191,403
Net Assets	4,600,994

At June 30, 2020, net assets consisted of:

Paid-in Capital	4,181,525
Total Distributable Earnings (Loss)	419,469
Net Assets	4,600,994

Net Assets
Applicable to 363,589,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,600,994
Net Asset Value Per Share	$12.65

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	55,975
Total Income	55,975
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative	2,732
Marketing and Distribution	259
Custodian Fees	23
Shareholders’ Reports	22
Trustees’ Fees and Expenses	2
Total Expenses	3,093
Net Investment Income	52,882
Realized Net Gain (Loss)
Investment Securities Sold[1]	26,798
Futures Contracts	87
Realized Net Gain (Loss)	26,885
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	188,389
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	188,389
Net Increase (Decrease) in Net Assets Resulting from Operations	268,156

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $436,000, ($4,000), and $33,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,882	107,635
Realized Net Gain (Loss)	26,885	8,028
Change in Unrealized Appreciation (Depreciation)	188,389	204,615
Net Increase (Decrease) in Net Assets Resulting from Operations	268,156	320,278
Distributions[1]
Total Distributions	(107,753)	(97,897)
Capital Share Transactions
Issued	816,925	1,031,614
Issued in Lieu of Cash Distributions	107,753	97,897
Redeemed	(784,090)	(586,442)
Net Increase (Decrease) from Capital Share Transactions	140,588	543,069
Total Increase (Decrease)	300,991	765,450
Net Assets
Beginning of Period	4,300,003	3,534,553
End of Period	4,600,994	4,300,003

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.21	$11.54	$11.86	$11.77	$11.79	$12.07
Investment Operations
Net Investment Income	.148 [1]	.324 [1]	.313 [1]	.292 [1]	.283	.276
Net Realized and Unrealized Gain (Loss) on Investments	.604	.657	(.343)	.119	.007	(.233)
Total from Investment Operations	.752	.981	(.030)	.411	.290	.043
Distributions
Dividends from Net Investment Income	(.312)	(.311)	(.267)	(.283)	(.277)	(.272)
Distributions from Realized Capital Gains	—	—	(.023)	(.038)	(.033)	(.051)
Total Distributions	(.312)	(.311)	(.290)	(.321)	(.310)	(.323)
Net Asset Value, End of Period	$12.65	$12.21	$11.54	$11.86	$11.77	$11.79

Total Return	6.24%	8.67%	-0.21%	3.57%	2.47%	0.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,601	$4,300	$3,535	$3,498	$2,985	$2,799
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.72%	2.74%	2.48%	2.41%	2.43%
Portfolio Turnover Rate[2]	46%	80%	89%	91%	104%	149%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 0%, 19%, 26%, 24%, 33%, and 61% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio

Notes to Financial Statements

The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2020.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received

Total Bond Market Index Portfolio

by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Total Bond Market Index Portfolio

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $204,000, representing less than 0.01%of the portfolio’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,899,110	—	2,899,110
Asset-Backed/Commercial Mortgage-Backed Securities	—	121,907	—	121,907
Corporate Bonds	—	1,337,232	—	1,337,232
Sovereign Bonds	—	177,752	—	177,752
Taxable Municipal Bonds	—	32,024	—	32,024
Temporary Cash Investments	158,475	—	—	158,475
Total	158,475	4,568,025	—	4,726,500

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,376,593
Gross Unrealized Appreciation	352,945
Gross Unrealized Depreciation	(3,038)
Net Unrealized Appreciation (Depreciation)	349,907

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the portfolio had available capital losses totaling $3,796,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the portfolio purchased $324,488,000 of investment securities and sold $162,702,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,799,754,000 and $1,862,702,000, respectively.

Total Bond Market Index Portfolio

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	65,574	86,771
Issued in Lieu of Cash Distributions	8,789	8,535
Redeemed	(62,970)	(49,300)
Net Increase (Decrease) in Shares Outstanding	11,393	46,006

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 37% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Total Bond Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total Bond Market Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•  Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,138.30	$2.18
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.82	2.06

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

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Portfolio Allocation

As of June 30, 2020

Communication Services	10.4%
Consumer Discretionary	12.1
Consumer Staples	1.5
Energy	0.1
Financials	4.9
Health Care	10.9
Industrials	8.3
Information Technology	48.7
Materials	1.9
Other	0.1
Real Estate	1.0
Utilities	0.1

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.7%)
Communication Services (10.1%)
*	Charter Communications Inc. Class A	40,863	20,842
*	Alphabet Inc. Class C	14,712	20,797
*	Alphabet Inc. Class A	13,344	18,922
*	Facebook Inc. Class A	72,535	16,471
*	Netflix Inc.	33,456	15,224
*	Match Group Inc.	71,457	7,649
*	ZoomInfo Technologies Inc. Class A	2,300	117
			100,022
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	24,718	68,192
*	Uber Technologies Inc.	726,010	22,564
	NIKE Inc. Class B	157,191	15,413
	Starbucks Corp.	146,694	10,795
	Home Depot Inc.	34,111	8,545
*	O’Reilly Automotive Inc.	10,203	4,302
*	Alibaba Group Holding Ltd. ADR	17,713	3,821
	Ross Stores Inc.	37,713	3,215
	TJX Cos. Inc.	57,197	2,892
			139,739
Consumer Staples (1.3%)
	Constellation Brands Inc. Class A	41,948	7,339
*	Monster Beverage Corp.	75,448	5,230
			12,569
Financials (4.5%)
	KKR & Co. Inc.	495,496	15,301
	Progressive Corp.	82,823	6,635
	American Express Co.	53,120	5,057
	CME Group Inc.	28,960	4,707
	Marsh & McLennan Cos. Inc.	35,784	3,842
	S&P Global Inc.	10,671	3,516
*	Markel Corp.	3,495	3,227
	Blackstone Group LP Class A	34,771	1,970
	MarketAxess Holdings Inc.	1,032	517
			44,772
Health Care (10.4%)
	UnitedHealth Group Inc.	82,762	24,411
*	IQVIA Holdings Inc.	131,909	18,715
*	Illumina Inc.	42,685	15,808
*	Intuitive Surgical Inc.	24,472	13,945
*	ABIOMED Inc.	28,320	6,841
	Thermo Fisher Scientific Inc.	13,724	4,973
*	Edwards Lifesciences Corp.	70,617	4,880
*	Mettler-Toledo International Inc.	5,768	4,646
*	Seattle Genetics Inc.	16,601	2,821
	Danaher Corp.	12,795	2,263
*	Penumbra Inc.	10,432	1,865
*	Biogen Inc.	5,428	1,452
*	DexCom Inc.	1,664	675
			103,295
Industrials (5.8%)
	Waste Management Inc.	153,717	16,280
	TransUnion	91,760	7,987
	IHS Markit Ltd.	91,599	6,916
	Equifax Inc.	36,190	6,220
	Lockheed Martin Corp.	13,775	5,027
*	Copart Inc.	58,423	4,865
	Canadian National Railway Co.	43,986	3,896
	Northrop Grumman Corp.	11,700	3,597
	JB Hunt Transport Services Inc.	13,061	1,572
	IDEX Corp.	7,246	1,145
			57,505
Information Technology (47.9%)
	Microsoft Corp.	454,500	92,495
*	PayPal Holdings Inc.	220,879	38,484
	Apple Inc.	104,448	38,103
	Visa Inc. Class A	184,100	35,563
	Mastercard Inc. Class A	118,602	35,071
*	ServiceNow Inc.	74,068	30,002
*	Autodesk Inc.	109,017	26,076
*	Adobe Inc.	54,022	23,516
*	Twilio Inc.	96,160	21,100
*	Coupa Software Inc.	56,210	15,572
*	Paycom Software Inc.	37,513	11,619
*	salesforce.com Inc.	60,855	11,400
*	FleetCor Technologies Inc.	39,078	9,829
	SS&C Technologies Holdings Inc.	146,023	8,247
	Fidelity National Information Services Inc.	58,829	7,888
*	Advanced Micro Devices Inc.	146,100	7,686
	Microchip Technology Inc.	67,128	7,069
	Global Payments Inc.	40,788	6,919
*	Workday Inc. Class A	36,264	6,794
*	Slack Technologies Inc. Class A	211,271	6,568
*	Splunk Inc.	32,696	6,497
*	DocuSign Inc. Class A	37,191	6,405
	NVIDIA Corp.	15,362	5,836
	CDW Corp.	48,064	5,584
*	Square Inc.	51,239	5,377
*	Tyler Technologies Inc.	10,537	3,655
*	Ceridian HCM Holding Inc.	20,086	1,592
	Monolithic Power Systems Inc.	5,445	1,291
			476,238
Materials (1.8%)
	Ball Corp.	251,881	17,503

Other (0.0%)
*,§,1	The We Company Class A PP	1,460	7

Real Estate (0.9%)
	American Tower Corp.	24,591	6,358
	Equinix Inc.	4,017	2,821
			9,179
Total Common Stocks (Cost $637,931)			960,829
Preferred Stocks (0.1%)
*,§,1,2	Airbnb Inc., 8.00%	9,972	756
*,§,1,2	The We Company Pfd. D1 PP	19,954	156
*,§,1,2	The We Company Pfd. D2 PP	15,678	123
Total Preferred Stocks (Cost $1,522)			1,035
Temporary Cash Investments (3.0%)
Money Market Fund (1.9%)
[3]	Vanguard Market Liquidity Fund, 0.227%	192,234	19,223

		Face
		Amount
		($000
Repurchase Agreement (0.4%)
	Bank of America Securities, LLC 0.090%, 7/1/20 (Dated 6/30/20, Repurchase Value $3,801,000, collateralized by Federal Home Loan Bank. 3.940%, 6/18/30, with a value of $3,877,000)	3,800	3,800

U.S. Government and Agency Obligations (0.7%)
[4]	United States Cash Management Bill, 0.210%, 9/15/20	295	295
[4]	United States Cash Management Bill, 0.116%, 9/29/20	1,820	1,820
[4]	United States Cash Management Bill, 0.165%, 11/3/20	4,950	4,947
			7,062
Total Temporary Cash Investments (Cost $30,088)			30,085
Total Investments (99.8%) (Cost $669,541)			991,949
Other Assets and Liabilities—Net (0.2%)			1,193
Net Assets (100%)			993,142

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Restricted securities totaling $1,042,000, representing 0.1% of net assets. See Restricted Securities table for additional information.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $1,599,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt. PP—Private Placement.

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Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
The We Company Pfd. D1 PP	December 2014	332
The We Company Pfd. D2 PP	December 2014	261
The We Company Class A PP	December 2014	24
Airbnb Inc.	June 2015	928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	127	19,623	264

See accompanying Notes, which are an integral part of the Financial Statements.

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Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $650,314)	972,726
Affiliated Issuers (Cost $19,227)	19,223
Total Investments in Securities	991,949
Investment in Vanguard	44
Cash	91
Receivables for Investment Securities Sold	4,006
Receivables for Accrued Income	121
Receivables for Capital Shares Issued	171
Variation Margin Receivable—Futures Contracts	278
Total Assets	996,660
Liabilities
Payables for Investment Securities Purchased	2,717
Payables to Investment Advisor	339
Payables for Capital Shares Redeemed	335
Payables to Vanguard	127
Total Liabilities	3,518
Net Assets	993,142

At June 30, 2020, net assets consisted of:

Paid-in Capital	641,498
Total Distributable Earnings (Loss)	351,644
Net Assets	993,142

Net Assets
Applicable to 34,742,140 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	993,142
Net Asset Value Per Share	$28.59

See accompanying Notes, which are an integral part of the Financial Statements.

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Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	2,632
Interest[2]	205
Securities Lending—Net	2
Total Income	2,839
Expenses
Investment Advisory Fees—Note B
Basic Fee	604
Performance Adjustment	55
The Vanguard Group—Note C
Management and Administrative	982
Marketing and Distribution	38
Custodian Fees	6
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,694
Expenses Paid Indirectly	(21)
Net Expenses	1,673
Net Investment Income	1,166
Realized Net Gain (Loss)
Investment Securities Sold[2]	29,677
Futures Contracts	(652)
Realized Net Gain (Loss)	29,025
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	84,351
Futures Contracts	(18)
Change in Unrealized Appreciation (Depreciation)	84,333
Net Increase (Decrease) in Net Assets Resulting from Operations	114,524

1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $190,000, $7,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,166	3,114
Realized Net Gain (Loss)	29,025	42,823
Change in Unrealized Appreciation (Depreciation)	84,333	154,081
Net Increase (Decrease) in Net Assets Resulting from Operations	114,524	200,018
Distributions[1]
Total Distributions	(47,001)	(80,637)
Capital Share Transactions
Issued	178,360	90,716
Issued in Lieu of Cash Distributions	47,001	80,637
Redeemed	(91,197)	(97,322)
Net Increase (Decrease) from Capital Share Transactions	134,164	74,031
Total Increase (Decrease)	201,687	193,412
Net Assets
Beginning of Period	791,455	598,043
End of Period	993,142	791,455

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.95	$22.82	$23.99	$19.70	$22.58	$23.24
Investment Operations
Net Investment Income	.037[1]	.108[1]	.113[1]	.094[1]	.115	.127
Net Realized and Unrealized Gain (Loss) on Investments	3.182	7.119	.038	5.685	(.465)	1.632
Total from Investment Operations	3.219	7.227	.151	5.779	(.350)	1.759
Distributions
Dividends from Net Investment Income	(.104)	(.108)	(.080)	(.116)	(.126)	(.141)
Distributions from Realized Capital Gains	(1.475)	(2.989)	(1.241)	(1.373)	(2.404)	(2.278)
Total Distributions	(1.579)	(3.097)	(1.321)	(1.489)	(2.530)	(2.419)
Net Asset Value, End of Period	$28.59	$26.95	$22.82	$23.99	$19.70	$22.58

Total Return	13.83%	33.82%	0.20%	30.92%	-1.08%	7.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$993	$791	$598	$558	$415	$506
Ratio of Total Expenses to Average Net Assets[2]	0.41%[3]	0.40%	0.39%	0.40%	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.29%	0.43%	0.45%	0.43%	0.53%	0.57%
Portfolio Turnover Rate	25%	32%	47%	28%	28%	38%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.00%, (0.01%), 0.00%, and 0.03%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission rebate arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.

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Notes to Financial Statements

The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

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4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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B.  The investment advisory firms Wellington Management Company LLP and Jackson Square Partners, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and Jackson Square Partners, LLC, are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years.

Vanguard manages the cash reserves of the portfolio as described below.

For the six months ended June 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before an increase of $55,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $44,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2020, these arrangements reduced the portfolio’s management and administrative expenses by $21,000 and custodian fees by less than $1,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.

E.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	960,822	—	7	960,829
Preferred Stocks	—	—	1,035	1,035
Temporary Cash Investments	19,223	10,862	—	30,085
Total	980,045	10,862	1,042	991,949
Derivative Financial Instruments
Assets
Futures Contracts[1]	278	—	—	278

1 Represents variation margin on the last day of the reporting period.

178

Growth Portfolio

F.   As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	669,541
Gross Unrealized Appreciation	331,599
Gross Unrealized Depreciation	(8,927)
Net Unrealized Appreciation (Depreciation)	322,672

G.  During the six months ended June 30, 2020, the portfolio purchased $290,348,000 of investment securities and sold $197,910,000 of investment securities, other than temporary cash investments.

H.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	6,672	3,626
Issued in Lieu of Cash Distributions	2,174	3,465
Redeemed	(3,476)	(3,929)
Net Increase (Decrease) in Shares Outstanding	5,370	3,162

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 72% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

179

Growth Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Funds Growth Portfolio has renewed the portfolio’s investment advisory arrangements with Jackson Square Partners, LLC (Jackson Square), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Jackson Square. Jackson Square was founded in February 2014 by the same investment team that has managed a portion of the portfolio since October 2010. Jackson Square invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The advisor uses a bottom-up approach, seeking companies that are attractively priced and have large-end market potential, dominant business models, and strong free cash flow generation. Jackson Square has managed a portion of the portfolio since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has managed a portion of the portfolio since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Jackson Square or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Jackson Square and Wellington Management without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

180

Growth Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Growth Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

181

High Yield Bond Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
High Yield Bond Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$968.23	$1.27
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.57	1.31

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

182

High Yield Bond Portfolio

Portfolio Allocation

As of June 30, 2020

Basic Industry	4.6%
Capital Goods	14.4
Communication	20.9
Consumer Cyclical	13.3
Consumer Noncyclical	16.5
Energy	9.2
Finance	8.5
Other Industrial	0.4
Sovereign	0.4
Technology	10.8
Utilities	1.0
Other	0.0

The table reflects the portfolio’s investments, except for short-term investments and derivatives.

183

High Yield Bond Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Corporate Bonds (92.4%)
Finance (7.9%)
	Banking (2.4%)
	Ally Financial Inc.	5.750%	11/20/25	1,605	1,709
[1]	BNP Paribas SA	6.750%	3/14/66	1,805	1,832
	CIT Group Inc.	4.750%	2/16/24	200	202
[1]	Credit Suisse AG	6.250%	12/31/50	5,280	5,496
[1]	ING Groep NV	6.875%	4/16/66	2,400	2,478
[2]	Intesa Sanpaolo SPA	5.017%	6/26/24	300	308
[2]	Intesa Sanpaolo SPA	5.710%	1/15/26	3,105	3,268
[1]	UBS Group AG	6.875%	3/22/66	3,700	3,740

	Finance Companies (3.0%)
[1,2]	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	2,925
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,045	1,042
	Aircastle Ltd.	5.000%	4/1/23	465	454
	Aircastle Ltd.	4.125%	5/1/24	2,110	1,970
[2]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,483
	CIT Group Inc.	5.000%	8/15/22	1,425	1,455
	CIT Group Inc.	5.000%	8/1/23	602	613
[2]	FirstCash Inc.	5.375%	6/1/24	373	375
[2]	Freedom Mortgage Corp.	8.250%	4/15/25	740	732
	Navient Corp.	7.250%	1/25/22	740	742
	Navient Corp.	6.500%	6/15/22	3,890	3,822
	Navient Corp.	5.500%	1/25/23	2,135	2,047
	Navient Corp.	7.250%	9/25/23	310	303
	Navient Corp.	6.750%	6/25/25	401	383
	Navient Corp.	5.625%	8/1/33	284	221
[2]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	549
	Springleaf Finance Corp.	8.250%	12/15/20	600	620
	Springleaf Finance Corp.	7.750%	10/1/21	795	825
	Springleaf Finance Corp.	8.250%	10/1/23	380	403
	Springleaf Finance Corp.	6.125%	3/15/24	755	767
	Springleaf Finance Corp.	7.125%	3/15/26	2,536	2,615

	Insurance (2.4%)
[3,4]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.174%	11/3/24	3,048	2,937
	Centene Corp.	4.750%	1/15/25	600	614
	Centene Corp.	4.250%	12/15/27	2,080	2,148
	Centene Corp.	4.625%	12/15/29	815	860
	Centene Corp.	3.375%	2/15/30	2,660	2,673
	CNO Financial Group Inc.	5.250%	5/30/25	1,785	1,975
	Genworth Holdings Inc.	7.200%	2/15/21	830	779
	Genworth Holdings Inc.	7.625%	9/24/21	760	715
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,230
	Genworth Holdings Inc.	4.800%	2/15/24	475	392
	MGIC Investment Corp.	5.750%	8/15/23	685	704
	Radian Group Inc.	4.500%	10/1/24	2,485	2,404
	Radian Group Inc.	4.875%	3/15/27	300	284
[2]	WellCare Health Plans Inc.	5.250%	4/1/25	1,770	1,821

	Real Estate Investment Trusts (0.1%)
	Felcor Lodging LP	6.000%	6/1/25	1,100	1,067
					63,982
Industrial (83.6%)
	Basic Industry (4.3%)
	CF Industries Inc.	4.950%	6/1/43	311	335
	CF Industries Inc.	5.375%	3/15/44	541	584
	Chemours Co.	6.625%	5/15/23	1,327	1,262
	Chemours Co.	7.000%	5/15/25	3,115	2,971
	Chemours Co.	5.375%	5/15/27	930	842
	Commercial Metals Co.	5.750%	4/15/26	1,414	1,448
	Commercial Metals Co.	5.375%	7/15/27	595	608
[2]	Constellium NV	5.750%	5/15/24	1,085	1,078
[2]	Constellium NV	6.625%	3/1/25	2,185	2,204
[2]	Constellium NV	5.875%	2/15/26	1,025	1,021
[2]	Constellium SE	5.625%	6/15/28	250	246
[2,5]	CTC BondCo GmbH	5.250%	12/15/25	425	464
	Graphic Packaging International Inc.	4.125%	8/15/24	1,045	1,080
[2]	Graphic Packaging International LLC	4.750%	7/15/27	205	216
[2]	Graphic Packaging International LLC	3.500%	3/15/28	2,765	2,737
[2]	Novelis Corp.	5.875%	9/30/26	2,206	2,206
[2]	Novelis Corp.	4.750%	1/30/30	1,889	1,804
[2]	OCI NV	6.625%	4/15/23	557	564
[2,5]	OCI NV	3.125%	11/1/24	910	1,002
[2]	OCI NV	5.250%	11/1/24	2,523	2,413
	Olin Corp.	5.125%	9/15/27	1,775	1,660
	Olin Corp.	5.625%	8/1/29	1,665	1,532
	Olin Corp.	5.000%	2/1/30	1,097	971
[2,5]	SIG Combibloc PurchaseCo Sarl	1.875%	6/18/23	600	684
[2,5]	SIG Combibloc PurchaseCo Sarl	2.125%	6/18/25	545	623
[3,4]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 3.000%	3.188%	10/1/25	533	499
[3,4]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 3.000%	3.188%	10/1/25	104	97
[2]	Tronox Finance plc	5.750%	10/1/25	675	624
[2]	Tronox Inc.	6.500%	4/15/26	2,956	2,764

	Capital Goods (13.4%)
[2]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	1,840	1,831
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,226	2,162
[2]	ARD Finance SA	6.500%	6/30/27	955	946
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	4,065	4,162
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,490	1,464
[2,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	192
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	687
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	3,655	3,591
[2]	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,352
[2]	Ashtead Capital Inc.	5.250%	8/1/26	545	572
[2]	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,574
	Ball Corp.	4.875%	3/15/26	1,100	1,196
[5]	Ball Corp.	1.500%	3/15/27	2,105	2,259
[2]	BBA US Holdings Inc.	4.000%	3/1/28	2,200	1,988
[2]	Beacon Escrow Corp.	4.875%	11/1/25	1,560	1,398
[2]	Berry Global Escrow Corp.	5.625%	7/15/27	215	221
[2]	Berry Global Inc.	4.500%	2/15/26	1,655	1,634
[2]	Berry Global Inc.	4.875%	7/15/26	2,120	2,139
[2]	Bombardier Inc.	8.750%	12/1/21	590	475
[2]	Bombardier Inc.	5.750%	3/15/22	845	623
[2]	Bombardier Inc.	6.125%	1/15/23	3,298	2,243
[2]	Bombardier Inc.	7.500%	12/1/24	460	299
[2]	Bombardier Inc.	7.500%	3/15/25	1,412	921

184

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Bombardier Inc.	7.875%	4/15/27	2,275	1,479
[2]	BWX Technologies Inc.	4.125%	6/30/28	815	813
[2]	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	159
[2]	Cemex SAB de CV	6.125%	5/5/25	3,280	3,169
[2]	Cemex SAB de CV	7.750%	4/16/26	735	749
[2]	Clean Harbors Inc.	4.875%	7/15/27	960	986
[2]	Clean Harbors Inc.	5.125%	7/15/29	768	793
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	300	308
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,769
[2,5]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,767
[2]	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,835
[2]	Flex Acquisition Co. Inc.	7.875%	7/15/26	205	199
[2]	HD Supply Inc.	5.375%	10/15/26	1,980	2,022
[2]	Herc Holdings Inc.	5.500%	7/15/27	5,966	5,988
[2]	Jeld-Wen Inc.	4.625%	12/15/25	345	328
[2]	Jeld-Wen Inc.	4.875%	12/15/27	195	187
[2]	LANXESS AG	6.000%	4/1/24	288	284
[2,5]	Loxam SAS	4.250%	4/15/24	190	203
[2]	OI European Group BV	4.000%	3/15/23	675	667
[2]	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	28	28
[2]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	2,140	2,204
[2]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	650
[2]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,317
[2]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,243
[2]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,251
[2]	Sealed Air Corp.	4.000%	12/1/27	624	624
	Silgan Holdings Inc.	4.750%	3/15/25	84	85
[2]	Silgan Holdings Inc.	4.125%	2/1/28	2,545	2,523
[2,5]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,422
[2]	Standard Industries Inc.	4.375%	7/15/30	3,600	3,555
[2]	Standard Industries Inc.	5.375%	11/15/24	2,323	2,387
[2]	Standard Industries Inc.	6.000%	10/15/25	4,295	4,408
[2]	Standard Industries Inc.	5.000%	2/15/27	700	711
[2]	Standard Industries Inc.	4.750%	1/15/28	1,025	1,039
	TransDigm Inc.	6.500%	7/15/24	3,090	2,966
	TransDigm Inc.	6.500%	5/15/25	2,565	2,398
	TransDigm Inc.	6.375%	6/15/26	595	543
	TransDigm Inc.	5.500%	11/15/27	669	584
[2,5]	Trivium Packaging Finance BV	3.750%	8/15/26	180	199
[5]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,104
[2]	Trivium Packaging Finance BV	5.500%	8/15/26	745	757
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,669
	United Rentals North America Inc.	5.875%	9/15/26	1,955	2,038
	United Rentals North America Inc.	6.500%	12/15/26	1,590	1,670
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,199
	United Rentals North America Inc.	3.875%	11/15/27	880	880
	United Rentals North America Inc.	4.875%	1/15/28	1,470	1,507
	United Rentals North America Inc.	5.250%	1/15/30	740	771
	United Rentals North America Inc.	4.000%	7/15/30	3,430	3,310
[2,5,7]	Vertical Holdco GmbH	6.625%	7/15/28	200	225
[2,7]	Vertical US Newco Inc.	5.250%	7/15/27	755	755

	Communication (19.4%)
[2,5]	Altice Financing SA	2.250%	1/15/25	490	514
[2,5]	Altice Financing SA	3.000%	1/15/28	1,260	1,301
[5]	Altice Financing SA	3.000%	1/15/28	1,250	1,294
[2]	Altice Financing SA	5.000%	1/15/28	1,720	1,698
[2,5]	Altice France SA	2.125%	2/15/25	585	614
[2]	Altice France SA	7.375%	5/1/26	4,025	4,186
[2]	Altice France SA	5.500%	1/15/28	1,700	1,717
	Belo Corp.	7.750%	6/1/27	920	1,012
	Belo Corp.	7.250%	9/15/27	667	709
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	5/1/25	2,871	2,946
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	1,450	1,503
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,630	1,687
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	445	464
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	320	330
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,500	2,544
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	2,591	2,627
	CenturyLink Inc.	5.800%	3/15/22	303	311
	CenturyLink Inc.	6.750%	12/1/23	755	812
	CenturyLink Inc.	7.500%	4/1/24	557	612
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	891	1,180
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	500	589
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	600	693
[2]	Clear Channel Worldwide Holdings Inc.	5.125%	8/15/27	156	150
	CSC Holdings LLC	6.750%	11/15/21	1,035	1,084
[2]	CSC Holdings LLC	5.375%	7/15/23	280	284
[2]	CSC Holdings LLC	6.625%	10/15/25	700	727
[2]	CSC Holdings LLC	5.500%	5/15/26	3,890	4,002
[2]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,724
[2]	CSC Holdings LLC	6.500%	2/1/29	1,025	1,122
[2]	CSC Holdings LLC	4.125%	12/1/30	6,305	6,250
	DISH DBS Corp.	6.750%	6/1/21	4,455	4,539
	DISH DBS Corp.	5.875%	7/15/22	3,746	3,816
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,381
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,393
	DISH DBS Corp.	7.750%	7/1/26	3,685	3,906
[2]	DISH Network Corp.	7.375%	7/1/28	4,005	4,005
[2]	Dolya Holdco 18 DAC	5.000%	7/15/28	1,075	1,061
	Embarq Corp.	7.995%	6/1/36	720	803
[2]	Gray Escrow Inc.	7.000%	5/15/27	715	736
[2]	Gray Television Inc.	5.125%	10/15/24	1,961	1,946
[2]	Gray Television Inc.	5.875%	7/15/26	3,290	3,278
[2]	iHeartCommunications Inc.	4.750%	1/15/28	1,405	1,300
[2]	Lamar Media Corp.	3.750%	2/15/28	1,770	1,677
[2]	Lamar Media Corp.	4.000%	2/15/30	1,300	1,245
	Level 3 Financing Inc.	5.625%	2/1/23	244	243
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,117
[2]	Netflix Inc.	3.625%	6/15/25	335	337
	Netflix Inc.	4.375%	11/15/26	3,405	3,537
	Netflix Inc.	5.875%	11/15/28	140	159
	Nokia Oyj	4.375%	6/12/27	2,125	2,245
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	439	395
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	1,882	1,713
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,940
[2]	Sinclair Television Group Inc.	5.625%	8/1/24	470	451
[2]	Sinclair Television Group Inc.	5.875%	3/15/26	870	840
[2]	Sirius XM Radio Inc.	4.625%	7/15/24	1,640	1,681
[2]	Sirius XM Radio Inc.	5.375%	4/15/25	275	283
[2]	Sirius XM Radio Inc.	5.375%	7/15/26	300	310
[2]	Sirius XM Radio Inc.	4.125%	7/1/30	3,845	3,787
	Sprint Capital Corp.	6.875%	11/15/28	915	1,113
	Sprint Capital Corp.	8.750%	3/15/32	720	1,030
	Sprint Communications Inc.	6.000%	11/15/22	755	796
	Sprint Corp.	7.875%	9/15/23	8,974	10,096
	Sprint Corp.	7.125%	6/15/24	2,101	2,371
	Sprint Corp.	7.625%	2/15/25	1,595	1,838
	T-Mobile USA Inc.	6.500%	1/15/26	690	720
	T-Mobile USA Inc.	4.500%	2/1/26	260	263
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,712
	Telecom Italia Capital SA	6.375%	11/15/33	381	429

185

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	1,087
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,606
[2]	Telecom Italia SPA	5.303%	5/30/24	445	465
[2]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	4,000	4,152
	Time Warner Cable LLC	5.875%	11/15/40	60	74
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,481
[2]	UPC Holding BV	5.500%	1/15/28	2,100	2,021
[1]	Viacom Inc.	5.875%	2/28/57	2,560	2,534
[1]	Viacom Inc.	6.250%	2/28/57	944	970
	Videotron Ltd.	5.000%	7/15/22	2,972	3,072
[2]	Videotron Ltd.	5.375%	6/15/24	260	277
[2]	Videotron Ltd.	5.125%	4/15/27	1,750	1,816
[2]	Virgin Media Secured Finance plc	5.500%	8/15/26	940	963
[2]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,510	1,582
[2]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,193
[2,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,356
[2]	VTR Finance BV	6.875%	1/15/24	2,521	2,578
[2]	VTR Finance NV	6.375%	7/15/28	255	261
[2]	WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,737
[2,5]	WMG Acquisition Corp.	3.625%	10/15/26	220	255
[2,5]	WMG Acquisition Corp.	2.750%	7/15/28	520	594
[2]	WMG Acquisition Corp.	3.875%	7/15/30	1,915	1,934
[2]	Ziggo BV	5.500%	1/15/27	1,695	1,714
[2]	Ziggo BV	4.875%	1/15/30	2,299	2,287

	Consumer Cyclical (12.3%)
[2]	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	3,987	3,957
[2]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	3,405	3,388
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,148
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,468
[2]	Adient Global Holdings Ltd.	4.875%	8/15/26	1,090	899
[2]	Adient US LLC	7.000%	5/15/26	540	558
[2]	Asbury Automotive Group Inc.	4.500%	3/1/28	195	189
[2]	Asbury Automotive Group Inc.	4.750%	3/1/30	224	218
[3,4]	Bass Pro Group, LLC Bank Loan, 3M USD LIBOR + 5.000%	6.072%	12/15/23	1,882	1,807
	Boyd Gaming Corp.	6.000%	8/15/26	100	94
[2]	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,204
[2]	Carnival Corp.	11.500%	4/1/23	1,215	1,315
[2]	Cedar Fair LP	5.250%	7/15/29	1,645	1,489
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	699
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	535	504
[2]	Colt Merger Sub Inc.	5.750%	7/1/25	610	613
[2]	Colt Merger Sub Inc.	6.250%	7/1/25	1,810	1,819
[2]	Colt Merger Sub Inc.	8.125%	7/1/27	1,810	1,760
[2]	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	4,754	4,136
	Delta Merger Sub Inc.	6.000%	9/15/26	1,705	1,841
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	1,005	1,070
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,030	1,112
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	709	659
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	398	364
[2]	Hanesbrands Inc.	4.625%	5/15/24	730	732
[2]	Hanesbrands Inc.	5.375%	5/15/25	615	622
[2]	Hanesbrands Inc.	4.875%	5/15/26	2,669	2,689
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,712
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,830	2,802
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	3,395	3,310
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/27	410	398
[2]	Jacobs Entertainment Inc.	7.875%	2/1/24	600	516
[2]	KAR Auction Services Inc.	5.125%	6/1/25	1,819	1,764
	KB Home	7.000%	12/15/21	215	225
	KB Home	7.500%	9/15/22	215	233
	KB Home	7.625%	5/15/23	1,300	1,412
	KB Home	4.800%	11/15/29	370	364
[2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.000%	6/1/24	1,965	2,002
[2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.250%	6/1/26	872	892
[2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	4.750%	6/1/27	1,010	1,033
[2]	L Brands Inc.	6.875%	7/1/25	225	232
	Lennar Corp.	4.125%	1/15/22	685	694
	Lennar Corp.	4.875%	12/15/23	625	660
	Lennar Corp.	4.500%	4/30/24	3,165	3,300
	Lennar Corp.	5.875%	11/15/24	490	535
	Lennar Corp.	5.250%	6/1/26	270	292
	Lennar Corp.	5.000%	6/15/27	1,245	1,345
	Lennar Corp.	4.750%	11/29/27	1,085	1,177
[2,5]	LHMC Finco Sarl	6.250%	12/20/23	1,460	1,494
[2]	LHMC Finco Sarl	7.875%	12/20/23	1,523	1,416
[2]	Lithia Motors Inc.	5.250%	8/1/25	171	173
[2]	Lithia Motors Inc.	4.625%	12/15/27	1,945	1,921
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	156
	MGM Resorts International	6.000%	3/15/23	680	686
	MGM Resorts International	5.750%	6/15/25	985	975
[2]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	6.250%	5/15/26	358	369
[2]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	804	810
[3,4]	Panther BF Aggregator Bank Loan, 3M USD LIBOR + 3.500%	3.678%	4/30/26	1,077	1,024
[2]	PetSmart Inc.	5.875%	6/1/25	1,930	1,940
	PulteGroup Inc.	5.500%	3/1/26	2,015	2,196
	PulteGroup Inc.	5.000%	1/15/27	130	139
	Service Corp. International	8.000%	11/15/21	1,225	1,299
	Service Corp. International	4.625%	12/15/27	505	525
	Service Corp. International	5.125%	6/1/29	2,105	2,255
[2]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	600	546
[2]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	776
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	316
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	2,102
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,661	3,653
	Under Armour Inc.	3.250%	6/15/26	2,310	2,039
[2]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,561
[2]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	431
[2]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	802
[2]	William Lyon Homes Inc.	5.875%	1/31/25	1,230	1,248
[2]	WW International Inc.	8.625%	12/1/25	668	700
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	3,030	2,765
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	360	317
[2]	Yum Brands Inc.	4.750%	1/15/30	910	926
[2]	Yum Brands Inc.	7.750%	4/1/25	1,150	1,241

	Consumer Noncyclical (15.3%)
[2]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	480	481
[2]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,906
	Aramark Services Inc.	4.750%	6/1/26	940	905
[2]	Aramark Services Inc.	5.000%	2/1/28	3,761	3,573
[2]	Avantor Inc.	6.000%	10/1/24	1,140	1,188
	B&G Foods Inc.	5.250%	9/15/27	4,020	4,030
[2]	Bausch Health Americas Inc.	9.250%	4/1/26	520	564
[2]	Bausch Health Cos. Inc.	5.875%	5/15/23	19	19
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,194
[2]	Bausch Health Cos. Inc.	7.000%	1/15/28	540	554
[2]	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,219

186

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	63
[2]	Bausch Health Cos. Inc.	5.250%	1/30/30	1,600	1,528
[2]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	654
[2,5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,393
[5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	797
[2]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	3,170	3,130
[2]	Charles River Laboratories International Inc.	5.500%	4/1/26	705	725
[2]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,300	1,290
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,795	3,558
[2,5]	Darling Global Finance BV	3.625%	5/15/26	395	446
[2]	Darling Ingredients Inc.	5.250%	4/15/27	1,575	1,614
[2,5]	Diamond BC BV	5.625%	8/15/25	3,235	3,457
[2]	Endo Dac / Endo Finance LLC / Endo Finco Inc.	9.500%	7/31/27	1,741	1,841
[2]	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	6/30/28	2,418	1,560
[2]	Energizer Holdings Inc.	6.375%	7/15/26	640	659
[2]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	3,343
[3,4]	Froneri Intenational Limited Bank Loan, 1M USD LIBOR + 2.250%	2.428%	1/29/27	283	266
[3,4]	Froneri Intenational Limited Bank Loan, 1M USD LIBOR + 2.250%	2.428%	1/29/27	622	584
[3,4]	Froneri International Limited Bank Loan, 1M USD LIBOR + 5.750%	5.928%	1/31/28	296	281
[2,5]	Grifols SA	1.625%	2/15/25	810	886
[2,5]	Grifols SA	2.250%	11/15/27	1,325	1,460
	HCA Inc.	5.875%	5/1/23	1,413	1,530
	HCA Inc.	7.690%	6/15/25	130	148
	HCA Inc.	5.875%	2/15/26	2,895	3,174
	HCA Inc.	5.625%	9/1/28	390	435
	HCA Inc.	5.875%	2/1/29	450	509
	HCA Inc.	3.500%	9/1/30	8,620	8,243
[2]	IQVIA Inc.	5.000%	5/15/27	3,693	3,776
[2,5]	IQVIA Inc.	2.250%	1/15/28	1,200	1,294
[2,5]	IQVIA Inc.	2.875%	6/15/28	1,405	1,568
[2]	Jaguar Holding Co. II / Pharmaceutical Product Development LLC	5.000%	6/15/28	435	445
	Kraft Heinz Foods Co.	4.625%	1/30/29	120	130
[2]	Kraft Heinz Foods Co.	3.750%	4/1/30	1,045	1,078
[2]	Kraft Heinz Foods Co.	4.250%	3/1/31	1,200	1,271
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,460	1,559
[2]	Kraft Heinz Foods Co.	4.875%	10/1/49	1,070	1,104
[2]	Lamb Weston Holdings Inc.	4.875%	5/15/28	175	185
[3,4]	Lands’ End, Inc. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	3/12/21	2,242	2,034
[2]	Mattel Inc.	6.750%	12/31/25	835	866
[2]	Mattel Inc.	5.875%	12/15/27	1,125	1,159
[2]	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,479
[2]	Par Pharmaceutical Inc.	7.500%	4/1/27	767	784
[2]	Performance Food Group Inc.	6.875%	5/1/25	200	208
[2]	Performance Food Group Inc.	5.500%	10/15/27	3,900	3,763
[2]	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,244
[2]	Post Holdings Inc.	5.000%	8/15/26	3,800	3,814
[2]	Post Holdings Inc.	5.750%	3/1/27	970	1,003
[2]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,241
[2]	Post Holdings Inc.	4.625%	4/15/30	3,364	3,305
[2,5]	Q-Park Holding I BV	1.500%	3/1/25	805	838
[2,5]	Q-Park Holding I BV	2.000%	3/1/27	1,025	1,065
[2]	Quintiles IMS Inc.	5.000%	10/15/26	1,450	1,494
[3,4]	Revlon Consumer Products Corp. Bank Loan, 1M USD LIBOR + 3.500%	4.250%	9/7/23	760	198
[2]	Teleflex Inc.	4.250%	6/1/28	2,010	2,058
	Tenet Healthcare Corp.	4.625%	7/15/24	279	273
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	315	308
[2]	Tenet Healthcare Corp.	7.500%	4/1/25	305	323
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	270	264
[2]	Tenet Healthcare Corp.	4.625%	6/15/28	870	848
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,485	1,463
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,572
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	3,385	3,575
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	555	463
[2]	TreeHouse Foods Inc.	6.000%	2/15/24	2,100	2,142
[2]	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	880
[2]	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,150	1,228
[2]	VRX Escrow Corp.	6.125%	4/15/25	5,700	5,778
[2]	West Street Merger Sub Inc.	6.375%	9/1/25	2,905	2,803

	Energy (8.5%)
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,447
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,866
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	639
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	1,745	1,837
	Apache Corp.	5.100%	9/1/40	1,065	876
	Apache Corp.	5.250%	2/1/42	471	384
	Apache Corp.	4.750%	4/15/43	1,393	1,120
	Apache Corp.	4.250%	1/15/44	678	510
	Apache Corp.	5.350%	7/1/49	1,372	1,094
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.125%	11/15/22	1,042	1,037
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	694
[2]	Buckeye Partners LP	4.125%	3/1/25	2,285	2,182
[2]	Buckeye Partners LP	4.500%	3/1/28	1,954	1,837
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	95	106
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,353
	Cheniere Energy Partners LP	4.500%	10/1/29	1,566	1,527
[2]	Chesapeake Energy Corp.	11.500%	1/1/25	2,526	253
	Continental Resources Inc.	5.000%	9/15/22	2,840	2,783
	Continental Resources Inc.	4.375%	1/15/28	1,553	1,370
	Continental Resources Inc.	4.900%	6/1/44	2,355	1,875
[2]	DCP Midstream Operating LP	4.750%	9/30/21	672	684
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,447
	DCP Midstream Operating LP	3.875%	3/15/23	801	775
	EnLink Midstream Partners LP	5.050%	4/1/45	906	564
	EQM Midstream Partners LP	4.750%	7/15/23	1,125	1,135
	EQM Midstream Partners LP	4.000%	8/1/24	420	397
[2]	EQM Midstream Partners LP	6.000%	7/1/25	615	621
[2]	EQM Midstream Partners LP	6.500%	7/1/27	625	638
	EQM Midstream Partners LP	5.500%	7/15/28	466	444
	EQT Corp.	3.000%	10/1/22	385	362
	EQT Corp.	6.125%	2/1/25	145	144
	EQT Corp.	3.900%	10/1/27	125	101
	EQT Corp.	7.000%	2/1/30	699	716
	Matador Resources Co.	5.875%	9/15/26	2,040	1,510
[2]	MEG Energy Corp.	6.500%	1/15/25	1,310	1,222
[2]	Noble Holding International Ltd.	7.875%	2/1/26	460	120
[2]	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,304
[2]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	182
[2]	Parsley Energy LLC / Parsley Finance Corp.	4.125%	2/15/28	420	380
	QEP Resources Inc.	5.375%	10/1/22	1,270	965
	QEP Resources Inc.	5.250%	5/1/23	1,262	858
[2]	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,103
[2]	Rockies Express Pipeline LLC	6.875%	4/15/40	420	404
	SM Energy Co.	6.125%	11/15/22	935	682
	SM Energy Co.	5.000%	1/15/24	1,994	1,072
	SM Energy Co.	5.625%	6/1/25	1,651	867

187

High Yield Bond Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	SM Energy Co.	6.750%	9/15/26	720	360
	SM Energy Co.	6.625%	1/15/27	500	245
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	1,475	1,464
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,541
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,265
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	1,655	1,643
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	1,880	1,734
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	1,740	1,575
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	1,845	1,596
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250%	11/15/23	407	390
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.750%	3/15/24	300	299
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	160	154
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,257
[1,2]	Transocean Guardian Ltd.	5.875%	1/15/24	1,475	1,280
[2]	Transocean Inc.	7.250%	11/1/25	300	165
[2]	Transocean Inc.	8.000%	2/1/27	205	113
[1,2]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	663	620
[1,2]	Transocean Pontus Ltd.	6.125%	8/1/25	1,199	1,076
[1,2]	Transocean Proteus Ltd.	6.250%	12/1/24	777	707
[2]	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	1,915	1,159
	Western Midstream Operating LP	5.300%	3/1/48	607	492
	Western Midstream Operating LP	5.250%	2/1/50	699	603
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	623
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,687
	WPX Energy Inc.	5.750%	6/1/26	370	357

	Other Industrial (0.4%)
[2]	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,262	2,936
[3,4]	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	113	108
[3,4]	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	104	98
[3,4]	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	47	44

	Technology (10.0%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,416
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,743
[2]	Cardtronics Inc / Cardtronics USA Inc	5.500%	5/1/25	450	430
	CDK Global Inc.	5.875%	6/15/26	915	949
	CDK Global Inc.	4.875%	6/1/27	785	807
[2]	CDK Global Inc.	5.250%	5/15/29	2,220	2,298
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	122
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,347
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	910	935
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	3,590	3,617
[2]	Dun & Bradstreet Corp.	6.875%	8/15/26	755	799
[3,4]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 4.000%	4.184%	2/8/26	3,352	3,262
[2]	Entegris Inc.	4.625%	2/10/26	150	153
[2]	Entegris Inc.	4.375%	4/15/28	1,905	1,938
[3,4]	Grizzly Acquisitions Inc. Bank Loan, 3M USD LIBOR + 3.250%	4.683%	10/1/25	732	694
	Iron Mountain Inc.	5.750%	8/15/24	972	978
[2]	Iron Mountain Inc.	4.875%	9/15/27	595	582
[2]	Iron Mountain Inc.	4.875%	9/15/29	2,177	2,112
[2]	Microchip Technology Inc.	4.250%	9/1/25	4,025	4,040
[2]	MSCI Inc.	4.750%	8/1/26	210	218
[2]	MSCI Inc.	5.375%	5/15/27	690	731
[2]	MSCI Inc.	4.000%	11/15/29	2,670	2,723
[2]	MSCI Inc.	3.625%	9/1/30	445	441
[2]	MSCI Inc.	3.875%	2/15/31	1,935	1,974
	Nokia Oyj	6.625%	5/15/39	3,750	4,350
[2]	Open Text Corp.	5.875%	6/1/26	2,065	2,137
[2]	Open Text Corp.	3.875%	2/15/28	2,920	2,810
[2]	Open Text Corp.	4.125%	2/15/30	3,080	3,018
	Pitney Bowes Inc.	5.125%	5/15/22	68	56
	Pitney Bowes Inc.	5.700%	4/1/23	449	333
[2]	Presidio Holdings Inc.	4.875%	2/1/27	900	880
[2]	Presidio Holdings Inc.	8.250%	2/1/28	1,130	1,120
[2]	PTC Inc.	3.625%	2/15/25	335	332
[2]	PTC Inc.	4.000%	2/15/28	1,705	1,692
	Qorvo Inc.	5.500%	7/15/26	2,694	2,798
[2]	Qorvo Inc.	4.375%	10/15/29	3,160	3,239
[2]	Sensata Technologies BV	4.875%	10/15/23	300	312
[2]	Sensata Technologies BV	5.625%	11/1/24	575	610
[2]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,723
[2]	Sensata Technologies Inc.	4.375%	2/15/30	500	495
[2]	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,575
[3,4]	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.928%	4/16/25	544	518
[3,4]	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.928%	4/16/25	673	640
[3,4]	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	3.174%	4/16/25	774	737
[2]	SS&C Technologies Inc.	5.500%	9/30/27	3,575	3,646
	Symantec Corp.	3.950%	6/15/22	345	349
[2]	Symantec Corp.	5.000%	4/15/25	4,250	4,303
[2]	VTR Comunicaciones SPA	5.125%	1/15/28	430	439
	Western Digital Corp.	4.750%	2/15/26	3,879	4,015
	Xerox Corp.	4.500%	5/15/21	720	724
	Xerox Corp.	4.125%	3/15/23	698	694
	Xerox Corp.	4.800%	3/1/35	542	505
	Xerox Corp.	6.750%	12/15/39	1,600	1,656
					677,618
Utilities (0.9%)
	Electric (0.9%)
	AES Corp.	5.500%	4/15/25	150	154
	AES Corp.	6.000%	5/15/26	60	62
	AES Corp.	5.125%	9/1/27	1,815	1,879
[2]	NextEra Energy Operating Partners LP	4.250%	7/15/24	683	686
[2]	NextEra Energy Operating Partners LP	4.250%	9/15/24	1,145	1,148
[2]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,024
[2]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	732
					7,685
Total Corporate Bonds (Cost $764,637)					749,285
Sovereign Bonds (0.4%)
[2]	DAE Funding LLC	4.000%	8/1/20	105	104
[2]	DAE Funding LLC	5.250%	11/15/21	705	694
[2]	DAE Funding LLC	4.500%	8/1/22	1,264	1,204
[2]	DAE Funding LLC	5.000%	8/1/24	1,020	954
[2,5,7]	Vertical Midco GmbH	4.375%	7/15/27	275	309
Total Sovereign Bonds (Cost $3,428)					3,265

				Shares
Common Stocks (0.0%)
Utilities (0.0%)
§,*	Homer City Generation LP (Cost $1,287)			62,633	—

188

High Yield Bond Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investment (17.1%)
Repurchase Agreement (17.1%)
Bank of America Securities, LLC (Dated 6/30/20, Repurchase Value $138,500,000, collateralized by Government National Mortgage Assn., 3.000%–4.500%, 12/20/49–6/20/50, with a value of $141,270,000) (Cost $138,500)	0.090%	7/1/20	138,500	138,500
Total Investments (109.9%) (Cost $907,852)				891,050
Other Asset and Liabilities—Net (-9.9%)				(80,287)
Net Assets (100%)				810,763

Cost is in $000.

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $425,820,000, representing 52.5% of net assets.
3	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At June 30, 2020, the aggregate value of these securities was $15,828,000, representing 2.0% of net assets.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in euro.
6	Face amount denominated in British pounds.
7	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2020.

LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	7/31/20	USD	25,716	EUR	22,695	200	—
Goldman Sachs International	7/31/20	USD	3,266	EUR	2,905	—	(1)
Citibank, N.A.	7/31/20	USD	1,415	GBP	1,133	12	—
						212	(1)

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

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High Yield Bond Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $907,852)	891,050
Investment in Vanguard	32
Cash	1,631
Cash Collateral Pledged—Forward Currency Contracts	640
Foreign Currency, at Value (Cost $4)	4
Receivables for Investment Securities Sold	737
Receivables for Accrued Income	10,537
Receivables for Capital Shares Issued	380
Unrealized Appreciation—Forward Currency Contracts	212
Total Assets	905,223
Liabilities
Payables for Investment Securities Purchased	94,188
Payables to Investment Advisor	102
Payables for Capital Shares Redeemed	93
Payables to Vanguard	76
Unrealized Depreciation—Forward Currency Contracts	1
Total Liabilities	94,460
Net Assets	810,763

At June 30, 2020, net assets consisted of:

Paid-in Capital	830,079
Total Distributable Earnings (Loss)	(19,316)
Net Assets	810,763

Net Assets
Applicable to 108,948,794 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	810,763
Net Asset Value Per Share	$7.44

See accompanying Notes, which are an integral part of the Financial Statements.

190

High Yield Bond Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest	17,904
Total Income	17,904
Expenses
Investment Advisory Fees—Note B	214
The Vanguard Group—Note C
Management and Administrative	657
Marketing and Distribution	36
Custodian Fees	10
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	926
Net Investment Income	16,978
Realized Net Gain (Loss)
Investment Securities Sold	(6,603)
Swap Contracts	(3,010)
Forward Currency Contracts	(352)
Foreign Currencies	36
Realized Net Gain (Loss)	(9,929)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(36,225)
Swap Contracts	(211)
Forward Currency Contracts	338
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	(36,097)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,048)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,978	38,680
Realized Net Gain (Loss)	(9,929)	(474)
Change in Unrealized Appreciation (Depreciation)	(36,097)	69,137
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,048)	107,343
Distributions[1]
Total Distributions	(39,449)	(42,939)
Capital Share Transactions
Issued	191,809	152,281
Issued in Lieu of Cash Distributions	39,449	42,939
Redeemed	(134,903)	(180,636)
Net Increase (Decrease) from Capital Share Transactions	96,355	14,584
Total Increase (Decrease)	27,858	78,988
Net Assets
Beginning of Period	782,905	703,917
End of Period	810,763	782,905

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

191

High Yield Bond Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.19	$7.53	$8.13	$7.99	$7.59	$8.14
Investment Operations
Net Investment Income	.181 [1]	.410 [1]	.420 [1]	.419 [1]	.397	.427
Net Realized and Unrealized Gain (Loss) on Investments	(.487)	.731	(.636)	.119	.426	(.541)
Total from Investment Operations	(.306)	1.141	(.216)	.538	.823	(.114)
Distributions
Dividends from Net Investment Income	(.444)	(.481)	(.384)	(.398)	(.423)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—	(.013)
Total Distributions	(.444)	(.481)	(.384)	(.398)	(.423)	(.436)
Net Asset Value, End of Period	$7.44	$8.19	$7.53	$8.13	$7.99	$7.59

Total Return	-3.18%	15.67%	-2.73%	7.00%	11.35%	-1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$811	$783	$704	$752	$622	$521
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.28%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	4.78%	5.21%	5.39%	5.22%	5.44%	5.41%
Portfolio Turnover Rate	23%	27%	23%	28%	27%	38%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

192

High Yield Bond Portfolio

Notes to Financial Statements

The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended June 30, 2020, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

193

High Yield Bond Portfolio

4. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended June 30, 2020, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1%and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The portfolio had no open swap contracts at June 30, 2020.

194

High Yield Bond Portfolio

5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

6. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2020, the investment advisory fee represented an effective annual rate of 0.06% of the portfolio’s average net assets.

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High Yield Bond Portfolio

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $32,000 representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	749,285	—	749,285
Sovereign Bonds	—	3,265	—	3,265
Common Stocks	—	—	—	—
Temporary Cash Investments	—	138,500	—	138,500
Total	—	891,050	—	891,050
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	212	—	—
Liabilities
Forward Currency Contracts	—	1	—	—

E.  At June 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Foreign
	Exchange
	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)
Assets
Unrealized Appreciation—Forward Currency Contracts	212	212
Liabilities
Unrealized Depreciation—Forward Currency Contracts	1	1

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High Yield Bond Portfolio

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2020, were:

	Foreign
	Exchange	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Swap Contracts	—	(3,010)	(3,010)
Forward Currency Contracts	(352)	—	(352)
Realized Net Gain (Loss) on Derivatives	(352)	(3,010)	(3,362)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	(211)	(211)
Forward Currency Contracts	337	—	337
Change in Unrealized Appreciation (Depreciation) on Derivatives	337	(211)	126

F.  As of June, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	907,853
Gross Unrealized Appreciation	15,038
Gross Unrealized Depreciation	(31,630)
Net Unrealized Appreciation (Depreciation)	(16,592)

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the portfolio had available capital losses totaling $7,692,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.  During the six months ended June 30, 2020, the portfolio purchased $228,976,000 of investment securities and sold $149,547,000 of investment securities, other than U.S. government securities and temporary cash investments.

H.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	25,622	19,313
Issued in Lieu of Cash Distributions	5,853	5,672
Redeemed	(18,105)	(22,931)
Net Increase (Decrease) in Shares Outstanding	13,370	2,054

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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High Yield Bond Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on high-yield issuers, seeking to identify those with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as it believes that these issues offer a more attractive risk/return trade-off over the long term than lower-rated bonds. The advisor seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised the portfolio since its inception in 1996.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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High Yield Bond Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the High Yield Bond Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,111.42	$2.05
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.92	1.96

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.39%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

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International Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	10.7%
Consumer Discretionary	37.4
Consumer Staples	4.9
Energy	0.9
Financials	8.1
Health Care	12.2
Industrials	8.4
Information Technology	12.9
Materials	3.2
Other	0.5
Real Estate	0.0
Utilities	0.8

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.6%)
Austria (0.4%)
*	Erste Group Bank AG	644,402	15,219

Belgium (2.2%)
	Umicore SA	1,018,473	48,076
*	Argenx SE	101,792	22,913
	Ucb SA	153,996	17,871
			88,860
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	798,126	8,085
	Raia Drogasil SA	389,296	7,919
			16,004
Canada (0.5%)
	Toronto-Dominion Bank	316,922	14,144
	Nutrien Ltd.	179,352	5,763
			19,907
China (18.1%)
	Tencent Holdings Ltd.	3,848,200	246,585
*	Alibaba Group Holding Ltd. ADR	722,728	155,893
*	Meituan Dianping Class B	4,402,083	98,371
*	TAL Education Group ADR	1,341,800	91,752
	Alibaba Group Holding Ltd. (Hong Kong Line)	2,000,760	53,945
	Ping An Insurance Group Co. of China Ltd.	3,101,000	30,914
*	Baidu Inc. ADR	170,578	20,450
	China Mengniu Dairy Co. Ltd.	3,384,000	12,976
*	Trip.com Group Ltd. ADR	411,769	10,673
*,^	NIO Inc. ADR	1,371,389	10,587
	China Pacific Insurance Group Co. Ltd. Class H	2,723,400	7,320
*	iQIYI Inc. ADR	282,935	6,561
	Kingdee International Software Group Co. Ltd.	1,136,000	2,658
			748,685
Denmark (3.3%)
*	Genmab A/S	215,206	72,566
	Vestas Wind Systems A/S	230,207	23,574
	Chr Hansen Holding A/S	149,481	15,418
	Ambu A/S Class B	464,809	14,694
	Novozymes A/S	198,539	11,510
			137,762
France (6.1%)
^	Kering SA	141,339	77,273
*	L’Oreal SA	191,975	61,960
	Schneider Electric SE	516,063	57,406
*	EssilorLuxottica SA	184,509	23,730
*	Danone SA	301,543	20,931
	Alstom SA	261,420	12,182
			253,482
Germany (8.0%)
*,1	Zalando SE	862,076	61,157
*,1	Delivery Hero SE	535,379	55,020
*	HelloFresh SE	875,923	46,858
	SAP SE	196,211	27,428
	Infineon Technologies AG	1,122,824	26,310
	Bayerische Motoren Werke AG	345,354	22,048
*	adidas AG	70,374	18,554
	GEA Group AG	498,812	15,832
*	Continental AG	124,775	12,267
	Allianz SE	55,423	11,325
	Basf Se	191,386	10,750
*	MorphoSys AG	60,083	7,618
*	Knorr-Bremse AG	67,264	6,826
*,1	Rocket Internet SE	233,546	5,032
*,^	Jumia Technologies AG ADR	644,932	3,541
*	Home24 SE	194,547	1,451
			332,017
Hong Kong (2.8%)
	AIA Group Ltd.	7,618,000	71,286
	Hong Kong Exchanges & Clearing Ltd.	743,840	31,682
	Jardine Matheson Holdings Ltd.	291,602	12,192
			115,160
India (1.1%)
	Housing Development Finance Corp. Ltd.	1,000,325	23,260
*	HDFC Bank Ltd.	1,111,849	15,628
	Larsen & Toubro Ltd.	305,954	3,840
*,§,2	ANI Technologies	19,170	3,115
			45,843
Indonesia (0.3%)
	Bank Central Asia Tbk PT	6,577,100	13,159

Israel (0.7%)
*	Wix.com Ltd.	78,300	20,062
*	Check Point Software Technologies Ltd.	92,393	9,926
			29,988
Italy (2.3%)
	Ferrari NV	393,814	67,459
	Exor NV	279,803	16,060
*	Fiat Chrysler Automobiles NV	1,225,518	12,400
			95,919
Japan (9.5%)
	M3 Inc.	2,203,200	93,595
	Nidec Corp.	832,400	56,078
	SMC Corp.	106,400	54,681
	SoftBank Group Corp.	716,200	36,116
	Sony Corp.	330,300	22,801
	Recruit Holdings Co. Ltd.	573,800	19,733
	Takeda Pharmaceutical Co. Ltd.	485,200	17,432
	Nintendo Co. Ltd.	35,600	15,916
	Keyence Corp.	35,200	14,751
	Murata Manufacturing Co. Ltd.	215,500	12,703
	Sekisui Chemical Co. Ltd.	772,400	11,067
	Pigeon Corp.	270,900	10,485
	Toyota Motor Corp.	161,100	10,131
	SBI Holdings Inc.	395,800	8,589
	Suzuki Motor Corp.	248,500	8,485
			392,563
Netherlands (7.5%)
	ASML Holding NV	634,754	232,203
*,1	Adyen NV	38,236	55,710
*	Koninklijke Philips NV	446,781	20,873
			308,786
New Zealand (0.1%)
*	Xero Ltd.	30,912	1,942

Norway (0.7%)
*	Dnb ASA	944,240	12,603
	Equinor ASA	747,696	10,771
*	Norsk Hydro ASA	2,129,806	5,942
			29,316
Singapore (0.2%)
	Oversea-Chinese Banking Corp. Ltd.	1,251,300	8,156

South Korea (1.2%)
	Samsung Electronics Co. Ltd.	714,518	31,630
	Samsung SDI Co. Ltd.	53,550	16,373
			48,003
Spain (2.2%)
	Industria de Diseno Textil SA	1,765,626	46,848
*	Iberdrola SA	2,214,918	25,859
	Banco Bilbao Vizcaya Argentaria SA	5,012,477	17,258
			89,965
Sweden (4.1%)
*	Spotify Technology SA	401,389	103,635
	Atlas Copco AB Class A	760,618	32,391
	Kinnevik AB	820,157	21,650
	Assa Abloy AB Class B	573,192	11,732
			169,408
Switzerland (5.4%)
	Roche Holding AG	167,690	58,096
	Nestle SA	459,770	50,975
	Lonza Group AG	47,579	25,202
	Novartis AG	250,022	21,782
	Temenos AG	137,107	21,310
	Cie Financiere Richemont SA	228,682	14,750
*	Alcon Inc.	165,552	9,512
	Straumann Holding AG	9,685	8,373
	Sika AG	39,470	7,609
	Chocoladefabriken Lindt & Spruengli AG	729	6,021
			223,630
Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,723,000	39,760

United Kingdom (5.2%)
*	Ocado Group plc	1,767,700	44,423
	Diageo plc	847,459	28,168

202

International Portfolio

			Market
			Value•
		Shares	($000)
	BHP Group plc	1,129,793	23,119
*	Royal Dutch Shell plc Class A	948,309	15,396
	Bunzl plc	550,863	14,776
	Rolls-Royce Holdings plc	3,987,340	14,078
	Burberry Group plc	651,817	12,880
	Whitbread plc	444,246	12,222
	GlaxoSmithKline plc	572,594	11,566
	Smith & Nephew plc	605,501	11,283
^	Royal Dutch Shell plc Class A	647,639	10,602
	Next plc	154,603	9,361
	National Grid plc	496,131	6,053
			213,927
United States (13.3%)
*	Tesla Inc.	185,659	200,476
*	MercadoLibre Inc.	162,174	159,866
*	Amazon.com Inc.	38,182	105,337
*	Illumina Inc.	201,272	74,541
*	Booking Holdings Inc.	6,553	10,435
			550,655
Total Common Stocks (Cost $2,563,900)			3,988,116

Preferred Stocks (0.5%)
*,§,2,3	CureVac GmbH	1,452	2,170
*,§,2,3	You & Mr. Jones	5,200,000	16,692
Total Preferred Stocks (Cost $8,759)			18,862
Temporary Cash Investments (4.9%)
Money Market Fund (4.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.227%	1,940,332	194,033

		Face
		Amount
		($000
U.S. Government and Agency Obligations (0.2%)
[6]	United States Cash Management Bill, 0.140%, 10/13/20	3,500	3,499
[6]	United States Cash Management Bill, 0.210%, 9/15/20	3,500	3,499
[6]	United States Cash Management Bill, 0.165%, 11/3/20	1,760	1,759
			8,757
Total Temporary Cash Investments (Cost $202,796)			202,790
Total Investments (102.0%) (Cost $2,775,455)			4,209,768
Other Assets and Liabilities—Net (-2.0%)	(83,168)
Net Assets (100%)	4,126,600

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,206,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $176,919,000, representing 4.3% of net assets.
2	Restricted securities totaling $21,977,000, representing 0.5% of net assets. See Restricted Securities table for additional information.
3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $93,670,000 was received for securities on loan.
6	Securities with a value of $8,759,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
You & Mr. Jones	September 2015	5,200
CureVac GmbH	October 2015	3,559
ANI Technologies	December 2015	5,969

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
MSCI EAFE Index	September 2020	844		75,048	(802)
MSCI Emerging Market Index	September 2020	752		37,062	101
					(701)

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International Portfolio

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	7/2/20	EUR	14,941	USD	16,183	601	—
UBS AG	10/6/20	JPY	1,185,837	USD	11,118	—	(119)
UBS AG	10/6/20	EUR	8,916	USD	10,030	9	—
Royal Bank of Canada	7/2/20	JPY	1,100,189	USD	9,917	272	—
Toronto-Dominion Bank	7/2/20	AUD	14,912	USD	8,853	1,438	—
Toronto-Dominion Bank	10/6/20	AUD	10,339	USD	7,089	48	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	4,726	USD	5,539	317	—
Morgan Stanley Capital Services LLC	10/6/20	GBP	3,183	USD	3,954	—	(8)
Royal Bank of Canada	7/2/20	EUR	2,128	USD	2,298	93	—
UBS AG	7/2/20	GBP	1,613	USD	1,993	6	—
Royal Bank of Canada	7/2/20	AUD	1,432	USD	913	75	—
Royal Bank of Canada	7/2/20	JPY	85,650	USD	797	—	(4)
UBS AG	7/2/20	USD	11,102	JPY	1,185,839	120	—
Bank of America, N.A.	10/6/20	USD	10,031	EUR	8,916	—	(9)
UBS AG	7/2/20	USD	10,008	EUR	8,916	—	(9)
Citibank, N.A.	10/6/20	USD	7,582	JPY	811,679	54	—
Toronto-Dominion Bank	7/2/20	USD	7,087	AUD	10,339	—	(48)
UBS AG	7/2/20	USD	5,180	EUR	4,602	10	—
Morgan Stanley Capital Services LLC	7/2/20	USD	3,952	GBP	3,183	8	—
Bank of America, N.A.	10/6/20	USD	3,930	GBP	3,183	—	(16)
Royal Bank of Canada	7/2/20	USD	3,904	EUR	3,551	—	(86)
Royal Bank of Canada	10/6/20	USD	3,491	JPY	374,160	21	—
Royal Bank of Canada	7/2/20	USD	2,577	GBP	2,060	25	—
Royal Bank of Canada	7/2/20	USD	2,270	AUD	3,535	—	(170)
JPMorgan Chase Bank, N.A.	7/2/20	USD	1,695	AUD	2,469	—	(9)
JPMorgan Chase Bank, N.A.	7/2/20	USD	1,373	GBP	1,096	15	—
						3,112	(478)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At June 30, 2020, the counterparties had deposited in segregated accounts cash of $2,470,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

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Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,581,415)	4,015,735
Affiliated Issuers (Cost $194,040)	194,033
Total Investments in Securities	4,209,768
Investment in Vanguard	173
Cash	25
Cash Collateral Pledged—Futures Contracts	2,750
Foreign Currency, at Value (Cost $9,360)	9,345
Receivables for Investment Securities Sold	2,771
Receivables for Accrued Income	3,593
Receivables for Capital Shares Issued	233
Unrealized Appreciation—Forward Currency Contracts	3,112
Other Assets	297
Total Assets	4,232,067
Liabilities
Payables for Investment Securities Purchased	6,772
Collateral for Securities on Loan	93,670
Payables to Investment Advisor	1,820
Payables for Capital Shares Redeemed	2,028
Payables to Vanguard	398
Variation Margin Payable—Futures Contracts	301
Unrealized Depreciation—Forward Currency Contracts	478
Total Liabilities	105,467
Net Assets	4,126,600

At June 30, 2020, net assets consisted of:

Paid-in Capital	2,557,794
Total Distributable Earnings (Loss)	1,568,806
Net Assets	4,126,600

Net Assets
Applicable to 134,283,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,126,600
Net Asset Value Per Share	$30.73

See accompanying Notes, which are an integral part of the Financial Statements.

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Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends[1]	21,531
Interest—Unaffiliated Issuers	116
Interest—Affiliated Issuers	486
Securities Lending—Net	670
Total Income	22,803
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,835
Performance Adjustment	797
The Vanguard Group—Note C
Management and Administrative	3,233
Marketing and Distribution	187
Custodian Fees	73
Shareholders’ Reports	13
Trustees’ Fees and Expenses	3
Total Expenses	7,141
Net Investment Income	15,662
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	153,897
Investment Securities Sold—Affiliated Issuers	861
Futures Contracts	(23,633)
Forward Currency Contracts	(5,675)
Foreign Currencies	(57)
Realized Net Gain (Loss)	125,393
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	258,783
Investment Securities—Affiliated Issuers	(742)
Futures Contracts	(446)
Forward Currency Contracts	2,042
Foreign Currencies	(158)
Change in Unrealized Appreciation (Depreciation)	259,479
Net Increase (Decrease) in Net Assets Resulting from Operations	400,534

1 Dividends are net of foreign withholding taxes of $2,770,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,662	50,520
Realized Net Gain (Loss)	125,393	94,562
Change in Unrealized Appreciation (Depreciation)	259,479	807,454
Net Increase (Decrease) in Net Assets Resulting from Operations	400,534	952,536
Distributions[1]
Total Distributions	(147,347)	(159,172)
Capital Share Transactions
Issued	218,032	469,443
Issued in Lieu of Cash Distributions	147,347	159,172
Redeemed	(515,293)	(507,332)
Net Increase (Decrease) from Capital Share Transactions	(149,914)	121,283
Total Increase (Decrease)	103,273	914,647
Net Assets
Beginning of Period	4,023,327	3,108,680
End of Period	4,126,600	4,023,327

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.00	$23.14	$27.34	$19.54	$19.80	$20.63
Investment Operations
Net Investment Income	.115[1]	.371[1]	.367[1]	.224[1]	.271[1]	.278
Net Realized and Unrealized Gain (Loss) on Investments	2.738	6.692	(3.644)	7.992	.075	(.394)
Total from Investment Operations	2.853	7.063	(3.277)	8.216	.346	(.116)
Distributions
Dividends from Net Investment Income	(.397)	(.378)	(.212)	(.258)	(.280)	(.392)
Distributions from Realized Capital Gains	(.726)	(.825)	(.711)	(.158)	(.326)	(.322)
Total Distributions	(1.123)	(1.203)	(.923)	(.416)	(.606)	(.714)
Net Asset Value, End of Period	$30.73	$29.00	$23.14	$27.34	$19.54	$19.80

Total Return	11.14%	31.22%	-12.61%	42.60%	1.93%	-0.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,127	$4,023	$3,109	$3,198	$2,131	$2,253
Ratio of Total Expenses to Average Net Assets[2]	0.39%	0.38%	0.37%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.85%	1.43%	1.36%	0.93%	1.40%	1.37%
Portfolio Turnover Rate	9%	14%	16%	16%	29%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.04%, 0.03%, 0.03%, 0.03%, and 0.03%.

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Notes to Financial Statements

The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. The portfolio invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended June 30, 2020, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

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Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries’ tax rules and rates. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B.  The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.

Vanguard manages the cash reserves of the portfolio as described below.

For the six months ended June 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before an increase of $797,000 (0.04%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $173,000, representing less than 0.01% of the portfolio’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

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D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	586,567	—	—	586,567
Common Stocks—Other	487,025	2,911,409	3,115	3,401,549
Preferred Stocks	—	—	18,862	18,862
Temporary Cash Investments	194,033	8,757	—	202,790
Total	1,267,625	2,920,166	21,977	4,209,768
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	3,112	—	3,112
Liabilities
Futures Contracts[1]	301	—	—	301
Forward Currency Contracts	—	478	—	478
Total	301	478	—	779

1 Represents variation margin on the last day of the reporting period.

E.  At June 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	3,112	3,112
Total Assets	—	3,112	3,112

Variation Margin Payable—Futures Contracts	301	—	301
Unrealized Depreciation—Forward Currency Contracts	—	478	478
Total Liabilities	301	478	779

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(23,633)	—	(23,633)
Forward Currency Contracts	—	(5,675)	(5,675)
Realized Net Gain (Loss) on Derivatives	(23,633)	(5,675)	(29,308)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(446)	—	(446)
Forward Currency Contracts	—	2,042	2,042
Change in Unrealized Appreciation (Depreciation) on Derivatives	(446)	2,042	1,596

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F.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,776,833
Gross Unrealized Appreciation	1,704,392
Gross Unrealized Depreciation	(269,524)
Net Unrealized Appreciation (Depreciation)	1,434,868

G.  During the six months ended June 30, 2020, the portfolio purchased $339,047,000 of investment securities and sold $589,743,000 of investment securities, other than temporary cash investments.

H.  Capital shares issued and redeemed were

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	7,990	17,755
Issued in Lieu of Cash Distributions	6,412	6,218
Redeemed	(18,839)	(19,574)
Net Increase (Decrease) in Shares Outstanding	(4,437)	4,399

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 30% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds					June 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	186,137	NA1	NA1	98	(1)	486	—	194,033
Vanguard FTSE All-World ex-US ETF Shares	4,020	—	4,042	763	(741)	—	—	—
Total	190,157			861	(742)	486	—	194,033

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised the portfolio since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.

213

International Portfolio

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangements again after a one-year period.

214

International Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the International Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

215

Mid-Cap Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Mid-Cap Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$926.88	$0.81
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.02	0.86

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

216

Mid-Cap Index Portfolio

Portfolio Allocation

As of June 30, 2020

Basic Materials	3.6%
Consumer Goods	9.3
Consumer Services	11.4
Financials	20.8
Health Care	10.3
Industrials	15.2
Oil & Gas	2.8
Technology	20.2
Telecommunications	0.3
Utilities	6.1

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

217

Mid-Cap Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Basic Materials (3.6%)
	Newmont Corp.	171,264	10,574
	Fastenal Co.	245,502	10,517
	Freeport-McMoRan Inc.	620,619	7,181
	International Paper Co.	167,952	5,914
^	International Flavors & Fragrances Inc.	45,655	5,591
	FMC Corp.	55,307	5,510
	Nucor Corp.	128,739	5,331
	Celanese Corp. Class A	50,467	4,357
	Eastman Chemical Co.	57,625	4,013
	Albemarle Corp.	45,470	3,511
	CF Industries Holdings Inc.	91,194	2,566
	Mosaic Co.	81,371	1,018
	Westlake Chemical Corp.	13,747	737
			66,820
Consumer Goods (9.3%)
*	Lululemon Athletica Inc.	50,437	15,737
	Clorox Co.	53,811	11,804
	McCormick & Co. Inc.	52,863	9,484
	Aptiv plc	114,351	8,910
	DR Horton Inc.	147,639	8,187
	Church & Dwight Co. Inc.	104,930	8,111
	Lennar Corp. Class A	117,092	7,215
	Conagra Brands Inc.	197,814	6,957
*	Take-Two Interactive Software Inc.	48,697	6,797
	Tiffany & Co.	51,788	6,315
	Garmin Ltd.	61,246	5,971
	Hormel Foods Corp.	114,887	5,546
	Genuine Parts Co.	58,583	5,094
	J M Smucker Co.	46,180	4,886
*	NVR Inc.	1,490	4,856
	Corteva Inc.	159,807	4,281
	Hasbro Inc.	55,488	4,159
	Campbell Soup Co.	83,758	4,157
	Lamb Weston Holdings Inc.	62,254	3,980
	Fortune Brands Home & Security Inc.	58,676	3,751
	Tyson Foods Inc. Class A	62,817	3,751
	PulteGroup Inc.	108,828	3,703
	Kellogg Co.	54,820	3,621
	Whirlpool Corp.	26,516	3,435
	BorgWarner Inc.	88,544	3,126
*	LKQ Corp.	116,738	3,059
	Lear Corp.	25,529	2,783
	Molson Coors Beverage Co. Class B	75,408	2,591
*	Mohawk Industries Inc.	24,422	2,485
	Newell Brands Inc.	81,970	1,302
	Bunge Ltd.	29,023	1,194
	Tapestry Inc.	59,313	788
	PVH Corp.	15,246	733
	Ralph Lauren Corp. Class A	9,482	688
*	Under Armour Inc. Class C	44,923	397
*	Under Armour Inc. Class A	38,115	371
	Lennar Corp. Class B	6,899	318
	Coty Inc. Class A	57,316	256
	Levi Strauss & Co. Class A	11,900	159
			170,958
Consumer Services (11.4%)
*	Chipotle Mexican Grill Inc.	11,940	12,565
*	IAC/InterActiveCorp	33,810	10,934
*	Dollar Tree Inc.	101,244	9,383
	Best Buy Co. Inc.	99,330	8,669
*	Liberty Broadband Corp.	62,029	7,689
*	Copart Inc.	90,330	7,522
	Tractor Supply Co.	49,436	6,515
*	CarMax Inc.	69,577	6,231
	Domino’s Pizza Inc.	16,720	6,177
	AmerisourceBergen Corp. Class A	60,824	6,129
*	AutoZone Inc.	4,942	5,575
	ViacomCBS Inc. Class B	230,641	5,379
	FactSet Research Systems Inc.	16,110	5,292
*	Wayfair Inc.	26,013	5,140
*	Roku Inc.	43,496	5,069
	Omnicom Group Inc.	91,544	4,998
	Expedia Group Inc.	57,865	4,756
*	Ulta Beauty Inc.	22,810	4,640
	Darden Restaurants Inc.	54,694	4,144
*	United Airlines Holdings Inc.	118,004	4,084
	Advance Auto Parts Inc.	28,086	4,001
	Delta Air Lines Inc.	136,300	3,823
*	DraftKings Inc. Class A	112,866	3,754
^	Royal Caribbean Cruises Ltd.	71,488	3,596
*	DISH Network Corp. Class A	103,731	3,580
*	Carvana Co.	29,600	3,558
*	Trade Desk Inc. Class A	8,700	3,537
^	Carnival Corp.	204,700	3,361
	MGM Resorts International	189,596	3,185
	Wynn Resorts Ltd.	41,450	3,088
*	Lyft Inc. Class A	88,798	2,931
	Interpublic Group of Cos. Inc.	166,201	2,852
^	American Airlines Group Inc.	211,851	2,769
*	Burlington Stores Inc.	14,060	2,769
*	Altice USA Inc. Class A	120,470	2,715
*	Discovery Communications Inc. Class C	138,512	2,668
	Rollins Inc.	62,878	2,665
*	Live Nation Entertainment Inc.	59,719	2,647
	News Corp. Class A	212,721	2,523
*	Liberty Media Corp-Liberty SiriusXM Class C	64,579	2,225
	Aramark	96,849	2,186
	Fox Corp. Class A	71,700	1,923
	Vail Resorts Inc.	8,600	1,566
^,*	Discovery Inc. Class A	64,704	1,365
*	Liberty Broadband Corp. Class A	10,786	1,318
*	Liberty Media Corp-Liberty SiriusXM Class A	34,945	1,206
	Nielsen Holdings plc	76,567	1,138
*	Chewy Inc.	25,300	1,131
*	Warner Music Group Corp. Class A	33,067	975
	Alaska Air Group Inc.	26,333	955
	Fox Corp. Class B	34,238	919
*	Norwegian Cruise Line Holdings Ltd.	55,077	905
	Kohl’s Corp.	33,344	693
^	Hyatt Hotels Corp. Class A	7,648	385
	ViacomCBS Inc. Class A	2,790	71
	News Corp. Class B	3,475	42
			209,916
Financials (20.7%)
	Digital Realty Trust Inc.	114,593	16,285
	SBA Communications Corp. Class A	47,605	14,182
*	CoStar Group Inc.	16,772	11,919
	IHS Markit Ltd.	153,293	11,574
	MSCI Inc. Class A	33,860	11,303
	Willis Towers Watson plc	54,967	10,826
	AvalonBay Communities Inc.	60,159	9,303
	Alexandria Real Estate Equities Inc.	53,900	8,745
	Realty Income Corp.	146,569	8,721
	Arthur J Gallagher & Co.	80,900	7,887
	Ameriprise Financial Inc.	52,292	7,846
	First Republic Bank	72,930	7,730
	MarketAxess Holdings Inc.	15,345	7,687
	Weyerhaeuser Co.	318,989	7,164
	KKR & Co. Inc.	226,872	7,006
	Invitation Homes Inc.	238,574	6,568
	Essex Property Trust Inc.	27,928	6,400
	Healthpeak Properties Inc.	230,109	6,342
	Broadridge Financial Solutions Inc.	49,092	6,195
*	CBRE Group Inc. Class A	135,719	6,137
	Hartford Financial Services Group Inc.	152,912	5,895
	Nasdaq Inc.	49,051	5,860
	Sun Communities Inc.	41,988	5,697
	Mid-America Apartment Communities Inc.	48,838	5,600
	Duke Realty Corp.	157,318	5,567
	M&T Bank Corp.	52,053	5,412
	Synchrony Financial	235,900	5,227
*	Markel Corp.	5,584	5,155
	Extra Space Storage Inc.	55,092	5,089
	KeyCorp	416,639	5,075
	WP Carey Inc.	73,627	4,981
	Principal Financial Group Inc.	117,149	4,866
*	SVB Financial Group	22,001	4,742
*	Arch Capital Group Ltd.	164,548	4,714
	UDR Inc.	126,050	4,712
	E*TRADE Financial Corp.	94,428	4,696
	Citizens Financial Group Inc.	182,150	4,597
	Regions Financial Corp.	410,393	4,564
	Cboe Global Markets Inc.	46,970	4,381
	Cincinnati Financial Corp.	65,169	4,173
	Annaly Capital Management Inc.	611,390	4,011
	Huntington Bancshares Inc.	432,933	3,912
	Camden Property Trust	42,530	3,880
	Western Union Co.	175,526	3,795
	Fidelity National Financial Inc.	121,244	3,717

218

Mid-Cap Index Portfolio

			Market
			Value•
		Shares	($000)
	Raymond James Financial Inc.	52,540	3,616
	Everest Re Group Ltd.	17,076	3,521
	Loews Corp.	102,233	3,506
	Northern Trust Corp.	42,233	3,351
	Equitable Holdings Inc.	173,213	3,341
	Regency Centers Corp.	72,399	3,322
	Discover Financial Services	65,500	3,281
	W R Berkley Corp.	57,156	3,274
	Host Hotels & Resorts Inc.	300,958	3,247
^	Iron Mountain Inc.	122,863	3,207
	Ally Financial Inc.	159,208	3,157
	SEI Investments Co.	57,033	3,136
	AGNC Investment Corp.	238,701	3,079
	Globe Life Inc.	40,907	3,036
	Lincoln National Corp.	82,436	3,033
	VEREIT Inc.	459,980	2,958
	Fifth Third Bancorp	151,952	2,930
	Ventas Inc.	79,600	2,915
	Alleghany Corp.	5,797	2,836
	Vornado Realty Trust	73,341	2,802
	Federal Realty Investment Trust	32,123	2,737
	Boston Properties Inc.	29,800	2,693
	Franklin Resources Inc.	116,047	2,433
	Interactive Brokers Group Inc.	30,950	1,293
	Voya Financial Inc.	27,047	1,262
*	Athene Holding Ltd. Class A	39,599	1,235
	Zions Bancorp NA	35,215	1,197
	Reinsurance Group of America Inc.	14,546	1,141
	Comerica Inc.	29,838	1,137
	Kimco Realty Corp.	88,241	1,133
	Invesco Ltd.	98,473	1,060
	SL Green Realty Corp.	16,451	811
			381,818
Health Care (10.3%)
*	DexCom Inc.	39,393	15,970
*	Centene Corp.	247,260	15,713
*	IDEXX Laboratories Inc.	36,245	11,967
	ResMed Inc.	61,832	11,872
*	BioMarin Pharmaceutical Inc.	77,214	9,524
*	Seattle Genetics Inc.	51,744	8,792
*	Align Technology Inc.	30,283	8,311
*	Incyte Corp.	78,952	8,209
*	Moderna Inc.	116,300	7,468
*	Alnylam Pharmaceuticals Inc.	49,048	7,264
	Teleflex Inc.	19,818	7,213
*	Laboratory Corp. of America Holdings	41,567	6,905
	Cardinal Health Inc.	124,823	6,514
	Quest Diagnostics Inc.	57,092	6,506
	Cooper Cos. Inc.	22,748	6,452
*	Hologic Inc.	110,389	6,292
*	Exact Sciences Corp.	63,948	5,560
*	Varian Medical Systems Inc.	38,814	4,755
*	ABIOMED Inc.	18,246	4,407
	Dentsply Sirona Inc.	93,673	4,127
*	Elanco Animal Health Inc.	170,496	3,657
	West Pharmaceutical Services Inc.	15,700	3,567
*	Henry Schein Inc.	60,922	3,557
*	Mylan NV	220,857	3,551
	Perrigo Co. plc	58,143	3,214
	Universal Health Services Inc. Class B	31,463	2,923
*	DaVita Inc.	33,815	2,676
*	Jazz Pharmaceuticals plc	11,245	1,241
*	PPD Inc.	29,917	802
			189,009
Industrials (15.2%)
	Amphenol Corp. Class A	126,426	12,113
	Verisk Analytics Inc. Class A	69,321	11,798
	Waste Connections Inc.	112,325	10,535
	Cintas Corp.	37,781	10,063
	TransDigm Group Inc.	21,955	9,705
	Ball Corp.	139,342	9,683
*	FleetCor Technologies Inc.	35,816	9,009
	Equifax Inc.	51,864	8,914
	AMETEK Inc.	98,022	8,760
*	Mettler-Toledo International Inc.	10,219	8,232
	Carrier Global Corp.	370,205	8,226
*	Square Inc.	77,565	8,140
*	Keysight Technologies Inc.	79,720	8,034
	Old Dominion Freight Line Inc.	45,305	7,683
	TransUnion	81,103	7,059
	Vulcan Materials Co.	56,512	6,547
	WW Grainger Inc.	19,336	6,075
	Kansas City Southern	40,600	6,061
	Dover Corp.	61,543	5,943
	Masco Corp.	112,728	5,660
	Martin Marietta Materials Inc.	26,569	5,488
	Expeditors International of Washington Inc.	71,118	5,408
	Rockwell Automation Inc.	24,772	5,276
	Otis Worldwide Corp.	92,596	5,265
	Xylem Inc.	76,868	4,993
*	Waters Corp.	26,428	4,768
	Jacobs Engineering Group Inc.	55,577	4,713
*	Trimble Inc.	106,704	4,609
*	United Rentals Inc.	30,778	4,587
	CH Robinson Worldwide Inc.	57,472	4,544
	Westinghouse Air Brake Technologies Corp.	77,255	4,448
	JB Hunt Transport Services Inc.	36,042	4,337
*	Ingersoll Rand Inc.	151,312	4,255
	Corning Inc.	162,645	4,212
	Avery Dennison Corp.	35,617	4,064
	Packaging Corp. of America	40,506	4,042
*	Crown Holdings Inc.	57,463	3,743
	Snap-on Inc.	23,087	3,198
	Textron Inc.	97,118	3,196
	Westrock Co.	110,603	3,126
	Huntington Ingalls Industries Inc.	17,277	3,015
	Jack Henry & Associates Inc.	16,360	3,011
	Hubbell Inc. Class B	23,032	2,887
	HEICO Corp. Class A	31,099	2,526
*	IPG Photonics Corp.	14,741	2,364
	Cognex Corp.	34,687	2,072
	HEICO Corp.	17,269	1,721
*	XPO Logistics Inc.	19,401	1,499
	A O Smith Corp.	29,025	1,368
	Pentair plc	35,120	1,334
*	Sensata Technologies Holding plc	33,737	1,256
			279,565
Oil & Gas (2.8%)
	Occidental Petroleum Corp.	384,600	7,038
	ONEOK Inc.	187,982	6,245
	Hess Corp.	118,036	6,115
*	Cheniere Energy Inc.	96,920	4,683
	Halliburton Co.	337,055	4,375
	Concho Resources Inc.	83,953	4,324
	Baker Hughes Co. Class A	279,779	4,306
	Pioneer Natural Resources Co.	35,200	3,439
	Diamondback Energy Inc.	67,362	2,817
	Cabot Oil & Gas Corp.	85,515	1,469
	Apache Corp.	80,998	1,093
	Marathon Oil Corp.	169,689	1,038
	National Oilwell Varco Inc.	83,307	1,021
	Targa Resources Corp.	47,571	955
	Devon Energy Corp.	82,143	931
	Noble Energy Inc.	102,960	923
	HollyFrontier Corp.	31,254	913
	Continental Resources Inc.	15,713	275
			51,960
Technology (20.2%)
*	Veeva Systems Inc. Class A	57,638	13,511
*	Splunk Inc.	67,787	13,469
	KLA Corp.	66,219	12,878
*	DocuSign Inc. Class A	74,300	12,795
*	Synopsys Inc.	64,361	12,550
*	Twilio Inc.	54,986	12,065
*	Cadence Design Systems Inc.	119,345	11,452
	Microchip Technology Inc.	104,689	11,025
*	IQVIA Holdings Inc.	77,373	10,978
*	ANSYS Inc.	36,585	10,673
	Xilinx Inc.	103,736	10,207
	Motorola Solutions Inc.	72,631	10,178
*	Snap Inc.	431,013	10,124
	Marvell Technology Group Ltd.	283,438	9,937
*	Okta Inc.	49,577	9,927
*	Twitter Inc.	317,777	9,467
*	RingCentral Inc. Class A	32,848	9,362
*	VeriSign Inc.	44,431	9,190
	Skyworks Solutions Inc.	71,246	9,110
*	Palo Alto Networks Inc.	39,166	8,995
	Cerner Corp.	129,848	8,901
*	Zoom Video Communications Inc. Class A	33,937	8,604
*	Fortinet Inc.	58,670	8,054
	Citrix Systems Inc.	52,753	7,803
*	Akamai Technologies Inc.	69,352	7,427
	CDW Corp.	60,777	7,061
	Maxim Integrated Products Inc.	113,989	6,909
*	Paycom Software Inc.	21,285	6,593
*	Crowdstrike Holdings Inc. Class A	61,400	6,158
*	Qorvo Inc.	48,978	5,414
*	Slack Technologies Inc. Class A	172,703	5,369
	Western Digital Corp.	121,128	5,348
	Hewlett Packard Enterprise Co.	548,119	5,333
	SS&C Technologies Holdings Inc.	93,061	5,256
*	Datadog Inc. Class A	60,200	5,234
*	GoDaddy Inc. Class A	70,664	5,182
*	Arista Networks Inc.	22,590	4,745
	Seagate Technology plc	93,290	4,516
	NortonLifeLock Inc.	226,263	4,487
*	Black Knight Inc.	60,785	4,411
*	Gartner Inc.	36,137	4,384
	NetApp Inc.	94,580	4,197

219

Mid-Cap Index Portfolio

			Market
			Value•
		Shares	($000)
*	Pinterest Inc. Class A	172,404	3,822
*	F5 Networks Inc.	26,031	3,631
	Juniper Networks Inc.	141,439	3,233
*	Tyler Technologies Inc.	8,500	2,948
	Leidos Holdings Inc.	30,300	2,838
^,*	Match Group Inc.	23,855	2,554
*	Dropbox Inc. Class A	106,486	2,318
*	ZoomInfo Technologies Inc. Class A	19,508	995
	Xerox Holdings Corp.	38,860	594
			372,212
Telecommunications (0.3%)
	CenturyLink Inc.	468,662	4,701

Utilities (6.1%)
	Eversource Energy	143,584	11,956
	WEC Energy Group Inc.	134,647	11,802
	American Water Works Co. Inc.	77,357	9,953
	FirstEnergy Corp.	231,078	8,961
	DTE Energy Co.	82,096	8,825
	Entergy Corp.	85,556	8,026
	Ameren Corp.	105,206	7,402
	CMS Energy Corp.	122,311	7,145
	Evergy Inc.	96,865	5,743
	Alliant Energy Corp.	106,598	5,100
	Edison International	80,811	4,389
	AES Corp.	284,123	4,117
	CenterPoint Energy Inc.	214,795	4,010
	Vistra Energy Corp.	208,746	3,887
	NiSource Inc.	163,493	3,718
	Pinnacle West Capital Corp.	47,994	3,518
	NRG Energy Inc.	49,171	1,601
	OGE Energy Corp.	42,936	1,304
	Avangrid Inc.	26,545	1,114
			112,571
Total Common Stocks (Cost $1,612,372)			1,839,530
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1,2]	Vanguard Market Liquidity Fund, 0.227%	167,697	16,769

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Cash Management Bill, 0.116%, 9/29/20	400	400
Total Temporary Cash Investments (Cost $17,173)		17,169
Total Investments (100.8%) (Cost $1,629,545)		1,856,699
Other Asset and Liabilities—Net (-0.8%)		(14,387)
Net Assets (100%)		1,842,312

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,728,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $13,177,000 was received for securities on loan.
3	Securities with a value of $400,000 and cash of $15,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2020	14	2,491	75
E-mini S&P 500 Index	September 2020	16	2,472	40
				115

See accompanying Notes, which are an integral part of the Financial Statements.

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Mid-Cap Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,612,772)	1,839,930
Affiliated Issuers (Cost $16,773)	16,769
Total Investments in Securities	1,856,699
Investment in Vanguard	83
Cash Collateral Pledged—Futures Contracts	15
Receivables for Investment Securities Sold	1,721
Receivables for Accrued Income	2,091
Receivables for Capital Shares Issued	212
Variation Margin Receivable—Futures Contracts	66
Total Assets	1,860,887
Liabilities
Due to Custodian	1,336
Payables for Investment Securities Purchased	32
Collateral for Securities on Loan	13,177
Payables for Capital Shares Redeemed	3,868
Payables to Vanguard	162
Total Liabilities	18,575
Net Assets	1,842,312

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,521,276
Total Distributable Earnings (Loss)	321,036
Net Assets	1,842,312

Net Assets
Applicable to 91,054,621 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,842,312
Net Asset Value Per Share	$20.23

See accompanying Notes, which are an integral part of the Financial Statements.

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Mid-Cap Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	17,051
Interest[1]	27
Securities Lending—Net	112
Total Income	17,190
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative	1,322
Marketing and Distribution	96
Custodian Fees	12
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	1,586
Net Investment Income	15,604
Realized Net Gain (Loss)
Investment Securities Sold[1]	82,141
Futures Contracts	(588)
Realized Net Gain (Loss)	81,553
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(253,242)
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	(253,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,079)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $25,000, $8,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,604	29,001
Realized Net Gain (Loss)	81,553	112,918
Change in Unrealized Appreciation (Depreciation)	(253,236)	360,047
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,079)	501,966
Distributions[1]
Total Distributions	(142,409)	(172,303)
Capital Share Transactions
Issued	177,024	300,982
Issued in Lieu of Cash Distributions	142,409	172,303
Redeemed	(333,411)	(269,427)
Net Increase (Decrease) from Capital Share Transactions	(13,978)	203,858
Total Increase (Decrease)	(312,466)	533,521
Net Assets
Beginning of Period	2,154,778	1,621,257
End of Period	1,842,312	2,154,778

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Mid-Cap Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.03	$20.23	$23.72	$21.11	$20.76	$22.49
Investment Operations
Net Investment Income	.171[1,2]	.334[1]	.343[1]	.292[1]	.280	.291
Net Realized and Unrealized Gain (Loss) on Investments	(2.339)	5.621	(2.386)	3.575	1.814	(.552)
Total from Investment Operations	(2.168)	5.955	(2.043)	3.867	2.094	(.261)
Distributions
Dividends from Net Investment Income	(.344)	(.350)	(.286)	(.270)	(.292)	(.268)
Distributions from Realized Capital Gains	(1.288)	(1.805)	(1.161)	(.987)	(1.452)	(1.201)
Total Distributions	(1.632)	(2.155)	(1.447)	(1.257)	(1.744)	(1.469)
Net Asset Value, End of Period	$20.23	$24.03	$20.23	$23.72	$21.11	$20.76

Total Return	-7.31%	30.87%	-9.33%	19.08%	11.11%	-1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,842	$2,155	$1,621	$1,804	$1,495	$1,363
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.59%[2]	1.49%	1.49%	1.32%	1.40%	1.35%
Portfolio Turnover Rate	11%	21%	21%	18%	21%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

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Mid-Cap Index Portfolio

Notes to Financial Statements

The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk

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Mid-Cap Index Portfolio

by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $83,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Mid-Cap Index Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,839,530	—	—	1,839,530
Temporary Cash Investments	16,769	400	—	17,169
Total	1,856,299	400	—	1,856,699
Derivative Financial Instruments
Assets
Futures Contracts[1]	66	—	—	66

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,629,545
Gross Unrealized Appreciation	438,027
Gross Unrealized Depreciation	(210,758)
Net Unrealized Appreciation (Depreciation)	227,269

E.  During the six months ended June 30, 2020, the portfolio purchased $215,415,000 of investment securities and sold $349,206,000 of investment securities, other than temporary cash investments.

The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $14,179,000 and $62,453,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	9,001	13,473
Issued in Lieu of Cash Distributions	8,812	8,135
Redeemed	(16,443)	(12,082)
Net Increase (Decrease) in Shares Outstanding	1,370	9,526

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 40% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

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Mid-Cap Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Mid-Cap Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Mid-Cap Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Moderate Allocation Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Moderate Allocation Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Moderate Allocation Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Moderate Allocation Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$988.00	$0.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.27	0.60

The calculations are based on the Moderate Allocation Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Moderate Allocation Portfolio’s annualized expense figure for that period is 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (182/366).

Moderate Allocation Portfolio

Underlying Vanguard Funds

As of June 30, 2020

Vanguard Variable Insurance Funds Equity Index Portfolio	30.3%
Vanguard Variable Insurance Funds Total Bond Market Index Fund	28.0
Vanguard Total International Stock Index Fund Admiral Shares	24.0
Vanguard Total International Bond Index Fund Admiral Shares	12.1
Vanguard Extended Market Index Fund Admiral Shares	5.6

The table reflects the portfolio’s investments, except for short-term investments.

Moderate Allocation Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (35.9%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	4,007,413	176,486
Vanguard Extended Market Index Fund Admiral Shares	365,358	32,813
		209,299
International Stock Fund (24.0%)
Vanguard Total International Stock Index Fund Admiral Shares	5,274,467	139,773

U.S. Bond Fund (28.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	12,884,275	162,986

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	3,065,122	70,621
Total Investments (100.0%) (Cost $558,481)		582,679
Other Assets and Liabilities—Net (0.0%)		124
Net Assets (100%)		582,803

Cost is in $000.

• See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $558,481)	582,679
Receivables for Accrued Income	56
Receivables for Capital Shares Issued	1,133
Total Assets	583,868
Liabilities
Due to Custodian	479
Payables for Investment Securities Purchased	577
Payables for Capital Shares Redeemed	9
Total Liabilities	1,065
Net Assets	582,803

At June 30, 2020, net assets consisted of:

Paid-in Capital	538,183
Total Distributable Earnings (Loss)	44,620
Net Assets	582,803

Net Assets
Applicable to 20,680,216 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	582,803
Net Asset Value Per Share	$28.18

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,568
Net Investment Income—Note B	7,568
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,462
Affiliated Funds Sold	10,549
Realized Net Gain (Loss)	14,011
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(28,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,089)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,568	11,835
Realized Net Gain (Loss)	14,011	11,716
Change in Unrealized Appreciation (Depreciation)	(28,668)	57,473
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,089)	81,024
Distributions[1]
Total Distributions	(24,041)	(20,535)
Capital Share Transactions
Issued	97,720	96,476
Issued in Lieu of Cash Distributions	24,041	20,535
Redeemed	(39,508)	(45,572)
Net Increase (Decrease) from Capital Share Transactions	82,253	71,439
Total Increase (Decrease)	51,123	131,928
Net Assets
Beginning of Period	531,680	399,752
End of Period	582,803	531,680

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Moderate Allocation Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.12	$26.46	$29.35	$26.67	$25.80	$26.63
Investment Operations
Net Investment Income[1]	.416	.720	.634	.657	.581	.499
Capital Gain Distributions Received	.190	.199	.148	.309	.182	.282
Net Realized and Unrealized Gain (Loss) on Investments	(1.164)	4.106	(2.142)	2.863	1.112	(.809)
Total from Investment Operations	(.558)	5.025	(1.360)	3.829	1.875	(.028)
Distributions
Dividends from Net Investment Income	(.720)	(.657)	(.577)	(.545)	(.439)	(.417)
Distributions from Realized Capital Gains	(.662)	(.708)	(.953)	(.604)	(.566)	(.385)
Total Distributions	(1.382)	(1.365)	(1.530)	(1.149)	(1.005)	(.802)
Net Asset Value, End of Period	$28.18	$30.12	$26.46	$29.35	$26.67	$25.80

Total Return	-1.20%	19.53%	-4.94%	14.80%	7.55%	-0.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$583	$532	$400	$394	$294	$257
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.77%	2.54%	2.25%	2.36%	2.25%	1.89%
Portfolio Turnover Rate	20%	13%	20%	21%	14%	12%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

Notes to Financial Statements

The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Moderate Allocation Portfolio

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

Moderate Allocation Portfolio

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	558,481
Gross Unrealized Appreciation	30,869
Gross Unrealized Depreciation	(6,671)
Net Unrealized Appreciation (Depreciation)	24,198

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	3,480	3,403
Issued in Lieu of Cash Distributions	974	754
Redeemed	(1,426)	(1,613)
Net Increase (Decrease) in Shares Outstanding	3,028	2,544

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 78% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

						Current Period Transactions
	Dec. 31,		Proceeds	Realized					June 30,
	2019		from	Net		Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain		Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—		—	—	—	—
Vanguard Extended Market Index Funds	31,519	6,305	3,454	810		(2,367)	154	—	32,813
Vanguard Total International Bond Index Fund	63,242	20,680	14,648	1,223		124	295	—	70,621
Vanguard Total International Stock Index Fund	128,492	39,158	14,206	1,122		(14,793)	980	—	139,773
Vanguard Variable Insurance Funds— Equity Index Portfolio	160,856	50,288	24,592	4,796		(14,862)	2,951	3,462	176,486
Vanguard Variable Insurance Funds— Total Bond Market Index Portfolio	147,506	54,477	44,825	2,598		3,230	3,188	—	162,986
Total	531,615	170,908	101,725	10,549		(28,668)	7,568	3,462	582,679

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Moderate Allocation Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2011 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the portfolio since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Moderate Allocation Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Fund approved the appointment of liquidity risk management program administrators responsible for administering the Moderate Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Money Market Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•     Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,004.94	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.12	0.75

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Money Market Portfolio

Portfolio Allocation1

As of June 30, 2020

Certificates of Deposit	14.4%
Commercial Paper	28.6
Taxable Municipal Bonds	0.8
Tax-Exempt Municipal Bonds	1.9
U.S. Government and Agency Obligations	54.0
Other	0.3

1 Percentage of investments.

Money Market Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (55.0%)
[2]	Fannie Mae Discount Notes	0.170%	8/13/20	1,575	1,575
[3]	Federal Home Loan Banks, SOFR + 0.065%	0.145%	7/1/20	7,000	6,998
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.155%	7/1/20	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.155%	7/1/20	5,000	4,996
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.160%	7/1/20	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.180%	7/1/20	8,000	8,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.180%	7/1/20	7,000	7,000
[3]	Federal Home Loan Banks, SOFR + 0.110%	0.190%	7/1/20	15,000	15,000
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.195%	7/1/20	4,000	4,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.200%	7/1/20	3,370	3,370
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.210%	7/1/20	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.210%	7/1/20	7,000	7,000
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.215%	7/1/20	1,900	1,900
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.215%	7/1/20	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.240%	7/1/20	3,245	3,246
	Federal Home Loan Bank Discount Notes	0.140%–0.170%	7/10/20	9,559	9,559
	Federal Home Loan Bank Discount Notes	0.150%	7/15/20	4,021	4,021
	Federal Home Loan Bank Discount Notes	0.150%	7/16/20	2,600	2,600
	Federal Home Loan Bank Discount Notes	0.200%	7/20/20	1,500	1,500
	Federal Home Loan Bank Discount Notes	0.150%–0.180%	7/23/20	4,496	4,495
	Federal Home Loan Bank Discount Notes	0.200%	7/29/20	1,864	1,864
	Federal Home Loan Bank Discount Notes	0.200%	8/4/20	2,800	2,799
	Federal Home Loan Bank Discount Notes	0.200%	8/5/20	1,700	1,700
	Federal Home Loan Bank Discount Notes	0.200%	8/7/20	4,200	4,199
	Federal Home Loan Bank Discount Notes	0.170%	8/14/20	598	598
	Federal Home Loan Bank Discount Notes	0.170%–0.200%	8/21/20	8,600	8,598
	Federal Home Loan Bank Discount Notes	0.190%	8/24/20	3,800	3,799
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.120%	0.200%	7/1/20	8,000	8,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.220%	7/1/20	5,000	4,999
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.225%	7/1/20	6,000	6,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.230%	7/1/20	6,000	5,997
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.270%	7/1/20	15,000	15,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.280%	7/1/20	1,000	1,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.075%	0.155%	7/1/20	2,000	1,999
[2,3]	Federal National Mortgage Assn., SOFR + 0.130%	0.210%	7/1/20	10,000	10,001
[2,3]	Federal National Mortgage Assn., SOFR + 0.150%	0.230%	7/1/20	1,000	1,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.270%	7/1/20	2,250	2,250
[2]	Freddie Mac Discount Notes	0.150%	7/2/20	3,000	3,000
[2]	Freddie Mac Discount Notes	0.150%	7/17/20	5,000	5,000
[2]	Freddie Mac Discount Notes	0.150%–0.200%	7/21/20	10,556	10,555
[2]	Freddie Mac Discount Notes	0.170%	7/23/20	3,960	3,959
[2]	Freddie Mac Discount Notes	0.170%	8/19/20	3,000	2,999
	United States Cash Management Bill	0.110%–0.125%	7/14/20	45,000	44,998
	United States Cash Management Bill	0.200%	7/21/20	10,000	9,999
	United States Cash Management Bill	0.135%–0.165%	7/28/20	45,000	44,995
	United States Cash Management Bill	0.250%	9/15/20	15,000	14,992
	United States Cash Management Bill	0.190%	9/22/20	20,000	19,991
	United States Cash Management Bill	0.170%	11/3/20	15,000	14,991
	United States Cash Management Bill	0.175%	11/10/20	1,704	1,703
	United States Cash Management Bill	0.190%	11/17/20	10,000	9,993
	United States Cash Management Bill	0.185%	11/24/20	15,000	14,989
	United States Cash Management Bill	0.165%	12/1/20	7,000	6,995
	United States Treasury Bill	0.085%–1.572%	7/2/20	16,254	16,254
	United States Treasury Bill	0.110%	7/7/20	10,000	10,000
	United States Treasury Bill	0.125%	7/9/20	20,000	19,999
	United States Treasury Bill	0.280%	7/16/20	20,000	19,998
	United States Treasury Bill	0.125%	7/23/20	25,000	24,998
	United States Treasury Bill	0.110%	8/6/20	15,000	14,998
	United States Treasury Bill	0.125%–0.220%	8/13/20	40,000	39,992
	United States Treasury Bill	0.110%–0.130%	8/20/20	32,111	32,105
	United States Treasury Bill	0.130%	8/27/20	20,000	19,996
	United States Treasury Bill	0.130%–0.150%	9/3/20	30,000	29,992
	United States Treasury Bill	0.170%	9/10/20	10,000	9,997
	United States Treasury Bill	0.175%–0.300%	9/17/20	40,000	39,977
	United States Treasury Bill	0.155%–0.170%	9/24/20	30,000	29,988
	United States Treasury Bill	0.150%–0.165%	10/1/20	17,000	16,993
	United States Treasury Bill	0.160%–0.185%	10/8/20	27,000	26,988
	United States Treasury Bill	0.155%	10/22/20	7,000	6,997
	United States Treasury Bill	0.155%	10/29/20	7,000	6,996

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	United States Treasury Bill	0.175%	12/24/20	15,000	14,987
	United States Treasury Bill	0.165%	12/31/20	20,000	19,983
Total U.S. Government and Agency Obligations (Cost $779,560)					779,560
Commercial Paper (29.1%)
Bank Holding Company (0.7%)
[4]	ABN Amro Funding USA LLC	0.400%	7/23/20	500	500
[4]	ABN Amro Funding USA LLC	0.420%	7/31/20	1,000	1,000
[4]	ABN Amro Funding USA LLC	0.350%	8/4/20	1,000	1,000
[4]	ABN Amro Funding USA LLC	0.300%	8/21/20	500	500
[4]	ABN Amro Funding USA LLC	0.210%	9/3/20	500	500
[4]	JP Morgan Securities LLC	1.766%	7/21/20	1,500	1,498
[4]	JP Morgan Securities LLC	0.350%	8/27/20	1,000	999
[4]	JP Morgan Securities LLC	0.803%	9/10/20	4,000	3,994
					9,991
Finance—Auto (0.8%)
	Toyota Motor Credit Corp.	0.952%	7/9/20	3,000	2,999
	Toyota Motor Credit Corp.	0.911%	7/13/20	1,000	1,000
	Toyota Motor Credit Corp.	0.250%	9/30/20	1,000	999
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.274%	7/20/20	1,000	1,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.274%	7/20/20	1,000	1,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.265%	7/24/20	3,000	3,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	0.289%	7/6/20	1,000	1,000
					10,998
Foreign Banks (19.1%)
[3,4]	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	0.400%	7/20/20	2,000	2,000
[3,4]	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	0.455%	7/13/20	3,000	3,000
[3,4]	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	0.455%	7/15/20	2,500	2,500
[3,4]	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	0.410%	7/20/20	4,000	4,000
	Barclays Bank UK PLC	0.140%	7/1/20	1,500	1,500
	Barclays Bank UK PLC	0.140%	7/2/20	4,000	4,000
	Barclays Bank UK PLC	0.140%	7/6/20	3,000	3,000
	Barclays Bank UK PLC	0.140%	7/7/20	3,000	3,000
	Barclays Bank UK PLC	0.140%	7/8/20	2,000	2,000
	Barclays Bank UK PLC	0.140%	7/9/20	1,000	1,000
[5]	Caisse d’Amortissement de la Dette Sociale	0.290%–0.300%	8/6/20	5,000	4,999
[5]	Caisse d’Amortissement de la Dette Sociale	0.310%	8/7/20	3,000	2,999
[5]	Caisse des Depots et Consignations	0.883%	8/4/20	2,000	1,998
[5]	Caisse des Depots et Consignations	0.883%	8/5/20	5,000	4,996
[5]	Caisse des Depots et Consignations	0.903%	8/6/20	5,000	4,996
[5]	Caisse des Depots et Consignations	0.300%	8/26/20	3,000	2,999
	Caisse des Depots et Consignations	0.300%	9/1/20	5,000	4,997
[5]	Caisse des Depots et Consignations	0.290%	9/4/20	15,000	14,992
[5]	Caisse des Depots et Consignations	0.300%	9/16/20	4,000	3,997
[5]	Caisse des Depots et Consignations	0.260%	9/18/20	3,000	2,998
[4]	Canadian Imperial Bank of Commerce	1.050%	9/14/20	10,000	9,978
[3,4]	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.080%	0.268%	7/13/20	5,000	5,000
[3,4]	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.190%	0.365%	7/6/20	5,000	5,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	0.335%	7/8/20	5,000	5,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.190%	0.365%	7/7/20	1,000	1,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	0.398%	7/6/20	1,000	1,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	0.404%	7/28/20	2,000	2,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.409%	7/6/20	3,000	3,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.405%	7/8/20	1,000	1,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.410%	7/9/20	500	500
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	0.425%	7/14/20	3,000	3,000
[3,4]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.250%	0.440%	7/13/20	1,000	1,000
[4]	DBS Bank Ltd.	1.766%	7/17/20	1,000	999
	European Investment Bank	0.883%	7/13/20	6,000	5,998
	European Investment Bank	0.863%	8/12/20	5,000	4,995
	European Investment Bank	0.280%	9/2/20	1,500	1,499
	European Investment Bank	0.210%	9/17/20	4,000	3,998
	ING US Funding LLC	0.400%	7/8/20	4,000	4,000
	ING US Funding LLC	0.771%	7/15/20	785	785
	ING US Funding LLC	0.752%–0.852%	7/31/20	4,000	3,997
	ING US Funding LLC	0.752%	8/17/20	5,000	4,995
[4]	KFW	0.340%	7/28/20	3,000	2,999
[4]	KFW	0.873%–1.684%	8/5/20	2,000	1,998
[4]	KFW	0.873%	8/7/20	1,000	999
[4]	KFW	0.873%	8/10/20	2,000	1,998
[4]	KFW	1.638%	8/12/20	1,000	998
[4]	KFW	1.638%	8/19/20	2,400	2,395
[4]	KFW	0.210%	9/15/20	5,000	4,998
[4]	KFW	0.210%	9/16/20	2,500	2,499
[3,4]	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	0.275%	7/6/20	5,000	5,000
[3,4]	National Australia Bank Ltd., 1M USD LIBOR + 0.240%	0.430%	7/13/20	3,000	3,000
[3,4]	National Australia Bank Ltd., 1M USD LIBOR + 0.270%	0.452%	7/2/20	4,000	4,000
[4]	Nederlandse Waterschapsbank NV	0.250%	8/12/20	2,000	1,999
[4]	Nederlandse Waterschapsbank NV	0.320%	8/27/20	4,000	3,998
[4]	Nederlandse Waterschapsbank NV	0.320%–0.380%	8/28/20	8,000	7,995
[4]	Nederlandse Waterschapsbank NV	0.210%–0.285%	9/1/20	6,000	5,997
[4]	Nordea Bank ABP	1.765%–1.771%	7/10/20	10,000	9,996
[4]	NRW Bank	0.300%	7/27/20	3,350	3,349
[4]	NRW Bank	0.335%	7/29/20	3,000	2,999
[4]	NRW Bank	0.335%	7/30/20	5,000	4,999
[4]	NRW Bank	0.230%	8/28/20	9,000	8,997
[3,4]	Royal Bank of Canada, 1M USD LIBOR + 0.240%	0.420%	7/27/20	2,000	2,000
[3,4]	Royal Bank of Canada, 1M USD LIBOR + 0.240%	0.418%	7/31/20	5,000	5,000
[3,4]	Royal Bank of Canada, 1M USD LIBOR + 0.250%	0.444%	7/20/20	2,000	2,000
[3,4]	Royal Bank of Canada, 1M USD LIBOR + 0.250%	0.444%	7/20/20	2,000	2,000
[3,4]	Royal Bank of Canada, 1M USD LIBOR + 0.310%	0.483%	8/3/20	4,000	4,000
[4]	Skandinaviska Enskilda Banken AB	0.909%	9/4/20	2,000	1,997
[4]	Svenska Handelsbanken AB	1.735%	7/20/20	3,000	2,997
[4]	Toronto-Dominion Bank	0.150%	7/6/20	3,000	3,000
[4]	Toronto-Dominion Bank	0.210%	9/1/20	1,000	1,000
[4]	Toronto-Dominion Bank	0.904%	9/8/20	1,000	998
[3,4]	Toronto-Dominion Bank, 1M USD LIBOR + 0.320%	0.500%	7/9/20	11,000	11,000

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[3,4]	Toronto-Dominion Bank, 1M USD LIBOR + 0.330%	0.512%	7/2/20	4,000	4,000
[3,4]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.409%	7/6/20	2,000	2,000
[3,4]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.409%	7/6/20	3,000	3,000
					270,920
Foreign Governments (7.0%)
	Canada	0.300%	11/4/20	3,000	2,997
	Canada	0.300%	11/5/20	1,000	999
	Export Development Canada	0.250%–1.155%	8/4/20	1,545	1,545
	Export Development Canada	1.715%	8/6/20	500	499
	Export Development Canada	1.258%	9/9/20	3,184	3,176
[4]	Hydro-Quebec	1.674%	8/4/20	5,000	4,992
[4]	Kingdom of Denmark	0.300%	7/28/20	3,000	2,999
	Kingdom of Denmark	0.210%	9/4/20	1,500	1,500
[5]	Ontario Teachers’ Finance Trust	0.914%	9/10/20	5,000	4,991
[5]	Ontario Teachers’ Finance Trust	1.017%	11/16/20	10,000	9,961
[3,5]	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	0.384%	7/27/20	1,000	1,000
[3,4,5]	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.270%	0.464%	7/17/20	1,000	1,000
[4]	Province Of Alberta	1.725%	7/21/20	1,000	999
[4]	Province Of Alberta	1.672%–1.673%	7/23/20	8,000	7,992
[4]	Province Of Alberta	1.684%	8/6/20	1,000	998
[4]	Province Of Alberta	1.005%	9/9/20	1,500	1,497
	Province of British Columbia	1.632%	8/12/20	2,500	2,495
	Province of Ontario	0.250%	8/17/20	10,000	9,997
[4]	Province of Quebec	0.250%	8/11/20	12,000	11,997
[4]	Province of Quebec	0.250%	8/26/20	2,950	2,949
[4]	Province of Quebec	0.250%	8/28/20	6,900	6,897
[5]	PSP Capital Inc.	0.250%	8/13/20	1,000	1,000
[5]	PSP Capital Inc.	0.310%–0.904%	9/2/20	17,000	16,975
					99,455
Foreign Industrial (1.5%)
[4]	Nestle Capital Corp.	0.904%	8/31/20	1,000	998
[4]	Nestle Capital Corp.	0.904%	9/1/20	4,000	3,994
[4]	Nestle Capital Corp.	0.904%	9/2/20	3,000	2,995
[4]	Nestle Capital Corp.	0.884%	10/1/20	2,000	1,996
[4]	Total Capital Canada Ltd.	1.674%–1.684%	8/3/20	1,500	1,498
[4]	Total Capital Canada Ltd.	0.440%	8/19/20	1,150	1,149
[4]	Total Capital Canada Ltd.	0.471%	9/18/20	3,553	3,549
[4]	Total Capital Canada Ltd.	0.401%	10/6/20	2,000	1,998
	Toyota Credit Canada Inc.	0.721%	8/20/20	1,000	999
	Toyota Credit Canada Inc.	0.822%	9/17/20	1,000	998
	Toyota Credit Canada Inc.	0.371%	10/6/20	500	500
	Toyota Credit Canada Inc.	0.371%	10/7/20	500	500
[3]	Toyota Credit Canada Inc., 1M USD LIBOR + 0.250%	0.430%	7/9/20	1,000	1,000
					22,174
Total Commercial Paper (Cost $413,538)					413,538
Certificates of Deposit (14.6%)
Domestic Banks (1.7%)
	Citibank NA	1.820%	7/2/20	5,000	5,000
	Citibank NA	0.820%	9/4/20	5,000	5,000
	Citibank NA	0.820%	9/8/20	5,000	5,000
[3]	HSBC Bank USA NA, 1M USD LIBOR + 0.730%	0.920%	7/21/20	5,000	5,000
[3]	State Street Bank & Trust Co., 1M USD LIBOR + 0.220%	0.397%	7/10/20	3,000	3,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.150%	0.335%	7/13/20	1,000	1,000
					24,000
Yankee Certificates of Deposit (12.9%)
	Bank of Montreal (Chicago Branch)	0.850%	9/8/20	10,000	10,000
	Bank of Nova Scotia (Houston Branch)	0.750%	7/23/20	3,000	3,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.190%	0.365%	7/7/20	2,000	2,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.220%	0.395%	7/6/20	3,000	3,000
	Bayerische Landesbank (New York Branch)	0.300%	10/1/20	1,000	1,000
	Bayerische Landesbank (New York Branch)	0.380%	10/1/20	4,000	4,000
	Canadian Imperial Bank of Commerce (New York Branch)	0.600%	7/23/20	4,000	4,000
	Commonwealth Bank of Australia (New York Branch)	0.200%	9/8/20	1,000	1,000
	Cooperatieve Rabobank UA (New York Branch)	0.900%	9/9/20	5,000	5,000
	Credit Agricole Corporate And Investment Bank	0.210%	9/1/20	10,000	10,000
	Credit Agricole Corporate And Investment Bank	0.240%	9/1/20	6,000	6,000
	Credit Agricole Corporate And Investment Bank	0.240%	9/3/20	5,000	5,000
	Credit Industriel et Commercial (New York Branch)	0.200%	8/17/20	3,000	3,000
	Credit Industriel et Commercial (New York Branch)	0.250%	9/1/20	10,000	10,000
	Credit Suisse AG (New York Branch)	1.150%	7/21/20	5,000	5,000
	Credit Suisse AG (New York Branch)	0.430%	8/10/20	4,000	4,000
	DNB Bank ASA (New York Branch)	1.740%	7/16/20	3,000	3,000
	DNB Bank ASA (New York Branch)	0.470%	8/24/20	5,000	5,000
	Landesbank Hessen-Thueringen Girozentrale	0.120%	7/2/20	1,000	1,000
	Landesbank Hessen-Thueringen Girozentrale	0.210%	9/3/20	1,000	1,000
	Landesbank Hessen-Thueringen Girozentrale (New York Branch)	0.200%	7/13/20	15,000	15,000
	Landesbank Hessen-Thueringen Girozentrale (New York Branch)	0.300%	7/1/20	10,550	10,550
	Natixis (New York Branch)	0.370%	8/4/20	15,000	15,000
	Natixis (New York Branch)	0.290%	9/10/20	10,000	10,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.250%	0.428%	7/6/20	4,000	4,000
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.200%	0.383%	7/2/20	6,000	6,000
	Svenska HandelsBanken AB (New York Branch)	0.760%	7/20/20	1,000	1,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	0.365%	7/15/20	5,000	5,000
	Toronto-Dominion Bank (New York Branch)	0.200%	9/4/20	8,000	8,000
[3]	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.200%	0.375%	7/7/20	5,000	5,000
[3]	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	0.428%	7/31/20	7,000	7,000
[3]	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	0.343%	7/2/20	5,000	5,000
[3]	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	0.418%	7/13/20	1,000	1,000
[3]	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	0.425%	7/16/20	5,000	5,000
					183,550
Total Certificates of Deposit (Cost $207,550)					207,550
Other Notes (0.4%)
	Bank of America NA	0.200%	9/30/20	1,000	1,000
[3]	Bank of America NA, 1M USD LIBOR + 0.090%	0.269%	7/6/20	3,000	3,000
[3]	Bank of America NA, 1M USD LIBOR + 0.150%	0.327%	7/10/20	1,000	1,000
Total Other Notes (Cost $5,000)					5,000

Money Market Portfolio

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (1.9%)
[6]	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.120%	7/8/20	345	345
[6]	California GO VRDO	0.120%	7/8/20	415	415
[6]	California GO VRDO	0.100%	7/8/20	300	300
[6]	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	0.100%	7/8/20	250	250
[6]	Chicago IL Midway Airport Revenue VRDO	0.170%	7/8/20	215	215
[6]	City of Minneapolis MN VRDO	0.170%	7/8/20	1,484	1,484
[6]	Clark County NV Airport Improvement Revenue VRDO	0.150%	7/8/20	220	220
[6]	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health) VRDO	0.120%	7/8/20	980	980
[6]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) VRDO	0.120%	7/8/20	1,000	1,000
[6]	Miami-Dade County FL Seaport Revenue VRDO	0.130%	7/8/20	580	580
[6]	Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.140%	7/8/20	355	355
[6]	New York City NY GO VRDO	0.130%	7/8/20	365	365
[6]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	0.140%	7/8/20	275	275
[6]	New York State Housing Finance Agency VRDO	0.110%	7/8/20	520	520
[6]	New York State Housing Finance Agency VRDO	0.170%	7/8/20	800	800
[6]	Northern California Power Agency VRDO	0.120%	7/8/20	560	560
[6]	Port of Tacoma WA VRDO	0.140%	7/8/20	18,000	18,000
[6]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.140%	7/8/20	300	300
Total Tax-Exempt Municipal Bonds (Cost $26,964)					26,964
Taxable Municipal Bonds (0.8%)
[6]	Traer Creek Metropolitan District VRDO (Cost $11,614)	0.350%	7/8/20	11,614	11,614
Total Investments (101.8%) (Cost $1,444,226)					1,444,226
Other Assets and Liabilities—Net (-1.8%)					(25,407)
Net Assets (100%)					1,418,819

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2020, the aggregate value of these securities was $246,670,000, representing 17.4% of net assets.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $79,901,000, representing 5.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

SOFR—Secured Overnight Financing Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,444,226)	1,444,226
Investment in Vanguard	65
Cash	1
Receivables for Investment Securities Sold	6,998
Receivables for Accrued Income	261
Receivables for Capital Shares Issued	1,374
Total Assets	1,452,925
Liabilities
Payables for Investment Securities Purchased	33,977
Payables for Capital Shares Redeemed	10
Payables for Distributions	9
Payables to Vanguard	110
Total Liabilities	34,106
Net Assets	1,418,819

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,418,797
Total Distributable Earnings (Loss)	22
Net Assets	1,418,819

Net Assets
Applicable to 1,418,396,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,418,819
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest	7,408
Total Income	7,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative	901
Marketing and Distribution	75
Custodian Fees	7
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,010
Net Investment Income	6,398
Realized Net Gain (Loss) on Investment Securities Sold	41
Net Increase (Decrease) in Net Assets Resulting from Operations	6,439

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,398	27,317
Realized Net Gain (Loss)	41	3
Net Increase (Decrease) in Net Assets Resulting from Operations	6,439	27,320
Distributions[1]
Total Distributions	(6,401)	(27,441)
Capital Share Transactions (at $1.00 per share)
Issued	438,474	374,573
Issued in Lieu of Cash Distributions	6,401	27,441
Redeemed	(269,540)	(376,165)
Net Increase (Decrease) from Capital Share Transactions	175,335	25,849
Total Increase (Decrease)	175,373	25,728
Net Assets
Beginning of Period	1,243,446	1,217,718
End of Period	1,418,819	1,243,446

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005[1]	.022[1]	.020[1]	.010[1]	.005	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.022	.020	.010	.005	.001
Distributions
Dividends from Net Investment Income	(.005)	(.022)	(.020)	(.010)	(.005)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.022)	(.020)	(.010)	(.005)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.49%	2.26%	1.97%	1.01%	0.48%	0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,419	$1,243	$1,218	$961	$965	$1,217
Ratio of Expenses to Average Net Assets[2]	0.15%	0.15%	0.15%	0.16%	0.16%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.95%	2.23%	1.97%	1.00%	0.46%	0.15%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. For the six months ended June 30, 2020, and years ended December 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Money Market Portfolio

Notes to Financial Statements

The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. The portfolio invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

Money Market Portfolio

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,444,226
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the portfolio had available capital losses totaling $22,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 89% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

F.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Money Market Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Real Estate Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

•    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Real Estate Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$860.39	$1.20
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.57	1.31

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Real Estate Index Portfolio

Portfolio Allocation

As of June 30, 2020

Diversified REITs	3.6%
Health Care REITs	8.5
Hotel & Resort REITs	2.6
Industrial REITs	11.0
Office REITs	8.3
Residential REITs	14.2
Retail REITs	8.9
Specialized REITs	39.7
Real Estate Management & Development	3.2

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (94.5%)
Diversified REITs (3.5%)
WP Carey Inc.	153,896	10,411
VEREIT Inc.	959,430	6,169
STORE Capital Corp.	207,137	4,932
PS Business Parks Inc.	18,330	2,427
Washington REIT	72,489	1,609
Global Net Lease Inc.	79,881	1,336
American Assets Trust Inc.	45,710	1,273
Essential Properties Realty Trust Inc.	82,398	1,223
Colony Capital Inc.	436,439	1,048
Empire State Realty Trust Inc.	137,749	964
iStar Inc.	69,427	855
Alexander & Baldwin Inc.	61,367	748
Gladstone Commercial Corp.	30,408	570
Armada Hoffler Properties Inc.	50,742	505
One Liberty Properties Inc.	14,099	249
		34,319
Health Care REITs (8.3%)
Welltower Inc.	366,160	18,949
Healthpeak Properties Inc.	451,339	12,439
Ventas Inc.	333,053	12,196
Medical Properties Trust Inc.	464,754	8,737
Omega Healthcare Investors Inc.	202,286	6,014
Healthcare Trust of America Inc. Class A	193,456	5,130
Healthcare Realty Trust Inc.	120,167	3,520
Physicians Realty Trust	175,994	3,083
Sabra Health Care REIT Inc.	183,452	2,647
National Health Investors Inc.	39,669	2,409
CareTrust REIT Inc.	84,493	1,450
LTC Properties Inc.	35,624	1,342
Diversified Healthcare Trust	211,922	938
Universal Health Realty Income Trust	11,688	929
Community Healthcare Trust Inc.	18,422	754
Global Medical REIT Inc.	37,298	423
New Senior Investment Group Inc.	74,353	269
		81,229
Hotel & Resort REITs (2.5%)
Host Hotels & Resorts Inc.	630,043	6,798
MGM Growth Properties LLC Class A	117,146	3,188
Park Hotels & Resorts Inc.	213,887	2,115
Apple Hospitality REIT Inc.	189,973	1,835
Sunstone Hotel Investors Inc.	198,557	1,618
Ryman Hospitality Properties Inc.	46,736	1,617
Pebblebrook Hotel Trust	117,364	1,603
RLJ Lodging Trust	151,054	1,426
Service Properties Trust	147,460	1,045
DiamondRock Hospitality Co.	179,420	992
Xenia Hotels & Resorts Inc.	101,274	945
Summit Hotel Properties Inc.	93,499	554
Chatham Lodging Trust	41,591	255
Hersha Hospitality Trust Class A	31,588	182
CorePoint Lodging Inc.	33,213	140
Braemar Hotels & Resorts Inc.	26,792	77
Ashford Hospitality Trust Inc.	82,542	60
		24,450
Industrial REITs (10.8%)
Prologis Inc.	659,327	61,535
Duke Realty Corp.	328,923	11,641
Americold Realty Trust	178,783	6,490
First Industrial Realty Trust Inc.	113,483	4,362
Rexford Industrial Realty Inc.	101,518	4,206
EastGroup Properties Inc.	34,662	4,111
STAG Industrial Inc.	132,371	3,881
Terreno Realty Corp.	60,095	3,163
Lexington Realty Trust Class B	228,366	2,409
Innovative Industrial Properties Inc.	14,818	1,304
Monmouth Real Estate Investment Corp.	83,288	1,207
Industrial Logistics Properties Trust	58,179	1,196
		105,505
Office REITs (8.1%)
Alexandria Real Estate Equities Inc.	109,513	17,768
Boston Properties Inc.	131,341	11,871
Vornado Realty Trust	144,689	5,529
Kilroy Realty Corp.	85,185	5,000
Douglas Emmett Inc.	148,305	4,547
Cousins Properties Inc.	131,040	3,909
Equity Commonwealth	109,264	3,518
Hudson Pacific Properties Inc.	137,733	3,465
Highwoods Properties Inc.	92,343	3,447
SL Green Realty Corp.	69,377	3,420
JBG SMITH Properties	108,316	3,203
Corporate Office Properties Trust	99,513	2,522
Piedmont Office Realty Trust Inc. Class A	111,727	1,856
Brandywine Realty Trust	158,176	1,723
Easterly Government Properties Inc.	66,277	1,532
Columbia Property Trust Inc.	103,261	1,357
Paramount Group Inc.	163,182	1,258
Mack-Cali Realty Corp.	80,232	1,227
Office Properties Income Trust	43,062	1,118
City Office REIT Inc.	48,936	492
Franklin Street Properties Corp.	95,892	488
		79,250
Residential REITs (13.8%)
Equity Residential	331,968	19,526
AvalonBay Communities Inc.	125,501	19,407
Essex Property Trust Inc.	59,046	13,532
Invitation Homes Inc.	483,764	13,318
Mid-America Apartment Communities Inc.	101,935	11,689
Sun Communities Inc.	83,359	11,310
UDR Inc.	262,864	9,826
Equity LifeStyle Properties Inc.	154,443	9,650
Camden Property Trust	86,845	7,922
American Homes 4 Rent Class A	241,030	6,484
Apartment Investment & Management Co.	132,664	4,993
American Campus Communities Inc.	122,652	4,288
Independence Realty Trust Inc.	91,918	1,056
Investors Real Estate Trust	10,846	764
NexPoint Residential Trust Inc.	18,140	641
UMH Properties Inc.	33,180	429
Front Yard Residential Corp.	45,475	396
Preferred Apartment Communities Inc. Class A	41,536	316
		135,547
Retail REITs (8.7%)
Simon Property Group Inc.	273,769	18,720
Realty Income Corp.	297,763	17,717
Regency Centers Corp.	149,444	6,858
Federal Realty Investment Trust	64,153	5,466
National Retail Properties Inc.	153,254	5,437
Kimco Realty Corp.	385,319	4,948
Brixmor Property Group Inc.	265,367	3,402
Spirit Realty Capital Inc.	91,201	3,179
Agree Realty Corp.	40,465	2,659
Taubman Centers Inc.	54,877	2,072
Weingarten Realty Investors	108,575	2,055
Retail Properties of America Inc.	191,937	1,405
Urban Edge Properties	108,777	1,291
Retail Opportunity Investments Corp.	104,351	1,182

Real Estate Index Portfolio

			Market
			Value•
		Shares	($000)
	SITE Centers Corp.	136,321	1,104
	Acadia Realty Trust	73,627	956
	Getty Realty Corp.	31,464	934
^	Macerich Co.	99,733	895
	Kite Realty Group Trust	75,277	869
	American Finance Trust Inc.	96,249	764
^	Tanger Factory Outlet Centers Inc.	83,240	594
	RPT Realty	72,047	501
	Alexander’s Inc.	2,053	495
	Saul Centers Inc.	12,444	402
^,*	Seritage Growth Properties Class A	31,303	357
	Urstadt Biddle Properties Inc. Class A	26,942	320
	Whitestone REIT	33,985	247
	Retail Value Inc.	15,292	189
^	Washington Prime Group Inc.	167,048	140
	Cedar Realty Trust Inc.	85,440	85
^	Pennsylvania REIT	59,196	81
§	Spirit MTA REIT	42,040	32
			85,356
Specialized REITs (38.8%)
	American Tower Corp.	395,317	102,205
	Crown Castle International Corp.	371,091	62,102
	Digital Realty Trust Inc.	234,450	33,318
	Equinix Inc.	46,266	32,493
	SBA Communications Corp. Class A	99,898	29,762
	Public Storage	140,403	26,942
	Weyerhaeuser Co.	665,529	14,948
	Extra Space Storage Inc.	115,772	10,694
	VICI Properties Inc.	417,871	8,437
	CyrusOne Inc.	102,750	7,475
	Iron Mountain Inc.	256,682	6,699
	Gaming and Leisure Properties Inc.	185,798	6,428
	Lamar Advertising Co. Class A	76,936	5,136
	CubeSmart	172,645	4,660
	CoreSite Realty Corp.	33,576	4,065
	Life Storage Inc.	41,695	3,959
	QTS Realty Trust Inc. Class A	51,843	3,323
	Rayonier Inc.	115,834	2,871
	EPR Properties	69,970	2,318
	PotlatchDeltic Corp.	59,724	2,271
	Outfront Media Inc.	128,175	1,816
	Uniti Group Inc.	164,544	1,538
	Four Corners Property Trust Inc.	62,771	1,532
	National Storage Affiliates Trust	53,344	1,529
	GEO Group Inc.	108,804	1,287
	CoreCivic Inc.	106,730	999
	Safehold Inc.	10,706	615
	CatchMark Timber Trust Inc. Class A	43,932	389
	Jernigan Capital Inc.	20,855	285
	CorEnergy Infrastructure Trust Inc.	12,425	114
			380,210
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,029,360)			925,866
Real Estate Management & Development (3.1%)
*	CBRE Group Inc. Class A	298,557	13,501
	Jones Lang LaSalle Inc.	45,938	4,753
*	Redfin Corp.	79,233	3,321
*	Howard Hughes Corp.	36,868	1,915
	Kennedy-Wilson Holdings Inc.	115,036	1,751
*	Cushman & Wakefield plc	97,857	1,219
	Realogy Holdings Corp.	102,938	763
	Newmark Group Inc. Class A	135,025	656
*	Marcus & Millichap Inc.	21,064	608
*	St. Joe Co.	29,311	569
	RE/MAX Holdings Inc. Class A	15,912	500
	RMR Group Inc. Class A	13,763	406
^,*	eXp World Holdings Inc.	23,203	395
*	Tejon Ranch Co.	19,594	282
*	Forestar Group Inc.	15,074	228
*	Five Point Holdings LLC Class A	46,324	213
*	Altisource Portfolio Solutions SA	4,880	72
Total Real Estate Management & Development (Cost $39,579)			31,152
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[1,2]	Vanguard Market Liquidity Fund, 0.227%	232,777	23,277

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Cash Management Bill, 0.116%, 9/29/20	100	100
Total Temporary Cash Investments (Cost $23,381)			23,377
Total Investments (100.0%) (Cost $1,092,320)			980,395
Other Assets and Liabilities—Net (0.0%)			(486)
Net Assets (100%)			979,909

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,158,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $2,324,000 was received for securities on loan.
3	Securities with a value of $100,000 and cash of $130,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Real Estate Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	September 2020	65	2,014	(34)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Equinix Inc.	2/2/21	GSCM	20,836	(0.594)	308	—

1	Based on 1-month Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

GSCM—Goldman Sachs Capital Management.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,069,039)	957,118
Affiliated Issuers (Cost $23,281)	23,277
Total Investments in Securities	980,395
Investment in Vanguard	44
Cash Collateral Pledged—Futures Contracts	130
Receivables for Accrued Income	3,263
Receivables for Capital Shares Issued	58
Variation Margin Receivable—Futures Contracts	27
Unrealized Appreciation—Over-the-Counter Swap Contracts	308
Total Assets	984,225
Liabilities
Due to Custodian	39
Payables for Investment Securities Purchased	1,431
Collateral for Securities on Loan	2,324
Payables for Capital Shares Redeemed	389
Payables to Vanguard	133
Total Liabilities	4,316
Net Assets	979,909

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,051,090
Total Distributable Earnings (Loss)	(71,181)
Net Assets	979,909

Net Assets
Applicable to 87,194,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	979,909
Net Asset Value Per Share	$11.24

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	14,427
Interest[1]	31
Securities Lending—Net	75
Total Income	14,533
Expenses
The Vanguard Group—Note B
Investment Advisory Services	78
Management and Administrative	1,230
Marketing and Distribution	50
Custodian Fees	6
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Total Expenses	1,374
Net Investment Income	13,159
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,893
Investment Securities Sold[1]	23,250
Futures Contracts	(442)
Swap Contracts	3,535
Realized Net Gain (Loss)	28,236
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(216,956)
Futures Contracts	(119)
Swap Contracts	308
Change in Unrealized Appreciation (Depreciation)	(216,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,372)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $30,000, $15,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,159	29,148
Realized Net Gain (Loss)	28,236	17,588
Change in Unrealized Appreciation (Depreciation)	(216,767)	230,170
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,372)	276,906
Distributions[1]
Total Distributions	(44,948)	(85,887)
Capital Share Transactions
Issued	68,701	159,509
Issued in Lieu of Cash Distributions	44,948	85,887
Redeemed	(155,871)	(159,033)
Net Increase (Decrease) from Capital Share Transactions	(42,222)	86,363
Total Increase (Decrease)	(262,542)	277,382
Net Assets
Beginning of Period	1,242,451	965,069
End of Period	979,909	1,242,451

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.74	$11.57	$13.14	$13.48	$13.77	$14.17
Investment Operations
Net Investment Income	.148[1]	.329[1]	.367[1]	.375[1]	.346	.358
Net Realized and Unrealized Gain (Loss) on Investments	(2.134)	2.874	(1.084)	.220	.734	(.032)
Total from Investment Operations	(1.986)	3.203	(.717)	.595	1.080	.326
Distributions
Dividends from Net Investment Income	(.316)	(.368)	(.383)	(.336)	(.375)	(.251)
Distributions from Realized Capital Gains	(.198)	(.665)	(.470)	(.599)	(.995)	(.475)
Total Distributions	(.514)	(1.033)	(.853)	(.935)	(1.370)	(.726)
Net Asset Value, End of Period	$11.24	$13.74	$11.57	$13.14	$13.48	$13.77

Total Return	-13.96%	28.81%	-5.35%	4.78%	8.36%	2.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$980	$1,242	$965	$1,077	$1,093	$990
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.52%	3.04%	2.87%	2.55%	2.60%
Portfolio Turnover Rate	5%	7%	35%	10%	14%	21%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Portfolio

Notes to Financial Statements

The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Real Estate Index Portfolio

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

Real Estate Index Portfolio

7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security typically reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $44,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Portfolio

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	956,986	—	32	957,018
Temporary Cash Investments	23,277	100	—	23,377
Total	980,263	100	32	980,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Swap Contracts	—	308	—	308
Total	27	308	—	335

1 Represents variation margin on the last day of the reporting period.

D.   As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,092,320
Gross Unrealized Appreciation	163,316
Gross Unrealized Depreciation	(274,967)
Net Unrealized Appreciation (Depreciation)	(111,651)

E.   During the six months ended June 30, 2020, the portfolio purchased $48,620,000 of investment securities and sold $136,446,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	5,917	12,229
Issued in Lieu of Cash Distributions	4,527	7,040
Redeemed	(13,681)	(12,225)
Net Increase (Decrease) in Shares Outstanding	(3,237)	7,044

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Real Estate Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Real Estate Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Real Estate Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Short-Term Investment-Grade Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

●    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Short-Term Investment-Grade Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,035.03	$0.71
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Investment-Grade Portfolio

Portfolio Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed	16.8%
Finance	27.7
Government Mortgage-Backed	0.8
Industrial	40.7
Sovereign Bonds	5.3
U.S. Government and Agency Obligations	4.1
Utilities	4.4
Other	0.2

The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Investment-Grade Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.0%)
[1,2]	United States Treasury Note/Bond	1.125%	2/28/22	11,000	11,175
	United States Treasury Note/Bond	1.375%	2/15/23	10,000	10,316
	United States Treasury Note/Bond	0.250%	6/15/23	25,000	25,055
	United States Treasury Note/Bond	0.500%	3/31/25	8,000	8,082
[3]	United States Treasury Note/Bond	1.125%	2/28/27	5,000	5,215
	United States Treasury Note/Bond	0.625%	3/31/27	8,000	8,078
	United States Treasury Note/Bond	1.500%	2/15/30	12,000	12,967
	United States Treasury Note/Bond	2.375%	11/15/49	500	617
					81,505
Nonconventional Mortgage-Backed Securities (0.7%)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	3.692%	2/1/37	8	9
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	9/1/32	4	5
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	3.856%	8/1/37	7	8
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.035%	8/1/33	26	27
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.410%	8/1/33	14	14
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.484%	7/1/33	65	67
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.585%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.000%	3.699%	12/1/32	4	4
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.125%	3.088%	6/1/33	21	22
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	4.560%	7/1/32	3	3
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.210%	3.406%	5/1/33	26	27
[4,5]	Fannie Mae REMICS	1.750%	11/25/32	646	660
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	440	449
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	509	525
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	1,094	1,140
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	692	729
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	509	546
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.368%	8/1/37	24	26
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.143%	9/1/32	15	16
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.918%	10/1/32	4	5
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.961%	2/1/33	4	5
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.211%	8/1/33	11	12
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	4.254%	9/1/32	1	1
[4,5]	Freddie Mac REMICS	2.000%	7/15/42	552	570
[4,5]	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	1,049	1,082
[4,5]	Freddie Mac REMICS	2.500%	10/25/48– 12/25/49	1,436	1,513
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	230	247
[4,5]	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	2,029	2,141
[4,5]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	717	758
[4,5]	Freddie Mac REMICS	6.500%	5/15/24	407	433
[4]	Ginnie Mae REMICS	3.000%	3/20/41	170	179
[4]	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	2,247	2,321
[4]	Ginnie Mae REMICS	2.750%	1/20/46	837	864
[4]	Ginnie Mae REMICS	2.750%	5/20/46	133	137
[4]	Ginnie Mae REMICS	2.500%	9/20/49	485	507
[4]	Ginnie Mae REMICS	3.000%	12/20/47	316	328
					15,382
Total U.S. Government and Agency Obligations (Cost $96,019)					96,887
Asset-Backed/Commercial Mortgage-Backed Securities (16.5%)
[4]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	240	253
[4]	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	660	675
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	250	260
[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	271	291
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	86
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	396	424
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	344	367
[4,7]	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	166	179
[4,7]	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	100	108
[4,7]	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	428	436
[4,7]	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	275	281
[4]	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	240	243
[4]	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	700	728
[4]	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	560	580
[4,7]	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	280	283
[4,7]	Applebee’s Funding LLC / IHOP Funding LLC 2019-1	4.194%	6/7/49	150	131
[4,7]	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	300	304
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	237	232
[4,7]	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	240	250
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	1,120	1,118
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	100	99
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	180	180
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	590	587
[4,7]	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	125	125
[4,7]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.287%	11/5/32	410	390
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	220	233
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.441%	9/15/48	298	327
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	4.505%	9/15/48	40	37
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	110	123
[4]	Banc of America Funding 2006-H Trust	3.933%	9/20/46	149	117
[4]	BANK 2017 - BNK4	3.625%	5/15/50	150	169

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	BANK 2017 - BNK6	3.254%	7/15/60	960	1,051
[4]	BANK 2017 - BNK6	3.518%	7/15/60	440	494
[4]	BANK 2017 - BNK6	3.741%	7/15/60	80	89
[4]	BANK 2017 - BNK7	3.175%	9/15/60	30	33
[4]	BANK 2017 - BNK7	3.435%	9/15/60	370	414
[4]	BANK 2017 - BNK8	3.488%	11/15/50	860	967
[4]	BANK 2018 - BN10	3.641%	2/15/61	300	331
[4]	BANK 2018 - BN12	4.255%	5/15/61	70	83
[4]	BANK 2018 - BN14	4.185%	9/15/60	485	549
[4]	BANK 2019 - BN17	3.623%	4/15/52	164	184
[4]	Bank of America Mortgage Trust 2002-J	4.552%	9/25/32	1	1
[4]	Bear Stearns ARM Trust 2006-4	3.673%	10/25/36	206	186
[4]	Bear Stearns ARM Trust 2007-3	3.847%	5/25/47	179	155
[4]	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	100	110
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	160	176
[4]	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	250	266
[4]	Benchmark 2018-B1 Mortgage Trust	4.253%	1/15/51	390	347
[4]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	669	758
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	820	974
[4]	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	177	197
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	430	465
[4]	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	1,300	1,331
[4,6]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	0.497%	6/25/26	162	161
[4,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	1.159%	2/25/30	296	288
[4,7]	BX Trust 2019-OC11	3.202%	12/9/41	500	521
[4,7]	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	404	405
[4]	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	150	151
[4]	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	70	70
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	220	224
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	180	182
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.440%	8/21/23	80	83
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	140	146
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2020	1.830%	7/19/24	930	948
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2020	1.890%	3/19/25	200	203
[4]	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	80
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	1,170	1,201
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	390	410
[4]	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	1,530	1,565
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	4,390	4,477
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	790	817
[4]	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	100
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	174
[4]	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	130	133
[4]	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	130	131
[4]	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	514
[4]	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	220	223
[4]	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	146
[4]	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	209
[4]	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	210	216
[4]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	452
[4]	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	650	670
[4]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	240	255
[4]	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	210	222
[4]	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	140	145
[4]	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	200	209
[4]	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	1,500	1,543
[4]	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	270	282
[4]	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	350	363
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	1,650	1,695
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	440	459
[4]	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	140	142
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	380	396
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	95	101
[4]	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	40	36
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	510	569
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	180	200
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	165	184
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	4	4
[4,7]	CFCRE Commercial Mortgage Trust 2011-C2	5.930%	12/15/47	390	407
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	502	541
[4,7]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	417	423
[4,7]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	950	967
[4]	CHL Mortgage Pass-Through Trust 2006-HYB1	3.418%	3/20/36	120	101
[4]	CHL Mortgage Pass-Through Trust 2007-HYB2	3.447%	2/25/47	132	103
[4,7]	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	113	114
[4,7]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	52	53
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	156	163
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	132	138
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	90	98
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	550	594
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	85	89
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,208	1,308
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	313	333
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	570	613
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	310	326
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	130	132
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.581%	7/10/47	153	150
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,400	1,488
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	1,251	1,354
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	170	180
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.676%	10/10/47	20	20
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	770	818

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	1,295	1,425
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	4.724%	9/10/58	100	97
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	485	540
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	60	65
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,020	1,145
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	240	250
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.410%	9/15/50	240	218
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	10	12
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	650	745
[4]	Citigroup Commercial Mortgage Trust 2019-C7	3.042%	12/15/72	650	712
[4]	Citigroup Mortgage Loan Trust 2007-AR8	3.767%	7/25/37	86	77
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	179	178
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	102
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	262
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	262	269
[4]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	72
[4]	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	161	168
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	289
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,137
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	242	245
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	171	181
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,006	1,084
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	576	627
[4]	COMM 2013-CCRE13 Mortgage Trust	5.050%	11/10/46	110	117
[4]	COMM 2013-CCRE13 Mortgage Trust	5.050%	11/10/46	1,300	1,300
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	255
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	71
[4]	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	38	40
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,278
[4]	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	330	354
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	250	258
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	280	261
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	166	172
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	337
[4,7]	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	463
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	80	82
[4,7]	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	280	272
[4,7]	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	980	1,052
[4]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	54
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	470	510
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	89	89
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	545
[4]	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	265
[4]	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	39	42
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,141	1,247
[4]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	692
[4]	COMM 2014-CCRE17 Mortgage Trust	4.945%	5/10/47	200	196
[4]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	222	236
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	781	850
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	640	680
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	—	—
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	479	527
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	892
[4]	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	252	279
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	991	1,088
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	830
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	446
[4]	COMM 2015-CCRE27 Mortgage Trust	4.622%	10/10/48	825	827
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	245	263
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,087
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.494%	8/15/48	240	217
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	981	1,086
[4]	CSAIL 2016-C5 Commercial Mortgage Trust	4.724%	11/15/48	220	206
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,483	1,641
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	525	580
[4,7]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	420	430
[4]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,010	1,198
[4]	DBJPM 16-C1 Mortgage Trust	3.500%	5/10/49	60	53
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	807
[4,6,7]	DELAM 2018-1, 1M USD LIBOR + 0.700%	0.894%	11/19/25	500	499
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	1,740	1,798
[4,7]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	300	309
[4,7]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	730	761
[4,7]	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	1,030	1,050
[4,7]	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	900	913
[4,7]	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	500	511
[4,7]	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	406	414
[4,7]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	365	370
[4]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	39	40
[4]	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	870	898
[4]	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	669	675
[4]	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	545
[4]	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	770	790
[4]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	660	688
[4]	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	500	517
[4]	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	410	415
[4]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	230	230
[4]	Drive Auto Receivables Trust 2020-2	2.280%	8/17/26	190	192
[4]	Drive Auto Receivables Trust 2020-2	3.050%	5/15/28	200	203
[4,6,7]	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	0.984%	10/25/56	310	296
[4,7]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	224	234
[4,7]	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	424	439
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	230	233
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	430	448
[4,7]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	2,400	2,435
[4,7]	Enterprise Fleet Financing LLC Series 2020-1	1.860%	12/22/25	500	508
[4,7]	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	440	439
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities 2019-R06, 1M USD LIBOR + 0.750%	0.934%	9/25/39	149	148
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities 2019-R07, 1M USD LIBOR + 0.770%	0.955%	10/25/39	628	628
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities 2020-R02, 1M USD LIBOR + 0.750%	0.934%	1/25/40	1,841	1,823
[4,5]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	538

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	First Horizon Mortgage Pass-Through Trust 2006-AR3	3.480%	11/25/36	66	53
	First Horizon Mortgage Pass-Through Trust 2006-AR4	3.981%	1/25/37	130	98
[4]	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	780	796
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	780	803
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	183
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	371
[4,7]	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	247
[4]	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	450	477
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,230	2,389
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	851
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	650	688
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	530	556
[4,7]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	490	523
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	900	948
[4]	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	350	368
[4]	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	370	385
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	640	651
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	630	633
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	770	756
[4]	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	500	502
[4]	Ford Credit Auto Owner Trust 2020-B	2.040%	12/15/26	300	301
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	710	723
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	985	1,015
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	1,500	1,531
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	260	260
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.420%	9/15/24	120	119
[4,5,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.726%	2/25/48	132	130
[4,5,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.809%	5/25/48	35	35
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1, 1M USD LIBOR + 0.700%	0.884%	1/25/50	558	557
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA2, 1M USD LIBOR + 0.750%	0.934%	2/25/50	2,121	2,104
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA1, 1M USD LIBOR + 0.750%	0.934%	1/25/50	227	226
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	320	326
[4]	GM Financial Automobile Leasing Trust 2020-1	1.840%	12/20/23	460	464
[4]	GM Financial Automobile Leasing Trust 2020-1	2.040%	12/20/23	300	298
[4]	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	210	207
[4]	GM Financial Automobile Leasing Trust 2020-2	1.560%	7/22/24	180	181
[4]	GM Financial Automobile Leasing Trust 2020-2	2.560%	7/22/24	150	152
[4]	GM Financial Automobile Leasing Trust 2020-2	3.210%	12/20/24	210	211
[4,7]	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	390	396
[4,7]	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	70	71
[4]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	250	262
[4]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	250	265
[4]	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	380	401
[4]	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	490	515
[4]	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	400	407
[4]	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	170	175
[4]	GMACM Mortgage Loan Trust 2005-AR6	3.812%	11/19/35	27	24
[4,7]	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	240	240
[4,7]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	410	420
[4,7]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,420	2,570
[4,6,7]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	0.809%	8/25/60	276	276
[4,7]	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	500	501
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	170	174
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	210	221
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.850%	2/16/26	400	404
[4,7]	GS Mortgage Securities Trust 2010-C2	5.351%	12/10/43	100	100
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.824%	3/10/44	70	70
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	790	797
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	858
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
[4]	GS Mortgage Securities Trust 2012-GCJ7	5.894%	5/10/45	210	201
[4]	GS Mortgage Securities Trust 2013-GC13	4.187%	7/10/46	543	587
[4,7]	GS Mortgage Securities Trust 2013-GC13	4.220%	7/10/46	140	136
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	320
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	197
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	125	129
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	705	740
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,096
[4]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	1,000	1,082
[4]	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,206
[4]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	408
[4]	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	270	236
[4]	GS Mortgage Securities Trust 2014-GC24	4.665%	9/10/47	410	346
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	532
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,116
[4]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	939	1,003

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	677	728
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	325
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	109
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	971
[4]	GS Mortgage Securities Trust 2015-GC34	4.806%	10/10/48	310	300
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	530	567
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	320	358
[4]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	130	152
[4]	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	12
[4]	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	200	232
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	110	122
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	400	441
[4,7]	Hardee’s Funding HNGRY 2018-1A	5.710%	6/20/48	727	723
[4,7]	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	457	412
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	1,230	1,255
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	270	280
[4]	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	240	248
[4]	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	760	778
[4,7]	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	652	660
[4,7]	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	161	158
[4,7]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	310	307
[4,7]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	82
[4,6,7]	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	1.579%	10/15/54	353	352
[4,6,7]	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	1.639%	10/15/54	417	417
[4]	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	210	218
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	1,060	1,092
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	620	650
[4]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	200	210
[4]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	230	241
[4]	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	500	516
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	720	743
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,030	3,045
[4,7]	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	354	356
[4,7]	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	100	102
[4,7]	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	180	183
[4,7]	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	100	101
[4,7]	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	100	100
[4,7]	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	600	602
[4,7]	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	300	300
[4,7]	Hudson Yards 2019-30HY	3.228%	7/10/39	330	365
[4,7]	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	429
[4,7]	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	140	144
[4]	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	350	367
[4]	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	190	200
[4]	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	1,460	1,496
[4]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	410	427
[4]	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	120	124
[4,7]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	510	522
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	1.044%	12/17/36	666	654
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	1.344%	12/17/36	250	246
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	0.894%	3/17/37	984	959
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	1.144%	3/17/37	260	253
[4,7]	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	358	371
[4,7]	Jackson Park Trust 2019-LIC	2.766%	10/14/39	530	562
[4]	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	352
[4]	John Deere Owner Trust 2018-B	3.000%	1/15/26	180	188
[4]	John Deere Owner Trust 2019-B	2.320%	5/15/26	350	361
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	33	33
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.822%	11/15/43	150	149
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.822%	11/15/43	170	169
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	533	535
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.605%	8/15/46	100	103
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	70	70
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	288	298
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	319	327
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	100	101
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	650	672
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	140	140
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	755	774
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	323	345
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.214%	1/15/46	170	170
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	184	192
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	60	64
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	410	443
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	400	424
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	550	583
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.195%	12/15/46	270	269
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	702	728
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	617	639

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,164	1,245
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	700	788
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.224%	7/15/50	650	714
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	780	869
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	350	390
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	439	464
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	180	188
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	226	235
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	300	322
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	64	67
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	800	865
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	430	454
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.370%	11/15/45	340	338
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	497	541
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	950	1,030
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	300	317
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	300	318
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	150	148
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	70	76
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,204	1,306
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	566	602
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	1,030	1,116
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	354	378
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	580	633
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	1,290	1,427
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	385	413
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	590	651
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	270	295
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	513	570
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	220	240
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	160	178
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10	12
[4,7]	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	175	182
[4,6,7]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	432	431
[4,6]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	258	255
[4,7]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	200	202
[4,7]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	637	653
[4,7]	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	450	451
[4]	MASTR Adjustable Rate Mortgages Trust 2004-3	3.546%	4/25/34	8	7
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	540	548
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	500	511
[4]	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	590	612
[4,7]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	1,890	1,933
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	2.015%	2/25/33	12	12
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	3.734%	7/25/33	7	7
[4,7]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	504	514
[4,7]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	210
[4,7]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	120
[4,7]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	220	239
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	506	521
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	50	52
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	116	119
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	885	908
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	683	732
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	70	66
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	259	277
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	580	623
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	115	120
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	80	86
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	200	216
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	130	134
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	60	61
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	595	621
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	450	483
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	450	483
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	750	801
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	315	343
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	5.071%	4/15/47	50	49
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	504	549
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	230	244
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	660	689

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.928%	6/15/47	300	225
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	420	454
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	160	170
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	490	534
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	406	424
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	440	473
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	518	538
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	780	830
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	240	258
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	822	901
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	420	455
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,455	1,603
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	2,279	2,490
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.905%	5/15/49	40	36
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	2,904	3,251
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	490	547
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	388
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	61
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	411
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	712
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	615
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	686	737
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	916	1,012
[4]	Morgan Stanley Capital I Trust 2015-UBS8	4.737%	12/15/48	350	277
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	433
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	654	698
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	963	1,064
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	152
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	195	219
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	440	503
[4]	Morgan Stanley Mortgage Loan Trust 2006-8AR	3.226%	6/25/36	59	55
[4,6,7]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	0.714%	9/25/24	76	76
[4,6,7]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.235%	6/25/65	30	30
[4,6,7]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.034%	6/25/65	33	33
[4,6,7]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	0.934%	3/25/66	607	605
[4,7]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	371	378
[4,7]	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	542	545
[4,7]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	559	579
[4,7]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	2,230	2,334
[4,7]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,527
[4,7]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	1,360	1,446
[4,7]	Navient Student Loan Trust 2019-B	3.390%	12/15/59	560	589
[4,6]	New Mexico Educational Assistance Foundation, 1M USD LIBOR + 0.700%	0.873%	1/2/25	145	145
[4]	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	360	368
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	420	427
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	340	358
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	280	296
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	1,150	1,184
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	610	642
[4,7]	One Bryant Park 2019 - OBP A	2.516%	9/15/54	530	562
[4,7]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	127
[4,6,7]	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	1.141%	3/12/47	—	—
[4,6,7]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.075%	1/16/60	412	410
[4,6,7]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 1.000%	1.190%	6/20/60	236	234
[4,6,7]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.144%	8/18/60	184	183
[4,6,7]	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	1.599%	7/15/58	205	205
[4,7]	PFS Financing Corp. 2017-B	2.220%	7/15/22	530	530
[4,7]	PFS Financing Corp. 2017-D	2.400%	10/17/22	520	522
[4,7]	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	376
[4,7]	PFS Financing Corp. 2020-A	1.270%	6/16/25	1,000	1,003
§,4,7	PFS Financing Corp. 2020-B	1.210%	6/17/24	600	600
[4,6,7]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	1.135%	11/25/65	507	490
[4,7]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	389	391
[4,7]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	101
[4,7]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	559	565
[4,7]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	101
[4,7]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	999	1,028
[4,7]	Progress Residential 2020-SFR2 Trust	2.078%	6/18/37	120	123
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	165	169
[4,6,7]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.977%	11/10/49	432	431
[4,6,7]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.024%	12/5/59	485	483)
[4,6,7]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	1.027%	4/10/50	80	79
[4]	RFMSI Series 2006-SA2 Trust	4.864%	8/25/36	195	159
[4]	RFMSI Series 2006-SA3 Trust	5.187%	9/25/36	67	56
[4]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	78	78
[4]	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	520	531
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	1,390	1,438
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	780	815
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	1,250	1,280
[4,7]	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	270	273
[4,7]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	620	624

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,7]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	1,860	1,899
[4,7]	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	3,170	3,217
[4,7]	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	920	936
[4,7]	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	470	460
[4,7]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	160	164
[4,7]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	230	237
[4,7]	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	67	67
[4,7]	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	101
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	85	85
[4,7]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	181	184
[4,6,7]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.450%	1.635%	2/17/32	168	169
[4,6,7]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.285%	9/15/34	184	183
[4,6,7]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.085%	9/15/34	207	204
[4,7]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	371	382
[4,7]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,433	1,498
[4,7]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	700	719
[4,7]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	990	1,029
[4,7]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	91	92
[4,7]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	107	107
[4,7]	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	112	114
[4,6,7]	SoFi Professional Loan Program 2 016-D LLC, 1M USD LIBOR + 0.950%	1.135%	1/25/39	30	30
[4,7]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	31	32
[4,7]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	213	216
[4,6,7]	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	0.785%	7/25/40	18	18
[4,7]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	267	273
[4,7]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	400	407
[4,7]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	295	302
[4,7]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	101	101
[4,7]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	390	399
[4,7]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	780	805
[4,7]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,300	1,343
[4,7]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,150	1,212
[4,7]	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	520	540
[4,7]	SoFi Professional Loan Program 2020-A	2.060%	5/15/46	1,429	1,438
[4,7]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	429	449
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	290	299
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	1,600	1,646
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	280	280
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	1,945	2,013
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	290	295
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	380	380
[4,7]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	204	214
[4,7]	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	87	94
[4,7]	Tesla Auto Lease Trust 2018-A	2.160%	10/20/22	1,400	1,430
[4,7]	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	400	410
[4,7]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	360	369
[4,7]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	330	336
[4,7]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	335	334
[4,7]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	122	122
[4,7]	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	200	203
[4,7]	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	120	123
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	678
[4,7]	Toyota Auto Loan Extended Note Trust 2020-1	1.350%	5/25/33	1,400	1,421
[4]	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	70	71
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	190	195
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	190	202
[4]	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	640	654
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	300	312
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	900	926
[4,7]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	1,500	1,516
[4,7]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	740	752
[4,7]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	43	42
[4,7]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	912	914
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	550	622
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	167	184
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	628
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	223	230
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	150	156
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	50	51
[4]	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	450	457
[4,7]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	391	400
[4,7]	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	198	201
[4,7]	Verizon Owner Trust 2017-3	2.530%	4/20/22	490	494
[4,7]	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	686
[4]	Verizon Owner Trust 2020-A	1.850%	7/22/24	3,970	4,068
[4]	Verizon Owner Trust 2020-A	1.980%	7/22/24	500	511
[4,7]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	306
[4,7]	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	270

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,7]	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	80
[4,7]	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	59
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	220	228
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	220	231
[4]	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust	4.016%	1/25/33	6	5
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust	4.124%	8/25/33	5	5
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust	4.275%	9/25/33	9	8
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	622	642
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	40	41
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	127	133
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	777	836
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.411%	7/15/46	110	117
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,420	1,496
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	200	212
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	350	365
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	220	212
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	870	936
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	638	681
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	1,445	1,565
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	4.357%	6/15/48	270	258
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	453	489
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	420	462
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	350	381
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.647%	9/15/58	270	261
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	899	995
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	275	299
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.687%	9/15/58	315	304
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	497	546
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	320	339
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	1,344	1,484
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	260	287
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	582
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	120	131
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,150	1,292
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	790	883
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	375	423
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	194	217
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	80	72
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	290	338
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	1,160	1,330
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	670	765
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	210	239
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	230	258
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	560	623
[4]	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust	4.545%	10/25/36	99	92
[4,7]	Wendys Funding LLC 2018-1	3.573%	3/15/48	156	161
[4,7]	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	875	845
[4,7]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	261	265
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	265	272
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	274	281
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	139
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	102	105
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	512	525
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	71
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	50	52
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	331	341
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	355	380
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	350	381
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	59	62
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	230	248
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	116	119
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	665	720
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.845%	12/15/46	140	149
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	780	837
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	530	581
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	565	618
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	280	291
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	90	83
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	31	32
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	989	1,069
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	170	178
[4]	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	300	287

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	514	549
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	340	369
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	542	585
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	60	64
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	1,203	1,295
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	220	226
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	130	139
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	230	244
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	170	178
[4]	World Omni Auto Receivables Trust 2020-B	1.220%	3/16/26	150	150
[4]	World Omni Automobile Lease Securitization Trust 2019-B	2.030%	11/15/22	1,250	1,273
[4]	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	210	214
[4,7]	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	358	361
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $325,861)					337,705
Corporate Bonds (71.4%)
Finance (27.2%)
	Banking (23.1%)
[8]	ABN AMRO Bank NV	6.375%	4/27/21	450	530
[7]	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,652
	Ally Financial Inc.	4.125%	2/13/22	100	102
	Ally Financial Inc.	4.625%	5/19/22	200	207
	Ally Financial Inc.	5.750%	11/20/25	150	160
	American Express Co.	3.700%	11/5/21	2,050	2,132
	American Express Co.	2.750%	5/20/22	808	838
	American Express Co.	3.700%	8/3/23	5,692	6,194
	American Express Co.	3.400%	2/22/24	600	652
	American Express Co.	2.500%	7/30/24	1,730	1,834
	American Express Credit Corp.	2.250%	5/5/21	218	221
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,085	1,140
[6,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.798%	5/17/26	250	174
[7]	Banco Santander Chile	2.500%	12/15/20	2,060	2,067
	Banco Santander SA	3.125%	2/23/23	600	624
	Banco Santander SA	2.706%	6/27/24	1,600	1,679
	Banco Santander SA	2.746%	5/28/25	1,240	1,284
[4]	Bank of America Corp.	2.369%	7/21/21	3,725	3,725
[4]	Bank of America Corp.	2.328%	10/1/21	3,195	3,208
[4]	Bank of America Corp.	2.738%	1/23/22	1,000	1,010
[4,8]	Bank of America Corp.	0.736%	2/7/22	450	506
[4]	Bank of America Corp.	3.499%	5/17/22	1,810	1,853
[4]	Bank of America Corp.	3.124%	1/20/23	1,035	1,072
[4]	Bank of America Corp.	2.816%	7/21/23	500	519
[4]	Bank of America Corp.	3.004%	12/20/23	2,258	2,368
	Bank of America Corp.	4.125%	1/22/24	1,732	1,914
[4]	Bank of America Corp.	3.550%	3/5/24	4,503	4,795
	Bank of America Corp.	4.000%	4/1/24	300	331
[4]	Bank of America Corp.	3.864%	7/23/24	500	543
	Bank of America Corp.	4.000%	1/22/25	415	458
[4]	Bank of America Corp.	3.458%	3/15/25	300	325
[4]	Bank of America Corp.	2.456%	10/22/25	750	788
[4]	Bank of America Corp.	3.366%	1/23/26	857	936
[4]	Bank of America Corp.	2.015%	2/13/26	650	672
[4]	Bank of America Corp.	1.319%	6/19/26	1,565	1,569
	Bank of Montreal	2.900%	3/26/22	1,940	2,020
	Bank of Montreal	3.300%	2/5/24	2,510	2,724
[4]	Bank of Montreal	4.338%	10/5/28	375	397
	Bank of New York Mellon Corp.	1.950%	8/23/22	234	241
	Bank of New York Mellon Corp.	1.850%	1/27/23	880	908
	Bank of New York Mellon Corp.	2.950%	1/29/23	676	719
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	150	156
	Bank of New York Mellon Corp.	3.450%	8/11/23	2,743	2,972
	Bank of New York Mellon Corp.	3.650%	2/4/24	500	550
	Bank of New York Mellon Corp.	2.100%	10/24/24	40	42
	Bank of New York Mellon Corp.	3.000%	2/24/25	219	241
	Bank of New York Mellon Corp.	1.600%	4/24/25	1,403	1,452
	Bank of Nova Scotia	1.950%	2/1/23	3,190	3,285
	Bank of Nova Scotia	2.200%	2/3/25	1,600	1,675
	Bank of Nova Scotia	1.300%	6/11/25	870	875
[10]	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	625
[7]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	1,090	1,133
[7]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	1,250	1,289
[7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,780	1,925
[10]	Barclays Bank plc	10.000%	5/21/21	1,417	1,878
	Barclays plc	3.684%	1/10/23	200	207
[4]	Barclays plc	4.610%	2/15/23	350	368
[4]	Barclays plc	3.932%	5/7/25	1,125	1,211
[4]	Barclays plc	2.852%	5/7/26	1,500	1,575
[4,7]	BNP Paribas SA	2.819%	11/19/25	700	732
[4,7]	BNP Paribas SA	2.219%	6/9/26	540	552
	BPCE SA	2.750%	12/2/21	575	593
[7]	BPCE SA	2.375%	1/14/25	750	775
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.213%	4/26/23	660	456
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	855	886
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,180	1,220
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	3,835	4,174
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	430	460
[4]	Capital One Bank USA NA	2.014%	1/27/23	2,100	2,130
	Capital One Financial Corp.	3.050%	3/9/22	1,140	1,183
	Capital One Financial Corp.	2.600%	5/11/23	1,135	1,189
	Capital One NA	2.250%	9/13/21	450	457
	Capital One NA	2.150%	9/6/22	300	310
[4]	Citibank NA	2.844%	5/20/22	500	510
	Citibank NA	3.650%	1/23/24	2,000	2,187
[6,9]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.840%	5/20/22	500	345
	Citigroup Inc.	4.500%	1/14/22	340	360
[8]	Citigroup Inc.	0.500%	1/29/22	295	333
	Citigroup Inc.	2.750%	4/25/22	3,685	3,818
[4]	Citigroup Inc.	2.312%	11/4/22	1,310	1,336
[4]	Citigroup Inc.	2.876%	7/24/23	1,440	1,494
[4]	Citigroup Inc.	1.678%	5/15/24	370	376
[4]	Citigroup Inc.	4.044%	6/1/24	1,500	1,629
	Citigroup Inc.	3.750%	6/16/24	200	221
[4]	Citigroup Inc.	3.352%	4/24/25	300	324
[4]	Citigroup Inc.	3.106%	4/8/26	50	54
	Citigroup Inc.	3.200%	10/21/26	230	252
[6,9]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.649%	5/4/21	1,137	789
	Citizens Bank NA	3.250%	2/14/22	1,125	1,165
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	1,485	1,540
[7]	Commonwealth Bank of Australia	2.500%	9/18/22	1,762	1,837
[7]	Commonwealth Bank of Australia	3.450%	3/16/23	1,554	1,668
[7]	Commonwealth Bank of Australia	3.350%	6/4/24	1,000	1,094
[6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.750%	6/3/26	100	70
[9]	Cooperatieve Rabobank UA	5.000%	7/2/20	300	207
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,760	1,859
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	2,245	2,443
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,434	2,680

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	675	713
[6,9]	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	2.797%	7/2/25	892	616
	Credit Suisse AG	3.000%	10/29/21	250	258
	Credit Suisse AG	2.100%	11/12/21	2,700	2,754
	Credit Suisse AG	2.800%	4/8/22	2,600	2,697
	Credit Suisse AG	1.000%	5/5/23	1,000	1,006
[4,7]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,542
[4,7]	Credit Suisse Group AG	2.193%	6/5/26	420	425
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	1,710	1,729)
[8]	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	295	337
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,426	1,533
[7]	Danske Bank A/S	2.750%	9/17/20	322	323
[7]	Danske Bank A/S	2.000%	9/8/21	800	811
[8]	Danske Bank A/S	1.375%	5/24/22	295	335
[4,7]	Danske Bank A/S	3.001%	9/20/22	1,000	1,015
[7]	Danske Bank A/S	3.875%	9/12/23	1,000	1,057
	Discover Bank	4.200%	8/8/23	850	929
[7]	DNB Bank ASA	2.150%	12/2/22	1,500	1,552
	Fifth Third Bancorp	3.650%	1/25/24	900	980
	Fifth Third Bank	2.875%	10/1/21	510	524
	Fifth Third Bank	1.800%	1/30/23	800	822
	First Republic Bank	2.500%	6/6/22	2,265	2,333
[4]	First Republic Bank	1.912%	2/12/24	1,760	1,799
	Goldman Sachs Group Inc.	2.750%	9/15/20	740	742
	Goldman Sachs Group Inc.	2.600%	12/27/20	700	707
	Goldman Sachs Group Inc.	2.875%	2/25/21	4,559	4,622
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,375	1,382
	Goldman Sachs Group Inc.	5.750%	1/24/22	763	823
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,557	1,579
[8]	Goldman Sachs Group Inc.	1.375%	7/26/22	295	338
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	2,302	2,360
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	807	836
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	128	133
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,977
	Goldman Sachs Group Inc.	4.000%	3/3/24	200	220
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,420	1,566
	Goldman Sachs Group Inc.	3.500%	1/23/25	295	322
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,500	1,645
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	2,205	2,370
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.298%	5/16/23	300	206
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.471%	9/8/21	520	361
	HSBC Holdings plc	2.950%	5/25/21	2,165	2,210
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,789
	HSBC Holdings plc	4.000%	3/30/22	300	317
[4]	HSBC Holdings plc	3.262%	3/13/23	1,940	2,007
	HSBC Holdings plc	3.600%	5/25/23	920	988
[4]	HSBC Holdings plc	3.033%	11/22/23	2,341	2,438
[11]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,233
[4]	HSBC Holdings plc	3.950%	5/18/24	1,145	1,230
[4]	HSBC Holdings plc	3.803%	3/11/25	1,210	1,307
[4]	HSBC Holdings plc	2.633%	11/7/25	1,009	1,046
[4]	HSBC Holdings plc	2.099%	6/4/26	1,600	1,622
	Huntington Bancshares Inc.	4.350%	2/4/23	200	215
	Huntington National Bank	2.500%	8/7/22	2,647	2,753
	Huntington National Bank	3.550%	10/6/23	2,065	2,248
[7]	ING Bank NV	2.050%	8/15/21	500	508
	ING Groep NV	3.550%	4/9/24	200	217
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	1,690	1,720
	JPMorgan Chase & Co.	2.295%	8/15/21	245	246
	JPMorgan Chase & Co.	4.500%	1/24/22	700	743
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,571
[8]	JPMorgan Chase & Co.	2.750%	8/24/22	1,020	1,207
	JPMorgan Chase & Co.	3.250%	9/23/22	1,215	1,286
	JPMorgan Chase & Co.	2.972%	1/15/23	3,241	3,350
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	1,340	1,392
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	3,284	3,400
	JPMorgan Chase & Co.	2.700%	5/18/23	947	998
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	1,715	1,833
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	950	963
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	480	520
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	2,457	2,700
	JPMorgan Chase & Co.	3.125%	1/23/25	150	163
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	1,030	1,106
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	3,060	3,198
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	1,190	1,232
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	925	959
	KeyBank NA	2.500%	11/22/21	250	257
	KeyBank NA	2.300%	9/14/22	420	436
[8]	Leeds Building Society	2.625%	4/1/21	400	456
[8]	Lloyds Banking Group plc	0.750%	11/9/21	450	507
[4]	Lloyds Banking Group plc	2.858%	3/17/23	755	778
[4]	Lloyds Banking Group plc	1.326%	6/15/23	1,110	1,112
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,569
[4]	Lloyds Banking Group plc	2.907%	11/7/23	2,800	2,905
	Lloyds Banking Group plc	3.900%	3/12/24	500	544
[9]	Macquarie Bank Ltd.	0.855%	6/21/22	1,860	1,287
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	1.750%	6/21/22	90	63
[9]	Macquarie Group Ltd.	3.250%	12/15/21	400	283
[4]	Macquarie Group Ltd.	3.189%	11/28/23	960	1,001
[4,7]	Macquarie Group Ltd.	3.189%	11/28/23	275	287
[6,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.250%	12/15/22	1,150	791
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	698
[6]	Manufacturers & Traders Trust Co., 3M USD LIBOR + 0.640%	0.990%	12/1/21	245	244
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,550	2,656
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,210	2,293
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,293	1,343
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,270	3,548
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	209
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,696
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	701
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,350	2,425
[7]	Mizuho Bank Ltd.	2.950%	10/17/22	480	501
	Mizuho Financial Group Inc.	2.273%	9/13/21	460	469
	Mizuho Financial Group Inc.	2.953%	2/28/22	915	951
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	2,000	2,068
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	600	615
	Morgan Stanley	2.500%	4/21/21	449	456
	Morgan Stanley	5.500%	7/28/21	800	842
	Morgan Stanley	2.625%	11/17/21	1,985	2,040
	Morgan Stanley	2.750%	5/19/22	3,445	3,578
	Morgan Stanley	4.875%	11/1/22	135	147
	Morgan Stanley	3.125%	1/23/23	5,540	5,872
	Morgan Stanley	3.750%	2/25/23	725	782
[4]	Morgan Stanley	3.737%	4/24/24	657	708
	Morgan Stanley	3.700%	10/23/24	590	654
[4]	Morgan Stanley	2.720%	7/22/25	2,215	2,348
	Morgan Stanley	4.000%	7/23/25	450	509
[4]	Morgan Stanley	2.188%	4/28/26	1,585	1,646
	MUFG Americas Holdings Corp.	3.500%	6/18/22	891	927
	MUFG Union Bank NA	3.150%	4/1/22	3,350	3,492
	MUFG Union Bank NA	2.100%	12/9/22	1,000	1,027
[7]	National Bank of Canada	2.150%	10/7/22	1,500	1,536
	National Bank of Canada	2.100%	2/1/23	1,330	1,363
[7]	Nationwide Building Society	2.000%	1/27/23	1,575	1,622
[4,7]	Nationwide Building Society	3.766%	3/8/24	200	211
[7]	Nordea Bank Abp	1.000%	6/9/23	600	604
[8]	Nykredit Realkredit A/S	0.250%	1/20/23	1,000	1,107
	PNC Bank NA	2.550%	12/9/21	785	805

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PNC Bank NA	2.625%	2/17/22	1,809	1,865
	PNC Bank NA	2.700%	11/1/22	1,330	1,390
[4]	PNC Bank NA	2.028%	12/9/22	940	958
[4]	PNC Bank NA	1.743%	2/24/23	1,150	1,168
	PNC Bank NA	3.800%	7/25/23	500	541
	PNC Bank NA	3.300%	10/30/24	1,620	1,777
	PNC Financial Services Group Inc.	2.854%	11/9/22	523	550
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	273
	Regions Financial Corp.	2.750%	8/14/22	395	411
	Royal Bank of Canada	1.600%	4/17/23	1,500	1,537
	Royal Bank of Canada	3.700%	10/5/23	1,915	2,089
	Royal Bank of Canada	2.550%	7/16/24	2,969	3,153
	Royal Bank of Canada	2.250%	11/1/24	2,441	2,568
	Royal Bank of Canada	1.150%	6/10/25	550	551
	Royal Bank of Scotland Group plc	6.125%	12/15/22	267	291
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	540	560
	Royal Bank of Scotland Group plc	6.100%	6/10/23	75	83
	Royal Bank of Scotland Group plc	3.875%	9/12/23	200	216
	Royal Bank of Scotland Group plc	6.000%	12/19/23	450	504
[4]	Royal Bank of Scotland Group plc	2.359%	5/22/24	320	328
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	326
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,600	1,740
	Santander Holdings USA Inc.	3.700%	3/28/22	2,374	2,436
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,537
	Santander Holdings USA Inc.	3.500%	6/7/24	1,000	1,046
	Santander Holdings USA Inc.	3.450%	6/2/25	415	432
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,110
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	820	907
	Santander UK plc	3.750%	11/15/21	1,250	1,300
	Santander UK plc	2.100%	1/13/23	1,500	1,549
	Santander UK plc	4.000%	3/13/24	1,730	1,906
[4,8]	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	570	646
[4,7]	State Street Corp.	2.825%	3/30/23	480	498
	State Street Corp.	3.100%	5/15/23	400	430
[4]	State Street Corp.	3.776%	12/3/24	580	639
[4]	State Street Corp.	2.354%	11/1/25	1,330	1,407
[4,7]	State Street Corp.	2.901%	3/30/26	270	292
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,219	2,270
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	3,002	3,122
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	1,380	1,441
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	2,205	2,330
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,512
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	164
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,360	5,671
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	800	835
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	880	882
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.390%	10/16/24	785	531
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.370%	3/29/22	1,227	847
[7]	Svenska Handelsbanken AB	0.625%	6/20/23	1,270	1,268
[9]	Svenska Handelsbanken AB	3.250%	9/27/23	390	287
	Svenska Handelsbanken AB	3.900%	11/20/23	2,581	2,854
[10]	Swedbank AB	1.250%	12/29/21	590	736
[10]	Swedbank AB	1.625%	12/28/22	1,120	1,419
[7]	Swedbank AB	1.300%	6/2/23	1,065	1,078
	Synchrony Bank	3.000%	6/15/22	400	408
	Synchrony Financial	2.850%	7/25/22	780	786
	Synchrony Financial	4.250%	8/15/24	35	37
	Toronto-Dominion Bank	0.750%	6/12/23	3,050	3,059
	Toronto-Dominion Bank	3.500%	7/19/23	4,550	4,964
	Toronto-Dominion Bank	2.650%	6/12/24	1,200	1,283
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	1,059
[4]	Truist Bank	3.525%	10/26/21	1,150	1,161
	Truist Bank	2.625%	1/15/22	3,540	3,651
	Truist Bank	2.800%	5/17/22	4,230	4,404
	Truist Bank	2.450%	8/1/22	3,456	3,581
	Truist Bank	1.250%	3/9/23	250	254
	Truist Bank	3.200%	4/1/24	3,823	4,145
[4]	Truist Bank	3.689%	8/2/24	1,150	1,245
	Truist Bank	2.150%	12/6/24	1,945	2,047
	Truist Bank	1.500%	3/10/25	580	593
	Truist Financial Corp.	2.700%	1/27/22	1,460	1,506
	Truist Financial Corp.	3.950%	3/22/22	100	105
	Truist Financial Corp.	3.050%	6/20/22	2,731	2,858
	Truist Financial Corp.	2.200%	3/16/23	1,090	1,131
	Truist Financial Corp.	3.750%	12/6/23	355	389
	Truist Financial Corp.	2.500%	8/1/24	475	505
	Truist Financial Corp.	2.850%	10/26/24	45	48
	Truist Financial Corp.	1.200%	8/5/25	560	566
[7]	UBS AG	1.750%	4/21/22	2,750	2,802
[7]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,250	1,274
[7]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,722	1,773
[7]	UBS Group Funding Switzerland AG	3.491%	5/23/23	210	219
[4,7]	UBS Group Funding Switzerland AG	2.859%	8/15/23	1,872	1,939
[8]	Unione di Banche Italiane SPA	1.000%	7/22/22	295	330
	US Bancorp	3.000%	3/15/22	1,380	1,440
	US Bancorp	2.950%	7/15/22	705	739
	US Bancorp	3.375%	2/5/24	1,220	1,332
	US Bancorp	2.400%	7/30/24	1,485	1,578
	US Bancorp	1.450%	5/12/25	1,200	1,236
	US Bank NA	2.650%	5/23/22	2,155	2,244
	US Bank NA	1.950%	1/9/23	2,050	2,126
	US Bank NA	2.850%	1/23/23	250	264
	US Bank NA	2.050%	1/21/25	1,250	1,322
§,12	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	694
	Wells Fargo & Co.	2.100%	7/26/21	1,170	1,190
[10]	Wells Fargo & Co.	2.125%	4/22/22	705	889
	Wells Fargo & Co.	2.625%	7/22/22	5,110	5,320
	Wells Fargo & Co.	3.069%	1/24/23	1,410	1,460
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,593
	Wells Fargo & Co.	3.750%	1/24/24	2,525	2,758
[4]	Wells Fargo & Co.	1.654%	6/2/24	1,130	1,146
[4]	Wells Fargo & Co.	2.406%	10/30/25	1,765	1,834
[4]	Wells Fargo & Co.	2.164%	2/11/26	790	814
[4]	Wells Fargo & Co.	2.188%	4/30/26	1,400	1,447
[6,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.213%	4/27/22	657	454
[6,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.433%	7/27/21	1,635	1,134
[4]	Wells Fargo Bank NA	3.325%	7/23/21	8,364	8,389
	Wells Fargo Bank NA	3.625%	10/22/21	3,766	3,912
[4]	Wells Fargo Bank NA	2.082%	9/9/22	3,500	3,552
[10]	Wells Fargo Bank NA	5.250%	8/1/23	400	551
	Wells Fargo Bank NA	3.550%	8/14/23	4,184	4,523
	Westpac Banking Corp.	2.000%	8/19/21	4,030	4,106
	Westpac Banking Corp.	2.750%	1/11/23	4,210	4,436
	Westpac Banking Corp.	2.000%	1/13/23	1,080	1,113
	Westpac Banking Corp.	3.300%	2/26/24	2,365	2,573
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.905%	6/22/28	1,100	752
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.200%	3/10/26	1,200	837

	Brokerage (0.5%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,040
	Ameriprise Financial Inc.	4.000%	10/15/23	100	111
	Ameriprise Financial Inc.	3.000%	4/2/25	740	801
	BlackRock Inc.	3.375%	6/1/22	30	32
	BlackRock Inc.	3.500%	3/18/24	50	55
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	880
	Charles Schwab Corp.	3.550%	2/1/24	200	219
	Charles Schwab Corp.	4.200%	3/24/25	533	611
	CME Group Inc.	3.000%	9/15/22	235	248
	Franklin Resources Inc.	2.800%	9/15/22	970	1,011

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Intercontinental Exchange Inc.	4.000%	10/15/23	1,430	1,581
	Invesco Finance plc	3.125%	11/30/22	1,000	1,055
	Invesco Finance plc	4.000%	1/30/24	565	613
§,12	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.648%	1/16/25	1,000	1,040
	Stifel Financial Corp.	3.500%	12/1/20	405	406
	TD Ameritrade Holding Corp.	2.950%	4/1/22	200	208
	TD Ameritrade Holding Corp.	3.625%	4/1/25	100	112

	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	150	146
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	315	309
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,420	1,416
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	810	761
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	715	749
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	150	144
	Air Lease Corp.	2.250%	1/15/23	672	657
	Air Lease Corp.	2.750%	1/15/23	245	243
	Air Lease Corp.	3.875%	7/3/23	365	370
	Air Lease Corp.	4.250%	2/1/24	580	597
	Air Lease Corp.	2.300%	2/1/25	1,000	950
	Air Lease Corp.	3.250%	3/1/25	90	90
	Air Lease Corp.	3.375%	7/1/25	415	415
[9]	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	1,150	798
[7]	GE Capital Funding LLC	3.450%	5/15/25	405	424
[7]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	446
[7]	USAA Capital Corp.	1.500%	5/1/23	800	820

	Insurance (1.6%)
	Aflac Inc.	3.625%	11/15/24	270	305
[7]	AIG Global Funding	2.150%	7/2/20	365	365
[7]	AIG Global Funding	2.700%	12/15/21	315	324
	American International Group Inc.	4.875%	6/1/22	400	431
	American International Group Inc.	2.500%	6/30/25	1,224	1,292
	American International Group Inc.	3.750%	7/10/25	420	464
	Anthem Inc.	2.375%	1/15/25	240	254
	Assurant Inc.	4.200%	9/27/23	300	321
	Berkshire Hathaway Inc.	2.750%	3/15/23	4,069	4,304
	Centene Corp.	4.750%	5/15/22	259	262
	Centene Corp.	4.750%	1/15/25	100	102
[7]	Centene Corp.	5.375%	6/1/26	60	63
	Centene Corp.	4.250%	12/15/27	120	124
	Chubb INA Holdings Inc.	2.875%	11/3/22	769	808
	Chubb INA Holdings Inc.	2.700%	3/13/23	795	840
	Chubb INA Holdings Inc.	3.350%	5/15/24	2,090	2,296
	Chubb INA Holdings Inc.	3.150%	3/15/25	230	254
	Coventry Health Care Inc.	5.450%	6/15/21	300	307
[7]	Five Corners Funding Trust	4.419%	11/15/23	3,113	3,463
	Lincoln National Corp.	4.000%	9/1/23	303	330
	Loews Corp.	2.625%	5/15/23	200	210
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	330	341
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	150	155
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	442	470
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	425
[7]	MassMutual Global Funding II	2.750%	6/22/24	2,200	2,354
	MetLife Inc.	3.600%	4/10/24	205	227
[7]	Metropolitan Life Global Funding I	1.950%	1/13/23	280	289
[7]	Metropolitan Life Global Funding I	0.900%	6/8/23	990	992
[7]	Metropolitan Life Global Funding I	3.600%	1/11/24	405	443
[7]	New York Life Insurance Co.	1.100%	5/5/23	430	435
	Progressive Corp.	3.750%	8/23/21	535	555
	Prudential Financial Inc.	4.500%	11/16/21	525	553
[7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	400	409
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,188
	Travelers Cos. Inc.	3.900%	11/1/20	105	106
	UnitedHealth Group Inc.	4.700%	2/15/21	250	254
	UnitedHealth Group Inc.	2.375%	10/15/22	3,000	3,123
	UnitedHealth Group Inc.	2.750%	2/15/23	400	420
	UnitedHealth Group Inc.	2.875%	3/15/23	1,550	1,644
	UnitedHealth Group Inc.	3.500%	2/15/24	793	870
	UnitedHealth Group Inc.	2.375%	8/15/24	1,080	1,149
	UnitedHealth Group Inc.	1.250%	1/15/26	340	346

	Real Estate Investment Trusts (1.5%)
[9]	Ale Direct Property Trust	4.000%	8/20/22	370	261
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,700	1,836
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	1,635	1,804
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,237
	AvalonBay Communities Inc.	2.850%	3/15/23	400	417
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	193
	Brixmor Operating Partnership LP	3.875%	8/15/22	575	595
	Brixmor Operating Partnership LP	3.650%	6/15/24	915	941
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	151
	Camden Property Trust	2.950%	12/15/22	290	302
	Camden Property Trust	4.875%	6/15/23	410	448
	Camden Property Trust	4.250%	1/15/24	438	476
	Camden Property Trust	3.500%	9/15/24	180	195
	Corporate Office Properties LP	3.700%	6/15/21	195	198
	Digital Realty Trust LP	3.950%	7/1/22	1,840	1,943
	ERP Operating LP	3.000%	4/15/23	10	10
	Federal Realty Investment Trust	2.550%	1/15/21	449	449
	Federal Realty Investment Trust	3.000%	8/1/22	1,080	1,103
	Federal Realty Investment Trust	2.750%	6/1/23	260	265
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	335
	Healthpeak Properties Inc.	4.250%	11/15/23	850	927
	Healthpeak Properties Inc.	4.200%	3/1/24	195	213
	Healthpeak Properties Inc.	3.875%	8/15/24	202	222
	Healthpeak Properties Inc.	3.400%	2/1/25	280	303
	Highwoods Realty LP	3.200%	6/15/21	850	863
	Highwoods Realty LP	3.625%	1/15/23	170	176
	Kimco Realty Corp.	3.400%	11/1/22	200	208
	Kimco Realty Corp.	3.125%	6/1/23	532	547
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	45	36
	Mid-America Apartments LP	4.300%	10/15/23	135	147
	National Retail Properties Inc.	3.900%	6/15/24	390	414
	National Retail Properties Inc.	4.000%	11/15/25	310	335
	Omega Healthcare Investors Inc.	4.950%	4/1/24	232	245
	Prologis LP	4.250%	8/15/23	30	33
	Public Storage	2.370%	9/15/22	895	927
	Realty Income Corp.	3.250%	10/15/22	2,580	2,702
	Realty Income Corp.	3.875%	7/15/24	165	178
	Realty Income Corp.	3.875%	4/15/25	485	539
	Regency Centers Corp.	3.750%	11/15/22	250	260
	Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,010	1,015
	Simon Property Group LP	2.500%	7/15/21	800	808
	Simon Property Group LP	2.350%	1/30/22	1,295	1,319
	Simon Property Group LP	2.625%	6/15/22	130	134
	Simon Property Group LP	2.750%	2/1/23	200	208
	Simon Property Group LP	3.750%	2/1/24	110	118
	Simon Property Group LP	2.000%	9/13/24	1,610	1,640
	Simon Property Group LP	3.375%	10/1/24	90	97
	Ventas Realty LP	3.750%	5/1/24	355	370
	Ventas Realty LP	3.500%	2/1/25	80	83
	Weingarten Realty Investors	3.500%	4/15/23	150	154
	Welltower Inc.	3.750%	3/15/23	729	768
	Welltower Inc.	3.950%	9/1/23	1,095	1,178
	Welltower Inc.	3.625%	3/15/24	565	602
	Welltower Inc.	4.000%	6/1/25	280	308
					555,823

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Industrial (39.9%)
	Basic Industry (1.2%)
[7]	Air Liquide Finance SA	1.750%	9/27/21	465	471
[7]	Air Liquide Finance SA	2.250%	9/27/23	1,435	1,496
	Air Products & Chemicals Inc.	2.750%	2/3/23	2	2
	Air Products and Chemicals Inc.	1.500%	10/15/25	200	207
[7]	Arconic Corp.	6.000%	5/15/25	35	36
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	80
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	210	218
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	520	569
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,710	1,782
	Dow Chemical Co.	3.500%	10/1/24	500	540
	DuPont de Nemours Inc.	4.205%	11/15/23	2,181	2,392
	DuPont de Nemours Inc.	4.493%	11/15/25	990	1,140
	Eastman Chemical Co.	3.600%	8/15/22	575	602
	Ecolab Inc.	4.350%	12/8/21	239	253
	Ecolab Inc.	2.375%	8/10/22	876	910
	EI du Pont de Nemours & Co.	1.700%	7/15/25	315	325
	FMC Corp.	3.950%	2/1/22	610	632
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,360	2,434
[7]	Graphic Packaging International LLC	3.500%	3/15/28	40	40
	International Paper Co.	3.650%	6/15/24	32	35
	LYB International Finance BV	4.000%	7/15/23	700	758
	LYB International Finance III LLC	2.875%	5/1/25	600	638
	LyondellBasell Industries NV	6.000%	11/15/21	445	470
	LyondellBasell Industries NV	5.750%	4/15/24	400	459
	Newmont Corp.	3.625%	6/9/21	30	31
	Newmont Corp.	3.500%	3/15/22	2	2
	Newmont Corp.	3.700%	3/15/23	1,098	1,140
[7]	Novelis Corp.	4.750%	1/30/30	55	52
	Nucor Corp.	2.000%	6/1/25	460	477
	Nutrien Ltd.	3.150%	10/1/22	514	535
	Nutrien Ltd.	1.900%	5/13/23	641	659
	Nutrien Ltd.	3.500%	6/1/23	121	129
	Nutrien Ltd.	3.625%	3/15/24	151	163
	Nutrien Ltd.	3.375%	3/15/25	205	223
[7]	OCI NV	5.250%	11/1/24	50	48
	Packaging Corp. of America	3.650%	9/15/24	11	12
	Praxair Inc.	3.000%	9/1/21	245	252
	Praxair Inc.	2.200%	8/15/22	85	88
	Sherwin-Williams Co.	4.200%	1/15/22	2	2
	Sherwin-Williams Co.	3.125%	6/1/24	2	2
	Steel Dynamics Inc.	2.800%	12/15/24	445	464
	Steel Dynamics Inc.	2.400%	6/15/25	365	375
	Vale Overseas Ltd.	6.250%	8/10/26	105	123
[8]	Vale SA	3.750%	1/10/23	100	116
	WestRock RKT Co.	4.900%	3/1/22	200	213
	WestRock RKT Co.	4.000%	3/1/23	1,010	1,077
[7]	WR Grace & Co-Conn	4.875%	6/15/27	60	61
	WRKCo Inc.	3.000%	9/15/24	395	420
	WRKCo Inc.	3.750%	3/15/25	270	300

	Capital Goods (3.7%)
	3M Co.	1.750%	2/14/23	1,060	1,096
	3M Co.	2.250%	3/15/23	790	825
	3M Co.	2.650%	4/15/25	820	888
[7]	Airbus Finance BV	2.700%	4/17/23	225	233
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30	29
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	75	77
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	40	39
	Ball Corp.	5.000%	3/15/22	30	31
	Ball Corp.	4.000%	11/15/23	215	223
	Ball Corp.	4.875%	3/15/26	120	130
	Berry Global Inc.	5.500%	5/15/22	24	24
	Berry Global Inc.	6.000%	10/15/22	8	8
[7]	Berry Global Inc.	4.875%	7/15/26	195	197
	Boeing Co.	2.700%	5/1/22	460	466
	Boeing Co.	4.508%	5/1/23	5,777	6,103
	Boeing Co.	1.875%	6/15/23	775	775
	Boeing Co.	2.800%	3/1/24	875	892
	Boeing Co.	2.850%	10/30/24	245	247
	Boeing Co.	4.875%	5/1/25	2,525	2,752
[7]	BWX Technologies Inc.	4.125%	6/30/28	40	40
[7]	Carrier Global Corp.	1.923%	2/15/23	675	688
[7]	Carrier Global Corp.	2.242%	2/15/25	1,629	1,666
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	246
	Caterpillar Financial Services Corp.	0.950%	5/13/22	2,000	2,015
	Caterpillar Financial Services Corp.	2.400%	6/6/22	1,900	1,966
	Caterpillar Financial Services Corp.	1.900%	9/6/22	3,702	3,808
	Caterpillar Financial Services Corp.	1.950%	11/18/22	435	449
	Caterpillar Financial Services Corp.	2.550%	11/29/22	630	659
	Caterpillar Financial Services Corp.	2.625%	3/1/23	420	441
	Caterpillar Financial Services Corp.	3.450%	5/15/23	30	32
	Caterpillar Financial Services Corp.	3.750%	11/24/23	730	804
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	597
	Caterpillar Inc.	3.400%	5/15/24	500	545
[7]	Clark Equipment Co.	5.875%	6/1/25	60	61
[7]	Clean Harbors Inc.	4.875%	7/15/27	110	113
[7]	Clean Harbors Inc.	5.125%	7/15/29	30	31
	CNH Industrial Capital LLC	4.875%	4/1/21	95	97
	CNH Industrial Capital LLC	3.875%	10/15/21	230	235
	CNH Industrial Capital LLC	4.375%	4/5/22	750	783
	CNH Industrial Capital LLC	1.950%	7/2/23	790	795
	CNH Industrial NV	4.500%	8/15/23	1,105	1,191
	Deere & Co.	2.600%	6/8/22	20	21
	Deere & Co.	2.750%	4/15/25	785	856
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	177
	Embraer Overseas Ltd.	5.696%	9/16/23	37	35
	Embraer SA	5.150%	6/15/22	610	589
	General Dynamics Corp.	2.250%	11/15/22	622	646
	General Dynamics Corp.	3.375%	5/15/23	30	32
	General Dynamics Corp.	1.875%	8/15/23	480	499
	General Dynamics Corp.	2.375%	11/15/24	30	32
	General Dynamics Corp.	3.250%	4/1/25	1,510	1,675
	General Dynamics Corp.	3.500%	5/15/25	400	449
	Honeywell International Inc.	2.150%	8/8/22	140	145
[8]	Honeywell International Inc.	0.000%	3/10/24	200	222
	Honeywell International Inc.	1.350%	6/1/25	1,200	1,232
	Howmet Aerospace Inc.	6.875%	5/1/25	50	54
[7]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	945	1,027
	Illinois Tool Works Inc.	3.375%	9/15/21	80	82
	Illinois Tool Works Inc.	3.500%	3/1/24	10	11
	John Deere Capital Corp.	3.900%	7/12/21	50	52
	John Deere Capital Corp.	1.950%	6/13/22	690	709
	John Deere Capital Corp.	1.200%	4/6/23	420	427
	John Deere Capital Corp.	3.450%	6/7/23	15	16
	John Deere Capital Corp.	2.650%	6/24/24	80	86
	Johnson Controls International plc	3.750%	12/1/21	25	26
	Johnson Controls International plc	3.625%	7/2/24	303	324
	L3Harris Technologies Inc.	4.950%	2/15/21	710	726
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,877
	L3Harris Technologies Inc.	3.950%	5/28/24	390	426
	Lockheed Martin Corp.	3.100%	1/15/23	45	48
	Lockheed Martin Corp.	2.900%	3/1/25	250	274
[7]	Mueller Water Products Inc.	5.500%	6/15/26	50	51
	Northrop Grumman Corp.	3.500%	3/15/21	165	168
	Northrop Grumman Corp.	2.550%	10/15/22	2,588	2,703
	Northrop Grumman Corp.	3.250%	8/1/23	935	1,008
	Northrop Grumman Corp.	2.930%	1/15/25	1,302	1,406
[7]	Otis Worldwide Corp.	2.056%	4/5/25	1,490	1,556
	Parker-Hannifin Corp.	3.500%	9/15/22	200	210
	Precision Castparts Corp.	2.500%	1/15/23	2,675	2,799
[7]	Raytheon Technologies Corp.	2.800%	3/15/22	3,485	3,593
[7]	Raytheon Technologies Corp.	2.500%	12/15/22	1,297	1,343
	Raytheon Technologies Corp.	3.650%	8/16/23	308	334
[7]	Raytheon Technologies Corp.	3.200%	3/15/24	3,615	3,885

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Raytheon Technologies Corp.	3.950%	8/16/25	1,750	1,994
	Republic Services Inc.	5.250%	11/15/21	35	37
	Republic Services Inc.	4.750%	5/15/23	815	907
	Republic Services Inc.	2.500%	8/15/24	40	42
	Republic Services Inc.	3.200%	3/15/25	250	274
[6,7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	4.719%	7/15/21	502	498
[7]	Sealed Air Corp.	4.000%	12/1/27	20	20
[7]	Silgan Holdings Inc.	4.125%	2/1/28	130	129
[7]	Standard Industries Inc.	4.375%	7/15/30	100	99
	Stanley Black & Decker Inc.	3.400%	12/1/21	30	31
	Stanley Black & Decker Inc.	2.900%	11/1/22	1,700	1,793
[8]	Thales SA	0.000%	5/31/22	600	671
	TransDigm Inc.	6.500%	5/15/25	40	37
[7]	TransDigm Inc.	8.000%	12/15/25	45	47
[7]	TransDigm Inc.	6.250%	3/15/26	120	120
	TransDigm Inc.	5.500%	11/15/27	150	131
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	10	10
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	10	11
	United Rentals North America Inc.	4.625%	10/15/25	345	346
	United Rentals North America Inc.	6.500%	12/15/26	60	63
	United Rentals North America Inc.	3.875%	11/15/27	120	120
[7,13]	Vertical Holdco GmbH	7.625%	7/15/28	20	20
[7,13]	Vertical US Newco Inc.	5.250%	7/15/27	40	40
	Waste Management Inc.	2.900%	9/15/22	500	522
	Waste Management Inc.	2.400%	5/15/23	110	115
	Waste Management Inc.	2.950%	6/15/24	580	593
[7]	WESCO Distribution Inc.	7.125%	6/15/25	75	79
[7]	WESCO Distribution Inc.	7.250%	6/15/28	40	42

	Communication (4.9%)
	American Tower Corp.	3.450%	9/15/21	184	191
	American Tower Corp.	3.000%	6/15/23	1,824	1,945
[8]	AT&T Inc.	2.650%	12/17/21	450	520
	AT&T Inc.	4.000%	1/15/22	600	635
	AT&T Inc.	3.200%	3/1/22	826	862
	AT&T Inc.	3.800%	3/15/22	1,701	1,797
	AT&T Inc.	3.400%	6/15/22	63	66
	AT&T Inc.	3.000%	6/30/22	1,166	1,215
	AT&T Inc.	2.625%	12/1/22	200	208
	AT&T Inc.	3.600%	2/17/23	3,418	3,661
	AT&T Inc.	4.050%	12/15/23	130	144
	AT&T Inc.	4.450%	4/1/24	90	101
	AT&T Inc.	3.400%	5/15/25	695	761
	AT&T Inc.	3.600%	7/15/25	55	61
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	762	822
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	40	41
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	115	117
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	7,052	7,522
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,666	1,844
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	290	351
	Comcast Corp.	2.850%	1/15/23	365	386
	Comcast Corp.	2.750%	3/1/23	1,075	1,135
	Comcast Corp.	3.600%	3/1/24	30	33
	Comcast Corp.	3.700%	4/15/24	2,722	3,019
	Comcast Corp.	3.375%	2/15/25	800	886
	Comcast Corp.	3.100%	4/1/25	1,455	1,600
	Comcast Corp.	3.375%	8/15/25	1,300	1,448
[7]	Cox Communications Inc.	3.150%	8/15/24	725	781
	Crown Castle International Corp.	4.875%	4/15/22	500	537
	Crown Castle International Corp.	5.250%	1/15/23	3,294	3,652
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,278
	Crown Castle International Corp.	3.200%	9/1/24	1,730	1,872
	Crown Castle International Corp.	1.350%	7/15/25	900	901
	CSC Holdings LLC	6.750%	11/15/21	150	157
[7]	CSC Holdings LLC	5.375%	2/1/28	150	156
[7]	CSC Holdings LLC	7.500%	4/1/28	30	33
[7]	CSC Holdings LLC	4.125%	12/1/30	59	59
[7]	CSC Holdings LLC	4.625%	12/1/30	59	57
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	469
	Discovery Communications LLC	2.950%	3/20/23	1,970	2,074
	Discovery Communications LLC	3.800%	3/13/24	555	601
	Discovery Communications LLC	3.900%	11/15/24	897	981
	Discovery Communications LLC	3.950%	6/15/25	105	116
[7]	Dolya Holdco 18 DAC	5.000%	7/15/28	80	79
	Fox Corp.	3.666%	1/25/22	1,853	1,938
	Fox Corp.	4.030%	1/25/24	1,065	1,177
	Fox Corp.	3.050%	4/7/25	1,628	1,763
[7]	Front Range BidCo Inc.	4.000%	3/1/27	10	10
[7]	Front Range BidCo Inc.	6.125%	3/1/28	50	49
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	130	131
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,877
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	200	218
	Lamar Media Corp.	5.750%	2/1/26	30	31
[7]	Lamar Media Corp.	3.750%	2/15/28	40	38
[7]	Lamar Media Corp.	4.875%	1/15/29	20	20
[7]	Lamar Media Corp.	4.000%	2/15/30	30	29
[7]	Level 3 Financing Inc.	3.400%	3/1/27	10	11
[7]	Level 3 Financing Inc.	4.625%	9/15/27	80	80
[7]	Level 3 Financing Inc.	4.250%	7/1/28	95	95
	NBCUniversal Media LLC	2.875%	1/15/23	2,615	2,772
[7]	Netflix Inc.	3.625%	6/15/25	40	40
	Netflix Inc.	4.875%	4/15/28	115	122
	Netflix Inc.	5.875%	11/15/28	10	11
[7]	Netflix Inc.	4.875%	6/15/30	55	59
[7]	Nexstar Escrow Inc.	5.625%	7/15/27	120	119
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	3,435	3,624
	Qwest Corp.	6.750%	12/1/21	1,100	1,159
	Rogers Communications Inc.	3.000%	3/15/23	70	74
[7]	SBA Communications Corp.	3.875%	2/15/27	60	60
[7]	SBA Tower Trust	3.156%	10/8/20	270	271
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	240	246
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	20	20
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	60	59
[8]	Sky Ltd.	1.500%	9/15/21	395	450
[7]	Sky Ltd.	3.750%	9/16/24	895	996
[7]	Sky plc	3.125%	11/26/22	1,560	1,649
	Sprint Corp.	7.125%	6/15/24	364	411
	Sprint Corp.	7.625%	3/1/26	110	130
	T-Mobile USA Inc.	6.000%	3/1/23	640	642
	T-Mobile USA Inc.	6.500%	1/15/24	290	296
[7]	T-Mobile USA Inc.	3.500%	4/15/25	5,045	5,490
	T-Mobile USA Inc.	4.500%	2/1/26	290	293
	Telefonica Emisiones SAU	5.462%	2/16/21	406	417
[9]	Telstra Corp. Ltd.	7.750%	7/15/20	400	277
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	320
	TWDC Enterprises 18 Corp.	2.300%	2/12/21	15	15
[7]	Twitter Inc.	3.875%	12/15/27	60	60
	Verizon Communications Inc.	2.450%	11/1/22	100	104
	Verizon Communications Inc.	5.150%	9/15/23	2,750	3,132
	Verizon Communications Inc.	4.150%	3/15/24	300	333
	Verizon Communications Inc.	3.500%	11/1/24	700	771
	Verizon Communications Inc.	3.376%	2/15/25	310	344
[6,9]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.318%	2/17/23	1,030	707
	ViacomCBS Inc.	3.375%	3/1/22	400	414
	ViacomCBS Inc.	2.500%	2/15/23	488	500
	ViacomCBS Inc.	2.900%	6/1/23	876	922
	ViacomCBS Inc.	4.250%	9/1/23	4,312	4,691

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ViacomCBS Inc.	3.500%	1/15/25	2,000	2,168
	ViacomCBS Inc.	4.750%	5/15/25	573	655
[7]	Virgin Media Finance plc	5.000%	7/15/30	100	98
[7]	Virgin Media Secured Finance plc	4.500%	8/15/30	58	58
[8]	Vivendi SA	0.000%	6/13/22	400	446
	Vodafone Group plc	2.950%	2/19/23	715	753
	Vodafone Group plc	3.750%	1/16/24	3,640	3,978
[6,9]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.150%	12/13/22	140	96
	Walt Disney Co.	4.500%	2/15/21	100	103
	Walt Disney Co.	2.550%	2/15/22	60	62
	Walt Disney Co.	1.650%	9/1/22	335	343
	Walt Disney Co.	3.000%	9/15/22	500	527
	Walt Disney Co.	2.350%	12/1/22	690	720
	Walt Disney Co.	1.750%	8/30/24	2,610	2,703
	Walt Disney Co.	3.700%	9/15/24	110	122
	Walt Disney Co.	3.350%	3/24/25	3,010	3,335
	WPP Finance 2010	3.625%	9/7/22	30	31

	Consumer Cyclical (4.3%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	250	249
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	15	15
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	65	64
[7]	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,770
[7]	Allison Transmission Inc.	5.000%	10/1/24	40	40
[7]	Allison Transmission Inc.	4.750%	10/1/27	90	89
[7]	Allison Transmission Inc.	5.875%	6/1/29	30	31
	Amazon.com Inc.	2.800%	8/22/24	454	493
	Amazon.com Inc.	5.200%	12/3/25	3,000	3,664
	American Axle & Manufacturing Inc.	6.625%	10/15/22	124	126
	American Honda Finance Corp.	1.650%	7/12/21	265	268
	American Honda Finance Corp.	1.700%	9/9/21	50	51
	American Honda Finance Corp.	3.375%	12/10/21	2,900	3,011
[8]	American Honda Finance Corp.	1.600%	4/20/22	700	802
[8]	American Honda Finance Corp.	0.350%	8/26/22	1,900	2,126
	American Honda Finance Corp.	2.600%	11/16/22	80	83
	American Honda Finance Corp.	2.050%	1/10/23	100	103
	American Honda Finance Corp.	1.950%	5/10/23	2,000	2,066
	American Honda Finance Corp.	3.450%	7/14/23	790	849
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,259
[7]	Asbury Automotive Group Inc.	4.500%	3/1/28	52	50
[7]	Asbury Automotive Group Inc.	4.750%	3/1/30	20	20
	AutoZone Inc.	2.875%	1/15/23	115	119
	AutoZone Inc.	3.625%	4/15/25	2,800	3,132
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	45	47
[7]	Carnival Corp.	11.500%	4/1/23	84	91
[7]	Churchill Downs Inc.	5.500%	4/1/27	115	112
[7]	Churchill Downs Inc.	4.750%	1/15/28	90	86
[7]	Clarios Global LP	6.750%	5/15/25	40	42
[7]	Colt Merger Sub Inc.	5.750%	7/1/25	20	20
[7]	Colt Merger Sub Inc.	6.250%	7/1/25	80	80
	Cummins Inc.	3.650%	10/1/23	200	218
	Dana Inc.	5.375%	11/15/27	40	40
	Dana Inc.	5.625%	6/15/28	60	60
[7]	Expedia Group Inc.	6.250%	5/1/25	120	128
[7]	Expedia Group Inc.	7.000%	5/1/25	35	37
[8]	FCA Bank SpA	1.250%	6/21/22	670	749
[8]	FCA Bank SpA	0.625%	11/24/22	300	330
	Ford Motor Co.	8.500%	4/21/23	211	223
	Ford Motor Credit Co. LLC	3.339%	3/28/22	200	193
	Ford Motor Credit Co. LLC	2.979%	8/3/22	60	58
	Ford Motor Credit Co. LLC	3.087%	1/9/23	670	638
	Ford Motor Credit Co. LLC	5.584%	3/18/24	475	480
	Ford Motor Credit Co. LLC	5.125%	6/16/25	160	160
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	54
	General Motors Co.	4.875%	10/2/23	440	470
	General Motors Co.	5.400%	10/2/23	800	865
	General Motors Co.	6.125%	10/1/25	1,000	1,121
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,109
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,660	3,760
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,228
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	357
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	101
	General Motors Financial Co. Inc.	3.550%	7/8/22	574	587
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	500
	General Motors Financial Co. Inc.	5.200%	3/20/23	3,000	3,206
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	488
	General Motors Financial Co. Inc.	4.250%	5/15/23	200	209
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	104
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,350	2,514
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	669
	General Motors Financial Co. Inc.	3.500%	11/7/24	300	304
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,250	1,317
	General Motors Financial Co. Inc.	4.300%	7/13/25	990	1,038
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	85	91
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	118	108
[7]	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	156
[7]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	959
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	510
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	60	60
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	90	89
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	30
[7]	Hyundai Capital America	5.875%	4/7/25	341	385
[7]	International Game Technology plc	6.250%	1/15/27	15	15
[7]	International Game Technology plc	5.250%	1/15/29	60	59
[7]	L Brands Inc.	6.875%	7/1/25	25	26
	Lennar Corp.	5.375%	10/1/22	80	84
	Lennar Corp.	5.250%	6/1/26	20	22
	Lennar Corp.	5.000%	6/15/27	30	32
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	60	62
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	40	34
[7]	Macy’s Inc.	8.375%	6/15/25	40	40
	Marriott International Inc.	5.750%	5/1/25	115	125
	Marriott International Inc.	4.625%	6/15/30	280	291
	Mastercard Inc.	3.375%	4/1/24	40	44
[7]	Match Group Holdings II LLC	4.625%	6/1/28	70	71
[7]	Mattamy Group Corp.	4.625%	3/1/30	25	24
	McDonald’s Corp.	2.625%	1/15/22	60	62
	McDonald’s Corp.	3.300%	7/1/25	2,030	2,251
	McDonald’s Corp.	1.450%	9/1/25	700	716
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	226	234
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	139	136
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	55	55
[7]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	347
[7]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	405	404
[7]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	6.250%	5/15/26	50	52
	PulteGroup Inc.	5.500%	3/1/26	80	87
	PulteGroup Inc.	5.000%	1/15/27	40	43
	Ralph Lauren Corp.	1.700%	6/15/22	200	203
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	21
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	20
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	40	42
	Target Corp.	2.250%	4/15/25	1,000	1,071
	TJX Cos. Inc.	2.750%	6/15/21	290	295
	TJX Cos. Inc.	3.500%	4/15/25	1,500	1,669
	Toyota Motor Corp.	3.419%	7/20/23	50	54
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	91
	Toyota Motor Credit Corp.	2.750%	5/17/21	415	423

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Toyota Motor Credit Corp.	3.300%	1/12/22	275	286
	Toyota Motor Credit Corp.	1.150%	5/26/22	3,000	3,032
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	105
	Toyota Motor Credit Corp.	2.900%	3/30/23	3,300	3,495
	Toyota Motor Credit Corp.	1.350%	8/25/23	3,000	3,050
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,975
	Toyota Motor Credit Corp.	2.900%	4/17/24	70	76
	Toyota Motor Credit Corp.	3.000%	4/1/25	2,000	2,172
	TRI Pointe Group Inc.	5.700%	6/15/28	195	199
[7]	Vail Resorts Inc.	6.250%	5/15/25	150	157
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	250	176
[7]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	1,200	1,221
[7]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	1,785	1,857
[7]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	1,600	1,652
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,200	1,239
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	1,051
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	537
	Walmart Inc.	2.550%	4/11/23	1,582	1,665
	Walmart Inc.	3.400%	6/26/23	1,275	1,385
	Walmart Inc.	3.300%	4/22/24	500	549
	Walmart Inc.	2.850%	7/8/24	500	542
[7]	William Carter Co.	5.500%	5/15/25	95	98

	Consumer Noncyclical (13.7%)
	Abbott Laboratories	2.550%	3/15/22	30	31
	AbbVie Inc.	3.375%	11/14/21	1,778	1,842
[7]	AbbVie Inc.	2.150%	11/19/21	8,500	8,651
[7]	AbbVie Inc.	5.000%	12/15/21	800	841
[7]	AbbVie Inc.	3.450%	3/15/22	1,345	1,399
[7]	AbbVie Inc.	3.250%	10/1/22	416	436
	AbbVie Inc.	2.900%	11/6/22	3,380	3,540
	AbbVie Inc.	3.200%	11/6/22	2,058	2,177
[7]	AbbVie Inc.	2.300%	11/21/22	7,500	7,759
[7]	AbbVie Inc.	2.800%	3/15/23	200	204
	AbbVie Inc.	2.850%	5/14/23	100	105
	AbbVie Inc.	3.750%	11/14/23	525	572
[7]	AbbVie Inc.	3.850%	6/15/24	1,914	2,101
[7]	AbbVie Inc.	2.600%	11/21/24	7,150	7,560
	Altria Group Inc.	3.490%	2/14/22	5,840	6,093
	Altria Group Inc.	2.850%	8/9/22	740	771
	Altria Group Inc.	4.000%	1/31/24	2,000	2,205
	Altria Group Inc.	2.350%	5/6/25	1,000	1,053
	Amgen Inc.	3.875%	11/15/21	414	429
	Amgen Inc.	2.700%	5/1/22	565	584
	Amgen Inc.	2.650%	5/11/22	910	944
	Amgen Inc.	3.625%	5/15/22	149	156
	Amgen Inc.	1.900%	2/21/25	500	521
	Amgen Inc.	3.125%	5/1/25	100	110
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,339	1,429
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	70	73
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	4,250	4,823
	Aramark Services Inc.	4.750%	6/1/26	50	48
[7]	Aramark Services Inc.	5.000%	2/1/28	30	28
	AstraZeneca plc	2.375%	6/12/22	90	93
	AstraZeneca plc	3.500%	8/17/23	290	314
	AstraZeneca plc	3.375%	11/16/25	500	560
	BAT Capital Corp.	2.764%	8/15/22	7,165	7,410
	BAT Capital Corp.	3.222%	8/15/24	3,150	3,363
	BAT Capital Corp.	3.215%	9/6/26	156	167
	BAT Capital Corp.	4.700%	4/2/27	600	684
[8]	BAT International Finance plc	4.875%	2/24/21	360	416
[10]	BAT International Finance plc	1.750%	7/5/21	420	524
[7]	BAT International Finance plc	3.250%	6/7/22	2,535	2,642
[7]	BAT International Finance plc	3.950%	6/15/25	2,525	2,785
[7]	Bausch Health Cos. Inc.	7.000%	3/15/24	250	259
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	61
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	70	74
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	30	31
[7]	Bausch Health Cos. Inc.	5.000%	1/30/28	25	24
	Baxalta Inc.	3.600%	6/23/22	100	104
	Baxter International Inc.	1.700%	8/15/21	600	607
[7]	Baxter International Inc.	3.750%	10/1/25	745	848
[7]	Bayer US Finance II LLC	4.250%	12/15/25	250	287
	Becton Dickinson & Co.	3.125%	11/8/21	900	927
	Becton Dickinson & Co.	2.894%	6/6/22	400	414
	Becton Dickinson & Co.	3.363%	6/6/24	1,110	1,196
[8]	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	2,085	2,326
	Biogen Inc.	3.625%	9/15/22	1,275	1,355
	Boston Scientific Corp.	3.450%	3/1/24	835	906
	Boston Scientific Corp.	1.900%	6/1/25	1,910	1,978
[7]	Bristol-Myers Squibb Co.	2.250%	8/15/21	300	304
[7]	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,965	7,236
	Bristol-Myers Squibb Co.	2.000%	8/1/22	400	411
[7]	Bristol-Myers Squibb Co.	3.250%	8/15/22	1,735	1,830
[7]	Bristol-Myers Squibb Co.	3.550%	8/15/22	1,278	1,349
[7]	Bristol-Myers Squibb Co.	2.750%	2/15/23	1,500	1,581
[7]	Bristol-Myers Squibb Co.	3.250%	2/20/23	625	650
[7]	Bristol-Myers Squibb Co.	3.625%	5/15/24	600	656
[7]	Bristol-Myers Squibb Co.	2.900%	7/26/24	3,809	4,120
	Campbell Soup Co.	3.650%	3/15/23	72	77
[7]	Cigna Corp.	3.900%	2/15/22	965	1,014
[7]	Cigna Corp.	3.050%	11/30/22	1,350	1,422
[7]	Cigna Corp.	3.000%	7/15/23	1,795	1,903
	Cigna Corp.	3.750%	7/15/23	2,052	2,226
[7]	Cigna Corp.	3.500%	6/15/24	1,500	1,633
	Cigna Corp.	4.125%	11/15/25	2,246	2,571
	Coca-Cola Co.	2.200%	5/25/22	60	62
[8]	Coca-Cola Co.	0.125%	9/22/22	300	337
	Coca-Cola Co.	1.750%	9/6/24	300	314
	Coca-Cola Co.	2.950%	3/25/25	500	550
	Colgate-Palmolive Co.	2.300%	5/3/22	50	52
	Colgate-Palmolive Co.	2.100%	5/1/23	500	523
	CommonSpirit Health	4.200%	8/1/23	100	106
	CommonSpirit Health	2.760%	10/1/24	985	1,013
	Conagra Brands Inc.	4.950%	8/15/20	61	61
	Constellation Brands Inc.	2.650%	11/7/22	687	717
	Constellation Brands Inc.	4.250%	5/1/23	1,900	2,086
	Constellation Brands Inc.	4.750%	11/15/24	696	804
	Covidien International Finance SA	3.200%	6/15/22	300	314
	CVS Health Corp.	3.350%	3/9/21	933	951
	CVS Health Corp.	2.125%	6/1/21	1,525	1,544
	CVS Health Corp.	3.500%	7/20/22	1,000	1,054
	CVS Health Corp.	2.750%	12/1/22	1,200	1,252
	CVS Health Corp.	3.700%	3/9/23	11,370	12,195
	CVS Health Corp.	4.000%	12/5/23	1,500	1,644
	CVS Health Corp.	2.625%	8/15/24	1,900	2,021
	CVS Health Corp.	4.100%	3/25/25	2,728	3,073
	DaVita Inc.	5.125%	7/15/24	215	219
	DaVita Inc.	5.000%	5/1/25	10	10
[7]	DaVita Inc.	4.625%	6/1/30	245	243
	DH Europe Finance II Sarl	2.050%	11/15/22	2,400	2,477
	DH Europe Finance II Sarl	2.200%	11/15/24	1,400	1,472
[8]	DH Europe Finance SA	1.700%	1/4/22	300	344
[8]	Diageo Finance plc	0.250%	10/22/21	855	961
	Eli Lilly & Co.	2.350%	5/15/22	70	72
	Encompass Health Corp.	4.500%	2/1/28	60	57
	Estee Lauder Cos. Inc.	2.000%	12/1/24	250	264
[9]	FBG Finance Pty Ltd.	3.750%	8/7/20	510	353
	General Mills Inc.	3.200%	4/16/21	715	730
	General Mills Inc.	2.600%	10/12/22	850	884
	Gilead Sciences Inc.	3.250%	9/1/22	888	936
	Gilead Sciences Inc.	2.500%	9/1/23	525	555
	Gilead Sciences Inc.	3.700%	4/1/24	2,104	2,315
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,020	2,177
	GlaxoSmithKline Capital plc	2.875%	6/1/22	8,749	9,137

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	GlaxoSmithKline Capital plc	3.000%	6/1/24	546	590
[7]	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	314
	Grupo Bimbo SAB de CV	4.500%	1/25/22	265	278
	HCA Inc.	4.750%	5/1/23	1,000	1,082
	HCA Inc.	5.000%	3/15/24	2,170	2,413
	HCA Inc.	5.375%	2/1/25	155	166
	HCA Inc.	5.375%	9/1/26	40	44
	HCA Inc.	3.500%	9/1/30	100	96
	Hershey Co.	0.900%	6/1/25	100	100
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	90	91
[7]	Hologic Inc.	4.375%	10/15/25	300	303
	Kellogg Co.	3.125%	5/17/22	100	104
	Kellogg Co.	2.650%	12/1/23	905	959
	Keurig Dr Pepper Inc.	3.551%	5/25/21	1,579	1,623
	Keurig Dr Pepper Inc.	4.057%	5/25/23	3,682	4,012
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	730
	Keurig Dr Pepper Inc.	4.417%	5/25/25	500	577
	Kimberly-Clark Corp.	3.050%	8/15/25	200	220
[7]	Kraft Heinz Foods Co.	3.875%	5/15/27	160	167
[7]	Kraft Heinz Foods Co.	4.250%	3/1/31	30	32
	Kroger Co.	2.600%	2/1/21	950	960
	Kroger Co.	2.950%	11/1/21	1,653	1,703
	Kroger Co.	3.400%	4/15/22	2,300	2,398
	Kroger Co.	2.800%	8/1/22	1,142	1,188
	Kroger Co.	3.850%	8/1/23	200	217
	Kroger Co.	4.000%	2/1/24	1,302	1,439
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,760	1,855
	Laboratory Corp. of America Holdings	3.250%	9/1/24	100	107
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	222	230
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	70	72
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	15	16
	McCormick & Co. Inc.	2.700%	8/15/22	972	1,012
	McCormick & Co. Inc.	3.150%	8/15/24	100	108
	McKesson Corp.	2.700%	12/15/22	1,900	1,979
	McKesson Corp.	2.850%	3/15/23	550	576
	McKesson Corp.	3.796%	3/15/24	2,200	2,409
[8]	Medtronic Global Holdings SCA	0.000%	3/7/21	1,705	1,915
	Medtronic Inc.	3.150%	3/15/22	50	52
	Medtronic Inc.	2.750%	4/1/23	45	47
	Medtronic Inc.	3.500%	3/15/25	500	563
	Merck & Co. Inc.	2.800%	5/18/23	10	11
	Merck & Co. Inc.	2.900%	3/7/24	130	140
	Merck & Co. Inc.	2.750%	2/10/25	510	552
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	200	206
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	2,400	2,524
	Mondelez International Inc.	0.625%	7/1/22	1,500	1,500
	Mondelez International Inc.	2.125%	4/13/23	2,183	2,258
	Mondelez International Inc.	1.500%	5/4/25	1,750	1,785
[7]	Mylan Inc.	3.125%	1/15/23	865	908
	Mylan NV	3.150%	6/15/21	1,500	1,528
[8]	Mylan NV	2.250%	11/22/24	220	259
	Newell Brands Inc.	4.875%	6/1/25	30	31
	Novartis Capital Corp.	2.400%	9/21/22	294	306
	Novartis Capital Corp.	3.400%	5/6/24	80	88
	PepsiCo Inc.	2.250%	3/19/25	1,500	1,603
[7]	Performance Food Group Inc.	5.500%	6/1/24	108	107
[7]	Performance Food Group Inc.	6.875%	5/1/25	35	36
[7]	Performance Food Group Inc.	5.500%	10/15/27	97	94
[7]	Pernod Ricard SA	5.750%	4/7/21	228	237
[7]	Pernod Ricard SA	4.450%	1/15/22	365	385
[7]	Pernod Ricard SA	4.250%	7/15/22	285	304
	Pfizer Inc.	3.000%	9/15/21	1,000	1,032
	Pfizer Inc.	3.000%	6/15/23	250	268
	Pfizer Inc.	2.950%	3/15/24	20	22
	Pfizer Inc.	0.800%	5/28/25	2,000	2,001
	Philip Morris International Inc.	2.500%	8/22/22	600	624
	Philip Morris International Inc.	2.500%	11/2/22	735	768
	Philip Morris International Inc.	2.625%	3/6/23	225	238
	Philip Morris International Inc.	1.125%	5/1/23	3,000	3,044
	Philip Morris International Inc.	2.125%	5/10/23	400	416
	Philip Morris International Inc.	1.500%	5/1/25	1,000	1,025
[7]	Post Holdings Inc.	5.750%	3/1/27	20	21
[7]	Post Holdings Inc.	4.625%	4/15/30	25	25
	Procter & Gamble Co.	2.450%	3/25/25	800	868
	Quest Diagnostics Inc.	4.700%	4/1/21	100	103
[7]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	6,140	6,322
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,450	5,779
	Reynolds American Inc.	4.000%	6/12/22	4,204	4,442
	Reynolds American Inc.	4.450%	6/12/25	2,612	2,943
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	8,330	8,491
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,300	2,436
	SSM Health Care Corp.	3.688%	6/1/23	1,615	1,732
	Stryker Corp.	1.150%	6/15/25	1,500	1,510
	Sysco Corp.	5.650%	4/1/25	500	585
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	4,965	5,177
[7]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	850	869
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	1,957	2,178
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	50	49
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	20	21
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	195	191
[7]	Tenet Healthcare Corp.	4.625%	6/15/28	30	29
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	500	529
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	1,000	1,142
	Tyson Foods Inc.	4.500%	6/15/22	300	319
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,091
	Tyson Foods Inc.	3.950%	8/15/24	1,801	1,994
	Unilever Capital Corp.	2.600%	5/5/24	1,500	1,601
[7]	Upjohn Inc.	1.125%	6/22/22	2,000	2,012
[7]	Upjohn Inc.	1.650%	6/22/25	500	510
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	655	679
	Zoetis Inc.	3.250%	2/1/23	419	443

	Energy (6.7%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,023	1,067
	BP Capital Markets America Inc.	3.245%	5/6/22	1,665	1,746
	BP Capital Markets America Inc.	2.520%	9/19/22	1,665	1,725
	BP Capital Markets America Inc.	2.937%	4/6/23	1,105	1,169
	BP Capital Markets America Inc.	2.750%	5/10/23	1,920	2,024
	BP Capital Markets America Inc.	3.216%	11/28/23	2,230	2,386
	BP Capital Markets America Inc.	3.790%	2/6/24	1,820	1,988
	BP Capital Markets America Inc.	3.224%	4/14/24	1,540	1,654
	BP Capital Markets America Inc.	3.194%	4/6/25	745	810
	BP Capital Markets plc	3.062%	3/17/22	45	47
	BP Capital Markets plc	3.814%	2/10/24	1,100	1,209
	BP Capital Markets plc	3.535%	11/4/24	555	610
	BP Capital Markets plc	3.506%	3/17/25	170	188
	Buckeye Partners LP	4.150%	7/1/23	95	92
	Canadian Natural Resources Ltd.	2.950%	1/15/23	1,315	1,357
	Cenovus Energy Inc.	3.000%	8/15/22	320	306
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,110	3,539
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,900	2,130
	Chevron Corp.	1.141%	5/11/23	1,410	1,433
	Chevron Corp.	1.554%	5/11/25	1,955	2,005
	Cimarex Energy Co.	4.375%	6/1/24	195	206
	Concho Resources Inc.	4.375%	1/15/25	400	412
	ConocoPhillips Co.	2.400%	12/15/22	710	737
	DCP Midstream Operating LP	5.625%	7/15/27	58	58
	Diamondback Energy Inc.	2.875%	12/1/24	1,415	1,417
	Diamondback Energy Inc.	4.750%	5/31/25	200	214
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	322
	Enbridge Energy Partners LP	5.875%	10/15/25	320	381
	Enbridge Inc.	2.900%	7/15/22	430	445
	Enbridge Inc.	4.000%	10/1/23	730	791
	Enbridge Inc.	2.500%	1/15/25	750	777

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	39
	Energy Transfer Operating LP	4.650%	6/1/21	995	1,014
	Energy Transfer Operating LP	5.200%	2/1/22	1,452	1,521
	Energy Transfer Operating LP	3.600%	2/1/23	575	596
	Energy Transfer Operating LP	4.250%	3/15/23	1,189	1,254
	Energy Transfer Operating LP	4.200%	9/15/23	1,542	1,638
	Energy Transfer Operating LP	5.875%	1/15/24	640	712
	Energy Transfer Operating LP	4.900%	2/1/24	1,310	1,418
	Energy Transfer Operating LP	4.500%	4/15/24	1,105	1,193
[7]	Eni SPA	4.000%	9/12/23	1,845	1,993
	Enterprise Products Operating LLC	3.500%	2/1/22	1,820	1,897
	Enterprise Products Operating LLC	3.900%	2/15/24	875	956
	EOG Resources Inc.	2.625%	3/15/23	650	681
[7]	EQM Midstream Partners LP	6.000%	7/1/25	95	96
	EQT Corp.	3.000%	10/1/22	110	103
	Exxon Mobil Corp.	1.571%	4/15/23	2,395	2,453
	Exxon Mobil Corp.	2.019%	8/16/24	3,095	3,226
	Exxon Mobil Corp.	2.992%	3/19/25	875	950
	Husky Energy Inc.	3.950%	4/15/22	40	41
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	145	150
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	360	374
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	121
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,421
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	1,056
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	414
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	401
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	552
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	171
[7]	Kinder Morgan Inc.	5.000%	2/15/21	870	888
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,854
[7]	Kinder Morgan Inc.	5.625%	11/15/23	1,205	1,362
	Kinder Morgan Inc.	4.300%	6/1/25	540	605
	Marathon Oil Corp.	2.800%	11/1/22	2,510	2,513
	Marathon Petroleum Corp.	3.400%	12/15/20	715	718
	Marathon Petroleum Corp.	5.125%	3/1/21	900	924
	Marathon Petroleum Corp.	4.500%	5/1/23	2,615	2,818
	Marathon Petroleum Corp.	4.750%	12/15/23	1,320	1,442
	Marathon Petroleum Corp.	3.625%	9/15/24	480	510
[7]	MEG Energy Corp.	6.500%	1/15/25	114	106
[7]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	2,055	2,101
[7]	Midwest Connector Capital Co. LLC	3.900%	4/1/24	1,175	1,235
	MPLX LP	3.500%	12/1/22	1,103	1,147
	MPLX LP	3.375%	3/15/23	475	494
	MPLX LP	4.500%	7/15/23	70	75
	MPLX LP	4.875%	12/1/24	920	1,022
	Newfield Exploration Co.	5.750%	1/30/22	975	973
	Newfield Exploration Co.	5.625%	7/1/24	200	190
	Noble Energy Inc.	3.900%	11/15/24	550	554
	Occidental Petroleum Corp.	2.600%	8/13/21	1,678	1,640
	Occidental Petroleum Corp.	3.125%	2/15/22	815	784
	Occidental Petroleum Corp.	2.700%	8/15/22	1,402	1,306
	ONEOK Inc.	2.750%	9/1/24	870	875
	ONEOK Inc.	2.200%	9/15/25	200	195
	ONEOK Partners LP	3.375%	10/1/22	145	150
	ONEOK Partners LP	5.000%	9/15/23	310	334
	Ovintiv Inc.	3.900%	11/15/21	140	139
[7]	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	50	49
[7]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	30	29
	Phillips 66	4.300%	4/1/22	1,535	1,629
	Phillips 66	3.700%	4/6/23	845	904
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	615	621
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	885	904
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	300	311
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	350	357
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	2,350	2,476
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,687
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	1,845	1,976
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,490	1,586
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,378
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,505	1,693
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,565	1,786
	Shell International Finance BV	2.250%	1/6/23	2,190	2,274
	Shell International Finance BV	3.400%	8/12/23	120	130
	Shell International Finance BV	2.000%	11/7/24	3,895	4,076
	Shell International Finance BV	2.375%	4/6/25	495	525
	Shell International Finance BV	3.250%	5/11/25	440	487
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	155	158
	Spectra Energy Partners LP	3.500%	3/15/25	365	399
	Suncor Energy Inc.	2.800%	5/15/23	790	822
	Suncor Energy Inc.	3.600%	12/1/24	315	340
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,570	1,597
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	485	501
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,305	1,390
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.750%	3/15/24	90	90
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	50
	Total Capital Canada Ltd.	2.750%	7/15/23	1,345	1,425
	Total Capital International SA	2.875%	2/17/22	270	280
	Total Capital International SA	2.700%	1/25/23	355	374
	Total Capital International SA	3.700%	1/15/24	700	769
	Total Capital International SA	2.434%	1/10/25	1,370	1,451
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,970	2,006
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	948
	Valero Energy Corp.	2.700%	4/15/23	825	856
	Western Midstream Operating LP	3.100%	2/1/25	445	419
	Western Midstream Operating LP	4.050%	2/1/30	180	173
	Williams Cos. Inc.	4.125%	11/15/20	1,025	1,026
	Williams Cos. Inc.	7.875%	9/1/21	120	129
	Williams Cos. Inc.	4.000%	11/15/21	395	401
	Williams Cos. Inc.	3.600%	3/15/22	2,645	2,747
	Williams Cos. Inc.	3.350%	8/15/22	270	281
	Williams Cos. Inc.	3.700%	1/15/23	845	891
	Williams Cos. Inc.	4.550%	6/24/24	450	498
	Williams Cos. Inc.	3.900%	1/15/25	40	44
	Williams Cos. Inc.	4.000%	9/15/25	50	55
	WPX Energy Inc.	5.875%	6/15/28	40	38
	WPX Energy Inc.	4.500%	1/15/30	60	53

	Other Industrial (0.2%)
[8]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	450	511
[7]	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	2,365	2,368
	Hillenbrand Inc.	5.750%	6/15/25	74	77

	Technology (3.7%)
	Adobe Inc.	1.700%	2/1/23	330	342
	Apple Inc.	2.850%	5/6/21	60	61
	Apple Inc.	2.150%	2/9/22	30	31
	Apple Inc.	2.400%	1/13/23	100	105
	Apple Inc.	2.850%	2/23/23	1,400	1,487
	Apple Inc.	2.400%	5/3/23	1,340	1,416
	Apple Inc.	0.750%	5/11/23	580	586
	Apple Inc.	3.000%	2/9/24	1,379	1,492
	Apple Inc.	3.450%	5/6/24	2,870	3,171
	Apple Inc.	2.850%	5/11/24	3,391	3,650
[7]	Broadcom Inc.	3.125%	10/15/22	1,150	1,199

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	Broadcom Inc.	3.625%	10/15/24	193	210
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	30	30
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	50	51
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	65	65
	Cisco Systems Inc.	2.600%	2/28/23	80	84
[7]	CommScope Finance LLC	5.500%	3/1/24	70	71
[7]	CommScope Finance LLC	8.250%	3/1/27	20	21
[7]	CommScope Inc.	6.000%	3/1/26	75	77
[7]	CommScope Inc.	7.125%	7/1/28	58	58
[7]	Dell International LLC / EMC Corp.	4.420%	6/15/21	2,366	2,429
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	275	295
	Equifax Inc.	2.600%	12/1/24	601	636
[8]	Fidelity National Information Services Inc.	0.125%	5/21/21	600	672
[8]	Fidelity National Information Services Inc.	0.125%	12/3/22	1,000	1,117
	Fidelity National Information Services Inc.	3.500%	4/15/23	800	857
	Fiserv Inc.	3.800%	10/1/23	585	639
	Fiserv Inc.	2.750%	7/1/24	5,290	5,641
	Global Payments Inc.	3.800%	4/1/21	1,500	1,527
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,231
	IBM Credit LLC	2.200%	9/8/22	180	186
	Intel Corp.	3.100%	7/29/22	70	74
	Intel Corp.	3.400%	3/25/25	975	1,093
	Intel Corp.	3.700%	7/29/25	400	455
	International Business Machines Corp.	2.500%	1/27/22	1,000	1,032
	International Business Machines Corp.	2.850%	5/13/22	8,128	8,501
	International Business Machines Corp.	1.875%	8/1/22	355	365
[8]	International Business Machines Corp.	0.375%	1/31/23	600	676
	International Business Machines Corp.	3.375%	8/1/23	195	211
	International Business Machines Corp.	3.000%	5/15/24	2,345	2,535
	Intuit Inc.	0.650%	7/15/23	700	701
[7]	Iron Mountain Inc.	5.250%	7/15/30	58	57
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	802
[7]	MSCI Inc.	3.875%	2/15/31	40	41
[7]	NCR Corp.	8.125%	4/15/25	15	16
[7]	NXP BV / NXP Funding LLC	3.875%	9/1/22	3,347	3,535
[7]	NXP BV / NXP Funding LLC	4.625%	6/1/23	500	547
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,250	1,400
	Oracle Corp.	2.500%	10/15/22	200	209
	Oracle Corp.	2.625%	2/15/23	2,169	2,280
	Oracle Corp.	3.625%	7/15/23	200	218
	Oracle Corp.	2.400%	9/15/23	4,222	4,439
	Oracle Corp.	2.500%	4/1/25	2,190	2,348
	PayPal Holdings Inc.	2.200%	9/26/22	4,177	4,317
[7]	Qorvo Inc.	4.375%	10/15/29	70	72
	QUALCOMM Inc.	2.600%	1/30/23	2,985	3,130
	QUALCOMM Inc.	3.450%	5/20/25	1,200	1,338
[7]	Sabre GLBL Inc.	9.250%	4/15/25	45	47
[7]	SS&C Technologies Inc.	5.500%	9/30/27	60	61
	Texas Instruments Inc.	1.850%	5/15/22	25	26
	Texas Instruments Inc.	2.250%	5/1/23	45	47
	Texas Instruments Inc.	1.375%	3/12/25	35	36
	Tyco Electronics Group SA	4.875%	1/15/21	380	388
	Tyco Electronics Group SA	3.500%	2/3/22	1,565	1,633
	Tyco Electronics Group SA	3.450%	8/1/24	440	475
	Verisk Analytics Inc.	5.800%	5/1/21	315	328
	Verisk Analytics Inc.	4.125%	9/12/22	1,200	1,280
	VMware Inc.	2.950%	8/21/22	1,853	1,924
	Western Digital Corp.	4.750%	2/15/26	260	269

	Transportation (1.5%)
[7]	Air Canada	7.750%	4/15/21	1,692	1,692
[4,7]	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	551	501
[9]	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	449
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	176
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	200	208
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	192	210
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	425	469
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	230	253
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	85	93
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	50	57
	Canadian National Railway Co.	2.850%	12/15/21	200	205
	Canadian Pacific Railway Co.	2.900%	2/1/25	60	65
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	84
[4]	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.048%	11/1/20	—	—
[4]	Continental Airlines 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	61	54
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	61	60
[4]	Continental Airlines 2012-2 Class B Pass Through Trust	5.500%	4/29/22	92	90
	CSX Corp.	3.700%	11/1/23	206	226
	CSX Corp.	3.400%	8/1/24	1,565	1,723
[4]	CSX Transportation Inc.	6.251%	1/15/23	89	98
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	133	128
[4]	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	125	116
	Delta Air Lines Inc.	3.800%	4/19/23	280	249
	Delta Air Lines Inc.	2.900%	10/28/24	250	203
[7]	Delta Air Lines Inc.	7.000%	5/1/25	345	357
	Delta Air Lines Inc.	7.375%	1/15/26	195	189
[7]	ERAC USA Finance LLC	2.600%	12/1/21	300	304
[7]	ERAC USA Finance LLC	3.300%	10/15/22	1,000	1,035
[7]	ERAC USA Finance LLC	2.700%	11/1/23	700	708
	FedEx Corp.	3.400%	1/14/22	645	671
[4,7]	Heathrow Funding Ltd.	4.875%	7/15/23	1,275	1,303
[4,7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	237	237
[6,9]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.625%	7/12/24	250	167
	Norfolk Southern Corp.	3.250%	12/1/21	100	103
	Norfolk Southern Corp.	2.903%	2/15/23	165	174
	Norfolk Southern Corp.	3.650%	8/1/25	110	124
[7]	Penske Truck Leasing Co. LP /PTL Finance Corp.	3.300%	4/1/21	1,100	1,116
[9]	Qantas Airways Ltd.	7.500%	6/11/21	1,300	935
[9]	Qantas Airways Ltd.	7.750%	5/19/22	1,280	955
	Ryder System Inc.	2.875%	6/1/22	1,350	1,397
	Ryder System Inc.	2.500%	9/1/22	300	307
	Ryder System Inc.	3.650%	3/18/24	2,105	2,237
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,008
	Southwest Airlines Co.	4.750%	5/4/23	800	823
	Southwest Airlines Co.	5.250%	5/4/25	105	111
[4]	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	467	387
	Union Pacific Corp.	3.200%	6/8/21	350	359
	Union Pacific Corp.	2.950%	3/1/22	2,319	2,411
	Union Pacific Corp.	4.163%	7/15/22	250	266
	Union Pacific Corp.	2.950%	1/15/23	797	841
	Union Pacific Corp.	3.500%	6/8/23	1,475	1,596
	Union Pacific Corp.	3.646%	2/15/24	400	437
	Union Pacific Corp.	3.150%	3/1/24	1,500	1,627
	United Parcel Service Inc.	2.350%	5/16/22	230	238
	United Parcel Service Inc.	2.450%	10/1/22	1,000	1,043
[4]	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	122	104
[9]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	222
					815,665
Utilities (4.3%)
	Electric (4.3%)
	AEP Texas Inc.	2.400%	10/1/22	700	724
	Ameren Corp.	2.500%	9/15/24	1,060	1,106
	Ameren Illinois Co.	2.700%	9/1/22	215	223
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	238
	Baltimore Gas & Electric Co.	2.800%	8/15/22	600	621
	Baltimore Gas & Electric Co.	3.350%	7/1/23	415	443

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,047	1,059
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,825	1,921
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,480	2,719
[7]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	500	570
[7]	Calpine Corp.	4.500%	2/15/28	120	117
[7]	Calpine Corp.	5.125%	3/15/28	95	93
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	50	51
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,157
	CenterPoint Energy Inc.	2.500%	9/1/22	1,470	1,517
	CenterPoint Energy Inc.	3.850%	2/1/24	65	71
	Connecticut Light & Power Co.	2.500%	1/15/23	850	884
	Consumers Energy Co.	3.375%	8/15/23	230	249
	Dominion Energy Inc.	2.750%	9/15/22	1,245	1,290
[7]	Dominion Energy Inc.	2.450%	1/15/23	100	103
	Dominion Energy Inc.	3.300%	3/15/25	210	225
[7]	DPL Inc.	4.125%	7/1/25	40	40
	DTE Electric Co.	3.900%	6/1/21	420	431
	DTE Electric Co.	2.650%	6/15/22	30	31
	DTE Energy Co.	2.600%	6/15/22	1,170	1,201
	DTE Energy Co.	3.300%	6/15/22	1,000	1,044
	DTE Energy Co.	2.250%	11/1/22	2,495	2,578
	DTE Energy Co.	3.700%	8/1/23	1,995	2,152
	DTE Energy Co.	3.850%	12/1/23	330	358
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,715
	Duke Energy Corp.	3.950%	10/15/23	1,794	1,960
	Duke Energy Corp.	3.750%	4/15/24	700	766
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	414
	Duke Energy Progress LLC	3.250%	8/15/25	250	278
[8]	E.ON SE	0.000%	10/24/22	410	458
[7]	EDP Finance BV	5.250%	1/14/21	2,070	2,111
	Entergy Arkansas Inc.	3.750%	2/15/21	250	253
	Entergy Arkansas Inc.	3.050%	6/1/23	220	232
	Entergy Corp.	4.000%	7/15/22	1,260	1,334
	Entergy Louisiana LLC	4.800%	5/1/21	365	374
	Entergy Louisiana LLC	3.300%	12/1/22	205	215
	Entergy Louisiana LLC	4.050%	9/1/23	360	393
	Evergy Inc.	2.450%	9/15/24	1,500	1,575
	Exelon Corp.	2.450%	4/15/21	215	218
	Exelon Generation Co. LLC	3.400%	3/15/22	222	231
	FirstEnergy Corp.	2.850%	7/15/22	3,345	3,466
	FirstEnergy Corp.	4.250%	3/15/23	1,979	2,141
[7]	FirstEnergy Transmission LLC	4.350%	1/15/25	493	550
	Florida Power & Light Co.	2.750%	6/1/23	1,282	1,352
	Florida Power & Light Co.	2.850%	4/1/25	555	608
	Georgia Power Co.	2.400%	4/1/21	1,245	1,259
[8]	innogy Finance BV	6.500%	8/10/21	400	480
	ITC Holdings Corp.	2.700%	11/15/22	750	781
	LG&E & KU Energy LLC	4.375%	10/1/21	280	290
	MidAmerican Energy Co.	3.700%	9/15/23	165	179
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,110
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	356	364
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	50	52
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	314
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	195	211
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	25	27
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	2,105	2,185
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	6,466	6,772
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	180	189
	Northern States Power Co.	2.600%	5/15/23	560	586
	NRG Energy Inc.	7.250%	5/15/26	448	473
	NSTAR Electric Co.	3.500%	9/15/21	470	482
	NSTAR Electric Co.	2.375%	10/15/22	615	636
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	235	248
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,455	1,549
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	330	358
	Pacific Gas and Electric Co.	1.750%	6/16/22	5,530	5,536
	PacifiCorp	3.600%	4/1/24	525	576
	PECO Energy Co.	2.375%	9/15/22	225	232
	PECO Energy Co.	3.150%	10/15/25	115	127
	PG&E Corp.	5.000%	7/1/28	125	124
	Potomac Electric Power Co.	3.600%	3/15/24	340	371
	PPL Capital Funding Inc.	4.200%	6/15/22	50	53
	PPL Capital Funding Inc.	3.500%	12/1/22	225	237
	Progress Energy Inc.	4.400%	1/15/21	1,070	1,082
	Progress Energy Inc.	3.150%	4/1/22	520	539
	Public Service Electric & Gas Co.	2.375%	5/15/23	1,540	1,609
	Public Service Electric & Gas Co.	3.250%	9/1/23	110	119
	Public Service Enterprise Group Inc.	2.650%	11/15/22	45	47
	Public Service Enterprise Group Inc.	2.875%	6/15/24	1,665	1,775
	Puget Energy Inc.	6.000%	9/1/21	100	105
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,255
	Southwestern Electric Power Co.	3.550%	2/15/22	490	507
	Southwestern Public Service Co.	3.300%	6/15/24	325	350
	Tampa Electric Co.	5.400%	5/15/21	370	384
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	603
[6,9]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.434%	1/15/22	1,810	1,229
	Virginia Electric & Power Co.	3.450%	9/1/22	715	752
	Virginia Electric & Power Co.	2.750%	3/15/23	145	152
	Virginia Electric & Power Co.	3.450%	2/15/24	575	622
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	30	31
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	30	31
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	125	127

	Natural Gas (0.0%)
[7]	East Ohio Gas Co.	1.300%	6/15/25	210	211
[7]	Engie SA	2.875%	10/10/22	175	181
	Sempra Energy	2.900%	2/1/23	415	434
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	162
					88,968
Total Corporate Bonds (Cost $1,410,980)					1,460,456
Sovereign Bonds (5.2%)
[7]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	478
[7]	Avi Funding Co. Ltd.	2.850%	9/16/20	275	276
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	226
[7]	Banco del Estado de Chile	2.704%	1/9/25	250	250
[7]	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	205
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	447
[7]	Bermuda	4.138%	1/3/23	200	211
[7]	BNG Bank NV	2.125%	12/14/20	866	873
[7]	BOC Aviation Ltd.	2.375%	9/15/21	790	790
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	501
[7]	CDP Financial Inc.	3.150%	7/24/24	670	731
	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,622	1,693
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	837	912
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	710	779
	CNPC General Capital Ltd.	3.950%	4/19/22	200	209
	Comision Federal de Electricidad	4.875%	5/26/21	400	407
	Corp. Andina de Fomento	2.200%	7/18/20	937	937
	Corp. Andina de Fomento	4.375%	6/15/22	413	434
	Corp. Andina de Fomento	2.375%	5/12/23	950	964
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	207
[7]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	156
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	535	584
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,160	1,205
[7]	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,477
[7,14]	Dexia Credit Local SA	1.875%	9/15/21	235	239
[7]	Dexia Credit Local SA	2.375%	9/20/22	250	260
[4]	Dominican Republic	7.500%	5/6/21	52	53
	Dominican Republic	6.600%	1/28/24	185	194
[7]	Electricite de France SA	4.500%	9/21/28	200	233
	Emirate of Abu Dhabi	2.125%	9/30/24	815	841

Short-Term Investment-Grade Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	Emirate of Abu Dhabi	2.125%	9/30/24	5,750	5,939
[7]	Emirate of Abu Dhabi	2.500%	4/16/25	1,033	1,085
	Empresa Nacional del Petroleo	4.750%	12/6/21	235	243
	Empresa Nacional del Petroleo	4.375%	10/30/24	400	428
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	263
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	400	447
	Export-Import Bank of India	2.750%	8/12/20	200	200
	Fondo MIVIVIENDA SA	3.500%	1/31/23	630	647
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	270	289
	Harvest Operations Corp.	3.000%	9/21/22	200	208
[7]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	740	770
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	844
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	251
[6]	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	1.198%	11/8/20	500	500
[6,15]	Japan Bank for International Cooperation, 3M USD LIBOR + 0.390%	1.499%	7/21/20	144	144
[15]	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	255
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	504
	Kingdom of Morocco	4.250%	12/11/22	305	321
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,683
	Korea Development Bank	3.250%	2/19/24	295	318
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	209
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	200	203
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	937	973
[7]	Korea National Oil Corp.	2.875%	3/27/22	400	413
	Korea Western Power Co. Ltd.	2.375%	7/22/22	304	313
	KSA Sukuk Ltd.	2.894%	4/20/22	1,069	1,099
[16]	KSA Sukuk Ltd.	3.628%	4/20/27	549	600
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	610
[7]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	1,326	1,335
[7]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	200	213
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	190	208
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,182
	Pertamina Persero PT	4.300%	5/20/23	200	211
	Perusahaan Listrik Negara PT	5.500%	11/22/21	912	952
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	225	228
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	661	682
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	206
[17]	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	200	213
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	1,279	1,389
	Petrobras Global Finance BV	6.250%	3/17/24	160	171
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petronas Capital Ltd.	3.125%	3/18/22	380	391
	Petronas Capital Ltd.	7.875%	5/22/22	315	353
[7]	Petronas Capital Ltd.	3.500%	4/21/30	268	297
[7]	Province of Alberta	1.750%	8/26/20	3,734	3,743
	Province of Nova Scotia	8.250%	7/30/22	315	364
	Province of Quebec	2.750%	8/25/21	715	735
[4,7]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	11	11
[4]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	42	42
[8]	Republic of Chile	1.625%	1/30/25	663	779
[4]	Republic of Colombia	2.625%	3/15/23	1,200	1,216
	Republic of Colombia	4.000%	2/26/24	3,830	4,022
[4]	Republic of Colombia	4.500%	1/28/26	1,025	1,108
	Republic of Croatia	6.625%	7/14/20	690	691
	Republic of Croatia	6.375%	3/24/21	1,215	1,257
	Republic of Guatemala	5.750%	6/6/22	300	313
	Republic of Honduras	8.750%	12/16/20	1,010	1,027
	Republic of Hungary	6.375%	3/29/21	2,324	2,417
	Republic of Hungary	5.375%	2/21/23	2,461	2,695
	Republic of Hungary	5.750%	11/22/23	911	1,035
[8]	Republic of Hungary	1.125%	4/28/26	1,300	1,475
[7]	Republic of Indonesia	3.700%	1/8/22	400	414
	Republic of Indonesia	3.750%	4/25/22	1,412	1,465
	Republic of Indonesia	5.875%	1/15/24	1,020	1,155
	Republic of Indonesia	4.125%	1/15/25	400	434
	Republic of Indonesia	4.750%	1/8/26	200	225
	Republic of Lithuania	6.125%	3/9/21	1,375	1,426
[7]	Republic of Lithuania	6.125%	3/9/21	195	202
	Republic of Lithuania	6.625%	2/1/22	880	958
[4]	Republic of Panama	4.000%	9/22/24	1,265	1,373
[4]	Republic of Panama	3.750%	3/16/25	1,000	1,082
	Republic of Panama	7.125%	1/29/26	280	353
	Republic of Paraguay	4.625%	1/25/23	940	988
	Republic of Peru	7.350%	7/21/25	850	1,081
	Republic of Poland	5.125%	4/21/21	815	845
	Republic of Poland	5.000%	3/23/22	1,020	1,094
	Republic of Romania	4.375%	8/22/23	250	265
[8]	Republic of Romania	2.000%	12/8/26	1,074	1,201
[8]	Republic of Romania	2.124%	7/16/31	74	79
[7,8]	Republic of Romania	2.000%	1/28/32	1,388	1,453
	Republic of Serbia	7.250%	9/28/21	1,951	2,076
	Republic of Slovenia	5.500%	10/26/22	280	308
[7]	Republic of Slovenia	5.250%	2/18/24	300	345
	Republic of South Africa	5.875%	9/16/25	695	738
[8]	Republic of the Philippines	0.000%	2/3/23	1,199	1,318
	Russian Federation	4.750%	5/27/26	600	234
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	277	290
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	875
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,248
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,363
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	274
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	692	709
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	330
	State of Israel	3.150%	6/30/23	525	560
	State of Israel	2.750%	7/3/30	334	366
	State of Kuwait	2.750%	3/20/22	2,078	2,141
	State of Qatar	4.500%	1/20/22	445	468
	State of Qatar	3.375%	3/14/24	700	750
	State of Qatar	3.400%	4/16/25	1,415	1,539
	United Mexican States	4.000%	10/2/23	200	213
[4]	United Mexican States	3.900%	4/27/25	3,590	3,831
	United Mexican States	4.150%	3/28/27	1,275	1,368
	United Mexican States	4.500%	4/22/29	200	216
Total Sovereign Bonds (Cost $103,841)					106,146
Taxable Municipal Bonds (0.1%)
[18]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	770	930
	Research Foundation of State University of New York	4.248%	9/1/35	200	218
Total Taxable Municipal Bonds (Cost $1,176)					1,148

Short-Term Investment-Grade Portfolio

			Market
			Value•
		Shares	($000)
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
19	Vanguard Short-Term Corporate Bond ETF	32,236	2,665
Total Common Stocks (Cost $2,608)			2,665

		Coupon
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
20	Vanguard Market Liquidity Fund (Cost $56,162)	0.227%	561,671	56,167
Total Investments (100.8%) (Cost $1,996,647)				2,061,174
Other Asset and Liabilities—Net (-0.8%)				(16,828)
Net Assets (100%)				2,044,346

Cost is in $000.

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
1	Securities with a value of $660,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $119,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $4,380,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $365,204,000, representing 17.9% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Canadian dollars.
12	Non-income-producing security—security in default.
13	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2020.
14	Guaranteed by multiple countries.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Kingdom of Saudi Arabia.
17	Guaranteed by the Republic of Indonesia.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 0.565% Semiannually	BNPSW	9/4/20	0.565%	7,667	(54)
2-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 0.505% Semiannually	DBAG	9/10/20	0.505%	7,667	(45)
					(99)

Put Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.765% Semiannually	BNPSW	9/4/20	0.765%	7,667	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.505% Semiannually	DBAG	9/10/20	0.505%	7,667	—

					—

Total Options Written (Premiums Received $86)					(99)

BNPSW—BNP Paribas.

DBAG—Deutsche Bank AG.

Short-Term Investment-Grade Portfolio

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	September 2020	173	21,753	—
30-Year U.S. Treasury Bond	September 2020	4	714	5
Ultra 10-Year U.S. Treasury Note	September 2020	2	315	1
				6

Short Futures Contracts
2-Year U.S. Treasury Note	September 2020	(113)	(24,954)	(21)
Euro-Schatz	September 2020	(115)	(14,489)	(18)
Euro-Bobl	September 2020	(43)	(6,521)	(38)
10-Year U.S. Treasury Note	September 2020	(36)	(5,010)	2
Ultra Long U.S. Treasury Bond	September 2020	(15)	(3,272)	(18)
AUD 3-Year Treasury Bond	September 2020	(31)	(2,504)	1
Long Gilt	September 2020	(8)	(1,364)	(3)
Euro-Bund	September 2020	(6)	(1,190)	(17)
5-Year Canadian Government Bond	September 2020	(10)	(939)	(2)
AUD 10-Year Treasury Bond	September 2020	(8)	(821)	(2)
				(116)
				(110)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	7/15/20	EUR	182	USD	206	—	(1)
UBS AG	7/15/20	AUD	172	USD	118	1	—
BNP Paribas	7/15/20	USD	20,153	EUR	17,922	11	—
Toronto-Dominion Bank	7/15/20	USD	17,738	AUD	25,915	—	(148)
Citigroup Global Markets Inc.	7/15/20	USD	8,697	EUR	7,690	55	—
Royal Bank of Canada	7/15/20	USD	5,845	GBP	4,660	70	—
Bank of Montreal	7/15/20	USD	2,506	EUR	2,218	14	—
Toronto-Dominion Bank	7/31/20	USD	1,163	CAD	1,588	—	(6)
J.P. Morgan Securities LLC	7/15/20	USD	905	GBP	718	14	—
Morgan Stanley Capital Services LLC	7/15/20	USD	172	AUD	249	—	—
BNP Paribas	7/31/20	USD	79	CAD	108	—	(1)
BNP Paribas	7/15/20	USD	4	JPY	471	—	—
						165	(156)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

Short-Term Investment-Grade Portfolio

Centrally Cleared Credit Default Swaps

				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid	)[1]	Value	(Depreciation	)
Reference Entity	Date	(000)		(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/20/25	USD	93,675	1.000		1,014	1,517

1 Periodic premium received/paid quarterly.

USD–U.S. dollar.

Over-the-Counter Credit Default Swaps

							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Received )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	835	1.000		14	6	8	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	415	1.000		8	3	5	—
Boeing Co./A2	6/20/24	GSI	635	1.000		(38)	12	—	(50)
Metlife Inc./A3	12/20/20	GSCM	350	1.000		2	—	2	—
Metlife Inc./A3	12/20/21	BARC	160	1.000		1	—	1	—
People’s Republic of China/A3	6/20/22	BNPSW	665	1.000		11	3	8	—
People’s Republic of China/A3	6/20/24	GSI	295	1.000		7	5	2	—
Verizon Communications Inc./Baa1	12/20/22	GSI	835	1.000		8	7	1	—
						13	36	27	(50)

Credit Protection Purchased
American International Group Inc.	12/20/20	GSCM	350	(1.000)		(2)	(1)	—	(1)
American International Group Inc.	12/20/20	GSCM	175	(1.000)		(1)	—	—	(1)
Autozone Inc.	12/20/20	GSCM	240	(1.000)		(1)	(1)	—	—
Bank of China Ltd.	12/20/21	BNPSW	300	(1.000)		(4)	—	—	(4)
Bank of China Ltd.	6/20/22	BNPSW	665	(1.000)		(11)	—	—	(11)
Bank of China Ltd.	6/20/23	BNPSW	515	(1.000)		(11)	(5)	—	(6)
Boeing Co.	12/20/24	JPMC	310	(1.000)		16	24	—	(8)
Commerzbank AG	6/20/21	BOANA	590	(1.000)		(3)	1	—	(4)
CVS Health Corp.	12/20/20	BOANA	240	(1.000)		(1)	(1)	—	—
CVS Health Corp.	12/20/20	BOANA	240	(1.000)		(1)	(1)	—	—
CVS Health Corp.	12/20/20	BOANA	120	(1.000)		(1)	—	—	(1)
CVS Health Corp.	12/20/20	BOANA	120	(1.000)		—	—	—	—
CVS Health Corp.	12/20/21	BARC	465	(1.000)		(6)	(4)	—	(2)
CVS Health Corp.	12/20/21	BARC	160	(1.000)		(2)	(1)	—	(1)
CVS Health Corp.	12/20/21	JPMC	700	(1.000)		(9)	(6)	—	(3)
Deutsche Bank AG	12/20/22	JPMC	500	(1.000)		4	(1)	5	—
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)		(11)	(8)	—	(3)
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)		(11)	(8)	—	(3)

Short-Term Investment-Grade Portfolio

Over-the-Counter Credit Default Swaps (continued)

							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Received )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Federative Republic of Brazil	6/20/25	MSCS	375	(1.000)		26	47	—	(21)
Federative Republic of Brazil	12/20/25	GSCM	275	(1.000)		22	40	—	(18)
Lincoln National Corp.	6/20/21	BARC	80	(1.000)		(1)	—	—	(1)
Lincoln National Corp.	6/20/21	BARC	80	(1.000)		(1)	—	—	(1)
Lincoln National Corp.	12/20/21	BARC	160	(1.000)		(2)	—	—	(2)
McDonald’s Corp.	6/20/22	GSI	675	(1.000)		(12)	(8)	—	(4)
Raytheon Co.	12/20/21	GSI	585	(1.000)		(8)	(6)	—	(2)
Raytheon Co.	12/20/21	GSI	580	(1.000)		(8)	(6)	—	(2)
Republic of Colombia	6/20/25	JPMC	790	(1.000)		21	92	—	(71)
Republic of South Africa	6/20/25	GSI	540	(1.000)		50	69	—	(19)
Republic of South Africa	6/20/25	MSCS	190	(1.000)		18	26	—	(8)
Republic of Turkey	6/20/25	JPMC	120	(1.000)		20	19	1	—
Societe Generale SA	12/20/21	JPMC	235	(1.000)		(3)	—	—	(3)
Standard Chartered Bank	12/20/21	JPMC	395	(1.000)		(5)	—	—	(5)
State of Qatar	6/20/22	CITNA	50	(1.000)		(1)	—	—	(1)
United Mexican States	6/20/25	BARC	400	(1.000)		10	7	3	—
Wells Fargo & Co.	9/20/20	BOANA	620	(1.000)		(1)	(1)	—	—
						70	267	9	(206)
						83	303	36	(256)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

Short-Term Investment-Grade Portfolio

Centrally Cleared Interest Rate Swaps

			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date[1]	($000)	(%	)	(%	)	($000)	($000)
9/16/21	9/16/20	5,457	0.250		(0.000)		1	3
9/16/22	9/16/20	5,161	(0.500)		0.000		(30)	(5)
9/18/23	9/16/20	9,357	(0.500)		0.000		(76)	(13)
9/16/24	9/16/20	4,728	(0.500)		0.000		(43)	(9)
9/16/25	9/16/20	3,463	(0.500)		0.000		(28)	(7)
9/16/27	9/16/20	4,418	(0.750)		0.000		(82)	(10)
							(258)	(41)

1	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly..

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,937,876)	2,002,342
Affiliated Issuers (Cost $58,770)	58,832
Total Investments in Securities	2,061,174
Investment in Vanguard	90
Cash	17
Foreign Currency, at Value (Cost $279)	278
Receivables for Investment Securities Sold	3,413
Receivables for Accrued Income	13,376
Receivables for Capital Shares Issued	997
Swap Premiums Paid	361
Variation Margin Receivable—Futures Contracts	31
Variation Margin Receivable—Centrally Cleared Swap Contracts	69
Unrealized Appreciation—Forward Currency Contracts	165
Unrealized Appreciation—Over-the-Counter Swap Contracts	36
Total Assets	2,080,007
Liabilities
Payables for Investment Securities Purchased	33,624
Payables for Capital Shares Redeemed	1,309
Payables to Vanguard	148
Options Written, at Value (Premiums Received $86)	99
Swap Premiums Received	58
Variation Margin Payable—Futures Contracts	9
Variation Margin Payable—Centrally Cleared Swap Contracts	2
Unrealized Depreciation—Forward Currency Contracts	156
Unrealized Depreciation—Over-the-Counter Swap Contracts	256
Total Liabilities	35,661
Net Assets	2,044,346

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,967,266
Total Distributable Earnings (Loss)	77,080
Net Assets	2,044,346

Net Assets
Applicable to 187,399,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,044,346
Net Asset Value Per Share	$10.91

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	3
Dividends—Affiliated Issuers	11
Interest—Unaffiliated Issuers	24,895
Interest—Affiliated Issuers	297
Total Income	25,206
Expenses
The Vanguard Group—Note B
Investment Advisory Services	97
Management and Administrative	1,116
Marketing and Distribution	113
Custodian Fees	30
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,365
Net Investment Income	23,841
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	3,867
Investment Securities Sold—Affiliated Issuers	(110)
Futures Contracts	(43)
Options Purchased	(58)
Options Written	317
Swap Contracts	(567)
Forward Currency Contracts	2,695
Foreign Currencies	(1,673)
Realized Net Gain (Loss)	4,428
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	35,099
Investment Securities—Affiliated Issuers	62
Futures Contracts	(217)
Options Purchased	71
Options Written	(14)
Swap Contracts	1,385
Forward Currency Contracts	393
Foreign Currencies	(9)
Change in Unrealized Appreciation (Depreciation)	36,770
Net Increase (Decrease) in Net Assets Resulting from Operations	65,039

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,841	51,367
Realized Net Gain (Loss)	4,428	2,825
Change in Unrealized Appreciation (Depreciation)	36,770	45,833
Net Increase (Decrease) in Net Assets Resulting from Operations	65,039	100,025
Distributions[1]
Total Distributions	(51,983)	(46,758)
Capital Share Transactions
Issued	443,699	444,226
Issued in Lieu of Cash Distributions	51,983	46,758
Redeemed	(371,010)	(320,964)
Net Increase (Decrease) from Capital Share Transactions	124,672	170,020
Total Increase (Decrease)	137,728	223,287
Net Assets
Beginning of Period	1,906,618	1,683,331
End of Period	2,044,346	1,906,618

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.84	$10.54	$10.63	$10.63	$10.55	$10.63
Investment Operations
Net Investment Income	.131 [1]	.302 [1]	.284 [1]	.224 [1]	.215	.207
Net Realized and Unrealized Gain (Loss) on Investments	.233	.287	(.187)	.005	.068	(.088)
Total from Investment Operations	.364	.589	.097	.229	.283	.119
Distributions
Dividends from Net Investment Income	(.294)	(.289)	(.187)	(.211)	(.203)	(.197)
Distributions from Realized Capital Gains	—	—	—	(.018)	—	(.002)
Total Distributions	(.294)	(.289)	(.187)	(.229)	(.203)	(.199)
Net Asset Value, End of Period	$10.91	$10.84	$10.54	$10.63	$10.63	$10.55

Total Return	3.50%	5.69%	0.94%	2.19%	2.72%	1.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,044	$1,907	$1,683	$1,604	$1,372	$1,303
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.83%	2.72%	2.11%	2.05%	1.94%
Portfolio Turnover Rate	43%[2]	67%[2]	78%	83%	65%	74%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 0% and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Portfolio

Notes to Financial Statements

The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Short-Term Investment-Grade Portfolio

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 2% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended June 30, 2020, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Options: The portfolio invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2020, the portfolio’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The portfolio had no open option contracts on futures at June 30, 2020.

Short-Term Investment-Grade Portfolio

6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay a fixed rate and receive a floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2020, the portfolio’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Short-Term Investment-Grade Portfolio

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended June 30, 2020, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that

Short-Term Investment-Grade Portfolio

counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

9. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage- dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Short-Term Investment-Grade Portfolio

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $90,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	96,887	—	96,887
Asset-Backed/Commercial Mortgage-Backed Securities	—	337,105	600	337,705
Corporate Bonds	—	1,460,456	—	1,460,456
Sovereign Bonds	—	106,146	—	106,146
Taxable Municipal Bonds	—	1,148	—	1,148
Common Stocks	2,665	—	—	2,665
Temporary Cash Investments	56,167	—	—	56,167
Total	58,832	2,001,742	600	2,061,174
Derivative Financial Instruments
Assets
Futures Contracts[1]	31	—	—	31
Forward Currency Contracts	—	165	—	165
Swap Contracts	69[1]	36	—	105
Total	100	201	—	301
Liabilities
Options Written	—	99	—	99
Futures Contracts[1]	9	—	—	9
Forward Currency Contracts	—	156	—	156
Swap Contracts	2[1]	256	—	258
Total	11	511	—	522

1 Represents variation margin on the last day of the reporting period.

Short-Term Investment-Grade Portfolio

D. At June 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Swap Premiums Paid	—	—	361	361
Variation Margin Receivable—Futures Contracts	31	—	—	31
Variation Margin Receivable—Centrally Cleared Swap Contracts	6	—	63	69
Unrealized Appreciation—Forward Currency Contracts	—	165	—	165
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	36	36
Total Assets	37	165	460	662

Options Written	99	—	—	99
Swap Premiums Received	—	—	58	58
Variation Margin Payable—Futures Contracts	9	—	—	9
Variation Margin Payable—Centrally Cleared Swap Contracts	—	—	2	2
Unrealized Depreciation—Forward Currency Contracts	—	156	—	156
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	256	256
Total Liabilities	108	156	316	580

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2020, were:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(43)	—	—	(43)
Options Purchased	(23)	—	(35)	(58)
Options Written	227	—	90	317
Swap Contracts	(1,777)	—	1,210	(567)
Forward Currency Contracts	—	2,695	—	2,695
Realized Net Gain (Loss) on Derivatives	(1,616)	2,695	1,265	2,344

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(217)	—	—	(217)
Options Purchased	53	—	18	71
Options Written	(21)	—	7	(14)
Swap Contracts	(162)	—	1,547	1,385
Forward Currency Contracts	—	393	—	393
Change in Unrealized Appreciation (Depreciation) on Derivatives	(347)	393	1,572	1,618

Short-Term Investment-Grade Portfolio

E. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,997,554
Gross Unrealized Appreciation	69,891
Gross Unrealized Depreciation	(4,912)
Net Unrealized Appreciation (Depreciation)	64,979

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the portfolio had available capital losses totaling $13,376,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended June 30, 2020, the portfolio purchased $668,170,000 of investment securities and sold $486,724,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $346,615,000 and $316,591,000, respectively.

The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $86,551,000 and $87,821,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	41,066	41,665
Issued in Lieu of Cash Distributions	5,027	4,483
Redeemed	(34,518)	(30,064)
Net Increase (Decrease) in Shares Outstanding	11,575	16,084

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

Short-Term Investment-Grade Portfolio

H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	33,582	NA1	NA1	(110)	5	297	—	56,167
Vanguard Short-Term Corporate Bond ETF	—	2,608	—	—	57	11	—	2,665
Total	33,582			(110)	62	308	—	58,832

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Short-Term Investment-Grade Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Short-Term Investment-Grade Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Short-Term Investment-Grade Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Small Company Growth Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•  Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Small Company Growth Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$921.99	$1.43
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.37	1.51

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

309

Small Company Growth Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	3.4%
Consumer Discretionary	13.2
Consumer Staples	1.3
Energy	0.1
Financials	3.7
Health Care	29.9
Industrials	17.8
Information Technology	26.7
Materials	2.0
Real Estate	1.4
Utilities	0.5

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

310

Small Company Growth Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.1%)
Communication Services (3.3%)
*	Pinterest Inc. Class A	965,157	21,397
	Cinemark Holdings Inc.	527,914	6,097
*	Cargurus Inc.	177,147	4,491
*	EverQuote Inc. Class A	75,852	4,412
*	Zynga Inc.	462,153	4,409
*,^	Match Group Inc.	33,339	3,569
*	TechTarget Inc.	116,776	3,507
*	Boingo Wireless Inc.	230,353	3,068
*	Bandwidth Inc. Class A	20,316	2,580
*	Glu Mobile Inc.	264,226	2,449
*	Eventbrite Inc. Class A	64,653	554
*	Vonage Holdings Corp.	51,490	518
*,^	Eros International plc	159,123	503
*	Liberty Media Corp-Liberty Braves	22,395	442
*	Cardlytics Inc.	5,901	413
*	Liberty TripAdvisor Holdings Inc. Class A	154,840	330
			58,739
Consumer Discretionary (12.7%)
*	Skechers USA Inc. Class A	738,099	23,162
	Hanesbrands Inc.	2,008,599	22,677
*	Sally Beauty Holdings Inc.	1,772,947	22,215
*	frontdoor Inc.	426,541	18,909
	Carter’s Inc.	131,607	10,621
	Shutterstock Inc.	283,081	9,899
*	Etsy Inc.	86,337	9,172
	Polaris Inc.	87,623	8,110
*	Vroom Inc.	155,354	8,100
	Wingstop Inc.	53,396	7,420
*	NVR Inc.	2,050	6,680
	Domino’s Pizza Inc.	17,097	6,316
*	Rh	25,059	6,237
	Rent-A-Center Inc.	223,833	6,227
*	Grand Canyon Education Inc.	67,587	6,119
*	Planet Fitness Inc. Class A	100,026	6,059
	Papa John’s International Inc.	67,883	5,391
*	TopBuild Corp.	44,570	5,071
*	Fox Factory Holding Corp.	53,690	4,435
*	Murphy USA Inc.	37,351	4,205
	PulteGroup Inc.	122,120	4,156
	H&R Block Inc.	220,376	3,147
	PetMed Express Inc.	83,458	2,974
	Gentex Corp.	97,163	2,504
*	1-800-Flowers.com Inc. Class A	112,200	2,246
	Strategic Education Inc.	11,564	1,777
*	Gentherm Inc.	45,602	1,774
*	Perdoceo Education Corp.	100,822	1,606
	Service Corp. International	41,022	1,595
	Kontoor Brands Inc.	78,137	1,392
*	Rubicon Project Inc.	207,214	1,382
*	Everi Holdings Inc.	262,576	1,355
*	Skyline Champion Corp.	45,324	1,103
*	Asbury Automotive Group Inc.	7,195	556
	Core-Mark Holding Co. Inc.	16,239	405
*	Mattel Inc.	40,090	388
	Camping World Holdings Inc. Class A	9,678	263
	Lithia Motors Inc. Class A	1,212	183
	Winnebago Industries Inc.	2,524	168
			225,999
Consumer Staples (1.2%)
	Coca-Cola Consolidated Inc.	22,006	5,044
	John B Sanfilippo & Son Inc.	57,411	4,899
	Casey’s General Stores Inc.	22,352	3,342
*	elf Beauty Inc.	129,419	2,468
*	Beyond Meat Inc.	15,946	2,136
^	B&G Foods Inc.	50,350	1,228
	Reynolds Consumer Products Inc.	26,976	937
*	TreeHouse Foods Inc.	15,580	682
*	USANA Health Sciences Inc.	7,590	557
			21,293
Energy (0.1%)
*	Dorian LPG Ltd.	180,084	1,394
	DMC Global Inc.	15,374	424
*	CONSOL Energy Inc.	46,768	237
			2,055
Financials (3.6%)
	LPL Financial Holdings Inc.	174,631	13,691
	Primerica Inc.	59,857	6,979
	WisdomTree Investments Inc.	1,963,900	6,815
	MarketAxess Holdings Inc.	12,435	6,229
	Bank OZK	211,262	4,958
*	Palomar Holdings Inc.	43,758	3,753
	Walker & Dunlop Inc.	61,656	3,133
	First Financial Bankshares Inc.	90,391	2,611
	Virtus Investment Partners Inc.	19,798	2,302
	Artisan Partners Asset Management Inc. Class A	61,283	1,992
	Lazard Ltd. Class A	63,974	1,832
	National General Holdings Corp.	74,905	1,619
	Brightsphere Investment Group Inc.	104,544	1,303
	Cowen Inc. Class A	75,327	1,221
	Erie Indemnity Co. Class A	5,068	973
	Westamerica BanCorp	16,128	926
	Universal Insurance Holdings Inc.	51,576	915
	FactSet Research Systems Inc.	2,376	780
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,034	542
	Prosperity Bancshares Inc.	6,690	397
*	Assetmark Financial Holdings Inc.	10,903	298
	Curo Group Holdings Corp.	36,049	294
	PennyMac Financial Services Inc.	1,800	75
			63,638
Health Care (28.6%)
*	Quidel Corp.	118,303	26,469
	STERIS plc	155,990	23,935
*	BioTelemetry Inc.	483,863	21,866
*	Merit Medical Systems Inc.	441,122	20,137
*	Syneos Health Inc.	316,323	18,426
*	MEDNAX Inc.	867,742	14,838
*	Hologic Inc.	205,705	11,725
*	ABIOMED Inc.	43,700	10,556
	Cooper Cos. Inc.	35,418	10,046
*	Deciphera Pharmaceuticals Inc.	164,973	9,852
*	Sarepta Therapeutics Inc.	60,776	9,745
*	Neurocrine Biosciences Inc.	78,561	9,584
*	Immunomedics Inc.	256,376	9,086
*	Agios Pharmaceuticals Inc.	150,928	8,072
	Chemed Corp.	17,257	7,784
*	PRA Health Sciences Inc.	77,492	7,539
*	Revance Therapeutics Inc.	295,166	7,208
*	HealthEquity Inc.	121,093	7,105
*	Heron Therapeutics Inc.	452,729	6,660
*	AMN Healthcare Services Inc.	145,835	6,598
	Bruker Corp.	158,427	6,445
*	Exact Sciences Corp.	73,525	6,392
*	Novocure Ltd.	103,301	6,126
*	Alnylam Pharmaceuticals Inc.	41,089	6,086
*	Medpace Holdings Inc.	63,761	5,931
*	Schrodinger Inc.	64,758	5,930
*,^	Viking Therapeutics Inc.	816,143	5,884
*,^	Esperion Therapeutics Inc.	111,582	5,725
*	Axogen Inc.	617,202	5,703
*	Kodiak Sciences Inc.	103,023	5,576
	Encompass Health Corp.	88,293	5,468
*	Haemonetics Corp.	60,799	5,445
*	Retrophin Inc.	257,527	5,256
*,^	Inovio Pharmaceuticals Inc.	189,315	5,102
*	Integer Holdings Corp.	68,105	4,975
*	Halozyme Therapeutics Inc.	184,698	4,952
*	Ironwood Pharmaceuticals Inc.	476,954	4,922
*	STAAR Surgical Co.	71,127	4,377
*	Nevro Corp.	35,569	4,249
*	Tenet Healthcare Corp.	228,036	4,130
*	CorVel Corp.	57,375	4,067
*	Acceleron Pharma Inc.	41,327	3,937
*	Biohaven Pharmaceutical Holding Co. Ltd.	53,815	3,934
*	Teladoc Health Inc.	20,082	3,832
*	Masimo Corp.	16,737	3,816
*	Novavax Inc.	45,744	3,813
	Hill-Rom Holdings Inc.	34,040	3,737

311

Small Company Growth Portfolio

			Market
			Value•
		Shares	($000)
*	Integra LifeSciences Holdings Corp.	79,429	3,732
*	Horizon Therapeutics plc	65,347	3,632
*	Puma Biotechnology Inc.	347,310	3,622
*	Natera Inc.	71,731	3,577
*	Veeva Systems Inc. Class A	15,203	3,564
*	MacroGenics Inc.	126,697	3,537
*	Molina Healthcare Inc.	19,674	3,502
*	Ionis Pharmaceuticals Inc.	54,830	3,233
*	IQVIA Holdings Inc.	22,260	3,158
*	Spectrum Pharmaceuticals Inc.	858,877	2,903
*	Alkermes plc	145,887	2,831
*	Arrowhead Pharmaceuticals Inc.	64,882	2,802
*	Voyager Therapeutics Inc.	219,290	2,767
*	Avantor Inc.	157,592	2,679
*	GenMark Diagnostics Inc.	174,983	2,574
*	DBV Technologies SA ADR	583,691	2,562
*	Corcept Therapeutics Inc.	148,298	2,494
*,^	Precigen Inc.	496,250	2,476
*	Inovalon Holdings Inc. Class A	122,243	2,354
*	Enanta Pharmaceuticals Inc.	45,617	2,290
*	Eidos Therapeutics Inc.	48,030	2,290
*	VBI Vaccines Inc.	684,224	2,121
	PerkinElmer Inc.	20,711	2,032
*	ImmunoGen Inc.	406,114	1,868
*	Vanda Pharmaceuticals Inc.	162,991	1,865
*	Karuna Therapeutics Inc.	16,539	1,843
	West Pharmaceutical Services Inc.	7,986	1,814
*	Surmodics Inc.	41,525	1,796
*	Viela Bio Inc.	39,455	1,709
*	Constellation Pharmaceuticals Inc.	54,373	1,634
*	DexCom Inc.	3,953	1,603
*	Iovance Biotherapeutics Inc.	54,146	1,486
*	Adverum Biotechnologies Inc	70,057	1,463
*	Precision BioSciences Inc.	161,005	1,341
*	Lantheus Holdings Inc.	88,795	1,270
*	TG Therapeutics Inc.	61,052	1,189
*	Karyopharm Therapeutics Inc.	62,246	1,179
*	OraSure Technologies Inc.	100,409	1,168
*	Charles River Laboratories International Inc.	6,679	1,165
*	IGM Biosciences Inc.	15,768	1,151
*	Momenta Pharmaceuticals Inc.	33,027	1,099
*	ACADIA Pharmaceuticals Inc.	22,302	1,081
*	Meridian Bioscience Inc.	45,139	1,051
	Bio-Techne Corp.	3,922	1,036
*	Bioxcel Therapeutics Inc.	19,303	1,023
*	Epizyme Inc.	59,418	954
*	Denali Therapeutics Inc.	38,989	943
	Phibro Animal Health Corp. Class A	32,100	843
*	HMS Holdings Corp.	25,170	815
*	Minerva Neurosciences Inc.	221,844	801
*	Krystal Biotech Inc.	18,622	771
*	Vapotherm Inc.	18,654	765
*	Progyny Inc.	28,906	746
*	Agenus Inc.	186,382	733
*	Kala Pharmaceuticals Inc.	67,476	709
*,^	Selecta Biosciences Inc.	248,496	706
	Luminex Corp.	21,539	701
*	Aprea Therapeutics Inc.	18,041	700
*	Translate Bio Inc.	38,939	698
*	Ocular Therapeutix Inc.	79,746	664
*	Radius Health Inc.	46,807	638
*	Apellis Pharmaceuticals Inc.	19,358	632
*	Pieris Pharmaceuticals Inc.	190,939	592
*	Cue Biopharma Inc.	23,438	575
*	Jounce Therapeutics Inc.	82,112	567
*	Arvinas Inc.	16,050	538
*	Y-mAbs Therapeutics Inc.	12,451	538
*	NextCure Inc.	24,501	525
*	Rocket Pharmaceuticals Inc.	24,941	522
*	Surgery Partners Inc.	44,523	515
*	Catalyst Pharmaceuticals Inc.	105,854	489
*	Pennant Group Inc.	21,188	479
*	Fluidigm Corp.	116,474	467
*	Natus Medical Inc.	20,851	455
*	Heska Corp.	4,877	454
	US Physical Therapy Inc.	5,539	449
*	MannKind Corp.	255,927	448
*	Fulgent Genetics Inc.	27,108	434
*	Applied Therapeutics Inc.	11,832	428
*	Kiniksa Pharmaceuticals Ltd. Class A	15,571	397
	Atrion Corp.	615	392
*	Silk Road Medical Inc.	9,084	381
*,^	Endologix Inc.	462,140	372
*,^	Cassava Sciences Inc.	120,446	371
*	ICU Medical Inc.	1,975	364
*	Myriad Genetics Inc.	30,657	348
*	Quotient Ltd.	46,273	342
*	Akebia Therapeutics Inc.	24,390	331
*	Collegium Pharmaceutical Inc.	18,849	330
*	Pacific Biosciences of California Inc.	93,744	323
*	Marinus Pharmaceuticals Inc.	114,669	291
*	Ardelyx Inc.	39,892	276
*	Assembly Biosciences Inc.	11,583	270
*,^	Acorda Therapeutics Inc.	367,609	270
*	Syros Pharmaceuticals Inc.	24,648	263
*	Sientra Inc.	66,528	257
*	CytoSorbents Corp.	25,802	255
*	Recro Pharma Inc.	49,143	224
*	Calithera Biosciences Inc.	39,387	208
*	Bellerophon Therapeutics Inc.	14,592	183
*	Eiger BioPharmaceuticals Inc.	15,901	153
			508,502
Industrials (17.1%)
*	TriNet Group Inc.	496,581	30,262
	ABM Industries Inc.	522,331	18,961
*	Sensata Technologies Holding plc	503,417	18,742
	Ritchie Bros Auctioneers Inc.	439,736	17,963
*	Clean Harbors Inc.	283,744	17,019
*	Middleby Corp.	212,633	16,785
*	Kirby Corp.	263,645	14,121
	John Bean Technologies Corp.	151,723	13,051
	Tennant Co.	183,243	11,913
*,^	Cimpress plc	128,214	9,788
	CH Robinson Worldwide Inc.	99,998	7,906
	Matson Inc.	251,870	7,329
	Heartland Express Inc.	332,417	6,921
	Forward Air Corp.	125,466	6,251
	Landstar System Inc.	53,034	5,956
	Woodward Inc.	69,428	5,384
	Allegion plc	52,145	5,330
*	GMS Inc.	199,252	4,900
	Huntington Ingalls Industries Inc.	27,101	4,729
	BWX Technologies Inc.	80,415	4,555
*	Atkore International Group Inc.	161,813	4,426
	Kennametal Inc.	152,150	4,368
*	Builders FirstSource Inc.	208,717	4,320
	Kforce Inc.	146,099	4,273
	Allison Transmission Holdings Inc.	115,355	4,243
*	Aerojet Rocketdyne Holdings Inc.	104,031	4,124
*	Foundation Building Materials Inc.	252,701	3,945
	EMCOR Group Inc.	57,699	3,816
*	Great Lakes Dredge & Dock Corp.	322,237	2,984
	Albany International Corp.	40,670	2,388
	Steelcase Inc. Class A	188,058	2,268
	Tetra Tech Inc.	28,174	2,229
	Mueller Industries Inc.	81,751	2,173
*	Generac Holdings Inc.	16,363	1,995
	Enerpac Tool Group Corp. Class A	108,709	1,913
	Exponent Inc.	23,008	1,862
	Fortune Brands Home & Security Inc.	29,090	1,860
	MSA Safety Inc.	15,951	1,825
	Hubbell Inc. Class B	13,282	1,665
	Robert Half International Inc.	30,177	1,594
	AAON Inc.	27,309	1,483
*,^	Alpha Pro Tech Ltd.	83,559	1,479
*	Vicor Corp.	19,638	1,413
*	MasTec Inc.	30,693	1,377
*	American Woodmark Corp.	17,834	1,349
	McGrath RentCorp	24,904	1,345
*	HD Supply Holdings Inc.	36,941	1,280
*	FTI Consulting Inc.	6,983	800
	Barrett Business Services Inc.	14,086	748
	UFP Industries Inc.	14,397	713
	Graco Inc.	14,031	673
*	Vivint Solar Inc.	65,084	644
	Franklin Electric Co. Inc.	11,472	603
	Covanta Holding Corp.	48,859	469
*	Echo Global Logistics Inc.	20,938	453
	National Presto Industries Inc.	4,939	432
	Lindsay Corp.	4,548	419
*	SPX Corp.	9,778	402
*	Ameresco Inc. Class A	14,240	396
	CoreLogic Inc.	3,473	233
*	Mastech Digital Inc.	8,834	229
	Kimball International Inc. Class B	16,522	191
	Acuity Brands Inc.	1,907	183
	Brady Corp. Class A	3,740	175
	Terex Corp.	8,648	162
			303,788
Information Technology (25.7%)
*	ON Semiconductor Corp.	1,178,384	23,356
*	2U Inc.	534,514	20,290

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Small Company Growth Portfolio

			Market
			Value•
		Shares	($000)
*	J2 Global Inc.	313,436	19,812
*	SolarWinds Corp.	993,877	17,562
*	Pluralsight Inc. Class A	755,429	13,635
*	Trimble Inc.	260,619	11,256
*	Fair Isaac Corp.	26,409	11,040
	Belden Inc.	338,590	11,021
*	Proofpoint Inc.	93,627	10,404
	LogMeIn Inc.	115,737	9,811
*	Nuance Communications Inc.	382,161	9,671
*	Gartner Inc.	78,033	9,468
	Booz Allen Hamilton Holding Corp. Class A	120,381	9,364
*	New Relic Inc.	135,869	9,361
*	FireEye Inc.	767,956	9,350
*	Manhattan Associates Inc.	93,337	8,792
*	Five9 Inc.	77,613	8,589
*	Zendesk Inc.	96,001	8,499
*	Lattice Semiconductor Corp.	287,493	8,162
*	Inphi Corp.	64,396	7,567
*	Workiva Inc.	139,082	7,440
*	Enphase Energy Inc.	148,491	7,064
*	Alteryx Inc. Class A	39,317	6,459
*	Paycom Software Inc.	20,335	6,298
*	Cadence Design Systems Inc.	65,276	6,264
	SS&C Technologies Holdings Inc.	108,457	6,126
*	Fortinet Inc.	44,123	6,057
*	ChannelAdvisor Corp.	365,181	5,784
*	DocuSign Inc. Class A	33,515	5,772
*	Atlassian Corp. plc Class A	31,067	5,600
*	Verint Systems Inc.	119,332	5,391
	MAXIMUS Inc.	75,947	5,350
*	Anaplan Inc.	116,432	5,276
*	Wix.com Ltd.	20,372	5,220
*	Fastly Inc. Class A	60,299	5,133
	CDW Corp.	44,070	5,120
	Jabil Inc.	155,570	4,991
*	Teradata Corp.	233,523	4,857
*	EPAM Systems Inc.	19,212	4,842
*	Zebra Technologies Corp.	18,639	4,771
*	Euronet Worldwide Inc.	48,981	4,693
	CDK Global Inc.	112,635	4,665
*	Ceridian HCM Holding Inc.	57,920	4,591
*	Diodes Inc.	83,128	4,215
*	Box Inc.	190,790	3,961
*	Synaptics Inc.	61,111	3,674
*	Silicon Laboratories Inc.	35,769	3,587
*	Cardtronics plc Class A	148,691	3,566
	TTEC Holdings Inc.	70,278	3,272
*	Cornerstone OnDemand Inc.	81,666	3,149
	Switch Inc.	176,307	3,142
*	SunPower Corp.	400,857	3,071
*	HubSpot Inc.	13,247	2,972
*	SPS Commerce Inc.	38,739	2,910
*	Domo Inc.	89,272	2,872
*	eGain Corp.	257,311	2,859
*	Model N Inc.	79,699	2,770
*	Cirrus Logic Inc.	41,396	2,557
*	FormFactor Inc.	77,808	2,282
	Perspecta Inc.	95,647	2,222
*	Itron Inc.	33,356	2,210
*	Okta Inc.	10,848	2,172
*	Paylocity Holding Corp.	14,831	2,164
*	NCR Corp.	104,270	1,806
	Xperi Holding Corp.	118,007	1,742
	CSG Systems International Inc.	40,732	1,686
	Teradyne Inc.	19,292	1,630
*	Unisys Corp.	143,830	1,569
*	Digital Turbine Inc.	122,197	1,536
*	MACOM Technology Solutions Holdings Inc.	41,741	1,434
*	NeoPhotonics Corp.	128,995	1,145
*	Amkor Technology Inc.	89,348	1,100
*	Everbridge Inc.	7,635	1,056
*	MobileIron Inc.	202,540	999
*	OSI Systems Inc.	11,744	877
*	Paysign Inc.	86,862	843
*	Avid Technology Inc.	114,851	835
*	Calix Inc.	55,120	821
	Badger Meter Inc.	12,296	774
*	Perficient Inc.	20,799	744
*	Endurance International Group Holdings Inc.	173,073	697
*	Axcelis Technologies Inc.	22,276	620
*	SiTime Corp.	13,021	617
*	PagerDuty Inc.	21,346	611
*	A10 Networks Inc.	85,805	584
	Jack Henry & Associates Inc.	2,983	549
*	Extreme Networks Inc.	124,999	543
*	Sprout Social Inc. Class A	19,429	525
	NIC Inc.	22,686	521
*	MaxLinear Inc.	23,478	504
*	PFSweb Inc.	73,268	489
*	MicroStrategy Inc.	3,950	467
*	ePlus Inc.	6,264	443
*	Insight Enterprises Inc.	8,650	426
*	Fabrinet	6,637	414
*,^	GTT Communications Inc.	44,847	366
*	CEVA Inc.	9,344	350
*	Akoustis Technologies Inc.	39,395	327
*	Sanmina Corp.	11,637	291
*	Infinera Corp.	46,336	274
	InterDigital Inc.	4,727	268
*	Onto Innovation Inc.	7,650	260
*,^	Atomera Inc.	28,715	258
*	DSP Group Inc.	15,480	246
*	Mitek Systems Inc.	24,289	233
*	PDF Solutions Inc.	10,930	214
*	Lumentum Holdings Inc.	2,319	189
*	Virtusa Corp.	5,504	179
			456,463
Materials (2.0%)
*	Element Solutions Inc.	545,827	5,922
	Scotts Miracle-Gro Co.	41,025	5,517
	Graphic Packaging Holding Co.	306,381	4,286
	Myers Industries Inc.	218,361	3,177
*	Axalta Coating Systems Ltd.	135,518	3,056
	Boise Cascade Co.	78,016	2,934
	Royal Gold Inc.	23,274	2,894
*	Novagold Resources Inc.	242,851	2,229
	Sealed Air Corp.	43,728	1,437
	Avery Dennison Corp.	8,259	942
	Verso Corp.	70,312	841
*,^	Amyris Inc.	148,222	633
*	Summit Materials Inc. NV	29,379	472
*	Koppers Holdings Inc.	9,186	173
			34,513
Other (0.0%)
*	Assertio Holdings Inc.	528,241	453
*,§	NuPathe Inc. CVR	345,900	—
			453
Real Estate (1.4%)
	EastGroup Properties Inc.	33,623	3,988
	GEO Group Inc.	321,285	3,801
	American Homes 4 Rent Class A	141,252	3,800
	PS Business Parks Inc.	23,204	3,072
	National Health Investors Inc.	48,026	2,916
	American Finance Trust Inc.	178,456	1,416
	Universal Health Realty Income Trust	17,506	1,392
	Uniti Group Inc.	148,702	1,390
	Kennedy-Wilson Holdings Inc.	76,928	1,171
	Equity LifeStyle Properties Inc.	9,715	607
	iStar Inc.	42,560	524
	Alexander’s Inc.	1,022	246
^	Pennsylvania REIT	126,859	173
	Innovative Industrial Properties Inc.	1,804	159
			24,655
Utilities (0.4%)
	American States Water Co.	53,685	4,221
	Ormat Technologies Inc.	21,414	1,360
*	Sunnova Energy International Inc.	37,873	647
	California Water Service Group	8,882	424
	South Jersey Industries Inc.	15,381	384
	Clearway Energy Inc. Class A	15,611	327
	Middlesex Water Co.	4,166	280
			7,643
Total Common Stocks (Cost $1,722,172)			1,707,741

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			Market
			Value•
		Shares	($000)
Temporary Cash Investments (6.0%)
Money Market Fund (5.6%)
[1,2]	Vanguard Market Liquidity Fund, 0.227%	1,000,465	100,046

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.4%)
[3]	United States Cash Management Bill, 0.100%–0.135%, 7/14/20	3,030	3,030
[3]	United States Cash Management Bill, 0.210%, 9/15/20	1,520	1,520
[3]	United States Cash Management Bill, 0.116%, 9/29/20	1,720	1,699
			6,249
Total Temporary Cash Investments (Cost $106,305)			106,295
Total Investments (102.1%) (Cost $1,828,477)			1,814,036
Other Assets and Liabilities—Net (-2.1%)			(36,525)
Net Assets (100%)			1,777,511

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,062,000.
§	Security value determined using significant unobservable inputs.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $33,706,000 was received for securities on loan.
3	Cash with a value of $5,529,000 has been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	776	55,779	2,389

See accompanying Notes, which are an integral part of the Financial Statements.

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Small Company Growth Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,728,421)	1,713,990
Affiliated Issuers (Cost $100,056)	100,046
Total Investments in Securities	1,814,036
Investment in Vanguard	81
Receivables for Investment Securities Sold	392
Receivables for Accrued Income	394
Receivables for Capital Shares Issued	119
Variation Margin Receivable—Futures Contracts	548
Total Assets	1,815,570
Liabilities
Due to Custodian	32
Payables for Investment Securities Purchased	1,113
Collateral for Securities on Loan	33,706
Payable to Investment Advisor	310
Payables for Capital Shares Redeemed	2,698
Payables to Vanguard	200
Total Liabilities	38,059
Net Assets	1,777,511

At June 30, 2020, net assets consisted of:

Paid-in Capital	1,801,981
Total Distributable Earnings (Loss)	(24,470)
Net Assets	1,777,511

Net Assets
Applicable to 96,990,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,777,511
Net Asset Value Per Share	$18.33

See accompanying Notes, which are an integral part of the Financial Statements.

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Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	6,748
Interest[1]	378
Securities Lending—Net	924
Total Income	8,050
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,234
Performance Adjustment	(159)
The Vanguard Group—Note C
Management and Administrative	1,408
Marketing and Distribution	94
Custodian Fees	16
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Total Expenses	2,614
Net Investment Income	5,436
Realized Net Gain (Loss)
Investment Securities Sold[1]	(5,914)
Futures Contracts	(6,853)
Realized Net Gain (Loss)	(12,767)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(164,512)
Futures Contracts	1,712
Change in Unrealized Appreciation (Depreciation)	(162,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,131)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $360,000, $55,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,436	12,062
Realized Net Gain (Loss)	(12,767)	174,524
Change in Unrealized Appreciation (Depreciation)	(162,800)	302,576
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,131)	489,162
Distributions[1]
Total Distributions	(190,506)	(234,887)
Capital Share Transactions
Issued	129,256	241,143
Issued in Lieu of Cash Distributions	190,506	234,887
Redeemed	(292,740)	(446,197)
Net Increase (Decrease) from Capital Share Transactions	27,022	29,833
Total Increase (Decrease)	(333,615)	284,108
Net Assets
Beginning of Period	2,111,126	1,827,018
End of Period	1,777,511	2,111,126

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small Company Growth Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.08	$20.30	$24.62	$21.50	$20.79	$24.14
Investment Operations
Net Investment Income	.058[1]	.128[1]	.123[1]	.109[1]	.116	.078
Net Realized and Unrealized Gain (Loss) on Investments	(2.595)	5.323	(1.563)	4.652	2.547	(.577)
Total from Investment Operations	(2.537)	5.451	(1.440)	4.761	2.663	(.499)
Distributions
Dividends from Net Investment Income	(.143)	(.118)	(.103)	(.111)	(.074)	(.087)
Distributions from Realized Capital Gains	(2.070)	(2.553)	(2.777)	(1.530)	(1.879)	(2.764)
Total Distributions	(2.213)	(2.671)	(2.880)	(1.641)	(1.953)	(2.851)
Net Asset Value, End of Period	$18.33	$23.08	$20.30	$24.62	$21.50	$20.79

Total Return	-7.80%	28.05%	-7.22%	23.46%	14.94%	-2.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,778	$2,111	$1,827	$1,750	$1,397	$1,256
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.32%	0.32%	0.34%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.59%	0.52%	0.48%	0.58%	0.33%
Portfolio Turnover Rate	30%	58%	66%	93%	91%	57%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.01%, 0.01%, 0.00%, 0.00%, and (0.01%).

Notes to Financial Statements

The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are

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Small Company Growth Portfolio

valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the

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Small Company Growth Portfolio

committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since March 31, 2016.

Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $385,000 for the six months ended June 30, 2020.

For the six months ended June 30, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the portfolio’s average net assets, before a decrease of $159,000 (0.02%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $81,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Small Company Growth Portfolio

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,707,741	—	—	1,707,741
Temporary Cash Investments	100,046	6,249	—	106,295
Total	1,807,787	6,249	—	1,814,036
Derivative Financial Instruments
Assets
Futures Contracts[1]	548	—	—	548

1	Represents variation margin on the last day of the reporting period.

E.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives were as follows:

Amount
($000)
Tax Cost	1,828,477
Gross Unrealized Appreciation	271,989
Gross Unrealized Depreciation	(284,041)
Net Unrealized Appreciation (Depreciation)	(12,052)

F.  During the six months ended June 30, 2020, the portfolio purchased $518,297,000 of investment securities and sold $673,757,000 of investment securities, other than temporary cash investments.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	7,720	11,011
Issued in Lieu of Cash Distributions	13,855	11,101
Redeemed	(16,060)	(20,656)
Net Increase (Decrease) in Shares Outstanding	5,515	1,456

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable gains.

H.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

320

Small Company Growth Portfolio

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. ArrowMark Partners has managed a portion of the portfolio since 2016.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

321

Small Company Growth Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Small Company Growth Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

322

Total Bond Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your portfolio’s costs in two ways:

•   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$1,062.38	$0.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

323

Total Bond Market Index Portfolio

Portfolio Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed	2.7%
Corporate Bonds	29.2
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	63.5

The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

324

Total Bond Market Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.0%)
U.S. Government Securities (40.0%)
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,235
United States Treasury Note/Bond	2.375%	4/15/21	1,306	1,329
United States Treasury Note/Bond	1.375%	4/30/21	650	656
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,485
United States Treasury Note/Bond	2.000%	5/31/21	1,752	1,781
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,347
United States Treasury Note/Bond	2.625%	6/15/21	3	3
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,126
United States Treasury Note/Bond	1.625%	6/30/21	7,852	7,965
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,618
United States Treasury Note/Bond	1.750%	7/31/21	9,417	9,577
United States Treasury Note/Bond	2.250%	7/31/21	5,675	5,802
United States Treasury Note/Bond	2.750%	8/15/21	20,235	20,817
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,595
United States Treasury Note/Bond	1.500%	8/31/21	10,140	10,297
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,966
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,819
United States Treasury Note/Bond	1.125%	9/30/21	2,317	2,344
United States Treasury Note/Bond	1.500%	9/30/21	2,125	2,160
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,818
United States Treasury Note/Bond	2.875%	10/15/21	9,746	10,084
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,721
United States Treasury Note/Bond	1.500%	10/31/21	18,666	18,996
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,528
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,278
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,763
United States Treasury Note/Bond	1.500%	11/30/21	3,253	3,314
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,659
United States Treasury Note/Bond	2.625%	12/15/21	1	1
United States Treasury Note/Bond	1.625%	12/31/21	15,600	15,941
United States Treasury Note/Bond	2.000%	12/31/21	6,670	6,852
United States Treasury Note/Bond	2.125%	12/31/21	928	955
United States Treasury Note/Bond	2.500%	1/15/22	7,601	7,873
United States Treasury Note/Bond	1.375%	1/31/22	4,868	4,961
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,434
United States Treasury Note/Bond	1.875%	1/31/22	8,835	9,072
United States Treasury Note/Bond	2.000%	2/15/22	135	139
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,274
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,495
United States Treasury Note/Bond	1.875%	2/28/22	9,990	10,272
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,305
United States Treasury Note/Bond	0.375%	3/31/22	11,505	11,546
United States Treasury Note/Bond	1.750%	3/31/22	9,889	10,161
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,370
United States Treasury Note/Bond	2.250%	4/15/22	10,050	10,424
United States Treasury Note/Bond	0.125%	4/30/22	2,938	2,936
United States Treasury Note/Bond	1.750%	4/30/22	4,977	5,121
United States Treasury Note/Bond	1.875%	4/30/22	4,927	5,080
United States Treasury Note/Bond	2.125%	5/15/22	221	229
United States Treasury Note/Bond	0.125%	5/31/22	560	560
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,269
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,867
United States Treasury Note/Bond	1.750%	6/15/22	6,281	6,476
United States Treasury Note/Bond	0.125%	6/30/22	1,884	1,883
United States Treasury Note/Bond	1.750%	6/30/22	5,500	5,674
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,440
United States Treasury Note/Bond	1.750%	7/15/22	16,792	17,333
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,646
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,255
United States Treasury Note/Bond	1.500%	8/15/22	10,098	10,385
United States Treasury Note/Bond	1.625%	8/15/22	2,169	2,236
United States Treasury Note/Bond	7.250%	8/15/22	875	1,006
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,871
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,646
United States Treasury Note/Bond	1.500%	9/15/22	778	801
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,772
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,358
United States Treasury Note/Bond	1.375%	10/15/22	11,286	11,596
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,779
United States Treasury Note/Bond	2.000%	10/31/22	7,947	8,285
United States Treasury Note/Bond	1.625%	11/15/22	21,235	21,968
United States Treasury Note/Bond	7.625%	11/15/22	40	47
United States Treasury Note/Bond	2.000%	11/30/22	20,733	21,647
United States Treasury Note/Bond	1.625%	12/15/22	7,625	7,898
United States Treasury Note/Bond	2.125%	12/31/22	12,951	13,582
United States Treasury Note/Bond	1.500%	1/15/23	7,705	7,965
United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,304
United States Treasury Note/Bond	2.000%	2/15/23	8,298	8,695
United States Treasury Note/Bond	7.125%	2/15/23	1,690	1,997
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,991
United States Treasury Note/Bond	0.500%	3/15/23	12,726	12,837
United States Treasury Note/Bond	1.500%	3/31/23	7,005	7,260
United States Treasury Note/Bond	2.500%	3/31/23	6,770	7,202
United States Treasury Note/Bond	0.250%	4/15/23	8,425	8,443
United States Treasury Note/Bond	1.625%	4/30/23	215	224
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,754
United States Treasury Note/Bond	0.125%	5/15/23	4,220	4,213
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,734
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,478
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,287
United States Treasury Note/Bond	0.250%	6/15/23	9,415	9,436
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,231
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,792
United States Treasury Note/Bond	1.250%	7/31/23	2,630	2,716
United States Treasury Note/Bond	2.750%	7/31/23	3,555	3,836
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,802
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,622
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,902
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,404
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,683
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,928
United States Treasury Note/Bond	2.875%	10/31/23	11,203	12,201
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,627
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,554
United States Treasury Note/Bond	2.875%	11/30/23	344	375
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,429
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,957
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,450
United States Treasury Note/Bond	2.500%	1/31/24	9,419	10,190
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,692
United States Treasury Note/Bond	2.125%	2/29/24	11,700	12,517
United States Treasury Note/Bond	2.375%	2/29/24	6,712	7,243
United States Treasury Note/Bond	2.125%	3/31/24	18,446	19,760
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,345
United States Treasury Note/Bond	2.250%	4/30/24	10,559	11,376
United States Treasury Note/Bond	2.000%	5/31/24	11,548	12,347
United States Treasury Note/Bond	1.750%	6/30/24	8,060	8,549
United States Treasury Note/Bond	2.000%	6/30/24	10,955	11,725
United States Treasury Note/Bond	1.750%	7/31/24	9,127	9,689
United States Treasury Note/Bond	2.125%	7/31/24	9,736	10,483

325

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.375%	8/15/24	11,564	12,578
	United States Treasury Note/Bond	1.250%	8/31/24	10,125	10,547
	United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,971
	United States Treasury Note/Bond	1.500%	9/30/24	785	827
	United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,663
	United States Treasury Note/Bond	1.500%	10/31/24	9,070	9,557
	United States Treasury Note/Bond	2.250%	10/31/24	5,980	6,495
	United States Treasury Note/Bond	2.250%	11/15/24	12,681	13,781
	United States Treasury Note/Bond	7.500%	11/15/24	25	33
	United States Treasury Note/Bond	1.500%	11/30/24	7,847	8,276
	United States Treasury Note/Bond	2.125%	11/30/24	10,055	10,879
	United States Treasury Note/Bond	1.750%	12/31/24	14,765	15,748
	United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,791
	United States Treasury Note/Bond	1.375%	1/31/25	4,905	5,152
	United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,984
	United States Treasury Note/Bond	2.000%	2/15/25	8,625	9,309
	United States Treasury Note/Bond	1.125%	2/28/25	330	343
	United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,801
	United States Treasury Note/Bond	0.500%	3/31/25	24,574	24,827
	United States Treasury Note/Bond	2.625%	3/31/25	1,961	2,178
	United States Treasury Note/Bond	0.375%	4/30/25	2,194	2,204
	United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,564
	United States Treasury Note/Bond	2.125%	5/15/25	12,735	13,863
	United States Treasury Note/Bond	0.250%	5/31/25	9,593	9,581
	United States Treasury Note/Bond	2.875%	5/31/25	6,350	7,150
	United States Treasury Note/Bond	0.250%	6/30/25	10,335	10,316
	United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,472
	United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,765
	United States Treasury Note/Bond	2.000%	8/15/25	14,581	15,829
	United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,780
	United States Treasury Note/Bond	2.750%	8/31/25	9,260	10,415
	United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,581
	United States Treasury Note/Bond	2.250%	11/15/25	10,421	11,481
	United States Treasury Note/Bond	2.875%	11/30/25	6,285	7,138
	United States Treasury Note/Bond	2.625%	12/31/25	9,165	10,298
	United States Treasury Note/Bond	1.625%	2/15/26	16,476	17,622
	United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,915
	United States Treasury Note/Bond	2.375%	4/30/26	4,780	5,328
	United States Treasury Note/Bond	1.625%	5/15/26	10,789	11,558
	United States Treasury Note/Bond	2.125%	5/31/26	6,595	7,261
	United States Treasury Note/Bond	1.875%	6/30/26	9,335	10,146
	United States Treasury Note/Bond	1.875%	7/31/26	8,066	8,773
	United States Treasury Note/Bond	1.500%	8/15/26	10,069	10,726
	United States Treasury Note/Bond	6.750%	8/15/26	630	872
	United States Treasury Note/Bond	1.625%	9/30/26	5,215	5,599
	United States Treasury Note/Bond	1.625%	10/31/26	7,825	8,405
	United States Treasury Note/Bond	2.000%	11/15/26	19,605	21,523
	United States Treasury Note/Bond	6.500%	11/15/26	765	1,057
	United States Treasury Note/Bond	1.625%	11/30/26	7,070	7,597
	United States Treasury Note/Bond	1.750%	12/31/26	9,983	10,811
	United States Treasury Note/Bond	1.500%	1/31/27	1,335	1,425
	United States Treasury Note/Bond	2.250%	2/15/27	6,372	7,115
	United States Treasury Note/Bond	6.625%	2/15/27	65	91
	United States Treasury Note/Bond	1.125%	2/28/27	16,798	17,519
	United States Treasury Note/Bond	0.625%	3/31/27	15,969	16,123
	United States Treasury Note/Bond	0.500%	4/30/27	910	911
	United States Treasury Note/Bond	2.375%	5/15/27	8,832	9,964
	United States Treasury Note/Bond	0.500%	5/31/27	10,505	10,511
	United States Treasury Note/Bond	0.500%	6/30/27	7,780	7,784
	United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,782
	United States Treasury Note/Bond	6.375%	8/15/27	185	261
	United States Treasury Note/Bond	2.250%	11/15/27	11,502	12,950
	United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,590
	United States Treasury Note/Bond	2.750%	2/15/28	7,480	8,724
	United States Treasury Note/Bond	2.875%	5/15/28	12,080	14,250
	United States Treasury Note/Bond	2.875%	8/15/28	13,082	15,486
	United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,825
	United States Treasury Note/Bond	3.125%	11/15/28	11,328	13,689
	United States Treasury Note/Bond	5.250%	11/15/28	1,655	2,289
	United States Treasury Note/Bond	2.375%	5/15/29	11,878	13,704
	United States Treasury Note/Bond	1.625%	8/15/29	11,565	12,613
	United States Treasury Note/Bond	1.750%	11/15/29	8,091	8,930
	United States Treasury Note/Bond	1.500%	2/15/30	2,454	2,652
	United States Treasury Note/Bond	0.625%	5/15/30	20,291	20,228
	United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,617
	United States Treasury Note/Bond	5.375%	2/15/31	6,075	9,021
	United States Treasury Note/Bond	4.500%	2/15/36	2,447	3,745
	United States Treasury Note/Bond	4.750%	2/15/37	1,600	2,551
	United States Treasury Note/Bond	5.000%	5/15/37	1,250	2,049
	United States Treasury Note/Bond	4.375%	2/15/38	200	311
	United States Treasury Note/Bond	4.500%	5/15/38	1,559	2,458
	United States Treasury Note/Bond	3.500%	2/15/39	2,470	3,493
	United States Treasury Note/Bond	4.250%	5/15/39	2,247	3,470
	United States Treasury Note/Bond	4.500%	8/15/39	2,516	4,004
	United States Treasury Note/Bond	4.375%	11/15/39	2,742	4,309
	United States Treasury Note/Bond	4.625%	2/15/40	3,750	6,080
	United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,898
	United States Treasury Note/Bond	3.875%	8/15/40	2,715	4,044
	United States Treasury Note/Bond	4.250%	11/15/40	3,295	5,145
	United States Treasury Note/Bond	4.750%	2/15/41	3,956	6,559
	United States Treasury Note/Bond	4.375%	5/15/41	1,550	2,464
	United States Treasury Note/Bond	3.750%	8/15/41	4,425	6,518
	United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,656
	United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,925
	United States Treasury Note/Bond	3.000%	5/15/42	2,720	3,621
	United States Treasury Note/Bond	2.750%	8/15/42	5,595	7,170
	United States Treasury Note/Bond	2.750%	11/15/42	5,746	7,357
	United States Treasury Note/Bond	3.125%	2/15/43	6,850	9,282
	United States Treasury Note/Bond	3.625%	8/15/43	7,405	10,811
	United States Treasury Note/Bond	3.625%	2/15/44	9,052	13,249
	United States Treasury Note/Bond	3.375%	5/15/44	9,024	12,758
	United States Treasury Note/Bond	3.125%	8/15/44	9,331	12,720
	United States Treasury Note/Bond	3.000%	11/15/44	8,262	11,057
	United States Treasury Note/Bond	2.500%	2/15/45	8,520	10,502
	United States Treasury Note/Bond	3.000%	5/15/45	7,577	10,167
	United States Treasury Note/Bond	2.875%	8/15/45	8,878	11,692
	United States Treasury Note/Bond	3.000%	11/15/45	4,974	6,701
	United States Treasury Note/Bond	2.500%	2/15/46	2,645	3,274
	United States Treasury Note/Bond	2.500%	5/15/46	8,981	11,135
	United States Treasury Note/Bond	2.250%	8/15/46	5,756	6,822
	United States Treasury Note/Bond	2.875%	11/15/46	12,500	16,614
	United States Treasury Note/Bond	3.000%	2/15/47	9,000	12,251
	United States Treasury Note/Bond	3.000%	5/15/47	7,293	9,934
	United States Treasury Note/Bond	2.750%	8/15/47	6,713	8,764
	United States Treasury Note/Bond	3.000%	2/15/48	8,479	11,599
	United States Treasury Note/Bond	3.125%	5/15/48	8,985	12,578
	United States Treasury Note/Bond	3.000%	8/15/48	9,510	13,067
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	7,341
	United States Treasury Note/Bond	3.000%	2/15/49	11,044	15,234
	United States Treasury Note/Bond	2.250%	8/15/49	5,029	6,044
	United States Treasury Note/Bond	2.375%	11/15/49	1,391	1,716
	United States Treasury Note/Bond	2.000%	2/15/50	18,710	21,408
	United States Treasury Note/Bond	1.250%	5/15/50	26,385	25,325
				1,840,345
Agency Bonds and Notes (1.2%)
[1]	AID-Iraq	2.149%	1/18/22	100	103
[1]	AID-Israel	5.500%	12/4/23	50	59
[1]	AID-Israel	5.500%	4/26/24	475	565
[1]	AID-Jordan	2.578%	6/30/22	200	209
[1]	AID-Jordan	3.000%	6/30/25	200	218
[1]	AID-Ukraine	1.471%	9/29/21	175	177
	Federal Farm Credit Banks	3.050%	11/15/21	100	104
	Federal Farm Credit Banks	1.600%	12/28/21	225	230
	Federal Farm Credit Banks	1.770%	6/26/23	150	157
	Federal Farm Credit Banks	3.500%	12/20/23	75	83
	Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	700	702
	Federal Home Loan Banks	5.625%	6/11/21	35	37
	Federal Home Loan Banks	1.875%	7/7/21	1,350	1,373
	Federal Home Loan Banks	1.125%	7/14/21	525	530
	Federal Home Loan Banks	3.000%	10/12/21	1,500	1,554

326

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Federal Home Loan Banks	1.625%	11/19/21	760	775
	Federal Home Loan Banks	1.875%	11/29/21	500	512
	Federal Home Loan Banks	1.625%	12/20/21	1,300	1,327
	Federal Home Loan Banks	0.250%	6/3/22	2,000	2,000
	Federal Home Loan Banks	2.125%	6/10/22	175	181
	Federal Home Loan Banks	2.000%	9/9/22	250	260
	Federal Home Loan Banks	1.375%	2/17/23	800	823
	Federal Home Loan Banks	2.125%	3/10/23	970	1,018
	Federal Home Loan Banks	2.500%	2/13/24	535	576
	Federal Home Loan Banks	1.500%	8/15/24	330	345
	Federal Home Loan Banks	0.500%	4/14/25	1,000	1,002
	Federal Home Loan Banks	3.250%	11/16/28	315	375
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,189
[2]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	1,010
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	826
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	600	600
[2]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	200	201
[2]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	601
[2]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	536
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	1,998
[2]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,258
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	192
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,395
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	791
[2]	Federal National Mortgage Assn.	1.250%	8/17/21	525	531
[2]	Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,218
[2]	Federal National Mortgage Assn.	2.000%	1/5/22	500	513
[2]	Federal National Mortgage Assn.	2.625%	1/11/22	216	224
[2]	Federal National Mortgage Assn.	2.250%	4/12/22	476	493
[2]	Federal National Mortgage Assn.	1.375%	9/6/22	350	359
[2]	Federal National Mortgage Assn.	2.000%	10/5/22	850	884
[2]	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,523
[2]	Federal National Mortgage Assn.	0.250%	5/22/23	1,200	1,199
[2]	Federal National Mortgage Assn.	2.875%	9/12/23	400	433
[2]	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,050
[2]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,083
[2]	Federal National Mortgage Assn.	2.625%	9/6/24	160	175
[2]	Federal National Mortgage Assn.	1.625%	10/15/24	970	1,020
[2]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,369
[2]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	1,008
[2]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	1,002
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	575	627
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	500	538
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	175	254
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,441
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	300	475
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	300	465
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	275	443
	Private Export Funding Corp.	4.300%	12/15/21	100	106
	Private Export Funding Corp.	2.800%	5/15/22	125	130
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,113
	Private Export Funding Corp.	3.550%	1/15/24	100	110
	Private Export Funding Corp.	2.450%	7/15/24	100	107
	Private Export Funding Corp.	1.750%	11/15/24	75	78
	Private Export Funding Corp.	3.250%	6/15/25	50	56
	Tennessee Valley Authority	1.875%	8/15/22	175	181
	Tennessee Valley Authority	2.875%	9/15/24	191	210
	Tennessee Valley Authority	0.750%	5/15/25	200	203
	Tennessee Valley Authority	6.750%	11/1/25	134	177
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,549
	Tennessee Valley Authority	4.650%	6/15/35	175	242
	Tennessee Valley Authority	5.880%	4/1/36	250	389
	Tennessee Valley Authority	5.500%	6/15/38	100	153
	Tennessee Valley Authority	5.250%	9/15/39	412	622
	Tennessee Valley Authority	4.875%	1/15/48	100	154
	Tennessee Valley Authority	5.375%	4/1/56	50	87
	Tennessee Valley Authority	4.625%	9/15/60	180	286
	Tennessee Valley Authority	4.250%	9/15/65	200	304
					53,476
Conventional Mortgage-Backed Securities (21.8%)
[2,3]	Fannie Mae Pool	2.000%	11/1/23–11/1/34	2,336	2,411
[2,3]	Fannie Mae Pool	2.500%	1/1/27–7/1/50	41,120	43,031
[2,3]	Fannie Mae Pool	3.000%	11/1/25–7/1/50	97,496	103,244
¤,2,3	Fannie Mae Pool	3.500%	10/1/20–3/1/50	92,537	98,641
¤,2,3	Fannie Mae Pool	4.000%	2/1/24–5/1/50	73,016	78,635
[2,3]	Fannie Mae Pool	4.500%	9/1/20–4/1/49	28,067	30,701
[2,3]	Fannie Mae Pool	5.000%	7/1/20–12/1/49	7,658	8,648
[2,3]	Fannie Mae Pool	5.500%	9/1/20–4/1/40	4,671	5,356
[2,3]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	2,993	3,527
[2,3]	Fannie Mae Pool	6.500%	12/1/23–10/1/39	823	961
[2,3]	Fannie Mae Pool	7.000%	6/1/23–11/1/37	226	266
[2,3]	Fannie Mae Pool	7.500%	11/1/22–2/1/32	24	28
[2,3]	Fannie Mae Pool	8.000%	6/1/22–11/1/30	12	15
[2,3]	Fannie Mae Pool	8.500%	7/1/22–4/1/31	4	5
[2,3]	Fannie Mae Pool	9.500%	2/1/25	1	1
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	599	621
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	11,820	12,420
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	43,720	46,317
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	53,062	56,592
[2,3]	Freddie Mac Gold Pool	4.000%	8/1/20–11/1/48	31,864	34,415
[2,3]	Freddie Mac Gold Pool	4.500%	8/1/20–10/1/48	14,943	16,394
[2,3]	Freddie Mac Gold Pool	5.000%	10/1/20–11/1/48	3,464	3,877
[2,3]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	2,372	2,687
[2,3]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,774	2,080
[2,3]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	524	608
[2,3]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	126	152
[2,3]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	11	12
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	13	14
[2,3]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	9	10
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5
[3]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,679	2,833
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	2,868	3,058
[3]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	3,094	3,328
[3]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	2,960	3,301
[3]	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,121	2,392

327

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,305	1,487
[3]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	919	1,043
[3]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	244	269
[3]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	53	67
[3]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	19	22
[3]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	18	20
[3]	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	1	2
[3]	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
¤,3	Ginnie Mae II Pool	2.500%	6/20/27–7/1/50	19,043	20,053
¤,3	Ginnie Mae II Pool	3.000%	2/20/27–7/1/50	77,249	82,131
¤,3	Ginnie Mae II Pool	3.500%	9/20/25–7/1/50	76,905	82,149
¤,3	Ginnie Mae II Pool	4.000%	9/20/25–7/1/50	40,074	43,035
[3]	Ginnie Mae II Pool	4.500%	2/20/39–4/20/49	18,132	19,797
[3]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	6,982	7,716
[3]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	989	1,148
[3]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	473	555
[3]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	176	210
[3]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	23	27
¤,2,3	UMBS Pool	2.000%	1/1/32–7/1/50	8,344	8,604
¤,2,3	UMBS Pool	2.500%	7/1/34–7/1/50	46,585	48,630
¤,2,3	UMBS Pool	3.000%	7/1/30–7/1/50	61,159	64,521
¤,2,3	UMBS Pool	3.500%	10/1/33–7/1/50	21,051	22,357
¤,2,3	UMBS Pool	4.000%	5/1/47–7/1/50	13,054	14,022
¤,2,3	UMBS Pool	4.500%	8/1/48–7/1/50	12,391	13,409
[2,3]	UMBS Pool	5.000%	3/1/49–3/1/50	4,938	5,426
					1,003,287
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae Pool	3.451%	4/1/41	24	25
[2,3]	Fannie Mae Pool	2.275%	7/1/43	115	119
[2,3]	Fannie Mae Pool	2.495%	9/1/43	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	44	45
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.792%	10/1/37	16	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	58	59
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	36	36
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	14	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.746%	8/1/39	23	24
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	41	44
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	6	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	17	18
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	1	1
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%	5/1/40	12	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	10	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	37	38
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	11	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.763%	1/1/42	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.966%	10/1/42	20	21
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	8	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	5	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	11	12
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	31	33
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	41	43
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	3	3
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	31	33
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	8	8
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	8	8
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	13	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	6	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	45	46
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	21	22
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.023%	3/1/42	16	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	21	23
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	15	16

328

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	10	10
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	14	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%	1/1/42	19	20
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	14	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.160%	9/1/40	29	30
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	5/1/41	15	16
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	4	5
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	9	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	13	14
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	15	17
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	24	26
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	7	7
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	11	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	13	15
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	17	18
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	13	13
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	10	11
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	4	4
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	8	9
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	9	10
[2,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	3	3
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	24	25
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	7	8
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	10	10
[2,3,4]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	13	14
[2,3,4]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	13	14
[2,3,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	13	14
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	3	3
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	8	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	15	16
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	16	17
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	1	1
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	4	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	9	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	9	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	8	9
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%	6/1/40	10	11
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.924%	5/1/40	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.609%	6/1/41	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	3	4
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	23	25
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	12	12
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	11	11
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	22	24
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%	6/1/40	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	14	15
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	13	13
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	1/1/41	2	3
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	16	17
[2,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	2	3
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	2	2
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%	5/1/36	5	5
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	6	6
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.006%	11/1/34	19	20
[2,3,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	10	10
[2,3,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%	6/1/37	7	8
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	103	108
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/42	141	145
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	39	40
[3,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	95	99

329

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	1	1
[3,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	11	13
					2,002
Total U.S. Government and Agency Obligations (Cost $2,701,356)					2,899,110
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[3]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	40	40
[3]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	26
[3]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	18	18
[3]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	52
[3]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	281
[3]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	52
[3]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	230	234
[3]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	25	26
[3]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	429
[3]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	102
[3]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	375	377
[3]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	225	235
[3]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	250	267
[3]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	325	333
[3]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	100	103
[3]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	6	6
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	59	60
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	56	57
[3]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	50	52
[3]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	75	77
[3]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	50	53
[3]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	75	83
[3]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	72	81
[3]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	28	31
[3]	BANK 2017 - BNK5	3.390%	6/15/60	150	167
[3]	BANK 2017 - BNK5	3.624%	6/15/60	100	110
[3]	BANK 2017 - BNK6	3.518%	7/15/60	404	453
[3]	BANK 2017 - BNK6	3.741%	7/15/60	404	450
[3]	BANK 2017 - BNK7	3.175%	9/15/60	100	110
[3]	BANK 2017 - BNK7	3.435%	9/15/60	75	84
[3]	BANK 2017 - BNK7	3.748%	9/15/60	75	82
[3]	BANK 2017 - BNK8	3.488%	11/15/50	150	169
[3]	BANK 2017 - BNK8	3.731%	11/15/50	25	27
[3]	BANK 2017 - BNK9	3.279%	11/15/54	150	164
[3]	BANK 2017 - BNK9	3.538%	11/15/54	150	169
[3]	BANK 2018 - BN10	3.641%	2/15/61	50	55
[3]	BANK 2018 - BN10	3.688%	2/15/61	250	284
[3]	BANK 2018 - BN10	3.898%	2/15/61	50	56
[3]	BANK 2018 - BN11	4.046%	3/15/61	100	116
[3]	BANK 2018 - BN12	4.255%	5/15/61	125	147
[3]	BANK 2018 - BN12	4.490%	5/15/61	50	58
[3]	BANK 2018 - BN13	3.953%	8/15/61	50	58
[3]	BANK 2018 - BN13	4.217%	8/15/61	25	29
[3]	BANK 2018 - BN14	4.128%	9/15/60	50	54
[3]	BANK 2018 - BN14	4.231%	9/15/60	100	118
[3]	BANK 2018 - BN14	4.481%	9/15/60	25	29
[3]	BANK 2018 - BN15	4.407%	11/15/61	110	131
[3]	BANK 2019 - BN16	4.005%	2/15/52	125	147
[3]	BANK 2019 - BN17	3.714%	4/15/52	100	116
[3]	BANK 2019 - BN17	3.976%	4/15/52	25	28
[3]	BANK 2019 - BN18	3.584%	5/15/62	375	432
[3]	BANK 2019 - BN18	3.826%	5/15/62	50	56
[3]	BANK 2019 - BN19	3.183%	8/15/61	275	308
[3]	BANK 2019 - BN20	3.011%	9/15/62	170	188
[3]	BANK 2019 - BN21	2.851%	10/17/52	375	411
[3]	BANK 2019 - BN21	3.093%	10/17/52	75	82
[3]	BANK 2019 - BN22	2.978%	11/15/62	290	321
[3]	BANK 2019 - BN23	2.920%	12/15/52	180	199
[3]	BANK 2019 - BN23	3.203%	12/15/52	75	80
[3]	BANK 2019 - BN24	2.960%	11/15/62	150	166
[3]	BANK 2019 - BN24	3.283%	11/15/62	75	82
[3]	BANK 2020 - BN25	2.649%	1/15/63	200	216
[3]	BANK 2020 - BN25	2.841%	1/15/63	65	69
[3]	BANK 2020 - BN26	2.403%	3/15/63	175	186
[3]	BANK 2020 - BN26	2.687%	3/15/63	55	57
[3]	BANK 2020 - BNK27	2.144%	4/15/63	150	155
[3]	BANK 2020 - BNK27	2.551%	4/15/63	50	52
[3]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	475	482
[3]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	408
[3]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	150	154
	Bank of Nova Scotia	1.875%	4/26/21	175	177
[3]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	367
[3]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	111
[3]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	148
[3]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	798
[3]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	275	301
[3]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	25	27
[3]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	150	166
[3]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	100	109
[3]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	100	108
[3]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	35	36
[3]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	50	52
[3]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	27	25
[3]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	100	113
[3]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	50	55
[3]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	125	131
[3]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	325	374
[3]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	150	170
[3]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	100	106
[3]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	225	261
[3]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	350	410
[3]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	75	85
[3]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	75	89
[3]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	50	54
[3]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	50	59
[3]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	25	29
[3]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	175	212
[3]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	125	149
[3]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	50	59
[3]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	80	92
[3]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	50	56
[3]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	275	314
[3]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	75	85
[3]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	280	308
[3]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	249
[3]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	230	254
[3]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	105	123
[3]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	125	134
[3]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	50	53
[3]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	100	108
[3]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	25	26
[3]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	100	104
[3]	Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	30	31
[3]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	68	68
[3]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	51

330

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	125	144
[3]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	140	152
[3]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	135	149
[3]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	60	65
[3]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	103
[3]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	35	37
[3]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	50	51
[3]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	15	15
[3]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	150	151
[3]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	250	251
[3]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	225	234
[3]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	125	128
[3]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	75	78
[3]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	33	33
[3]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	39	39
[3]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	51
[3]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	51	52
[3]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
[3]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	66	67
[3]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	52
[3]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	180	185
[3]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	25	26
[3]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	90	93
[3]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	15	16
[3]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	25	26
[3]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	159
[3]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	111
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	27
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	161
[3]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	34
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	53
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	139
[3]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	82
[3]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	88
[3]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	175	191
[3]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	350	368
[3]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	140
[3]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	162
[3]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	106
[3]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	271
[3]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	56
[3]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	325
[3]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	229
[3]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	200
[3]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	450	463
[3]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
[3]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	204
[3]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	205
[3]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	556
[3]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	486
[3]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	72	74
[3]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	104
[3]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	50	54
[3]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	75	81
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	18	19
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	50	54
[3]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	50	52
[3]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	100	108
[3]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	175	189
[3]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	225	239
[3]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	100	105
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1	1
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	175	188
[3]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	84	87
[3]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	100	110
[3]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	100	111
[3]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	55	58
[3]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	125	136
[3]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	225	248
[3]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	75	80
[3]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	250	278
[3]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	50	55
[3]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	150	167
[3]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	50	55
[3]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	50	52
[3]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	275	319
[3]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	225	246

331

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	275	304
[3]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	110	119
[3]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	45	47
[3]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
[3]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
[3,5]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	79
[3]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	124	127
[3]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	22
[3]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	21	22
[3]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	43
[3]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	163
[3]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
[3]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	35	35
[3]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	48	50
[3]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	54
[3]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
[3]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
[3]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	68
[3]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	31	32
[3]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	75
[3]	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	90	96
[3]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
[3]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	83	86
[3]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
[3]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
[3]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	23	23
[3]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	61
[3]	COMM 2014-CCRE15 Mortgage Trust	4.844%	2/10/47	28	30
[3]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	39	41
[3]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
[3]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	20	20
[3]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	55
[3]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
[3]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	38	39
[3]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	191
[3]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
[3]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	54
[3]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	162	174
[3]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	163
[3]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	9	9
[3]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	55
[3]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	16	17
[3]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	58
[3]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
[3]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
[3]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	108
[3]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	136
[3]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	47
[3]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	136
[3]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	21	21
[3]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	113	117
[3]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	244
[3]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
[3]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	14	14
[3]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	162
[3]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	52
[3]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	73	76
[3]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	109
[3]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	53
[3]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	137
[3]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	248
[3]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	132
[3]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	138
[3]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	23	24
[3]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	134
[3]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	53
[3]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	167
[3]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	133
[3]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	125	146
[3]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	115	127
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	108
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	80
[3]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	50
[3]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	163
[3]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	80
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	110
[3]	CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	50	50
[3]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	53
[3]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	200	221
[3]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	221
[3]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	166
[3]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	150	167
[3]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	56
[3]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	275	314
[3]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	25	29
[3]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	261
[3]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	306
[3]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	82
[3]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	107
[3]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	111
[3]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	53
[3]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	226
[3]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	154
[3]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	240
[3]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	275	284
[3]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	40	40
[3]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	75	76
[3]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	50	50
[2,3]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	64	65
[2,3]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	136	139
[2,3]	Fannie Mae-Aces 2013-M12	2.492%	3/25/23	178	186
[2,3]	Fannie Mae-Aces 2013-M14	2.708%	4/25/23	54	56
[2,3]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	267	286
[2,3]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	1	1
[2,3]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	54	56
[2,3]	Fannie Mae-Aces 2014-M1	3.328%	7/25/23	329	351
[2,3]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	185	189
[2,3]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	191	205
[2,3]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	270	290
[2,3]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	127	137
[2,3]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	170	182
[2,3]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	133	135
[2,3]	Fannie Mae-Aces 2014-M7	3.370%	6/25/24	237	255
[2,3]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	155	168
[2,3]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	195	210
[2,3]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	321

332

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	112
[2,3]	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	242
[2,3]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	301
[2,3]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	175	188
[2,3]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	96	103
[2,3]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	118	122
[2,3]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	173	185
[2,3]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	73	75
[2,3]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	108
[2,3]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	270
[2,3]	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	250	272
[2,3]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	123	127
[2,3]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	99	108
[2,3]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	109
[2,3]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	216
[2,3]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	47	49
[2,3]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	79
[2,3]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	322
[2,3]	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	200	217
[2,3]	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	117
[2,3]	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	300	338
[2,3]	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	305
[2,3]	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	200	222
[2,3]	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	200	221
[2,3]	Fannie Mae-Aces 2017-M5	3.295%	4/25/29	75	86
[2,3]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	250	278
[2,3]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	575
[2,3]	Fannie Mae-Aces 2018-M10	3.497%	7/25/28	125	144
[2,3]	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	50	60
[2,3]	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	100	117
[2,3]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	250	277
[2,3]	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	476
[2,3]	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	165	187
[2,3]	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	112
[2,3]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	359
[2,3]	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	125	146
[2,3]	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	200	233
[2,3]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	375	414
[2,3]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	200	230
[2,3]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	263
[2,3]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	363
[2,3]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	950	1,053
[2,3]	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	150	157
[2,3]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	100	103
[2,3]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	125	137
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	233	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	127	129
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	316	325
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	147	151
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	350	360
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	225	232
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	325	338
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	325	340
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	475	502
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	325	346
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	104	106
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	325	346
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,215	1,299
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	125	128
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	340	364
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	150	156
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	325	347
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	288	311
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	400	432
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	325	353
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	42	43
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	400	437
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	33	34
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	225	247
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	65	68
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	275	302
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	275	302
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	32	33
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	31	32
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	150	165
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	89	92
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	175	192
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	175	194
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	71	74
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	175	195
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	225	250
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	125	138
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	200	223
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	125	139
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	75	83
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	200	218
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	150	163
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	100	110
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	475	544
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	300	340
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	433	493
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	150	170
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	500	569

333

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	125	143
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	200	228
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	75	86
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	100	115
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	100	116
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K073	3.350%	1/25/28	125	145
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K074	3.600%	1/25/28	225	264
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	150	177
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	350	419
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K078	3.854%	6/25/28	100	119
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K079	3.926%	6/25/28	25	30
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K080	3.736%	4/25/28	96	110
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K080	3.926%	7/25/28	175	210
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	100	120
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	75	90
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	275	328
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	225	273
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	96	107
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	3.771%	12/25/28	400	480
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K087	2.537%	10/25/29	350	391
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	275	329
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	25	30
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K090	3.422%	2/25/29	200	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	225	263
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	275	314
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	275	312
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	225	251
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	450	498
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	210	235
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K101	2.524%	10/25/29	370	413
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	300	338
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K104	2.253%	1/25/30	445	489
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K105	1.872%	3/25/53	95	102
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K106	2.069%	1/25/30	1,300	1,411
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K107	1.639%	1/25/30	100	105
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	150	156
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	425	444
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1504	3.459%	11/25/32	50	60
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.718%	1/25/31	75	90
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.794%	1/25/34	125	155
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	100	120
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	225	275
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	210	239
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K1514	2.859%	10/25/34	225	259
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	100	116
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	100	121
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	200	246
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	75	92
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	75	94
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	2	2
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	177	177
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K715	2.856%	1/25/21	116	117
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	366	373
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	223	228
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	66	67
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	225	231
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K720	2.716%	6/25/22	150	155
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K723	2.454%	8/25/23	125	131
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K724	3.062%	11/25/23	100	107
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K725	2.946%	7/25/24	200	215
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K726	2.905%	4/25/24	194	208
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K728	3.064%	8/25/24	1,550	1,682
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K730	3.452%	9/25/24	23	24
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K730	3.590%	1/25/25	275	306
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	225	249
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	375	419
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K735	2.862%	5/25/26	500	553
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	400	438
[2,3]	FHLMC Multifamily Structured Pass Through Certificates K738	1.545%	1/25/27	100	104
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.370%	7/25/25	175	191

334

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.505%	3/25/29	450	533
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KC02	2.982%	5/25/29	400	458
[2,3]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	200	220
[3]	FHMS Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	150	158
[3]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	128
[3]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	52
[3]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	32	32
[3]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	51
[3]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	26
[3]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	68	68
[3]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	130	130
[3]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	154
[3]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	53
[3]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	25	25
[3]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	150	150
[3]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	35	35
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	160	160
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	170	173
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	225	229
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	200	208
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates	1.477%	4/25/30	25	26
[3]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	21	21
[3]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	14	14
[3]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	25	25
[3]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	75	76
[3]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	50	51
[3]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	25	25
[3]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	10	10
[3]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	25	25
[3]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	87	88
[3]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	78
[3]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	90	92
[3]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	30	31
[3]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
[3]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	306
[3]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	133	135
[3]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	122	126
[3]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	95
[3]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
[3]	GS Mortgage Securities Trust 2013-GC13	4.187%	7/10/46	20	22
[3]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	94
[3]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
[3]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	19	19
[3]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	162
[3]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	54
[3]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	40	41
[3]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	54
[3]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	136
[3]	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	25	22
[3]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	67	69
[3]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	244
[3]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
[3]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	52
[3]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	161
[3]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	162
[3]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	131
[3]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	55
[3]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	131
[3]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	109
[3]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	81
[3]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	214
[3]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	83
[3]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	54
[3]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	168
[3]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	55
[3]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	168
[3]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	292
[3]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	77
[3]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	114
[3]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	50	54
[3]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	166
[3]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	275	303
[3]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	125	138
[3]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	125	137
[3]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	35	38
[3]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	50	53

335

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	27	28
[3]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	121	122
[3]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	77
[3]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	56	57
[3]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	52
[3]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	154
[3]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	31
[3]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	110	113
[3]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	20	21
[3]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	38	38
[3]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	39	39
[3]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	77
[3]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	10	10
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	154	159
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	109	112
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	166	169
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	51	53
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	39	40
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	100	108
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	208	216
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	75	84
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	250	267
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	100	112
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	75	81
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	400	450
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	33	34
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	100	108
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	300	350
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	200	224
[3]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	25	27
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	39	41
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	26	27
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	25	26
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	100	107
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	30	32
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	6	7
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	65	70
[3]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	35	37
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	127	138
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	25	26
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	30	32
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	50	51
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	95	103
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	24	25
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	25	27
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	175	190
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	85	93
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	11	11
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	75	79
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	200	217
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	175	190
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	50	53
[3]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	50	52
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	100	103
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	59	63
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	125	134
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	50	52
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	7	7
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	55	57
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	100	109
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	121	127
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	100	111
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	50	54
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	53	56
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	57	63
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	121	127
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	125	137

336

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	82	91
[3]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	75	79
[3]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	75	81
[3]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	50	53
[3]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	75	83
[3]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	50	55
[3]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	225	264
[3]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	25	29
[3]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	175	193
[3]	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	50	52
[3]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	16	16
[3]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	50	51
[3]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	25	26
[3]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	50	50
[3]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	10	10
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	100	103
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	40	43
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.498%	8/15/46	20	20
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	68	70
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	14	14
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	100	103
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	50	51
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	47	47
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.921%	2/15/47	100	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	20	21
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	100	109
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	5	5
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.630%	10/15/47	50	53
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	45	47
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	75	81
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	46	48
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	200	213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	97	100
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	75	81
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	4	4
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	125	137
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	125	131
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	75	83
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	75	79
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	75	82
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	50	53
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	75	83
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	100	105
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	225	246
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	200	213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	250	271
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	150	167
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	100	111
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	125	135
[3]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	150	168
[3]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	358
[3]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	76
[3]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	83
[3]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	108
[3]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	88
[3]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	214
[3]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	222
[3]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	167
[3]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	282
[3]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	28
[3]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	176
[3]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	200	223
[3]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	175	189

337

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	25	26
[3]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	50	51
[3]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	25	26
[3]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	34	34
[3]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	105
[3]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	73	74
[3]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	103
[3]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	129
[3]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	32
[3]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	150	154
[3]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	35	37
[3]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	50	51
[3]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	50	50
	Royal Bank of Canada	2.100%	10/14/20	800	804
	Royal Bank of Canada	2.300%	3/22/21	175	177
[3]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	4	4
[3]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	50	51
[3]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	6	6
[3]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	50	51
[3]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	283
[3]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	373	377
[3]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	150	155
[3]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	275	279
[3]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	275	294
[5]	Toronto-Dominion Bank	2.250%	3/15/21	250	253
[3]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	97	98
[3]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	71	72
[3]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	51
[3]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	106	107
[3]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
[3]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	135	138
[3]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	25	26
[3]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	10	10
[3]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	111
[3]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	55
[3]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	166
[3]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	54
[3]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	194
[3]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	79
[3]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	110
[3]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	168
[3]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	69
[3]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	110
[3]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	170
[3]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	112
[3]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	175	205
[3]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	145
[3]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	119
[3]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	27
[3]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	89
[3]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	269
[3]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	147
[3]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	170
[3]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	315
[3]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	84
[3]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	275	314
[3]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	112
[3]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	25	28
[3]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	125	135
[3]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	75	82
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	104	108
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	165	171
[3]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	25	26
[3]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	62	64
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	75	79
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	48	49
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	125	134
[3]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	75	79
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	117	122
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	75	80
[3]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	50	52
[3]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	234	250
[3]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	175	191

338

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	31	33
[3]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	123	129
[3]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	175	190
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	28	29
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	276	296
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	50	51
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	50	53
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	75	83
[3]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	75	82
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	9	9
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	47	48
[3]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	50	54
[3]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	100	106
[3]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	50	55
[3]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	210	231
[3]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	150	159
[3]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	58	61
[3]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	125	138
[3]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	50	54
[3]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	75	80
[3]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	100	113
[3]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	100	104
[3]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	162	174
[3]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	192	215
[3]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	54	60
[3]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	175	196
[3]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	100	110
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	100	109
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	150	169
[3]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	25	28
[3]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	250	279
[3]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	275	317
[3]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	50	57
[3]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	175	204
[3]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	200	233
[3]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	75	87
[3]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	150	178
[3]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	225	262
[3]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	125	143
[3]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	200	225
[3]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	270	295
[3]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	100	105
[3]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	200	222
[3]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	100	111
[3]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	165	178
[3]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	50	53
[3]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	169	173
[3]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	128
[3]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	103
[3]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
[3]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	125
[3]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	94	98
[3]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	39	40
[3]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	18	19
[3]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	76	79
[3]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	15	15
[3]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	150	158
[3]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	75	77
[3]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	14	14
[3]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	107
[3]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	20	21
[3]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	20	21
[3]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	30	33
[3]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	50	54
[3]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	17	18
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	25	27
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	25	26
[3]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	19	20
[3]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	21	21

339

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	50	55
[3]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	20	20
[3]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	25	27
[3]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	25	27
[3]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	75	81
[3]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	150	163
[3]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	25	26
[3]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	66	69
[3]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	50	54
[3]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	38	39
[3]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	65	70
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	44	46
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	140	151
[3]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	60	64
[3]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	150	151
[3]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	200	203
[3]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	125	128
[3]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	90	91
[3]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	50	50
[3]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	10	10
[3]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	50	51
[3]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,248)					121,907
Corporate Bonds (29.1%)
Finance (8.9%)
	Banking (6.3%)
	Ally Financial Inc.	4.125%	2/13/22	125	128
	Ally Financial Inc.	3.875%	5/21/24	150	155
	Ally Financial Inc.	5.125%	9/30/24	135	146
	Ally Financial Inc.	8.000%	11/1/31	400	523
	American Express Co.	3.700%	11/5/21	200	208
	American Express Co.	2.750%	5/20/22	300	311
	American Express Co.	2.500%	8/1/22	500	518
	American Express Co.	2.650%	12/2/22	225	235
	American Express Co.	3.400%	2/27/23	300	321
	American Express Co.	3.700%	8/3/23	325	354
	American Express Co.	3.400%	2/22/24	225	244
	American Express Co.	2.500%	7/30/24	215	228
	American Express Co.	3.000%	10/30/24	569	615
	American Express Co.	3.625%	12/5/24	241	266
	American Express Co.	4.200%	11/6/25	150	174
	American Express Co.	3.125%	5/20/26	250	276
	American Express Co.	4.050%	12/3/42	67	82
	American Express Credit Corp.	2.700%	3/3/22	300	310
	American Express Credit Corp.	3.300%	5/3/27	350	393
	Associated Bank NA	3.500%	8/13/21	50	51
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	257
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	207
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	210
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	286
	Banco Santander SA	3.848%	4/12/23	200	213
	Banco Santander SA	5.179%	11/19/25	250	280
	Banco Santander SA	4.250%	4/11/27	600	661
	Banco Santander SA	3.800%	2/23/28	200	215
	Banco Santander SA	4.379%	4/12/28	200	224
	Bancolombia SA	3.000%	1/29/25	200	196
[3]	Bank of America Corp.	2.369%	7/21/21	500	500
[3]	Bank of America Corp.	2.328%	10/1/21	350	351
	Bank of America Corp.	2.503%	10/21/22	1,100	1,126
	Bank of America Corp.	3.300%	1/11/23	600	639
[3]	Bank of America Corp.	3.124%	1/20/23	145	150
[3]	Bank of America Corp.	2.881%	4/24/23	1,000	1,035
[3]	Bank of America Corp.	2.816%	7/21/23	1,300	1,350
	Bank of America Corp.	4.100%	7/24/23	300	328
[3]	Bank of America Corp.	3.004%	12/20/23	1,846	1,936
[3]	Bank of America Corp.	3.550%	3/5/24	690	735
[3]	Bank of America Corp.	3.864%	7/23/24	125	136
	Bank of America Corp.	4.200%	8/26/24	650	721
	Bank of America Corp.	4.000%	1/22/25	755	833
	Bank of America Corp.	3.950%	4/21/25	500	554
[3]	Bank of America Corp.	3.093%	10/1/25	350	378
[3]	Bank of America Corp.	2.456%	10/22/25	300	315
[3]	Bank of America Corp.	3.366%	1/23/26	300	328
[3]	Bank of America Corp.	2.015%	2/13/26	1,000	1,034
	Bank of America Corp.	4.450%	3/3/26	475	546
	Bank of America Corp.	3.500%	4/19/26	320	360
	Bank of America Corp.	4.250%	10/22/26	725	831
[3]	Bank of America Corp.	3.559%	4/23/27	750	836
	Bank of America Corp.	3.248%	10/21/27	750	828
	Bank of America Corp.	4.183%	11/25/27	560	639
[3]	Bank of America Corp.	3.824%	1/20/28	425	480
[3]	Bank of America Corp.	3.705%	4/24/28	350	396
[3]	Bank of America Corp.	3.593%	7/21/28	800	899
[3]	Bank of America Corp.	3.419%	12/20/28	1,334	1,486
[3]	Bank of America Corp.	3.970%	3/5/29	225	257
[3]	Bank of America Corp.	4.271%	7/23/29	575	677
[3]	Bank of America Corp.	3.974%	2/7/30	150	175
[3]	Bank of America Corp.	3.194%	7/23/30	1,125	1,244
[3]	Bank of America Corp.	2.884%	10/22/30	300	325
[3]	Bank of America Corp.	2.496%	2/13/31	750	786
[3]	Bank of America Corp.	2.592%	4/29/31	2,000	2,115
	Bank of America Corp.	6.110%	1/29/37	335	476
[3]	Bank of America Corp.	4.244%	4/24/38	300	368
	Bank of America Corp.	7.750%	5/14/38	340	558
[3]	Bank of America Corp.	4.078%	4/23/40	550	671
[3]	Bank of America Corp.	2.676%	6/19/41	1,000	1,026
	Bank of America Corp.	5.875%	2/7/42	300	445
	Bank of America Corp.	5.000%	1/21/44	750	1,034
	Bank of America Corp.	4.875%	4/1/44	300	402
	Bank of America Corp.	4.750%	4/21/45	100	131
[3]	Bank of America Corp.	4.443%	1/20/48	100	129
[3]	Bank of America Corp.	4.330%	3/15/50	250	322
[3]	Bank of America Corp.	4.083%	3/20/51	1,000	1,250
	Bank of America NA	6.000%	10/15/36	250	356
	Bank of Montreal	3.100%	4/13/21	325	331
	Bank of Montreal	1.900%	8/27/21	325	331
	Bank of Montreal	2.900%	3/26/22	425	443
	Bank of Montreal	2.350%	9/11/22	46	48
	Bank of Montreal	2.550%	11/6/22	104	108
	Bank of Montreal	3.300%	2/5/24	300	326
	Bank of Montreal	2.500%	6/28/24	200	212
	Bank of Montreal	1.850%	5/1/25	457	472

340

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Bank of Montreal	4.338%	10/5/28	100	106
[3]	Bank of Montreal	3.803%	12/15/32	500	533
	Bank of New York Mellon Corp.	3.550%	9/23/21	100	104
	Bank of New York Mellon Corp.	2.600%	2/7/22	675	697
	Bank of New York Mellon Corp.	1.950%	8/23/22	250	258
	Bank of New York Mellon Corp.	2.950%	1/29/23	195	207
	Bank of New York Mellon Corp.	3.500%	4/28/23	225	243
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	225	234
	Bank of New York Mellon Corp.	3.450%	8/11/23	125	135
	Bank of New York Mellon Corp.	2.200%	8/16/23	225	235
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	164
	Bank of New York Mellon Corp.	2.100%	10/24/24	225	236
	Bank of New York Mellon Corp.	3.000%	2/24/25	547	601
	Bank of New York Mellon Corp.	2.800%	5/4/26	200	221
	Bank of New York Mellon Corp.	2.450%	8/17/26	125	136
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	170
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	150	170
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	219
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	112
	Bank of Nova Scotia	2.800%	7/21/21	420	431
	Bank of Nova Scotia	2.700%	3/7/22	250	259
	Bank of Nova Scotia	2.375%	1/18/23	50	52
	Bank of Nova Scotia	1.950%	2/1/23	875	901
	Bank of Nova Scotia	3.400%	2/11/24	200	217
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,963
	Bank of Nova Scotia	4.500%	12/16/25	300	338
	Bank of Nova Scotia	2.700%	8/3/26	100	109
	Barclays plc	3.200%	8/10/21	150	153
	Barclays plc	3.684%	1/10/23	100	103
[3]	Barclays plc	4.610%	2/15/23	200	210
[3]	Barclays plc	4.338%	5/16/24	1,000	1,077
	Barclays plc	3.650%	3/16/25	350	379
[3]	Barclays plc	3.932%	5/7/25	200	215
	Barclays plc	4.375%	1/12/26	300	337
[3]	Barclays plc	2.852%	5/7/26	300	315
	Barclays plc	5.200%	5/12/26	610	680
	Barclays plc	4.337%	1/10/28	200	223
	Barclays plc	4.836%	5/9/28	400	439
[3]	Barclays plc	4.972%	5/16/29	200	233
[3]	Barclays plc	5.088%	6/20/30	345	389
	Barclays plc	2.645%	6/24/31	200	200
	Barclays plc	5.250%	8/17/45	250	335
	Barclays plc	4.950%	1/10/47	200	260
	BBVA USA	2.875%	6/29/22	250	252
[3,5]	BNP Paribas SA	3.052%	1/13/31	50	53
	BPCE SA	2.750%	12/2/21	250	258
[5]	BPCE SA	3.000%	5/22/22	250	258
	BPCE SA	4.000%	4/15/24	325	359
	BPCE SA	3.375%	12/2/26	250	277
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	363
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	218
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	214
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	125
	Capital One Bank USA NA	3.375%	2/15/23	235	247
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	182
	Capital One Financial Corp.	3.200%	1/30/23	350	370
	Capital One Financial Corp.	3.500%	6/15/23	27	29
	Capital One Financial Corp.	3.900%	1/29/24	250	272
	Capital One Financial Corp.	3.750%	4/24/24	450	489
	Capital One Financial Corp.	3.300%	10/30/24	513	550
	Capital One Financial Corp.	4.200%	10/29/25	175	194
	Capital One Financial Corp.	3.750%	7/28/26	500	546
	Capital One Financial Corp.	3.750%	3/9/27	100	110
	Capital One Financial Corp.	3.650%	5/11/27	800	874
	Capital One Financial Corp.	3.800%	1/31/28	300	333
	Capital One NA	2.250%	9/13/21	175	178
	Citibank NA	3.400%	7/23/21	475	489
	Citigroup Inc.	2.350%	8/2/21	150	153
	Citigroup Inc.	2.900%	12/8/21	200	206
	Citigroup Inc.	4.500%	1/14/22	475	502
	Citigroup Inc.	2.750%	4/25/22	425	440
	Citigroup Inc.	2.700%	10/27/22	375	391
[3]	Citigroup Inc.	2.312%	11/4/22	300	306
	Citigroup Inc.	3.375%	3/1/23	150	158
	Citigroup Inc.	3.500%	5/15/23	675	721
[3]	Citigroup Inc.	2.876%	7/24/23	450	467
	Citigroup Inc.	3.875%	10/25/23	738	811
	Citigroup Inc.	4.000%	8/5/24	125	136
	Citigroup Inc.	3.875%	3/26/25	350	384
[3]	Citigroup Inc.	3.352%	4/24/25	1,500	1,620
	Citigroup Inc.	3.300%	4/27/25	125	137
	Citigroup Inc.	4.400%	6/10/25	1,796	2,007
	Citigroup Inc.	5.500%	9/13/25	75	89
	Citigroup Inc.	3.700%	1/12/26	275	307
	Citigroup Inc.	4.600%	3/9/26	275	314
	Citigroup Inc.	3.200%	10/21/26	1,025	1,122
	Citigroup Inc.	4.300%	11/20/26	75	86
	Citigroup Inc.	4.450%	9/29/27	1,150	1,311
[3]	Citigroup Inc.	3.887%	1/10/28	475	534
[3]	Citigroup Inc.	3.668%	7/24/28	900	1,002
	Citigroup Inc.	4.125%	7/25/28	100	113
[3]	Citigroup Inc.	3.520%	10/27/28	580	642
[3]	Citigroup Inc.	3.980%	3/20/30	475	544
[3]	Citigroup Inc.	2.976%	11/5/30	300	319
[3]	Citigroup Inc.	2.666%	1/29/31	500	519
[3]	Citigroup Inc.	2.572%	6/3/31	500	516
	Citigroup Inc.	6.625%	6/15/32	100	137
	Citigroup Inc.	6.125%	8/25/36	75	102
[3]	Citigroup Inc.	3.878%	1/24/39	225	262
	Citigroup Inc.	8.125%	7/15/39	562	972
[3]	Citigroup Inc.	5.316%	3/26/41	1,000	1,348
	Citigroup Inc.	5.875%	1/30/42	100	145
	Citigroup Inc.	5.300%	5/6/44	375	499
	Citigroup Inc.	4.650%	7/30/45	200	258
	Citigroup Inc.	4.750%	5/18/46	375	480
	Citigroup Inc.	4.650%	7/23/48	450	592
	Citizens Bank NA	3.250%	2/14/22	250	259
	Citizens Bank NA	2.650%	5/26/22	125	129
	Citizens Financial Group Inc.	4.300%	12/3/25	125	139
	Citizens Financial Group Inc.	2.850%	7/27/26	175	189
	Citizens Financial Group Inc.	2.500%	2/6/30	200	204
	Comerica Bank	4.000%	7/27/25	50	54
	Comerica Inc.	3.700%	7/31/23	200	216
	Commonwealth Bank of Australia	2.550%	3/15/21	175	178
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	500	519
[5]	Commonwealth Bank of Australia	3.350%	6/4/24	550	602
	Cooperatieve Rabobank UA	2.750%	1/10/22	250	259
	Cooperatieve Rabobank UA	3.875%	2/8/22	525	554
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	132
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	193
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	741
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	672
	Cooperatieve Rabobank UA	3.750%	7/21/26	225	247
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	140
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	360
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	473
	Credit Suisse AG	3.000%	10/29/21	600	620
	Credit Suisse AG	2.100%	11/12/21	250	255
	Credit Suisse AG	3.625%	9/9/24	575	634
[5]	Credit Suisse Group AG	3.574%	1/9/23	250	259
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	253
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	796
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	825	887
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	274
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	875	1,156
	Deutsche Bank AG	4.250%	10/14/21	600	615

341

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.300%	11/16/22	500	511
	Deutsche Bank AG	3.950%	2/27/23	300	312
	Deutsche Bank AG	3.700%	5/30/24	548	566
	Deutsche Bank AG	4.100%	1/13/26	100	106
	Discover Bank	3.200%	8/9/21	100	102
	Discover Bank	3.350%	2/6/23	150	159
	Discover Bank	4.200%	8/8/23	300	328
	Discover Bank	2.450%	9/12/24	150	157
	Discover Bank	3.450%	7/27/26	100	108
	Discover Bank	4.650%	9/13/28	250	287
	Discover Bank	2.700%	2/6/30	100	100
	Discover Financial Services	3.850%	11/21/22	200	212
	Discover Financial Services	3.950%	11/6/24	450	489
	Discover Financial Services	3.750%	3/4/25	183	197
	Discover Financial Services	4.500%	1/30/26	200	224
	Fifth Third Bancorp	3.500%	3/15/22	125	131
	Fifth Third Bancorp	4.300%	1/16/24	275	303
	Fifth Third Bancorp	3.650%	1/25/24	150	163
	Fifth Third Bancorp	2.375%	1/28/25	349	368
	Fifth Third Bancorp	2.550%	5/5/27	100	107
	Fifth Third Bancorp	3.950%	3/14/28	75	88
	Fifth Third Bancorp	8.250%	3/1/38	200	323
	Fifth Third Bank	3.350%	7/26/21	200	205
	Fifth Third Bank	3.950%	7/28/25	200	231
	Fifth Third Bank	3.850%	3/15/26	200	224
	Fifth Third Bank	2.250%	2/1/27	250	265
	First Horizon National Corp.	3.500%	12/15/20	100	101
	First Republic Bank	2.500%	6/6/22	100	103
[3]	First Republic Bank	1.912%	2/12/24	250	256
	First Republic Bank	4.375%	8/1/46	75	88
	FirstMerit Bank NA	4.270%	11/25/26	150	170
	Goldman Sachs Capital I	6.345%	2/15/34	225	304
	Goldman Sachs Group Inc.	5.250%	7/27/21	450	472
	Goldman Sachs Group Inc.	2.350%	11/15/21	500	503
	Goldman Sachs Group Inc.	5.750%	1/24/22	675	728
	Goldman Sachs Group Inc.	3.000%	4/26/22	545	553
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	555	569
	Goldman Sachs Group Inc.	3.625%	1/22/23	400	428
	Goldman Sachs Group Inc.	3.200%	2/23/23	450	478
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	350	363
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	500	519
	Goldman Sachs Group Inc.	3.625%	2/20/24	300	326
	Goldman Sachs Group Inc.	4.000%	3/3/24	475	524
	Goldman Sachs Group Inc.	3.850%	7/8/24	586	646
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,452
	Goldman Sachs Group Inc.	3.500%	4/1/25	50	55
	Goldman Sachs Group Inc.	3.750%	5/22/25	825	913
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	550	591
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	226
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	223
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,372
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	501
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	395
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	625	699
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	450	508
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	475	552
	Goldman Sachs Group Inc.	3.800%	3/15/30	550	625
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	69
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,413
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	405	471
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	500	607
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	1,011
	Goldman Sachs Group Inc.	4.800%	7/8/44	360	470
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	626
	Goldman Sachs Group Inc.	4.750%	10/21/45	150	195
	HSBC Bank USA NA	7.000%	1/15/39	250	372
	HSBC Holdings plc	2.650%	1/5/22	500	515
	HSBC Holdings plc	4.875%	1/14/22	160	170
	HSBC Holdings plc	4.000%	3/30/22	290	306
[3]	HSBC Holdings plc	3.262%	3/13/23	560	579
	HSBC Holdings plc	3.600%	5/25/23	200	215
[3]	HSBC Holdings plc	3.033%	11/22/23	200	208
	HSBC Holdings plc	4.250%	3/14/24	250	269
[3]	HSBC Holdings plc	3.950%	5/18/24	1,500	1,612
[3]	HSBC Holdings plc	3.803%	3/11/25	1,075	1,161
	HSBC Holdings plc	4.250%	8/18/25	150	163
[3]	HSBC Holdings plc	2.633%	11/7/25	200	207
	HSBC Holdings plc	4.300%	3/8/26	1,100	1,242
	HSBC Holdings plc	3.900%	5/25/26	450	497
[3]	HSBC Holdings plc	2.099%	6/4/26	1,500	1,521
[3]	HSBC Holdings plc	4.292%	9/12/26	500	554
	HSBC Holdings plc	4.375%	11/23/26	350	390
[3]	HSBC Holdings plc	4.041%	3/13/28	400	440
[3]	HSBC Holdings plc	4.583%	6/19/29	400	460
	HSBC Holdings plc	4.950%	3/31/30	50	60
[3]	HSBC Holdings plc	3.973%	5/22/30	570	632
	HSBC Holdings plc	7.625%	5/17/32	100	139
	HSBC Holdings plc	7.350%	11/27/32	100	136
	HSBC Holdings plc	6.500%	5/2/36	600	801
	HSBC Holdings plc	6.500%	9/15/37	50	68
	HSBC Holdings plc	6.800%	6/1/38	200	279
	HSBC Holdings plc	5.250%	3/14/44	750	949
	HSBC USA Inc.	3.500%	6/23/24	150	165
	Huntington Bancshares Inc.	7.000%	12/15/20	25	26
	Huntington Bancshares Inc.	2.300%	1/14/22	200	205
	Huntington Bancshares Inc.	2.550%	2/4/30	250	258
	Huntington National Bank	2.500%	8/7/22	200	208
	Huntington National Bank	1.800%	2/3/23	275	283
	Huntington National Bank	3.550%	10/6/23	250	272
	ING Groep NV	3.150%	3/29/22	200	208
	ING Groep NV	4.100%	10/2/23	300	329
	ING Groep NV	3.550%	4/9/24	200	217
	ING Groep NV	3.950%	3/29/27	300	344
	ING Groep NV	4.550%	10/2/28	200	240
	ING Groep NV	4.050%	4/9/29	200	234
	JPMorgan Chase & Co.	2.295%	8/15/21	450	451
	JPMorgan Chase & Co.	4.350%	8/15/21	205	214
	JPMorgan Chase & Co.	4.500%	1/24/22	325	345
	JPMorgan Chase & Co.	3.250%	9/23/22	750	794
	JPMorgan Chase & Co.	2.972%	1/15/23	370	382
	JPMorgan Chase & Co.	3.200%	1/25/23	750	796
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	500	519
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	350	362
	JPMorgan Chase & Co.	3.375%	5/1/23	300	321
	JPMorgan Chase & Co.	2.700%	5/18/23	250	263
	JPMorgan Chase & Co.	3.875%	2/1/24	445	492
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	485	518
	JPMorgan Chase & Co.	3.625%	5/13/24	526	580
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	3,140	3,183
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	175	190
	JPMorgan Chase & Co.	3.875%	9/10/24	575	636
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	300	330
	JPMorgan Chase & Co.	3.125%	1/23/25	400	435
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	600	644
	JPMorgan Chase & Co.	3.900%	7/15/25	362	409
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	700	731
	JPMorgan Chase & Co.	3.300%	4/1/26	685	763
	JPMorgan Chase & Co.	3.200%	6/15/26	300	332
	JPMorgan Chase & Co.	2.950%	10/1/26	875	958
	JPMorgan Chase & Co.	4.125%	12/15/26	450	524
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	500	569
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,102
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	625	708
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	350	390
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	575	642
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	300	347
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	250	293
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	300	360
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	300	343
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,601
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,283
	JPMorgan Chase & Co.	6.400%	5/15/38	450	694

342

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	1,650	2,411
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	500	541
	JPMorgan Chase & Co.	5.600%	7/15/41	275	400
	JPMorgan Chase & Co.	5.400%	1/6/42	150	212
	JPMorgan Chase & Co.	5.625%	8/16/43	300	437
	JPMorgan Chase & Co.	4.950%	6/1/45	100	134
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	375	471
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	500	615
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,221
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	400	483
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	500	539
	KeyBank NA	2.300%	9/14/22	200	207
	KeyBank NA	3.375%	3/7/23	250	269
	KeyBank NA	3.300%	6/1/25	403	449
	KeyCorp	5.100%	3/24/21	25	26
	KeyCorp	4.150%	10/29/25	150	171
	KeyCorp	4.100%	4/30/28	600	689
	KeyCorp	2.550%	10/1/29	150	154
	Lloyds Banking Group plc	3.000%	1/11/22	300	309
[3]	Lloyds Banking Group plc	2.858%	3/17/23	250	258
	Lloyds Banking Group plc	4.050%	8/16/23	900	974
[3]	Lloyds Banking Group plc	2.907%	11/7/23	400	415
	Lloyds Banking Group plc	3.900%	3/12/24	200	218
	Lloyds Banking Group plc	4.450%	5/8/25	200	227
	Lloyds Banking Group plc	4.582%	12/10/25	700	774
	Lloyds Banking Group plc	4.650%	3/24/26	575	639
	Lloyds Banking Group plc	3.750%	1/11/27	200	220
	Lloyds Banking Group plc	4.375%	3/22/28	250	288
	Lloyds Banking Group plc	4.550%	8/16/28	200	233
[3]	Lloyds Banking Group plc	3.574%	11/7/28	200	217
	Lloyds Banking Group plc	5.300%	12/1/45	450	590
	Lloyds Banking Group plc	4.344%	1/9/48	275	320
	M&T Bank Corp.	3.550%	7/26/23	200	219
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	175
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	206
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	221	225
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,275	1,320
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	208
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	700
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	312
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	320
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	803
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	105
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	215
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	212
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	276
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	591
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	266
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	554
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	274
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	228
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	232
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	225
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	190
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	52
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	60
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	226
	Mizuho Financial Group Inc.	3.549%	3/5/23	200	214
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	300	310
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	200	216
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	375	393
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	100	104
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	274
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	368
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	400	461
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	500	539
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	100	105
	Morgan Stanley	5.500%	7/28/21	650	684
	Morgan Stanley	2.625%	11/17/21	500	514
	Morgan Stanley	2.750%	5/19/22	600	623
	Morgan Stanley	4.875%	11/1/22	425	462
	Morgan Stanley	3.125%	1/23/23	250	265
	Morgan Stanley	3.750%	2/25/23	675	728
[3]	Morgan Stanley	3.737%	4/24/24	750	808
	Morgan Stanley	3.875%	4/29/24	545	602
	Morgan Stanley	3.700%	10/23/24	650	721
	Morgan Stanley	4.000%	7/23/25	330	373
	Morgan Stanley	5.000%	11/24/25	650	764
	Morgan Stanley	3.875%	1/27/26	225	255
[3]	Morgan Stanley	2.188%	4/28/26	1,000	1,039
	Morgan Stanley	3.125%	7/27/26	700	770
	Morgan Stanley	6.250%	8/9/26	425	543
	Morgan Stanley	4.350%	9/8/26	400	460
	Morgan Stanley	3.625%	1/20/27	250	282
	Morgan Stanley	3.950%	4/23/27	325	364
[3]	Morgan Stanley	3.591%	7/22/28	935	1,052
[3]	Morgan Stanley	3.772%	1/24/29	575	655
[3]	Morgan Stanley	4.431%	1/23/30	550	653
[3]	Morgan Stanley	2.699%	1/22/31	1,750	1,858
[3]	Morgan Stanley	3.622%	4/1/31	600	686
	Morgan Stanley	7.250%	4/1/32	150	224
[3]	Morgan Stanley	3.971%	7/22/38	375	447
[3]	Morgan Stanley	4.457%	4/22/39	250	316
	Morgan Stanley	6.375%	7/24/42	600	943
	Morgan Stanley	4.300%	1/27/45	650	816
	Morgan Stanley	4.375%	1/22/47	175	227
	MUFG Americas Holdings Corp.	3.500%	6/18/22	475	494
	MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
	MUFG Union Bank NA	3.150%	4/1/22	1,200	1,251
	National Australia Bank Ltd.	1.875%	7/12/21	175	177
	National Australia Bank Ltd.	3.375%	9/20/21	250	259
	National Australia Bank Ltd.	3.700%	11/4/21	250	261
	National Australia Bank Ltd.	3.000%	1/20/23	250	265
	National Australia Bank Ltd.	3.625%	6/20/23	250	271
	National Australia Bank Ltd.	3.375%	1/14/26	100	112
	National Australia Bank Ltd.	2.500%	7/12/26	200	218
	National Bank of Canada	2.100%	2/1/23	200	205
	Northern Trust Corp.	3.375%	8/23/21	100	103
	Northern Trust Corp.	3.950%	10/30/25	150	173
	Northern Trust Corp.	3.650%	8/3/28	100	117
[3]	Northern Trust Corp.	3.375%	5/8/32	50	53
	People’s United Bank NA	4.000%	7/15/24	100	104
	People’s United Financial Inc.	3.650%	12/6/22	100	103
	PNC Bank NA	2.550%	12/9/21	100	103
	PNC Bank NA	2.625%	2/17/22	175	180
	PNC Bank NA	2.450%	7/28/22	100	104
	PNC Bank NA	2.700%	11/1/22	450	470
[3]	PNC Bank NA	2.028%	12/9/22	145	148
	PNC Bank NA	3.300%	10/30/24	705	773
	PNC Bank NA	2.950%	2/23/25	293	319
	PNC Bank NA	3.250%	6/1/25	169	187
	PNC Bank NA	3.100%	10/25/27	250	280
	PNC Bank NA	3.250%	1/22/28	150	169
	PNC Bank NA	4.050%	7/26/28	250	293
	PNC Bank NA	2.700%	10/22/29	150	160
	PNC Financial Services Group Inc.	3.500%	1/23/24	100	109
	PNC Financial Services Group Inc.	3.900%	4/29/24	125	138
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	503
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	577
	PNC Financial Services Group Inc.	2.550%	1/22/30	425	457
	PNC Funding Corp.	3.300%	3/8/22	340	355
[3]	Regions Bank	3.374%	8/13/21	150	150
	Regions Bank	6.450%	6/26/37	250	337
	Regions Financial Corp.	3.800%	8/14/23	200	217
	Regions Financial Corp.	2.250%	5/18/25	100	104
	Royal Bank of Canada	3.200%	4/30/21	700	716
	Royal Bank of Canada	2.750%	2/1/22	300	311
	Royal Bank of Canada	2.800%	4/29/22	300	312
	Royal Bank of Canada	1.950%	1/17/23	150	155
	Royal Bank of Canada	1.600%	4/17/23	800	820
	Royal Bank of Canada	3.700%	10/5/23	100	109
	Royal Bank of Canada	2.550%	7/16/24	200	212

343

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	2.250%	11/1/24	650	684
	Royal Bank of Canada	4.650%	1/27/26	250	291
	Royal Bank of Scotland Group plc	6.125%	12/15/22	100	109
[3]	Royal Bank of Scotland Group plc	3.498%	5/15/23	500	519
	Royal Bank of Scotland Group plc	6.100%	6/10/23	195	215
	Royal Bank of Scotland Group plc	3.875%	9/12/23	600	647
	Royal Bank of Scotland Group plc	6.000%	12/19/23	100	112
	Royal Bank of Scotland Group plc	5.125%	5/28/24	500	544
[3]	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	326
[3]	Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,178
[3]	Royal Bank of Scotland Group plc	5.076%	1/27/30	200	239
[3]	Royal Bank of Scotland Group plc	4.445%	5/8/30	700	806
	Santander Holdings USA Inc.	3.400%	1/18/23	115	119
	Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,211
	Santander Holdings USA Inc.	3.244%	10/5/26	900	936
	Santander Holdings USA Inc.	4.400%	7/13/27	250	269
	Santander UK Group Holdings plc	2.875%	8/5/21	225	230
	Santander UK Group Holdings plc	3.571%	1/10/23	200	207
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	200	219
	Santander UK plc	3.750%	11/15/21	200	208
	Santander UK plc	2.100%	1/13/23	325	336
	Santander UK plc	4.000%	3/13/24	200	220
	Santander UK plc	2.875%	6/18/24	200	213
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	304
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	750	761
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	260
[3]	State Street Corp.	2.653%	5/15/23	300	311
	State Street Corp.	3.100%	5/15/23	400	430
	State Street Corp.	3.700%	11/20/23	83	92
[3]	State Street Corp.	3.776%	12/3/24	200	220
	State Street Corp.	3.300%	12/16/24	227	252
	State Street Corp.	3.550%	8/18/25	225	256
[3]	State Street Corp.	2.354%	11/1/25	125	132
	State Street Corp.	2.650%	5/19/26	125	137
[3]	State Street Corp.	4.141%	12/3/29	200	240
	State Street Corp.	2.400%	1/24/30	150	160
[3]	State Street Corp.	3.031%	11/1/34	125	133
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	262
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	109
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	273
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	271
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	254
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	486
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	258
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	208
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	209
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	264
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	217
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	219
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	397
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	334
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	170
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	133
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	190
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	218
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	765
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	332
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	114
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	511
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	158
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	394
	SVB Financial Group	3.500%	1/29/25	100	106
	SVB Financial Group	3.125%	6/5/30	50	54
	Svenska Handelsbanken AB	2.450%	3/30/21	300	304
	Svenska Handelsbanken AB	1.875%	9/7/21	350	355
	Synchrony Bank	3.000%	6/15/22	100	102
	Synchrony Financial	2.850%	7/25/22	75	76
	Synchrony Financial	4.250%	8/15/24	250	262
	Synchrony Financial	4.500%	7/23/25	150	159
	Synchrony Financial	3.700%	8/4/26	125	128
	Synchrony Financial	3.950%	12/1/27	300	312
	Synovus Financial Corp.	3.125%	11/1/22	50	51
	Toronto-Dominion Bank	2.500%	12/14/20	100	101
	Toronto-Dominion Bank	2.125%	4/7/21	175	177
	Toronto-Dominion Bank	1.800%	7/13/21	150	152
	Toronto-Dominion Bank	1.900%	12/1/22	225	232
	Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,505
	Toronto-Dominion Bank	3.250%	3/11/24	400	435
	Toronto-Dominion Bank	1.150%	6/12/25	200	202
	Truist Bank	2.625%	1/15/22	250	258
	Truist Bank	2.800%	5/17/22	400	416
[3]	Truist Bank	3.502%	8/2/22	250	257
	Truist Bank	3.000%	2/2/23	75	79
	Truist Bank	1.250%	3/9/23	1,000	1,015
	Truist Bank	3.200%	4/1/24	500	542
[3]	Truist Bank	3.689%	8/2/24	250	271
	Truist Bank	2.150%	12/6/24	250	263
	Truist Bank	3.625%	9/16/25	500	556
	Truist Bank	3.300%	5/15/26	200	221
	Truist Financial Corp.	2.900%	3/3/21	75	76
	Truist Financial Corp.	3.200%	9/3/21	150	154
	Truist Financial Corp.	2.700%	1/27/22	125	129
	Truist Financial Corp.	2.750%	4/1/22	175	181
	Truist Financial Corp.	3.050%	6/20/22	500	523
	Truist Financial Corp.	3.750%	12/6/23	250	274
	Truist Financial Corp.	2.500%	8/1/24	75	80
	Truist Financial Corp.	2.850%	10/26/24	192	207
	Truist Financial Corp.	3.700%	6/5/25	175	198
	Truist Financial Corp.	1.200%	8/5/25	200	202
	Truist Financial Corp.	3.875%	3/19/29	200	226
	Truist Financial Corp.	1.950%	6/5/30	100	102
[5]	UBS AG	2.450%	12/1/20	200	201
[3,5]	UBS Group AG	3.126%	8/13/30	50	54
	US Bancorp	2.625%	1/24/22	200	206
	US Bancorp	3.000%	3/15/22	125	130
	US Bancorp	2.950%	7/15/22	400	420
	US Bancorp	3.700%	1/30/24	150	165
	US Bancorp	3.375%	2/5/24	500	546
	US Bancorp	2.400%	7/30/24	200	213
	US Bancorp	3.600%	9/11/24	50	55
	US Bancorp	3.950%	11/17/25	25	29
	US Bancorp	3.100%	4/27/26	300	333
	US Bancorp	2.375%	7/22/26	25	27
	US Bancorp	3.150%	4/27/27	275	308
	US Bancorp	3.900%	4/26/28	75	89
	US Bancorp	3.000%	7/30/29	240	261
	US Bank NA	1.800%	1/21/22	175	178
	US Bank NA	2.650%	5/23/22	250	260
	US Bank NA	1.950%	1/9/23	300	311
	US Bank NA	2.850%	1/23/23	250	264
	US Bank NA	3.400%	7/24/23	250	270
	US Bank NA	2.050%	1/21/25	175	185
	US Bank NA	2.800%	1/27/25	625	678
	Wachovia Corp.	6.605%	10/1/25	265	306
	Wells Fargo & Co.	2.550%	12/7/20	300	303
	Wells Fargo & Co.	2.100%	7/26/21	350	356
	Wells Fargo & Co.	3.500%	3/8/22	450	471
	Wells Fargo & Co.	2.625%	7/22/22	735	765
	Wells Fargo & Co.	3.069%	1/24/23	1,050	1,088
	Wells Fargo & Co.	3.450%	2/13/23	350	372
	Wells Fargo & Co.	3.750%	1/24/24	200	218
[3]	Wells Fargo & Co.	1.654%	6/2/24	500	507
	Wells Fargo & Co.	3.000%	2/19/25	425	457
[3]	Wells Fargo & Co.	2.406%	10/30/25	600	623
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,389
	Wells Fargo & Co.	4.100%	6/3/26	725	817
	Wells Fargo & Co.	3.000%	10/23/26	675	735
	Wells Fargo & Co.	4.300%	7/22/27	475	544
[3]	Wells Fargo & Co.	3.584%	5/22/28	500	555
	Wells Fargo & Co.	4.150%	1/24/29	200	236
[3]	Wells Fargo & Co.	2.879%	10/30/30	1,800	1,924
[3]	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,508

344

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	5.375%	2/7/35	200	271
[3]	Wells Fargo & Co.	3.068%	4/30/41	600	624
	Wells Fargo & Co.	5.375%	11/2/43	1,500	2,021
	Wells Fargo & Co.	5.606%	1/15/44	600	832
	Wells Fargo & Co.	4.650%	11/4/44	325	401
	Wells Fargo & Co.	3.900%	5/1/45	250	294
	Wells Fargo & Co.	4.900%	11/17/45	250	321
	Wells Fargo & Co.	4.400%	6/14/46	300	365
	Wells Fargo & Co.	4.750%	12/7/46	350	447
[3]	Wells Fargo & Co.	5.013%	4/4/51	1,750	2,417
[3]	Wells Fargo Bank NA	3.325%	7/23/21	250	251
	Wells Fargo Bank NA	3.625%	10/22/21	450	467
[3]	Wells Fargo Bank NA	2.082%	9/9/22	850	863
	Wells Fargo Bank NA	3.550%	8/14/23	750	811
	Wells Fargo Bank NA	5.950%	8/26/36	200	272
	Wells Fargo Bank NA	5.850%	2/1/37	300	413
	Wells Fargo Bank NA	6.600%	1/15/38	225	329
	Westpac Banking Corp.	2.000%	8/19/21	275	280
	Westpac Banking Corp.	2.500%	6/28/22	1,000	1,039
	Westpac Banking Corp.	2.750%	1/11/23	200	211
	Westpac Banking Corp.	2.000%	1/13/23	150	155
	Westpac Banking Corp.	3.650%	5/15/23	75	81
	Westpac Banking Corp.	3.300%	2/26/24	250	272
	Westpac Banking Corp.	2.350%	2/19/25	200	212
	Westpac Banking Corp.	2.850%	5/13/26	200	220
	Westpac Banking Corp.	2.700%	8/19/26	175	191
	Westpac Banking Corp.	3.350%	3/8/27	250	284
	Westpac Banking Corp.	2.650%	1/16/30	150	164
[3]	Westpac Banking Corp.	2.894%	2/4/30	425	431
[3]	Westpac Banking Corp.	4.322%	11/23/31	500	555
	Westpac Banking Corp.	4.110%	7/24/34	25	28
	Westpac Banking Corp.	4.421%	7/24/39	600	705
	Zions Bancorp NA	3.250%	10/29/29	250	246

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	100	108
	Affiliated Managers Group Inc.	3.500%	8/1/25	125	136
	Ameriprise Financial Inc.	3.000%	3/22/22	50	52
	Ameriprise Financial Inc.	4.000%	10/15/23	250	277
	Ameriprise Financial Inc.	3.700%	10/15/24	187	208
	Ameriprise Financial Inc.	3.000%	4/2/25	20	22
	Ameriprise Financial Inc.	2.875%	9/15/26	100	108
	BGC Partners Inc.	5.125%	5/27/21	50	51
	BGC Partners Inc.	3.750%	10/1/24	105	104
	BlackRock Inc.	3.375%	6/1/22	175	185
	BlackRock Inc.	3.500%	3/18/24	175	193
	BlackRock Inc.	3.200%	3/15/27	100	113
	BlackRock Inc.	3.250%	4/30/29	90	103
	BlackRock Inc.	2.400%	4/30/30	380	409
	BlackRock Inc.	1.900%	1/28/31	145	148
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	172
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	137
	Brookfield Finance Inc.	4.850%	3/29/29	150	176
	Brookfield Finance Inc.	4.350%	4/15/30	205	231
	Brookfield Finance Inc.	4.700%	9/20/47	185	213
	Brookfield Finance LLC	4.000%	4/1/24	175	189
	Brookfield Finance LLC	3.450%	4/15/50	125	120
	Cboe Global Markets Inc.	3.650%	1/12/27	110	123
	Charles Schwab Corp.	3.225%	9/1/22	300	315
	Charles Schwab Corp.	2.650%	1/25/23	100	105
	Charles Schwab Corp.	3.550%	2/1/24	400	438
	Charles Schwab Corp.	3.850%	5/21/25	25	28
	Charles Schwab Corp.	3.200%	3/2/27	250	280
	Charles Schwab Corp.	3.200%	1/25/28	100	112
	Charles Schwab Corp.	4.000%	2/1/29	125	147
	Charles Schwab Corp.	3.250%	5/22/29	100	112
	Charles Schwab Corp.	4.625%	3/22/30	50	62
	CME Group Inc.	3.000%	9/15/22	125	132
	CME Group Inc.	3.000%	3/15/25	214	236
	CME Group Inc.	5.300%	9/15/43	200	297
	E*TRADE Financial Corp.	3.800%	8/24/27	75	83
	E*TRADE Financial Corp.	4.500%	6/20/28	65	75
	Eaton Vance Corp.	3.625%	6/15/23	50	52
	Eaton Vance Corp.	3.500%	4/6/27	100	109
	Franklin Resources Inc.	2.800%	9/15/22	225	234
	Intercontinental Exchange Inc.	2.350%	9/15/22	100	104
	Intercontinental Exchange Inc.	4.000%	10/15/23	150	166
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	342
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	167
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	87
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	764
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	223
	Intercontinental Exchange Inc.	3.000%	6/15/50	285	297
	Invesco Finance plc	3.125%	11/30/22	175	185
	Invesco Finance plc	4.000%	1/30/24	450	488
	Invesco Finance plc	3.750%	1/15/26	170	186
	Invesco Finance plc	5.375%	11/30/43	75	88
	Janus Capital Group Inc.	4.875%	8/1/25	75	82
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	163
	Jefferies Group LLC	5.125%	1/20/23	100	109
	Jefferies Group LLC	4.850%	1/15/27	200	220
	Jefferies Group LLC	6.450%	6/8/27	50	59
	Jefferies Group LLC	6.250%	1/15/36	75	85
	Jefferies Group LLC	6.500%	1/20/43	75	88
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	325
	Lazard Group LLC	3.750%	2/13/25	50	53
	Lazard Group LLC	3.625%	3/1/27	100	105
	Lazard Group LLC	4.500%	9/19/28	100	112
	Legg Mason Inc.	4.750%	3/15/26	100	113
	Legg Mason Inc.	5.625%	1/15/44	120	150
	Nasdaq Inc.	4.250%	6/1/24	125	138
	Nasdaq Inc.	3.850%	6/30/26	100	113
	Nasdaq Inc.	3.250%	4/28/50	35	37
	Nomura Holdings Inc.	2.648%	1/16/25	170	177
	Nomura Holdings Inc.	3.103%	1/16/30	400	415
	Raymond James Financial Inc.	3.625%	9/15/26	75	83
	Raymond James Financial Inc.	4.650%	4/1/30	55	66
	Raymond James Financial Inc.	4.950%	7/15/46	210	257
	Stifel Financial Corp.	3.500%	12/1/20	50	50
	Stifel Financial Corp.	4.250%	7/18/24	150	160
	TD Ameritrade Holding Corp.	2.950%	4/1/22	125	130
	TD Ameritrade Holding Corp.	3.625%	4/1/25	384	429
	TD Ameritrade Holding Corp.	3.300%	4/1/27	125	140
	TD Ameritrade Holding Corp.	2.750%	10/1/29	50	55

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	200	202
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	71
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	125	125
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	100	99
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	175	176
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	122
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	150
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	186	175
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	262
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	120
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	265
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	271

345

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Air Lease Corp.	3.750%	2/1/22	300	303
	Air Lease Corp.	2.625%	7/1/22	100	99
	Air Lease Corp.	2.250%	1/15/23	100	98
	Air Lease Corp.	2.750%	1/15/23	100	99
	Air Lease Corp.	3.875%	7/3/23	100	101
	Air Lease Corp.	4.250%	2/1/24	200	206
	Air Lease Corp.	4.250%	9/15/24	75	77
	Air Lease Corp.	2.300%	2/1/25	200	190
	Air Lease Corp.	3.250%	3/1/25	150	150
	Air Lease Corp.	3.375%	7/1/25	250	250
	Air Lease Corp.	3.625%	4/1/27	75	73
	Air Lease Corp.	3.625%	12/1/27	100	99
	Air Lease Corp.	4.625%	10/1/28	100	102
	Air Lease Corp.	3.250%	10/1/29	100	94
	Air Lease Corp.	3.000%	2/1/30	225	208
	Aircastle Ltd.	4.400%	9/25/23	125	119
	Aircastle Ltd.	4.125%	5/1/24	400	373
	Aircastle Ltd.	4.250%	6/15/26	100	92
	Ares Capital Corp.	3.500%	2/10/23	250	251
	Ares Capital Corp.	4.200%	6/10/24	200	204
	Ares Capital Corp.	4.250%	3/1/25	105	109
	Ares Capital Corp.	3.250%	7/15/25	115	112
	FS KKR Capital Corp.	4.750%	5/15/22	25	25
	FS KKR Capital Corp.	4.625%	7/15/24	25	25
	FS KKR Capital Corp.	4.125%	2/1/25	100	97
	GATX Corp.	3.250%	3/30/25	125	128
	GATX Corp.	3.250%	9/15/26	50	52
	GATX Corp.	3.850%	3/30/27	175	186
	GATX Corp.	3.500%	3/15/28	100	103
	GATX Corp.	4.550%	11/7/28	150	165
	GATX Corp.	4.700%	4/1/29	75	85
	GATX Corp.	4.500%	3/30/45	50	52
[5]	GE Capital Funding LLC	3.450%	5/15/25	195	204
[5]	GE Capital Funding LLC	4.050%	5/15/27	400	421
[5]	GE Capital Funding LLC	4.400%	5/15/30	710	738
[5]	GE Capital Funding LLC	4.550%	5/15/32	200	206
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	374
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,184
	International Lease Finance Corp.	8.250%	12/15/20	200	203
	International Lease Finance Corp.	4.625%	4/15/21	89	90
	International Lease Finance Corp.	8.625%	1/15/22	315	337
	International Lease Finance Corp.	5.875%	8/15/22	160	166
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	39
	Owl Rock Capital Corp.	5.250%	4/15/24	25	26
	Owl Rock Capital Corp.	4.000%	3/30/25	47	46
	Owl Rock Capital Corp.	3.750%	7/22/25	180	175
	Prospect Capital Corp.	5.875%	3/15/23	40	40
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	49

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	50	73
	AEGON Funding Co. LLC	5.750%	12/15/20	81	83
[3]	Aegon NV	5.500%	4/11/48	200	210
	Aetna Inc.	2.750%	11/15/22	200	208
	Aetna Inc.	2.800%	6/15/23	125	132
	Aetna Inc.	3.500%	11/15/24	125	136
	Aetna Inc.	6.625%	6/15/36	130	182
	Aetna Inc.	6.750%	12/15/37	100	142
	Aetna Inc.	4.500%	5/15/42	75	89
	Aetna Inc.	4.125%	11/15/42	75	84
	Aetna Inc.	3.875%	8/15/47	300	335
	Aflac Inc.	3.625%	6/15/23	125	136
	Aflac Inc.	3.625%	11/15/24	125	141
	Aflac Inc.	3.250%	3/17/25	125	138
	Aflac Inc.	2.875%	10/15/26	75	82
	Aflac Inc.	3.600%	4/1/30	225	262
	Aflac Inc.	4.000%	10/15/46	50	57
	Aflac Inc.	4.750%	1/15/49	235	301
	Alleghany Corp.	3.625%	5/15/30	100	106
	Alleghany Corp.	4.900%	9/15/44	100	114
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	78
	Allstate Corp.	3.150%	6/15/23	100	107
	Allstate Corp.	5.550%	5/9/35	75	106
	Allstate Corp.	4.500%	6/15/43	125	160
	Allstate Corp.	4.200%	12/15/46	200	250
	Allstate Corp.	3.850%	8/10/49	100	122
[3]	Allstate Corp.	5.750%	8/15/53	75	77
[3]	Allstate Corp.	6.500%	5/15/67	100	120
	American Financial Group Inc.	3.500%	8/15/26	50	53
	American Financial Group Inc.	5.250%	4/2/30	150	177
	American Financial Group Inc.	4.500%	6/15/47	110	113
	American International Group Inc.	6.400%	12/15/20	385	395
	American International Group Inc.	3.300%	3/1/21	275	280
	American International Group Inc.	4.875%	6/1/22	250	269
	American International Group Inc.	4.125%	2/15/24	70	78
	American International Group Inc.	2.500%	6/30/25	156	165
	American International Group Inc.	3.750%	7/10/25	85	94
	American International Group Inc.	4.200%	4/1/28	200	227
	American International Group Inc.	4.250%	3/15/29	50	57
	American International Group Inc.	3.400%	6/30/30	240	258
	American International Group Inc.	3.875%	1/15/35	200	224
	American International Group Inc.	4.700%	7/10/35	75	91
	American International Group Inc.	6.250%	5/1/36	475	627
	American International Group Inc.	4.500%	7/16/44	500	580
	American International Group Inc.	4.750%	4/1/48	200	241
[3]	American International Group Inc.	5.750%	4/1/48	125	128
	American International Group Inc.	4.375%	6/30/50	230	263
	American International Group Inc.	4.375%	1/15/55	125	145
[3]	American International Group Inc.	8.175%	5/15/68	95	118
	Anthem Inc.	3.700%	8/15/21	125	128
	Anthem Inc.	3.125%	5/15/22	150	157
	Anthem Inc.	2.950%	12/1/22	150	158
	Anthem Inc.	3.300%	1/15/23	625	665
	Anthem Inc.	3.500%	8/15/24	475	519
	Anthem Inc.	3.350%	12/1/24	160	176
	Anthem Inc.	2.375%	1/15/25	100	106
	Anthem Inc.	3.650%	12/1/27	300	341
	Anthem Inc.	4.101%	3/1/28	400	467
	Anthem Inc.	2.875%	9/15/29	125	135
	Anthem Inc.	2.250%	5/15/30	105	108
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	102
	Anthem Inc.	6.375%	6/15/37	50	70
	Anthem Inc.	4.625%	5/15/42	175	219
	Anthem Inc.	4.650%	1/15/43	775	982
	Anthem Inc.	5.100%	1/15/44	100	133
	Anthem Inc.	4.375%	12/1/47	300	374
	Anthem Inc.	4.550%	3/1/48	155	197
	Anthem Inc.	4.850%	8/15/54	30	34
	Aon Corp.	8.205%	1/1/27	25	30
	Aon Corp.	4.500%	12/15/28	100	119
	Aon Corp.	3.750%	5/2/29	90	103
	Aon Corp.	2.800%	5/15/30	405	431
	Aon Corp.	6.250%	9/30/40	100	144
	Aon plc	3.500%	6/14/24	250	272
	Aon plc	3.875%	12/15/25	125	142
	Aon plc	4.600%	6/14/44	175	212
	Aon plc	4.750%	5/15/45	100	127
	Arch Capital Finance LLC	4.011%	12/15/26	100	113
	Arch Capital Finance LLC	5.031%	12/15/46	100	125
	Arch Capital Group Ltd.	7.350%	5/1/34	50	74
	Arch Capital Group US Inc.	5.144%	11/1/43	50	63
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	183
	Assurant Inc.	4.000%	3/15/23	50	53
	Assurant Inc.	4.200%	9/27/23	100	107
	Assurant Inc.	4.900%	3/27/28	100	109
	Assurant Inc.	6.750%	2/15/34	9	11
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	84
	Athene Holding Ltd.	4.125%	1/12/28	200	206

346

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Athene Holding Ltd.	6.150%	4/3/30	110	126
	AXA SA	8.600%	12/15/30	225	319
	AXIS Specialty Finance LLC	3.900%	7/15/29	50	54
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	50	46
	AXIS Specialty Finance plc	4.000%	12/6/27	550	583
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	157
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	207
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	255
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	388
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	886
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	295
	Berkshire Hathaway Inc.	2.200%	3/15/21	200	202
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	80
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	317
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	808
	Brighthouse Financial Inc.	3.700%	6/22/27	250	254
	Brighthouse Financial Inc.	4.700%	6/22/47	530	484
	Brown & Brown Inc.	4.200%	9/15/24	75	81
	Brown & Brown Inc.	4.500%	3/15/29	75	82
	Chubb Corp.	6.000%	5/11/37	125	179
	Chubb Corp.	6.500%	5/15/38	95	145
	Chubb INA Holdings Inc.	2.875%	11/3/22	475	499
	Chubb INA Holdings Inc.	2.700%	3/13/23	125	132
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	110
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	277
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	300
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	124
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	454
	Cigna Holding Co.	4.375%	12/15/20	45	45
	Cincinnati Financial Corp.	6.920%	5/15/28	100	131
	Cincinnati Financial Corp.	6.125%	11/1/34	75	105
	CNA Financial Corp.	5.750%	8/15/21	75	79
	CNA Financial Corp.	3.950%	5/15/24	150	163
	CNA Financial Corp.	4.500%	3/1/26	125	142
	CNA Financial Corp.	3.450%	8/15/27	100	105
	CNA Financial Corp.	3.900%	5/1/29	100	109
	Enstar Group Ltd.	4.500%	3/10/22	50	51
	Enstar Group Ltd.	4.950%	6/1/29	395	416
	Equitable Holdings Inc.	3.900%	4/20/23	100	107
	Equitable Holdings Inc.	7.000%	4/1/28	75	92
	Equitable Holdings Inc.	4.350%	4/20/28	680	757
	Equitable Holdings Inc.	5.000%	4/20/48	350	398
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	116
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	54
	Fidelity National Financial Inc.	3.400%	6/15/30	100	104
	First American Financial Corp.	4.600%	11/15/24	100	108
	Globe Life Inc.	3.800%	9/15/22	50	53
	Globe Life Inc.	4.550%	9/15/28	80	91
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	109
	Hartford Financial Services Group Inc.	2.800%	8/19/29	100	106
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	66
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	137
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	202
	Hartford Financial Services Group Inc.	3.600%	8/19/49	125	132
	Humana Inc.	2.900%	12/15/22	150	157
	Humana Inc.	3.850%	10/1/24	326	357
	Humana Inc.	3.950%	3/15/27	150	170
	Humana Inc.	4.875%	4/1/30	135	166
	Humana Inc.	4.625%	12/1/42	110	138
	Humana Inc.	4.950%	10/1/44	270	351
	Humana Inc.	3.950%	8/15/49	40	47
	Kemper Corp.	4.350%	2/15/25	40	43
	Lincoln National Corp.	4.200%	3/15/22	50	53
	Lincoln National Corp.	4.000%	9/1/23	50	54
	Lincoln National Corp.	3.350%	3/9/25	13	14
	Lincoln National Corp.	3.625%	12/12/26	75	83
	Lincoln National Corp.	3.800%	3/1/28	100	110
	Lincoln National Corp.	3.050%	1/15/30	350	368
	Lincoln National Corp.	6.300%	10/9/37	75	99
	Lincoln National Corp.	7.000%	6/15/40	160	225
	Loews Corp.	2.625%	5/15/23	75	79
	Loews Corp.	6.000%	2/1/35	50	68
	Loews Corp.	4.125%	5/15/43	350	382
	Manulife Financial Corp.	4.150%	3/4/26	175	205
[3]	Manulife Financial Corp.	4.061%	2/24/32	190	200
	Manulife Financial Corp.	5.375%	3/4/46	200	264
	Markel Corp.	4.900%	7/1/22	125	134
	Markel Corp.	3.500%	11/1/27	50	53
	Markel Corp.	3.350%	9/17/29	75	80
	Markel Corp.	4.300%	11/1/47	50	56
	Markel Corp.	5.000%	5/20/49	50	63
	Markel Corp.	4.150%	9/17/50	200	225
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	305
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	80
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	109
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	110
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	113
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	390
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	510	529
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	125
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	246
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	271
	Mercury General Corp.	4.400%	3/15/27	75	79
	MetLife Inc.	3.048%	12/15/22	225	238
	MetLife Inc.	3.600%	4/10/24	175	194
	MetLife Inc.	3.000%	3/1/25	250	273
	MetLife Inc.	3.600%	11/13/25	400	454
	MetLife Inc.	4.550%	3/23/30	500	620
	MetLife Inc.	6.500%	12/15/32	175	255
	MetLife Inc.	6.375%	6/15/34	100	150
[3]	MetLife Inc.	6.400%	12/15/36	210	250
	MetLife Inc.	5.875%	2/6/41	590	824
	MetLife Inc.	4.125%	8/13/42	175	207
	MetLife Inc.	4.875%	11/13/43	205	264
	MetLife Inc.	4.721%	12/15/44	63	79
	MetLife Inc.	4.600%	5/13/46	150	191
	Old Republic International Corp.	4.875%	10/1/24	121	131
	Old Republic International Corp.	3.875%	8/26/26	100	107
	PartnerRe Finance B LLC	3.700%	7/2/29	95	104
	Primerica Inc.	4.750%	7/15/22	125	132
	Principal Financial Group Inc.	3.300%	9/15/22	50	53
	Principal Financial Group Inc.	3.125%	5/15/23	100	106
	Principal Financial Group Inc.	3.400%	5/15/25	128	141
	Principal Financial Group Inc.	3.100%	11/15/26	100	109
	Principal Financial Group Inc.	4.625%	9/15/42	50	61
	Principal Financial Group Inc.	4.350%	5/15/43	50	59
	Principal Financial Group Inc.	4.300%	11/15/46	295	345
	Progressive Corp.	3.750%	8/23/21	75	78
	Progressive Corp.	2.450%	1/15/27	150	159
	Progressive Corp.	6.625%	3/1/29	125	170
	Progressive Corp.	4.350%	4/25/44	50	64
	Progressive Corp.	4.125%	4/15/47	290	366
	Progressive Corp.	4.200%	3/15/48	115	148
	Progressive Corp.	3.950%	3/26/50	180	226
	Prudential Financial Inc.	4.500%	11/16/21	75	79
	Prudential Financial Inc.	3.500%	5/15/24	125	138
	Prudential Financial Inc.	3.878%	3/27/28	250	285
	Prudential Financial Inc.	5.750%	7/15/33	100	135
	Prudential Financial Inc.	5.700%	12/14/36	125	169
	Prudential Financial Inc.	6.625%	12/1/37	65	95
	Prudential Financial Inc.	3.000%	3/10/40	50	51
	Prudential Financial Inc.	6.625%	6/21/40	65	96
[3]	Prudential Financial Inc.	5.875%	9/15/42	125	133
[3]	Prudential Financial Inc.	5.625%	6/15/43	375	398
	Prudential Financial Inc.	5.100%	8/15/43	50	60
[3]	Prudential Financial Inc.	5.200%	3/15/44	85	87
	Prudential Financial Inc.	4.600%	5/15/44	525	633
[3]	Prudential Financial Inc.	5.375%	5/15/45	250	260
	Prudential Financial Inc.	3.905%	12/7/47	182	207
[3]	Prudential Financial Inc.	5.700%	9/15/48	250	276
	Prudential Financial Inc.	3.935%	12/7/49	263	296
	Prudential Financial Inc.	4.350%	2/25/50	210	250

347

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Prudential plc	3.125%	4/14/30	200	215
Reinsurance Group of America Inc.	4.700%	9/15/23	75	83
Reinsurance Group of America Inc.	3.900%	5/15/29	50	54
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	80
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	82
Selective Insurance Group Inc.	5.375%	3/1/49	50	56
Sompo International Holdings Ltd.	4.700%	10/15/22	100	106
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	95
Travelers Cos. Inc.	6.250%	6/15/37	150	220
Travelers Cos. Inc.	4.600%	8/1/43	100	130
Travelers Cos. Inc.	4.300%	8/25/45	150	190
Travelers Cos. Inc.	4.000%	5/30/47	125	153
Travelers Cos. Inc.	4.100%	3/4/49	200	251
Travelers Cos. Inc.	2.550%	4/27/50	675	663
Trinity Acquisition plc	4.400%	3/15/26	100	114
UnitedHealth Group Inc.	2.125%	3/15/21	225	228
UnitedHealth Group Inc.	3.375%	11/15/21	100	103
UnitedHealth Group Inc.	2.875%	12/15/21	125	129
UnitedHealth Group Inc.	3.350%	7/15/22	180	190
UnitedHealth Group Inc.	2.375%	10/15/22	150	156
UnitedHealth Group Inc.	2.750%	2/15/23	175	184
UnitedHealth Group Inc.	2.875%	3/15/23	25	27
UnitedHealth Group Inc.	3.500%	6/15/23	100	109
UnitedHealth Group Inc.	3.500%	2/15/24	100	110
UnitedHealth Group Inc.	2.375%	8/15/24	300	319
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,081
UnitedHealth Group Inc.	3.700%	12/15/25	75	86
UnitedHealth Group Inc.	3.100%	3/15/26	225	250
UnitedHealth Group Inc.	3.450%	1/15/27	175	200
UnitedHealth Group Inc.	3.375%	4/15/27	350	397
UnitedHealth Group Inc.	2.950%	10/15/27	150	167
UnitedHealth Group Inc.	3.850%	6/15/28	400	472
UnitedHealth Group Inc.	3.875%	12/15/28	150	179
UnitedHealth Group Inc.	2.875%	8/15/29	150	167
UnitedHealth Group Inc.	2.000%	5/15/30	755	790
UnitedHealth Group Inc.	4.625%	7/15/35	175	228
UnitedHealth Group Inc.	6.500%	6/15/37	50	76
UnitedHealth Group Inc.	6.625%	11/15/37	125	191
UnitedHealth Group Inc.	6.875%	2/15/38	245	384
UnitedHealth Group Inc.	3.500%	8/15/39	240	278
UnitedHealth Group Inc.	2.750%	5/15/40	200	211
UnitedHealth Group Inc.	5.950%	2/15/41	60	88
UnitedHealth Group Inc.	4.625%	11/15/41	110	142
UnitedHealth Group Inc.	4.375%	3/15/42	50	62
UnitedHealth Group Inc.	3.950%	10/15/42	175	210
UnitedHealth Group Inc.	4.250%	3/15/43	125	155
UnitedHealth Group Inc.	4.750%	7/15/45	305	411
UnitedHealth Group Inc.	4.200%	1/15/47	210	262
UnitedHealth Group Inc.	4.250%	4/15/47	290	367
UnitedHealth Group Inc.	4.250%	6/15/48	300	382
UnitedHealth Group Inc.	4.450%	12/15/48	150	198
UnitedHealth Group Inc.	3.700%	8/15/49	310	368
UnitedHealth Group Inc.	2.900%	5/15/50	250	263
UnitedHealth Group Inc.	3.875%	8/15/59	420	510
UnitedHealth Group Inc.	3.125%	5/15/60	250	265
Unum Group	4.000%	3/15/24	125	132
Unum Group	4.000%	6/15/29	80	82
Unum Group	5.750%	8/15/42	75	79
Unum Group	4.500%	12/15/49	100	91
Voya Financial Inc.	3.125%	7/15/24	100	107
Voya Financial Inc.	3.650%	6/15/26	250	276
Voya Financial Inc.	5.700%	7/15/43	75	96
Voya Financial Inc.	4.800%	6/15/46	40	47
Willis North America Inc.	3.600%	5/15/24	125	135
Willis North America Inc.	4.500%	9/15/28	100	116
Willis North America Inc.	2.950%	9/15/29	940	993
Willis North America Inc.	5.050%	9/15/48	50	64
Willis North America Inc.	3.875%	9/15/49	90	99
XLIT Ltd.	4.450%	3/31/25	189	211
XLIT Ltd.	5.500%	3/31/45	100	133

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	52
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	7/18/27	200	222

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	193
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	281
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	56
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	57
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	120
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	213
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	153
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	154
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	167
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	66
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	151
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	77
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	105
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	51
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	77
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	67
American Homes 4 Rent LP	4.900%	2/15/29	100	111
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	441
AvalonBay Communities Inc.	3.450%	6/1/25	100	111
AvalonBay Communities Inc.	2.950%	5/11/26	150	162
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	75	83
AvalonBay Communities Inc.	3.200%	1/15/28	75	83
AvalonBay Communities Inc.	3.300%	6/1/29	100	113
AvalonBay Communities Inc.	3.900%	10/15/46	50	61
AvalonBay Communities Inc.	4.350%	4/15/48	60	77
Boston Properties LP	3.850%	2/1/23	225	240
Boston Properties LP	3.125%	9/1/23	275	291
Boston Properties LP	3.200%	1/15/25	111	119
Boston Properties LP	3.650%	2/1/26	100	111
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	441
Boston Properties LP	2.900%	3/15/30	150	157
Boston Properties LP	3.250%	1/30/31	250	268
Brandywine Operating Partnership LP	3.950%	2/15/23	700	721
Brandywine Operating Partnership LP	3.950%	11/15/27	100	103
Brixmor Operating Partnership LP	3.650%	6/15/24	50	51
Brixmor Operating Partnership LP	3.850%	2/1/25	125	129
Brixmor Operating Partnership LP	4.125%	6/15/26	200	210
Brixmor Operating Partnership LP	3.900%	3/15/27	75	76
Brixmor Operating Partnership LP	4.125%	5/15/29	533	549
Camden Property Trust	4.100%	10/15/28	60	71
Camden Property Trust	3.150%	7/1/29	50	56
Camden Property Trust	2.800%	5/15/30	765	825
Camden Property Trust	3.350%	11/1/49	120	129
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	255
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Corporate Office Properties LP	3.600%	5/15/23	150	152
CubeSmart LP	4.375%	12/15/23	100	109
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	107
CubeSmart LP	4.375%	2/15/29	50	58
CubeSmart LP	3.000%	2/15/30	75	80
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	126
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	285

348

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	3.950%	7/1/22	75	79
Digital Realty Trust LP	3.625%	10/1/22	975	1,026
Digital Realty Trust LP	3.700%	8/15/27	200	228
Digital Realty Trust LP	4.450%	7/15/28	200	238
Digital Realty Trust LP	3.600%	7/1/29	175	199
Duke Realty LP	3.250%	6/30/26	175	191
Duke Realty LP	3.375%	12/15/27	160	178
Duke Realty LP	4.000%	9/15/28	50	58
Duke Realty LP	2.875%	11/15/29	70	76
Duke Realty LP	1.750%	7/1/30	200	199
EPR Properties	5.250%	7/15/23	125	122
EPR Properties	4.500%	4/1/25	50	47
EPR Properties	4.750%	12/15/26	100	96
EPR Properties	4.950%	4/15/28	150	143
EPR Properties	3.750%	8/15/29	100	87
ERP Operating LP	4.625%	12/15/21	129	135
ERP Operating LP	3.000%	4/15/23	125	131
ERP Operating LP	3.375%	6/1/25	125	137
ERP Operating LP	2.850%	11/1/26	50	54
ERP Operating LP	3.500%	3/1/28	100	113
ERP Operating LP	4.150%	12/1/28	70	83
ERP Operating LP	3.000%	7/1/29	75	83
ERP Operating LP	2.500%	2/15/30	150	159
ERP Operating LP	4.500%	7/1/44	150	194
ERP Operating LP	4.500%	6/1/45	25	32
ERP Operating LP	4.000%	8/1/47	100	124
Essex Portfolio LP	5.200%	3/15/21	50	51
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	54
Essex Portfolio LP	3.500%	4/1/25	166	181
Essex Portfolio LP	3.375%	4/15/26	100	109
Essex Portfolio LP	3.625%	5/1/27	100	111
Essex Portfolio LP	4.000%	3/1/29	100	116
Essex Portfolio LP	3.000%	1/15/30	110	119
Essex Portfolio LP	2.650%	3/15/32	105	111
Essex Portfolio LP	4.500%	3/15/48	120	152
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	53
Federal Realty Investment Trust	3.200%	6/15/29	25	26
Federal Realty Investment Trust	4.500%	12/1/44	150	166
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	105
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	140
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	106
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	101
Healthpeak Properties Inc.	3.150%	8/1/22	75	79
Healthpeak Properties Inc.	4.250%	11/15/23	9	10
Healthpeak Properties Inc.	4.200%	3/1/24	125	137
Healthpeak Properties Inc.	3.400%	2/1/25	152	164
Healthpeak Properties Inc.	3.250%	7/15/26	25	27
Healthpeak Properties Inc.	3.500%	7/15/29	125	135
Healthpeak Properties Inc.	3.000%	1/15/30	800	831
Healthpeak Properties Inc.	6.750%	2/1/41	100	141
Highwoods Realty LP	4.125%	3/15/28	75	80
Highwoods Realty LP	4.200%	4/15/29	50	54
Host Hotels & Resorts LP	4.750%	3/1/23	50	52
Host Hotels & Resorts LP	3.750%	10/15/23	261	267
Host Hotels & Resorts LP	3.875%	4/1/24	75	77
Host Hotels & Resorts LP	3.375%	12/15/29	100	95
Hudson Pacific Properties LP	3.950%	11/1/27	100	103
Hudson Pacific Properties LP	4.650%	4/1/29	25	27
Hudson Pacific Properties LP	3.250%	1/15/30	60	58
Kilroy Realty LP	3.800%	1/15/23	250	258
Kilroy Realty LP	3.450%	12/15/24	50	52
Kilroy Realty LP	4.750%	12/15/28	50	56
Kilroy Realty LP	4.250%	8/15/29	104	113
Kilroy Realty LP	3.050%	2/15/30	200	199
Kimco Realty Corp.	3.400%	11/1/22	150	156
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	3.300%	2/1/25	58	61
Kimco Realty Corp.	2.800%	10/1/26	125	127
Kimco Realty Corp.	3.800%	4/1/27	75	80
Kimco Realty Corp.	4.125%	12/1/46	50	49
Kimco Realty Corp.	4.450%	9/1/47	50	52
Kite Realty Group LP	4.000%	10/1/26	200	186
Life Storage LP	3.500%	7/1/26	125	134
Life Storage LP	3.875%	12/15/27	150	163
Life Storage LP	4.000%	6/15/29	25	27
Mid-America Apartments LP	4.300%	10/15/23	150	164
Mid-America Apartments LP	3.750%	6/15/24	50	54
Mid-America Apartments LP	3.600%	6/1/27	250	276
Mid-America Apartments LP	2.750%	3/15/30	150	159
National Retail Properties Inc.	3.500%	10/15/27	350	366
National Retail Properties Inc.	4.300%	10/15/28	25	27
National Retail Properties Inc.	2.500%	4/15/30	75	72
National Retail Properties Inc.	4.800%	10/15/48	50	54
National Retail Properties Inc.	3.100%	4/15/50	50	42
Office Properties Income Trust	4.000%	7/15/22	100	99
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	310
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	105
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	103
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	107
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	313
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	74
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	244
Physicians Realty LP	4.300%	3/15/27	100	104
Physicians Realty LP	3.950%	1/15/28	100	102
Piedmont Operating Partnership LP	3.400%	6/1/23	75	74
Prologis LP	2.125%	4/15/27	105	110
Prologis LP	3.875%	9/15/28	100	118
Prologis LP	4.375%	2/1/29	200	246
Prologis LP	2.250%	4/15/30	155	163
Prologis LP	4.375%	9/15/48	75	100
Prologis LP	3.000%	4/15/50	140	147
Public Storage	2.370%	9/15/22	55	57
Public Storage	3.094%	9/15/27	100	112
Public Storage	3.385%	5/1/29	100	115
Realty Income Corp.	3.250%	10/15/22	175	183
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	250
Realty Income Corp.	4.125%	10/15/26	125	143
Realty Income Corp.	3.000%	1/15/27	150	159
Realty Income Corp.	3.650%	1/15/28	190	208
Realty Income Corp.	3.250%	6/15/29	150	162
Realty Income Corp.	4.650%	3/15/47	175	216
Regency Centers LP	3.600%	2/1/27	25	27
Regency Centers LP	4.125%	3/15/28	75	82
Regency Centers LP	2.950%	9/15/29	100	102
Regency Centers LP	4.400%	2/1/47	200	219
Regency Centers LP	4.650%	3/15/49	75	85
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	137
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	55
Select Income REIT	4.150%	2/1/22	100	99
Select Income REIT	4.250%	5/15/24	100	98
Select Income REIT	4.500%	2/1/25	50	48
Simon Property Group LP	2.500%	7/15/21	120	121
Simon Property Group LP	2.350%	1/30/22	150	153
Simon Property Group LP	2.625%	6/15/22	100	103
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	2.750%	6/1/23	100	104
Simon Property Group LP	3.750%	2/1/24	150	160
Simon Property Group LP	2.000%	9/13/24	145	148
Simon Property Group LP	3.500%	9/1/25	100	108
Simon Property Group LP	3.300%	1/15/26	195	206
Simon Property Group LP	3.250%	11/30/26	75	81
Simon Property Group LP	3.375%	6/15/27	160	169

349

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Simon Property Group LP	3.375%	12/1/27	100	106
	Simon Property Group LP	2.450%	9/13/29	145	144
	Simon Property Group LP	6.750%	2/1/40	125	175
	Simon Property Group LP	4.750%	3/15/42	100	114
	Simon Property Group LP	4.250%	11/30/46	100	108
	SITE Centers Corp.	3.900%	8/15/24	100	98
	SITE Centers Corp.	3.625%	2/1/25	200	202
	SITE Centers Corp.	4.250%	2/1/26	70	71
	SITE Centers Corp.	4.700%	6/1/27	75	76
	SL Green Operating Partnership LP	3.250%	10/15/22	100	99
	Spirit Realty LP	3.200%	1/15/27	80	75
	Spirit Realty LP	4.000%	7/15/29	60	58
	Spirit Realty LP	3.400%	1/15/30	80	75
	STORE Capital Corp.	4.500%	3/15/28	75	76
	STORE Capital Corp.	4.625%	3/15/29	100	102
	Tanger Properties LP	3.125%	9/1/26	175	160
	Tanger Properties LP	3.875%	7/15/27	50	46
	UDR Inc.	2.950%	9/1/26	150	158
	UDR Inc.	3.500%	7/1/27	150	163
	UDR Inc.	3.500%	1/15/28	250	273
	UDR Inc.	3.200%	1/15/30	60	65
	UDR Inc.	3.000%	8/15/31	65	69
	UDR Inc.	3.100%	11/1/34	65	69
	Ventas Realty LP	3.125%	6/15/23	175	180
	Ventas Realty LP	3.500%	4/15/24	75	78
	Ventas Realty LP	3.750%	5/1/24	200	209
	Ventas Realty LP	2.650%	1/15/25	75	73
	Ventas Realty LP	4.125%	1/15/26	75	80
	Ventas Realty LP	3.250%	10/15/26	75	78
	Ventas Realty LP	3.850%	4/1/27	50	53
	Ventas Realty LP	4.000%	3/1/28	125	132
	Ventas Realty LP	3.000%	1/15/30	100	99
	Ventas Realty LP	4.750%	11/15/30	180	203
	Ventas Realty LP	5.700%	9/30/43	75	86
	Ventas Realty LP	4.375%	2/1/45	60	61
	Ventas Realty LP	4.875%	4/15/49	80	88
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	205
	VEREIT Operating Partnership LP	4.600%	2/6/24	75	80
	VEREIT Operating Partnership LP	4.625%	11/1/25	75	81
	VEREIT Operating Partnership LP	3.950%	8/15/27	450	456
	VEREIT Operating Partnership LP	3.100%	12/15/29	150	145
	Vornado Realty LP	3.500%	1/15/25	100	98
	Washington REIT	3.950%	10/15/22	75	76
	Weingarten Realty Investors	3.375%	10/15/22	50	51
	Weingarten Realty Investors	3.500%	4/15/23	100	103
	Welltower Inc.	3.750%	3/15/23	75	79
	Welltower Inc.	3.950%	9/1/23	100	108
	Welltower Inc.	3.625%	3/15/24	195	208
	Welltower Inc.	4.000%	6/1/25	380	418
	Welltower Inc.	4.250%	4/1/26	150	168
	Welltower Inc.	2.700%	2/15/27	300	306
	Welltower Inc.	4.250%	4/15/28	125	140
	Welltower Inc.	4.125%	3/15/29	250	279
	Welltower Inc.	2.750%	1/15/31	250	247
	Welltower Inc.	6.500%	3/15/41	25	32
	Welltower Inc.	4.950%	9/1/48	75	86
	WP Carey Inc.	4.600%	4/1/24	125	133
	WP Carey Inc.	4.000%	2/1/25	50	52
	WP Carey Inc.	4.250%	10/1/26	75	81
	WP Carey Inc.	3.850%	7/15/29	50	52
					408,628
Industrial (17.9%)
	Basic Industry (0.9%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	75	77
	Air Products & Chemicals Inc.	2.750%	2/3/23	50	53
	Air Products & Chemicals Inc.	3.350%	7/31/24	675	740
	Air Products & Chemicals Inc.	1.850%	5/15/27	100	105
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	210
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	211
	Air Products & Chemicals Inc.	2.800%	5/15/50	100	106
	Airgas Inc.	3.650%	7/15/24	825	905
	Albemarle Corp.	4.150%	12/1/24	132	142
	Albemarle Corp.	5.450%	12/1/44	75	79
[5]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	40	38
	Barrick Gold Corp.	6.450%	10/15/35	75	102
	Barrick North America Finance LLC	5.700%	5/30/41	450	599
	Barrick North America Finance LLC	5.750%	5/1/43	150	210
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	67
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	182
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	55
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	186
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	789
	Cabot Corp.	4.000%	7/1/29	55	56
	Celanese US Holdings LLC	3.500%	5/8/24	100	106
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	307
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	207
	Dow Chemical Co.	3.150%	5/15/24	100	107
	Dow Chemical Co.	3.500%	10/1/24	275	297
	Dow Chemical Co.	4.550%	11/30/25	150	171
	Dow Chemical Co.	3.625%	5/15/26	100	110
	Dow Chemical Co.	4.800%	11/30/28	225	270
	Dow Chemical Co.	7.375%	11/1/29	25	35
	Dow Chemical Co.	4.250%	10/1/34	150	167
	Dow Chemical Co.	9.400%	5/15/39	350	585
	Dow Chemical Co.	5.250%	11/15/41	100	123
	Dow Chemical Co.	4.625%	10/1/44	200	232
	Dow Chemical Co.	5.550%	11/30/48	300	392
	Dow Chemical Co.	4.800%	5/15/49	100	119
	DuPont de Nemours Inc.	2.169%	5/1/23	200	204
	DuPont de Nemours Inc.	4.205%	11/15/23	475	521
	DuPont de Nemours Inc.	4.493%	11/15/25	350	403
	DuPont de Nemours Inc.	4.725%	11/15/28	425	511
	DuPont de Nemours Inc.	5.319%	11/15/38	300	378
	DuPont de Nemours Inc.	5.419%	11/15/48	475	629
	Eastman Chemical Co.	3.600%	8/15/22	49	51
	Eastman Chemical Co.	3.800%	3/15/25	285	309
	Eastman Chemical Co.	4.800%	9/1/42	225	257
	Eastman Chemical Co.	4.650%	10/15/44	150	172
	Ecolab Inc.	4.350%	12/8/21	163	172
	Ecolab Inc.	2.375%	8/10/22	470	488
	Ecolab Inc.	2.700%	11/1/26	200	221
	Ecolab Inc.	3.250%	12/1/27	100	112
	Ecolab Inc.	4.800%	3/24/30	300	380
	Ecolab Inc.	3.950%	12/1/47	100	125
	EI du Pont de Nemours & Co.	1.700%	7/15/25	100	103
	EI du Pont de Nemours & Co.	2.300%	7/15/30	100	104
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	321
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	154
	FMC Corp.	3.950%	2/1/22	50	52
	FMC Corp.	4.100%	2/1/24	250	270
	FMC Corp.	3.200%	10/1/26	50	54
	FMC Corp.	3.450%	10/1/29	100	109
	FMC Corp.	4.500%	10/1/49	100	119
	Georgia-Pacific LLC	8.000%	1/15/24	250	308
	Georgia-Pacific LLC	7.375%	12/1/25	100	131
	Georgia-Pacific LLC	8.875%	5/15/31	250	399
	Huntsman International LLC	4.500%	5/1/29	75	79
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	57
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	96
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	117
	International Paper Co.	7.500%	8/15/21	154	165
	International Paper Co.	3.650%	6/15/24	100	110
	International Paper Co.	3.800%	1/15/26	75	84
	International Paper Co.	3.000%	2/15/27	200	215
	International Paper Co.	5.000%	9/15/35	100	124
	International Paper Co.	7.300%	11/15/39	100	140
	International Paper Co.	4.800%	6/15/44	200	238
	International Paper Co.	5.150%	5/15/46	200	249
	International Paper Co.	4.400%	8/15/47	200	233

350

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Paper Co.	4.350%	8/15/48	200	235
	Kinross Gold Corp.	5.125%	9/1/21	50	51
	Kinross Gold Corp.	5.950%	3/15/24	75	84
	Kinross Gold Corp.	4.500%	7/15/27	25	27
	LYB International Finance BV	5.250%	7/15/43	200	240
	LYB International Finance II BV	3.500%	3/2/27	200	217
	LYB International Finance III LLC	2.875%	5/1/25	100	106
	LYB International Finance III LLC	3.375%	5/1/30	100	107
	LYB International Finance III LLC	4.200%	10/15/49	135	145
	LYB International Finance III LLC	4.200%	5/1/50	200	215
	LyondellBasell Industries NV	6.000%	11/15/21	175	185
	LyondellBasell Industries NV	5.750%	4/15/24	175	201
	LyondellBasell Industries NV	4.625%	2/26/55	425	472
	Mosaic Co.	3.750%	11/15/21	115	118
	Mosaic Co.	3.250%	11/15/22	225	230
	Mosaic Co.	4.250%	11/15/23	175	183
	Mosaic Co.	4.050%	11/15/27	200	213
	Mosaic Co.	5.450%	11/15/33	100	105
	Mosaic Co.	4.875%	11/15/41	50	50
	Mosaic Co.	5.625%	11/15/43	100	108
	Newmont Corp.	3.700%	3/15/23	37	38
	Newmont Corp.	2.800%	10/1/29	150	158
	Newmont Corp.	2.250%	10/1/30	200	203
	Newmont Corp.	5.875%	4/1/35	100	139
	Newmont Corp.	6.250%	10/1/39	225	315
	Newmont Corp.	4.875%	3/15/42	250	320
	Newmont Corp.	5.450%	6/9/44	100	133
	Nucor Corp.	4.125%	9/15/22	100	106
	Nucor Corp.	2.000%	6/1/25	100	104
	Nucor Corp.	3.950%	5/1/28	100	114
	Nucor Corp.	2.700%	6/1/30	100	105
	Nucor Corp.	6.400%	12/1/37	100	139
	Nucor Corp.	5.200%	8/1/43	200	257
	Nucor Corp.	4.400%	5/1/48	150	180
	Nutrien Ltd.	3.500%	6/1/23	299	318
	Nutrien Ltd.	3.375%	3/15/25	250	272
	Nutrien Ltd.	3.000%	4/1/25	250	267
	Nutrien Ltd.	4.000%	12/15/26	50	57
	Nutrien Ltd.	4.200%	4/1/29	75	87
	Nutrien Ltd.	2.950%	5/13/30	100	106
	Nutrien Ltd.	4.125%	3/15/35	250	280
	Nutrien Ltd.	5.625%	12/1/40	275	335
	Nutrien Ltd.	6.125%	1/15/41	25	32
	Nutrien Ltd.	4.900%	6/1/43	50	59
	Nutrien Ltd.	5.250%	1/15/45	200	247
	Nutrien Ltd.	5.000%	4/1/49	100	128
	Packaging Corp. of America	4.500%	11/1/23	350	387
	Packaging Corp. of America	3.400%	12/15/27	100	110
	Packaging Corp. of America	3.000%	12/15/29	140	152
	Packaging Corp. of America	4.050%	12/15/49	90	107
	PPG Industries Inc.	2.400%	8/15/24	200	212
	PPG Industries Inc.	2.550%	6/15/30	300	310
	Praxair Inc.	3.000%	9/1/21	75	77
	Praxair Inc.	2.450%	2/15/22	450	462
	Praxair Inc.	2.200%	8/15/22	200	206
	Praxair Inc.	2.650%	2/5/25	147	157
	Praxair Inc.	3.550%	11/7/42	50	56
	Rayonier Inc.	3.750%	4/1/22	50	50
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	107
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	317
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	359
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	105
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	173
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	200
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	312
	Rohm & Haas Co.	7.850%	7/15/29	250	355
	RPM International Inc.	3.450%	11/15/22	100	102
	RPM International Inc.	3.750%	3/15/27	50	53
	RPM International Inc.	4.550%	3/1/29	75	84
	RPM International Inc.	4.250%	1/15/48	250	250
	Sherwin-Williams Co.	2.750%	6/1/22	12	12
	Sherwin-Williams Co.	3.125%	6/1/24	325	350
	Sherwin-Williams Co.	3.450%	8/1/25	225	248
	Sherwin-Williams Co.	3.950%	1/15/26	200	225
	Sherwin-Williams Co.	3.450%	6/1/27	100	112
	Sherwin-Williams Co.	2.950%	8/15/29	200	214
	Sherwin-Williams Co.	2.300%	5/15/30	100	102
	Sherwin-Williams Co.	4.000%	12/15/42	100	107
	Sherwin-Williams Co.	4.550%	8/1/45	90	106
	Sherwin-Williams Co.	4.500%	6/1/47	250	303
	Sherwin-Williams Co.	3.800%	8/15/49	100	110
	Sherwin-Williams Co.	3.300%	5/15/50	100	101
	Southern Copper Corp.	3.500%	11/8/22	400	419
	Southern Copper Corp.	3.875%	4/23/25	50	54
	Southern Copper Corp.	7.500%	7/27/35	100	140
	Southern Copper Corp.	6.750%	4/16/40	325	438
	Southern Copper Corp.	5.875%	4/23/45	500	641
	Steel Dynamics Inc.	2.800%	12/15/24	50	52
	Steel Dynamics Inc.	2.400%	6/15/25	100	103
	Steel Dynamics Inc.	4.125%	9/15/25	70	71
	Steel Dynamics Inc.	3.450%	4/15/30	125	131
	Steel Dynamics Inc.	3.250%	1/15/31	100	102
	Suzano Austria GmbH	6.000%	1/15/29	400	432
	Suzano Austria GmbH	5.000%	1/15/30	200	203
[5]	Teck Resources Ltd.	3.900%	7/15/30	100	100
	Teck Resources Ltd.	6.125%	10/1/35	150	171
	Teck Resources Ltd.	6.000%	8/15/40	50	52
	Teck Resources Ltd.	6.250%	7/15/41	325	353
	Vale Overseas Ltd.	6.250%	8/10/26	300	353
	Vale Overseas Ltd.	8.250%	1/17/34	50	70
	Vale Overseas Ltd.	6.875%	11/21/36	410	536
	Vale Overseas Ltd.	6.875%	11/10/39	450	587
	Vale SA	5.625%	9/11/42	75	87
	Westlake Chemical Corp.	3.600%	8/15/26	300	317
	Westlake Chemical Corp.	3.375%	6/15/30	100	102
	Westlake Chemical Corp.	5.000%	8/15/46	200	211
	Westlake Chemical Corp.	4.375%	11/15/47	100	97
	WestRock MWV LLC	7.950%	2/15/31	250	348
	WestRock RKT Co.	4.900%	3/1/22	100	107
	Weyerhaeuser Co.	8.500%	1/15/25	50	63
	Weyerhaeuser Co.	4.000%	11/15/29	150	169
	Weyerhaeuser Co.	4.000%	4/15/30	200	225
	Weyerhaeuser Co.	7.375%	3/15/32	100	137
	Weyerhaeuser Co.	6.875%	12/15/33	50	64
	WRKCo Inc.	3.000%	9/15/24	250	266
	WRKCo Inc.	4.650%	3/15/26	100	116
	WRKCo Inc.	3.375%	9/15/27	250	268
	WRKCo Inc.	4.900%	3/15/29	200	238
	WRKCo Inc.	3.000%	6/15/33	100	104

	Capital Goods (1.7%)
	3M Co.	1.625%	9/19/21	150	152
	3M Co.	2.750%	3/1/22	100	104
	3M Co.	1.750%	2/14/23	200	207
	3M Co.	2.250%	3/15/23	175	183
	3M Co.	3.250%	2/14/24	100	109
	3M Co.	2.000%	2/14/25	150	158
	3M Co.	2.650%	4/15/25	100	108
	3M Co.	3.000%	8/7/25	100	110
	3M Co.	2.250%	9/19/26	150	162
	3M Co.	2.875%	10/15/27	125	139
	3M Co.	3.375%	3/1/29	150	173
	3M Co.	2.375%	8/26/29	250	269
	3M Co.	3.050%	4/15/30	115	130
	3M Co.	3.125%	9/19/46	75	81
	3M Co.	3.625%	10/15/47	100	115
	3M Co.	4.000%	9/14/48	250	310
	3M Co.	3.250%	8/26/49	375	412
	3M Co.	3.700%	4/15/50	125	149
	ABB Finance USA Inc.	3.375%	4/3/23	100	106
	ABB Finance USA Inc.	3.800%	4/3/28	150	174
	ABB Finance USA Inc.	4.375%	5/8/42	150	189

351

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Allegion plc	3.500%	10/1/29	75	78
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	184
	Amphenol Corp.	3.200%	4/1/24	50	54
	Amphenol Corp.	2.050%	3/1/25	40	42
	Amphenol Corp.	2.800%	2/15/30	275	292
	Avery Dennison Corp.	4.875%	12/6/28	75	90
	Avery Dennison Corp.	2.650%	4/30/30	200	204
	Bemis Co. Inc.	3.100%	9/15/26	50	53
	Bemis Co. Inc.	2.630%	6/19/30	125	127
	Boeing Co.	2.300%	8/1/21	50	50
	Boeing Co.	2.125%	3/1/22	50	50
	Boeing Co.	2.700%	5/1/22	75	76
	Boeing Co.	2.800%	3/1/23	600	611
	Boeing Co.	4.508%	5/1/23	275	291
	Boeing Co.	1.875%	6/15/23	200	200
	Boeing Co.	2.800%	3/1/24	75	76
	Boeing Co.	2.850%	10/30/24	100	101
	Boeing Co.	2.500%	3/1/25	145	145
	Boeing Co.	4.875%	5/1/25	245	267
	Boeing Co.	3.100%	5/1/26	100	102
	Boeing Co.	2.250%	6/15/26	50	49
	Boeing Co.	2.700%	2/1/27	195	190
	Boeing Co.	2.800%	3/1/27	50	49
	Boeing Co.	5.040%	5/1/27	460	507
	Boeing Co.	3.250%	3/1/28	100	100
	Boeing Co.	3.450%	11/1/28	60	58
	Boeing Co.	3.200%	3/1/29	200	198
	Boeing Co.	2.950%	2/1/30	190	185
	Boeing Co.	5.150%	5/1/30	895	998
	Boeing Co.	6.125%	2/15/33	75	88
	Boeing Co.	3.600%	5/1/34	350	331
	Boeing Co.	3.250%	2/1/35	190	173
	Boeing Co.	6.625%	2/15/38	50	60
	Boeing Co.	3.550%	3/1/38	50	46
	Boeing Co.	3.500%	3/1/39	75	66
	Boeing Co.	6.875%	3/15/39	100	126
	Boeing Co.	5.875%	2/15/40	75	87
	Boeing Co.	5.705%	5/1/40	740	843
	Boeing Co.	3.375%	6/15/46	75	62
	Boeing Co.	3.650%	3/1/47	150	131
	Boeing Co.	3.625%	3/1/48	75	66
	Boeing Co.	3.850%	11/1/48	60	54
	Boeing Co.	3.900%	5/1/49	150	136
	Boeing Co.	3.750%	2/1/50	50	46
	Boeing Co.	5.805%	5/1/50	1,005	1,185
	Boeing Co.	3.825%	3/1/59	200	173
	Boeing Co.	3.950%	8/1/59	75	66
	Boeing Co.	5.930%	5/1/60	560	657
	Carlisle Cos. Inc.	3.750%	11/15/22	75	78
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	135
	Carlisle Cos. Inc.	2.750%	3/1/30	150	154
[5]	Carrier Global Corp.	1.923%	2/15/23	400	408
[5]	Carrier Global Corp.	2.242%	2/15/25	400	409
[5]	Carrier Global Corp.	2.493%	2/15/27	250	254
[5]	Carrier Global Corp.	2.722%	2/15/30	450	449
[5]	Carrier Global Corp.	3.377%	4/5/40	300	290
[5]	Carrier Global Corp.	3.577%	4/5/50	400	390
	Caterpillar Financial Services Corp.	2.900%	3/15/21	100	102
	Caterpillar Financial Services Corp.	1.700%	8/9/21	100	101
	Caterpillar Financial Services Corp.	2.750%	8/20/21	100	103
	Caterpillar Financial Services Corp.	3.150%	9/7/21	200	206
	Caterpillar Financial Services Corp.	1.931%	10/1/21	75	76
	Caterpillar Financial Services Corp.	2.950%	2/26/22	200	208
	Caterpillar Financial Services Corp.	0.950%	5/13/22	150	151
	Caterpillar Financial Services Corp.	2.400%	6/6/22	150	155
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	361
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	209
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	215
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	77
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	135
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	274
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	316
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	525
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	103
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	108
	Caterpillar Inc.	2.600%	6/26/22	50	52
	Caterpillar Inc.	3.400%	5/15/24	150	163
	Caterpillar Inc.	2.600%	9/19/29	200	218
	Caterpillar Inc.	2.600%	4/9/30	120	130
	Caterpillar Inc.	6.050%	8/15/36	100	144
	Caterpillar Inc.	5.200%	5/27/41	150	208
	Caterpillar Inc.	3.803%	8/15/42	243	290
	Caterpillar Inc.	3.250%	9/19/49	200	220
	Caterpillar Inc.	3.250%	4/9/50	240	267
	Caterpillar Inc.	4.750%	5/15/64	100	139
	CNH Industrial Capital LLC	1.950%	7/2/23	75	75
	CNH Industrial Capital LLC	4.200%	1/15/24	675	722
	CNH Industrial NV	3.850%	11/15/27	100	105
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	122
	CRH America Inc.	5.750%	1/15/21	75	77
	Deere & Co.	2.600%	6/8/22	125	129
	Deere & Co.	2.750%	4/15/25	100	109
	Deere & Co.	5.375%	10/16/29	125	162
	Deere & Co.	3.100%	4/15/30	145	164
	Deere & Co.	7.125%	3/3/31	100	146
	Deere & Co.	3.900%	6/9/42	250	312
	Deere & Co.	2.875%	9/7/49	200	212
	Deere & Co.	3.750%	4/15/50	175	215
	Dover Corp.	3.150%	11/15/25	200	217
	Dover Corp.	2.950%	11/4/29	75	81
	Dover Corp.	6.600%	3/15/38	75	103
	Eaton Corp.	2.750%	11/2/22	300	316
	Eaton Corp.	3.103%	9/15/27	125	137
	Eaton Corp.	4.000%	11/2/32	150	176
	Eaton Corp.	4.150%	11/2/42	150	178
	Eaton Corp.	3.915%	9/15/47	50	58
	Emerson Electric Co.	2.625%	12/1/21	150	155
	Emerson Electric Co.	3.150%	6/1/25	200	223
	Emerson Electric Co.	1.800%	10/15/27	225	232
	Emerson Electric Co.	1.950%	10/15/30	100	102
	Emerson Electric Co.	2.750%	10/15/50	100	100
	Flowserve Corp.	3.500%	9/15/22	250	253
	Flowserve Corp.	4.000%	11/15/23	50	50
	Fortive Corp.	3.150%	6/15/26	150	164
	Fortive Corp.	4.300%	6/15/46	100	112
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	109
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	258
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	53
	General Dynamics Corp.	3.375%	5/15/23	200	216
	General Dynamics Corp.	1.875%	8/15/23	300	312
	General Dynamics Corp.	2.375%	11/15/24	320	341
	General Dynamics Corp.	3.250%	4/1/25	150	166
	General Dynamics Corp.	3.500%	5/15/25	200	224
	General Dynamics Corp.	3.500%	4/1/27	100	114
	General Dynamics Corp.	2.625%	11/15/27	200	217
	General Dynamics Corp.	3.750%	5/15/28	200	234
	General Dynamics Corp.	3.625%	4/1/30	200	233
	General Dynamics Corp.	4.250%	4/1/40	150	186
	General Dynamics Corp.	3.600%	11/15/42	100	115
	General Dynamics Corp.	4.250%	4/1/50	140	182
	General Electric Co.	3.150%	9/7/22	91	95
	General Electric Co.	3.100%	1/9/23	574	600
	General Electric Co.	3.450%	5/15/24	100	106
	General Electric Co.	3.450%	5/1/27	200	205
	General Electric Co.	3.625%	5/1/30	300	300
	General Electric Co.	6.750%	3/15/32	705	861
	General Electric Co.	6.150%	8/7/37	161	186
	General Electric Co.	5.875%	1/14/38	560	630
	General Electric Co.	6.875%	1/10/39	338	413
	General Electric Co.	4.250%	5/1/40	300	295

352

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	General Electric Co.	4.125%	10/9/42	153	144
	General Electric Co.	4.500%	3/11/44	138	137
	General Electric Co.	4.350%	5/1/50	675	667
	Hexcel Corp.	4.700%	8/15/25	100	109
	Hexcel Corp.	3.950%	2/15/27	75	80
	Honeywell International Inc.	4.250%	3/1/21	200	205
	Honeywell International Inc.	1.850%	11/1/21	300	306
	Honeywell International Inc.	2.150%	8/8/22	100	103
	Honeywell International Inc.	2.300%	8/15/24	425	453
	Honeywell International Inc.	1.350%	6/1/25	275	282
	Honeywell International Inc.	2.500%	11/1/26	50	55
	Honeywell International Inc.	2.700%	8/15/29	100	111
	Honeywell International Inc.	1.950%	6/1/30	1,000	1,043
	Honeywell International Inc.	5.700%	3/15/37	200	285
	Honeywell International Inc.	5.375%	3/1/41	150	215
	Honeywell International Inc.	2.800%	6/1/50	225	240
	Howmet Aerospace Inc.	5.950%	2/1/37	75	77
	Hubbell Inc.	3.350%	3/1/26	75	79
	Hubbell Inc.	3.150%	8/15/27	50	52
	Hubbell Inc.	3.500%	2/15/28	175	185
[5]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	109
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	125	135
[5]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	100	112
	IDEX Corp.	3.000%	5/1/30	75	77
	Illinois Tool Works Inc.	3.375%	9/15/21	100	103
	Illinois Tool Works Inc.	3.500%	3/1/24	200	219
	Illinois Tool Works Inc.	2.650%	11/15/26	300	330
	Illinois Tool Works Inc.	4.875%	9/15/41	75	101
	Illinois Tool Works Inc.	3.900%	9/1/42	250	307
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	138
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	166
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	413
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	81
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	253
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	90
	John Deere Capital Corp.	2.800%	3/4/21	100	102
	John Deere Capital Corp.	2.875%	3/12/21	100	102
	John Deere Capital Corp.	3.900%	7/12/21	100	103
	John Deere Capital Corp.	3.125%	9/10/21	100	103
	John Deere Capital Corp.	3.150%	10/15/21	25	26
	John Deere Capital Corp.	2.650%	1/6/22	300	310
	John Deere Capital Corp.	1.950%	6/13/22	375	385
	John Deere Capital Corp.	2.150%	9/8/22	400	413
	John Deere Capital Corp.	2.700%	1/6/23	100	105
	John Deere Capital Corp.	2.800%	1/27/23	50	53
	John Deere Capital Corp.	2.800%	3/6/23	100	106
	John Deere Capital Corp.	3.450%	6/7/23	200	216
	John Deere Capital Corp.	0.700%	7/5/23	100	100
	John Deere Capital Corp.	3.650%	10/12/23	50	55
	John Deere Capital Corp.	2.600%	3/7/24	75	80
	John Deere Capital Corp.	2.650%	6/24/24	75	81
	John Deere Capital Corp.	2.050%	1/9/25	350	369
	John Deere Capital Corp.	3.450%	3/13/25	300	336
	John Deere Capital Corp.	3.400%	9/11/25	75	84
	John Deere Capital Corp.	2.650%	6/10/26	100	109
	John Deere Capital Corp.	2.250%	9/14/26	125	133
	John Deere Capital Corp.	2.800%	9/8/27	150	165
	John Deere Capital Corp.	3.050%	1/6/28	100	111
	John Deere Capital Corp.	3.450%	3/7/29	50	58
	John Deere Capital Corp.	2.800%	7/18/29	150	166
	John Deere Capital Corp.	2.450%	1/9/30	175	190
	Johnson Controls International plc	3.625%	7/2/24	126	135
	Johnson Controls International plc	3.900%	2/14/26	37	40
	Johnson Controls International plc	6.000%	1/15/36	39	50
	Johnson Controls International plc	4.625%	7/2/44	175	199
	Johnson Controls International plc	5.125%	9/14/45	14	17
	Johnson Controls International plc	4.500%	2/15/47	100	114
	Johnson Controls International plc	4.950%	7/2/64	72	86
	Kennametal Inc.	3.875%	2/15/22	50	51
	Kennametal Inc.	4.625%	6/15/28	120	125
	L3Harris Technologies Inc.	3.850%	6/15/23	600	651
	L3Harris Technologies Inc.	3.950%	5/28/24	103	113
	L3Harris Technologies Inc.	3.832%	4/27/25	200	224
	L3Harris Technologies Inc.	3.850%	12/15/26	50	57
	L3Harris Technologies Inc.	4.400%	6/15/28	175	208
	L3Harris Technologies Inc.	4.854%	4/27/35	100	129
	L3Harris Technologies Inc.	6.150%	12/15/40	100	143
	L3Harris Technologies Inc.	5.054%	4/27/45	100	131
	Leggett & Platt Inc.	3.800%	11/15/24	100	104
	Leggett & Platt Inc.	3.500%	11/15/27	300	302
	Leggett & Platt Inc.	4.400%	3/15/29	75	81
	Legrand France SA	8.500%	2/15/25	68	90
	Lennox International Inc.	3.000%	11/15/23	100	103
	Lockheed Martin Corp.	3.350%	9/15/21	403	417
	Lockheed Martin Corp.	3.100%	1/15/23	100	106
	Lockheed Martin Corp.	3.550%	1/15/26	380	436
	Lockheed Martin Corp.	1.850%	6/15/30	179	183
	Lockheed Martin Corp.	3.600%	3/1/35	150	179
	Lockheed Martin Corp.	4.500%	5/15/36	100	130
	Lockheed Martin Corp.	6.150%	9/1/36	375	563
	Lockheed Martin Corp.	4.070%	12/15/42	270	346
	Lockheed Martin Corp.	3.800%	3/1/45	100	121
	Lockheed Martin Corp.	4.700%	5/15/46	275	377
	Lockheed Martin Corp.	2.800%	6/15/50	175	184
	Lockheed Martin Corp.	4.090%	9/15/52	156	204
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	109
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	54
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	110
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	101
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	190
	Masco Corp.	3.500%	4/1/21	70	71
	Masco Corp.	4.450%	4/1/25	50	57
	Masco Corp.	4.375%	4/1/26	100	113
	Masco Corp.	3.500%	11/15/27	100	107
	Masco Corp.	7.750%	8/1/29	24	31
	Masco Corp.	4.500%	5/15/47	100	106
	Mohawk Industries Inc.	3.850%	2/1/23	100	106
	Mohawk Industries Inc.	3.625%	5/15/30	125	136
	Northrop Grumman Corp.	3.500%	3/15/21	200	204
	Northrop Grumman Corp.	2.550%	10/15/22	200	209
	Northrop Grumman Corp.	3.250%	8/1/23	150	162
	Northrop Grumman Corp.	2.930%	1/15/25	275	297
	Northrop Grumman Corp.	3.200%	2/1/27	150	166
	Northrop Grumman Corp.	3.250%	1/15/28	100	112
	Northrop Grumman Corp.	4.400%	5/1/30	290	351
	Northrop Grumman Corp.	5.150%	5/1/40	100	133
	Northrop Grumman Corp.	5.050%	11/15/40	150	198
	Northrop Grumman Corp.	4.750%	6/1/43	275	357
	Northrop Grumman Corp.	4.030%	10/15/47	380	459
	Northrop Grumman Corp.	5.250%	5/1/50	310	443
	Nvent Finance Sarl	3.950%	4/15/23	200	206
	Nvent Finance Sarl	4.550%	4/15/28	100	105
	Oshkosh Corp.	4.600%	5/15/28	185	200
	Oshkosh Corp.	3.100%	3/1/30	60	60
[5]	Otis Worldwide Corp.	2.056%	4/5/25	300	313
[5]	Otis Worldwide Corp.	2.293%	4/5/27	200	208
[5]	Otis Worldwide Corp.	2.565%	2/15/30	400	416
[5]	Otis Worldwide Corp.	3.112%	2/15/40	950	963
[5]	Otis Worldwide Corp.	3.362%	2/15/50	150	158
	Owens Corning	3.400%	8/15/26	200	208
	Owens Corning	3.950%	8/15/29	100	108
	Owens Corning	3.875%	6/1/30	50	53
	Owens Corning	4.300%	7/15/47	200	201
	Owens Corning	4.400%	1/30/48	75	77
	Parker-Hannifin Corp.	3.500%	9/15/22	175	184
	Parker-Hannifin Corp.	2.700%	6/14/24	110	117
	Parker-Hannifin Corp.	3.300%	11/21/24	290	315
	Parker-Hannifin Corp.	3.250%	3/1/27	125	136
	Parker-Hannifin Corp.	3.250%	6/14/29	75	83
	Parker-Hannifin Corp.	6.250%	5/15/38	150	206
	Parker-Hannifin Corp.	4.450%	11/21/44	200	238
	Parker-Hannifin Corp.	4.100%	3/1/47	75	87

353

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Parker-Hannifin Corp.	4.000%	6/14/49	110	126
	Precision Castparts Corp.	2.500%	1/15/23	200	209
	Precision Castparts Corp.	3.250%	6/15/25	175	194
	Precision Castparts Corp.	3.900%	1/15/43	75	82
	Precision Castparts Corp.	4.375%	6/15/45	300	360
[5]	Raytheon Technologies Corp.	3.100%	11/15/21	50	51
[5]	Raytheon Technologies Corp.	2.800%	3/15/22	170	175
[5]	Raytheon Technologies Corp.	2.500%	12/15/22	275	285
	Raytheon Technologies Corp.	3.650%	8/16/23	16	17
[5]	Raytheon Technologies Corp.	3.200%	3/15/24	175	188
	Raytheon Technologies Corp.	3.950%	8/16/25	250	285
[5]	Raytheon Technologies Corp.	3.500%	3/15/27	300	337
[5]	Raytheon Technologies Corp.	7.200%	8/15/27	25	34
	Raytheon Technologies Corp.	6.700%	8/1/28	75	102
	Raytheon Technologies Corp.	4.125%	11/16/28	750	884
	Raytheon Technologies Corp.	7.500%	9/15/29	125	183
	Raytheon Technologies Corp.	2.250%	7/1/30	300	311
	Raytheon Technologies Corp.	5.400%	5/1/35	150	204
	Raytheon Technologies Corp.	6.050%	6/1/36	100	144
	Raytheon Technologies Corp.	6.125%	7/15/38	100	145
	Raytheon Technologies Corp.	4.450%	11/16/38	175	214
	Raytheon Technologies Corp.	5.700%	4/15/40	100	139
[5]	Raytheon Technologies Corp.	4.700%	12/15/41	50	60
	Raytheon Technologies Corp.	4.500%	6/1/42	675	837
[5]	Raytheon Technologies Corp.	4.800%	12/15/43	65	83
	Raytheon Technologies Corp.	4.150%	5/15/45	200	240
	Raytheon Technologies Corp.	3.750%	11/1/46	200	228
[5]	Raytheon Technologies Corp.	4.350%	4/15/47	250	300
	Raytheon Technologies Corp.	4.050%	5/4/47	300	357
	Raytheon Technologies Corp.	4.625%	11/16/48	350	453
	Raytheon Technologies Corp.	3.125%	7/1/50	370	396
	Republic Services Inc.	5.250%	11/15/21	175	186
	Republic Services Inc.	3.550%	6/1/22	50	53
	Republic Services Inc.	2.500%	8/15/24	200	213
	Republic Services Inc.	3.200%	3/15/25	250	274
	Republic Services Inc.	2.300%	3/1/30	500	518
	Republic Services Inc.	6.200%	3/1/40	175	254
	Republic Services Inc.	5.700%	5/15/41	100	140
	Republic Services Inc.	3.050%	3/1/50	80	83
	Rockwell Automation Inc.	3.500%	3/1/29	100	113
	Rockwell Automation Inc.	4.200%	3/1/49	100	125
	Roper Technologies Inc.	2.800%	12/15/21	200	206
	Roper Technologies Inc.	2.350%	9/15/24	125	131
	Roper Technologies Inc.	3.850%	12/15/25	100	113
	Roper Technologies Inc.	3.800%	12/15/26	145	166
	Roper Technologies Inc.	4.200%	9/15/28	175	205
	Roper Technologies Inc.	2.950%	9/15/29	125	136
	Roper Technologies Inc.	2.000%	6/30/30	125	125
	Snap-on Inc.	6.125%	9/1/21	75	79
	Snap-on Inc.	3.250%	3/1/27	50	55
	Snap-on Inc.	4.100%	3/1/48	75	89
	Snap-on Inc.	3.100%	5/1/50	75	77
	Sonoco Products Co.	3.125%	5/1/30	105	110
	Sonoco Products Co.	5.750%	11/1/40	220	272
	Stanley Black & Decker Inc.	3.400%	12/1/21	150	155
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	111
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	120
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	391
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	99
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	136
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	400	395
	Textron Inc.	3.875%	3/1/25	65	70
	Textron Inc.	4.000%	3/15/26	200	213
	Textron Inc.	3.650%	3/15/27	250	259
	Textron Inc.	3.375%	3/1/28	50	51
	Textron Inc.	3.900%	9/17/29	225	239
	Timken Co.	3.875%	9/1/24	100	105
	Timken Co.	4.500%	12/15/28	25	27
	Valmont Industries Inc.	5.000%	10/1/44	150	153
	Valmont Industries Inc.	5.250%	10/1/54	75	76
	Vulcan Materials Co.	4.500%	4/1/25	200	222
	Vulcan Materials Co.	3.500%	6/1/30	150	163
	Vulcan Materials Co.	4.500%	6/15/47	125	138
	Wabtec Corp.	4.400%	3/15/24	275	291
	Wabtec Corp.	3.450%	11/15/26	150	154
	Wabtec Corp.	4.950%	9/15/28	175	195
	Waste Connections Inc.	3.500%	5/1/29	200	224
	Waste Connections Inc.	2.600%	2/1/30	139	147
	Waste Connections Inc.	3.050%	4/1/50	75	76
	Waste Management Inc.	4.600%	3/1/21	50	51
	Waste Management Inc.	2.900%	9/15/22	100	104
	Waste Management Inc.	2.400%	5/15/23	225	235
	Waste Management Inc.	3.500%	5/15/24	200	218
	Waste Management Inc.	2.950%	6/15/24	150	153
	Waste Management Inc.	3.125%	3/1/25	150	164
	Waste Management Inc.	3.200%	6/15/26	145	149
	Waste Management Inc.	3.150%	11/15/27	125	140
	Waste Management Inc.	3.450%	6/15/29	200	206
	Waste Management Inc.	3.900%	3/1/35	250	295
	Waste Management Inc.	4.000%	7/15/39	100	103
	Waste Management Inc.	4.100%	3/1/45	150	179
	Waste Management Inc.	4.150%	7/15/49	200	249
	Westinghouse Air Brake
	Technologies Corp.	3.200%	6/15/25	60	61
	WW Grainger Inc.	1.850%	2/15/25	75	78
	WW Grainger Inc.	4.600%	6/15/45	200	251
	WW Grainger Inc.	3.750%	5/15/46	75	83
	WW Grainger Inc.	4.200%	5/15/47	75	88
	Xylem Inc.	3.250%	11/1/26	100	110
	Xylem Inc.	1.950%	1/30/28	75	75
	Xylem Inc.	2.250%	1/30/31	100	100
	Xylem Inc.	4.375%	11/1/46	100	109

	Communication (2.7%)
	Activision Blizzard Inc.	2.300%	9/15/21	125	127
	Activision Blizzard Inc.	2.600%	6/15/22	75	78
	Activision Blizzard Inc.	3.400%	9/15/26	160	182
	Activision Blizzard Inc.	4.500%	6/15/47	275	355
	America Movil SAB de CV	3.125%	7/16/22	300	310
	America Movil SAB de CV	3.625%	4/22/29	200	222
	America Movil SAB de CV	2.875%	5/7/30	200	211
	America Movil SAB de CV	6.375%	3/1/35	300	433
	America Movil SAB de CV	6.125%	11/15/37	150	211
	America Movil SAB de CV	6.125%	3/30/40	200	286
	America Movil SAB de CV	4.375%	7/16/42	250	305
	America Movil SAB de CV	4.375%	4/22/49	200	243
	American Tower Corp.	3.450%	9/15/21	475	492
	American Tower Corp.	2.250%	1/15/22	125	128
	American Tower Corp.	3.500%	1/31/23	200	214
	American Tower Corp.	5.000%	2/15/24	100	114
	American Tower Corp.	3.375%	5/15/24	200	217
	American Tower Corp.	2.950%	1/15/25	100	108
	American Tower Corp.	2.400%	3/15/25	75	79
	American Tower Corp.	4.000%	6/1/25	138	155
	American Tower Corp.	1.300%	9/15/25	100	100
	American Tower Corp.	3.375%	10/15/26	200	222
	American Tower Corp.	2.750%	1/15/27	500	537
	American Tower Corp.	3.125%	1/15/27	125	135
	American Tower Corp.	3.950%	3/15/29	140	159
	American Tower Corp.	3.800%	8/15/29	475	540
	American Tower Corp.	2.900%	1/15/30	145	154
	American Tower Corp.	2.100%	6/15/30	150	149
	American Tower Corp.	3.700%	10/15/49	200	219
	American Tower Corp.	3.100%	6/15/50	150	146
	AT&T Inc.	3.200%	3/1/22	250	261
	AT&T Inc.	3.400%	6/15/22	100	105
	AT&T Inc.	3.000%	6/30/22	767	799
	AT&T Inc.	3.600%	2/17/23	755	809
	AT&T Inc.	4.050%	12/15/23	100	111
	AT&T Inc.	3.800%	3/1/24	125	137
	AT&T Inc.	4.450%	4/1/24	250	280
	AT&T Inc.	3.950%	1/15/25	268	299

354

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.400%	5/15/25	940	1,030
AT&T Inc.	3.600%	7/15/25	275	305
AT&T Inc.	3.875%	1/15/26	505	567
AT&T Inc.	4.125%	2/17/26	515	585
AT&T Inc.	3.800%	2/15/27	700	785
AT&T Inc.	2.300%	6/1/27	450	462
AT&T Inc.	4.100%	2/15/28	804	915
AT&T Inc.	4.350%	3/1/29	650	751
AT&T Inc.	4.300%	2/15/30	660	766
AT&T Inc.	2.750%	6/1/31	450	464
AT&T Inc.	4.500%	5/15/35	200	236
AT&T Inc.	5.250%	3/1/37	500	615
AT&T Inc.	4.900%	8/15/37	300	357
AT&T Inc.	4.850%	3/1/39	480	582
AT&T Inc.	6.350%	3/15/40	100	136
AT&T Inc.	6.100%	7/15/40	100	135
AT&T Inc.	6.000%	8/15/40	300	403
AT&T Inc.	5.350%	9/1/40	600	746
AT&T Inc.	3.500%	6/1/41	500	517
AT&T Inc.	5.550%	8/15/41	225	285
AT&T Inc.	5.375%	10/15/41	100	124
AT&T Inc.	5.150%	3/15/42	375	464
AT&T Inc.	4.900%	6/15/42	525	632
AT&T Inc.	4.300%	12/15/42	271	300
AT&T Inc.	5.350%	12/15/43	175	215
AT&T Inc.	4.650%	6/1/44	100	115
AT&T Inc.	4.800%	6/15/44	575	669
AT&T Inc.	4.350%	6/15/45	624	694
AT&T Inc.	4.750%	5/15/46	650	770
AT&T Inc.	5.150%	11/15/46	1,473	1,806
AT&T Inc.	5.450%	3/1/47	500	655
AT&T Inc.	4.500%	3/9/48	500	589
AT&T Inc.	4.550%	3/9/49	362	426
AT&T Inc.	5.150%	2/15/50	332	425
AT&T Inc.	3.650%	6/1/51	600	612
AT&T Inc.	5.300%	8/15/58	307	391
AT&T Inc.	3.850%	6/1/60	300	310
Bell Canada Inc.	4.300%	7/29/49	100	123
British Telecommunications plc	4.500%	12/4/23	200	221
British Telecommunications plc	5.125%	12/4/28	100	124
British Telecommunications plc	9.625%	12/15/30	516	844
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	270
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	721
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	194
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	975
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	795
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	265
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	335
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	759
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	150	182
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	861
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	530
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	496
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	75	87
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	608
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	392
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	101
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	168
Comcast Corp.	2.750%	3/1/23	200	211
Comcast Corp.	3.000%	2/1/24	710	764
Comcast Corp.	3.375%	2/15/25	264	292
Comcast Corp.	3.100%	4/1/25	395	434
Comcast Corp.	3.375%	8/15/25	250	278
Comcast Corp.	3.950%	10/15/25	625	715
Comcast Corp.	3.150%	3/1/26	400	445
Comcast Corp.	2.350%	1/15/27	495	527
Comcast Corp.	3.300%	4/1/27	150	168
Comcast Corp.	3.150%	2/15/28	325	363
Comcast Corp.	4.150%	10/15/28	950	1,138
Comcast Corp.	2.650%	2/1/30	300	326
Comcast Corp.	3.400%	4/1/30	350	398
Comcast Corp.	4.250%	10/15/30	350	428
Comcast Corp.	1.950%	1/15/31	500	509
Comcast Corp.	4.250%	1/15/33	275	339
Comcast Corp.	4.200%	8/15/34	175	216
Comcast Corp.	5.650%	6/15/35	1,065	1,515
Comcast Corp.	4.400%	8/15/35	150	189
Comcast Corp.	3.200%	7/15/36	225	245
Comcast Corp.	6.450%	3/15/37	175	260
Comcast Corp.	6.950%	8/15/37	250	393
Comcast Corp.	3.900%	3/1/38	175	208
Comcast Corp.	6.400%	5/15/38	100	148
Comcast Corp.	4.600%	10/15/38	550	700
Comcast Corp.	3.250%	11/1/39	250	274
Comcast Corp.	6.400%	3/1/40	150	229
Comcast Corp.	3.750%	4/1/40	300	350
Comcast Corp.	4.650%	7/15/42	370	479
Comcast Corp.	4.500%	1/15/43	100	129
Comcast Corp.	4.600%	8/15/45	250	323
Comcast Corp.	3.400%	7/15/46	500	553
Comcast Corp.	3.969%	11/1/47	1,086	1,305
Comcast Corp.	4.000%	3/1/48	175	213
Comcast Corp.	4.700%	10/15/48	475	636
Comcast Corp.	3.999%	11/1/49	268	325
Comcast Corp.	3.450%	2/1/50	400	457
Comcast Corp.	2.800%	1/15/51	800	811
Comcast Corp.	4.950%	10/15/58	475	675
Crown Castle International Corp.	2.250%	9/1/21	125	128
Crown Castle International Corp.	4.875%	4/15/22	125	134
Crown Castle International Corp.	5.250%	1/15/23	125	139
Crown Castle International Corp.	3.150%	7/15/23	150	160
Crown Castle International Corp.	3.200%	9/1/24	250	271
Crown Castle International Corp.	1.350%	7/15/25	100	100
Crown Castle International Corp.	4.450%	2/15/26	250	286
Crown Castle International Corp.	3.700%	6/15/26	175	195
Crown Castle International Corp.	3.650%	9/1/27	325	363
Crown Castle International Corp.	3.800%	2/15/28	425	479
Crown Castle International Corp.	3.300%	7/1/30	115	126
Crown Castle International Corp.	2.250%	1/15/31	200	200

355

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Crown Castle International Corp.	4.750%	5/15/47	95	117
	Crown Castle International Corp.	5.200%	2/15/49	75	99
	Crown Castle International Corp.	4.150%	7/1/50	100	113
	Crown Castle International Corp.	3.250%	1/15/51	200	200
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,208
	Discovery Communications LLC	2.950%	3/20/23	100	105
	Discovery Communications LLC	3.800%	3/13/24	100	108
	Discovery Communications LLC	3.900%	11/15/24	150	164
	Discovery Communications LLC	3.450%	3/15/25	380	410
	Discovery Communications LLC	3.950%	6/15/25	303	333
	Discovery Communications LLC	4.900%	3/11/26	150	172
	Discovery Communications LLC	3.950%	3/20/28	400	448
	Discovery Communications LLC	4.125%	5/15/29	100	114
	Discovery Communications LLC	3.625%	5/15/30	230	251
	Discovery Communications LLC	5.000%	9/20/37	325	378
	Discovery Communications LLC	6.350%	6/1/40	150	202
	Discovery Communications LLC	4.950%	5/15/42	227	255
	Discovery Communications LLC	5.200%	9/20/47	225	262
	Discovery Communications LLC	5.300%	5/15/49	75	90
	Discovery Communications LLC	4.650%	5/15/50	200	227
	Electronic Arts Inc.	4.800%	3/1/26	100	119
	Fox Corp.	3.666%	1/25/22	50	52
	Fox Corp.	4.030%	1/25/24	250	276
	Fox Corp.	3.050%	4/7/25	100	108
	Fox Corp.	4.709%	1/25/29	375	450
	Fox Corp.	3.500%	4/8/30	150	167
	Fox Corp.	5.476%	1/25/39	250	334
	Fox Corp.	5.576%	1/25/49	425	591
	Grupo Televisa SAB	6.625%	3/18/25	100	117
	Grupo Televisa SAB	4.625%	1/30/26	100	109
	Grupo Televisa SAB	6.625%	1/15/40	125	162
	Grupo Televisa SAB	5.000%	5/13/45	425	469
	Grupo Televisa SAB	5.250%	5/24/49	200	231
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	52
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	159
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	461
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	116
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	117
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	194
	Koninklijke KPN NV	8.375%	10/1/30	125	179
	Moody’s Corp.	2.750%	12/15/21	100	103
	Moody’s Corp.	4.500%	9/1/22	100	107
	Moody’s Corp.	4.875%	2/15/24	250	282
	Moody’s Corp.	3.250%	1/15/28	200	222
	Moody’s Corp.	4.875%	12/17/48	125	163
	Moody’s Corp.	3.250%	5/20/50	100	108
	NBCUniversal Media LLC	2.875%	1/15/23	225	239
	NBCUniversal Media LLC	6.400%	4/30/40	150	230
	NBCUniversal Media LLC	5.950%	4/1/41	225	330
	NBCUniversal Media LLC	4.450%	1/15/43	225	283
	Omnicom Group Inc.	2.450%	4/30/30	150	152
	Omnicom Group Inc.	4.200%	6/1/30	100	116
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	250	264
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	165
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	279
	Orange SA	4.125%	9/14/21	325	339
	Orange SA	9.000%	3/1/31	450	731
	Orange SA	5.375%	1/13/42	325	450
	Orange SA	5.500%	2/6/44	200	289
	RELX Capital Inc.	3.500%	3/16/23	125	133
	RELX Capital Inc.	4.000%	3/18/29	100	116
	RELX Capital Inc.	3.000%	5/22/30	150	162
	Rogers Communications Inc.	3.000%	3/15/23	205	217
	Rogers Communications Inc.	4.100%	10/1/23	175	194
	Rogers Communications Inc.	3.625%	12/15/25	125	141
	Rogers Communications Inc.	2.900%	11/15/26	100	109
	Rogers Communications Inc.	4.500%	3/15/43	265	323
	Rogers Communications Inc.	5.000%	3/15/44	190	245
	Rogers Communications Inc.	4.350%	5/1/49	450	550
	Rogers Communications Inc.	3.700%	11/15/49	150	164
	S&P Global Inc.	4.000%	6/15/25	149	171
	S&P Global Inc.	4.400%	2/15/26	175	206
	S&P Global Inc.	2.500%	12/1/29	125	136
	S&P Global Inc.	4.500%	5/15/48	100	132
	S&P Global Inc.	3.250%	12/1/49	150	166
[5]	T-Mobile USA Inc.	3.500%	4/15/25	600	653
[5]	T-Mobile USA Inc.	1.500%	2/15/26	200	199
[5]	T-Mobile USA Inc.	3.750%	4/15/27	800	885
[5]	T-Mobile USA Inc.	2.050%	2/15/28	250	249
[5]	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,684
[5]	T-Mobile USA Inc.	2.550%	2/15/31	400	399
[5]	T-Mobile USA Inc.	4.375%	4/15/40	400	457
[5]	T-Mobile USA Inc.	4.500%	4/15/50	600	700
	Telefonica Emisiones SAU	4.103%	3/8/27	250	285
	Telefonica Emisiones SAU	7.045%	6/20/36	375	541
	Telefonica Emisiones SAU	4.665%	3/6/38	200	238
	Telefonica Emisiones SAU	5.213%	3/8/47	550	690
	Telefonica Emisiones SAU	4.895%	3/6/48	250	299
	Telefonica Emisiones SAU	5.520%	3/1/49	335	438
	Telefonica Europe BV	8.250%	9/15/30	250	381
	TELUS Corp.	2.800%	2/16/27	100	105
	TELUS Corp.	4.300%	6/15/49	200	236
	Thomson Reuters Corp.	5.500%	8/15/35	75	94
	Thomson Reuters Corp.	5.850%	4/15/40	100	126
	Thomson Reuters Corp.	5.650%	11/23/43	100	134
	Time Warner Cable LLC	6.550%	5/1/37	200	263
	Time Warner Cable LLC	7.300%	7/1/38	50	69
	Time Warner Cable LLC	6.750%	6/15/39	400	531
	Time Warner Cable LLC	5.875%	11/15/40	425	523
	Time Warner Cable LLC	5.500%	9/1/41	250	303
	Time Warner Cable LLC	4.500%	9/15/42	250	268
	Time Warner Entertainment Co. LP	8.375%	3/15/23	200	237
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	300
	Verizon Communications Inc.	3.450%	3/15/21	300	306
	Verizon Communications Inc.	2.946%	3/15/22	400	417
	Verizon Communications Inc.	5.150%	9/15/23	830	945
	Verizon Communications Inc.	4.150%	3/15/24	100	111
	Verizon Communications Inc.	3.500%	11/1/24	400	440
	Verizon Communications Inc.	3.376%	2/15/25	534	592
	Verizon Communications Inc.	2.625%	8/15/26	475	514
	Verizon Communications Inc.	4.125%	3/16/27	700	821
	Verizon Communications Inc.	3.000%	3/22/27	150	166
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,479
	Verizon Communications Inc.	4.016%	12/3/29	927	1,107
	Verizon Communications Inc.	3.150%	3/22/30	310	347
	Verizon Communications Inc.	4.500%	8/10/33	575	713
	Verizon Communications Inc.	4.400%	11/1/34	725	893
	Verizon Communications Inc.	4.272%	1/15/36	513	635
	Verizon Communications Inc.	5.250%	3/16/37	875	1,177
	Verizon Communications Inc.	4.812%	3/15/39	350	457
	Verizon Communications Inc.	4.750%	11/1/41	175	228
	Verizon Communications Inc.	3.850%	11/1/42	175	208
	Verizon Communications Inc.	4.125%	8/15/46	250	307
	Verizon Communications Inc.	4.862%	8/21/46	1,279	1,738
	Verizon Communications Inc.	4.522%	9/15/48	747	986
	Verizon Communications Inc.	5.012%	4/15/49	385	529
	Verizon Communications Inc.	4.000%	3/22/50	250	313
	Verizon Communications Inc.	4.672%	3/15/55	600	803
	ViacomCBS Inc.	2.900%	6/1/23	75	79
	ViacomCBS Inc.	4.250%	9/1/23	225	245
	ViacomCBS Inc.	3.875%	4/1/24	124	133
	ViacomCBS Inc.	3.700%	8/15/24	175	190
	ViacomCBS Inc.	3.500%	1/15/25	150	163
	ViacomCBS Inc.	4.750%	5/15/25	300	343
	ViacomCBS Inc.	2.900%	1/15/27	279	293
	ViacomCBS Inc.	3.375%	2/15/28	100	106
	ViacomCBS Inc.	3.700%	6/1/28	100	108
	ViacomCBS Inc.	4.950%	1/15/31	250	293

356

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ViacomCBS Inc.	4.200%	5/19/32	200	223
	ViacomCBS Inc.	5.500%	5/15/33	75	90
	ViacomCBS Inc.	6.875%	4/30/36	240	324
	ViacomCBS Inc.	5.900%	10/15/40	225	267
	ViacomCBS Inc.	4.850%	7/1/42	225	239
	ViacomCBS Inc.	4.375%	3/15/43	406	424
	ViacomCBS Inc.	5.850%	9/1/43	225	265
	ViacomCBS Inc.	4.900%	8/15/44	100	109
	ViacomCBS Inc.	4.950%	5/19/50	250	279
	Vodafone Group plc	3.750%	1/16/24	650	710
	Vodafone Group plc	4.125%	5/30/25	500	565
	Vodafone Group plc	4.375%	5/30/28	650	769
	Vodafone Group plc	7.875%	2/15/30	150	216
	Vodafone Group plc	6.250%	11/30/32	100	135
	Vodafone Group plc	5.000%	5/30/38	325	406
	Vodafone Group plc	4.375%	2/19/43	275	318
	Vodafone Group plc	5.250%	5/30/48	700	911
	Vodafone Group plc	4.875%	6/19/49	350	438
	Vodafone Group plc	4.250%	9/17/50	450	535
	Walt Disney Co.	2.550%	2/15/22	75	77
	Walt Disney Co.	2.450%	3/4/22	75	77
	Walt Disney Co.	1.650%	9/1/22	100	102
	Walt Disney Co.	3.000%	9/15/22	275	290
	Walt Disney Co.	1.750%	8/30/24	100	104
	Walt Disney Co.	3.700%	9/15/24	200	222
	Walt Disney Co.	3.350%	3/24/25	345	382
	Walt Disney Co.	3.150%	9/17/25	150	166
	Walt Disney Co.	3.700%	10/15/25	125	141
	Walt Disney Co.	1.750%	1/13/26	300	309
	Walt Disney Co.	1.850%	7/30/26	1,070	1,105
	Walt Disney Co.	2.200%	1/13/28	200	209
	Walt Disney Co.	2.000%	9/1/29	400	408
	Walt Disney Co.	3.800%	3/22/30	240	279
	Walt Disney Co.	2.650%	1/13/31	700	743
	Walt Disney Co.	6.550%	3/15/33	100	148
	Walt Disney Co.	6.200%	12/15/34	400	586
	Walt Disney Co.	6.400%	12/15/35	365	544
	Walt Disney Co.	6.150%	3/1/37	200	287
	Walt Disney Co.	4.625%	3/23/40	75	93
	Walt Disney Co.	3.500%	5/13/40	400	437
	Walt Disney Co.	4.375%	8/16/41	75	92
	Walt Disney Co.	4.125%	12/1/41	205	242
	Walt Disney Co.	3.700%	12/1/42	125	139
	Walt Disney Co.	5.400%	10/1/43	100	139
	Walt Disney Co.	4.750%	9/15/44	175	221
	Walt Disney Co.	2.750%	9/1/49	400	388
	Walt Disney Co.	4.700%	3/23/50	395	512
	Walt Disney Co.	3.600%	1/13/51	600	669
	Walt Disney Co.	3.800%	5/13/60	300	348
	Weibo Corp.	3.500%	7/5/24	200	206
	WPP Finance 2010	3.625%	9/7/22	200	208
	WPP Finance 2010	3.750%	9/19/24	100	108

	Consumer Cyclical (2.1%)
[5]	Advance Auto Parts Inc.	3.900%	4/15/30	250	268
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	307
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	209
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	435
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	442
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	342
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	229
	Alibaba Group Holding Ltd.	4.200%	12/6/47	425	517
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	128
	Amazon.com Inc.	3.300%	12/5/21	200	208
	Amazon.com Inc.	2.500%	11/29/22	150	157
	Amazon.com Inc.	2.400%	2/22/23	450	473
	Amazon.com Inc.	0.400%	6/3/23	200	200
	Amazon.com Inc.	2.800%	8/22/24	250	271
	Amazon.com Inc.	3.800%	12/5/24	120	136
	Amazon.com Inc.	0.800%	6/3/25	285	287
	Amazon.com Inc.	5.200%	12/3/25	225	275
	Amazon.com Inc.	1.200%	6/3/27	285	287
	Amazon.com Inc.	3.150%	8/22/27	800	911
	Amazon.com Inc.	1.500%	6/3/30	405	410
	Amazon.com Inc.	4.800%	12/5/34	225	306
	Amazon.com Inc.	3.875%	8/22/37	600	741
	Amazon.com Inc.	4.950%	12/5/44	350	497
	Amazon.com Inc.	4.050%	8/22/47	600	780
	Amazon.com Inc.	2.500%	6/3/50	590	598
	Amazon.com Inc.	4.250%	8/22/57	500	668
	Amazon.com Inc.	2.700%	6/3/60	400	407
	American Honda Finance Corp.	3.150%	1/8/21	250	253
	American Honda Finance Corp.	1.650%	7/12/21	150	152
	American Honda Finance Corp.	1.700%	9/9/21	400	405
	American Honda Finance Corp.	3.375%	12/10/21	150	156
	American Honda Finance Corp.	2.200%	6/27/22	150	154
	American Honda Finance Corp.	2.600%	11/16/22	40	42
	American Honda Finance Corp.	1.950%	5/10/23	200	207
	American Honda Finance Corp.	3.450%	7/14/23	125	134
	American Honda Finance Corp.	3.625%	10/10/23	100	109
	American Honda Finance Corp.	2.900%	2/16/24	150	160
	American Honda Finance Corp.	2.400%	6/27/24	100	105
	American Honda Finance Corp.	2.150%	9/10/24	125	130
	American Honda Finance Corp.	2.300%	9/9/26	50	53
	American Honda Finance Corp.	2.350%	1/8/27	100	106
	American Honda Finance Corp.	3.500%	2/15/28	100	113
	Aptiv Corp.	4.150%	3/15/24	125	132
	Aptiv plc	4.250%	1/15/26	150	166
	Aptiv plc	4.350%	3/15/29	50	53
	Aptiv plc	4.400%	10/1/46	50	48
	Aptiv plc	5.400%	3/15/49	50	53
	Automatic Data Processing Inc.	3.375%	9/15/25	200	224
	AutoNation Inc.	3.500%	11/15/24	205	211
	AutoNation Inc.	4.500%	10/1/25	150	161
	AutoNation Inc.	3.800%	11/15/27	75	78
	AutoZone Inc.	3.700%	4/15/22	100	104
	AutoZone Inc.	2.875%	1/15/23	75	78
	AutoZone Inc.	3.125%	7/15/23	125	133
	AutoZone Inc.	3.125%	4/18/24	130	140
	AutoZone Inc.	3.250%	4/15/25	132	145
	AutoZone Inc.	3.625%	4/15/25	153	171
	AutoZone Inc.	3.125%	4/21/26	100	110
	AutoZone Inc.	3.750%	6/1/27	100	112
	AutoZone Inc.	3.750%	4/18/29	100	114
	AutoZone Inc.	4.000%	4/15/30	250	289
	Best Buy Co. Inc.	5.500%	3/15/21	21	21
	Best Buy Co. Inc.	4.450%	10/1/28	200	232
	Block Financial LLC	5.500%	11/1/22	100	106
	Block Financial LLC	5.250%	10/1/25	100	110
	Booking Holdings Inc.	2.750%	3/15/23	100	105
	Booking Holdings Inc.	3.650%	3/15/25	100	110
	Booking Holdings Inc.	4.100%	4/13/25	200	224
	Booking Holdings Inc.	3.600%	6/1/26	225	247
	Booking Holdings Inc.	3.550%	3/15/28	100	109
	Booking Holdings Inc.	4.625%	4/13/30	400	468
	BorgWarner Inc.	3.375%	3/15/25	75	79
	BorgWarner Inc.	2.650%	7/1/27	200	205
	BorgWarner Inc.	4.375%	3/15/45	100	105
	Costco Wholesale Corp.	2.300%	5/18/22	150	155
	Costco Wholesale Corp.	2.750%	5/18/24	275	298
	Costco Wholesale Corp.	3.000%	5/18/27	100	113
	Costco Wholesale Corp.	1.375%	6/20/27	250	256
	Costco Wholesale Corp.	1.600%	4/20/30	400	404
	Costco Wholesale Corp.	1.750%	4/20/32	200	202
	Cummins Inc.	7.125%	3/1/28	100	137
	Cummins Inc.	4.875%	10/1/43	125	163
	Daimler Finance North America LLC	8.500%	1/18/31	250	378
	Darden Restaurants Inc.	3.850%	5/1/27	200	205
	Darden Restaurants Inc.	4.550%	2/15/48	50	47
	Dollar General Corp.	3.250%	4/15/23	150	160
	Dollar General Corp.	4.150%	11/1/25	105	121
	Dollar General Corp.	3.875%	4/15/27	150	172

357

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dollar General Corp.	4.125%	5/1/28	150	176
Dollar General Corp.	3.500%	4/3/30	100	112
Dollar General Corp.	4.125%	4/3/50	200	239
Dollar Tree Inc.	3.700%	5/15/23	100	107
Dollar Tree Inc.	4.000%	5/15/25	200	225
Dollar Tree Inc.	4.200%	5/15/28	300	349
DR Horton Inc.	4.375%	9/15/22	100	106
DR Horton Inc.	4.750%	2/15/23	225	243
DR Horton Inc.	5.750%	8/15/23	75	84
DR Horton Inc.	2.500%	10/15/24	100	104
eBay Inc.	3.800%	3/9/22	100	105
eBay Inc.	2.600%	7/15/22	450	465
eBay Inc.	2.750%	1/30/23	175	183
eBay Inc.	3.450%	8/1/24	125	136
eBay Inc.	1.900%	3/11/25	180	186
eBay Inc.	3.600%	6/5/27	300	338
eBay Inc.	2.700%	3/11/30	380	400
Expedia Group Inc.	4.500%	8/15/24	100	104
Expedia Group Inc.	5.000%	2/15/26	150	154
Expedia Group Inc.	3.250%	2/15/30	250	233
Ford Foundation	2.415%	6/1/50	50	51
General Motors Co.	4.875%	10/2/23	625	667
General Motors Co.	5.400%	10/2/23	250	270
General Motors Co.	4.000%	4/1/25	100	104
General Motors Co.	6.125%	10/1/25	400	448
General Motors Co.	4.200%	10/1/27	100	102
General Motors Co.	6.800%	10/1/27	100	116
General Motors Co.	5.000%	10/1/28	150	160
General Motors Co.	5.000%	4/1/35	165	166
General Motors Co.	6.600%	4/1/36	250	270
General Motors Co.	5.150%	4/1/38	225	218
General Motors Co.	6.250%	10/2/43	210	223
General Motors Co.	5.200%	4/1/45	230	222
General Motors Co.	6.750%	4/1/46	130	142
General Motors Co.	5.400%	4/1/48	200	198
General Motors Co.	5.950%	4/1/49	175	183
General Motors Financial Co. Inc.	4.200%	3/1/21	175	177
General Motors Financial Co. Inc.	3.550%	4/9/21	150	152
General Motors Financial Co. Inc.	3.200%	7/6/21	225	227
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	4.200%	11/6/21	50	51
General Motors Financial Co. Inc.	3.450%	1/14/22	125	127
General Motors Financial Co. Inc.	3.450%	4/10/22	355	362
General Motors Financial Co. Inc.	3.150%	6/30/22	100	101
General Motors Financial Co. Inc.	3.550%	7/8/22	200	205
General Motors Financial Co. Inc.	3.250%	1/5/23	275	280
General Motors Financial Co. Inc.	5.200%	3/20/23	300	321
General Motors Financial Co. Inc.	3.700%	5/9/23	200	206
General Motors Financial Co. Inc.	4.250%	5/15/23	150	156
General Motors Financial Co. Inc.	4.150%	6/19/23	200	209
General Motors Financial Co. Inc.	5.100%	1/17/24	100	107
General Motors Financial Co. Inc.	3.950%	4/13/24	400	412
General Motors Financial Co. Inc.	3.500%	11/7/24	200	203
General Motors Financial Co. Inc.	4.000%	1/15/25	175	182
General Motors Financial Co. Inc.	2.900%	2/26/25	958	953
General Motors Financial Co. Inc.	4.350%	4/9/25	325	342
General Motors Financial Co. Inc.	2.750%	6/20/25	150	147
General Motors Financial Co. Inc.	5.250%	3/1/26	150	163
General Motors Financial Co. Inc.	4.000%	10/6/26	100	103
General Motors Financial Co. Inc.	4.350%	1/17/27	325	336
General Motors Financial Co. Inc.	3.850%	1/5/28	100	100
General Motors Financial Co. Inc.	5.650%	1/17/29	150	167
General Motors Financial Co. Inc.	3.600%	6/21/30	100	97
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	107
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	75
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	218
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	192
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	297
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	173
Harley-Davidson Inc.	3.500%	7/28/25	100	103
Harley-Davidson Inc.	4.625%	7/28/45	125	131
Harman International Industries Inc.	4.150%	5/15/25	76	83
Home Depot Inc.	3.250%	3/1/22	150	157
Home Depot Inc.	2.625%	6/1/22	265	277
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	222
Home Depot Inc.	3.350%	9/15/25	250	281
Home Depot Inc.	3.000%	4/1/26	275	308
Home Depot Inc.	2.125%	9/15/26	100	107
Home Depot Inc.	2.500%	4/15/27	195	214
Home Depot Inc.	2.800%	9/14/27	200	223
Home Depot Inc.	3.900%	12/6/28	100	120
Home Depot Inc.	2.950%	6/15/29	700	786
Home Depot Inc.	2.700%	4/15/30	445	489
Home Depot Inc.	5.875%	12/16/36	825	1,218
Home Depot Inc.	3.300%	4/15/40	295	334
Home Depot Inc.	5.950%	4/1/41	175	263
Home Depot Inc.	4.200%	4/1/43	200	247
Home Depot Inc.	4.875%	2/15/44	300	406
Home Depot Inc.	4.400%	3/15/45	100	127
Home Depot Inc.	4.250%	4/1/46	330	414
Home Depot Inc.	3.900%	6/15/47	250	302
Home Depot Inc.	4.500%	12/6/48	125	166
Home Depot Inc.	3.125%	12/15/49	525	574
Home Depot Inc.	3.350%	4/15/50	200	229
Home Depot Inc.	3.500%	9/15/56	150	174
Hyatt Hotels Corp.	3.375%	7/15/23	100	101
Hyatt Hotels Corp.	4.850%	3/15/26	50	52
Hyatt Hotels Corp.	4.375%	9/15/28	75	76
IHC Health Services Inc.	4.131%	5/15/48	100	130
IHS Markit Ltd.	3.625%	5/1/24	100	107
IHS Markit Ltd.	4.750%	8/1/28	140	164
IHS Markit Ltd.	4.250%	5/1/29	100	114
JD.com Inc.	3.125%	4/29/21	200	202
JD.com Inc.	3.375%	1/14/30	200	213
Kohl’s Corp.	4.250%	7/17/25	100	98
Kohl’s Corp.	5.550%	7/17/45	100	88
Las Vegas Sands Corp.	3.200%	8/8/24	365	362
Las Vegas Sands Corp.	2.900%	6/25/25	200	194
Las Vegas Sands Corp.	3.500%	8/18/26	145	144
Las Vegas Sands Corp.	3.900%	8/8/29	65	64
Lear Corp.	3.800%	9/15/27	100	102
Lear Corp.	4.250%	5/15/29	150	154
Lear Corp.	3.500%	5/30/30	100	99
Lear Corp.	5.250%	5/15/49	125	129
Lowe’s Cos. Inc.	3.120%	4/15/22	150	156
Lowe’s Cos. Inc.	3.875%	9/15/23	275	302
Lowe’s Cos. Inc.	3.125%	9/15/24	100	109
Lowe’s Cos. Inc.	3.375%	9/15/25	200	224
Lowe’s Cos. Inc.	2.500%	4/15/26	250	270
Lowe’s Cos. Inc.	3.100%	5/3/27	350	389
Lowe’s Cos. Inc.	6.500%	3/15/29	67	90
Lowe’s Cos. Inc.	3.650%	4/5/29	300	343
Lowe’s Cos. Inc.	4.500%	4/15/30	250	303
Lowe’s Cos. Inc.	4.650%	4/15/42	100	125
Lowe’s Cos. Inc.	4.250%	9/15/44	100	118
Lowe’s Cos. Inc.	4.375%	9/15/45	150	178
Lowe’s Cos. Inc.	3.700%	4/15/46	250	279
Lowe’s Cos. Inc.	4.050%	5/3/47	300	351
Lowe’s Cos. Inc.	4.550%	4/5/49	375	471
Lowe’s Cos. Inc.	5.125%	4/15/50	300	414
Magna International Inc.	3.625%	6/15/24	170	185
Magna International Inc.	4.150%	10/1/25	100	111
Magna International Inc.	2.450%	6/15/30	100	102
Marriott International Inc.	3.125%	10/15/21	50	50
Marriott International Inc.	2.125%	10/3/22	200	196
Marriott International Inc.	3.750%	3/15/25	175	175
Marriott International Inc.	3.750%	10/1/25	65	65
Marriott International Inc.	3.125%	6/15/26	683	664
Marriott International Inc.	4.000%	4/15/28	50	50
Marriott International Inc.	4.625%	6/15/30	200	208

358

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mastercard Inc.	2.000%	11/21/21	100	102
	Mastercard Inc.	3.375%	4/1/24	300	332
	Mastercard Inc.	2.000%	3/3/25	524	555
	Mastercard Inc.	2.950%	11/21/26	100	112
	Mastercard Inc.	3.300%	3/26/27	200	226
	Mastercard Inc.	3.500%	2/26/28	50	57
	Mastercard Inc.	2.950%	6/1/29	275	308
	Mastercard Inc.	3.350%	3/26/30	300	346
	Mastercard Inc.	3.800%	11/21/46	100	121
	Mastercard Inc.	3.950%	2/26/48	100	125
	Mastercard Inc.	3.650%	6/1/49	250	301
	Mastercard Inc.	3.850%	3/26/50	300	374
	McDonald’s Corp.	2.625%	1/15/22	275	284
	McDonald’s Corp.	3.350%	4/1/23	200	214
	McDonald’s Corp.	3.375%	5/26/25	175	194
	McDonald’s Corp.	3.300%	7/1/25	100	111
	McDonald’s Corp.	3.700%	1/30/26	300	341
	McDonald’s Corp.	3.500%	3/1/27	200	226
	McDonald’s Corp.	3.500%	7/1/27	315	357
	McDonald’s Corp.	3.800%	4/1/28	350	407
	McDonald’s Corp.	2.625%	9/1/29	200	214
	McDonald’s Corp.	2.125%	3/1/30	200	205
	McDonald’s Corp.	3.600%	7/1/30	200	230
	McDonald’s Corp.	4.700%	12/9/35	200	254
	McDonald’s Corp.	6.300%	10/15/37	150	218
	McDonald’s Corp.	6.300%	3/1/38	100	146
	McDonald’s Corp.	5.700%	2/1/39	100	139
	McDonald’s Corp.	3.700%	2/15/42	25	28
	McDonald’s Corp.	3.625%	5/1/43	100	110
	McDonald’s Corp.	4.600%	5/26/45	210	258
	McDonald’s Corp.	4.875%	12/9/45	300	388
	McDonald’s Corp.	4.450%	3/1/47	250	306
	McDonald’s Corp.	4.450%	9/1/48	150	185
	McDonald’s Corp.	3.625%	9/1/49	350	387
	McDonald’s Corp.	4.200%	4/1/50	200	242
	NIKE Inc.	2.400%	3/27/25	225	242
	NIKE Inc.	2.375%	11/1/26	200	218
	NIKE Inc.	2.750%	3/27/27	200	220
	NIKE Inc.	2.850%	3/27/30	200	222
	NIKE Inc.	3.250%	3/27/40	200	224
	NIKE Inc.	3.625%	5/1/43	125	146
	NIKE Inc.	3.875%	11/1/45	225	271
	NIKE Inc.	3.375%	11/1/46	100	112
	NIKE Inc.	3.375%	3/27/50	300	347
	Nordstrom Inc.	4.000%	10/15/21	125	125
	Nordstrom Inc.	4.000%	3/15/27	100	83
	Nordstrom Inc.	4.375%	4/1/30	125	99
	Nordstrom Inc.	5.000%	1/15/44	190	140
	NVR Inc.	3.950%	9/15/22	100	107
	NVR Inc.	3.000%	5/15/30	100	104
	O’Reilly Automotive Inc.	3.800%	9/1/22	100	105
	O’Reilly Automotive Inc.	3.850%	6/15/23	75	79
	O’Reilly Automotive Inc.	3.550%	3/15/26	100	114
	O’Reilly Automotive Inc.	3.600%	9/1/27	325	366
	O’Reilly Automotive Inc.	4.200%	4/1/30	125	146
	PACCAR Financial Corp.	2.050%	11/13/20	50	50
	PACCAR Financial Corp.	2.250%	2/25/21	75	76
	PACCAR Financial Corp.	3.150%	8/9/21	25	26
	PACCAR Financial Corp.	2.850%	3/1/22	100	103
	PACCAR Financial Corp.	2.650%	5/10/22	100	104
	PACCAR Financial Corp.	2.300%	8/10/22	50	52
	PACCAR Financial Corp.	2.000%	9/26/22	50	52
	PACCAR Financial Corp.	3.400%	8/9/23	100	108
	PACCAR Financial Corp.	2.150%	8/15/24	75	79
	PACCAR Financial Corp.	1.800%	2/6/25	60	62
	Ralph Lauren Corp.	1.700%	6/15/22	100	102
	Ralph Lauren Corp.	3.750%	9/15/25	50	56
	Ralph Lauren Corp.	2.950%	6/15/30	200	204
	Ross Stores Inc.	4.600%	4/15/25	200	229
	Ross Stores Inc.	4.700%	4/15/27	150	174
	Ross Stores Inc.	4.800%	4/15/30	150	180
	Ross Stores Inc.	5.450%	4/15/50	150	193
	Sands China Ltd.	4.600%	8/8/23	400	420
	Sands China Ltd.	5.125%	8/8/25	400	434
	Sands China Ltd.	5.400%	8/8/28	300	333
[5]	Sands China Ltd.	4.375%	6/18/30	200	208
	Starbucks Corp.	1.300%	5/7/22	100	101
	Starbucks Corp.	2.700%	6/15/22	75	78
	Starbucks Corp.	3.100%	3/1/23	375	399
	Starbucks Corp.	3.850%	10/1/23	100	109
	Starbucks Corp.	2.450%	6/15/26	200	214
	Starbucks Corp.	3.500%	3/1/28	100	113
	Starbucks Corp.	4.000%	11/15/28	200	234
	Starbucks Corp.	3.550%	8/15/29	200	228
	Starbucks Corp.	2.250%	3/12/30	450	466
	Starbucks Corp.	2.550%	11/15/30	300	315
	Starbucks Corp.	4.300%	6/15/45	50	57
	Starbucks Corp.	3.750%	12/1/47	125	134
	Starbucks Corp.	4.500%	11/15/48	200	241
	Starbucks Corp.	3.350%	3/12/50	100	103
	Starbucks Corp.	3.500%	11/15/50	300	316
	Tapestry Inc.	3.000%	7/15/22	125	123
	Tapestry Inc.	4.250%	4/1/25	97	94
	Tapestry Inc.	4.125%	7/15/27	100	94
	Target Corp.	2.900%	1/15/22	200	208
	Target Corp.	3.500%	7/1/24	325	363
	Target Corp.	2.250%	4/15/25	200	214
	Target Corp.	2.500%	4/15/26	175	192
	Target Corp.	3.375%	4/15/29	200	230
	Target Corp.	2.650%	9/15/30	250	274
	Target Corp.	6.350%	11/1/32	140	203
	Target Corp.	6.500%	10/15/37	103	160
	Target Corp.	7.000%	1/15/38	125	202
	Target Corp.	4.000%	7/1/42	445	559
	Target Corp.	3.625%	4/15/46	200	244
	TJX Cos. Inc.	2.500%	5/15/23	100	105
	TJX Cos. Inc.	3.500%	4/15/25	150	167
	TJX Cos. Inc.	2.250%	9/15/26	350	373
	TJX Cos. Inc.	3.750%	4/15/27	450	515
	TJX Cos. Inc.	3.875%	4/15/30	395	464
	TJX Cos. Inc.	4.500%	4/15/50	100	128
	Toyota Motor Corp.	3.183%	7/20/21	140	144
	Toyota Motor Corp.	2.157%	7/2/22	100	103
	Toyota Motor Corp.	3.419%	7/20/23	150	162
	Toyota Motor Corp.	2.358%	7/2/24	100	105
	Toyota Motor Corp.	2.760%	7/2/29	100	110
	Toyota Motor Credit Corp.	2.950%	4/13/21	100	102
	Toyota Motor Credit Corp.	3.400%	9/15/21	175	181
	Toyota Motor Credit Corp.	1.800%	10/7/21	80	81
	Toyota Motor Credit Corp.	2.600%	1/11/22	200	206
	Toyota Motor Credit Corp.	3.300%	1/12/22	175	182
	Toyota Motor Credit Corp.	2.650%	4/12/22	500	518
	Toyota Motor Credit Corp.	1.150%	5/26/22	1,100	1,112
	Toyota Motor Credit Corp.	2.800%	7/13/22	100	104
	Toyota Motor Credit Corp.	2.150%	9/8/22	200	206
	Toyota Motor Credit Corp.	2.625%	1/10/23	100	105
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	203
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	314
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	135
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	258
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	139
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	222
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	111
	Toyota Motor Credit Corp.	3.650%	1/8/29	100	116
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	158
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	460
	VF Corp.	2.050%	4/23/22	200	205
	VF Corp.	2.400%	4/23/25	200	211
	VF Corp.	2.950%	4/23/30	200	214
	Visa Inc.	2.150%	9/15/22	100	104
	Visa Inc.	2.800%	12/14/22	550	580
	Visa Inc.	3.150%	12/14/25	925	1,031

359

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Visa Inc.	1.900%	4/15/27	200	209
	Visa Inc.	2.750%	9/15/27	150	165
	Visa Inc.	2.050%	4/15/30	250	262
	Visa Inc.	4.150%	12/14/35	325	415
	Visa Inc.	2.700%	4/15/40	200	214
	Visa Inc.	4.300%	12/14/45	825	1,088
	Visa Inc.	3.650%	9/15/47	100	122
	Walgreen Co.	3.100%	9/15/22	250	262
	Walgreen Co.	4.400%	9/15/42	195	204
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	232
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	413
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	352
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	150	155
	Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	140
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	298
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	123
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	151
	Walmart Inc.	2.350%	12/15/22	800	838
	Walmart Inc.	2.550%	4/11/23	150	158
	Walmart Inc.	3.400%	6/26/23	250	272
	Walmart Inc.	3.300%	4/22/24	250	274
	Walmart Inc.	2.850%	7/8/24	275	298
	Walmart Inc.	2.650%	12/15/24	200	217
	Walmart Inc.	3.550%	6/26/25	309	350
	Walmart Inc.	3.050%	7/8/26	250	282
	Walmart Inc.	5.875%	4/5/27	405	532
	Walmart Inc.	3.700%	6/26/28	450	532
	Walmart Inc.	3.250%	7/8/29	300	348
	Walmart Inc.	2.375%	9/24/29	175	190
	Walmart Inc.	7.550%	2/15/30	105	160
	Walmart Inc.	5.250%	9/1/35	385	560
	Walmart Inc.	6.200%	4/15/38	315	489
	Walmart Inc.	3.950%	6/28/38	275	350
	Walmart Inc.	5.000%	10/25/40	100	142
	Walmart Inc.	4.000%	4/11/43	274	347
	Walmart Inc.	4.300%	4/22/44	361	482
	Walmart Inc.	3.625%	12/15/47	265	324
	Walmart Inc.	4.050%	6/29/48	425	557
	Walmart Inc.	2.950%	9/24/49	500	562
	Western Union Co.	3.600%	3/15/22	100	104
	Western Union Co.	2.850%	1/10/25	108	113
	Western Union Co.	6.200%	11/17/36	100	115
	Western Union Co.	6.200%	6/21/40	35	39

	Consumer Noncyclical (4.8%)
	Abbott Laboratories	2.550%	3/15/22	175	182
	Abbott Laboratories	3.400%	11/30/23	316	344
	Abbott Laboratories	2.950%	3/15/25	175	193
	Abbott Laboratories	3.875%	9/15/25	75	86
	Abbott Laboratories	3.750%	11/30/26	367	427
	Abbott Laboratories	1.150%	1/30/28	100	100
	Abbott Laboratories	1.400%	6/30/30	150	149
	Abbott Laboratories	4.750%	11/30/36	375	503
	Abbott Laboratories	5.300%	5/27/40	250	357
	Abbott Laboratories	4.750%	4/15/43	175	233
	Abbott Laboratories	4.900%	11/30/46	775	1,104
	AbbVie Inc.	3.375%	11/14/21	250	259
[5]	AbbVie Inc.	2.150%	11/19/21	250	254
[5]	AbbVie Inc.	3.450%	3/15/22	507	527
[5]	AbbVie Inc.	3.250%	10/1/22	300	314
	AbbVie Inc.	2.900%	11/6/22	800	838
	AbbVie Inc.	3.200%	11/6/22	275	291
[5]	AbbVie Inc.	2.300%	11/21/22	1,375	1,422
	AbbVie Inc.	2.850%	5/14/23	200	210
	AbbVie Inc.	3.750%	11/14/23	250	272
[5]	AbbVie Inc.	3.850%	6/15/24	200	220
[5]	AbbVie Inc.	2.600%	11/21/24	750	793
[5]	AbbVie Inc.	3.800%	3/15/25	590	655
	AbbVie Inc.	3.600%	5/14/25	911	1,007
	AbbVie Inc.	3.200%	5/14/26	350	387
[5]	AbbVie Inc.	2.950%	11/21/26	740	804
	AbbVie Inc.	4.250%	11/14/28	350	412
[5]	AbbVie Inc.	3.200%	11/21/29	1,130	1,239
[5]	AbbVie Inc.	4.550%	3/15/35	350	425
	AbbVie Inc.	4.500%	5/14/35	495	600
	AbbVie Inc.	4.300%	5/14/36	190	225
[5]	AbbVie Inc.	4.050%	11/21/39	775	899
[5]	AbbVie Inc.	4.625%	10/1/42	190	231
	AbbVie Inc.	4.400%	11/6/42	501	604
[5]	AbbVie Inc.	4.850%	6/15/44	230	291
[5]	AbbVie Inc.	4.750%	3/15/45	75	93
	AbbVie Inc.	4.700%	5/14/45	602	752
	AbbVie Inc.	4.450%	5/14/46	455	552
	AbbVie Inc.	4.875%	11/14/48	550	714
[5]	AbbVie Inc.	4.250%	11/21/49	1,025	1,239
	Adventist Health System/West	2.952%	3/1/29	100	104
	Adventist Health System/West	3.630%	3/1/49	100	100
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	57
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	128
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	83
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	79
	Agilent Technologies Inc.	3.200%	10/1/22	75	78
	Agilent Technologies Inc.	3.875%	7/15/23	100	109
	Agilent Technologies Inc.	3.050%	9/22/26	75	82
	Agilent Technologies Inc.	2.750%	9/15/29	100	109
	Agilent Technologies Inc.	2.100%	6/4/30	100	102
	AHS Hospital Corp.	5.024%	7/1/45	75	97
[5]	Allergan Inc.	2.800%	3/15/23	100	102
	Allina Health System	3.887%	4/15/49	75	90
	Altria Group Inc.	3.490%	2/14/22	200	209
	Altria Group Inc.	2.850%	8/9/22	375	391
	Altria Group Inc.	2.950%	5/2/23	400	421
	Altria Group Inc.	4.000%	1/31/24	250	276
	Altria Group Inc.	2.350%	5/6/25	150	158
	Altria Group Inc.	4.400%	2/14/26	275	316
	Altria Group Inc.	2.625%	9/16/26	75	80
	Altria Group Inc.	4.800%	2/14/29	575	670
	Altria Group Inc.	3.400%	5/6/30	75	81
	Altria Group Inc.	5.800%	2/14/39	400	497
	Altria Group Inc.	4.250%	8/9/42	275	292
	Altria Group Inc.	4.500%	5/2/43	125	134
	Altria Group Inc.	5.375%	1/31/44	350	419
	Altria Group Inc.	3.875%	9/16/46	175	174
	Altria Group Inc.	5.950%	2/14/49	500	654
	Altria Group Inc.	4.450%	5/6/50	200	219
	Altria Group Inc.	6.200%	2/14/59	100	133
	AmerisourceBergen Corp.	3.400%	5/15/24	75	81
	AmerisourceBergen Corp.	3.250%	3/1/25	50	54
	AmerisourceBergen Corp.	3.450%	12/15/27	275	310
	AmerisourceBergen Corp.	2.800%	5/15/30	100	105
	AmerisourceBergen Corp.	4.250%	3/1/45	25	28
	AmerisourceBergen Corp.	4.300%	12/15/47	175	197
	Amgen Inc.	3.875%	11/15/21	207	215
	Amgen Inc.	2.700%	5/1/22	75	78
	Amgen Inc.	2.650%	5/11/22	275	285
	Amgen Inc.	3.625%	5/15/22	225	236
	Amgen Inc.	2.250%	8/19/23	150	157
	Amgen Inc.	3.625%	5/22/24	500	548
	Amgen Inc.	1.900%	2/21/25	100	104
	Amgen Inc.	3.125%	5/1/25	175	192
	Amgen Inc.	2.600%	8/19/26	455	496
	Amgen Inc.	2.200%	2/21/27	150	158
	Amgen Inc.	2.450%	2/21/30	300	317
	Amgen Inc.	2.300%	2/25/31	275	286
	Amgen Inc.	3.150%	2/21/40	625	664
	Amgen Inc.	4.950%	10/1/41	240	312
	Amgen Inc.	5.150%	11/15/41	250	332
	Amgen Inc.	4.400%	5/1/45	450	562
	Amgen Inc.	4.563%	6/15/48	356	463
	Amgen Inc.	3.375%	2/21/50	350	383
	Amgen Inc.	4.663%	6/15/51	659	874

360

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,173
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,401
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,809
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	266
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	606
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	110
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	117
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	325
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	229
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	576
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	70	73
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	164
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	882	1,001
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	575
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	925	1,114
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	250	281
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	340	427
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	314
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	239
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	157
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	393
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	347
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	500	583
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	476	547
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	475	633
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	650	772
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	422
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	218
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	450
	Archer-Daniels-Midland Co.	3.375%	3/15/22	100	105
	Archer-Daniels-Midland Co.	2.750%	3/27/25	100	108
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	217
	Archer-Daniels-Midland Co.	3.250%	3/27/30	100	113
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	117
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	137
	Archer-Daniels-Midland Co.	4.535%	3/26/42	50	65
	Archer-Daniels-Midland Co.	4.016%	4/16/43	200	237
	Archer-Daniels-Midland Co.	3.750%	9/15/47	100	121
	Archer-Daniels-Midland Co.	4.500%	3/15/49	125	174
	Ascension Health	2.532%	11/15/29	100	107
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	219
[3]	Ascension Health	4.847%	11/15/53	75	100
	AstraZeneca plc	2.375%	6/12/22	225	232
	AstraZeneca plc	3.500%	8/17/23	225	243
	AstraZeneca plc	3.375%	11/16/25	400	448
	AstraZeneca plc	3.125%	6/12/27	175	193
	AstraZeneca plc	4.000%	1/17/29	200	237
	AstraZeneca plc	6.450%	9/15/37	450	673
	AstraZeneca plc	4.000%	9/18/42	290	351
	AstraZeneca plc	4.375%	11/16/45	200	257
	AstraZeneca plc	4.375%	8/17/48	235	310
	Banner Health	2.338%	1/1/30	125	129
	Banner Health	3.181%	1/1/50	75	80
	BAT Capital Corp.	2.764%	8/15/22	325	336
	BAT Capital Corp.	3.222%	8/15/24	650	694
	BAT Capital Corp.	3.215%	9/6/26	200	214
	BAT Capital Corp.	4.700%	4/2/27	100	114
	BAT Capital Corp.	3.557%	8/15/27	675	730
	BAT Capital Corp.	3.462%	9/6/29	125	133
	BAT Capital Corp.	4.906%	4/2/30	200	235
	BAT Capital Corp.	4.390%	8/15/37	525	568
	BAT Capital Corp.	4.540%	8/15/47	575	627
	BAT Capital Corp.	4.758%	9/6/49	250	282
	BAT Capital Corp.	5.282%	4/2/50	75	90
	Baxalta Inc.	3.600%	6/23/22	15	16
	Baxalta Inc.	4.000%	6/23/25	97	110
	Baxalta Inc.	5.250%	6/23/45	73	100
	Baxter International Inc.	1.700%	8/15/21	150	152
[5]	Baxter International Inc.	3.750%	10/1/25	155	176
[5]	Baxter International Inc.	3.950%	4/1/30	95	112
	Baxter International Inc.	3.500%	8/15/46	100	111
	Baylor Scott & White Holdings	4.185%	11/15/45	100	123
	Beam Suntory Inc.	3.250%	5/15/22	50	52
	Becton Dickinson & Co.	3.125%	11/8/21	65	67
	Becton Dickinson & Co.	2.894%	6/6/22	350	362
	Becton Dickinson & Co.	3.300%	3/1/23	50	53
	Becton Dickinson & Co.	3.734%	12/15/24	272	299
	Becton Dickinson & Co.	3.700%	6/6/27	375	417
	Becton Dickinson & Co.	4.875%	5/15/44	26	32
	Becton Dickinson & Co.	4.685%	12/15/44	196	240
	Becton Dickinson & Co.	4.669%	6/6/47	300	367
	Biogen Inc.	3.625%	9/15/22	275	292
	Biogen Inc.	4.050%	9/15/25	350	401
	Biogen Inc.	2.250%	5/1/30	300	303
	Biogen Inc.	5.200%	9/15/45	350	458
	Biogen Inc.	3.150%	5/1/50	300	289
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	110
	Boston Scientific Corp.	3.375%	5/15/22	50	52
	Boston Scientific Corp.	3.450%	3/1/24	175	190
	Boston Scientific Corp.	3.850%	5/15/25	77	86
	Boston Scientific Corp.	1.900%	6/1/25	1,050	1,087
	Boston Scientific Corp.	3.750%	3/1/26	125	141
	Boston Scientific Corp.	4.000%	3/1/29	150	171
	Boston Scientific Corp.	2.650%	6/1/30	400	413
	Boston Scientific Corp.	7.000%	11/15/35	100	144
	Boston Scientific Corp.	4.550%	3/1/39	175	212
	Boston Scientific Corp.	7.375%	1/15/40	50	77
	Boston Scientific Corp.	4.700%	3/1/49	200	257
[5]	Bristol-Myers Squibb Co.	2.250%	8/15/21	75	76
[5]	Bristol-Myers Squibb Co.	2.600%	5/16/22	300	312
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	283
[5]	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	343
[5]	Bristol-Myers Squibb Co.	2.750%	2/15/23	150	158
[5]	Bristol-Myers Squibb Co.	3.250%	2/20/23	200	208
	Bristol-Myers Squibb Co.	7.150%	6/15/23	200	237
[5]	Bristol-Myers Squibb Co.	4.000%	8/15/23	125	138
[5]	Bristol-Myers Squibb Co.	3.625%	5/15/24	175	191
[5]	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	730
[5]	Bristol-Myers Squibb Co.	3.875%	8/15/25	475	542
[5]	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	515
[5]	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	241
[5]	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	323
[5]	Bristol-Myers Squibb Co.	3.400%	7/26/29	935	1,075
[5]	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	481
[5]	Bristol-Myers Squibb Co.	5.700%	10/15/40	50	74
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	110
[5]	Bristol-Myers Squibb Co.	5.250%	8/15/43	150	216
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	98
[5]	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	232
[5]	Bristol-Myers Squibb Co.	5.000%	8/15/45	400	560
[5]	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	327
[5]	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	403
[5]	Bristol-Myers Squibb Co.	4.250%	10/26/49	725	955
	Brown-Forman Corp.	3.500%	4/15/25	81	91
	Brown-Forman Corp.	4.500%	7/15/45	100	125
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	259
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	136
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	210
	Campbell Soup Co.	3.650%	3/15/23	65	70
	Campbell Soup Co.	3.950%	3/15/25	200	225
	Campbell Soup Co.	3.300%	3/19/25	125	135
	Campbell Soup Co.	4.150%	3/15/28	175	202
	Campbell Soup Co.	2.375%	4/24/30	150	155
	Campbell Soup Co.	4.800%	3/15/48	135	174
	Campbell Soup Co.	3.125%	4/24/50	100	102
	Cardinal Health Inc.	2.616%	6/15/22	115	118
	Cardinal Health Inc.	3.200%	3/15/23	150	158
	Cardinal Health Inc.	3.079%	6/15/24	290	309

361

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cardinal Health Inc.	3.750%	9/15/25	100	111
	Cardinal Health Inc.	3.410%	6/15/27	265	297
	Cardinal Health Inc.	4.600%	3/15/43	75	83
	Cardinal Health Inc.	4.500%	11/15/44	50	55
	Cardinal Health Inc.	4.900%	9/15/45	100	117
	Cardinal Health Inc.	4.368%	6/15/47	125	140
	Children’s Hospital Corp.	4.115%	1/1/47	75	91
	Children’s Hospital Corp.	2.585%	2/1/50	50	50
	Children’s Hospital Medical Center	4.268%	5/15/44	50	58
	CHRISTUS Health	4.341%	7/1/28	125	139
	Church & Dwight Co. Inc.	2.450%	8/1/22	25	26
	Church & Dwight Co. Inc.	3.150%	8/1/27	100	110
	Church & Dwight Co. Inc.	3.950%	8/1/47	75	85
	Cigna Corp.	3.400%	9/17/21	280	289
[5]	Cigna Corp.	3.900%	2/15/22	200	210
[5]	Cigna Corp.	3.050%	11/30/22	100	105
[5]	Cigna Corp.	3.000%	7/15/23	700	742
	Cigna Corp.	3.750%	7/15/23	133	144
[5]	Cigna Corp.	3.500%	6/15/24	175	190
[5]	Cigna Corp.	3.250%	4/15/25	250	273
	Cigna Corp.	4.125%	11/15/25	265	303
[5]	Cigna Corp.	4.500%	2/25/26	390	446
[5]	Cigna Corp.	3.400%	3/1/27	275	303
[5]	Cigna Corp.	7.875%	5/15/27	41	52
[5]	Cigna Corp.	3.050%	10/15/27	225	244
	Cigna Corp.	4.375%	10/15/28	610	720
	Cigna Corp.	2.400%	3/15/30	340	352
	Cigna Corp.	4.800%	8/15/38	415	527
	Cigna Corp.	3.200%	3/15/40	150	159
[5]	Cigna Corp.	6.125%	11/15/41	92	131
[5]	Cigna Corp.	4.800%	7/15/46	400	506
[5]	Cigna Corp.	3.875%	10/15/47	120	136
	Cigna Corp.	4.900%	12/15/48	570	746
	Cigna Corp.	3.400%	3/15/50	225	242
	City of Hope	5.623%	11/15/43	75	108
	City of Hope	4.378%	8/15/48	100	122
	Cleveland Clinic Foundation	4.858%	1/1/14	100	139
	Clorox Co.	3.800%	11/15/21	250	261
	Clorox Co.	3.050%	9/15/22	100	105
	Clorox Co.	3.500%	12/15/24	175	194
	Clorox Co.	3.100%	10/1/27	50	56
	Clorox Co.	3.900%	5/15/28	50	58
	Clorox Co.	1.800%	5/15/30	50	50
	Coca-Cola Co.	1.550%	9/1/21	175	177
	Coca-Cola Co.	3.300%	9/1/21	250	259
	Coca-Cola Co.	2.200%	5/25/22	100	103
	Coca-Cola Co.	3.200%	11/1/23	225	245
	Coca-Cola Co.	1.750%	9/6/24	100	105
	Coca-Cola Co.	2.950%	3/25/25	95	105
	Coca-Cola Co.	2.875%	10/27/25	300	333
	Coca-Cola Co.	2.550%	6/1/26	100	110
	Coca-Cola Co.	2.250%	9/1/26	410	443
	Coca-Cola Co.	3.375%	3/25/27	200	229
	Coca-Cola Co.	2.900%	5/25/27	50	56
	Coca-Cola Co.	1.450%	6/1/27	600	616
	Coca-Cola Co.	2.125%	9/6/29	125	133
	Coca-Cola Co.	3.450%	3/25/30	250	293
	Coca-Cola Co.	1.650%	6/1/30	300	305
	Coca-Cola Co.	4.125%	3/25/40	100	128
	Coca-Cola Co.	2.500%	6/1/40	200	207
	Coca-Cola Co.	4.200%	3/25/50	300	394
	Coca-Cola Co.	2.600%	6/1/50	300	302
	Coca-Cola Co.	2.750%	6/1/60	200	202
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	139
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	212
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	203
	Colgate-Palmolive Co.	2.450%	11/15/21	75	77
	Colgate-Palmolive Co.	2.250%	11/15/22	75	78
	Colgate-Palmolive Co.	2.100%	5/1/23	280	293
	Colgate-Palmolive Co.	3.250%	3/15/24	100	110
	Colgate-Palmolive Co.	4.000%	8/15/45	150	198
	Colgate-Palmolive Co.	3.700%	8/1/47	100	130
	CommonSpirit Health	2.950%	11/1/22	75	77
	CommonSpirit Health	2.760%	10/1/24	100	103
	CommonSpirit Health	3.347%	10/1/29	175	179
[3]	CommonSpirit Health	4.350%	11/1/42	225	232
	CommonSpirit Health	3.817%	10/1/49	50	53
	CommonSpirit Health	4.187%	10/1/49	200	205
	Conagra Brands Inc.	3.800%	10/22/21	225	234
	Conagra Brands Inc.	3.250%	9/15/22	75	78
	Conagra Brands Inc.	3.200%	1/25/23	151	159
	Conagra Brands Inc.	4.300%	5/1/24	200	222
	Conagra Brands Inc.	4.600%	11/1/25	150	173
	Conagra Brands Inc.	7.000%	10/1/28	75	100
	Conagra Brands Inc.	4.850%	11/1/28	250	302
	Conagra Brands Inc.	8.250%	9/15/30	50	75
	Conagra Brands Inc.	5.300%	11/1/38	200	261
	Conagra Brands Inc.	5.400%	11/1/48	200	276
	Constellation Brands Inc.	2.700%	5/9/22	50	52
	Constellation Brands Inc.	2.650%	11/7/22	250	261
	Constellation Brands Inc.	3.200%	2/15/23	250	265
	Constellation Brands Inc.	4.250%	5/1/23	200	220
	Constellation Brands Inc.	4.750%	11/15/24	175	202
	Constellation Brands Inc.	4.400%	11/15/25	100	116
	Constellation Brands Inc.	3.700%	12/6/26	100	112
	Constellation Brands Inc.	3.500%	5/9/27	150	166
	Constellation Brands Inc.	3.600%	2/15/28	175	193
	Constellation Brands Inc.	4.650%	11/15/28	75	88
	Constellation Brands Inc.	3.150%	8/1/29	225	241
	Constellation Brands Inc.	2.875%	5/1/30	356	377
	Constellation Brands Inc.	4.500%	5/9/47	75	89
	Constellation Brands Inc.	4.100%	2/15/48	100	113
	Constellation Brands Inc.	5.250%	11/15/48	100	131
	Constellation Brands Inc.	3.750%	5/1/50	125	136
	Cottage Health Obligated Group	3.304%	11/1/49	100	109
	Covidien International Finance SA	3.200%	6/15/22	325	340
	CVS Health Corp.	3.500%	7/20/22	350	369
	CVS Health Corp.	2.750%	12/1/22	150	157
	CVS Health Corp.	4.750%	12/1/22	150	163
	CVS Health Corp.	3.700%	3/9/23	1,155	1,239
	CVS Health Corp.	4.000%	12/5/23	195	214
	CVS Health Corp.	3.375%	8/12/24	275	299
	CVS Health Corp.	4.100%	3/25/25	980	1,104
	CVS Health Corp.	3.875%	7/20/25	765	859
	CVS Health Corp.	2.875%	6/1/26	425	459
	CVS Health Corp.	3.000%	8/15/26	450	490
	CVS Health Corp.	3.625%	4/1/27	100	112
	CVS Health Corp.	4.300%	3/25/28	1,860	2,174
	CVS Health Corp.	3.250%	8/15/29	360	397
	CVS Health Corp.	3.750%	4/1/30	350	402
	CVS Health Corp.	4.875%	7/20/35	125	157
	CVS Health Corp.	4.780%	3/25/38	1,000	1,231
	CVS Health Corp.	6.125%	9/15/39	75	104
	CVS Health Corp.	4.125%	4/1/40	200	236
	CVS Health Corp.	5.300%	12/5/43	150	196
	CVS Health Corp.	5.125%	7/20/45	875	1,133
	CVS Health Corp.	5.050%	3/25/48	1,650	2,140
	CVS Health Corp.	4.250%	4/1/50	150	181
	Danaher Corp.	3.350%	9/15/25	100	111
	Danaher Corp.	4.375%	9/15/45	75	94
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	108
	Delhaize America LLC	9.000%	4/15/31	100	157
	Dentsply Sirona Inc.	3.250%	6/1/30	150	156
	DH Europe Finance II Sarl	2.050%	11/15/22	250	258
	DH Europe Finance II Sarl	2.200%	11/15/24	250	263
	DH Europe Finance II Sarl	2.600%	11/15/29	150	159
	DH Europe Finance II Sarl	3.250%	11/15/39	175	192
	DH Europe Finance II Sarl	3.400%	11/15/49	175	194
	Diageo Capital plc	2.625%	4/29/23	500	527
	Diageo Capital plc	2.125%	10/24/24	200	210
	Diageo Capital plc	1.375%	9/29/25	200	203
	Diageo Capital	2.375%	10/24/29	200	213

362

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Diageo Capital plc	2.000%	4/29/30	200	206
	Diageo Capital plc	2.125%	4/29/32	200	207
	Diageo Capital plc	5.875%	9/30/36	50	71
	Diageo Capital plc	3.875%	4/29/43	100	120
	Diageo Investment Corp.	2.875%	5/11/22	300	313
	Diageo Investment Corp.	4.250%	5/11/42	150	188
	Dignity Health	3.125%	11/1/22	50	52
	Dignity Health	3.812%	11/1/24	100	104
	Dignity Health	4.500%	11/1/42	100	104
	Dignity Health	5.267%	11/1/64	50	59
	Duke University Health System Inc.	3.920%	6/1/47	100	126
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	118
	Eli Lilly & Co.	2.350%	5/15/22	50	52
	Eli Lilly & Co.	2.750%	6/1/25	71	77
	Eli Lilly & Co.	3.375%	3/15/29	225	260
	Eli Lilly & Co.	3.950%	3/15/49	300	382
	Eli Lilly & Co.	2.250%	5/15/50	500	474
	Eli Lilly & Co.	4.150%	3/15/59	350	461
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	168
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	134
	Estee Lauder Cos. Inc.	2.600%	4/15/30	125	135
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	107
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	128
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	125
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	137
	Flowers Foods Inc.	4.375%	4/1/22	50	52
	Flowers Foods Inc.	3.500%	10/1/26	75	80
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	120
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	618
	General Mills Inc.	3.150%	12/15/21	25	26
	General Mills Inc.	2.600%	10/12/22	250	260
	General Mills Inc.	3.700%	10/17/23	575	627
	General Mills Inc.	3.650%	2/15/24	100	110
	General Mills Inc.	4.200%	4/17/28	225	265
	General Mills Inc.	2.875%	4/15/30	150	163
	General Mills Inc.	4.550%	4/17/38	75	95
	General Mills Inc.	5.400%	6/15/40	100	136
	General Mills Inc.	4.150%	2/15/43	100	120
	General Mills Inc.	4.700%	4/17/48	75	99
	Gilead Sciences Inc.	4.400%	12/1/21	725	758
	Gilead Sciences Inc.	3.250%	9/1/22	375	395
	Gilead Sciences Inc.	2.500%	9/1/23	300	317
	Gilead Sciences Inc.	3.700%	4/1/24	470	517
	Gilead Sciences Inc.	3.650%	3/1/26	575	657
	Gilead Sciences Inc.	2.950%	3/1/27	225	250
	Gilead Sciences Inc.	4.600%	9/1/35	275	360
	Gilead Sciences Inc.	4.000%	9/1/36	150	186
	Gilead Sciences Inc.	5.650%	12/1/41	175	253
	Gilead Sciences Inc.	4.800%	4/1/44	300	400
	Gilead Sciences Inc.	4.500%	2/1/45	325	420
	Gilead Sciences Inc.	4.750%	3/1/46	455	616
	Gilead Sciences Inc.	4.150%	3/1/47	475	602
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	53
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	242
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	682
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	442
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	117
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	837
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	127
	GlaxoSmithKline Capital plc	2.850%	5/8/22	100	104
	GlaxoSmithKline Capital plc	2.875%	6/1/22	350	366
	GlaxoSmithKline Capital plc	3.000%	6/1/24	200	216
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	29
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	154
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	63
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	70
	Hasbro Inc.	3.900%	11/19/29	175	182
	Hasbro Inc.	6.350%	3/15/40	125	144
	Hasbro Inc.	5.100%	5/15/44	50	52
	HCA Inc.	4.750%	5/1/23	250	271
	HCA Inc.	5.000%	3/15/24	375	417
	HCA Inc.	5.250%	4/15/25	320	367
	HCA Inc.	5.250%	6/15/26	325	375
	HCA Inc.	4.500%	2/15/27	25	28
	HCA Inc.	4.125%	6/15/29	405	448
	HCA Inc.	5.125%	6/15/39	200	234
	HCA Inc.	5.500%	6/15/47	425	518
	HCA Inc.	5.250%	6/15/49	300	361
	Hershey Co.	2.625%	5/1/23	100	105
	Hershey Co.	3.375%	5/15/23	150	162
	Hershey Co.	2.050%	11/15/24	55	58
	Hershey Co.	3.200%	8/21/25	65	72
	Hershey Co.	2.300%	8/15/26	100	108
	Hershey Co.	2.450%	11/15/29	130	140
	Hershey Co.	1.700%	6/1/30	30	31
	Hershey Co.	3.125%	11/15/49	150	163
	Hershey Co.	2.650%	6/1/50	100	102
	Hormel Foods Corp.	1.800%	6/11/30	200	203
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	150
	Ingredion Inc.	3.200%	10/1/26	100	109
	Ingredion Inc.	2.900%	6/1/30	175	186
	Ingredion Inc.	3.900%	6/1/50	100	114
	Iowa Health System	3.665%	2/15/50	125	136
	JM Smucker Co.	3.500%	10/15/21	175	181
	JM Smucker Co.	3.000%	3/15/22	100	104
	JM Smucker Co.	3.500%	3/15/25	175	194
	JM Smucker Co.	3.375%	12/15/27	150	166
	JM Smucker Co.	2.375%	3/15/30	100	102
	JM Smucker Co.	4.250%	3/15/35	100	118
	JM Smucker Co.	4.375%	3/15/45	125	149
	JM Smucker Co.	3.550%	3/15/50	50	51
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	151
	Johnson & Johnson	2.250%	3/3/22	325	334
	Johnson & Johnson	2.050%	3/1/23	125	130
	Johnson & Johnson	3.375%	12/5/23	200	220
	Johnson & Johnson	2.625%	1/15/25	250	272
	Johnson & Johnson	2.450%	3/1/26	350	382
	Johnson & Johnson	2.950%	3/3/27	200	223
	Johnson & Johnson	2.900%	1/15/28	100	112
	Johnson & Johnson	6.950%	9/1/29	75	109
	Johnson & Johnson	4.950%	5/15/33	150	205
	Johnson & Johnson	4.375%	12/5/33	175	231
	Johnson & Johnson	3.550%	3/1/36	175	206
	Johnson & Johnson	3.625%	3/3/37	300	360
	Johnson & Johnson	5.950%	8/15/37	200	306
	Johnson & Johnson	3.400%	1/15/38	200	235
	Johnson & Johnson	4.500%	9/1/40	150	203
	Johnson & Johnson	4.850%	5/15/41	75	108
	Johnson & Johnson	4.500%	12/5/43	200	273
	Johnson & Johnson	3.700%	3/1/46	350	435
	Johnson & Johnson	3.750%	3/3/47	250	315
	Johnson & Johnson	3.500%	1/15/48	150	185
	Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	112
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	316
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	194
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	250
	Kellogg Co.	2.650%	12/1/23	126	133
	Kellogg Co.	3.250%	4/1/26	125	140
	Kellogg Co.	3.400%	11/15/27	125	140
	Kellogg Co.	4.300%	5/15/28	100	118
	Kellogg Co.	2.100%	6/1/30	100	101
	Kellogg Co.	7.450%	4/1/31	125	182
	Kellogg Co.	4.500%	4/1/46	210	257
	Keurig Dr Pepper Inc.	2.700%	11/15/22	50	52
	Keurig Dr Pepper Inc.	4.057%	5/25/23	375	409
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	107
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	317
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	111

363

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	80
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	110
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	474
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	166
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	24
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	128
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	243
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	152
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	170
	Kimberly-Clark Corp.	3.050%	8/15/25	50	55
	Kimberly-Clark Corp.	2.750%	2/15/26	100	108
	Kimberly-Clark Corp.	3.950%	11/1/28	50	60
	Kimberly-Clark Corp.	3.200%	4/25/29	150	170
	Kimberly-Clark Corp.	3.100%	3/26/30	155	176
	Kimberly-Clark Corp.	6.625%	8/1/37	250	394
	Kimberly-Clark Corp.	5.300%	3/1/41	25	35
	Kimberly-Clark Corp.	3.200%	7/30/46	175	198
	Kimberly-Clark Corp.	2.875%	2/7/50	180	196
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	50
	Koninklijke Philips NV	6.875%	3/11/38	100	148
	Koninklijke Philips NV	5.000%	3/15/42	150	193
	Kroger Co.	2.950%	11/1/21	150	155
	Kroger Co.	3.400%	4/15/22	75	78
	Kroger Co.	2.800%	8/1/22	100	104
	Kroger Co.	4.000%	2/1/24	100	110
	Kroger Co.	3.500%	2/1/26	160	181
	Kroger Co.	2.650%	10/15/26	140	152
	Kroger Co.	3.700%	8/1/27	100	115
	Kroger Co.	7.700%	6/1/29	50	70
	Kroger Co.	8.000%	9/15/29	125	181
	Kroger Co.	2.200%	5/1/30	100	104
	Kroger Co.	7.500%	4/1/31	100	149
	Kroger Co.	5.400%	7/15/40	50	65
	Kroger Co.	5.000%	4/15/42	125	157
	Kroger Co.	5.150%	8/1/43	100	129
	Kroger Co.	3.875%	10/15/46	100	112
	Kroger Co.	4.450%	2/1/47	225	273
	Kroger Co.	4.650%	1/15/48	75	94
	Kroger Co.	5.400%	1/15/49	25	35
	Kroger Co.	3.950%	1/15/50	175	201
	Laboratory Corp. of America Holdings	3.200%	2/1/22	500	519
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	161
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	105
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	220
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	112
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	131
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	237
[3]	Mayo Clinic	3.774%	11/15/43	75	87
[3]	Mayo Clinic	4.128%	11/15/52	50	65
	McCormick & Co. Inc.	3.900%	7/15/21	50	51
	McCormick & Co. Inc.	3.150%	8/15/24	150	163
	McCormick & Co. Inc.	3.400%	8/15/27	150	166
	McCormick & Co. Inc.	2.500%	4/15/30	250	261
	McKesson Corp.	3.796%	3/15/24	200	219
	McKesson Corp.	3.950%	2/16/28	200	228
	Mead Johnson Nutrition Co.	4.125%	11/15/25	125	144
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	141
	Mead Johnson Nutrition Co.	4.600%	6/1/44	150	192
[3]	MedStar Health Inc.	3.626%	8/15/49	75	81
	Medtronic Inc.	3.150%	3/15/22	525	549
	Medtronic Inc.	3.500%	3/15/25	397	447
	Medtronic Inc.	4.375%	3/15/35	611	799
	Medtronic Inc.	4.625%	3/15/45	344	461
	Memorial Health Services	3.447%	11/1/49	150	154
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	108
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	191
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	33
	Merck & Co. Inc.	2.350%	2/10/22	250	258
	Merck & Co. Inc.	2.400%	9/15/22	250	260
	Merck & Co. Inc.	2.800%	5/18/23	325	346
	Merck & Co. Inc.	2.900%	3/7/24	25	27
	Merck & Co. Inc.	2.750%	2/10/25	740	801
	Merck & Co. Inc.	0.750%	2/24/26	150	150
	Merck & Co. Inc.	3.400%	3/7/29	375	433
	Merck & Co. Inc.	1.450%	6/24/30	195	194
	Merck & Co. Inc.	6.500%	12/1/33	125	188
	Merck & Co. Inc.	3.900%	3/7/39	200	247
	Merck & Co. Inc.	2.350%	6/24/40	200	203
	Merck & Co. Inc.	3.600%	9/15/42	100	118
	Merck & Co. Inc.	4.150%	5/18/43	200	256
	Merck & Co. Inc.	3.700%	2/10/45	525	634
	Merck & Co. Inc.	4.000%	3/7/49	300	387
	Merck & Co. Inc.	2.450%	6/24/50	200	201
	Mercy Health	4.302%	7/1/28	25	28
	Molson Coors Beverage Co.	2.100%	7/15/21	100	101
	Molson Coors Beverage Co.	3.500%	5/1/22	25	26
	Molson Coors Beverage Co.	3.000%	7/15/26	375	389
	Molson Coors Beverage Co.	5.000%	5/1/42	125	133
	Molson Coors Beverage Co.	4.200%	7/15/46	375	364
[5]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	200	206
	Mondelez International Inc.	0.625%	7/1/22	200	200
	Mondelez International Inc.	2.125%	4/13/23	100	103
	Mondelez International Inc.	1.500%	5/4/25	100	102
	Mondelez International Inc.	3.625%	2/13/26	100	113
	Mondelez International Inc.	2.750%	4/13/30	250	269
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	169
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	55
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	100	107
	Mylan Inc.	4.200%	11/29/23	100	109
	Mylan Inc.	4.550%	4/15/28	150	172
	Mylan Inc.	5.400%	11/29/43	125	153
	Mylan Inc.	5.200%	4/15/48	125	154
	Mylan NV	3.950%	6/15/26	375	417
	Mylan NV	5.250%	6/15/46	200	244
	New York & Presbyterian Hospital	4.024%	8/1/45	130	160
	New York & Presbyterian Hospital	4.063%	8/1/56	75	94
	New York & Presbyterian Hospital	3.954%	8/1/19	125	136
	Northwell Healthcare Inc.	3.979%	11/1/46	100	104
	Northwell Healthcare Inc.	4.260%	11/1/47	200	222
	Northwell Healthcare Inc.	3.809%	11/1/49	100	103
	Novartis Capital Corp.	2.400%	5/17/22	400	415
	Novartis Capital Corp.	2.400%	9/21/22	175	182
	Novartis Capital Corp.	3.400%	5/6/24	400	440
	Novartis Capital Corp.	1.750%	2/14/25	200	209
	Novartis Capital Corp.	3.000%	11/20/25	350	388
	Novartis Capital Corp.	2.000%	2/14/27	525	556
	Novartis Capital Corp.	3.100%	5/17/27	175	196
	Novartis Capital Corp.	2.200%	8/14/30	410	432
	Novartis Capital Corp.	3.700%	9/21/42	100	120
	Novartis Capital Corp.	4.400%	5/6/44	375	497
	Novartis Capital Corp.	4.000%	11/20/45	225	282
	Novartis Capital Corp.	2.750%	8/14/50	75	79
[3]	NYU Hospitals Center	4.368%	7/1/47	110	121
	NYU Langone Hospitals	4.784%	7/1/44	100	117
	NYU Langone Hospitals	3.380%	7/1/55	200	196
[3]	OhioHealth Corp.	3.042%	11/15/50	100	106
	Orlando Health Obligated Group	4.089%	10/1/48	50	55
	Partners Healthcare System Inc.	3.192%	7/1/49	150	159
	Partners Healthcare System Inc.	4.117%	7/1/55	50	63
	Partners Healthcare System Inc.	3.342%	7/1/60	250	263
	PeaceHealth Obligated Group	4.787%	11/15/48	75	97
	PepsiCo Inc.	3.000%	8/25/21	150	154
	PepsiCo Inc.	1.700%	10/6/21	175	178
	PepsiCo Inc.	2.750%	3/5/22	375	391
	PepsiCo Inc.	2.250%	5/2/22	150	155
	PepsiCo Inc.	0.750%	5/1/23	125	126
	PepsiCo Inc.	3.600%	3/1/24	700	771

364

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PepsiCo Inc.	2.250%	3/19/25	265	283
	PepsiCo Inc.	2.750%	4/30/25	200	218
	PepsiCo Inc.	3.500%	7/17/25	125	142
	PepsiCo Inc.	2.375%	10/6/26	225	244
	PepsiCo Inc.	2.625%	3/19/27	100	109
	PepsiCo Inc.	3.000%	10/15/27	325	364
	PepsiCo Inc.	2.625%	7/29/29	200	221
	PepsiCo Inc.	2.750%	3/19/30	345	384
	PepsiCo Inc.	1.625%	5/1/30	200	204
	PepsiCo Inc.	3.500%	3/19/40	100	119
	PepsiCo Inc.	4.000%	3/5/42	175	218
	PepsiCo Inc.	3.600%	8/13/42	100	120
	PepsiCo Inc.	4.250%	10/22/44	225	288
	PepsiCo Inc.	4.600%	7/17/45	75	101
	PepsiCo Inc.	4.450%	4/14/46	325	433
	PepsiCo Inc.	3.450%	10/6/46	300	346
	PepsiCo Inc.	4.000%	5/2/47	100	125
	PepsiCo Inc.	3.375%	7/29/49	200	229
	PepsiCo Inc.	2.875%	10/15/49	325	345
	PepsiCo Inc.	3.625%	3/19/50	290	351
	PepsiCo Inc.	3.875%	3/19/60	150	191
	PerkinElmer Inc.	3.300%	9/15/29	175	187
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	212
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	245
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	85
	Pfizer Inc.	3.000%	9/15/21	125	129
	Pfizer Inc.	2.200%	12/15/21	100	103
	Pfizer Inc.	2.800%	3/11/22	200	208
	Pfizer Inc.	3.200%	9/15/23	125	135
	Pfizer Inc.	2.950%	3/15/24	150	162
	Pfizer Inc.	3.400%	5/15/24	100	111
	Pfizer Inc.	0.800%	5/28/25	125	125
	Pfizer Inc.	2.750%	6/3/26	290	320
	Pfizer Inc.	3.000%	12/15/26	300	337
	Pfizer Inc.	3.600%	9/15/28	200	236
	Pfizer Inc.	3.450%	3/15/29	375	437
	Pfizer Inc.	2.625%	4/1/30	300	330
	Pfizer Inc.	1.700%	5/28/30	225	229
	Pfizer Inc.	4.000%	12/15/36	300	366
	Pfizer Inc.	4.100%	9/15/38	150	187
	Pfizer Inc.	3.900%	3/15/39	125	153
	Pfizer Inc.	7.200%	3/15/39	425	707
	Pfizer Inc.	2.550%	5/28/40	200	207
	Pfizer Inc.	4.300%	6/15/43	125	161
	Pfizer Inc.	4.400%	5/15/44	200	262
	Pfizer Inc.	4.125%	12/15/46	250	321
	Pfizer Inc.	4.200%	9/15/48	350	457
	Pfizer Inc.	4.000%	3/15/49	175	222
	Pfizer Inc.	2.700%	5/28/50	350	361
	Pharmacia LLC	6.600%	12/1/28	175	241
	Philip Morris International Inc.	2.500%	11/2/22	300	314
	Philip Morris International Inc.	2.625%	3/6/23	100	106
	Philip Morris International Inc.	1.125%	5/1/23	125	127
	Philip Morris International Inc.	2.125%	5/10/23	95	99
	Philip Morris International Inc.	3.600%	11/15/23	500	549
	Philip Morris International Inc.	2.875%	5/1/24	220	236
	Philip Morris International Inc.	3.250%	11/10/24	250	276
	Philip Morris International Inc.	1.500%	5/1/25	125	128
	Philip Morris International Inc.	3.375%	8/11/25	150	167
	Philip Morris International Inc.	2.750%	2/25/26	180	196
	Philip Morris International Inc.	3.125%	3/2/28	100	111
	Philip Morris International Inc.	3.375%	8/15/29	250	284
	Philip Morris International Inc.	2.100%	5/1/30	150	154
	Philip Morris International Inc.	6.375%	5/16/38	200	301
	Philip Morris International Inc.	4.375%	11/15/41	350	425
	Philip Morris International Inc.	4.500%	3/20/42	125	153
	Philip Morris International Inc.	3.875%	8/21/42	25	29
	Philip Morris International Inc.	4.125%	3/4/43	175	205
	Philip Morris International Inc.	4.875%	11/15/43	155	198
	Philip Morris International Inc.	4.250%	11/10/44	200	242
[3]	Procter & Gamble - Esop	9.360%	1/1/21	57	58
	Procter & Gamble Co.	1.850%	2/2/21	100	101
	Procter & Gamble Co.	1.700%	11/3/21	125	127
	Procter & Gamble Co.	2.300%	2/6/22	425	439
	Procter & Gamble Co.	3.100%	8/15/23	150	163
	Procter & Gamble Co.	2.450%	3/25/25	150	163
	Procter & Gamble Co.	2.700%	2/2/26	100	112
	Procter & Gamble Co.	2.450%	11/3/26	100	110
	Procter & Gamble Co.	2.800%	3/25/27	100	111
	Procter & Gamble Co.	3.000%	3/25/30	285	326
	Procter & Gamble Co.	5.500%	2/1/34	75	109
	Procter & Gamble Co.	5.550%	3/5/37	150	230
	Procter & Gamble Co.	3.550%	3/25/40	250	301
	Procter & Gamble Co.	3.500%	10/25/47	225	276
	Procter & Gamble Co.	3.600%	3/25/50	230	288
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	157
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	83
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	85
	Quest Diagnostics Inc.	4.250%	4/1/24	100	111
	Quest Diagnostics Inc.	3.500%	3/30/25	100	110
	Quest Diagnostics Inc.	3.450%	6/1/26	125	140
	Quest Diagnostics Inc.	4.200%	6/30/29	140	162
	Quest Diagnostics Inc.	2.950%	6/30/30	160	169
	Quest Diagnostics Inc.	2.800%	6/30/31	125	131
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	30
	Reynolds American Inc.	4.000%	6/12/22	175	185
	Reynolds American Inc.	4.850%	9/15/23	125	139
	Reynolds American Inc.	4.450%	6/12/25	525	591
	Reynolds American Inc.	5.700%	8/15/35	175	218
	Reynolds American Inc.	7.250%	6/15/37	100	132
	Reynolds American Inc.	6.150%	9/15/43	75	95
	Reynolds American Inc.	5.850%	8/15/45	450	551
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	111
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	26
	Sanofi	4.000%	3/29/21	350	359
	Sanofi	3.375%	6/19/23	225	243
	Sanofi	3.625%	6/19/28	225	263
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	714
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,510
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	638
	Spectrum Health System Obligated Group	3.487%	7/15/49	75	83
	SSM Health Care Corp.	3.688%	6/1/23	150	161
	SSM Health Care Corp.	3.823%	6/1/27	100	109
	Stanford Health Care	3.795%	11/15/48	125	148
	Stryker Corp.	3.375%	5/15/24	213	231
	Stryker Corp.	1.150%	6/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	156
	Stryker Corp.	3.500%	3/15/26	183	206
	Stryker Corp.	3.650%	3/7/28	50	57
	Stryker Corp.	1.950%	6/15/30	200	200
	Stryker Corp.	4.100%	4/1/43	75	90
	Stryker Corp.	4.375%	5/15/44	50	61
	Stryker Corp.	4.625%	3/15/46	175	228
	Stryker Corp.	2.900%	6/15/50	100	100
	Sutter Health	3.695%	8/15/28	75	84
	Sutter Health	4.091%	8/15/48	75	88
	Sysco Corp.	2.500%	7/15/21	75	76
	Sysco Corp.	2.600%	6/12/22	125	129
	Sysco Corp.	3.750%	10/1/25	75	82
	Sysco Corp.	3.300%	7/15/26	250	267
	Sysco Corp.	3.250%	7/15/27	175	185
	Sysco Corp.	2.400%	2/15/30	100	99

365

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sysco Corp.	5.950%	4/1/30	250	314
	Sysco Corp.	6.600%	4/1/40	175	237
	Sysco Corp.	4.850%	10/1/45	50	58
	Sysco Corp.	4.500%	4/1/46	200	217
	Sysco Corp.	4.450%	3/15/48	100	109
	Sysco Corp.	3.300%	2/15/50	105	99
	Sysco Corp.	6.600%	4/1/50	250	347
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	209
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	223
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	499
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	200	200
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	202
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	200	200
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	200
[3]	Texas Health Resources	4.330%	11/15/55	25	33
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	132
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	263
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	449
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	220
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	56
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	243
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	105
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	259
	Toledo Hospital	5.325%	11/15/28	50	53
	Toledo Hospital	6.015%	11/15/48	75	83
	Trinity Health Corp.	4.125%	12/1/45	85	99
	Tyson Foods Inc.	2.250%	8/23/21	50	51
	Tyson Foods Inc.	4.500%	6/15/22	275	292
	Tyson Foods Inc.	3.900%	9/28/23	100	109
	Tyson Foods Inc.	3.950%	8/15/24	925	1,024
	Tyson Foods Inc.	4.000%	3/1/26	100	114
	Tyson Foods Inc.	3.550%	6/2/27	275	304
	Tyson Foods Inc.	4.350%	3/1/29	280	329
	Tyson Foods Inc.	4.875%	8/15/34	100	128
	Tyson Foods Inc.	5.150%	8/15/44	200	256
	Tyson Foods Inc.	4.550%	6/2/47	150	182
	Tyson Foods Inc.	5.100%	9/28/48	275	355
	Unilever Capital Corp.	2.750%	3/22/21	100	102
	Unilever Capital Corp.	1.375%	7/28/21	100	101
	Unilever Capital Corp.	3.000%	3/7/22	100	104
	Unilever Capital Corp.	3.250%	3/7/24	250	272
	Unilever Capital Corp.	2.600%	5/5/24	450	480
	Unilever Capital Corp.	3.375%	3/22/25	100	111
	Unilever Capital Corp.	3.100%	7/30/25	225	249
	Unilever Capital Corp.	2.000%	7/28/26	125	132
	Unilever Capital Corp.	3.500%	3/22/28	200	231
	Unilever Capital Corp.	2.125%	9/6/29	300	316
	Unilever Capital Corp.	5.900%	11/15/32	200	289
[5]	Upjohn Inc.	1.125%	6/22/22	200	201
[5]	Upjohn Inc.	1.650%	6/22/25	175	178
[5]	Upjohn Inc.	2.300%	6/22/27	150	155
[5]	Upjohn Inc.	2.700%	6/22/30	240	247
[5]	Upjohn Inc.	3.850%	6/22/40	300	322
[5]	Upjohn Inc.	4.000%	6/22/50	360	386
	UPMC	3.600%	12/15/36	125	135
	Whirlpool Corp.	4.700%	6/1/22	100	106
	Whirlpool Corp.	4.000%	3/1/24	50	54
	Whirlpool Corp.	3.700%	5/1/25	75	82
	Whirlpool Corp.	4.750%	2/26/29	150	179
	Whirlpool Corp.	4.500%	6/1/46	100	111
	Whirlpool Corp.	4.600%	5/15/50	75	85
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	62
	Wyeth LLC	7.250%	3/1/23	250	294
	Wyeth LLC	6.450%	2/1/24	300	361
	Wyeth LLC	6.500%	2/1/34	150	233
	Wyeth LLC	6.000%	2/15/36	85	123
	Wyeth LLC	5.950%	4/1/37	385	565
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	103
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	182
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	53
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	380
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	62
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	161
	Zoetis Inc.	3.250%	8/20/21	50	51
	Zoetis Inc.	3.250%	2/1/23	350	370
	Zoetis Inc.	4.500%	11/13/25	100	116
	Zoetis Inc.	3.000%	9/12/27	150	165
	Zoetis Inc.	3.900%	8/20/28	100	117
	Zoetis Inc.	2.000%	5/15/30	150	153
	Zoetis Inc.	4.700%	2/1/43	175	231
	Zoetis Inc.	3.950%	9/12/47	150	181
	Zoetis Inc.	4.450%	8/20/48	75	98
	Zoetis Inc.	3.000%	5/15/50	125	130

	Energy (2.3%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	443
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	212
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	261
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	230
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	283
	Baker Hughes Holdings LLC	5.125%	9/15/40	175	211
	Boardwalk Pipelines LP	3.375%	2/1/23	100	101
	Boardwalk Pipelines LP	4.950%	12/15/24	150	160
	Boardwalk Pipelines LP	5.950%	6/1/26	200	223
	Boardwalk Pipelines LP	4.450%	7/15/27	100	105
	BP Capital Markets America Inc.	3.245%	5/6/22	250	262
	BP Capital Markets America Inc.	2.520%	9/19/22	50	52
	BP Capital Markets America Inc.	2.937%	4/6/23	100	106
	BP Capital Markets America Inc.	2.750%	5/10/23	300	316
	BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,158
	BP Capital Markets America Inc.	3.194%	4/6/25	100	109
	BP Capital Markets America Inc.	3.796%	9/21/25	125	140
	BP Capital Markets America Inc.	3.410%	2/11/26	100	110
	BP Capital Markets America Inc.	3.119%	5/4/26	550	599
	BP Capital Markets America Inc.	3.017%	1/16/27	400	433
	BP Capital Markets America Inc.	3.937%	9/21/28	175	200
	BP Capital Markets America Inc.	4.234%	11/6/28	225	262
	BP Capital Markets America Inc.	3.633%	4/6/30	350	395
	BP Capital Markets America Inc.	3.000%	2/24/50	450	443
	BP Capital Markets plc	3.062%	3/17/22	25	26
	BP Capital Markets plc	2.500%	11/6/22	450	468
	BP Capital Markets plc	3.994%	9/26/23	200	219
	BP Capital Markets plc	3.814%	2/10/24	400	440
	BP Capital Markets plc	3.535%	11/4/24	68	75
	BP Capital Markets plc	3.506%	3/17/25	200	221
	BP Capital Markets plc	3.279%	9/19/27	200	218
	BP Capital Markets plc	3.723%	11/28/28	175	199
[3]	BP Capital Markets plc	4.375%	12/31/49	200	201
	Burlington Resources Finance Co.	7.400%	12/1/31	175	250
	Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
	Canadian Natural Resources Ltd.	2.950%	1/15/23	200	206
	Canadian Natural Resources Ltd.	2.050%	7/15/25	100	100
	Canadian Natural Resources Ltd.	3.850%	6/1/27	550	588
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	100
	Canadian Natural Resources Ltd.	7.200%	1/15/32	150	188
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	150
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	116
	Canadian Natural Resources Ltd.	6.500%	2/15/37	50	60
	Canadian Natural Resources Ltd.	6.250%	3/15/38	100	119
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	153
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	228
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	252
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	576
[5]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	306
	Chevron Corp.	2.498%	3/3/22	100	103
	Chevron Corp.	2.355%	12/5/22	1,130	1,175

366

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chevron Corp.	1.141%	5/11/23	300	305
	Chevron Corp.	3.191%	6/24/23	225	241
	Chevron Corp.	2.895%	3/3/24	100	108
	Chevron Corp.	1.554%	5/11/25	700	718
	Chevron Corp.	1.995%	5/11/27	100	104
	Chevron Corp.	2.236%	5/11/30	300	313
	Chevron Corp.	2.978%	5/11/40	100	107
	Chevron Corp.	3.078%	5/11/50	200	212
	Cimarex Energy Co.	4.375%	6/1/24	200	211
	Cimarex Energy Co.	3.900%	5/15/27	350	353
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	342
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	122
	Concho Resources Inc.	3.750%	10/1/27	400	426
	Concho Resources Inc.	4.300%	8/15/28	100	110
	Concho Resources Inc.	4.875%	10/1/47	200	225
	Concho Resources Inc.	4.850%	8/15/48	125	140
	ConocoPhillips	5.900%	10/15/32	450	609
	ConocoPhillips	5.900%	5/15/38	450	612
	ConocoPhillips	6.500%	2/1/39	200	289
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	267
	ConocoPhillips Co.	3.350%	11/15/24	50	55
	ConocoPhillips Co.	4.300%	11/15/44	275	335
	ConocoPhillips Holding Co.	6.950%	4/15/29	350	486
	Devon Energy Corp.	5.850%	12/15/25	100	111
	Devon Energy Corp.	7.950%	4/15/32	163	191
	Devon Energy Corp.	5.600%	7/15/41	375	365
	Devon Energy Corp.	5.000%	6/15/45	150	134
	Devon Financing Co. LLC	7.875%	9/30/31	160	186
	Diamondback Energy Inc.	2.875%	12/1/24	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	500	503
	Diamondback Energy Inc.	3.500%	12/1/29	250	242
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	219
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	100	106
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	228
	Enable Midstream Partners LP	3.900%	5/15/24	150	147
	Enable Midstream Partners LP	4.400%	3/15/27	150	139
	Enable Midstream Partners LP	4.950%	5/15/28	100	93
	Enable Midstream Partners LP	5.000%	5/15/44	100	80
	Enbridge Energy Partners LP	5.875%	10/15/25	150	178
	Enbridge Energy Partners LP	7.500%	4/15/38	150	205
	Enbridge Energy Partners LP	5.500%	9/15/40	75	89
	Enbridge Energy Partners LP	7.375%	10/15/45	125	176
	Enbridge Inc.	2.900%	7/15/22	75	78
	Enbridge Inc.	2.500%	1/15/25	100	104
	Enbridge Inc.	3.700%	7/15/27	150	163
	Enbridge Inc.	3.125%	11/15/29	200	208
	Enbridge Inc.	4.500%	6/10/44	100	114
	Enbridge Inc.	4.000%	11/15/49	100	105
	Energy Transfer Operating LP	3.600%	2/1/23	450	466
	Energy Transfer Operating LP	4.250%	3/15/23	400	422
	Energy Transfer Operating LP	4.200%	9/15/23	80	85
	Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,062
	Energy Transfer Operating LP	2.900%	5/15/25	100	102
	Energy Transfer Operating LP	4.750%	1/15/26	100	109
	Energy Transfer Operating LP	4.200%	4/15/27	100	105
	Energy Transfer Operating LP	5.500%	6/1/27	300	334
	Energy Transfer Operating LP	5.250%	4/15/29	425	462
	Energy Transfer Operating LP	3.750%	5/15/30	350	346
	Energy Transfer Operating LP	6.250%	4/15/49	320	340
	Energy Transfer Operating LP	5.000%	5/15/50	500	472
	Energy Transfer Partners LP	4.950%	6/15/28	350	376
	Energy Transfer Partners LP	6.625%	10/15/36	150	165
	Energy Transfer Partners LP	5.800%	6/15/38	150	153
	Energy Transfer Partners LP	6.050%	6/1/41	100	103
	Energy Transfer Partners LP	6.500%	2/1/42	275	301
	Energy Transfer Partners LP	5.150%	3/15/45	150	142
	Energy Transfer Partners LP	6.125%	12/15/45	200	210
	Energy Transfer Partners LP	5.300%	4/15/47	200	195
	Energy Transfer Partners LP	6.000%	6/15/48	100	104
	Enterprise Products Operating LLC	3.500%	2/1/22	100	104
	Enterprise Products Operating LLC	3.350%	3/15/23	425	450
	Enterprise Products Operating LLC	3.900%	2/15/24	175	191
	Enterprise Products Operating LLC	3.750%	2/15/25	150	166
	Enterprise Products Operating LLC	3.700%	2/15/26	150	168
	Enterprise Products Operating LLC	3.950%	2/15/27	100	114
	Enterprise Products Operating LLC	3.125%	7/31/29	550	588
	Enterprise Products Operating LLC	2.800%	1/31/30	300	313
	Enterprise Products Operating LLC	6.875%	3/1/33	175	228
	Enterprise Products Operating LLC	7.550%	4/15/38	150	222
	Enterprise Products Operating LLC	6.125%	10/15/39	300	385
	Enterprise Products Operating LLC	5.950%	2/1/41	175	224
	Enterprise Products Operating LLC	4.450%	2/15/43	300	331
	Enterprise Products Operating LLC	4.850%	3/15/44	370	430
	Enterprise Products Operating LLC	5.100%	2/15/45	33	39
	Enterprise Products Operating LLC	4.900%	5/15/46	425	497
	Enterprise Products Operating LLC	4.250%	2/15/48	300	329
	Enterprise Products Operating LLC	4.800%	2/1/49	120	141
	Enterprise Products Operating LLC	4.200%	1/31/50	350	387
	Enterprise Products Operating LLC	3.700%	1/31/51	300	314
	Enterprise Products Operating LLC	4.950%	10/15/54	100	111
	Enterprise Products Operating LLC	3.950%	1/31/60	200	205
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	100	94
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	200	180
	EOG Resources Inc.	2.625%	3/15/23	450	471
	EOG Resources Inc.	4.150%	1/15/26	150	173
	EOG Resources Inc.	4.375%	4/15/30	255	303
	EOG Resources Inc.	4.950%	4/15/50	200	258
	Exxon Mobil Corp.	2.397%	3/6/22	400	411
	Exxon Mobil Corp.	1.902%	8/16/22	300	309
	Exxon Mobil Corp.	1.571%	4/15/23	950	973
	Exxon Mobil Corp.	2.019%	8/16/24	100	104
	Exxon Mobil Corp.	2.709%	3/6/25	300	322
	Exxon Mobil Corp.	2.992%	3/19/25	550	597
	Exxon Mobil Corp.	3.043%	3/1/26	300	329
	Exxon Mobil Corp.	2.275%	8/16/26	200	213
	Exxon Mobil Corp.	2.440%	8/16/29	250	264
	Exxon Mobil Corp.	3.482%	3/19/30	375	426
	Exxon Mobil Corp.	2.610%	10/15/30	650	692
	Exxon Mobil Corp.	2.995%	8/16/39	300	309
	Exxon Mobil Corp.	4.227%	3/19/40	400	481
	Exxon Mobil Corp.	3.567%	3/6/45	235	261
	Exxon Mobil Corp.	4.114%	3/1/46	400	481
	Exxon Mobil Corp.	3.095%	8/16/49	300	312
	Exxon Mobil Corp.	4.327%	3/19/50	825	1,026
	Exxon Mobil Corp.	3.452%	4/15/51	600	663
	Halliburton Co.	3.500%	8/1/23	112	117
	Halliburton Co.	3.800%	11/15/25	22	24
	Halliburton Co.	2.920%	3/1/30	300	285
	Halliburton Co.	4.850%	11/15/35	200	208
	Halliburton Co.	6.700%	9/15/38	345	409
	Halliburton Co.	4.500%	11/15/41	100	96
	Halliburton Co.	4.750%	8/1/43	150	148
	Halliburton Co.	5.000%	11/15/45	500	517
	Helmerich & Payne Inc.	4.650%	3/15/25	50	52
	Hess Corp.	3.500%	7/15/24	100	101
	Hess Corp.	4.300%	4/1/27	250	258
	Hess Corp.	7.125%	3/15/33	100	117
	Hess Corp.	6.000%	1/15/40	250	269
	Hess Corp.	5.600%	2/15/41	300	315
	HollyFrontier Corp.	5.875%	4/1/26	200	219
	Husky Energy Inc.	4.000%	4/15/24	150	153
	Husky Energy Inc.	4.400%	4/15/29	250	250
	Husky Energy Inc.	6.800%	9/15/37	50	53
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	156
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	266
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	684
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	364
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	59
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	315
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	66

367

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	264
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	323
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	59
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	28
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	510
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	83
	Kinder Morgan Inc.	3.150%	1/15/23	200	209
	Kinder Morgan Inc.	4.300%	6/1/25	300	336
	Kinder Morgan Inc.	4.300%	3/1/28	500	566
	Kinder Morgan Inc.	7.800%	8/1/31	290	392
	Kinder Morgan Inc.	7.750%	1/15/32	265	371
	Kinder Morgan Inc.	5.300%	12/1/34	175	201
	Kinder Morgan Inc.	5.550%	6/1/45	200	243
	Kinder Morgan Inc.	5.050%	2/15/46	350	398
	Magellan Midstream Partners LP	3.250%	6/1/30	200	211
	Magellan Midstream Partners LP	5.150%	10/15/43	125	138
	Magellan Midstream Partners LP	4.250%	9/15/46	200	205
	Magellan Midstream Partners LP	4.200%	10/3/47	150	154
	Magellan Midstream Partners LP	4.850%	2/1/49	100	111
	Magellan Midstream Partners LP	3.950%	3/1/50	50	50
	Marathon Oil Corp.	2.800%	11/1/22	175	175
	Marathon Oil Corp.	3.850%	6/1/25	100	101
	Marathon Oil Corp.	4.400%	7/15/27	200	196
	Marathon Oil Corp.	6.800%	3/15/32	400	424
	Marathon Oil Corp.	5.200%	6/1/45	100	92
	Marathon Petroleum Corp.	5.375%	10/1/22	200	201
	Marathon Petroleum Corp.	4.500%	5/1/23	300	323
	Marathon Petroleum Corp.	4.750%	12/15/23	500	546
	Marathon Petroleum Corp.	4.700%	5/1/25	300	336
	Marathon Petroleum Corp.	5.125%	12/15/26	200	231
	Marathon Petroleum Corp.	3.800%	4/1/28	25	27
	Marathon Petroleum Corp.	4.750%	9/15/44	275	286
	Marathon Petroleum Corp.	5.850%	12/15/45	200	216
	Marathon Petroleum Corp.	4.500%	4/1/48	100	103
	MPLX LP	3.500%	12/1/22	25	26
	MPLX LP	3.375%	3/15/23	100	104
	MPLX LP	4.500%	7/15/23	200	215
	MPLX LP	4.875%	12/1/24	513	570
	MPLX LP	4.875%	6/1/25	283	316
	MPLX LP	4.125%	3/1/27	300	320
	MPLX LP	4.250%	12/1/27	400	436
	MPLX LP	4.000%	3/15/28	400	423
	MPLX LP	4.500%	4/15/38	300	300
	MPLX LP	5.200%	3/1/47	250	269
	MPLX LP	5.200%	12/1/47	100	104
	MPLX LP	4.700%	4/15/48	275	276
	MPLX LP	5.500%	2/15/49	300	339
	MPLX LP	4.900%	4/15/58	150	149
	National Fuel Gas Co.	3.750%	3/1/23	275	280
	National Fuel Gas Co.	5.500%	1/15/26	50	53
	National Fuel Gas Co.	4.750%	9/1/28	50	50
	National Oilwell Varco Inc.	2.600%	12/1/22	35	35
	National Oilwell Varco Inc.	3.600%	12/1/29	200	194
	National Oilwell Varco Inc.	3.950%	12/1/42	125	105
	Newfield Exploration Co.	5.750%	1/30/22	200	199
	Newfield Exploration Co.	5.625%	7/1/24	100	95
	Newfield Exploration Co.	5.375%	1/1/26	125	117
	Noble Energy Inc.	3.850%	1/15/28	100	96
	Noble Energy Inc.	3.250%	10/15/29	200	182
	Noble Energy Inc.	6.000%	3/1/41	100	96
	Noble Energy Inc.	5.250%	11/15/43	175	162
	Noble Energy Inc.	5.050%	11/15/44	250	227
	Noble Energy Inc.	4.950%	8/15/47	100	90
	Noble Energy Inc.	4.200%	10/15/49	155	128
	ONEOK Inc.	7.500%	9/1/23	100	115
	ONEOK Inc.	2.750%	9/1/24	100	101
	ONEOK Inc.	4.000%	7/13/27	50	50
	ONEOK Inc.	4.550%	7/15/28	100	105
	ONEOK Inc.	4.350%	3/15/29	100	105
	ONEOK Inc.	3.400%	9/1/29	245	238
	ONEOK Inc.	3.100%	3/15/30	200	192
	ONEOK Inc.	4.950%	7/13/47	200	193
	ONEOK Inc.	4.450%	9/1/49	150	139
	ONEOK Inc.	4.500%	3/15/50	300	279
	ONEOK Partners LP	3.375%	10/1/22	400	413
	ONEOK Partners LP	6.650%	10/1/36	300	346
	ONEOK Partners LP	6.850%	10/15/37	300	342
	ONEOK Partners LP	6.125%	2/1/41	150	164
	Ovintiv Inc.	6.500%	8/15/34	300	267
	Ovintiv Inc.	6.625%	8/15/37	200	170
	Ovintiv Inc.	6.500%	2/1/38	100	85
	Petro-Canada	6.800%	5/15/38	225	290
	Phillips 66	4.300%	4/1/22	275	292
	Phillips 66	3.700%	4/6/23	100	107
	Phillips 66	3.850%	4/9/25	300	333
	Phillips 66	3.900%	3/15/28	300	336
	Phillips 66	2.150%	12/15/30	100	97
	Phillips 66	4.650%	11/15/34	300	357
	Phillips 66	5.875%	5/1/42	200	269
	Phillips 66	4.875%	11/15/44	300	371
	Phillips 66 Partners LP	2.450%	12/15/24	50	51
	Phillips 66 Partners LP	3.605%	2/15/25	250	267
	Phillips 66 Partners LP	3.750%	3/1/28	50	53
	Phillips 66 Partners LP	3.150%	12/15/29	100	103
	Phillips 66 Partners LP	4.680%	2/15/45	245	259
	Pioneer Natural Resources Co.	4.450%	1/15/26	225	261
	Plains All American Pipeline LP	3.800%	9/15/30	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	293
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	790	805
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	106
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	175	169
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	107
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	195
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	182
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	175	184
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	212
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	107
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	346
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	382
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	450
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	456
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	529
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	279
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	107
[5]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	331
	Schlumberger Investment SA	3.650%	12/1/23	325	349
	Schlumberger Investment SA	2.650%	6/26/30	200	201
	Shell International Finance BV	1.750%	9/12/21	200	203
	Shell International Finance BV	2.250%	1/6/23	100	104
	Shell International Finance BV	3.400%	8/12/23	75	81
	Shell International Finance BV	2.000%	11/7/24	200	209
	Shell International Finance BV	2.375%	4/6/25	400	424
	Shell International Finance BV	3.250%	5/11/25	200	221
	Shell International Finance BV	2.875%	5/10/26	500	548
	Shell International Finance BV	2.500%	9/12/26	900	968
	Shell International Finance BV	3.875%	11/13/28	100	116
	Shell International Finance BV	2.375%	11/7/29	750	786
	Shell International Finance BV	2.750%	4/6/30	250	271
	Shell International Finance BV	4.125%	5/11/35	300	365
	Shell International Finance BV	6.375%	12/15/38	475	706

368

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shell International Finance BV	5.500%	3/25/40	175	247
	Shell International Finance BV	4.550%	8/12/43	300	374
	Shell International Finance BV	4.375%	5/11/45	400	495
	Shell International Finance BV	4.000%	5/10/46	700	816
	Shell International Finance BV	3.125%	11/7/49	450	469
	Shell International Finance BV	3.250%	4/6/50	225	241
	Spectra Energy Partners LP	4.750%	3/15/24	600	669
	Spectra Energy Partners LP	3.500%	3/15/25	138	151
	Spectra Energy Partners LP	3.375%	10/15/26	205	221
	Spectra Energy Partners LP	5.950%	9/25/43	40	50
	Spectra Energy Partners LP	4.500%	3/15/45	325	361
	Suncor Energy Inc.	2.800%	5/15/23	300	312
	Suncor Energy Inc.	3.600%	12/1/24	100	108
	Suncor Energy Inc.	3.100%	5/15/25	100	107
	Suncor Energy Inc.	5.950%	12/1/34	125	150
	Suncor Energy Inc.	6.500%	6/15/38	525	668
	Suncor Energy Inc.	4.000%	11/15/47	200	207
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	52
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	240
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	153
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	157
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	317
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	49
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	268
	TC PipeLines LP	3.900%	5/25/27	50	53
	TechnipFMC plc	3.450%	10/1/22	75	75
	Total Capital Canada Ltd.	2.750%	7/15/23	125	132
	Total Capital International SA	2.218%	7/12/21	250	254
	Total Capital International SA	2.875%	2/17/22	300	311
	Total Capital International SA	2.700%	1/25/23	50	53
	Total Capital International SA	3.700%	1/15/24	525	576
	Total Capital International SA	2.434%	1/10/25	175	185
	Total Capital International SA	3.455%	2/19/29	325	367
	Total Capital International SA	2.829%	1/10/30	300	325
	Total Capital International SA	3.461%	7/12/49	200	216
	Total Capital International SA	3.127%	5/29/50	500	511
	Total Capital SA	3.883%	10/11/28	100	116
	TransCanada PipeLines Ltd.	2.500%	8/1/22	500	509
	TransCanada PipeLines Ltd.	4.875%	1/15/26	100	118
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	286
	TransCanada PipeLines Ltd.	4.100%	4/15/30	450	511
	TransCanada PipeLines Ltd.	4.625%	3/1/34	536	622
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	171
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	392
	TransCanada PipeLines Ltd.	6.200%	10/15/37	425	566
	TransCanada PipeLines Ltd.	4.750%	5/15/38	350	411
	TransCanada PipeLines Ltd.	5.000%	10/16/43	150	179
	TransCanada PipeLines Ltd.	4.875%	5/15/48	510	632
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	110
[5]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	213
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	113
[5]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	215
	Valero Energy Corp.	2.700%	4/15/23	100	104
	Valero Energy Corp.	3.650%	3/15/25	251	273
	Valero Energy Corp.	2.850%	4/15/25	100	105
	Valero Energy Corp.	4.350%	6/1/28	350	395
	Valero Energy Corp.	7.500%	4/15/32	650	901
	Valero Energy Corp.	4.900%	3/15/45	150	174
	Valero Energy Partners LP	4.375%	12/15/26	100	113
	Valero Energy Partners LP	4.500%	3/15/28	75	86
	Williams Cos. Inc.	4.000%	11/15/21	100	101
	Williams Cos. Inc.	3.600%	3/15/22	475	493
	Williams Cos. Inc.	3.350%	8/15/22	125	130
	Williams Cos. Inc.	3.700%	1/15/23	200	211
	Williams Cos. Inc.	4.550%	6/24/24	400	442
	Williams Cos. Inc.	3.900%	1/15/25	381	416
	Williams Cos. Inc.	3.750%	6/15/27	300	320
	Williams Cos. Inc.	3.500%	11/15/30	400	424
	Williams Cos. Inc.	6.300%	4/15/40	100	120
	Williams Cos. Inc.	5.800%	11/15/43	100	114
	Williams Cos. Inc.	5.400%	3/4/44	400	436
	Williams Cos. Inc.	5.750%	6/24/44	100	115
	Williams Cos. Inc.	5.100%	9/15/45	350	382
	Williams Cos. Inc.	4.850%	3/1/48	150	166

	Other Industrial (0.1%)
[3]	American University	3.672%	4/1/49	75	82
[3]	Boston University	4.061%	10/1/48	50	64
	California Institute of Technology	4.321%	8/1/45	70	89
	California Institute of Technology	4.700%	11/1/11	50	71
	California Institute of Technology	3.650%	9/1/19	100	110
	CBRE Services Inc.	5.250%	3/15/25	115	129
	CBRE Services Inc.	4.875%	3/1/26	125	142
	Cintas Corp. No. 2	2.900%	4/1/22	100	104
	Cintas Corp. No. 2	3.250%	6/1/22	75	79
	Cintas Corp. No. 2	3.700%	4/1/27	175	198
[3]	Duke University	2.832%	10/1/55	300	316
	Emory University	2.143%	9/1/30	150	155
	Emory University	2.969%	9/1/50	50	54
	Fluor Corp.	3.500%	12/15/24	125	106
	Georgetown University	4.315%	4/1/49	68	86
	Georgetown University	2.943%	4/1/50	75	75
	Georgetown University	5.215%	10/1/18	59	81
[3]	Johns Hopkins University	4.083%	7/1/53	75	93
	Leland Stanford Junior University	3.647%	5/1/48	500	623
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	154
	Massachusetts Institute of Technology	2.989%	7/1/50	85	96
	Massachusetts Institute of Technology	5.600%	7/1/11	130	229
	Massachusetts Institute of Technology	4.678%	7/1/14	275	414
	Massachusetts Institute of Technology	3.885%	7/1/16	100	124
[3]	Northwestern University	4.643%	12/1/44	75	100
[3]	Northwestern University	3.662%	12/1/57	75	93
	President & Fellows of Harvard College	4.875%	10/15/40	225	315
	President & Fellows of Harvard College	3.150%	7/15/46	100	116
	Steelcase Inc.	5.125%	1/18/29	125	133
[3]	Trustees of Boston College	3.129%	7/1/52	100	114
[3]	University of Chicago	4.003%	10/1/53	100	128
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	118
	University of Notre Dame du Lac	3.394%	2/15/48	125	146
	University of Pennsylvania	4.674%	9/1/12	50	72
[3]	University of Southern California	3.028%	10/1/39	100	110
[3]	University of Southern California	3.841%	10/1/47	200	251
	University of Southern California	5.250%	10/1/11	100	165
[3]	William Marsh Rice University	3.574%	5/15/45	150	175
	Yale University	0.873%	4/15/25	100	100
	Yale University	1.482%	4/15/30	100	101
	Yale University	2.402%	4/15/50	100	103

	Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	100	104
	Adobe Inc.	1.900%	2/1/25	20	21
	Adobe Inc.	3.250%	2/1/25	175	195
	Adobe Inc.	2.150%	2/1/27	180	193
	Adobe Inc.	2.300%	2/1/30	260	280
	Altera Corp.	4.100%	11/15/23	75	84
	Amdocs Ltd.	2.538%	6/15/30	200	198
	Analog Devices Inc.	2.875%	6/1/23	450	473
	Analog Devices Inc.	3.125%	12/5/23	75	81
	Analog Devices Inc.	2.950%	4/1/25	85	92
	Analog Devices Inc.	3.500%	12/5/26	200	224
	Apple Inc.	1.550%	8/4/21	375	380

369

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Apple Inc.	2.150%	2/9/22	225	231
	Apple Inc.	2.500%	2/9/22	1,000	1,033
	Apple Inc.	2.300%	5/11/22	200	207
	Apple Inc.	2.700%	5/13/22	250	261
	Apple Inc.	2.100%	9/12/22	200	207
	Apple Inc.	2.400%	1/13/23	282	296
	Apple Inc.	2.850%	2/23/23	342	363
	Apple Inc.	2.400%	5/3/23	865	914
	Apple Inc.	0.750%	5/11/23	400	404
	Apple Inc.	3.000%	2/9/24	325	352
	Apple Inc.	3.450%	5/6/24	75	83
	Apple Inc.	2.850%	5/11/24	1,243	1,338
	Apple Inc.	1.800%	9/11/24	150	157
	Apple Inc.	2.750%	1/13/25	575	625
	Apple Inc.	1.125%	5/11/25	600	612
	Apple Inc.	3.250%	2/23/26	705	791
	Apple Inc.	2.450%	8/4/26	1,450	1,572
	Apple Inc.	3.200%	5/11/27	775	878
	Apple Inc.	2.900%	9/12/27	655	732
	Apple Inc.	2.200%	9/11/29	350	374
	Apple Inc.	1.650%	5/11/30	665	682
	Apple Inc.	4.500%	2/23/36	225	297
	Apple Inc.	3.850%	5/4/43	450	556
	Apple Inc.	4.450%	5/6/44	200	267
	Apple Inc.	3.450%	2/9/45	225	261
	Apple Inc.	4.375%	5/13/45	225	297
	Apple Inc.	4.650%	2/23/46	910	1,242
	Apple Inc.	3.850%	8/4/46	375	467
	Apple Inc.	4.250%	2/9/47	200	260
	Apple Inc.	3.750%	9/12/47	525	629
	Apple Inc.	2.950%	9/11/49	675	735
	Apple Inc.	2.650%	5/11/50	515	532
	Applied Materials Inc.	3.900%	10/1/25	145	166
	Applied Materials Inc.	3.300%	4/1/27	225	257
	Applied Materials Inc.	1.750%	6/1/30	200	204
	Applied Materials Inc.	5.100%	10/1/35	100	138
	Applied Materials Inc.	5.850%	6/15/41	125	183
	Applied Materials Inc.	4.350%	4/1/47	175	226
	Applied Materials Inc.	2.750%	6/1/50	200	204
	Arrow Electronics Inc.	3.500%	4/1/22	75	77
	Arrow Electronics Inc.	4.500%	3/1/23	50	53
	Arrow Electronics Inc.	3.250%	9/8/24	171	181
	Arrow Electronics Inc.	4.000%	4/1/25	50	54
	Arrow Electronics Inc.	3.875%	1/12/28	100	105
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	112
	Autodesk Inc.	3.500%	6/15/27	75	85
	Autodesk Inc.	2.850%	1/15/30	75	83
	Avnet Inc.	4.875%	12/1/22	170	181
	Avnet Inc.	4.625%	4/15/26	100	113
	Baidu Inc.	3.500%	11/28/22	275	287
	Baidu Inc.	3.875%	9/29/23	200	213
	Baidu Inc.	4.375%	5/14/24	200	218
	Baidu Inc.	3.075%	4/7/25	200	210
	Baidu Inc.	3.625%	7/6/27	200	215
	Baidu Inc.	4.375%	3/29/28	100	113
	Baidu Inc.	3.425%	4/7/30	200	215
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	250	259
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	450	484
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	480	510
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	925	1,000
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	211
[5]	Broadcom Inc.	3.125%	10/15/22	250	261
[5]	Broadcom Inc.	2.250%	11/15/23	200	206
[5]	Broadcom Inc.	3.625%	10/15/24	486	528
[5]	Broadcom Inc.	4.700%	4/15/25	500	563
[5]	Broadcom Inc.	3.150%	11/15/25	450	478
[5]	Broadcom Inc.	4.250%	4/15/26	500	557
[5]	Broadcom Inc.	3.459%	9/15/26	661	709
[5]	Broadcom Inc.	4.110%	9/15/28	428	468
[5]	Broadcom Inc.	4.750%	4/15/29	545	618
[5]	Broadcom Inc.	5.000%	4/15/30	500	575
[5]	Broadcom Inc.	4.150%	11/15/30	600	652
[5]	Broadcom Inc.	4.300%	11/15/32	400	442
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	110
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	80
	Cadence Design Systems Inc.	4.375%	10/15/24	100	111
	Cisco Systems Inc.	3.000%	6/15/22	125	132
	Cisco Systems Inc.	2.200%	9/20/23	150	158
	Cisco Systems Inc.	3.625%	3/4/24	875	977
	Cisco Systems Inc.	2.950%	2/28/26	100	113
	Cisco Systems Inc.	2.500%	9/20/26	225	249
	Cisco Systems Inc.	5.500%	1/15/40	800	1,171
	Citrix Systems Inc.	4.500%	12/1/27	50	57
	Citrix Systems Inc.	3.300%	3/1/30	75	80
	Corning Inc.	2.900%	5/15/22	175	181
	Corning Inc.	4.700%	3/15/37	275	324
	Corning Inc.	5.750%	8/15/40	195	254
	Corning Inc.	4.375%	11/15/57	350	400
[5]	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	766
[5]	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	107
[5]	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	230
[5]	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,228
[5]	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	275
[5]	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	115
[5]	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	357
[5]	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	175
[5]	Dell International LLC / EMC Corp.	8.100%	7/15/36	320	414
[5]	Dell International LLC / EMC Corp.	8.350%	7/15/46	425	561
	DXC Technology Co.	4.000%	4/15/23	50	52
	DXC Technology Co.	4.250%	4/15/24	250	270
	DXC Technology Co.	4.125%	4/15/25	100	107
	Equifax Inc.	3.600%	8/15/21	25	26
	Equifax Inc.	3.950%	6/15/23	50	54
	Equifax Inc.	2.600%	12/1/24	75	79
	Equifax Inc.	2.600%	12/15/25	100	106
	Equifax Inc.	3.100%	5/15/30	120	128
	Equinix Inc.	2.625%	11/18/24	200	213
	Equinix Inc.	1.250%	7/15/25	100	100
	Equinix Inc.	5.875%	1/15/26	500	527
	Equinix Inc.	2.900%	11/18/26	100	108
	Equinix Inc.	1.800%	7/15/27	100	100
	Equinix Inc.	3.200%	11/18/29	250	271
	Equinix Inc.	2.150%	7/15/30	250	247
	Equinix Inc.	3.000%	7/15/50	100	97
	Fidelity National Information Services Inc.	3.500%	4/15/23	143	153
	Fidelity National Information Services Inc.	3.875%	6/5/24	150	166
	Fidelity National Information Services Inc.	3.000%	8/15/26	414	459
	Fidelity National Information Services Inc.	3.750%	5/21/29	200	234
	Fiserv Inc.	3.800%	10/1/23	200	218
	Fiserv Inc.	2.750%	7/1/24	400	427
	Fiserv Inc.	3.850%	6/1/25	579	654
	Fiserv Inc.	3.200%	7/1/26	200	221
	Fiserv Inc.	2.250%	6/1/27	300	314
	Fiserv Inc.	4.200%	10/1/28	200	235
	Fiserv Inc.	3.500%	7/1/29	944	1,061
	Fiserv Inc.	2.650%	6/1/30	200	211
	Fiserv Inc.	4.400%	7/1/49	415	502
	Flex Ltd.	4.750%	6/15/25	26	29
	Flex Ltd.	4.875%	6/15/29	50	55
	Global Payments Inc.	3.800%	4/1/21	130	132
	Global Payments Inc.	3.750%	6/1/23	250	268
	Global Payments Inc.	4.000%	6/1/23	100	108

370

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Global Payments Inc.	2.650%	2/15/25	337	358
	Global Payments Inc.	4.800%	4/1/26	150	175
	Global Payments Inc.	3.200%	8/15/29	310	332
	Global Payments Inc.	2.900%	5/15/30	200	209
	Global Payments Inc.	4.150%	8/15/49	260	299
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	579
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	103
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	375
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	205
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	328
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	224
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	577
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	187
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	337
	HP Inc.	4.050%	9/15/22	100	107
	HP Inc.	2.200%	6/17/25	300	309
	HP Inc.	3.000%	6/17/27	350	367
	HP Inc.	3.400%	6/17/30	500	513
	HP Inc.	6.000%	9/15/41	100	118
	IBM Credit LLC	3.600%	11/30/21	100	104
	IBM Credit LLC	2.200%	9/8/22	100	104
	IBM Credit LLC	3.000%	2/6/23	150	159
	Intel Corp.	3.300%	10/1/21	100	104
	Intel Corp.	3.100%	7/29/22	175	185
	Intel Corp.	2.700%	12/15/22	404	427
	Intel Corp.	2.875%	5/11/24	1,050	1,136
	Intel Corp.	3.400%	3/25/25	300	336
	Intel Corp.	3.700%	7/29/25	450	512
	Intel Corp.	2.600%	5/19/26	210	229
	Intel Corp.	2.450%	11/15/29	375	405
	Intel Corp.	3.900%	3/25/30	345	418
	Intel Corp.	4.000%	12/15/32	150	186
	Intel Corp.	4.800%	10/1/41	162	219
	Intel Corp.	4.100%	5/19/46	250	315
	Intel Corp.	4.100%	5/11/47	200	251
	Intel Corp.	3.734%	12/8/47	674	811
	Intel Corp.	3.250%	11/15/49	300	336
	Intel Corp.	4.750%	3/25/50	400	563
	Intel Corp.	3.100%	2/15/60	200	220
	Intel Corp.	4.950%	3/25/60	155	227
	International Business Machines Corp.	2.850%	5/13/22	500	523
	International Business Machines Corp.	1.875%	8/1/22	675	694
	International Business Machines Corp.	2.875%	11/9/22	240	253
	International Business Machines Corp.	3.375%	8/1/23	450	487
	International Business Machines Corp.	3.625%	2/12/24	450	495
	International Business Machines Corp.	3.000%	5/15/24	600	649
	International Business Machines Corp.	7.000%	10/30/25	300	396
	International Business Machines Corp.	3.450%	2/19/26	285	321
	International Business Machines Corp.	3.300%	5/15/26	700	787
	International Business Machines Corp.	1.700%	5/15/27	265	271
	International Business Machines Corp.	6.220%	8/1/27	75	99
	International Business Machines Corp.	6.500%	1/15/28	75	100
	International Business Machines Corp.	3.500%	5/15/29	750	864
	International Business Machines Corp.	1.950%	5/15/30	265	270
	International Business Machines Corp.	4.150%	5/15/39	400	484
	International Business Machines Corp.	5.600%	11/30/39	148	210
	International Business Machines Corp.	2.850%	5/15/40	265	274
	International Business Machines Corp.	4.000%	6/20/42	358	430
	International Business Machines Corp.	4.250%	5/15/49	700	873
	International Business Machines Corp.	2.950%	5/15/50	265	272
	Intuit Inc.	0.650%	7/15/23	100	100
	Intuit Inc.	0.950%	7/15/25	100	100
	Intuit Inc.	1.350%	7/15/27	100	100
	Intuit Inc.	1.650%	7/15/30	100	100
	Jabil Inc.	3.950%	1/12/28	75	81
	Jabil Inc.	3.600%	1/15/30	100	105
	Juniper Networks Inc.	4.350%	6/15/25	50	56
	Juniper Networks Inc.	3.750%	8/15/29	500	557
	Juniper Networks Inc.	5.950%	3/15/41	25	31
	Keysight Technologies Inc.	4.550%	10/30/24	195	217
	Keysight Technologies Inc.	4.600%	4/6/27	125	147
	Keysight Technologies Inc.	3.000%	10/30/29	100	108
	KLA Corp.	4.650%	11/1/24	250	287
	KLA Corp.	4.100%	3/15/29	150	177
	KLA Corp.	5.000%	3/15/49	75	99
	KLA Corp.	3.300%	3/1/50	50	52
	Lam Research Corp.	3.800%	3/15/25	145	163
	Lam Research Corp.	3.750%	3/15/26	150	172
	Lam Research Corp.	4.000%	3/15/29	200	237
	Lam Research Corp.	1.900%	6/15/30	250	255
	Lam Research Corp.	4.875%	3/15/49	125	172
	Lam Research Corp.	2.875%	6/15/50	150	154
	Lam Research Corp.	3.125%	6/15/60	100	105
[5]	Leidos Inc.	2.950%	5/15/23	95	99
[5]	Leidos Inc.	3.625%	5/15/25	100	109
[5]	Leidos Inc.	4.375%	5/15/30	150	169
	Marvell Technology Group Ltd.	4.200%	6/22/23	100	107
	Marvell Technology Group Ltd.	4.875%	6/22/28	100	120
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	79
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	109
	Microchip Technology Inc.	4.333%	6/1/23	100	108
	Micron Technology Inc.	4.640%	2/6/24	50	55
	Micron Technology Inc.	4.975%	2/6/26	100	115
	Micron Technology Inc.	4.185%	2/15/27	200	224
	Micron Technology Inc.	5.327%	2/6/29	150	179
	Micron Technology Inc.	4.663%	2/15/30	100	116
	Microsoft Corp.	2.000%	11/3/20	1,200	1,205
	Microsoft Corp.	2.400%	2/6/22	620	640
	Microsoft Corp.	2.375%	2/12/22	450	465
	Microsoft Corp.	2.650%	11/3/22	200	210
	Microsoft Corp.	2.375%	5/1/23	75	79
	Microsoft Corp.	2.000%	8/8/23	300	314
	Microsoft Corp.	2.875%	2/6/24	500	540
	Microsoft Corp.	3.125%	11/3/25	575	643
	Microsoft Corp.	2.400%	8/8/26	805	878
	Microsoft Corp.	3.300%	2/6/27	675	771
	Microsoft Corp.	3.500%	2/12/35	325	395
	Microsoft Corp.	4.200%	11/3/35	375	487
	Microsoft Corp.	3.450%	8/8/36	425	512
	Microsoft Corp.	4.100%	2/6/37	500	644
	Microsoft Corp.	3.500%	11/15/42	330	394
	Microsoft Corp.	4.450%	11/3/45	432	595
	Microsoft Corp.	3.700%	8/8/46	1,175	1,469
	Microsoft Corp.	4.250%	2/6/47	300	407
	Microsoft Corp.	2.525%	6/1/50	1,478	1,527
	Microsoft Corp.	4.000%	2/12/55	525	672
	Microsoft Corp.	3.950%	8/8/56	308	396
	Microsoft Corp.	2.675%	6/1/60	594	620
	Motorola Solutions Inc.	3.750%	5/15/22	113	119
	Motorola Solutions Inc.	3.500%	3/1/23	125	132
	Motorola Solutions Inc.	4.000%	9/1/24	240	264
	Motorola Solutions Inc.	4.600%	2/23/28	125	142
	Motorola Solutions Inc.	5.500%	9/1/44	75	85
	NetApp Inc.	3.375%	6/15/21	150	153
	NetApp Inc.	3.300%	9/29/24	75	80
	NetApp Inc.	1.875%	6/22/25	150	152
	NetApp Inc.	2.375%	6/22/27	100	101
	NetApp Inc.	2.700%	6/22/30	200	200
	NVIDIA Corp.	2.200%	9/16/21	200	204
	NVIDIA Corp.	3.200%	9/16/26	200	226
	NVIDIA Corp.	2.850%	4/1/30	300	333
	NVIDIA Corp.	3.500%	4/1/40	200	233
	NVIDIA Corp.	3.500%	4/1/50	405	462
	NVIDIA Corp.	3.700%	4/1/60	113	132
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	224
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	118
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	213
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	509
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	215
	Oracle Corp.	1.900%	9/15/21	1,275	1,297

371

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oracle Corp.	2.500%	5/15/22	250	258
	Oracle Corp.	2.400%	9/15/23	750	789
	Oracle Corp.	3.400%	7/8/24	450	492
	Oracle Corp.	2.950%	11/15/24	425	461
	Oracle Corp.	2.500%	4/1/25	919	985
	Oracle Corp.	2.650%	7/15/26	2,361	2,546
	Oracle Corp.	2.800%	4/1/27	500	545
	Oracle Corp.	2.950%	4/1/30	650	724
	Oracle Corp.	3.250%	5/15/30	100	113
	Oracle Corp.	4.300%	7/8/34	325	405
	Oracle Corp.	3.900%	5/15/35	150	181
	Oracle Corp.	3.850%	7/15/36	250	292
	Oracle Corp.	3.800%	11/15/37	325	380
	Oracle Corp.	6.125%	7/8/39	150	222
	Oracle Corp.	3.600%	4/1/40	605	683
	Oracle Corp.	5.375%	7/15/40	700	969
	Oracle Corp.	4.500%	7/8/44	250	312
	Oracle Corp.	4.125%	5/15/45	425	507
	Oracle Corp.	4.000%	7/15/46	575	674
	Oracle Corp.	4.000%	11/15/47	225	266
	Oracle Corp.	3.600%	4/1/50	1,120	1,251
	Oracle Corp.	4.375%	5/15/55	150	190
	Oracle Corp.	3.850%	4/1/60	700	819
	PayPal Holdings Inc.	2.200%	9/26/22	200	207
	PayPal Holdings Inc.	1.350%	6/1/23	200	204
	PayPal Holdings Inc.	2.400%	10/1/24	100	106
	PayPal Holdings Inc.	1.650%	6/1/25	200	207
	PayPal Holdings Inc.	2.650%	10/1/26	300	324
	PayPal Holdings Inc.	2.850%	10/1/29	400	434
	PayPal Holdings Inc.	2.300%	6/1/30	200	207
	PayPal Holdings Inc.	3.250%	6/1/50	310	337
	QUALCOMM Inc.	3.000%	5/20/22	250	261
	QUALCOMM Inc.	2.600%	1/30/23	300	315
	QUALCOMM Inc.	2.900%	5/20/24	345	372
	QUALCOMM Inc.	3.450%	5/20/25	400	446
	QUALCOMM Inc.	3.250%	5/20/27	400	453
	QUALCOMM Inc.	2.150%	5/20/30	150	156
	QUALCOMM Inc.	4.650%	5/20/35	200	266
	QUALCOMM Inc.	4.800%	5/20/45	275	357
	QUALCOMM Inc.	4.300%	5/20/47	350	435
	QUALCOMM Inc.	3.250%	5/20/50	200	217
	salesforce.com Inc.	3.250%	4/11/23	200	215
	salesforce.com Inc.	3.700%	4/11/28	325	377
	Seagate HDD Cayman	4.875%	3/1/24	75	81
[5]	Seagate HDD Cayman	4.125%	1/15/31	100	105
	Seagate HDD Cayman	5.750%	12/1/34	100	110
	Texas Instruments Inc.	1.850%	5/15/22	100	103
	Texas Instruments Inc.	2.625%	5/15/24	25	27
	Texas Instruments Inc.	1.375%	3/12/25	200	205
	Texas Instruments Inc.	2.900%	11/3/27	94	105
	Texas Instruments Inc.	2.250%	9/4/29	100	106
	Texas Instruments Inc.	1.750%	5/4/30	210	213
	Texas Instruments Inc.	3.875%	3/15/39	142	175
	Texas Instruments Inc.	4.150%	5/15/48	274	353
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	101
	Trimble Inc.	4.900%	6/15/28	50	57
	Tyco Electronics Group SA	3.500%	2/3/22	100	104
	Tyco Electronics Group SA	3.450%	8/1/24	125	135
	Tyco Electronics Group SA	3.125%	8/15/27	200	218
	Tyco Electronics Group SA	7.125%	10/1/37	125	190
	Verisk Analytics Inc.	4.125%	9/12/22	275	293
	Verisk Analytics Inc.	4.000%	6/15/25	150	170
	Verisk Analytics Inc.	4.125%	3/15/29	400	469
	Verisk Analytics Inc.	5.500%	6/15/45	50	69
	Verisk Analytics Inc.	3.625%	5/15/50	100	112
	VMware Inc.	2.950%	8/21/22	300	311
	VMware Inc.	4.500%	5/15/25	200	218
	VMware Inc.	4.650%	5/15/27	100	111
	VMware Inc.	3.900%	8/21/27	650	687
	VMware Inc.	4.700%	5/15/30	900	999
	Xilinx Inc.	2.950%	6/1/24	150	161
	Xilinx Inc.	2.375%	6/1/30	200	206

	Transportation (0.7%)
[3]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	17	13
[3]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	88	74
[3]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	132	110
[3]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	45	42
[3]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	62	52
[3]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	125	120
[3]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	229	213
[3]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	42	34
[3]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	127	115
[3]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	43	40
[3]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	89	83
[3]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	49	45
[3]	BNSF Funding Trust I	6.613%	12/15/55	65	70
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	156
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	157
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	185
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	82
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	221
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	165
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	110
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	85
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	255
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	181
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	165
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	344
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	314
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	251
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	225
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	172
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	135
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	193
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	155
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	99
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	182
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	155
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	280
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	251
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	465
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	215
	Canadian National Railway Co.	2.850%	12/15/21	75	77
	Canadian National Railway Co.	2.950%	11/21/24	233	247
	Canadian National Railway Co.	6.250%	8/1/34	75	112
	Canadian National Railway Co.	6.200%	6/1/36	75	112
	Canadian National Railway Co.	6.375%	11/15/37	100	147
	Canadian National Railway Co.	3.200%	8/2/46	175	191
	Canadian National Railway Co.	3.650%	2/3/48	125	145
	Canadian National Railway Co.	2.450%	5/1/50	175	168
	Canadian Pacific Railway Co.	9.450%	8/1/21	50	54
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	241
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	205
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	142
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	654
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	183
[3]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	46	42

372

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	34	31
	CSX Corp.	3.400%	8/1/24	62	68
	CSX Corp.	3.350%	11/1/25	150	168
	CSX Corp.	3.250%	6/1/27	150	168
	CSX Corp.	3.800%	3/1/28	350	403
	CSX Corp.	4.250%	3/15/29	200	240
	CSX Corp.	2.400%	2/15/30	172	182
	CSX Corp.	6.220%	4/30/40	152	221
	CSX Corp.	5.500%	4/15/41	225	312
	CSX Corp.	4.750%	5/30/42	210	270
	CSX Corp.	4.100%	3/15/44	150	183
	CSX Corp.	4.300%	3/1/48	250	311
	CSX Corp.	4.750%	11/15/48	200	265
	CSX Corp.	4.500%	3/15/49	225	290
	CSX Corp.	3.350%	9/15/49	125	139
	CSX Corp.	3.800%	4/15/50	200	238
	CSX Corp.	3.950%	5/1/50	125	151
	CSX Corp.	4.500%	8/1/54	25	32
	CSX Corp.	4.250%	11/1/66	150	181
	CSX Corp.	4.650%	3/1/68	75	98
[3]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	99	95
[3]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	40	40
[3]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	75	74
[3]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	150	144
	FedEx Corp.	2.625%	8/1/22	100	104
	FedEx Corp.	4.000%	1/15/24	125	138
	FedEx Corp.	3.200%	2/1/25	150	162
	FedEx Corp.	3.250%	4/1/26	100	109
	FedEx Corp.	3.300%	3/15/27	100	107
	FedEx Corp.	3.100%	8/5/29	200	213
	FedEx Corp.	4.250%	5/15/30	100	114
	FedEx Corp.	3.900%	2/1/35	200	216
	FedEx Corp.	3.875%	8/1/42	125	126
	FedEx Corp.	4.100%	4/15/43	75	77
	FedEx Corp.	5.100%	1/15/44	150	175
	FedEx Corp.	4.100%	2/1/45	125	128
	FedEx Corp.	4.750%	11/15/45	250	281
	FedEx Corp.	4.550%	4/1/46	225	243
	FedEx Corp.	4.400%	1/15/47	125	133
	FedEx Corp.	4.050%	2/15/48	200	205
	FedEx Corp.	4.950%	10/17/48	250	290
	FedEx Corp.	5.250%	5/15/50	350	428
	FedEx Corp.	4.500%	2/1/65	60	61
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	104
	JB Hunt Transport Services Inc.	3.875%	3/1/26	25	29
[3]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	148	133
	Kansas City Southern	3.000%	5/15/23	250	255
	Kansas City Southern	2.875%	11/15/29	100	106
	Kansas City Southern	4.300%	5/15/43	75	90
	Kansas City Southern	4.950%	8/15/45	125	161
	Kansas City Southern	4.700%	5/1/48	225	289
	Kansas City Southern	3.500%	5/1/50	100	110
	Kirby Corp.	4.200%	3/1/28	300	302
	Norfolk Southern Corp.	3.000%	4/1/22	225	234
	Norfolk Southern Corp.	2.903%	2/15/23	48	51
	Norfolk Southern Corp.	3.850%	1/15/24	75	82
	Norfolk Southern Corp.	5.590%	5/17/25	50	60
	Norfolk Southern Corp.	3.650%	8/1/25	50	56
	Norfolk Southern Corp.	7.800%	5/15/27	60	84
	Norfolk Southern Corp.	3.150%	6/1/27	125	139
	Norfolk Southern Corp.	3.800%	8/1/28	113	131
	Norfolk Southern Corp.	2.550%	11/1/29	200	213
	Norfolk Southern Corp.	4.837%	10/1/41	113	145
	Norfolk Southern Corp.	4.450%	6/15/45	75	94
	Norfolk Southern Corp.	4.650%	1/15/46	75	97
	Norfolk Southern Corp.	4.150%	2/28/48	25	31
	Norfolk Southern Corp.	4.100%	5/15/49	73	90
	Norfolk Southern Corp.	3.400%	11/1/49	75	83
	Norfolk Southern Corp.	3.050%	5/15/50	350	362
	Norfolk Southern Corp.	4.050%	8/15/52	239	286
[5]	Norfolk Southern Corp.	3.155%	5/15/55	438	448
	Ryder System Inc.	2.250%	9/1/21	50	51
	Ryder System Inc.	2.875%	6/1/22	75	78
	Ryder System Inc.	3.400%	3/1/23	75	79
	Ryder System Inc.	3.750%	6/9/23	225	239
	Ryder System Inc.	3.650%	3/18/24	150	159
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	215
	Ryder System Inc.	2.900%	12/1/26	100	103
	Southwest Airlines Co.	4.750%	5/4/23	250	257
	Southwest Airlines Co.	5.250%	5/4/25	100	105
	Southwest Airlines Co.	3.000%	11/15/26	100	98
	Southwest Airlines Co.	5.125%	6/15/27	275	286
	Southwest Airlines Co.	3.450%	11/16/27	50	49
	Southwest Airlines Co.	2.625%	2/10/30	100	90
[3]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	17	17
[3]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	18	15
	Union Pacific Corp.	2.950%	3/1/22	100	104
	Union Pacific Corp.	4.163%	7/15/22	534	568
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	162
	Union Pacific Corp.	3.646%	2/15/24	50	55
	Union Pacific Corp.	3.150%	3/1/24	100	108
	Union Pacific Corp.	3.250%	1/15/25	206	226
	Union Pacific Corp.	3.750%	7/15/25	125	142
	Union Pacific Corp.	3.250%	8/15/25	50	55
	Union Pacific Corp.	2.750%	3/1/26	75	82
	Union Pacific Corp.	2.150%	2/5/27	90	95
	Union Pacific Corp.	3.950%	9/10/28	300	354
	Union Pacific Corp.	3.700%	3/1/29	200	233
	Union Pacific Corp.	2.400%	2/5/30	200	213
	Union Pacific Corp.	3.375%	2/1/35	100	114
	Union Pacific Corp.	3.600%	9/15/37	290	321
	Union Pacific Corp.	4.375%	9/10/38	125	154
	Union Pacific Corp.	4.050%	11/15/45	150	181
	Union Pacific Corp.	4.300%	3/1/49	200	254
	Union Pacific Corp.	3.250%	2/5/50	200	218
	Union Pacific Corp.	3.799%	10/1/51	560	659
	Union Pacific Corp.	3.875%	2/1/55	100	120
	Union Pacific Corp.	3.950%	8/15/59	100	117
	Union Pacific Corp.	3.839%	3/20/60	386	452
	Union Pacific Corp.	4.375%	11/15/65	135	168
	Union Pacific Corp.	4.100%	9/15/67	100	120
	Union Pacific Corp.	3.750%	2/5/70	150	166
[3]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	55	50
[3]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	72	65
[3]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	60	54
[3]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	141	137
[3]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	43	36
[3]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	347	328
[3]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	43	36
[3]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	65	60
[3]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	178	170

373

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	100	89
	United Parcel Service Inc.	2.450%	10/1/22	175	182
	United Parcel Service Inc.	2.500%	4/1/23	200	210
	United Parcel Service Inc.	2.800%	11/15/24	186	202
	United Parcel Service Inc.	2.400%	11/15/26	150	163
	United Parcel Service Inc.	3.050%	11/15/27	200	226
	United Parcel Service Inc.	3.400%	3/15/29	100	115
	United Parcel Service Inc.	2.500%	9/1/29	100	109
	United Parcel Service Inc.	6.200%	1/15/38	173	256
	United Parcel Service Inc.	5.200%	4/1/40	255	349
	United Parcel Service Inc.	4.875%	11/15/40	75	99
	United Parcel Service Inc.	3.625%	10/1/42	100	114
	United Parcel Service Inc.	3.400%	11/15/46	110	119
	United Parcel Service Inc.	4.250%	3/15/49	125	155
	United Parcel Service Inc.	3.400%	9/1/49	250	275
	United Parcel Service Inc.	5.300%	4/1/50	400	574
[3]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	28	23
[3]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	62	52
					823,826
Utilities (2.3%)
	Electric (2.1%)
	AEP Texas Inc.	2.400%	10/1/22	75	78
	AEP Texas Inc.	3.950%	6/1/28	100	114
	AEP Texas Inc.	2.100%	7/1/30	200	200
	AEP Texas Inc.	3.800%	10/1/47	50	56
	AEP Texas Inc.	3.450%	1/15/50	50	54
	AEP Transmission Co. LLC	4.000%	12/1/46	75	90
	AEP Transmission Co. LLC	3.750%	12/1/47	100	114
	AEP Transmission Co. LLC	3.800%	6/15/49	70	83
	AEP Transmission Co. LLC	3.150%	9/15/49	70	75
	Alabama Power Co.	6.125%	5/15/38	50	73
	Alabama Power Co.	3.850%	12/1/42	25	29
	Alabama Power Co.	4.150%	8/15/44	75	90
	Alabama Power Co.	3.750%	3/1/45	150	170
	Alabama Power Co.	4.300%	1/2/46	250	307
	Alabama Power Co.	3.700%	12/1/47	100	114
	Alabama Power Co.	4.300%	7/15/48	100	124
	Alabama Power Co.	3.450%	10/1/49	550	610
	Ameren Corp.	2.500%	9/15/24	100	104
	Ameren Corp.	3.650%	2/15/26	80	90
	Ameren Corp.	3.500%	1/15/31	100	112
	Ameren Illinois Co.	2.700%	9/1/22	250	259
	Ameren Illinois Co.	3.800%	5/15/28	75	86
	Ameren Illinois Co.	3.700%	12/1/47	150	174
	Ameren Illinois Co.	3.250%	3/15/50	60	66
	American Electric Power Co. Inc.	3.650%	12/1/21	100	104
	American Electric Power Co. Inc.	2.950%	12/15/22	25	26
	American Electric Power Co. Inc.	3.200%	11/13/27	75	81
	American Electric Power Co. Inc.	4.300%	12/1/28	150	176
	Appalachian Power Co.	3.300%	6/1/27	500	534
	Appalachian Power Co.	4.500%	3/1/49	425	518
	Appalachian Power Co.	3.700%	5/1/50	100	110
	Arizona Public Service Co.	3.150%	5/15/25	100	109
	Arizona Public Service Co.	2.950%	9/15/27	50	54
	Arizona Public Service Co.	4.500%	4/1/42	25	30
	Arizona Public Service Co.	4.350%	11/15/45	125	150
	Arizona Public Service Co.	3.750%	5/15/46	125	139
	Arizona Public Service Co.	4.250%	3/1/49	100	117
	Arizona Public Service Co.	3.500%	12/1/49	60	65
	Avangrid Inc.	3.150%	12/1/24	230	249
	Avangrid Inc.	3.800%	6/1/29	95	110
	Avista Corp.	4.350%	6/1/48	75	93
	Baltimore Gas & Electric Co.	3.500%	11/15/21	350	363
	Baltimore Gas & Electric Co.	2.400%	8/15/26	50	53
	Baltimore Gas & Electric Co.	3.500%	8/15/46	100	111
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	277
	Baltimore Gas & Electric Co.	4.250%	9/15/48	50	62
	Baltimore Gas & Electric Co.	3.200%	9/15/49	80	85
	Baltimore Gas & Electric Co.	2.900%	6/15/50	100	101
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	132
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	110
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	111
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	140
[5]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	815
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	144
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	314
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	202
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	188
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	58
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	256
[5]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	251
	Black Hills Corp.	4.250%	11/30/23	100	109
	Black Hills Corp.	3.950%	1/15/26	75	82
	Black Hills Corp.	3.150%	1/15/27	75	79
	Black Hills Corp.	3.050%	10/15/29	70	74
	Black Hills Corp.	4.350%	5/1/33	75	84
	Black Hills Corp.	4.200%	9/15/46	50	53
	Black Hills Corp.	3.875%	10/15/49	70	75
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	309
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	74
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	91
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	192
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	103
	CenterPoint Energy Inc.	3.600%	11/1/21	75	78
	CenterPoint Energy Inc.	2.500%	9/1/22	100	103
	CenterPoint Energy Inc.	3.850%	2/1/24	325	355
	CenterPoint Energy Inc.	2.500%	9/1/24	100	105
	CenterPoint Energy Inc.	4.250%	11/1/28	75	87
	CenterPoint Energy Inc.	2.950%	3/1/30	80	85
	CenterPoint Energy Inc.	3.700%	9/1/49	50	54
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	105
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	131
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	263
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	96
	CMS Energy Corp.	5.050%	3/15/22	25	26
	CMS Energy Corp.	3.000%	5/15/26	75	81
	CMS Energy Corp.	3.450%	8/15/27	50	55
	CMS Energy Corp.	4.875%	3/1/44	75	96
[3]	CMS Energy Corp.	4.750%	6/1/50	100	102
	Commonwealth Edison Co.	2.950%	8/15/27	75	82
	Commonwealth Edison Co.	2.200%	3/1/30	50	52
	Commonwealth Edison Co.	5.900%	3/15/36	150	213
	Commonwealth Edison Co.	6.450%	1/15/38	175	262
	Commonwealth Edison Co.	4.600%	8/15/43	75	97
	Commonwealth Edison Co.	4.700%	1/15/44	175	228
	Commonwealth Edison Co.	3.700%	3/1/45	75	87
	Commonwealth Edison Co.	3.650%	6/15/46	175	204
	Commonwealth Edison Co.	3.750%	8/15/47	100	118
	Commonwealth Edison Co.	4.000%	3/1/48	150	184
	Commonwealth Edison Co.	4.000%	3/1/49	125	157
	Commonwealth Edison Co.	3.000%	3/1/50	200	211
	Connecticut Light & Power Co.	2.500%	1/15/23	125	130
	Connecticut Light & Power Co.	3.200%	3/15/27	50	55
	Connecticut Light & Power Co.	4.300%	4/15/44	150	187
	Connecticut Light & Power Co.	4.000%	4/1/48	160	195
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	679
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	266
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	370
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	104

374

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	143
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	244
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	464
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	166
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	87
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	481
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	296
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	87
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	150
	Consumers Energy Co.	3.375%	8/15/23	275	297
	Consumers Energy Co.	3.800%	11/15/28	75	89
	Consumers Energy Co.	3.950%	5/15/43	75	91
	Consumers Energy Co.	3.250%	8/15/46	50	55
	Consumers Energy Co.	3.950%	7/15/47	50	62
	Consumers Energy Co.	4.050%	5/15/48	125	158
	Consumers Energy Co.	4.350%	4/15/49	80	106
	Consumers Energy Co.	3.100%	8/15/50	80	89
	Consumers Energy Co.	3.500%	8/1/51	400	467
	Consumers Energy Co.	2.500%	5/1/60	100	94
	Delmarva Power & Light Co.	3.500%	11/15/23	25	27
	Delmarva Power & Light Co.	4.150%	5/15/45	100	121
	Dominion Energy Inc.	2.715%	8/15/21	50	51
	Dominion Energy Inc.	3.071%	8/15/24	75	80
	Dominion Energy Inc.	3.900%	10/1/25	125	140
	Dominion Energy Inc.	2.850%	8/15/26	125	132
	Dominion Energy Inc.	4.250%	6/1/28	125	144
	Dominion Energy Inc.	3.375%	4/1/30	125	138
	Dominion Energy Inc.	6.300%	3/15/33	75	104
	Dominion Energy Inc.	5.950%	6/15/35	225	295
	Dominion Energy Inc.	4.900%	8/1/41	280	345
	Dominion Energy Inc.	4.050%	9/15/42	300	338
	Dominion Energy Inc.	4.600%	3/15/49	300	377
[3]	Dominion Energy Inc.	5.750%	10/1/54	100	101
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	72
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	179
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	104
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	96
	DTE Electric Co.	3.650%	3/15/24	250	274
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	200	210
	DTE Electric Co.	2.625%	3/1/31	100	108
	DTE Electric Co.	4.000%	4/1/43	225	270
	DTE Electric Co.	3.700%	6/1/46	50	58
	DTE Electric Co.	3.750%	8/15/47	100	118
	DTE Electric Co.	3.950%	3/1/49	128	158
	DTE Electric Co.	2.950%	3/1/50	150	156
	DTE Energy Co.	2.600%	6/15/22	50	51
	DTE Energy Co.	2.250%	11/1/22	400	413
	DTE Energy Co.	3.700%	8/1/23	125	135
	DTE Energy Co.	2.529%	10/1/24	100	105
	DTE Energy Co.	2.850%	10/1/26	300	319
	DTE Energy Co.	3.800%	3/15/27	175	189
	DTE Energy Co.	3.400%	6/15/29	100	108
	DTE Energy Co.	2.950%	3/1/30	60	62
	DTE Energy Co.	6.375%	4/15/33	75	100
	Duke Energy Carolinas LLC	2.500%	3/15/23	100	105
	Duke Energy Carolinas LLC	3.050%	3/15/23	100	106
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	111
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	147
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	162
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	215
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	108
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	143
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	37
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	36
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	208
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	209
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	119
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	119
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	369
	Duke Energy Carolinas LLC	3.200%	8/15/49	500	558
	Duke Energy Corp.	2.400%	8/15/22	200	207
	Duke Energy Corp.	3.050%	8/15/22	275	287
	Duke Energy Corp.	3.750%	4/15/24	325	356
	Duke Energy Corp.	2.650%	9/1/26	80	87
	Duke Energy Corp.	3.150%	8/15/27	300	332
	Duke Energy Corp.	2.450%	6/1/30	100	104
	Duke Energy Corp.	4.800%	12/15/45	125	161
	Duke Energy Corp.	3.750%	9/1/46	405	462
	Duke Energy Corp.	4.200%	6/15/49	500	611
	Duke Energy Florida LLC	3.800%	7/15/28	100	116
	Duke Energy Florida LLC	2.500%	12/1/29	425	459
	Duke Energy Florida LLC	1.750%	6/15/30	100	100
	Duke Energy Florida LLC	6.350%	9/15/37	225	336
	Duke Energy Florida LLC	6.400%	6/15/38	200	312
	Duke Energy Florida LLC	3.850%	11/15/42	200	235
	Duke Energy Florida LLC	3.400%	10/1/46	100	113
	Duke Energy Florida LLC	4.200%	7/15/48	200	254
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	45	45
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	108
	Duke Energy Indiana LLC	6.350%	8/15/38	225	333
	Duke Energy Indiana LLC	3.750%	5/15/46	225	263
	Duke Energy Indiana LLC	3.250%	10/1/49	325	359
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	103
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	29
	Duke Energy Progress LLC	2.800%	5/15/22	100	104
	Duke Energy Progress LLC	3.375%	9/1/23	25	27
	Duke Energy Progress LLC	3.700%	9/1/28	175	202
	Duke Energy Progress LLC	3.450%	3/15/29	125	143
	Duke Energy Progress LLC	4.375%	3/30/44	300	375
	Duke Energy Progress LLC	4.150%	12/1/44	100	122
	Duke Energy Progress LLC	3.700%	10/15/46	50	59
	Duke Energy Progress LLC	3.600%	9/15/47	100	116
	Edison International	2.400%	9/15/22	125	127
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	3/15/23	200	204
	Edison International	5.750%	6/15/27	25	29
	El Paso Electric Co.	6.000%	5/15/35	50	65
	El Paso Electric Co.	5.000%	12/1/44	75	90
	Emera US Finance LP	3.550%	6/15/26	150	168
	Emera US Finance LP	4.750%	6/15/46	245	287
	Enel Chile SA	4.875%	6/12/28	125	140
	Entergy Arkansas Inc.	3.500%	4/1/26	50	55
	Entergy Corp.	4.000%	7/15/22	150	159
	Entergy Corp.	2.950%	9/1/26	200	219
	Entergy Corp.	2.800%	6/15/30	100	105
	Entergy Corp.	3.750%	6/15/50	100	112
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	265
	Entergy Louisiana LLC	5.400%	11/1/24	382	452
	Entergy Louisiana LLC	2.400%	10/1/26	75	79
	Entergy Louisiana LLC	3.120%	9/1/27	100	109
	Entergy Louisiana LLC	3.050%	6/1/31	100	109
	Entergy Louisiana LLC	4.000%	3/15/33	150	183
	Entergy Louisiana LLC	4.950%	1/15/45	150	163
	Entergy Louisiana LLC	4.200%	9/1/48	200	253
	Entergy Louisiana LLC	4.200%	4/1/50	100	126
	Entergy Louisiana LLC	2.900%	3/15/51	100	103
	Entergy Mississippi LLC	2.850%	6/1/28	125	134
	Entergy Texas Inc.	3.550%	9/30/49	60	66
	Evergy Inc.	2.450%	9/15/24	50	52
	Evergy Inc.	2.900%	9/15/29	150	161

375

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Evergy Metro Inc.	2.250%	6/1/30	100	105
	Eversource Energy	2.750%	3/15/22	75	78
	Eversource Energy	3.800%	12/1/23	75	81
	Eversource Energy	2.900%	10/1/24	50	54
	Eversource Energy	3.150%	1/15/25	168	182
	Eversource Energy	3.300%	1/15/28	100	110
	Eversource Energy	4.250%	4/1/29	200	234
	Exelon Corp.	3.497%	6/1/22	200	209
	Exelon Corp.	3.950%	6/15/25	200	225
	Exelon Corp.	3.400%	4/15/26	200	223
	Exelon Corp.	4.050%	4/15/30	250	288
	Exelon Corp.	4.950%	6/15/35	225	274
	Exelon Corp.	5.625%	6/15/35	20	26
	Exelon Corp.	5.100%	6/15/45	145	187
	Exelon Corp.	4.450%	4/15/46	175	212
	Exelon Corp.	4.700%	4/15/50	50	64
	Exelon Generation Co. LLC	6.250%	10/1/39	360	437
	Exelon Generation Co. LLC	5.750%	10/1/41	75	83
	Exelon Generation Co. LLC	5.600%	6/15/42	155	173
	FirstEnergy Corp.	2.850%	7/15/22	100	104
	FirstEnergy Corp.	3.900%	7/15/27	300	339
	FirstEnergy Corp.	2.650%	3/1/30	50	52
	FirstEnergy Corp.	2.250%	9/1/30	100	100
	FirstEnergy Corp.	7.375%	11/15/31	475	692
	FirstEnergy Corp.	4.850%	7/15/47	200	253
	FirstEnergy Corp.	3.400%	3/1/50	75	79
	Florida Power & Light Co.	3.250%	6/1/24	25	27
	Florida Power & Light Co.	2.850%	4/1/25	300	329
	Florida Power & Light Co.	5.625%	4/1/34	25	36
	Florida Power & Light Co.	5.960%	4/1/39	375	565
	Florida Power & Light Co.	4.125%	2/1/42	170	211
	Florida Power & Light Co.	4.050%	6/1/42	125	155
	Florida Power & Light Co.	3.800%	12/15/42	75	90
	Florida Power & Light Co.	3.700%	12/1/47	150	182
	Florida Power & Light Co.	3.950%	3/1/48	325	409
	Florida Power & Light Co.	4.125%	6/1/48	100	129
	Florida Power & Light Co.	3.990%	3/1/49	100	125
	Florida Power & Light Co.	3.150%	10/1/49	555	629
	Fortis Inc.	3.055%	10/4/26	295	317
	Georgia Power Co.	2.100%	7/30/23	75	78
	Georgia Power Co.	2.200%	9/15/24	225	236
	Georgia Power Co.	3.250%	4/1/26	100	107
	Georgia Power Co.	2.650%	9/15/29	50	53
	Georgia Power Co.	4.750%	9/1/40	175	211
	Georgia Power Co.	4.300%	3/15/43	100	117
	Georgia Power Co.	3.700%	1/30/50	50	56
	Gulf Power Co.	3.300%	5/30/27	50	54
	Iberdrola International BV	6.750%	7/15/36	75	104
	Indiana Michigan Power Co.	3.850%	5/15/28	250	282
	Indiana Michigan Power Co.	3.750%	7/1/47	150	170
	Indiana Michigan Power Co.	4.250%	8/15/48	100	122
	Interstate Power & Light Co.	3.250%	12/1/24	202	220
	Interstate Power & Light Co.	4.100%	9/26/28	125	144
	Interstate Power & Light Co.	3.600%	4/1/29	60	66
	Interstate Power & Light Co.	6.250%	7/15/39	50	72
	Interstate Power & Light Co.	3.700%	9/15/46	75	83
	Interstate Power and Light Co.	2.300%	6/1/30	100	102
	ITC Holdings Corp.	2.700%	11/15/22	100	104
	ITC Holdings Corp.	3.650%	6/15/24	75	81
	ITC Holdings Corp.	3.350%	11/15/27	100	111
	ITC Holdings Corp.	5.300%	7/1/43	300	379
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	66	82
	Kansas City Power & Light Co.	3.150%	3/15/23	75	79
	Kansas City Power & Light Co.	5.300%	10/1/41	100	135
	Kansas City Power & Light Co.	4.200%	6/15/47	100	121
	Kentucky Utilities Co.	5.125%	11/1/40	125	164
	Kentucky Utilities Co.	4.375%	10/1/45	100	120
	Kentucky Utilities Co.	3.300%	6/1/50	200	214
	Louisville Gas & Electric Co.	3.300%	10/1/25	75	83
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	206
	MidAmerican Energy Co.	3.500%	10/15/24	179	199
	MidAmerican Energy Co.	3.100%	5/1/27	150	166
	MidAmerican Energy Co.	3.650%	4/15/29	200	238
	MidAmerican Energy Co.	6.750%	12/30/31	125	185
	MidAmerican Energy Co.	5.750%	11/1/35	125	181
	MidAmerican Energy Co.	4.800%	9/15/43	100	132
	MidAmerican Energy Co.	3.950%	8/1/47	100	123
	MidAmerican Energy Co.	4.250%	7/15/49	200	259
	Mississippi Power Co.	4.250%	3/15/42	100	118
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	50	51
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	314
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	828
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	168
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	116
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	115
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	106
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	236
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	25	25
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	79
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	516
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	128
	Nevada Power Co.	3.700%	5/1/29	200	231
	Nevada Power Co.	2.400%	5/1/30	75	80
	Nevada Power Co.	6.750%	7/1/37	75	113
	Nevada Power Co.	3.125%	8/1/50	150	165
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	150	153
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	363
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	110
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	108
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	758
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	56
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	282
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	113
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	108
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	400	410
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	129
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	109
	Northern States Power Co.	6.250%	6/1/36	75	109
	Northern States Power Co.	6.200%	7/1/37	50	74
	Northern States Power Co.	5.350%	11/1/39	175	245
	Northern States Power Co.	3.400%	8/15/42	105	119
	Northern States Power Co.	4.000%	8/15/45	50	61
	Northern States Power Co.	2.900%	3/1/50	250	272
	Northern States Power Co.	2.600%	6/1/51	100	102
	NSTAR Electric Co.	2.375%	10/15/22	125	129
	NSTAR Electric Co.	3.200%	5/15/27	125	140
	NSTAR Electric Co.	3.250%	5/15/29	50	57
	NSTAR Electric Co.	5.500%	3/15/40	75	102
	Oglethorpe Power Corp.	5.950%	11/1/39	50	67
	Oglethorpe Power Corp.	5.375%	11/1/40	175	203
	Ohio Edison Co.	6.875%	7/15/36	100	136
	Ohio Power Co.	5.375%	10/1/21	175	185
	Ohio Power Co.	4.150%	4/1/48	100	123
	Ohio Power Co.	4.000%	6/1/49	240	290
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	84

376

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	110
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	58
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	84
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	185
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	106
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	81
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	59
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	76
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	205
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	170
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	96
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	140
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	119
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	60
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	121
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	435
	Pacific Gas & Electric Co.	1.750%	6/16/22	500	501
[6]	Pacific Gas & Electric Co.	3.850%	11/15/23	250	276
[6]	Pacific Gas & Electric Co.	3.500%	6/15/25	200	220
[6]	Pacific Gas & Electric Co.	3.300%	12/1/27	800	868
	Pacific Gas & Electric Co.	2.500%	2/1/31	500	488
	Pacific Gas & Electric Co.	3.300%	8/1/40	500	487
[6]	Pacific Gas & Electric Co.	3.950%	12/1/47	200	210
	Pacific Gas & Electric Co.	3.500%	8/1/50	500	482
	PacifiCorp	2.950%	2/1/22	100	103
	PacifiCorp	3.600%	4/1/24	125	137
	PacifiCorp	3.500%	6/15/29	100	115
	PacifiCorp	2.700%	9/15/30	50	54
	PacifiCorp	7.700%	11/15/31	450	696
	PacifiCorp	5.250%	6/15/35	100	139
	PacifiCorp	6.100%	8/1/36	100	141
	PacifiCorp	6.250%	10/15/37	125	182
	PacifiCorp	6.350%	7/15/38	75	112
	PacifiCorp	4.100%	2/1/42	200	239
	PacifiCorp	4.125%	1/15/49	100	124
	PacifiCorp	4.150%	2/15/50	200	250
	PacifiCorp	3.300%	3/15/51	100	111
	PECO Energy Co.	2.375%	9/15/22	300	310
	PECO Energy Co.	3.900%	3/1/48	75	93
	PECO Energy Co.	2.800%	6/15/50	200	206
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	202
	Potomac Electric Power Co.	6.500%	11/15/37	250	367
	Potomac Electric Power Co.	4.150%	3/15/43	150	181
	PPL Capital Funding Inc.	4.200%	6/15/22	25	26
	PPL Capital Funding Inc.	3.500%	12/1/22	115	121
	PPL Capital Funding Inc.	3.400%	6/1/23	100	106
	PPL Capital Funding Inc.	3.950%	3/15/24	50	54
	PPL Capital Funding Inc.	3.100%	5/15/26	100	108
	PPL Capital Funding Inc.	4.700%	6/1/43	75	85
	PPL Capital Funding Inc.	5.000%	3/15/44	200	237
	PPL Capital Funding Inc.	4.000%	9/15/47	75	80
	PPL Electric Utilities Corp.	3.000%	9/15/21	275	282
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	149
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	61
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	190
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	90
	Progress Energy Inc.	3.150%	4/1/22	40	41
	Progress Energy Inc.	7.000%	10/30/31	119	165
	Progress Energy Inc.	6.000%	12/1/39	125	169
	PSEG Power LLC	3.850%	6/1/23	125	135
	PSEG Power LLC	8.625%	4/15/31	96	133
	Public Service Co. of Colorado	3.700%	6/15/28	75	87
	Public Service Co. of Colorado	1.900%	1/15/31	100	101
	Public Service Co. of Colorado	3.600%	9/15/42	175	201
	Public Service Co. of Colorado	4.100%	6/15/48	75	94
	Public Service Co. of Colorado	2.700%	1/15/51	100	102
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	54
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	88
	Public Service Electric & Gas Co.	3.000%	5/15/25	80	88
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	260
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	82
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	79
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	54
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	299
	Public Service Electric & Gas Co.	3.600%	12/1/47	75	88
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	246
	Public Service Electric & Gas Co.	3.150%	1/1/50	300	332
	Public Service Electric & Gas Co.	2.700%	5/1/50	100	102
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	104
	Puget Energy Inc.	6.000%	9/1/21	100	105
	Puget Energy Inc.	5.625%	7/15/22	200	214
	Puget Energy Inc.	3.650%	5/15/25	400	416
[5]	Puget Energy Inc.	4.100%	6/15/30	100	109
	Puget Sound Energy Inc.	6.274%	3/15/37	125	179
	Puget Sound Energy Inc.	5.757%	10/1/39	125	175
	Puget Sound Energy Inc.	4.300%	5/20/45	100	122
	Puget Sound Energy Inc.	4.223%	6/15/48	125	157
	Puget Sound Energy Inc.	3.250%	9/15/49	90	97
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	269
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	123
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	87
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	92
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	111
	Sierra Pacific Power Co.	2.600%	5/1/26	100	108
[3]	Southern California Edison Co.	1.845%	2/1/22	29	29
	Southern California Edison Co.	2.400%	2/1/22	75	76
	Southern California Edison Co.	3.400%	6/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	187
	Southern California Edison Co.	3.700%	8/1/25	150	166
	Southern California Edison Co.	3.650%	3/1/28	100	112
	Southern California Edison Co.	4.200%	3/1/29	75	87
	Southern California Edison Co.	6.650%	4/1/29	75	92
	Southern California Edison Co.	2.850%	8/1/29	275	290
	Southern California Edison Co.	2.250%	6/1/30	300	303
	Southern California Edison Co.	5.750%	4/1/35	75	100
	Southern California Edison Co.	5.350%	7/15/35	200	257
	Southern California Edison Co.	5.625%	2/1/36	125	158
	Southern California Edison Co.	5.500%	3/15/40	100	130
	Southern California Edison Co.	4.500%	9/1/40	75	89
	Southern California Edison Co.	4.050%	3/15/42	208	235
	Southern California Edison Co.	3.900%	3/15/43	100	110
	Southern California Edison Co.	4.000%	4/1/47	335	382
	Southern California Edison Co.	4.125%	3/1/48	350	408
	Southern California Edison Co.	4.875%	3/1/49	100	129
	Southern California Edison Co.	3.650%	2/1/50	500	548
	Southern Co.	2.350%	7/1/21	300	304
	Southern Co.	3.250%	7/1/26	350	384
	Southern Co.	4.250%	7/1/36	200	226
	Southern Co.	4.400%	7/1/46	360	426
	Southern Power Co.	2.500%	12/15/21	350	357
	Southern Power Co.	4.150%	12/1/25	100	113
	Southern Power Co.	5.150%	9/15/41	100	113
	Southern Power Co.	5.250%	7/15/43	50	56
	Southern Power Co.	4.950%	12/15/46	75	81
	Southwestern Electric Power Co.	2.750%	10/1/26	100	107
	Southwestern Electric Power Co.	4.100%	9/15/28	100	114
	Southwestern Electric Power Co.	6.200%	3/15/40	75	98
	Southwestern Electric Power Co.	3.900%	4/1/45	200	211
	Southwestern Electric Power Co.	3.850%	2/1/48	325	344
	Southwestern Public Service Co.	3.300%	6/15/24	165	178
	Southwestern Public Service Co.	4.500%	8/15/41	100	122
	Southwestern Public Service Co.	3.400%	8/15/46	275	298
	Southwestern Public Service Co.	3.700%	8/15/47	75	86
	Southwestern Public Service Co.	4.400%	11/15/48	275	347
	Southwestern Public Service Co.	3.750%	6/15/49	75	86
	Southwestern Public Service Co.	3.150%	5/1/50	100	107
	Tampa Electric Co.	4.100%	6/15/42	50	59
	Tampa Electric Co.	4.350%	5/15/44	50	61
	Tampa Electric Co.	4.300%	6/15/48	75	92
	Tampa Electric Co.	4.450%	6/15/49	125	160
	Tampa Electric Co.	3.625%	6/15/50	50	58
	Toledo Edison Co.	6.150%	5/15/37	75	107

377

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tucson Electric Power Co.	3.050%	3/15/25	50	54
Union Electric Co.	3.500%	4/15/24	250	271
Union Electric Co.	2.950%	3/15/30	500	558
Union Electric Co.	8.450%	3/15/39	150	249
Union Electric Co.	3.650%	4/15/45	125	142
Union Electric Co.	4.000%	4/1/48	75	90
Union Electric Co.	3.250%	10/1/49	100	109
Virginia Electric & Power Co.	3.450%	2/15/24	50	54
Virginia Electric & Power Co.	2.950%	11/15/26	75	83
Virginia Electric & Power Co.	3.500%	3/15/27	250	283
Virginia Electric & Power Co.	3.800%	4/1/28	150	174
Virginia Electric & Power Co.	2.875%	7/15/29	275	302
Virginia Electric & Power Co.	6.000%	1/15/36	125	172
Virginia Electric & Power Co.	6.000%	5/15/37	150	210
Virginia Electric & Power Co.	6.350%	11/30/37	50	76
Virginia Electric & Power Co.	4.000%	1/15/43	400	476
Virginia Electric & Power Co.	4.450%	2/15/44	475	592
Virginia Electric & Power Co.	4.200%	5/15/45	75	91
Virginia Electric & Power Co.	4.000%	11/15/46	100	120
Virginia Electric & Power Co.	3.800%	9/15/47	100	117
Virginia Electric & Power Co.	4.600%	12/1/48	175	228
Virginia Electric & Power Co.	3.300%	12/1/49	210	233
WEC Energy Group Inc.	3.550%	6/15/25	200	223
Westar Energy Inc.	2.550%	7/1/26	150	157
Westar Energy Inc.	3.100%	4/1/27	100	106
Westar Energy Inc.	4.125%	3/1/42	200	236
Westar Energy Inc.	4.100%	4/1/43	100	118
Westar Energy Inc.	4.250%	12/1/45	25	30
Wisconsin Electric Power Co.	2.950%	9/15/21	75	77
Wisconsin Electric Power Co.	2.050%	12/15/24	100	105
Wisconsin Electric Power Co.	4.300%	10/15/48	100	124
Wisconsin Power & Light Co.	6.375%	8/15/37	100	139
Wisconsin Power & Light Co.	3.650%	4/1/50	50	59
Wisconsin Public Service Corp.	3.350%	11/21/21	300	313
Xcel Energy Inc.	2.600%	3/15/22	75	77
Xcel Energy Inc.	3.300%	6/1/25	325	357
Xcel Energy Inc.	3.350%	12/1/26	75	84
Xcel Energy Inc.	4.000%	6/15/28	75	88
Xcel Energy Inc.	2.600%	12/1/29	200	211
Xcel Energy Inc.	3.400%	6/1/30	50	57
Xcel Energy Inc.	3.500%	12/1/49	100	110

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	109
Atmos Energy Corp.	2.625%	9/15/29	50	54
Atmos Energy Corp.	5.500%	6/15/41	200	281
Atmos Energy Corp.	4.150%	1/15/43	100	122
Atmos Energy Corp.	4.125%	10/15/44	50	62
Atmos Energy Corp.	3.375%	9/15/49	530	596
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	53
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	113
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	336
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	55
KeySpan Corp.	5.803%	4/1/35	50	66
NiSource Finance Corp.	3.490%	5/15/27	250	281
NiSource Finance Corp.	5.950%	6/15/41	100	138
NiSource Finance Corp.	4.800%	2/15/44	125	153
NiSource Finance Corp.	5.650%	2/1/45	100	135
NiSource Finance Corp.	4.375%	5/15/47	250	304
NiSource Finance Corp.	3.950%	3/30/48	200	231
NiSource Inc.	2.650%	11/17/22	75	78
NiSource Inc.	3.650%	6/15/23	75	81
NiSource Inc.	2.950%	9/1/29	290	316
NiSource Inc.	3.600%	5/1/30	200	228
ONE Gas Inc.	2.000%	5/15/30	100	102
ONE Gas Inc.	4.658%	2/1/44	125	157
ONE Gas Inc.	4.500%	11/1/48	75	95
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	125
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	61
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	83
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	108
Sempra Energy	2.875%	10/1/22	100	104
Sempra Energy	2.900%	2/1/23	100	105
Sempra Energy	4.050%	12/1/23	100	109
Sempra Energy	3.750%	11/15/25	155	171
Sempra Energy	3.250%	6/15/27	150	165
Sempra Energy	3.400%	2/1/28	200	219
Sempra Energy	3.800%	2/1/38	200	216
Sempra Energy	6.000%	10/15/39	150	207
Sempra Energy	4.000%	2/1/48	175	199
Southern California Gas Co.	2.600%	6/15/26	200	214
Southern California Gas Co.	2.550%	2/1/30	150	162
Southern California Gas Co.	3.750%	9/15/42	75	85
Southern California Gas Co.	4.125%	6/1/48	75	92
Southern California Gas Co.	3.950%	2/15/50	70	85
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	333
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	80
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	98
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	58
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	110
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	120
Southwest Gas Corp.	3.700%	4/1/28	50	56
Southwest Gas Corp.	3.800%	9/29/46	75	81
Southwest Gas Corp.	4.150%	6/1/49	25	28
Washington Gas Light Co.	3.796%	9/15/46	100	111
Washington Gas Light Co.	3.650%	9/15/49	30	34

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	139
American Water Capital Corp.	2.950%	9/1/27	325	355
American Water Capital Corp.	3.450%	6/1/29	125	142
American Water Capital Corp.	2.800%	5/1/30	100	109
American Water Capital Corp.	6.593%	10/15/37	150	223
American Water Capital Corp.	4.300%	9/1/45	100	124
American Water Capital Corp.	3.750%	9/1/47	200	232
American Water Capital Corp.	4.200%	9/1/48	100	124
American Water Capital Corp.	4.150%	6/1/49	125	155
American Water Capital Corp.	3.450%	5/1/50	100	113
Essential Utilities Inc.	3.566%	5/1/29	75	83
Essential Utilities Inc.	2.704%	4/15/30	100	105
Essential Utilities Inc.	4.276%	5/1/49	85	102
Essential Utilities Inc.	3.351%	4/15/50	200	209
Veolia Environnement SA	6.750%	6/1/38	39	55
				104,778
Total Corporate Bonds (Cost $1,211,177)				1,337,232
Sovereign Bonds (3.9%)
African Development Bank	1.250%	7/26/21	500	505
African Development Bank	2.375%	9/23/21	300	308
African Development Bank	1.625%	9/16/22	400	412
African Development Bank	2.125%	11/16/22	700	730
African Development Bank	3.000%	9/20/23	275	298
Asian Development Bank	2.000%	2/16/22	980	1,007
Asian Development Bank	1.875%	2/18/22	600	615
Asian Development Bank	0.625%	4/7/22	800	805
Asian Development Bank	1.875%	7/19/22	600	620
Asian Development Bank	1.750%	9/13/22	1,100	1,135
Asian Development Bank	1.625%	1/24/23	200	207
Asian Development Bank	2.750%	3/17/23	1,000	1,066
Asian Development Bank	2.625%	1/30/24	1,000	1,080
Asian Development Bank	1.500%	10/18/24	500	523
Asian Development Bank	2.000%	1/22/25	300	321
Asian Development Bank	0.625%	4/29/25	700	705
Asian Development Bank	2.000%	4/24/26	100	108
Asian Development Bank	2.625%	1/12/27	200	224
Asian Development Bank	2.375%	8/10/27	275	306
Asian Development Bank	6.220%	8/15/27	100	135
Asian Development Bank	2.500%	11/2/27	673	757
Asian Development Bank	5.820%	6/16/28	148	202
Asian Development Bank	3.125%	9/26/28	130	153
Asian Development Bank	1.750%	9/19/29	200	214
Asian Development Bank	1.875%	1/24/30	200	217

378

Total Bond Market Index Portfolio

				Market
		Maturity		Value•
	Coupon	Date	Shares	($000)
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	535
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	399
Canada	2.625%	1/25/22	250	259
Canada	2.000%	11/15/22	570	594
Canada	1.625%	1/22/25	550	579
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	313
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	250	265
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	250	261
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	545
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	300	349
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	329
Corp. Andina de Fomento	3.250%	2/11/22	45	46
Corp. Andina de Fomento	2.750%	1/6/23	125	128
Corp. Andina de Fomento	2.375%	5/12/23	100	101
Corp. Andina de Fomento	3.750%	11/23/23	925	989
Council of Europe Development Bank	1.750%	9/26/22	150	155
Council of Europe Development Bank	2.625%	2/13/23	425	451
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	1.375%	2/27/25	200	208
Ecopetrol SA	5.875%	9/18/23	225	241
Ecopetrol SA	4.125%	1/16/25	200	199
Ecopetrol SA	5.375%	6/26/26	750	789
Ecopetrol SA	6.875%	4/29/30	400	460
Ecopetrol SA	7.375%	9/18/43	100	120
Ecopetrol SA	5.875%	5/28/45	400	421
Equinor ASA	2.750%	11/10/21	300	309
Equinor ASA	3.150%	1/23/22	150	156
Equinor ASA	2.450%	1/17/23	450	470
Equinor ASA	2.650%	1/15/24	375	399
Equinor ASA	3.700%	3/1/24	150	166
Equinor ASA	3.250%	11/10/24	150	166
Equinor ASA	7.250%	9/23/27	250	335
Equinor ASA	3.625%	9/10/28	175	200
Equinor ASA	2.375%	5/22/30	200	207
Equinor ASA	5.100%	8/17/40	125	160
Equinor ASA	4.250%	11/23/41	175	209
Equinor ASA	3.950%	5/15/43	125	145
Equinor ASA	4.800%	11/8/43	175	226
Equinor ASA	3.250%	11/18/49	225	237
Equinor ASA	3.700%	4/6/50	405	465
European Bank for Reconstruction & Development	1.875%	7/15/21	225	229
European Bank for Reconstruction & Development	1.500%	11/2/21	150	152
European Bank for Reconstruction & Development	1.875%	2/23/22	200	205
European Bank for Reconstruction & Development	2.750%	3/7/23	925	985
European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
European Bank for Reconstruction & Development	1.625%	9/27/24	270	284
European Bank for Reconstruction & Development	1.500%	2/13/25	100	105
European Bank for Reconstruction & Development	0.500%	5/19/25	100	100
European Investment Bank	1.375%	9/15/21	100	101
European Investment Bank	2.125%	10/15/21	300	307
European Investment Bank	2.875%	12/15/21	1,150	1,194
European Investment Bank	2.250%	3/15/22	500	517
European Investment Bank	2.625%	5/20/22	200	209
European Investment Bank	2.375%	6/15/22	1,725	1,796
European Investment Bank	1.375%	9/6/22	720	738
European Investment Bank	2.500%	3/15/23	600	636
European Investment Bank	1.375%	5/15/23	600	619
European Investment Bank	2.875%	8/15/23	800	864
European Investment Bank	0.250%	9/15/23	1,750	1,749
European Investment Bank	3.125%	12/14/23	500	548
European Investment Bank	3.250%	1/29/24	810	894
European Investment Bank	2.625%	3/15/24	530	574
European Investment Bank	2.250%	6/24/24	550	591
European Investment Bank	2.500%	10/15/24	276	301
European Investment Bank	1.875%	2/10/25	1,050	1,119
European Investment Bank	1.625%	3/14/25	100	106
European Investment Bank	0.625%	7/25/25	400	403
European Investment Bank	2.375%	5/24/27	225	251
European Investment Bank	1.625%	10/9/29	125	133
European Investment Bank	0.875%	5/17/30	200	200
European Investment Bank	4.875%	2/15/36	325	492
Export Development Canada	1.375%	10/21/21	200	203
Export Development Canada	1.750%	7/18/22	200	206
Export Development Canada	2.500%	1/24/23	40	42
Export Development Canada	1.375%	2/24/23	1,000	1,025
Export Development Canada	2.625%	2/21/24	250	270
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	254
Export-Import Bank of Korea	3.500%	11/27/21	200	207
Export-Import Bank of Korea	5.000%	4/11/22	275	295
Export-Import Bank of Korea	3.000%	11/1/22	400	420
Export-Import Bank of Korea	3.625%	11/27/23	200	218
Export-Import Bank of Korea	4.000%	1/14/24	650	718
Export-Import Bank of Korea	2.625%	5/26/26	200	218
FMS Wertmanagement	2.000%	8/1/22	470	487
FMS Wertmanagement	2.750%	3/6/23	300	319
Hydro-Quebec	8.400%	1/15/22	375	419
Hydro-Quebec	8.050%	7/7/24	325	412
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	259
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	276
Inter-American Development Bank	2.125%	1/18/22	700	720
Inter-American Development Bank	1.750%	4/14/22	800	821
Inter-American Development Bank	3.000%	9/26/22	500	530
Inter-American Development Bank	2.500%	1/18/23	1,025	1,082
Inter-American Development Bank	0.500%	5/24/23	400	402
Inter-American Development Bank	3.000%	10/4/23	625	679
Inter-American Development Bank	2.625%	1/16/24	150	162
Inter-American Development Bank	3.000%	2/21/24	900	985
Inter-American Development Bank	2.125%	1/15/25	1,100	1,181
Inter-American Development Bank	1.750%	3/14/25	200	212
Inter-American Development Bank	0.875%	4/3/25	500	509
Inter-American Development Bank	7.000%	6/15/25	134	173
Inter-American Development Bank	0.625%	7/15/25	1,300	1,308
Inter-American Development Bank	2.000%	6/2/26	750	810
Inter-American Development Bank	2.000%	7/23/26	100	108
Inter-American Development Bank	2.375%	7/7/27	450	500
Inter-American Development Bank	3.125%	9/18/28	875	1,031
Inter-American Development Bank	3.875%	10/28/41	200	278
Inter-American Development Bank	3.200%	8/7/42	100	127
International Bank for Reconstruction & Development	2.750%	7/23/21	1,330	1,365
International Bank for Reconstruction & Development	1.375%	9/20/21	1,975	2,002
International Bank for Reconstruction & Development	2.125%	12/13/21	255	262
International Bank for Reconstruction & Development	2.000%	1/26/22	145	149
International Bank for Reconstruction & Development	1.625%	2/10/22	1,325	1,354
International Bank for Reconstruction & Development	2.125%	7/1/22	775	804
International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,151
International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,222
International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,187

379

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	726
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	818
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	211
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,000	1,007
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,265
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	535
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	394
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	215
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	399
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	368
	International Finance Corp.	2.000%	10/24/22	200	208
	International Finance Corp.	2.875%	7/31/23	575	620
	International Finance Corp.	1.375%	10/16/24	200	208
	International Finance Corp.	2.125%	4/7/26	600	653
[7]	Japan Bank for International Cooperation	3.125%	7/20/21	275	283
[7]	Japan Bank for International Cooperation	1.500%	7/21/21	750	758
[7]	Japan Bank for International Cooperation	2.000%	11/4/21	770	786
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	450	467
[7]	Japan Bank for International Cooperation	2.375%	7/21/22	250	260
[7]	Japan Bank for International Cooperation	2.375%	11/16/22	540	556
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	500	516
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	300	324
[7]	Japan Bank for International Cooperation	3.375%	7/31/23	100	109
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	400	437
[7]	Japan Bank for International Cooperation	3.000%	5/29/24	500	545
[7]	Japan Bank for International Cooperation	1.750%	10/17/24	200	209
[7]	Japan Bank for International Cooperation	2.125%	2/10/25	330	351
[7]	Japan Bank for International Cooperation	2.375%	4/20/26	200	217
[7]	Japan Bank for International Cooperation	2.250%	11/4/26	200	217
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	200	226
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	800	901
[7]	Japan Bank for International Cooperation	3.250%	7/20/28	300	351
[7]	Japan Bank for International Cooperation	3.500%	10/31/28	350	418
[7]	Japan International Cooperation Agency	2.750%	4/27/27	300	332
[8]	KFW	1.750%	9/15/21	600	611
[8]	KFW	2.000%	11/30/21	600	615
[8]	KFW	3.125%	12/15/21	1,115	1,161
[8]	KFW	2.500%	2/15/22	1,000	1,036
[8]	KFW	2.125%	3/7/22	1,000	1,031
[8]	KFW	2.125%	6/15/22	750	777
[8]	KFW	1.750%	8/22/22	1,600	1,651
[8]	KFW	2.000%	10/4/22	950	987
[8]	KFW	2.375%	12/29/22	450	473
[8]	KFW	2.125%	1/17/23	1,025	1,073
[8]	KFW	1.625%	2/15/23	1,200	1,240
[8]	KFW	2.625%	2/28/24	400	433
[8]	KFW	1.375%	8/5/24	900	932
[8]	KFW	2.500%	11/20/24	1,800	1,963
[8]	KFW	2.000%	5/2/25	150	161
[8]	KFW	2.875%	4/3/28	500	581
[8]	KFW	1.750%	9/14/29	175	188
[8]	KFW	0.000%	4/18/36	400	321
[8]	KFW	0.000%	6/29/37	200	157
	Korea Development Bank	4.625%	11/16/21	150	158
	Korea Development Bank	3.000%	9/14/22	400	419
	Korea Development Bank	3.375%	3/12/23	700	745
	Korea Development Bank	3.750%	1/22/24	500	548
	Korea Development Bank	2.125%	10/1/24	200	209
[8]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	250	254
[8]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	46
[8]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	109
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	908
[8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	400
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	518
[8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	292
[8]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	281
	Nexen Energy ULC	7.875%	3/15/32	50	75
	Nexen Energy ULC	6.400%	5/15/37	450	637
	Nexen Energy ULC	7.500%	7/30/39	200	323
	Nordic Investment Bank	1.250%	8/2/21	400	404
	Nordic Investment Bank	2.125%	2/1/22	200	206
	Nordic Investment Bank	1.375%	10/17/22	200	205
	Nordic Investment Bank	0.375%	5/19/23	200	200
	Nordic Investment Bank	2.875%	7/19/23	200	216
	Nordic Investment Bank	2.250%	5/21/24	200	213
[9]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	104
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	411
[9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	533
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	218
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	104
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	125	137
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	303	331
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	150	172
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	308	361
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	195	295
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	300	347
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	715	922
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	500	641
	Petroleos Mexicanos	2.378%	4/15/25	25	26
	Province of Alberta	2.200%	7/26/22	400	414
	Province of Alberta	3.350%	11/1/23	375	408
	Province of Alberta	2.950%	1/23/24	300	324
	Province of Alberta	1.875%	11/13/24	450	471
	Province of Alberta	1.000%	5/20/25	485	489
	Province of Alberta	3.300%	3/15/28	250	289
	Province of British Columbia	2.000%	10/23/22	200	208
	Province of British Columbia	1.750%	9/27/24	225	236
	Province of British Columbia	2.250%	6/2/26	300	325
	Province of Manitoba	2.050%	11/30/20	300	302
	Province of Manitoba	2.100%	9/6/22	150	155
	Province of Manitoba	2.600%	4/16/24	150	161
	Province of Manitoba	2.125%	6/22/26	90	97
	Province of New Brunswick	2.500%	12/12/22	95	100
	Province of New Brunswick	3.625%	2/24/28	105	123
	Province of Ontario	2.500%	9/10/21	575	589
	Province of Ontario	2.400%	2/8/22	525	542

380

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Ontario	2.550%	4/25/22	350	364
	Province of Ontario	2.250%	5/18/22	500	517
	Province of Ontario	2.450%	6/29/22	150	156
	Province of Ontario	2.200%	10/3/22	400	415
	Province of Ontario	3.400%	10/17/23	760	831
	Province of Ontario	3.050%	1/29/24	250	272
	Province of Ontario	3.200%	5/16/24	150	165
	Province of Ontario	2.500%	4/27/26	250	273
	Province of Ontario	2.300%	6/15/26	900	968
	Province of Ontario	2.000%	10/2/29	585	621
	Province of Quebec	2.750%	8/25/21	325	334
	Province of Quebec	2.375%	1/31/22	390	402
	Province of Quebec	2.625%	2/13/23	425	449
	Province of Quebec	1.500%	2/11/25	400	411
	Province of Quebec	2.500%	4/20/26	200	219
	Province of Quebec	2.750%	4/12/27	850	949
	Province of Quebec	7.500%	9/15/29	475	732
	Province of Quebec	1.350%	5/28/30	400	403
	Province of Saskatchewan	8.500%	7/15/22	58	67
	Republic of Chile	2.250%	10/30/22	175	181
	Republic of Chile	3.125%	1/21/26	485	530
[3]	Republic of Chile	3.240%	2/6/28	460	504
	Republic of Chile	2.450%	1/31/31	200	206
[3]	Republic of Chile	2.550%	1/27/32	200	208
[3]	Republic of Chile	3.500%	1/25/50	475	532
	Republic of Colombia	4.375%	7/12/21	450	462
	Republic of Colombia	4.000%	2/26/24	400	420
	Republic of Colombia	8.125%	5/21/24	100	120
[3]	Republic of Colombia	4.500%	1/28/26	322	348
[3]	Republic of Colombia	3.875%	4/25/27	765	804
[3]	Republic of Colombia	4.500%	3/15/29	450	489
[3]	Republic of Colombia	3.000%	1/30/30	200	196
[3]	Republic of Colombia	3.125%	4/15/31	200	197
	Republic of Colombia	10.375%	1/28/33	200	307
	Republic of Colombia	7.375%	9/18/37	300	408
	Republic of Colombia	6.125%	1/18/41	125	154
[3]	Republic of Colombia	5.625%	2/26/44	475	562
[3]	Republic of Colombia	5.000%	6/15/45	965	1,074
	Republic of Colombia	5.200%	5/15/49	600	693
[3]	Republic of Colombia	4.125%	5/15/51	200	197
	Republic of Hungary	6.375%	3/29/21	422	439
	Republic of Hungary	5.375%	2/21/23	400	438
	Republic of Hungary	5.750%	11/22/23	400	454
	Republic of Hungary	5.375%	3/25/24	350	397
	Republic of Hungary	7.625%	3/29/41	290	486
	Republic of Indonesia	2.950%	1/11/23	425	437
	Republic of Indonesia	4.100%	4/24/28	200	221
	Republic of Indonesia	4.750%	2/11/29	425	492
	Republic of Indonesia	3.400%	9/18/29	200	212
	Republic of Indonesia	2.850%	2/14/30	200	204
	Republic of Indonesia	3.850%	10/15/30	200	222
[5]	Republic of Indonesia	4.750%	7/18/47	200	234
	Republic of Indonesia	4.350%	1/11/48	525	591
	Republic of Indonesia	3.700%	10/30/49	200	208
	Republic of Indonesia	4.200%	10/15/50	430	481
	Republic of Indonesia	4.450%	4/15/70	200	230
	Republic of Italy	6.875%	9/27/23	590	683
	Republic of Italy	2.375%	10/17/24	475	482
	Republic of Italy	2.875%	10/17/29	400	400
	Republic of Italy	5.375%	6/15/33	475	594
	Republic of Italy	4.000%	10/17/49	500	510
	Republic of Korea	3.875%	9/11/23	200	219
	Republic of Korea	5.625%	11/3/25	100	124
	Republic of Korea	2.750%	1/19/27	1,000	1,087
	Republic of Korea	3.875%	9/20/48	125	172
[3]	Republic of Panama	4.000%	9/22/24	200	217
[3]	Republic of Panama	3.750%	3/16/25	207	224
	Republic of Panama	7.125%	1/29/26	168	212
	Republic of Panama	8.875%	9/30/27	238	338
[3]	Republic of Panama	3.875%	3/17/28	460	517
	Republic of Panama	9.375%	4/1/29	300	455
[3]	Republic of Panama	6.700%	1/26/36	292	419
[3]	Republic of Panama	4.500%	4/16/50	410	501
[3]	Republic of Panama	4.300%	4/29/53	400	477
[3]	Republic of Panama	4.500%	4/1/56	700	857
[3]	Republic of Panama	3.870%	7/23/60	200	227
	Republic of Peru	7.350%	7/21/25	225	286
[3]	Republic of Peru	2.392%	1/23/26	200	209
[3]	Republic of Peru	2.783%	1/23/31	200	213
	Republic of Peru	8.750%	11/21/33	645	1,075
[3]	Republic of Peru	6.550%	3/14/37	325	494
	Republic of Peru	5.625%	11/18/50	475	749
	Republic of Poland	5.125%	4/21/21	245	254
	Republic of Poland	5.000%	3/23/22	775	831
	Republic of Poland	3.000%	3/17/23	325	344
	Republic of Poland	3.250%	4/6/26	500	560
	Republic of the Philippines	9.500%	10/21/24	350	457
	Republic of the Philippines	10.625%	3/16/25	100	140
	Republic of the Philippines	5.500%	3/30/26	225	270
	Republic of the Philippines	3.000%	2/1/28	400	431
	Republic of the Philippines	3.750%	1/14/29	400	457
	Republic of the Philippines	9.500%	2/2/30	300	487
	Republic of the Philippines	2.457%	5/5/30	200	209
	Republic of the Philippines	7.750%	1/14/31	400	597
	Republic of the Philippines	6.375%	1/15/32	200	276
	Republic of the Philippines	6.375%	10/23/34	550	791
	Republic of the Philippines	3.950%	1/20/40	700	812
	Republic of the Philippines	3.700%	3/1/41	200	227
	Republic of the Philippines	3.700%	2/2/42	350	402
	Republic of the Philippines	2.950%	5/5/45	500	521
	State of Israel	3.150%	6/30/23	400	427
	State of Israel	2.875%	3/16/26	200	218
	State of Israel	3.250%	1/17/28	300	340
	State of Israel	2.500%	1/15/30	200	216
	State of Israel	2.750%	7/3/30	400	439
	State of Israel	4.500%	1/30/43	200	257
	State of Israel	4.125%	1/17/48	250	310
	State of Israel	3.375%	1/15/50	475	517
	State of Israel	3.875%	7/3/50	400	471
	State of Israel	4.500%	4/3/20	200	254
	Svensk Exportkredit AB	1.625%	9/12/21	300	304
	Svensk Exportkredit AB	3.125%	11/8/21	200	207
	Svensk Exportkredit AB	2.000%	8/30/22	190	196
	Svensk Exportkredit AB	1.625%	11/14/22	200	206
	Svensk Exportkredit AB	2.875%	3/14/23	195	208
	Svensk Exportkredit AB	0.625%	5/14/25	200	200
	Syngenta Finance NV	3.125%	3/28/22	100	101
	United Mexican States	3.625%	3/15/22	548	570
	United Mexican States	3.600%	1/30/25	510	539
[3]	United Mexican States	3.900%	4/27/25	400	427
	United Mexican States	4.125%	1/21/26	445	480
	United Mexican States	4.150%	3/28/27	800	858
	United Mexican States	3.750%	1/11/28	675	702
	United Mexican States	4.500%	4/22/29	950	1,027
[3]	United Mexican States	3.250%	4/16/30	700	689
	United Mexican States	8.300%	8/15/31	220	311
[3]	United Mexican States	4.750%	4/27/32	600	661
	United Mexican States	7.500%	4/8/33	100	136
	United Mexican States	6.050%	1/11/40	883	1,067
	United Mexican States	4.750%	3/8/44	765	797
	United Mexican States	5.550%	1/21/45	510	594
	United Mexican States	4.600%	1/23/46	600	613
	United Mexican States	4.350%	1/15/47	760	753
	United Mexican States	4.600%	2/10/48	255	261
[3]	United Mexican States	4.500%	1/31/50	600	617
[3]	United Mexican States	5.000%	4/27/51	600	647
	United Mexican States	5.750%	10/12/10	342	375
Total Sovereign Bonds (Cost $165,610)					177,752

381

Total Bond Market Index Portfolio

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	75	79
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	150	221
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	50	70
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	50	81
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	125	226
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	75	81
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	158
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	436
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	359
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	150	154
California GO	5.700%	11/1/21	250	267
California GO	3.375%	4/1/25	100	112
California GO	2.650%	4/1/26	75	82
California GO	3.500%	4/1/28	150	174
California GO	2.500%	10/1/29	70	76
California GO	4.500%	4/1/33	190	224
California GO	7.500%	4/1/34	350	571
California GO	4.600%	4/1/38	300	351
California GO	7.300%	10/1/39	75	125
California GO	7.350%	11/1/39	1,425	2,397
California GO	7.625%	3/1/40	205	362
California GO	7.600%	11/1/40	200	367
California State University Systemwide Revenue	3.899%	11/1/47	50	62
California State University Systemwide Revenue	2.975%	11/1/51	100	107
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	71
Chicago IL GO	7.045%	1/1/29	50	52
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	100	144
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	125	186
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	75	97
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	125	172
Clark County NV Airport System Revenue	6.820%	7/1/45	100	156
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	100	118
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	105	123
Commonwealth of Massachusetts	2.514%	7/1/41	50	50
Connecticut GO	5.090%	10/1/30	175	209
Connecticut GO	5.850%	3/15/32	200	271
Cook County IL GO	6.229%	11/15/34	50	70
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	163
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	76
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	75	94
Dallas TX Independent School District GO	6.450%	2/15/35	100	103
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	60	62
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	75	76
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	150	215
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	150	153
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	75	77
George Washington University	4.126%	9/15/48	300	368
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	245	356
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	147	215
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	74	107
Grand Parkway Transportation Corp	3.236%	10/1/52	175	182
Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	107
Houston TX GO	6.290%	3/1/32	130	167
Illinois GO	4.950%	6/1/23	284	287
Illinois GO	5.100%	6/1/33	1,280	1,298
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	72
JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	150	169
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	100	125
JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	75	80
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	25	25
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	100	172
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	100	179
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	255
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	173
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	296
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	101
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	84
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	50	73
Massachusetts GO	4.200%	12/1/21	115	118
Massachusetts GO	5.456%	12/1/39	150	212
Massachusetts GO	2.813%	9/1/43	225	241
Massachusetts GO	2.900%	9/1/49	100	109
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	100	139
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	50	51
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	71

382

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	50	76
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	175	204
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	140
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	125	134
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	75	79
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	75	81
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	200	221
	Michigan State University Revenue	4.496%	8/15/48	50	57
	Mississippi GO	5.245%	11/1/34	50	68
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	100	124
[10]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	225	272
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	100	102
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	75	70
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	400	483
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	100	93
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	169
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	661
	New York City NY GO	6.246%	6/1/35	25	25
	New York City NY GO	5.517%	10/1/37	50	71
	New York City NY GO	6.271%	12/1/37	100	154
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	50	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	100	151
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	175	275
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	150	198
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	100	140
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	75	104
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	647
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	59
	New York State Dormitory Authority Revenue	3.142%	7/1/43	260	268
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	50	53
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	100	130
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	50	54
	New York State Thruway Authority	2.900%	1/1/35	75	81
	New York State Thruway Authority	3.500%	1/1/42	50	51
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	100	114
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	150	190
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	150	265
	Ohio State University General Receipts Revenue	4.910%	6/1/40	100	142
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	126
	Ohio State University General Receipts Revenue	4.800%	6/1/11	100	152
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	75	78
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	89
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	150	218
	Oregon GO	5.762%	6/1/23	107	118
	Oregon GO	5.892%	6/1/27	75	94
[11]	Oregon School Boards Association GO	5.528%	6/30/28	50	60
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	50	60
	Pennsylvania State University	2.790%	9/1/43	200	206
	Pennsylvania State University	2.840%	9/1/50	100	104
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	77
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	75	102
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	250	347
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	100	111
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	30	36
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	100	139
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	550	730
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	100	137
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	100	106
	Princeton University	5.700%	3/1/39	200	310
[3]	Princeton University	2.516%	7/1/50	100	104
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	130	132
	Regents of the University of California Medical Center Pooled Revenue	3.706%	5/15/20	60	62
	Regents of the University of California Revenue	3.063%	7/1/25	100	110

383

Total Bond Market Index Portfolio

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	100	167
	Riverside County California Taxable Pension Obligation	3.818%	2/15/38	50	56
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	67
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	25	26
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	75	91
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	75	77
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	50	54
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	100	123
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	150	207
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	125	185
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	125	187
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	155
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	100	170
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	100	108
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	253
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	50	51
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	100	156
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	75	78
	Texas GO	5.517%	4/1/39	50	73
	Texas GO	3.211%	4/1/44	225	238
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	175	180
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	224
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	66
	Texas Transportation Commission Revenue	2.562%	4/1/42	100	102
	University of California Regents Medical Center Revenue	6.548%	5/15/48	350	559
	University of California Regents Medical Center Revenue	6.583%	5/15/49	50	79
	University of California Revenue	5.946%	5/15/45	175	258
	University of California Revenue	4.858%	5/15/12	175	243
	University of California Revenue	4.767%	5/15/15	100	135
	University of Michigan Revenue	2.437%	4/1/40	100	103
	University of Michigan Revenue	2.562%	4/1/50	100	104
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	25	28
	University of Pittsburgh of the Commonwealth System of Higher Education	3.555%	9/15/19	250	294
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	50	59
	University of Texas Revenue	3.354%	8/15/47	50	59
	University of Texas System	2.439%	8/15/49	50	49
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	75	101
	University of Virginia Revenue	4.179%	9/1/17	50	68
	Utah GO	4.554%	7/1/24	40	42
	Utah GO	3.539%	7/1/25	50	54
	Washington GO	5.140%	8/1/40	150	219
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	273
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	100	111
[11]	Wisconsin GO	5.700%	5/1/26	60	69
Total Taxable Municipal Bonds (Cost $25,768)					32,024

		Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
[12] Vanguard Market Liquidity Fund (Cost $158,434)	0.227%	1,584,752	158,475
Total Investments (102.7%) (Cost $4,376,593)			4,726,500
Other Asset and Liabilities—Net (-2.7%)			(125,506)
Net Assets (100%)			4,600,994

Cost is in $000.

*	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2020.
1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $53,576,000, representing 1.2% of net assets.
6	Non-income-producing security—security in default.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Bond Market Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,218,159)	4,568,025
Affiliated Issuers (Cost $158,434)	158,475
Total Investments in Securities	4,726,500
Investment in Vanguard	204
Cash	1,148
Receivables for Investment Securities Sold	36,151
Receivables for Accrued Income	24,688
Receivables for Capital Shares Issued	3,706
Total Assets	4,792,397
Liabilities
Payables for Investment Securities Purchased	190,153
Payables for Capital Shares Redeemed	918
Payables to Vanguard	332
Total Liabilities	191,403
Net Assets	4,600,994

At June 30, 2020, net assets consisted of:

Paid-in Capital	4,181,525
Total Distributable Earnings (Loss)	419,469
Net Assets	4,600,994

Net Assets
Applicable to 363,589,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,600,994
Net Asset Value Per Share	$12.65

See accompanying Notes, which are an integral part of the Financial Statements.

385

Total Bond Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	55,975
Total Income	55,975
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative	2,732
Marketing and Distribution	259
Custodian Fees	23
Shareholders’ Reports	22
Trustees’ Fees and Expenses	2
Total Expenses	3,093
Net Investment Income	52,882
Realized Net Gain (Loss)
Investment Securities Sold[1]	26,798
Futures Contracts	87
Realized Net Gain (Loss)	26,885
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	188,389
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	188,389
Net Increase (Decrease) in Net Assets Resulting from Operations	268,156

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $436,000, ($4,000), and $33,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,882	107,635
Realized Net Gain (Loss)	26,885	8,028
Change in Unrealized Appreciation (Depreciation)	188,389	204,615
Net Increase (Decrease) in Net Assets Resulting from Operations	268,156	320,278
Distributions[1]
Total Distributions	(107,753)	(97,897)
Capital Share Transactions
Issued	816,925	1,031,614
Issued in Lieu of Cash Distributions	107,753	97,897
Redeemed	(784,090)	(586,442)
Net Increase (Decrease) from Capital Share Transactions	140,588	543,069
Total Increase (Decrease)	300,991	765,450
Net Assets
Beginning of Period	4,300,003	3,534,553
End of Period	4,600,994	4,300,003

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Bond Market Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.21	$11.54	$11.86	$11.77	$11.79	$12.07
Investment Operations
Net Investment Income	.148 [1]	.324 [1]	.313 [1]	.292 [1]	.283	.276
Net Realized and Unrealized Gain (Loss) on Investments	.604	.657	(.343)	.119	.007	(.233)
Total from Investment Operations	.752	.981	(.030)	.411	.290	.043
Distributions
Dividends from Net Investment Income	(.312)	(.311)	(.267)	(.283)	(.277)	(.272)
Distributions from Realized Capital Gains	—	—	(.023)	(.038)	(.033)	(.051)
Total Distributions	(.312)	(.311)	(.290)	(.321)	(.310)	(.323)
Net Asset Value, End of Period	$12.65	$12.21	$11.54	$11.86	$11.77	$11.79

Total Return	6.24%	8.67%	-0.21%	3.57%	2.47%	0.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,601	$4,300	$3,535	$3,498	$2,985	$2,799
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.72%	2.74%	2.48%	2.41%	2.43%
Portfolio Turnover Rate[2]	46%	80%	89%	91%	104%	149%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 0%, 19%, 26%, 24%, 33%, and 61% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Bond Market Index Portfolio

Notes to Financial Statements

The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2020.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received

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Total Bond Market Index Portfolio

by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

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Total Bond Market Index Portfolio

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $204,000, representing less than 0.01%of the portfolio’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,899,110	—	2,899,110
Asset-Backed/Commercial Mortgage-Backed Securities	—	121,907	—	121,907
Corporate Bonds	—	1,337,232	—	1,337,232
Sovereign Bonds	—	177,752	—	177,752
Taxable Municipal Bonds	—	32,024	—	32,024
Temporary Cash Investments	158,475	—	—	158,475
Total	158,475	4,568,025	—	4,726,500

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,376,593
Gross Unrealized Appreciation	352,945
Gross Unrealized Depreciation	(3,038)
Net Unrealized Appreciation (Depreciation)	349,907

The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the portfolio had available capital losses totaling $3,796,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the portfolio purchased $324,488,000 of investment securities and sold $162,702,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,799,754,000 and $1,862,702,000, respectively.

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Total Bond Market Index Portfolio

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	65,574	86,771
Issued in Lieu of Cash Distributions	8,789	8,535
Redeemed	(62,970)	(49,300)
Net Increase (Decrease) in Shares Outstanding	11,393	46,006

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 37% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

391

Total Bond Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Total Bond Market Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Total International Stock Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Total International Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total International Stock Market Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

●   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses, including annual expenses, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Market Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$893.12	$0.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.37	0.50

The calculations are based on the Total International Stock Market Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Total International Stock Market Index Portfolio’s annualized expense figure for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (182/366).

Total International Stock Market Index Portfolio

Portfolio Allocation

As of June 30, 2020

Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0
Vanguard Emerging Markets Stock Index Fund Admiral Shares	16.6
Vanguard European Stock Index Fund Admiral Shares	13.2
Vanguard Pacific Stock Index Fund Admiral Shares	9.6
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	2.7
Vanguard FTSE Canada All Cap Index ETF	1.9

This table reflects the portfolio’s investments, except for short-term investments.

Total International Stock Market Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	6,143,728	182,346
Vanguard Developed Markets Index Fund Admiral Shares	14,569,088	182,114
Vanguard Emerging Markets Stock Index Fund Admiral Shares	3,242,751	107,757
Vanguard European Stock Index Fund Admiral Shares	1,358,488	85,571
Vanguard Pacific Stock Index Fund Admiral Shares	786,006	62,212
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	729,067	17,461
Vanguard FTSE Canada All Cap Index ETF	547,842	12,570
Total Investments (100.0%) (Cost $693,811)		650,031
Other Assets and Liabilities—Net (0.0%)		32
Net Assets (100%)		650,063

Cost is in $000.

• See Note A in Notes to Financial Statements.

Total International Stock Market Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $693,811)	650,031
Foreign Currency (Cost $187)	187
Receivables for Investment Securities Sold	959
Receivables for Capital Shares Issued	94
Total Assets	651,271
Liabilities
Due to Custodian	441
Payables for Capital Shares Redeemed	767
Total Liabilities	1,208
Net Assets	650,063

At June 30, 2020, net assets consisted of:

Paid-in Capital	690,211
Total Distributable Earnings (Loss)	(40,148)
Net Assets	650,063

Net Assets
Applicable to 35,219,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	650,063
Net Asset Value Per Share	$18.46

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	4,502
Net Investment Income—Note B	4,502
Realized Net Gain (Loss)
Affiliated Funds Sold	355
Foreign Currencies	(2)
Realized Net Gain (Loss)	353
Change in Unrealized Appreciation (Depreciation)	(51,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,290)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,502	10,299
Realized Net Gain (Loss)	353	3,231
Change in Unrealized Appreciation (Depreciation)	(51,145)	40,254
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,290)	53,784
Distributions[1]
Total Distributions	(14,480)	(5,019)
Capital Share Transactions
Issued	409,655	207,150
Issued in Lieu of Cash Distributions	14,480	5,019
Redeemed	(115,292)	(59,021)
Net Increase (Decrease) from Capital Share Transactions	308,843	153,148
Total Increase (Decrease)	248,073	201,913
Net Assets
Beginning of Period	401,990	200,077
End of Period	650,063	401,990

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Financial Highlights

	Six Months			Sept. 7,
	Ended	Year Ended		2017[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.38	$17.94	$21.15	$20.00
Investment Operations
Net Investment Income[2]	0.156	.691	.646	.341
Capital Gain Distributions Received[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.544)	3.134	(3.716)	.809
Total from Investment Operations	(2.388)	3.825	(3.070)	1.150
Distributions
Dividends from Net Investment Income	(.415)	(.383)	(.127)	—
Distributions from Realized Capital Gains	(.117)	(.002)	(.013)	—
Total Distributions	(.532)	(.385)	(.140)	—
Net Asset Value, End of Period	$18.46	$21.38	$17.94	$21.15

Total Return	-10.69%	21.55%	-14.62%	5.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$650	$402	$200	$71
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expense	0.10%	0.11%	0.11%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	1.72%	3.50%	3.23%	5.20%[3]
Portfolio Turnover Rate	39%	15%	6%	5%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Market Index Portfolio

Notes to Financial Statements

The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Stock Market Index Portfolio

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	693,988
Gross Unrealized Appreciation	16,988
Gross Unrealized Depreciation	(60,945)
Net Unrealized Appreciation (Depreciation)	(43,957)

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	21,303	10,380
Issued in Lieu of Cash Distributions	936	260
Redeemed	(5,824)	(2,988)
Net Increase (Decrease) in Shares Outstanding	16,415	7,652

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 28% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.

Total International Stock Market Index Portfolio

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	179	NA1	NA1	(2)	—	1	—	—
Vanguard Developed Markets Index Fund	111,110	107,395	22,341	1,720	(15,770)	1,388	—	182,114
Vanguard Emerging Markets Stock Index Fund	57,119	70,402	16,211	922	(4,475)	546	—	107,757
Vanguard European Stock Index Fund	52,231	53,088	12,101	1,092	(8,739)	909	—	85,571
Vanguard FTSE Canada All Cap Index ETF	4,942	7,876	—	—	(248)	150	—	12,570
Vanguard FTSE All-World ex-US Index Fund	111,024	106,281	21,607	1,413	(14,765)	1,283	—	182,346
Vanguard FTSE All-World ex-US Small-Cap Index Fund	27,739	20,521	22,430	(5,215)	(3,154)	—	—	17,461
Vanguard Pacific Stock Index Fund	37,595	36,554	8,368	425	(3,994)	225	—	62,212
Total	401,939	402,117	103,058	355	(51,145)	4,502	—	650,031

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Total International Stock Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the portfolio’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total International Stock Market Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total International Stock Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Total Stock Market Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A typical portfolio’s expenses are expressed as a percentage of its average net assets. The Total Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Stock Market Index Portfolio.

The accompanying table illustrates your portfolio’s costs in two ways:

●   Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense figure does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$963.74	$0.63
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.22	$0.65

The calculations are based on the Total Stock Market Index Portfolio’s acquired fund fees and expenses for the most recent six-month period. The Total Stock Market Index Portfolio’s annualized expense figure for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the recent 12-month period (182/366).

Total Stock Market Index Portfolio

Underlying Vanguard Funds

As of June 30, 2020

Vanguard Variable Insurance Funds Equity Index Portfolio	84.4%
Vanguard Extended Market Index Fund Admiral Shares	15.6

The table reflects the portfolio’s investments, except for short-term investments.

Total Stock Market Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Funds (100.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	55,275,882	2,434,350
Vanguard Extended Market Index Fund Admiral Shares	5,019,496	450,801
Total Investments (100.2%) (Cost $2,334,530)		2,885,151
Other Assets and Liabilities—Net (-0.2%)		(5,985)
Net Assets (100%)		2,879,166

Cost is in $000.

• See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,334,530)	2,885,151
Receivables for Investment Securities Sold	1,873
Receivables for Capital Shares Issued	253
Total Assets	2,887,277
Liabilities
Due to Custodian	1,873
Payables for Capital Shares Redeemed	6,238
Total Liabilities	8,111
Net Assets	2,879,166

At June 30, 2020, net assets consisted of:

Paid-in Capital	2,198,488
Total Distributable Earnings (Loss)	680,678
Net Assets	2,879,166

Net Assets
Applicable to 74,174,834 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,879,166
Net Asset Value Per Share	$38.82

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	43,560
Net Investment Income—Note B	43,560
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	48,616
Affiliated Funds Sold	42,048
Realized Net Gain (Loss)	90,664
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(240,957)
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,733)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,560	43,273
Realized Net Gain (Loss)	90,664	89,139
Change in Unrealized Appreciation (Depreciation)	(240,957)	502,495
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,733)	634,907
Distributions[1]
Total Distributions	(134,229)	(103,354)
Capital Share Transactions
Issued	443,065	322,975
Issued in Lieu of Cash Distributions	134,229	103,354
Redeemed	(213,861)	(248,175)
Net Increase (Decrease) from Capital Share Transactions	363,433	178,154
Total Increase (Decrease)	122,471	709,707
Net Assets
Beginning of Period	2,756,695	2,046,988
End of Period	2,879,166	2,756,695

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Portfolio

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$42.81	$34.26	$38.26	$34.10	$32.06	$33.46
Investment Operations
Net Investment Income	.617[1]	.694[1]	.603[1]	.604[1]	.710	.480
Capital Gain Distributions Received	.688[1]	.789[1]	.494[1]	.890[1]	.478	.672
Net Realized and Unrealized Gain (Loss) on Investments	(3.329)	8.792	(2.964)	5.270	2.598	(1.019)
Total from Investment Operations	(2.024)	10.275	(1.867)	6.764	3.786	.133
Distributions
Dividends from Net Investment Income	(.671)	(.618)	(.600)	(.699)	(.484)	(.433)
Distributions from Realized Capital Gains	(1.295)	(1.107)	(1.533)	(1.905)	(1.262)	(1.100)
Total Distributions	(1.966)	(1.725)	(2.133)	(2.604)	(1.746)	(1.533)
Net Asset Value, End of Period	$38.82	$42.81	$34.26	$38.26	$34.10	$32.06

Total Return	-3.63%	30.75%	-5.34%	20.97%	12.56%	0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,879	$2,757	$2,047	$2,104	$1,735	$1,699
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.79%	1.59%	1.71%	2.10%	1.53%
Portfolio Turnover Rate	4%	4%	5%	6%	9%	5%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

Notes to Financial Statements

The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available on vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Total Stock Market Index Portfolio

2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2020, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the portfolio’s investments was determined based on Level 1 inputs.

Total Stock Market Index Portfolio

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,334,530
Gross Unrealized Appreciation	577,012
Gross Unrealized Depreciation	(26,391)
Net Unrealized Appreciation (Depreciation)	550,621

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	11,066	8,273
Issued in Lieu of Cash Distributions	4,288	2,779
Redeemed	(5,575)	(6,412)
Net Increase (Decrease) in Shares Outstanding	9,779	4,640

At June 30, 2020, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 48% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index Fund	449,314	75,366	44,149	10,662	(40,392)	2,116	—	450,801
Vanguard Market Liquidity Fund	13	NA1	NA1	(1)	—	3	—	—
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,307,447	373,404	77,323	31,387	(200,565)	41,441	48,616	2,434,350
Total	2,756,774	448,770	121,472	42,048	(240,957)	43,560	48,616	2,885,151

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Total Stock Market Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the portfolio and its underlying funds ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Total Stock Market Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

Equity Index Portfolio

About Your Portfolio’s Expenses

As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.

A portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your portfolio’s costs in two ways:

●    Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio’s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the portfolio’s expenses in the Financial Statements section. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Index Portfolio	12/31/2019	6/30/2020	Period
Based on Actual Portfolio Return	$1,000.00	$968.30	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.17	0.70

The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

415

Equity Index Portfolio

Portfolio Allocation

As of June 30, 2020

Communication Services	10.8%
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.1
Health Care	14.6
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.8
Utilities	3.1

The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

416

Equity Index Portfolio

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Communication Services (10.7%)
*	Facebook Inc. Class A	595,301	135,175
*	Alphabet Inc. Class A	73,866	104,746
*	Alphabet Inc. Class C	72,817	102,935
	Verizon Communications Inc.	1,024,361	56,473
	AT&T Inc.	1,763,927	53,324
	Walt Disney Co.	447,182	49,865
*	Netflix Inc.	108,883	49,546
	Comcast Corp. Class A	1,127,593	43,954
*	Charter Communications Inc. Class A	37,309	19,029
*	T-Mobile US Inc.	141,165	14,702
	Activision Blizzard Inc.	190,741	14,477
*	Electronic Arts Inc.	71,462	9,437
*	Twitter Inc.	194,281	5,788
*	Take-Two Interactive Software Inc.	28,221	3,939
	ViacomCBS Inc. Class B	133,987	3,125
	Omnicom Group Inc.	53,135	2,901
	CenturyLink Inc.	245,103	2,458
	Fox Corp. Class A	85,042	2,281
*	DISH Network Corp. Class A	63,841	2,203
	Interpublic Group of Cos. Inc.	96,169	1,650
*	Live Nation Entertainment Inc.	35,073	1,555
*	Discovery Communications Inc. Class C	78,731	1,516
	News Corp. Class A	107,919	1,280
	Fox Corp. Class B	39,306	1,055
*	Discovery Inc. Class A	39,500	833
	News Corp. Class B	18,080	216
*	T-Mobile US Inc. Rights Exp. 07/27/2020	47,414	8
			684,471
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	103,725	286,159
	Home Depot Inc.	266,267	66,703
	McDonald’s Corp.	184,090	33,959
	NIKE Inc. Class B	307,009	30,102
	Lowe’s Cos. Inc.	186,918	25,256
	Starbucks Corp.	289,202	21,282
*	Booking Holdings Inc.	10,134	16,137
	TJX Cos. Inc.	296,569	14,994
	Target Corp.	123,786	14,846
	Dollar General Corp.	62,315	11,872
	eBay Inc.	163,524	8,577
	General Motors Co.	311,772	7,888
*	O’Reilly Automotive Inc.	18,375	7,748
	Ross Stores Inc.	87,986	7,500
*	Chipotle Mexican Grill Inc.	6,353	6,686
*	AutoZone Inc.	5,780	6,520
	Yum! Brands Inc.	74,532	6,478
	Ford Motor Co.	967,215	5,881
	Marriott International Inc. Class A	66,651	5,714
*	Dollar Tree Inc.	58,730	5,443
	Aptiv plc	66,321	5,168
	Hilton Worldwide Holdings Inc.	68,665	5,043
	Best Buy Co. Inc.	56,277	4,911
	VF Corp.	78,971	4,812
	DR Horton Inc.	81,968	4,545
	Lennar Corp. Class A	67,295	4,147
	Las Vegas Sands Corp.	83,223	3,790
	Tractor Supply Co.	28,643	3,775
*	CarMax Inc.	40,309	3,610
	Domino’s Pizza Inc.	9,690	3,580
	Garmin Ltd.	35,967	3,507
	Tiffany & Co.	27,065	3,300
	Genuine Parts Co.	35,792	3,112
*	Ulta Beauty Inc.	13,961	2,840
*	NVR Inc.	856	2,789
	Expedia Group Inc.	33,595	2,761
	Advance Auto Parts Inc.	17,089	2,434
	Darden Restaurants Inc.	32,120	2,434
	Hasbro Inc.	31,634	2,371
	Royal Caribbean Cruises Ltd.	42,421	2,134
	PulteGroup Inc.	62,546	2,128
	MGM Resorts International	122,442	2,057
	Whirlpool Corp.	15,344	1,987
*	LKQ Corp.	75,174	1,970
^	Carnival Corp.	116,953	1,920
	BorgWarner Inc.	51,409	1,815
	Wynn Resorts Ltd.	23,965	1,785
	Newell Brands Inc.	94,227	1,496
*	Mohawk Industries Inc.	14,701	1,496
	Leggett & Platt Inc.	32,654	1,148
*	Norwegian Cruise Line Holdings Ltd.	63,285	1,040
	Hanesbrands Inc.	85,895	970
	Tapestry Inc.	68,494	910
	L Brands Inc.	57,965	868
	Ralph Lauren Corp. Class A	11,788	855
	PVH Corp.	17,507	841
	Kohl’s Corp.	38,931	809
	H&R Block Inc.	47,811	683
	Gap Inc.	52,142	658
*	Under Armour Inc. Class A	46,204	450
*	Under Armour Inc. Class C	48,864	432
	Lennar Corp. Class B	1,029	47
			687,173
Consumer Staples (6.9%)
	Procter & Gamble Co.	612,901	73,285
	PepsiCo Inc.	343,496	45,431
	Coca-Cola Co.	956,990	42,758
	Walmart Inc.	350,536	41,987
	Costco Wholesale Corp.	109,304	33,142
	Philip Morris International Inc.	385,490	27,007
	Mondelez International Inc. Class A	353,367	18,068
	Altria Group Inc.	460,092	18,059
	Colgate-Palmolive Co.	212,045	15,534
	Kimberly-Clark Corp.	84,308	11,917
	Estee Lauder Cos. Inc. Class A	55,653	10,501
	General Mills Inc.	150,035	9,250
	Walgreens Boots Alliance Inc.	182,440	7,734
	Constellation Brands Inc. Class A	41,588	7,276
	Sysco Corp.	125,703	6,871
	Clorox Co.	30,967	6,793
	Kroger Co.	194,622	6,588
*	Monster Beverage Corp.	92,530	6,414
	McCormick & Co. Inc.	30,602	5,490
	Archer-Daniels-Midland Co.	137,531	5,487
	Kraft Heinz Co.	154,275	4,920
	Hershey Co.	36,501	4,731
	Church & Dwight Co. Inc.	60,869	4,705
	Tyson Foods Inc. Class A	72,865	4,351
	Conagra Brands Inc.	120,624	4,242
	Kellogg Co.	61,937	4,092
	Hormel Foods Corp.	69,444	3,352
	J M Smucker Co.	28,267	2,991
	Brown-Forman Corp. Class B	45,216	2,878
	Lamb Weston Holdings Inc.	36,140	2,310
	Campbell Soup Co.	41,770	2,073
	Molson Coors Beverage Co. Class B	46,423	1,595
	Coty Inc. Class A	72,432	324
			442,156
Energy (2.8%)
	Exxon Mobil Corp.	1,046,780	46,812
	Chevron Corp.	462,204	41,242
	ConocoPhillips	265,489	11,156
	Phillips 66	108,107	7,773
	Kinder Morgan Inc.	481,455	7,304
	EOG Resources Inc.	144,090	7,300
	Schlumberger Ltd.	343,499	6,317
	Marathon Petroleum Corp.	160,999	6,018
	Valero Energy Corp.	100,937	5,937
	Williams Cos. Inc.	300,343	5,712
	Occidental Petroleum Corp.	222,877	4,079
	Pioneer Natural Resources Co.	40,812	3,987
	ONEOK Inc.	108,847	3,616
	Hess Corp.	64,710	3,353
	Halliburton Co.	217,530	2,824
	Concho Resources Inc.	48,802	2,513
	Baker Hughes Co. Class A	162,524	2,501
	Cabot Oil & Gas Corp.	98,407	1,691
	Diamondback Energy Inc.	38,965	1,629
	Apache Corp.	93,187	1,258
	Marathon Oil Corp.	196,242	1,201
	National Oilwell Varco Inc.	95,824	1,174
	Devon Energy Corp.	94,768	1,075
	HollyFrontier Corp.	36,773	1,074
	Noble Energy Inc.	118,447	1,061
	TechnipFMC plc	104,433	714
*	ChampionX Corp.	1,938	19
			179,340

417

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	449,611	80,260
	JPMorgan Chase & Co.	754,341	70,953
	Bank of America Corp.	1,932,949	45,908
	Citigroup Inc.	515,419	26,338
	Wells Fargo & Co.	923,714	23,647
	BlackRock Inc.	38,190	20,779
	S&P Global Inc.	59,633	19,648
	American Express Co.	163,407	15,556
	Goldman Sachs Group Inc.	76,621	15,142
	CME Group Inc.	88,769	14,429
	Morgan Stanley	296,467	14,319
	Chubb Ltd.	111,740	14,149
	Marsh & McLennan Cos. Inc.	126,298	13,561
	Truist Financial Corp.	333,585	12,526
	US Bancorp	339,327	12,494
	Intercontinental Exchange Inc.	135,453	12,408
	Progressive Corp.	144,880	11,606
	PNC Financial Services Group Inc.	105,021	11,049
	Aon plc Class A	57,204	11,017
	Moody’s Corp.	39,917	10,966
	Charles Schwab Corp.	283,654	9,570
	Bank of New York Mellon Corp.	199,453	7,709
	Allstate Corp.	77,752	7,541
	Travelers Cos. Inc.	62,586	7,138
	Capital One Financial Corp.	112,724	7,055
	MSCI Inc. Class A	21,045	7,025
	MetLife Inc.	191,011	6,976
	T. Rowe Price Group Inc.	56,324	6,956
	American International Group Inc.	213,269	6,650
	Aflac Inc.	177,649	6,401
	Willis Towers Watson plc	31,865	6,276
	Prudential Financial Inc.	97,819	5,957
*	Berkshire Hathaway Inc. Class A	21	5,613
	State Street Corp.	87,127	5,537
	MarketAxess Holdings Inc.	9,384	4,701
	Arthur J Gallagher & Co.	46,946	4,577
	Ameriprise Financial Inc.	30,287	4,544
	First Republic Bank	42,447	4,499
	Northern Trust Corp.	51,517	4,087
	Discover Financial Services	75,851	3,799
	Hartford Financial Services Group Inc.	88,805	3,423
	Fifth Third Bancorp	176,358	3,400
	Nasdaq Inc.	28,460	3,400
	M&T Bank Corp.	31,780	3,304
	Synchrony Financial	133,069	2,949
	KeyCorp	241,739	2,944
*	SVB Financial Group	12,774	2,753
	E*TRADE Financial Corp.	54,831	2,727
	Citizens Financial Group Inc.	105,817	2,671
	Regions Financial Corp.	236,468	2,630
	Principal Financial Group Inc.	63,167	2,624
	Cboe Global Markets Inc.	27,189	2,536
	Cincinnati Financial Corp.	37,377	2,393
	Huntington Bancshares Inc.	251,575	2,273
	Raymond James Financial Inc.	30,280	2,084
	Loews Corp.	60,114	2,061
	Everest Re Group Ltd.	9,930	2,048
	W R Berkley Corp.	34,851	1,997
	Globe Life Inc.	24,169	1,794
	Lincoln National Corp.	47,696	1,755
	Assurant Inc.	14,724	1,521
	Franklin Resources Inc.	68,407	1,435
	Zions Bancorp NA	40,440	1,375
	Comerica Inc.	34,319	1,308
	People’s United Financial Inc.	104,826	1,213
	Invesco Ltd.	92,883	999
	Unum Group	50,536	838
			639,821
Health Care (14.6%)
	Johnson & Johnson	652,247	91,726
	UnitedHealth Group Inc.	234,793	69,252
	Merck & Co. Inc.	624,899	48,323
	Pfizer Inc.	1,375,248	44,971
	AbbVie Inc.	436,314	42,837
	Abbott Laboratories	437,899	40,037
	Thermo Fisher Scientific Inc.	97,775	35,428
	Amgen Inc.	145,634	34,349
	Eli Lilly and Co.	208,501	34,232
	Bristol-Myers Squibb Co.	560,176	32,938
	Medtronic plc	332,007	30,445
	Danaher Corp.	155,773	27,545
	Gilead Sciences Inc.	310,461	23,887
	CVS Health Corp.	323,594	21,024
*	Vertex Pharmaceuticals Inc.	64,188	18,634
	Becton Dickinson and Co.	72,999	17,466
	Cigna Corp.	91,350	17,142
*	Intuitive Surgical Inc.	28,870	16,451
	Anthem Inc.	62,418	16,415
	Zoetis Inc.	117,585	16,114
*	Regeneron Pharmaceuticals Inc.	24,972	15,574
	Stryker Corp.	79,805	14,380
*	Illumina Inc.	36,392	13,478
	Humana Inc.	32,731	12,691
*	Boston Scientific Corp.	353,684	12,418
	Baxter International Inc.	125,954	10,845
*	Biogen Inc.	40,400	10,809
*	Edwards Lifesciences Corp.	153,400	10,601
*	DexCom Inc.	22,850	9,263
*	Centene Corp.	143,376	9,112
*	IDEXX Laboratories Inc.	21,025	6,942
	ResMed Inc.	35,811	6,876
	Agilent Technologies Inc.	76,433	6,754
	HCA Healthcare Inc.	65,206	6,329
*	IQVIA Holdings Inc.	43,969	6,238
	McKesson Corp.	40,067	6,147
*	Alexion Pharmaceuticals Inc.	54,671	6,136
	Zimmer Biomet Holdings Inc.	51,198	6,111
	Cerner Corp.	75,341	5,165
*	Align Technology Inc.	17,745	4,870
*	Mettler-Toledo International Inc.	5,918	4,767
*	Incyte Corp.	44,669	4,644
	Teleflex Inc.	11,496	4,184
	West Pharmaceutical Services Inc.	18,215	4,138
*	Laboratory Corp. of America Holdings	24,072	3,999
	Cardinal Health Inc.	72,321	3,774
	Quest Diagnostics Inc.	33,067	3,768
	AmerisourceBergen Corp. Class A	36,779	3,706
*	Hologic Inc.	63,978	3,647
	Cooper Cos. Inc.	12,163	3,450
	STERIS plc	21,059	3,231
*	Waters Corp.	15,350	2,769
*	Varian Medical Systems Inc.	22,527	2,760
	PerkinElmer Inc.	27,624	2,710
*	ABIOMED Inc.	11,132	2,689
	Dentsply Sirona Inc.	54,378	2,396
*	Bio-Rad Laboratories Inc. Class A	5,277	2,383
*	Henry Schein Inc.	35,443	2,070
*	Mylan NV	127,618	2,052
	Perrigo Co. plc	33,651	1,860
	Universal Health Services Inc. Class B	19,170	1,781
*	DaVita Inc.	21,045	1,666
			928,399
Industrials (8.0%)
	Union Pacific Corp.	167,982	28,401
	Honeywell International Inc.	173,752	25,123
	Boeing Co.	132,731	24,330
	Raytheon Technologies Corp.	364,150	22,439
	Lockheed Martin Corp.	61,095	22,295
	3M Co.	142,397	22,212
	United Parcel Service Inc. Class B	174,304	19,379
	Caterpillar Inc.	133,995	16,950
	General Electric Co.	2,165,634	14,791
	CSX Corp.	189,470	13,214
	Illinois Tool Works Inc.	71,168	12,444
	Deere & Co.	77,456	12,172
	Northrop Grumman Corp.	38,381	11,800
	Norfolk Southern Corp.	63,414	11,134
	Waste Management Inc.	96,107	10,179
	Roper Technologies Inc.	25,840	10,033
	Emerson Electric Co.	147,927	9,176
	L3Harris Technologies Inc.	53,441	9,067
	Eaton Corp. plc	99,038	8,664
	General Dynamics Corp.	57,528	8,598
	FedEx Corp.	59,497	8,343
	IHS Markit Ltd.	98,754	7,456
	Verisk Analytics Inc. Class A	40,158	6,835
	PACCAR Inc.	85,564	6,404
	Cummins Inc.	36,518	6,327
	Johnson Controls International plc	184,186	6,288
	Rockwell Automation Inc.	28,675	6,108
	Fastenal Co.	141,784	6,074
	Parker-Hannifin Corp.	31,783	5,825
	Otis Worldwide Corp.	100,773	5,730
	Cintas Corp.	20,866	5,558
	TransDigm Group Inc.	12,451	5,504
	Stanley Black & Decker Inc.	38,163	5,319
	Trane Technologies plc	59,229	5,270
	Equifax Inc.	30,053	5,165
	AMETEK Inc.	56,789	5,075
	Fortive Corp.	73,380	4,965
	Southwest Airlines Co.	132,796	4,539
	Carrier Global Corp.	201,601	4,480
	Republic Services Inc. Class A	51,973	4,264
*	Copart Inc.	51,156	4,260
	Old Dominion Freight Line Inc.	23,372	3,964
	Delta Air Lines Inc.	140,606	3,944
	Kansas City Southern	23,547	3,515
	Dover Corp.	35,674	3,445
	WW Grainger Inc.	10,711	3,365
	Masco Corp.	65,373	3,282

418

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	Expeditors International of Washington Inc.	41,258	3,137
	IDEX Corp.	18,659	2,949
	Xylem Inc.	44,616	2,898
*	Teledyne Technologies Inc.	9,089	2,826
	Jacobs Engineering Group Inc.	32,262	2,736
*	United Rentals Inc.	17,864	2,662
	CH Robinson Worldwide Inc.	33,392	2,640
	Westinghouse Air Brake Technologies Corp.	44,658	2,571
	JB Hunt Transport Services Inc.	20,926	2,518
*	Ingersoll Rand Inc.	85,810	2,413
	Allegion plc	22,871	2,338
	Fortune Brands Home & Security Inc.	34,489	2,205
*	United Airlines Holdings Inc.	62,730	2,171
	Snap-on Inc.	13,418	1,859
	Textron Inc.	56,311	1,853
	Huntington Ingalls Industries Inc.	10,023	1,749
	American Airlines Group Inc.	123,070	1,609
	A O Smith Corp.	33,343	1,571
	Pentair plc	40,875	1,553
	Howmet Aerospace Inc.	94,653	1,500
	Robert Half International Inc.	28,288	1,494
	Rollins Inc.	34,838	1,477
	Quanta Services Inc.	33,970	1,333
	Nielsen Holdings plc	88,092	1,309
	Alaska Air Group Inc.	30,206	1,095
	Flowserve Corp.	32,062	914
			507,085
Information Technology (27.3%)
	Microsoft Corp.	1,877,438	382,077
	Apple Inc.	1,008,665	367,961
	Visa Inc. Class A	417,678	80,683
	Mastercard Inc. Class A	218,805	64,701
	Intel Corp.	1,048,190	62,713
	NVIDIA Corp.	152,288	57,856
*	Adobe Inc.	119,275	51,922
*	PayPal Holdings Inc.	290,685	50,646
	Cisco Systems Inc.	1,049,937	48,969
*	salesforce.com Inc.	223,058	41,785
	Accenture plc Class A	157,701	33,862
	Broadcom Inc.	98,977	31,238
	Texas Instruments Inc.	227,198	28,847
	Oracle Corp.	515,269	28,479
	International Business Machines Corp.	219,822	26,548
	QUALCOMM Inc.	278,495	25,401
	Fidelity National Information Services Inc.	152,955	20,510
*	ServiceNow Inc.	47,212	19,124
	Intuit Inc.	64,557	19,121
	Automatic Data Processing Inc.	106,400	15,842
*	Advanced Micro Devices Inc.	289,950	15,254
*	Micron Technology Inc.	275,350	14,186
	Applied Materials Inc.	226,890	13,715
*	Fiserv Inc.	139,221	13,591
*	Autodesk Inc.	54,264	12,979
	Global Payments Inc.	74,052	12,561
	Lam Research Corp.	35,939	11,625
	Analog Devices Inc.	91,202	11,185
	Cognizant Technology Solutions Corp. Class A	133,829	7,604
	KLA Corp.	38,385	7,465
*	Synopsys Inc.	37,325	7,278
	Amphenol Corp. Class A	73,241	7,017
	TE Connectivity Ltd.	81,663	6,660
*	Cadence Design Systems Inc.	69,103	6,631
	Microchip Technology Inc.	60,740	6,396
*	ANSYS Inc.	21,267	6,204
	HP Inc.	353,979	6,170
	Paychex Inc.	79,041	5,987
	Xilinx Inc.	60,192	5,922
	Motorola Solutions Inc.	42,108	5,901
	Skyworks Solutions Inc.	41,301	5,281
*	FleetCor Technologies Inc.	20,749	5,219
*	VeriSign Inc.	25,166	5,205
	Corning Inc.	187,915	4,867
*	Keysight Technologies Inc.	46,356	4,672
*	Fortinet Inc.	33,218	4,560
*	Akamai Technologies Inc.	40,188	4,304
	Citrix Systems Inc.	28,738	4,251
	CDW Corp.	35,239	4,094
	Maxim Integrated Products Inc.	66,029	4,002
*	Paycom Software Inc.	11,951	3,702
	Broadridge Financial Solutions Inc.	28,449	3,590
	Jack Henry & Associates Inc.	18,942	3,486
*	Tyler Technologies Inc.	9,855	3,418
*	Zebra Technologies Corp.	13,154	3,367
	Western Digital Corp.	74,263	3,279
*	Qorvo Inc.	28,437	3,143
	Leidos Holdings Inc.	33,093	3,100
	Hewlett Packard Enterprise Co.	317,518	3,089
*	Arista Networks Inc.	13,315	2,797
	Seagate Technology plc	55,974	2,710
*	Gartner Inc.	22,035	2,673
	NortonLifeLock Inc.	134,394	2,665
	NetApp Inc.	54,872	2,435
	Western Union Co.	102,022	2,206
*	F5 Networks Inc.	15,032	2,097
	Juniper Networks Inc.	82,017	1,875
*	IPG Photonics Corp.	8,798	1,411
	FLIR Systems Inc.	32,295	1,310
	DXC Technology Co.	62,568	1,032
	Xerox Holdings Corp.	45,469	695
			1,743,151
Materials (2.5%)
	Linde plc	130,010	27,576
	Air Products & Chemicals Inc.	54,661	13,198
	Newmont Corp.	198,662	12,265
	Ecolab Inc.	61,217	12,179
	Sherwin-Williams Co.	20,004	11,559
	DuPont de Nemours Inc.	181,669	9,652
	Dow Inc.	183,403	7,476
	PPG Industries Inc.	58,396	6,194
	Ball Corp.	80,708	5,608
	Corteva Inc.	185,258	4,963
	LyondellBasell Industries NV	63,626	4,182
	Freeport-McMoRan Inc.	359,643	4,161
	Amcor plc	389,916	3,981
	Vulcan Materials Co.	32,798	3,800
	International Paper Co.	97,390	3,429
^	International Flavors & Fragrances Inc.	26,480	3,243
	FMC Corp.	32,085	3,196
	Martin Marietta Materials Inc.	15,377	3,176
	Nucor Corp.	74,692	3,093
	Celanese Corp. Class A	29,332	2,533
	Avery Dennison Corp.	20,594	2,350
	Packaging Corp. of America	23,538	2,349
	Eastman Chemical Co.	33,727	2,349
	Albemarle Corp.	26,247	2,027
	Westrock Co.	64,041	1,810
	CF Industries Holdings Inc.	52,780	1,485
	Sealed Air Corp.	38,420	1,262
	Mosaic Co.	86,758	1,085
			160,181
Real Estate (2.8%)
	American Tower Corp.	109,748	28,374
	Crown Castle International Corp.	103,172	17,266
	Prologis Inc.	182,850	17,065
	Equinix Inc.	21,912	15,389
	Digital Realty Trust Inc.	66,424	9,440
	SBA Communications Corp. Class A	27,634	8,233
	Public Storage	37,211	7,140
	AvalonBay Communities Inc.	34,844	5,388
	Welltower Inc.	103,373	5,350
	Simon Property Group Inc.	75,716	5,178
	Equity Residential	86,606	5,094
	Alexandria Real Estate Equities Inc.	31,237	5,068
	Realty Income Corp.	85,030	5,059
	Weyerhaeuser Co.	184,789	4,150
*	CBRE Group Inc. Class A	83,010	3,754
	Essex Property Trust Inc.	16,203	3,713
	Healthpeak Properties Inc.	133,363	3,676
	Ventas Inc.	92,456	3,386
	Mid-America Apartment Communities Inc.	28,337	3,249
	Boston Properties Inc.	35,808	3,236
	Duke Realty Corp.	91,298	3,231
	Extra Space Storage Inc.	31,910	2,948
	UDR Inc.	73,122	2,733
	Regency Centers Corp.	41,873	1,922
	Host Hotels & Resorts Inc.	175,111	1,889
	Iron Mountain Inc.	71,065	1,855
	Vornado Realty Trust	39,416	1,506
	Federal Realty Investment Trust	17,361	1,479
	Apartment Investment and Management Co.	36,786	1,385
	Kimco Realty Corp.	106,764	1,371
	SL Green Realty Corp.	18,891	931
			180,458
Utilities (3.1%)
	NextEra Energy Inc.	121,174	29,102
	Dominion Energy Inc.	207,772	16,867
	Duke Energy Corp.	181,929	14,534
	Southern Co.	261,442	13,556
	American Electric Power Co. Inc.	122,692	9,771
	Exelon Corp.	241,241	8,755
	Sempra Energy	72,427	8,491
	Xcel Energy Inc.	129,962	8,123
	Eversource Energy	83,292	6,936
	WEC Energy Group Inc.	78,088	6,844

419

Equity Index Portfolio

			Market
			Value•
		Shares	($000)
	Public Service Enterprise Group Inc.	125,185	6,154
	Consolidated Edison Inc.	82,705	5,949
	American Water Works Co. Inc.	44,819	5,766
	FirstEnergy Corp.	134,105	5,201
	DTE Energy Co.	47,690	5,127
	Edison International	93,576	5,082
	PPL Corp.	190,383	4,919
	Entergy Corp.	49,560	4,649
	Ameren Corp.	61,137	4,302
	CMS Energy Corp.	70,883	4,141
	Evergy Inc.	56,142	3,329
	Atmos Energy Corp.	30,329	3,020
	Alliant Energy Corp.	61,855	2,959
	CenterPoint Energy Inc.	135,183	2,524
	AES Corp.	164,313	2,381
	NiSource Inc.	94,498	2,149
	Pinnacle West Capital Corp.	27,766	2,035
	NRG Energy Inc.	60,245	1,961
			194,627
Total Common Stocks (Cost $3,959,774)			6,346,862
Temporary Cash Investments (0.5%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund, 0.227%	290,296	29,029

		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill 0.100%–0.103%, 7/14/20	1,100	1,100
3	United States Cash Management Bill, 0.116%, 9/29/20	1,470	1,469
3	United States Treasury Bill, 0.087%, 9/24/20	1,000	1,000
			3,569
Total Temporary Cash Investments (Cost $32,599)			32,598
Total Investments (100.0%) (Cost $3,992,373)			6,379,460
Other Assets and Liabilities—Net (0.0%)			(410)
Net Assets (100%)			6,379,050

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,802,000.
[1]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[2]	Collateral of $2,994,000 was received for securities on loan.
[3]	Securities with a value of $2,680,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	204	31,520	110

See accompanying Notes, which are an integral part of the Financial Statements.

420

Equity Index Portfolio

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,963,343)	6,350,431
Affiliated Issuers (Cost $29,030)	29,029
Total Investments in Securities	6,379,460
Investment in Vanguard	285
Receivables for Investment Securities Sold	2
Receivables for Accrued Income	4,996
Receivables for Capital Shares Issued	1,891
Variation Margin Receivable—Futures Contracts	467
Total Assets	6,387,101
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	6
Collateral for Securities on Loan	2,994
Payables for Capital Shares Redeemed	4,571
Payables to Vanguard	459
Total Liabilities	8,051
Net Assets	6,379,050

At June 30, 2020, net assets consisted of:

Paid-in Capital	3,880,029
Total Distributable Earnings (Loss)	2,499,021
Net Assets	6,379,050

Net Assets
Applicable to 144,854,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,379,050
Net Asset Value Per Share	$44.04

See accompanying Notes, which are an integral part of the Financial Statements.

421

Equity Index Portfolio

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	60,864
Interest[1]	145
Securities Lending—Net	65
Total Income	61,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	459
Management and Administrative	3,456
Marketing and Distribution	302
Custodian Fees	20
Shareholders’ Reports	23
Trustees’ Fees and Expenses	2
Total Expenses	4,262
Net Investment Income	56,812
Realized Net Gain (Loss)
Investment Securities Sold[1]	65,770
Futures Contracts	1,399
Realized Net Gain (Loss)	67,169
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(328,386)
Futures Contracts	(486)
Change in Unrealized Appreciation (Depreciation)	(328,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,891)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $134,000, ($22,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,812	107,281
Realized Net Gain (Loss)	67,169	132,104
Change in Unrealized Appreciation (Depreciation)	(328,872)	1,295,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,891)	1,535,381
Distributions[1]
Total Distributions	(242,631)	(247,426)
Capital Share Transactions
Issued	691,075	584,985
Issued in Lieu of Cash Distributions	242,631	247,426
Redeemed	(565,152)	(596,018)
Net Increase (Decrease) from Capital Share Transactions	368,554	236,393
Total Increase (Decrease)	(78,968)	1,524,348
Net Assets
Beginning of Period	6,458,018	4,933,670
End of Period	6,379,050	6,458,018

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

422

Equity Index Portfolio

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$47.70	$38.03	$41.17	$35.63	$33.25	$34.44
Investment Operations
Net Investment Income	.402 [1]	.805 [1]	.804 [1]	.699 [1]	.704	.759 [2]
Net Realized and Unrealized Gain (Loss) on Investments	(2.310)	10.791	(2.556)	6.734	3.055	(.338)
Total from Investment Operations	(1.908)	11.596	(1.752)	7.433	3.759	.421
Distributions
Dividends from Net Investment Income	(.806)	(.834)	(.703)	(.699)	(.759)	(.569)
Distributions from Realized Capital Gains	(.946)	(1.092)	(.685)	(1.194)	(.620)	(1.042)
Total Distributions	(1.752)	(1.926)	(1.388)	(1.893)	(1.379)	(1.611)
Net Asset Value, End of Period	$44.04	$47.70	$38.03	$41.17	$35.63	$33.25

Total Return	-3.17%	31.30%	-4.51%	21.66%	11.81%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,379	$6,458	$4,934	$5,178	$4,329	$3,985
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.87%	1.94%	1.85%	2.08%	2.31%[2]
Portfolio Turnover Rate	2%	4%	5%	5%	7%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.13 and 0.35%, respectively, resulting from a special dividend from Medtronic plc in January 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

423

Equity Index Portfolio

Notes to Financial Statements

The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the portfolio’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the portfolio’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties.

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Equity Index Portfolio

The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the portfolio did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the portfolio had contributed to Vanguard capital in the amount of $285,000, representing less than 0.01% of the portfolio’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Equity Index Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,346,862	—	—	6,346,862
Temporary Cash Investments	29,029	3,569	—	32,598
Total	6,375,891	3,569	—	6,379,460
Derivative Financial Instruments
Assets
Futures Contracts[1]	467	—	—	467

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,992,373
Gross Unrealized Appreciation	2,955,412
Gross Unrealized Depreciation	(568,215)
Net Unrealized Appreciation (Depreciation)	2,387,197

E.  During the six months ended June 30, 2020, the portfolio purchased $340,439,000 of investment securities and sold $149,421,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	Shares	Shares
	(000)	(000)
Issued	15,879	13,588
Issued in Lieu of Cash Distributions	6,753	6,019
Redeemed	(13,172)	(13,957)
Net Increase (Decrease) in Shares Outstanding	9,460	5,650

At June 30, 2020, two shareholders (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio) were each the record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 68%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

426

Equity Index Portfolio

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Equity Index Portfolio

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q692 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.